    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 28, 2003

                                                      1933 Act File No. 33-69460
                                                      1940 Act File No. 811-8046

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[ ]               Pre-Effective Amendment No.

[X]               Post-Effective Amendment No.   58
                                                ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[X]               Amendment No.   60
                                 ----

                        (Check appropriate box or boxes)

BERGER INVESTMENT PORTFOLIO TRUST
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

210 University Boulevard, Denver, Colorado                80206
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (303) 329-0200
                                                    ----------------------------

Jack R. Thompson, 210 University Boulevard, Denver, CO 80206
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

                  Immediately upon filing pursuant to paragraph (b)
                  On (date) pursuant to paragraph (b)
                  60 days after filing pursuant to paragraph (a)(1)
                  on (date) pursuant to paragraph (a) (1)
                  75 days after filing pursuant to paragraph (a)(2)
                  on (date) pursuant to paragraph (a)(2) of Rule 485
          XX      on January 28, 2003, pursuant to paragraph (a)(3)

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

         Title of Securities Being Registered: Shares of Beneficial Interest of the Berger Mid Cap Growth Fund, Berger Small Company Growth Fund - Investor Shares, Berger Small Company Growth Fund - Institutional Shares, Berger Information Technology Fund - Investor Shares, Berger Information Technology Fund - Institutional Shares, Berger Mid Cap Value Fund - Investor Shares, Berger Mid Cap Value Fund - Institutional Shares, Berger Small Cap Value Fund II - Investor Shares, Berger Small Cap Value Fund II - Institutional Shares, Berger Small Cap Value Fund II - Service Shares and Berger Balanced Fund.

                                EXPLANATORY NOTE

         This amendment to the Registration Statement of the Berger Investment Portfolio Trust contains the following:

Four Prospectuses:
         One for the combined retail Berger Funds, including the Berger Mid Cap Growth Fund, Berger Small Company Growth Fund - Investor Shares, Berger Information Technology Fund - Investor Shares, Berger Mid Cap Value Fund - Investor Shares, Berger Small Cap Value Fund II - Investor Shares and Berger Balanced Fund.
         One for the Berger Small Company Growth Fund - Institutional Shares
         One for the Berger Information Technology Fund - Institutional Shares One for the Berger Mid Cap Value Fund - Institutional Shares
         One for the Berger Small Cap Value Fund II - Institutional Shares
         One for the Berger Small Cap Value Fund II - Service Shares

Four Statements of Additional Information:
         One for the combined retail Berger Funds, including the Berger Mid Cap Growth Fund, Berger Small Company Growth Fund - Investor Shares, Berger Information Technology Fund - Investor Shares, Berger Mid Cap Value Fund - Investor Shares, Berger Small Cap Value Fund II - Investor Shares, and Berger Balanced Fund.
         One for the Berger Small Company Growth Fund - Institutional Shares
         One for the Berger Information Technology Fund - Institutional Shares One for the Berger Mid Cap Value Fund - Institutional Shares
         One for the Berger Small Cap Value Fund II - Institutional Shares
         One for the Berger Small Cap Value Fund II - Service Shares

One Part C


         The purpose of this Post-Effective Amendment No. 58 is to amend the Registration Statement of the Berger Investment Portfolio Trust (the "Trust"). Pursuant to a request for accelerated approval of this filing, this Amendment and the Trust's Post-Effective Amendment No. 57 (filed on November 29, 2002) are to be effective January 28, 2003.

January 28, 2003

BERGER FUNDS
PROSPECTUS

[BERGER FUNDS LOGO]

BERGER GROWTH FUND

BERGER LARGE CAP GROWTH FUND

BERGER MID CAP GROWTH FUND

BERGER SMALL COMPANY GROWTH FUND -- INVESTOR SHARES

BERGER INFORMATION TECHNOLOGY FUND -- INVESTOR SHARES


BERGER MID CAP VALUE FUND -- INVESTOR SHARES


BERGER SMALL CAP VALUE FUND II -- INVESTOR SHARES

BERGER BALANCED FUND

The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus,or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Like all mutual funds, an investment in the Berger Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Funds will meet their investment goals and you could lose money in the Funds.

                              IMPORTANT INFORMATION



On September 3, 2002, Stilwell Financial Inc. (Stilwell), the parent company of Berger Financial Group LLC (BFG), announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC (Janus Capital). As a result of the consolidation, effective January 1, 2003, Janus Capital Corporation and Stilwell merged and the new organization - Janus Capital Group Inc. - is now responsible for the strategic direction of its investment management subsidiaries including BFG. BFG is now 86% owned by Janus Capital and it is anticipated that BFG will be dissolved. Bay Isle Financial LLC (Bay Isle), a wholly owned subsidiary of BFG, will become a subsidiary of Janus Capital.



In connection with the reorganization of BFG, the Independent Trustees of the Berger Funds have approved, subject to shareholder approval, the merger of the following Berger growth funds into similar Janus funds:



Current Fund                            Proposed Acquiring Fund
Berger Balanced Fund                    Janus Balanced Fund
Berger Growth Fund                      Janus Olympus Fund
Berger Large Cap Growth Fund            Janus Growth and Income Fund
Berger Mid Cap Growth Fund              Janus Enterprise Fund
Berger Small Company Growth Fund        Janus Venture Fund
Berger Information Technology Fund      Janus Global Technology Fund



The Berger Funds' Independent Trustees also approved, subject to shareholder approval, the appointment of Janus Capital as the adviser to certain Berger value funds and the reorganization of these funds into the Janus fund family. Shareholders of Berger Mid Cap Value Fund and Berger Small Cap Value Fund II will be asked to vote on this proposal. Under the proposed reorganization, Perkins, Wolf, McDonnell & Company (PWM) will remain the sub-adviser to Berger Mid Cap Value Fund and the Fund will be merged into a newly created Janus mid cap value fund. Bay Isle will remain the sub-adviser to Berger Small Cap Value Fund II and that Fund will be merged into a newly created Janus small cap value fund.



It is anticipated that shareholders will be receiving materials about the proposals in January and that a shareholders meeting will be held in March 2003. It is also anticipated that, subsequent to the shareholders meeting, Janus Capital will acquire a minority interest in PWM.



Also in connection with the reorganization of BFG and effective on December 16, 2002, the Berger Funds' Independent Trustees named Janus Capital interim investment adviser to Berger Balanced Fund, Berger Growth Fund, Berger Large Cap Growth Fund, Berger Mid Cap Growth Fund, and Berger Small Company Growth Fund pursuant to Interim Advisory Agreements. Shareholders of these Funds will be asked to ratify the Interim Advisory Agreements at the March 2003 shareholders meeting. Bay Isle Financial LLC will continue to manage Berger Information Technology Fund until the Fund's reorganization.






BERGER FUNDS, BERGER SMALL COMPANY GROWTH FUND, BERGER BALANCED FUND, BERGER MID CAP GROWTH FUND, BERGER INFORMATION TECHNOLOGY FUND, BERGER GROWTH FUND and BERGER MID CAP VALUE FUND are registered servicemarks of Berger Financial Group LLC; THE BERGER MOUNTAIN LOGO is a registered trademark of Berger Financial Group LLC; BERGER SMALL CAP VALUE FUND II AND BERGER LARGE CAP GROWTH FUND are servicemarks of Berger Financial Group LLC; and other marks referred to herein are the trademarks, servicemarks, registered trademarks or registered servicemarks of the respective owners thereof.

TABLE OF CONTENTS

BERGER FUNDS(R) are a family of mutual funds. A mutual fund pools money from shareholders and invests in a portfolio of securities. Each of the following sections introduces a Fund,its goal(s),principal investment strategies and principal risks. They also contain expense and performance information.


BERGER GROWTH FUND(R) ...................................................      4
BERGER LARGE CAP GROWTH FUND(SM) ........................................      6
BERGER MID CAP GROWTH FUND(R) ...........................................      8
BERGER SMALL COMPANY GROWTH FUND(R) -- INVESTOR SHARES ..................     10
BERGER INFORMATION TECHNOLOGY FUND(R) -- INVESTOR SHARES ................     12
BERGER MID CAP VALUE FUND(R) -- INVESTOR SHARES .........................     14
BERGER SMALL CAP VALUE FUND II(SM) -- INVESTOR SHARES ...................     16
BERGER BALANCED FUND(R) .................................................     18
INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS ..................     20
RISK AND INVESTMENT TABLE ...............................................     21
RISK AND INVESTMENT GLOSSARY ............................................     22
HOW TO CONTACT US .......................................................     24
TO OPEN AN ACCOUNT OR PURCHASE SHARES ...................................     25
EXCHANGING SHARES .......................................................     26
SELLING (REDEEMING) SHARES ..............................................     27
SIGNATURE GUARANTEE/SPECIAL DOCUMENTATION ...............................     27
INFORMATION ABOUT YOUR ACCOUNT ..........................................     28
EXCESSIVE TRADING .......................................................     28
ONLINE AND TELEPHONE CONSIDERATIONS .....................................     28
YOUR SHARE PRICE ........................................................     28
PRIVACY NOTICE ..........................................................     29
DISTRIBUTIONS AND TAXES .................................................     30
TAX--SHELTERED RETIREMENT PLANS .........................................     31
ORGANIZATION OF THE BERGER FUNDS FAMILY .................................     32
INVESTMENT MANAGERS .....................................................     32
12b-1 ARRANGEMENTS ......................................................     34
SPECIAL FUND STRUCTURES .................................................     34
FINANCIAL HIGHLIGHTS FOR THE BERGER FUNDS FAMILY ........................     35
BERGER GROWTH FUND ......................................................     35
BERGER LARGE CAP GROWTH FUND ............................................     35
BERGER MID CAP GROWTH FUND ..............................................     36
BERGER SMALL COMPANY GROWTH FUND -- INVESTOR SHARES .....................     36
BERGER INFORMATION TECHNOLOGY FUND -- INVESTOR SHARES ...................     37
BERGER MID CAP VALUE FUND -- INVESTOR SHARES ............................     39
BERGER SMALL CAP VALUE FUND II -- INVESTOR SHARES .......................     39
BERGER BALANCED FUND ....................................................     40




                             Berger Funds o January 28, 2003 Combined Prospectus

4

BERGER GROWTH FUND

Ticker Symbol  BEONX
Fund Number    43


THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund aims for long-term capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of established companies with the potential for growth.

The Fund's stock selection by the Fund's investment manager focuses on companies that have demonstrated an ability to generate above-average growth in revenue and earnings regardless of the company's size.

The Fund's investment manager generally looks for companies with:

o Strong revenue and earnings growth

o Large market potential for their products and services

o Proven, capable management teams with clearly-defined strategies for future growth.

The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.

PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with the risks of equity investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

Although the Fund is expected to invest in stocks of companies of all sizes, including large companies, the Fund's share price may fluctuate more than that of funds primarily invested in stocks of large companies. Small and mid-sized companies may pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund's active trading will cause the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE

The information below shows the Fund's performance through December 31, 2002. These returns include reinvestment of all dividends and capital gains distributions and reflects Fund expenses. As with all mutual funds, past performance does not guarantee future results.

Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year for the past ten years.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31


[BAR GRAPH]

21.20%  -6.66%  21.34%  13.73%  13.57% 16.23%  52.28%  -18.89%  -32.47%  -40.26%

1993    1994    1995    1996    1997   1998    1999    2000     2001     2002



BEST QUARTER:   12/31/99                    42.88%

WORST QUARTER:  12/31/00                   -27.99%


Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Russell 3000 Growth Index, the Fund's benchmark index. The Russell 3000 Growth Index is an unmanaged index, with dividends reinvested, which measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indexes. While the Fund does not seek to match the returns of the index, it is a good indicator of general stock market performance. You may not invest in the index, and unlike the Fund, it does not incur fees or charges.



Beger Funds o January 28, 2003 Combined Prospectus

Berger Funds

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2002


                                                   1 Year    5 Years    10 Years
--------------------------------------------------------------------------------
Return Before Taxes                                -40.26%   -10.35%       0.26%

Return After Taxes on Distributions                -40.26%   -12.55%      -2.54%

Return After Taxes on Distributions
and Sale of Fund Shares(1)                         -24.72%    -7.10%       0.62%

Russell 3000 Growth (reflects no deduction
for fees, expenses or taxes)                       -28.04%    -4.11%       6.30%
--------------------------------------------------------------------------------



(1) If the Fund incurs a loss, which generates a tax benefit, the return after taxes on distributions and sale of Fund shares may exceed the Fund's other return figures.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES


(deducted directly from the Fund)                          %
------------------------------------------------------------
Management fee                                           .74

Distribution (12b-1) fee                                 .25

Other expenses                                           .52
------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                    1.51
------------------------------------------------------------


UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.

EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same for each period

o Redemption after the end of each period

o Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                               $
-----------------------------------------------------
One                                               154

Three                                             477

Five                                              824

Ten                                             1,802
-----------------------------------------------------




                             Berger Funds o January 28, 2003 Combined Prospectus

6

BERGER LARGE CAP GROWTH FUND

Ticker Symbol  BEOOX
Fund Number    44

THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the securities of large, well-established companies that have potential for growth.

The Fund's security selection focuses on the common stocks of larger companies that have demonstrated a history of growth in revenues and earnings.

The Fund's investment manager generally looks for companies with:

o Opportunities for above-average revenue and earnings growth

o Strong market positions for their products and services

o Strong, seasoned management teams with well-established and clearly defined strategies.

Under normal circumstances, the Fund invests at least 80% of its total assets in equity securities of companies whose market capitalization, at the time of initial purchase, is $10 billion or more. Shareholders will be provided at least 60 days notice prior to any change to the Fund's 80% investment policy. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Fund may invest up to 20% of its assets in convertible securities rated below investment grade (BB or lower by Standard & Poor's, Ba or lower by Moody's). The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.

PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with the risks of equity investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, interest rate movements, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

To the extent the Fund invests in fixed-income securities it takes on different risks, including movements in interest rates and default on payment of principal or interest. In addition, the Fund may invest in convertible securities rated below investment grade, which may pose greater market, interest rate, prepayment and credit risks. These issuers are less financially secure, and are more likely to be hurt by interest rate movements. In addition, if the Fund does engage in active trading, this will cause the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE

The information below shows the Fund's performance through December 31, 2002. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.

Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year for the past ten years.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31(1)


[BAR GRAPH]

23.57%  -9.07%  23.92%  15.61%  22.70% 22.49%  61.32%  -11.26%  -26.38%  -34.18%

1993    1994    1995    1996    1997   1998    1999    2000     2001     2002



BEST QUARTER:  12/31/99                 40.64%

WORST QUARTER:  9/30/01                -21.72%


(1) Effective January 29, 2001, the Fund changed its name and non-fundamental investment strategies from that of a growth and income fund to a large cap growth fund.

Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Russell 1000 Growth Index, the Fund's benchmark index. The Russell 1000 Growth Index is an unmanaged index, with dividends reinvested, which measures the performance of those Russell 1000 companies with



Beger Funds o January 28, 2003 Combined Prospectus

Berger Funds

higher price-to-book ratios and higher forecasted growth values. While the Fund does not seek to match the returns of the index, it is a good indicator of general stock market performance. You may not invest in the index, and unlike the Fund, it does not incur fees or charges.

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2002(1)


                                       1 Year         5 Years        10 Years
--------------------------------------------------------------------------------
Return Before Taxes                    -34.18%         -3.20%          5.31%

Return After Taxes on
Distributions                          -34.18%         -5.46%          2.96%

Return After Taxes on
Distributions and Sale
of Fund Shares(2)                      -20.99%         -2.26%          4.16%

Russell 1000 Growth
(reflects no deduction for
fees, expenses or taxes)               -27.89%         -3.84%          6.71%
--------------------------------------------------------------------------------


(1) Effective January 29, 2001, the Fund changed its name and non-fundamental investment strategies from that of a growth and income fund to a large cap growth fund.


(2) If the Fund incurs a loss, which generates a tax benefit, the return after taxes on distributions and sale of Fund shares may exceed the Fund's other return figures.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES


(deducted directly from the Fund)                    %
------------------------------------------------------
Management fee                                     .75

Distribution (12b-1) fee                           .25

Other expenses                                     .38
------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES              1.38
------------------------------------------------------


UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.

EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same for each period

o Redemption after the end of each period

o Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                           $
-------------------------------------------------
One                                           140

Three                                         437

Five                                          755

Ten                                         1,657
-------------------------------------------------




                              Beger Funds o January 28, 2003 Combined Prospectus

8

BERGER MID CAP GROWTH FUND

Ticker Symbol  BEMGX
Fund Number    215

THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of mid-sized companies with the potential for strong revenue and earnings growth.

The Fund's stock selection focuses on companies that commit their resources to innovative products or services for unique, changing or rapidly growing markets.

The Fund's investment manager generally looks for companies with:

o Strong revenue and earnings growth fundamentals and leading market share in their industry or business sector

o Strong management teams with established organizational structures

o Strong balance sheets and the ability to efficiently finance their growth.

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of companies whose market capitalization falls, at the time of initial purchase, within the 12-month average of the capitalization range of the Russell Midcap Index. This average is updated monthly. Shareholders will be provided at least 60 days notice prior to any change to the Fund's 80% investment policy. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.

PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of large companies. Mid-sized companies may pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund's active trading will cause the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE

The information below shows the Fund's performance through December 31, 2002. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.

Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31(1)


[BAR GRAPH]

54.38%   151.46%   -25.15%   -39.03%   -45.57%

1998     1999      2000      2001      2002



BEST QUARTER:  12/31/99                         75.17%

WORST QUARTER:  9/30/01                        -41.46%


(1) Initial Public Offerings constituted a significant portion of the Fund's performance during 1998 and 1999 and there can be no assurance that IPOs will have such an impact in the future.

Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Russell Midcap Growth Index, the Fund's benchmark index. The Russell Midcap Growth Index is an unmanaged index, with dividends reinvested, which measures the performance of those Russell Midcap companies with



Beger Funds o January 28, 2003 Combined Prospectus

Berger Funds

higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of the Russell 1000 Growth Index. While the Fund does not seek to match the returns of the index, it is a good indicator of general stock market performance. You may not invest in the index, and unlike the Fund, it does not incur fees or charges.

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2002


                                                         5 Years/Life of the Fund
                                           1 Year           (December 31, 1997)
---------------------------------------------------------------------------------
Return Before Taxes                        -45.57%               -0.72%

Return After Taxes on
Distributions                              -45.57%               -2.36%

Return After Taxes on
Distributions and Sale
of Fund Shares(1)                          -27.98%               -0.16%

Russell Midcap Growth
(reflects no deduction for
fees, expenses or taxes)                   -27.41%               -1.82%
---------------------------------------------------------------------------------



(1) If the Fund incurs a loss, which generates a tax benefit, the return after taxes on distributions and sale of Fund shares may exceed the Fund's other return figures.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES


(deducted directly from the Fund)                   %
-----------------------------------------------------
Management fee                                    .75
Distribution (12b-1) fee                          .25
Other expenses                                    .98
-----------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES             1.98
-----------------------------------------------------


UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.

EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same for each period

o Redemption after the end of each period

o Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                      $
--------------------------------------------
One                                      201
Three                                    621
Five                                   1,068
Ten                                    2,306
--------------------------------------------



                             Berger Funds o January 28, 2003 Combined Prospectus

10

BERGER SMALL COMPANY GROWTH FUND -- INVESTOR SHARES

Ticker Symbol  BESCX
Fund Number    345

THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of small companies with the potential for rapid revenue and earnings growth.

The Fund's stock selection focuses on companies that either occupy a dominant position in an emerging industry or have a growing market share in a larger, fragmented industry.

The Fund's investment manager generally looks for companies with:

o An innovative technology, product or service that may enable the company to be a market share leader

o Strong entrepreneurial management with clearly defined strategies for growth

o Relatively strong balance sheets.

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index. This average is updated monthly. Shareholders will be provided at least 60 days notice prior to any change to the Fund's 80% investment policy. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.

PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund's active trading will cause the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE

The information below shows the Fund's performance through December 31, 2002. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.

Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31


[BAR GRAPH]

13.73%  33.80%   16.77%   16.16%   3.17%   104.39%   -8.27%    -33.82%   -48.90%

1994    1995     1996     1997     1998    1999      2000      2001      2002



BEST QUARTER:  12/31/99                  58.97%

WORST QUARTER:  9/30/01                 -38.81%


Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Russell 2000 Growth Index, the Fund's benchmark index. The Russell 2000 Growth Index is an unmanaged index, with dividends reinvested, which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth val-



Beger Funds o January 28, 2003 Combined Prospectus

Berger Funds

ues. It is a generally recognized indicator used to measure overall small company growth-stock performance. While the Fund does not seek to match the returns of the index, it is a good indicator of general stock market performance. You may not invest in the index, and unlike the Fund, it does not incur fees or charges.

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2002


                                                              Life of the Fund
                                 1 Year        5 Years       (December 30, 1993)
--------------------------------------------------------------------------------
Return Before Taxes              -48.90%         -8.14%              3.39%

Return After Taxes on
Distributions                    -48.90%        -10.37%              1.56%

Return After Taxes on
Distributions and Sale
of Fund Shares(1)                -30.02%         -4.69%              3.86%

Russell 2000 Growth
(reflects no deduction for
fees, expenses or taxes)         -30.26%         -6.59%              1.62%
--------------------------------------------------------------------------------



(1) If the Fund incurs a loss, which generates a tax benefit, the return after taxes on distributions and sale of Fund shares may exceed the Fund's other return figures.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES


(deducted directly from the Fund)                    %
------------------------------------------------------
Management fee                                     .84

Distribution (12b-1) fee                           .25

Other expenses                                     .46
------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES              1.55
------------------------------------------------------


UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.

EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same for each period

o Redemption after the end of each period

o Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                       $
---------------------------------------------
One                                       158

Three                                     490

Five                                      845

Ten                                     1,845
---------------------------------------------



                              Beger Funds o January 28, 2003 Combined Prospectus

12

BERGER INFORMATION TECHNOLOGY FUND -- INVESTOR SHARES

Ticker Symbol  BINVX
Fund Number    912

THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund aims for capital appreciation. In pursuing that goal, the Fund invests at least 80% of its assets in common stocks of companies in the information technology group of industries, such as software, hardware, computer consulting services, communications and Internet services and products.

The Fund's investment manager analyzes trends in information technology spending and demand, then identifies companies it believes are best positioned to benefit from those trends. The Fund generally invests the remainder of its assets in information technology-related companies whose stock price the investment manager believes is undervalued relative to their assets, earnings, cash flow or business franchise.

The Fund's investment manager generally looks for companies:

o That dominate their industries or a particular market segment

o That have or are developing products or services that represent significant technological advancements or improvements

o That have strong fundamentals, strong management and strong product positioning.

The Fund primarily invests in common stocks. The Fund is free to invest in companies of any size market capitalization. In certain unusual circumstances, the Fund may be unable to remain invested in securities of companies at the stated level. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation.

PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

Given the Fund's concentration in industries that are rapidly changing, its share price may fluctuate more than that of funds invested in more stable industries. Companies in the information technology industries may have narrow product lines and their products and services are often subject to intense competition and rapid obsolescence.

Because the Fund's investments are focused in the information technology sector, the Fund is more susceptible to adverse events and market pressures impacting the industries included in that sector, which may pose greater market and liquidity risk.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE

The information below shows the Fund's performance through December 31, 2002. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.

Year-by-year returns show how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.


YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31(1)(2)



[BAR GRAPH]

62.72%   164.93%   -28.06%    -39.16%    -43.28%

1998     1999      2000       2001       2002



BEST QUARTER:  12/31/99                  97.35%

WORST QUARTER:  3/31/01                 -41.65%


(1) Initial Public Offerings constituted a significant portion of the Fund's performance during 1999 and there can be no assurance that IPOs will have such an impact in the future.


(2) Performance data for the Investor Shares includes periods prior to the adoption of class designations on July 2, 1999, and therefore does not reflect the 0.25% per year 12b-1 fee applicable to the Investor Shares. This would have reduced the Investor Shares' return for that prior period.


Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Nasdaq-100 Index, the Fund's benchmark index. The Nasdaq-100 Index is an unmanaged index, with dividends reinvested, which reflects Nasdaq's largest compa-



Berger Funds o January 28, 2003 Combined Prospectus

Berger Funds

nies across major industry groups, including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. While the Fund does not seek to match the returns of the index, it is a good indicator of general stock market performance. You may not invest in the index, and unlike the Fund, it does not incur fees or charges.


AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2002(1)



                                                                Life of the Fund
                                    1 Year          5 Years      (April 8, 1997)
--------------------------------------------------------------------------------
Return Before Taxes                 -43.28%          1.37%           6.40%

Return After Taxes on
  Distributions                     -43.28%          1.30%           6.33%

Return After Taxes on
  Distributions and Sale
  of Fund Shares(2)                 -26.57%          1.17%           5.32%

Nasdaq-100
  (reflects no deduction for
  fees, expenses or taxes)          -37.58%         -0.08%           2.86%
--------------------------------------------------------------------------------



(1) Performance data for the Investor Shares includes periods prior to the adoption of class designations on July 2, 1999, and therefore does not reflect the 0.25% per year 12b-1 fee applicable to the Investor Shares. This would have reduced the Investor Shares' return for that prior period.



(2) If the Fund incurs a loss, which generates a tax benefit, the return after taxes on distributions and sale of Fund shares may exceed the Fund's other return figures.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

SHAREHOLDER TRANSACTION EXPENSES                               %
------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed
or exchanged if shares are held less than 6 months)           1.00

Exchange Fee*                                                 None
------------------------------------------------------------------

*The 1% redemption fee referenced in the table will be imposed on shares exchanged if held less than 6 months, since an exchange is treated as a redemption followed by a purchase.

ANNUAL FUND OPERATING EXPENSES


(deducted directly from the Fund)                            %
----------------------------------------------------------------
Management fee                                              .85

Distribution (12b-1) fee                                    .25

Other expenses                                             1.00
----------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                       2.10

FEE WAIVER AND EXPENSE REIMBURSEMENT(1)                    -.10
----------------------------------------------------------------
NET EXPENSES                                               2.00
----------------------------------------------------------------



(1) Under a written agreement, the Fund's investment adviser waives its fee and reimburses the Fund's Investor Shares class to the extent that, at any time during the life of the Fund, the class' annual operating expenses exceed 2.00%. The agreement may not be terminated or amended except by a vote of the Fund's Board of Trustees. The agreement automatically terminates in the event the Fund's advisory agreement terminates.


UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.

EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same for each period

o Redemption after the end of each period

o Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                           $
--------------------------------------------------
One                                            203

Three                                          627

Five                                         1,078

Ten                                          2,327
--------------------------------------------------



                             Berger Funds o January 28, 2003 Combined Prospectus

14

BERGER MID CAP VALUE FUND -- INVESTOR SHARES

Ticker Symbol  BEMVX
Fund Number    216


THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES


The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of mid-sized companies whose stock prices are believed to be undervalued.

The Fund's investment selection focuses on companies that have fallen out of favor with the market or are temporarily misunderstood by the investment community. To a lesser degree, the Fund also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery.

The Fund's investment manager generally looks for companies with:

o A low price relative to their assets, earnings, cash flow or business franchise

o Products and services that give them a competitive advantage

o Quality balance sheets and strong management.

The investment manager's philosophy is to weigh a security's downside risk before considering its upside potential, which may help provide an element of capital preservation. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, within the 12-month average of the capitalization range of the Russell Midcap Index. This average is updated monthly. Shareholders will be provided at least 60 days notice prior to any change to the Fund's 80% investment policy. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.

PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

The Fund's share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund may invest in certain securities with unique risks, such as special situations which could present increased market and information risks. The Fund's active trading will cause the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE

The information below shows the Fund's performance through December 31, 2002. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.

Year-by-year returns show how the Fund's performance has varied by illustrating the difference for each full calendar year since the Fund began.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31


[BAR GRAPH]

21.56%   27.34%   20.52%   -13.09%

1999     2000     2001     2002



BEST QUARTER:  12/31/01                  21.28%

WORST QUARTER:  9/30/02                 -17.66%



Beger Funds o January 28, 2003 Combined Prospectus

Berger Funds

Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Russell Midcap Value Index, the Fund's benchmark index. The Russell Midcap Value Index is an unmanaged index, with dividends reinvested, that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. While the Fund does not seek to match the returns of the index, it is a good indicator of general stock market performance. You may not invest in the index, and unlike the Fund, it does not incur fees or charges.

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2002


                                                               Life of the Fund
                                     1 Year                    (August 12, 1998)
--------------------------------------------------------------------------------
Return Before Taxes                  -13.09%                         15.11%

Return After Taxes on
  Distributions                      -13.16%                         13.20%

Return After Taxes on
  Distributions and Sale
  of Fund Shares(1)                   -8.04%                         11.69%

Russell Midcap Value
  (reflects no deduction for
  fees, expenses or taxes)            -9.64%                          3.55%
--------------------------------------------------------------------------------



(1) If the Fund incurs a loss, which generates a tax benefit, the return after taxes on distributions and sale of Fund shares may exceed the Fund's other return figures.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES


(deducted directly from the Fund)                        %
-----------------------------------------------------------
Management fee                                          .74

Distribution (12b-1) fee                                .25

Other expenses                                          .18
-----------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                   1.17
-----------------------------------------------------------


UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.

EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same for each period

o Redemption after the end of each period

o Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                               $
-------------------------------------------------------
One                                                 119

Three                                               372

Five                                                644

Ten                                               1,420
-------------------------------------------------------




                              Beger Funds o January 28, 2003 Combined Prospectus

16

BERGER SMALL CAP VALUE FUND II -- INVESTOR SHARES

Ticker Symbol  BVSCX
Fund Number    918

THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued.

The Fund's investment manager uses fundamental analysis and proprietary valuation models to select stocks for the Fund.

The Fund's investment manager generally looks for companies:

o That have strong fundamentals and competent management

o Whose stock is trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow or franchise value

o Where there is a specific catalyst or event that has the potential to drive appreciation of their stock toward intrinsic value.

The investment manager's philosophy is to weigh a security's downside risk before considering its upside potential, which may help provide an element of capital preservation. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index. This average is updated monthly. Shareholders will be provided at least 60 days notice prior to any change to the Fund's 80% investment policy. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. To a certain degree, the Fund invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery.

PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund may invest in certain securities with unique risks, such as special situations, which could present increased market and information risks.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE

The Fund has no performance history since it did not commence operations until March 28, 2002.



Beger Funds o January 28, 2003 Combined Prospectus

Berger Funds

FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemptions or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.


ANNUAL FUND OPERATING EXPENSES



(deducted directly from the Fund)                            %
---------------------------------------------------------------
Management fee                                              .85

Distribution (12b-1) fee                                    .25

Other expenses                                             2.27
---------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                       3.37

EXPENSE REIMBURSEMENT(1)                                   -.41
---------------------------------------------------------------
NET EXPENSES                                               2.96
---------------------------------------------------------------



(1) Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Investor Shares class to the extent that transfer agency, shareholder reporting and registration expenses exceed 0.25% of the Investor Shares' average daily net assets during the fiscal year. The agreement may not be terminated until September 30, 2003. The agreement automatically terminates in the event the Fund's advisory agreement terminates.


UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.

EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o $10,000 initial investment

o 5% total return for each year


o Fund operating expenses remain the same for each period (except that the example reflects the expense reimbursement by Berger Financial Group LLC for the one-year period and the first year of the three-, five- and ten-year period)


o Redemption after the end of each period

o Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                                 $
---------------------------------------------------------
One                                                   299

Three                                                 998

Five                                                1,720

Ten                                                 3,630
---------------------------------------------------------




                             Berger Funds o January 28, 2003 Combined Prospectus

18

BERGER BALANCED FUND

Ticker Symbol  BEBAX
Fund Number    213

THE FUND'S GOALS AND PRINCIPAL INVESTMENT STRATEGIES

The Fund aims for capital appreciation and current income. In pursuing these goals, the Fund primarily invests in a diversified group of domestic equity and fixed-income securities.

The allocation between equity and fixed-income securities is based upon the investment manager's assessment of available investment opportunities and relevant market, economic and financial factors.

The Fund's investment manager generally looks for companies:

o That have strong fundamentals and strong management

o Whose stock is trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow or franchise value

o Where there is a specific catalyst or event that has the potential to drive appreciation of their stock toward intrinsic value.

The Fund's equity investments consist primarily of common stocks of companies with mid-sized to large market capitalizations. The Fund's fixed-income investments are a variety of income-producing securities, such as short- to long-term corporate, U.S. government and government agency debt securities, convertible securities, preferred stocks and mortgage-backed securities. The investment manager believes its investment style emphasizing equity securities offers shareholders the opportunity for capital appreciation along with a reasonable level of capital preservation. Normally, equity securities are expected to range from 45% to 65% of the Fund's total assets. However, it is the Fund's policy to invest at least 25% of its total assets in fixed-income senior securities and at least 25% in equity securities. The Fund may invest up to 20% of its assets in convertible securities rated below investment grade (BB or lower by Standard & Poor's, Ba or lower by Moody's).

The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation.

PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with the risks of equity and fixed-income investing and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, interest rate movements, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment. The Fund may be riskier than other balanced funds that invest more heavily in fixed-income securities.

To the extent the Fund invests in fixed-income securities it takes on different risks, including movements in interest rates and default on payment of principal or interest, as well as market and call risks. In addition, the Fund may invest in convertible securities rated below investment grade, which may pose greater market, interest rate, prepayment and credit risks. These issuers are less financially secure, and are more likely to be hurt by interest rate movements. When interest rates are low, the Fund's income distributions to you may be reduced or eliminated.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE

The information below shows the Fund's performance through December 31, 2002. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.

Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31(1)


[BAR GRAPH]

34.38%   44.58%   -3.30%    -11.77%    -22.13%

1998     1999     2000      2001       2002



BEST QUARTER:  12/31/99                  22.59%

WORST QUARTER:  9/30/01                 -12.89%


(1) Initial Public Offerings constituted a significant portion of the Fund's performance during 1998 and 1999 and there can be no assurance that IPOs will have such an impact in the future.



Beger Funds o January 28, 2003 Combined Prospectus

Berger Funds


Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Standard & Poor's 500 Index (S&P 500). The S&P 500 Index is an unmanaged index, with dividends reinvested, which consists of the common stocks of 500 publicly traded U.S. companies. While the Fund does not seek to match the returns of the index, it is a good indicator of general stock and bond market performance. You may not invest in the index, and unlike the Fund, it does not incur fees or charges.



AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2002(1)



                                                             Life of the Fund
                                   1 Year         5 Years   (September 30, 1997)
--------------------------------------------------------------------------------
Return Before Taxes                -22.13%         5.24%            11.61%

Return After Taxes
  on Distributions                 -22.84%         2.20%             7.33%

Return After Taxes
  on Distributions and Sale
  of Fund Shares(2)                -13.58%         3.13%             7.75%

S&P 500 (reflects no deduction
  for fees, expenses or taxes)     -22.10%        -0.59%            -0.02%
--------------------------------------------------------------------------------



(1) Includes returns for the last quarter of 1997, which reflect a higher than normal level of trading activity undertaken to pursue equity opportunities available as the adviser was beginning to implement the Fund's long-term approach to equity management.



(2) If the Fund incurs a loss, which generates a tax benefit, the return after taxes on distributions and sale of Fund shares may exceed the Fund's other return figures.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES


(deducted directly from the Fund)                           %
---------------------------------------------------------------
Management fee                                              .70

Distribution (12b-1) fee                                    .25

Other expenses                                              .35
---------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                       1.30
---------------------------------------------------------------


UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.

EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o $10,000 initial investment

o 5% total return for each year

o Fund operating expenses remain the same for each period

o Redemption after the end of each period

o Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                                       $
---------------------------------------------------------------
One                                                         132

Three                                                       412

Five                                                        713

Ten                                                       1,568
---------------------------------------------------------------




                              Beger Funds o January 28, 2003 Combined Prospectus

20

INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS

BEFORE YOU INVEST. . .

in any of the Berger Funds, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true--the lower the risk, the lower the potential for return.

Like all mutual funds, an investment in the Berger Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Funds are not a complete investment program, but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Funds will meet their investment goals, and although you have the potential to make money, you could also lose money by investing in the Funds.

The table on the following page will help you further understand the risks the Funds take by investing in certain securities and the investment techniques used by the Berger Funds. A glossary follows. You may get more detailed information about the risks of investing in the Berger Funds in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

KEY TO TABLE

Follow down the columns under the name of the Fund in which you are interested. The boxes will tell you:

Y Yes, the security or technique is permitted by a Fund and is EMPHASIZED by a Fund.
          ----------------------------------------------------------------------
<         Yes, the security or technique is PERMITTED by a Fund.
          ----------------------------------------------------------------------
N         No, the security or technique is NOT PERMITTED by a Fund.
          ----------------------------------------------------------------------
F The RESTRICTION IS FUNDAMENTAL to a Fund. (Fundamental restrictions cannot be changed without a shareholder vote.)
          ----------------------------------------------------------------------
5 Use of a security or technique is permitted, but subject to a RESTRICTION OF UP TO 5% OF TOTAL ASSETS.
          ----------------------------------------------------------------------
25 Use of a security or technique is permitted, but subject to a RESTRICTION OF UP TO 25% OF TOTAL ASSETS.
          ----------------------------------------------------------------------
33.3 Use of a security or technique is permitted, but subject to a RESTRICTION OF UP TO 33 1/3% OF TOTAL ASSETS.
          ----------------------------------------------------------------------
[ ] Use of a security or technique is permitted, but subject to a RESTRICTION OF UP TO 5% OF NET ASSETS.
          ----------------------------------------------------------------------
[ ][ ][ ] Use of a security or technique is permitted, but subject to a
          RESTRICTION OF UP TO 15% OF NET ASSETS.
          ----------------------------------------------------------------------

NOTES TO TABLE

(1) The Funds have no minimum quality standards for convertible securities, although they will not invest in defaulted securities. They also will not invest 20% or more of their assets in convertible securities rated below investment grade or in unrated convertible securities that the adviser or sub-adviser considers to be below investment grade.

(2) The Berger Balanced Fund may invest only in mortgage-backed securities that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or in privately issued mortgage-backed or asset-backed securities that are rated AA/Aa (S&P/Moody's) or above.

(3) The Funds may use futures, forwards and options only for hedging. Not more than 5% of a Fund's net assets may be used for initial margins for futures and premiums for options, although a Fund may have more at risk under these contracts than the initial margin or premium. However, a Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.



Beger Funds o January 28, 2003 Combined Prospectus

Berger Funds


                                                  Berger         Berger          Berger            Berger              Berger
                                                  Growth        Large Cap        Mid Cap        Small Company       Information
RISK AND INVESTMENT TABLE                          Fund        Growth Fund     Growth Fund       Growth Fund      Technology Fund
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFICATION                                      F               F               F                 F                  F
-----------------------------------------------------------------------------------------------------------------------------------
SMALL AND MID-SIZED COMPANY SECURITIES               Y               <               Y                 Y                  <
Market, liquidity and information risk
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN SECURITIES                                   <               <               <                 <                  <
Market, currency, transaction, liquidity,
information, economic and political risk
-----------------------------------------------------------------------------------------------------------------------------------
SECTOR FOCUS                                         Y               <               Y                 Y                  Y
Market and liquidity risk
-----------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES(1)                            <               <               <                 <                  <
Market, interest rate, prepayment and credit risk
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BONDS (NONCONVERTIBLE)              <               <               <                 <                  <
Interest rate, market, call and credit risk
-----------------------------------------------------------------------------------------------------------------------------------
COMPANIES WITH LIMITED OPERATING HISTORIES          5F              5F               <                 <                  <
Market, liquidity and information risk
-----------------------------------------------------------------------------------------------------------------------------------
ILLIQUID AND RESTRICTED SECURITIES           [ ][ ][ ]       [ ][ ][ ]       [ ][ ][ ]         [ ][ ][ ]          [ ][ ][ ]
Market, liquidity and transaction risk
-----------------------------------------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS                                   <               <               <                 <                  <
Market and information risk
-----------------------------------------------------------------------------------------------------------------------------------
INITIAL PUBLIC OFFERINGS (IPOs)                      <               <               <                 <                  <
Market, liquidity and information risk
-----------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES(2)       N               N               N                 N                  N
Interest rate, prepayment, extension,
market and credit risk
-----------------------------------------------------------------------------------------------------------------------------------
TEMPORARY DEFENSIVE MEASURES                         <               <               <                 <                  <
Opportunity risk
-----------------------------------------------------------------------------------------------------------------------------------
LENDING PORTFOLIO SECURITIES                        NF              NF            33.3              33.3               33.3
Credit risk
-----------------------------------------------------------------------------------------------------------------------------------
BORROWING                                           5F              5F             25F               25F                25F
Leverage risk
-----------------------------------------------------------------------------------------------------------------------------------
HEDGING STRATEGIES
FINANCIAL FUTURES(3)                               [ ]             [ ]             [ ]               [ ]                [ ]
Hedging, correlation, opportunity
and leverage risk
-----------------------------------------------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS(3)                <               <               <                 <                  <
Hedging, credit, correlation, opportunity
and leverage risk
-----------------------------------------------------------------------------------------------------------------------------------
OPTIONS(3) (EXCHANGE-TRADED AND OVER-THE-COUNTER)  [ ]             [ ]             [ ]               [ ]                [ ]
Hedging, credit, correlation and leverage risk
-----------------------------------------------------------------------------------------------------------------------------------
WRITING (SELLING) COVERED CALL OPTIONS(3)
(EXCHANGE-TRADED AND OVER-THE-COUNTER)              25              25              25                25                 25
Opportunity, credit and leverage risk
-----------------------------------------------------------------------------------------------------------------------------------



                                                      Berger          Berger            Berger
                                                      Mid Cap        Small Cap         Balanced
RISK AND INVESTMENT TABLE                            Value Fund    Value Fund II         Fund
-----------------------------------------------------------------------------------------------------
DIVERSIFICATION                                          F               F                 F
-----------------------------------------------------------------------------------------------------
SMALL AND MID-SIZED COMPANY SECURITIES                   Y               Y                 <
Market, liquidity and information risk
-----------------------------------------------------------------------------------------------------
FOREIGN SECURITIES                                       <               <                 <
Market, currency, transaction, liquidity,
information, economic and political risk
-----------------------------------------------------------------------------------------------------
SECTOR FOCUS                                             Y               Y                 <
Market and liquidity risk
-----------------------------------------------------------------------------------------------------
CONVERTIBLE SECURITIES(1)                                <               <                 <
Market, interest rate, prepayment and credit risk
-----------------------------------------------------------------------------------------------------
INVESTMENT GRADE BONDS (NONCONVERTIBLE)                  <               <                 Y
Interest rate, market, call and credit risk
-----------------------------------------------------------------------------------------------------
COMPANIES WITH LIMITED OPERATING HISTORIES               <               <                 <
Market, liquidity and information risk
-----------------------------------------------------------------------------------------------------
ILLIQUID AND RESTRICTED SECURITIES               [ ][ ][ ]       [ ][ ][ ]         [ ][ ][ ]
Market, liquidity and transaction risk
-----------------------------------------------------------------------------------------------------
SPECIAL SITUATIONS                                       Y               Y                 <
Market and information risk
-----------------------------------------------------------------------------------------------------
INITIAL PUBLIC OFFERINGS (IPOs)                          <               <                 <
Market, liquidity and information risk
-----------------------------------------------------------------------------------------------------
MORTGAGE-BACKED AND ASSET-BACKED SECURITIES(2)           N               N                 <
Interest rate, prepayment, extension,
market and credit risk
-----------------------------------------------------------------------------------------------------
TEMPORARY DEFENSIVE MEASURES                             <               <                 <
Opportunity risk
-----------------------------------------------------------------------------------------------------
LENDING PORTFOLIO SECURITIES                          33.3            33.3              33.3
Credit risk
-----------------------------------------------------------------------------------------------------
BORROWING                                              25F             25F               25F
Leverage risk
-----------------------------------------------------------------------------------------------------
HEDGING STRATEGIES
FINANCIAL FUTURES(3)                                   [ ]             [ ]               [ ]
Hedging, correlation, opportunity
and leverage risk
-----------------------------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS(3)                    <               <                 <
Hedging, credit, correlation, opportunity
and leverage risk
-----------------------------------------------------------------------------------------------------
OPTIONS(3) (EXCHANGE-TRADED AND OVER-THE-COUNTER)      [ ]             [ ]               [ ]
Hedging, credit, correlation and leverage risk
-----------------------------------------------------------------------------------------------------
WRITING (SELLING) COVERED CALL OPTIONS(3)
(EXCHANGE-TRADED AND OVER-THE-COUNTER)                  25              25                25
Opportunity, credit and leverage risk
-----------------------------------------------------------------------------------------------------




                              Beger Funds o January 28, 2003 Combined Prospectus

22

RISK AND INVESTMENT GLOSSARY

BORROWING refers to a loan of money from a bank or other financial institution undertaken by a Fund for temporary or emergency reasons only.

CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increased likelihood of a call may reduce the security's price.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers.

CONVERTIBLE SECURITIES are debt or equity securities that may be converted on specified terms into stock of the issuer.

CORRELATION RISK occurs when a Fund "hedges" ~ uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to each other the way the Fund managers expect them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default, be downgraded or become unable to pay its obligations when due.

CURRENCY RISK happens when a Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.


DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the Fund's share price.


ECONOMIC RISK is the risk associated with the fact that foreign economies are often less diverse than the U.S. economy. This lack of diversity may lead to greater volatility and could negatively affect foreign investment values. In addition, it is often difficult for domestic investors to understand all the economic factors that influence foreign markets, thus making it harder to evaluate the Funds' holdings.

EXTENSION RISK is the risk that, as interest rates rise, borrowers are less likely to refinance their mortgages or other debts. As a result, the principal on mortgage-backed or asset-backed securities may be paid later than expected, which could cause the value of the securities to go down.

FINANCIAL FUTURES are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price.

FOREIGN SECURITIES are issued by companies located outside the United States. A Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S.

FORWARD FOREIGN CURRENCY CONTRACTS are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price.

HEDGING RISK comes into play when a Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. However, a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities that, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities.

INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.

INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as a Fund grows in size.

INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT-GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment-grade bonds.

LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Funds lend securities only on a fully collateralized basis.



Berger Funds o January 28, 2003 Combined Prospectus

Berger Funds

LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract or security.

LIQUIDITY RISK occurs when investments cannot be sold readily. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate and that such movements might reduce an investment's value.

MORTGAGE-BACKED SECURITIES are securities that represent interests in "pools" of mortgages or that are backed by mortgages where the interest and principal payments on the mortgages are "passed-through" to the security holder. Mortgage-backed securities may be issued or guaranteed by the U.S. Government. They may also be privately issued and backed by U.S. Government guaranteed securities or by private arrangements to make them more secure.

ASSET-BACKED SECURITIES are similar, except backed by assets such as car loans or credit card receivables rather than mortgages.

OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date at a fixed price. Options on securities indexes are similar but settle in cash.

POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

SECTOR FOCUS occurs when a significant portion of a Fund's assets are invested in a relatively small number of related industries. These related industries, or sectors, are narrowly defined segments of the economy, i.e. utilities, technology, healthcare services, telecommunications, etc. There may be additional risks associated with Funds whose investments are focused in a small number of sectors. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in a Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in a Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a Fund that does not invest in similarly related companies. The Funds will not concentrate 25% or more of their total assets in any one industry. Sector focus may increase both market and liquidity risk.

SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by each of the Funds investing primarily in small or mid-sized companies varies by Fund and appears in the description for those Funds under the heading "The Fund's Goal and Principal Investment Strategies." In general, the smaller the company, the greater its risks.

SPECIAL SITUATIONS are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities.

TEMPORARY DEFENSIVE MEASURES Although the Funds reserve the right to take temporary defensive measures, it is the intention of the Funds to remain fully invested at all times. In response to adverse market, economic, political, or other conditions, a Fund's investment manager may believe taking temporary defensive measures is warranted. When this happens, the Fund may increase its investment in government securities and other short-term securities that are inconsistent with the Fund's principal investment strategies. In addition, certain unusual circumstances may force a Fund to temporarily depart from the investment requirement implied by its name.

TRANSACTION RISK means that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. However, custodial risks of using the depository may be minimized through analysis and continuous monitoring by the Funds' primary custodian.

WRITING (SELLING) COVERED CALL OPTIONS is the selling of a contract to another party that gives them the right but not the obligation to buy a particular security from you. A Fund will write call options only if it already owns the security (if it is "covered").



                              Beger Funds o January 28, 2003 Combined Prospectus

24

HOW TO CONTACT US

ONLINE

You can access bergerfunds.com to obtain information about Berger Funds and to perform maintenance and transactions on your account including:

o Opening new accounts

o Purchasing, exchanging and selling shares

o Reviewing Fund information and performance

o Changing your address

o Viewing electronic financial reports, prospectuses and statements

o Downloading applications and account servicing forms

QUICK ACCESS

You can obtain Fund prices and purchase, exchange, and sell shares using our automated phone system (voice activated or touch tone).

o 1-800-551-5849, Option 1.

BERGER INVESTOR SERVICE REPRESENTATIVES

Our Representatives can assist you with any questions and requests you have regarding your Berger Funds or CAT Portfolio accounts.

o 1-800-551-5849

BY MAIL

SEND NEW ACCOUNT APPLICATIONS AND WRITTEN CORRESPONDENCE TO:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958

SEND OVERNIGHT, CERTIFIED OR REGISTERED MAIL TO:

Berger Funds
330 West 9th Street, 1st Floor
Kansas City, MO  64105

SEND PURCHASES FOR EXISTING ACCOUNTS TO:

Berger Funds
P.O. Box 219529
Kansas City, MO  64121-9529


Pending approval by the Berger Funds' shareholders, the Berger Funds will be reorganized into the Janus family of funds effective on or about March 24, 2003. After the effective date of the reorganization, all subsequent requests and correspondence should be mailed to:



Janus
P.O. Box 173375
Denver, CO 80217-3375



Beginning 60 days after the merger date (approximately May 24, 2003), mail sent to any of the Berger Funds addresses will be returned to sender.




Berger Funds o January 28, 2003 Combined Prospectus

Berger Funds

TO OPEN AN ACCOUNT OR PURCHASE SHARES

MINIMUM INITIAL INVESTMENTS*
--------------------------------------------------------

Regular investment                                $2,500
Low Minimum Investment Plan                           50
IRA                                               $  500
--------------------------------------------------------


MINIMUM SUBSEQUENT INVESTMENTS*
--------------------------------------------------------

Regular investment                                $   50
Regular systematic investment                     $   50
Low Minimum Investment Plan                       $   50
  (required monthly systematic investments)
--------------------------------------------------------


*These minimums must be met in each individual Fund account in which you invest.

BY ONLINE ACCESS

o You may open most types of accounts online at bergerfunds.com.

o Investors who establish electronic transfer privileges may make subsequent investments online. Berger Funds will automatically debit your designated bank account for payment.

BY MAIL

o If you are opening a new account, complete and sign the appropriate application and make your check payable to Berger Funds for the amount you want to invest. Send the application and check in the envelope provided.


o To add to an existing account, use the Invest by Mail slip attached to your statement. If you do not have an Invest by Mail slip, note your fund and account number on your check and mail to the appropriate address.



o Pending approval by the Berger Funds' shareholders, the Berger Funds will be reorganized into the Janus family of funds effective on or about March 24, 2003. After the effective date of the reorganization, all subsequent purchases should be made payable to Janus. Purchases made payable to a Berger fund that has merged into a Janus fund will be invested in the acquiring fund.


BY TELEPHONE

o Quick Access

  Investors who establish electronic transfer privileges may make additional purchases through our automated phone system.

o Investor Service Representative

  To add to an existing account, you may place an order for additional shares by calling an Investor Service Representative.

  You may pay for your shares by overnight delivery of a check, by wire, or if you have electronic transfer privileges, through an automatic debit to your bank account.

  Payments must be received within three business days. Orders not paid for on time will be canceled, and shares may be redeemed from your account to compensate for any decline in the value of the shares canceled.

BY SYSTEMATIC INVESTMENT PLAN

o To automatically purchase more shares on a regular basis for a regular minimum or Low Minimum Investment Plan account, fill out the Systematic Investment Plan section of the application. Berger Funds will automatically debit your designated bank account for payment. If no date is specified on your application, investments will be made on the 20th of each month.

o The Low Minimum Investment Plan is designed for investors who would like to begin a regular investment program but prefer a dollar cost averaging approach rather than a higher lump sum initial investment. Systematic monthly investments must be made until the value of each Fund account opened under the Plan meets the required minimum (refer to the "Account Minimums" section of this Prospectus).

o You may also buy additional shares using Payroll Deduction if your employer can initiate this type of transaction. You may have all or a portion of your paycheck invested directly into your account.

IMPORTANT NOTES ABOUT PURCHASING SHARES:

o The Funds are only available to U.S. citizens or residents.

o You should read and understand the Fund's current prospectus before investing.


o Your check must be made payable to Berger Funds and must be made in U.S. dollars drawn on U.S. banks. After the effective date of the reorganization, all subsequent purchases should be made payable to Janus. Purchases made payable to a Berger fund that has merged into a Janus fund will be invested in the acquiring fund.


o Cash, credit cards, third party checks, credit card convenience checks, money orders, travelers checks or checks drawn on foreign banks will not be accepted.

o You may also pay for additional shares by wiring money from your bank account to your Fund account. For current wire instructions, visit bergerfunds.com, call Quick Access or call an Investor Service Representative.

o If your check or electronic funds transfer does not clear for any reason, your purchase will be canceled.

o If your purchase is canceled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the canceled purchase.

o We may make additional attempts to debit your bank account for any failed online, telephone or systematic purchases. You are liable for any potential costs associated with these additional attempts.



                             Berger Funds o January 28, 2003 Combined Prospectus

26

EXCHANGING SHARES

BY ONLINE ACCESS

o Investors are automatically eligible to exchange shares online at bergerfunds.com.

BY MAIL

o To exchange all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s) you are selling from, the name of the Fund(s) you are purchasing into, your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.

o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.


o Pending approval of the reorganization into the Janus family of funds, all requests should be mailed directly to Janus. Please see the "How to Contact Us" section of this prospectus for further information.


BY TELEPHONE

o To exchange all or a portion of your shares into any other available Berger Fund or Cash Account Trust Portfolio (CAT Portfolio), call Quick Access or an Investor Service Representative.

BY SYSTEMATIC EXCHANGE PLAN

o Shares may be exchanged automatically ($50 minimum) between funds monthly, quarterly, semi-annually or annually. You can select the frequency and day of the month for the exchanges to occur. If no date is specified on your request, exchanges will be made on the 20th of each month.

o If the balance in the Fund account you are exchanging from falls below the normal Systematic Exchange Plan amount, all remaining shares will be exchanged and the program will be discontinued.

IMPORTANT NOTES ABOUT EXCHANGING SHARES:

Shares of the Funds described in this prospectus may be exchanged for shares of any other Berger Fund or for money market shares in the Cash Account Trust Portfolios (the CAT Portfolios). There are three CAT Portfolios: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio.

The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of these portfolios by the Berger Funds or Berger Financial Group LLC. Berger Financial Group LLC is compensated for administrative services it performs with respect to accounts in the CAT Portfolios.

WHEN EXCHANGING SHARES:

o Each account must be registered identically ~ have the same ownership and addresses.

o Each Berger Fund or CAT Portfolio must be legally eligible for sale in your state of residence.

o Generally, you may exchange out of each of the Berger Funds up to four times per calendar year (systematic exchanges excluded). At this time, there is no limit on the number of exchanges permitted out of the CAT Portfolios.

o You are responsible for reading the current prospectus for the Fund or CAT Portfolio into which you are exchanging.

o An exchange out of a Berger Fund results in the sale of that Fund's shares and the purchase of another, normally resulting in a taxable event for you.

o Exchanges into any new Berger Fund or CAT Portfolio must meet the Fund's or Portfolio's initial and subsequent investment minimums, or be equal to the total value of the account.

o The Berger Information Technology Fund will deduct a 1% exchange fee from your exchange proceeds if you exchange out shares of that Fund held less than 6 months. This fee is paid to the Fund and is intended to discourage investors from short-term trading of Fund shares and to offset the cost to the Fund of excess brokerage and other costs incurred as a result of such trading. If you have purchased shares on different days, shares held the longest will be redeemed first for purposes of determining if a fee is applicable. This fee will not apply to reinvested dividends and capital gains, certain retirement plan accounts, or in the case of redemptions resulting from the death of the shareholder. The Fund may modify, terminate or waive this fee at any time.



Berger Funds o January 28, 2003 Combined Prospectus

Berger Funds

SELLING (REDEEMING) SHARES

BY ONLINE ACCESS

o Investors with non-retirement accounts are automatically eligible to sell shares at bergerfunds.com.

BY MAIL

o To sell all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s), your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.

o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

o Include any necessary Signature Guarantees. Refer to the "Signature Guarantees/Special Documentation" section of this Prospectus.


o Pending approval of the reorganization into the Janus family of funds, all requests should be mailed directly to Janus. Please see the "How to Contact Us" section of this prospectus for further information.


BY TELEPHONE

o Investors with non-retirement accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call Quick Access or an Investor Service Representative.

BY SYSTEMATIC WITHDRAWAL PLAN

o Shares may be redeemed automatically ($50 minimum) monthly, quarterly, semi-annually or annually.

o A systematic withdrawal plan may be established if you own shares in the Fund worth at least $5,000.

IMPORTANT NOTES ABOUT REDEEMING SHARES:

o Generally, payment for your redeemed shares will be sent to you within seven days after receipt of your redemption request in good order. Payment may be made by check, wire, or electronic funds transfer.

o You will be charged $10 if you request a wire transfer. There is no charge for an electronic funds transfer. Your bank may charge an additional fee to receive the wire transfer. A wire transfer will be sent the next bank business day after receipt of your order, and an electronic funds transfer will be sent the second bank business day after receipt of your order.

o Please see the Signature Guarantees/Special Documentation section for signature guarantee requirements.

o Proceeds from the redemption of shares purchased by check or electronic funds transfer may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date.

o The Berger Information Technology Fund will deduct a 1% redemption fee from your redemption proceeds if you redeem shares of that Fund held less than 6 months. This fee is paid to the Fund and is intended to discourage investors from short-term trading of Fund shares and to offset the cost to the Fund of excess brokerage and other costs incurred as a result of such trading. If you have bought shares on different days, shares held the longest will be redeemed first for purposes of determining if a fee is applicable. This fee will not apply to reinvested dividends and capital gains, certain retirement plan accounts, or in the case of redemptions resulting from the death of the shareholder. The Fund may modify, terminate or waive this fee at any time.

o Interest will not be paid for amounts represented by uncashed distribution or redemption checks.

SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION

The Funds use Signature Guarantees to protect you and the Funds from possible fraudulent requests for redeemed shares. Your request must be in writing and accompanied by a Signature Guarantee if:

o Your redemption request exceeds $100,000.

o You request that your redemption be made payable to anyone other than the registered owner(s).

o You request that payment of your redemption be sent to a bank that is not already on file for redemption privileges.

o You want to change the bank on file for redemption privileges.

o You request that payment of your redemption be mailed to an address that has been changed within 15 days of your redemption request or to an address other than the one of record.

o You declined telephone or online options on your new account application and wish to add them at a later time.

o You wish to add or remove owners on your account.

Berger Funds reserves the right to require Signature Guarantees under certain other circumstances.

You can obtain a Signature Guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. You cannot obtain a Signature Guarantee from a notary public.

Make sure the Signature Guarantee appears together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.

Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians.



                             Berger Funds o January 28, 2003 Combined Prospectus

28

INFORMATION ABOUT YOUR ACCOUNT

EXCESSIVE TRADING

The Funds do not permit excessive, short-term or other abusive trading practices due to the potential negative impact upon portfolio management strategies and overall Fund performance. The Funds reserve the right to reject any purchase or exchange order and to revoke the exchange privilege from any investor that, in the Funds' opinion, engages in trading that may be disruptive to the Funds, or who has a history of excessive trading. Accounts under common ownership or control may be considered together when evaluating the trading history.

ONLINE AND TELEPHONE CONSIDERATIONS

All new accounts are automatically granted online and telephone transaction privileges unless explicitly declined in writing, either on the account application or by written notice. Bergerfunds.com and Quick Access may restrict account access and transaction capabilities for certain types of accounts. Please contact a representative for more information. You may give up some level of security by choosing to buy or sell shares by telephone or online, rather than by mail. The Funds use procedures designed to give reasonable assurance that telephone and online instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record. You should promptly review all confirmation statements for accuracy.

The Funds and their service providers are not liable for acting upon instructions communicated by telephone or online that they believe to be genuine if these procedures are followed.

In times of extreme economic conditions, market conditions, or other events, we may experience unusually high call volumes, making it difficult to reach a Berger Funds representative. Please consider using our transaction functionality on bergerfunds.com or Quick Access, or submit requests in writing.

YOUR SHARE PRICE

The price at which you buy, sell or exchange Fund shares is the share price or net asset value (NAV). The share price for each Fund is determined by adding the value of that Fund's investments, cash and other assets, deducting liabilities, and then dividing that value by the total number of that Fund's shares outstanding. For Funds offering more than one class of shares, share price is calculated separately for each class.

Each Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share prices are not calculated on the days that the Exchange is closed.

For a purchase, redemption or exchange of Fund shares, your price is the share price next calculated after your request is received in good order by the Fund, its authorized agent or designee. To receive a specific day's price, your request must be received before the close of the Exchange on that day.

Generally, payment for redeemed shares will be sent within seven days after receipt of the redemption request in good order. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.

When the Funds calculate their share price, they value the securities they hold at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees or directors. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

A Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected, and you will not be able to purchase or redeem shares.

CONFIRMATION OF YOUR PURCHASES AND REDEMPTIONS

You will receive transaction confirmation statements reflecting the share price, dollar amount and number of shares associated with your transactions. Fractional shares will be calculated to three decimal places. Reinvestment of fund distributions, Systematic Investment Plan purchases and Systematic Withdrawal Plan redemptions are only confirmed on quarterly statements. You may sign up to receive your statements electronically at bergerfunds.com.

SHAREHOLDER REPORTS

To reduce expenses, a Fund may mail only one copy of notices, financial reports, prospectuses and proxy statements to investors who share an address, even if the accounts are registered under different names. To automatically receive



Berger Funds o January 28, 2003 Combined Prospectus

Berger Funds

your own copy or, if at any time you want to request separate copies for individual account holders, you may do so by calling an Investor Service Representative or writing the Funds. Your request to receive additional copies will take effect within 30 days. A fund will continue to send only one copy of these documents unless you withdraw your consent.

SHARE CERTIFICATES

To assist in minimizing administrative costs, share certificates are no longer issued. Records of share ownership are maintained by the Fund's transfer agent in book entry form. If you are selling shares previously issued in certificate form, you need to include the unsigned certificate along with your redemption or exchange request, and send it to Berger Funds by registered mail. If you have lost your certificate, please call an Investor Service Representative.

PURCHASES THROUGH BROKER-DEALERS

You may buy Fund shares through certain broker-dealers or other financial organizations, but these organizations may charge you a fee or may have different minimums for initial or subsequent investments that are not applicable if you buy shares directly from the Funds.

THIRD-PARTY ADMINISTRATORS

Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Funds through those companies. A Fund's adviser or a Fund (if approved by its directors or trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Funds to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Funds.

PRIVACY NOTICE

To service your account, each Fund may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information.

The Funds do not share, distribute or sell this information to any outside company or individual without permission. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, nor sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission and other federal and state regulatory agencies.

The Funds recognize the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses 128-bit internet security encryption protocol. As an added measure, we do not include personal or account information in nonsecure e-mails that we send you via the internet. Berger Funds' privacy policy may be changed or modified at any time.

RIGHTS RESERVED BY THE FUNDS

Berger Funds and their agents reserve certain rights including the following:
(1) to waive or reduce investment minimums and fees; (2) to increase investment minimums following notice; (3) to refuse any purchase or exchange order; (4) to terminate or modify the exchange privilege at any time; (5) to not cancel a transaction once it has been submitted; (6) to discontinue offering shares of a Fund; (7) to close any account if it is believed the shareholder is engaging in activities which may be detrimental to the Funds; (8) to reject any trade not in good order; (9) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur, or if ordered to do so by a governmental agency; (10) to act on instructions believed to be genuine; and (11) to suspend temporarily shareholder services and telephone transactions, in case of an emergency.

REDEMPTIONS IN-KIND

Each Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. In addition, you will bear market exposure until you sell such securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.



                             Berger Funds o January 28, 2003 Combined Prospectus

30

ACCOUNT MINIMUMS

The Funds may charge a $10 annual fee to all accounts (except IRA and UGMA/UTMA accounts) with balances that are under the account minimums as follows:

o Regular investment accounts with a balance of less than $2,000 that are not making systematic monthly investments.

o Low Minimum Investment Plan accounts established before October 1, 2001 with a balance of less than $2,000 that are not making systematic monthly investments.

o Low Minimum Investment Plan accounts established on or after October 1, 2001 with a balance of less than $2,500 that are not making systematic monthly investments.

The annual fee is normally assessed in December and is designed to help offset the proportionately higher costs of maintaining accounts with lower balances. This fee will apply to accounts that have been over the stated minimum at some point in time only if the balance has dropped below this amount because shares were redeemed, not because the share value declined.

Shares in accounts that do not meet the minimum balance requirements applicable to them as described may also be subject to involuntary redemption by the Funds.

REDEMPTIONS BY THE FUNDS OF CERTAIN ACCOUNTS

To reduce their expenses, all Funds other than the Berger Growth Fund may involuntarily redeem the shares in your account if your balance drops below $2,000 -- but only if it drops below this amount because you have redeemed shares, not because the share value has declined. You will be given at least 60 days' notice before a Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account to or above the minimum.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS OF INCOME AND GAINS

Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Funds generally make two kinds of distributions:

o Capital gains from the sale of portfolio securities held by a fund. Each Fund will distribute any net realized capital gains annually, normally in December.

o Net investment income from interest or dividends received on securities held by a fund. The Funds will distribute their investment income annually, normally in December.

The Funds reserve the right to reinvest into your account undeliverable or uncashed distribution checks that remain outstanding for six months, or dividends or distributions of less than $10. The dividend or distribution amount will be reinvested in shares of the applicable Fund at the share price next computed after the check is canceled.

BUYING A DISTRIBUTION

Unless you have a tax-deferred account, purchasing shares in an account shortly before a distribution occurs is called "buying a dividend." Income taxes must be paid in taxable accounts on any distributions, regardless of whether the distribution was reinvested or received in cash. This tax liability is incurred whether the actual value of your account increased, decreased or remained the same after your share purchase.

Throughout the period covered by a distribution, the Funds may build up taxable gains on securities sold at a profit. Any shareholders of record on the "record" date receive the applicable distributions, even if they did not own the shares when the actual gains occurred.

In other words, "buying a dividend" results in you incurring the full tax liability for the entire distribution period, even though you may not have participated in the gains realized by the portfolio.

YOUR TAXES

You generally will owe tax on amounts distributed to you by the Funds in any non-retirement account whether you reinvest them in additional shares or receive them in cash.

Distributions made by the Funds to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Berger Balanced Fund normally will also distribute net investment income, which is taxed as ordinary income. The other Berger Funds generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing their portfolios will be distributed to you.

Distributions of gains from the sale of assets held by a Fund for more than one year generally are taxable to you at the applicable long-term capital gain rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.

If you redeem Fund shares that have appreciated in value, you may have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain if you exchange shares that have appreciated in value.



Berger Funds o January 28, 2003 Combined Prospectus

Berger Funds

ADDITIONAL TAX INFORMATION

You should consult your own tax adviser about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.

TAX-SHELTERED RETIREMENT PLANS

The Funds offer several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA, Coverdell Education Savings Account (formerly the Education IRA account) or other retirement plans, please call or write to Berger Funds. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Funds at 1-800-551-5849.



                             Berger Funds o January 28, 2003 Combined Prospectus

32

ORGANIZATION OF THE BERGER FUNDS FAMILY

INVESTMENT MANAGERS


The following companies provide investment management and administrative services to the Funds. The advisory fees paid for the most recent fiscal year are shown in the following table as a percentage of each Fund's average daily net assets.



On September 3, 2002, Stilwell Financial Inc. (Stilwell), the parent company of Berger Financial Group LLC (BFG), announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC (Janus Capital). As a result of the consolidation, effective January 1, 2003, Janus Capital Corporation and Stilwell merged and the new organization - Janus Capital Group Inc. - is now responsible for the strategic direction of its investment management subsidiaries including BFG. BFG is now 86% owned by Janus Capital and it is anticipated that BFG will be dissolved. Bay Isle Financial LLC (Bay Isle), a wholly owned subsidiary of BFG, will become a subsidiary of Janus Capital.



In connection with the reorganization of BFG, the Independent Trustees of the Berger Funds have approved, subject to shareholder approval, the merger of the following Berger growth funds into similar Janus funds:



Current Fund                                     Proposed Acquiring Fund
Berger Balanced Fund                             Janus Balanced Fund
Berger Growth Fund                               Janus Olympus Fund
Berger Large Cap Growth Fund                     Janus Growth and Income Fund
Berger Mid Cap Growth Fund                       Janus Enterprise Fund
Berger Small Company Growth Fund                 Janus Venture Fund
Berger Information Technology Fund               Janus Global Technology Fund



The Berger Funds' Independent Trustees also approved, subject to shareholder approval, the appointment of Janus Capital as the adviser to certain Berger value funds and the reorganization of these funds into the Janus fund family. Shareholders of Berger Mid Cap Value Fund and Berger Small Cap Value Fund II will be asked to vote on this proposal. Under the proposed reorganization, Perkins, Wolf, McDonnell & Company (PWM) will remain the sub-adviser to Berger Mid Cap Value Fund and the Fund will be merged into a newly created Janus mid cap value fund. Bay Isle will remain the sub-adviser to Berger Small Cap Value Fund II and that Fund will be merged into a newly created Janus small cap value fund.



It is anticipated that shareholders will be receiving materials about the proposals in January and that a shareholders meeting will be held in March 2003. It is also anticipated that, subsequent to the shareholders meeting, Janus Capital will acquire a minority interest in PWM.



Also in connection with the reorganization of BFG and effective on December 16, 2002, the Berger Funds' Independent Trustees named Janus Capital interim investment adviser to Berger Balanced Fund, Berger Growth Fund, Berger Large Cap Growth Fund, Berger Mid Cap Growth Fund, and Berger Small Company Growth Fund pursuant to Interim Advisory Agreements. Shareholders of these Funds will be asked to ratify the Interim Advisory Agreements at the March 2003 shareholders meeting. Bay Isle Financial LLC will continue to manage Berger Information Technology Fund until the Fund's reorganization.



Janus Capital Management LLC (Janus Capital) (100 Fillmore Street, Denver, Colorado 80206) also serves as investment adviser to the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital began serving as investment adviser to the Janus Fund in 1970.


Berger Financial Group LLC (BFG) (210 University Blvd., Denver, CO 80206) serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. BFG has been in the investment advisory business since 1974. When acting as investment adviser, BFG is responsible for managing the investment operations of the Funds. BFG also provides administrative services to the Funds.



Berger Funds o January 28, 2003 Combined Prospectus

Berger Funds


Bay Isle Financial LLC (Bay Isle) (475 14th Street, Suite 550, Oakland, CA 94612), serves as investment adviser or sub-adviser to mutual funds, institutional investors and individual separate accounts. As sub-adviser, Bay Isle provides day-to-day management of the investment operations of the Berger Information Technology Fund and Berger Small Cap Value Fund II. Bay Isle presently uses a team approach in which no one person of the investment team is primarily responsible for the selection of a Fund's portfolio securities. Bay Isle has been managing client assets since 1987.


Perkins, Wolf, McDonnell & Company (PWM) (310 So. Michigan Avenue, Suite 2600, Chicago, IL 60604) has been in the investment management business since 1984 and provides day-to-day management of the investment operations as sub-adviser of the Berger Mid Cap Value Fund.


                            ADVISORY FEE
FUND                        PAID BY THE FUND    THE FUND'S INVESTMENT MANAGER
                            OR PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
BERGER GROWTH FUND(2)       0.74% paid to       CLAIRE YOUNG assumed responsibility for managing the Berger Growth Fund in December
                            BFG                 2002. Ms. Young is Portfolio Manager of various Janus accounts. Ms. Young joined
                                                Janus Capital in January 1992.
------------------------------------------------------------------------------------------------------------------------------------
BERGER LARGE CAP            0.75% paid to       DAVID J. CORKINS assumed responsibility for managing the Berger Large Cap Growth
GROWTH FUND(2)              BFG                 Fund in December 2002. Mr. Corkins is Portfolio Manager of various Janus accounts.
                                                Mr. Corkins has managed Janus accounts since August 1997. Mr. Corkins joined Janus
                                                Capital in 1995 as a research analyst.
------------------------------------------------------------------------------------------------------------------------------------
BERGER MID CAP              0.75% paid to       JONATHAN D. COLEMAN assumed responsibility for managing the Berger Mid Cap Growth
GROWTH FUND(2)              BFG                 Fund in December 2002. Mr. Coleman is Portfolio Manager of various Janus accounts.
                                                Mr. Coleman served as Co-Portfolio Manager from 1997 through 2000. Mr. Coleman joined Janus Capital in 1994 as a research analyst, and was also a research analyst for Janus Capital from 2000 through 2002.
------------------------------------------------------------------------------------------------------------------------------------
BERGER SMALL                0.84% paid to       WILLIAM H. BALES assumed responsibility for managing the Berger Small Company Growth
COMPANY GROWTH FUND(2)      BFG                 Fund in December 2002. Mr. Bales is Portfolio Manager of various Janus accounts. Mr.
                                                Bales has been Portfolio Manager or a Co-Manager since February 1997. Mr. Bales joined Janus Capital in 1991 and was a research analyst from 1993 to 1997.
------------------------------------------------------------------------------------------------------------------------------------
BERGER INFORMATION          0.85% paid to       An investment team at Bay Isle has managed the Fund since its inception in April
TECHNOLOGY FUND             BFG                 1997.
------------------------------------------------------------------------------------------------------------------------------------
BERGER MID CAP              0.74% paid to       THOMAS M. PERKINS has been the lead investment manager for the Berger Mid Cap Value
VALUE FUND                  BFG                 Fund since its inception in August 1998. Thomas Perkins has been an investment manager since 1974 and joined Perkins, Wolf, McDonnell & Company as a portfolio manager in 1998. Previously, he was a portfolio manager of valuation sensitive growth portfolios for Alliance Capital from 1984 to June 1998. As lead manager,
                                                Thomas Perkins is responsible for the daily decisions of the Fund's security selection. ROBERT H. PERKINS has served as investment manager of the Berger Mid Cap
                                                Value Fund since its inception in August 1998, and as investment manager of the
                                                Berger Small Cap Value Fund since its inception in 1985. Robert Perkins has been an investment manager since 1970 and serves as President and a director of PWM. JEFFREY
                                                KAUTZ,CFA, has been an investment manager for the Berger Mid Cap Value Fund since
                                                January 2002. Jeff Kautz has served as a research analyst for the value products of
                                                PWM since October 1997. Previously, Jeff worked as a market maker for the G.V.R.
                                                Company from 1995 to October 1997.
------------------------------------------------------------------------------------------------------------------------------------
BERGER SMALL CAP            0.85% paid to       An investment team at Bay Isle has managed the Fund since its inception in March
VALUE FUND II(1)            BFG                 2002.
------------------------------------------------------------------------------------------------------------------------------------
BERGER BALANCED             0.70% paid to       KAREN L. REIDY assumed responsibility for managing the Berger Balanced Fund in
FUND(2)                     BFG                 December 2002. Ms. Reidy is Portfolio Manager of various Janus accounts. Ms. Reidy joined Janus Capital in 1995 as a research analyst.
------------------------------------------------------------------------------------------------------------------------------------



(1) The investment advisory fee charged to the Berger Small Cap Value Fund II is: 0.85% of the first $500 million of average daily net assets;0.80% of the next $500 million and 0.75% in excess of $1 billion.



(2) Effective December 16, 2002, the advisory fee paid to Janus Capital, the Fund's interim adviser, will be paid into an escrow account pending shareholder approval.




                             Berger Funds o January 28, 2003 Combined Prospectus

34

PORTFOLIO TURNOVER

Portfolio changes are made whenever a Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for a Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by a Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Funds and in higher net taxable gains for you as an investor. Each Fund's portfolio turnover rate can be found under the heading "Financial Highlights for the Berger Funds Family."

12b-1 ARRANGEMENTS

You pay no sales charge or commissions when you buy or sell Fund shares. However, each Fund has adopted a 12b-1 plan permitting it to pay a fee in connection with distribution of its shares. Berger Financial Group LLC is entitled to be paid a fee under each plan of 0.25% of each Fund's average daily net assets. Because this fee is paid on an ongoing basis, this may result in the cost of your investment increasing and over time may cost you more than other types of sales charges. The fee may be used for such things as marketing and promotion, compensation to dealers and others who provide distribution and administrative services, and shareholder support services (such as routine requests for information).

SPECIAL FUND STRUCTURES

MULTI-CLASS


The Berger Small Company Growth Fund, the Berger Information Technology Fund and the Berger Mid Cap Value Fund each currently have two classes of shares. The Berger Small Cap Value Fund II currently has three classes of shares. The Investor Shares are offered through this prospectus and are available to the general public. The Institutional Shares are offered through a separate prospectus and are designed for investors who maintain a minimum account balance of $250,000. The Service Shares (for Berger Small Cap Value Fund II only) are offered through a separate prospectus and are available through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. Each class of shares has its own expenses so that share price, performance and distributions will differ between classes. The 12b-1 plans adopted by these Funds apply to the Investor Shares and the Service Shares (for Berger Small Cap Value Fund II only). For more information on Institutional Shares, please call 1-800-259-2820. For more information on Service Shares, please call 1-800-333-1001.


For more information on the multi-class fund structure, see the SAI.



Berger Funds o January 28, 2003 Combined Prospectus

Financial Highlights

FINANCIAL HIGHLIGHTS FOR THE BERGER FUNDS FAMILY

The financial highlights will help you understand each Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. Total return shows how much your investment in the Fund increased or decreased during each period, assuming you reinvested all dividends and distributions. Except as otherwise noted, PricewaterhouseCoopers LLP, independent accountants, audited this information. Their report is included in the Funds' annual report, which is available without charge upon request.


BERGER GROWTH FUND
For a Share Outstanding Throughout the Period



                                                                                 Years Ended September 30,
                                                           2002          2001            2000          1999            1998
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $   6.95      $  20.87      $    15.56    $    11.99      $    21.51
-------------------------------------------------------------------------------------------------------------------------------
From investment operations
  Net investment loss                                       (0.00)(1)     (0.00)(1)          --         (0.00)(1)          --
  Net realized and unrealized gains (losses) from
    investments and foreign currency transactions           (1.97)       (11.22)           8.89          4.55           (2.57)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            (1.97)       (11.22)           8.89          4.55           (2.57)
-------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Distributions (from capital gains)                           --         (2.70)          (3.58)        (0.98)          (6.95)
-------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                              --         (2.70)          (3.58)        (0.98)          (6.95)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $   4.98      $   6.95      $    20.87    $    15.56      $    11.99
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                               (28.34)%      (59.38)%         60.93%        38.96%         (16.08)%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)               $453,164      $722,977      $1,947,772    $1,333,794      $1,286,828
  Net expense ratio to average net assets(2)                 1.45%         1.26%           1.13%         1.36%           1.38%
  Ratio of net investment loss to average net assets        (0.96)%       (0.77)%         (0.87)%       (0.38)%         (0.38)%
  Gross expense ratio to average net assets                  1.51%         1.26%           1.13%         1.36%           1.38%
  Portfolio turnover rate                                     177%          131%             70%          274%            280%



(1)  Amount represents less than $0.01 per share.



(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.



BERGER LARGE CAP GROWTH FUND
For a Share Outstanding Throughout the Period



                                                                                 Years Ended September 30,
                                                              2002          2001(4)         2000         1999           1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $   9.73       $  21.41       $  15.32     $  13.60       $  16.72
--------------------------------------------------------------------------------------------------------------------------------
From investment operations
  Net investment income (loss)                                 (0.00)(1)      (0.00)(1)         --        (0.00)(1)       0.04
  Net realized and unrealized gains (losses) from
    investments and foreign currency transactions              (2.80)         (9.49)          8.27         4.53          (0.30)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               (2.80)         (9.49)          8.27         4.53          (0.26)
--------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Dividends (from net investment income)                          --             --             --        (0.01)         (0.04)
  Distributions (from capital gains)                              --          (2.19)         (2.18)       (2.80)         (2.82)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                 --          (2.19)         (2.18)       (2.81)         (2.86)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $   6.93       $   9.73       $  21.41     $  15.32       $  13.60
--------------------------------------------------------------------------------------------------------------------------------
Total Return                                                  (28.78)%       (47.79)%        56.09%       38.67%         (1.60)%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                  $185,759       $318,504       $725,272     $379,356       $301,330
  Net expense ratio to average net assets(2)                    1.34%          1.25%          1.18%        1.35%          1.44%
  Ratio of net investment income (loss) to average
    net assets                                                 (0.58)%        (0.00)%        (0.17)%      (0.22)%         0.25%
  Gross expense ratio to average net assets                     1.38%          1.25%          1.18%        1.35%          1.44%
  Portfolio turnover rate                                        106%            70%            74%         173%           417%(3)



(1)  Amount represents less than $0.01 per share.



(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.



(3) Portfolio turnover was greater than expected during this period due to active trading undertaken in response to market conditions that existed at the time.



(4) Effective January 29, 2001, the directors approved a change in the name and non-fundamental investment strategies of the Fund.




                             Berger Funds o January 28, 2003 Combined Prospectus

36

BERGER MID CAP GROWTH FUND
For a Share Outstanding Throughout the Period



                                                                                                                      Period from
                                                                    Years Ended September 30,                December 31, 1997(1)
                                                          2002          2001          2000        1999      to September 30, 1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 10.76       $ 41.27       $  21.82     $ 10.93            $10.00
---------------------------------------------------------------------------------------------------------------------------------
From investment operations
  Net investment loss                                    (0.00)(5)     (0.00)(5)         --       (0.00)(5)            --
  Net realized and unrealized gains (losses) from
   investments and foreign currency transactions         (3.08)       (25.80)         20.75       11.10              0.93
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         (3.08)       (25.80)         20.75       11.10              0.93
---------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Distributions (from capital gains)                        --         (4.71)         (1.30)      (0.21)               --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                           --         (4.71)         (1.30)      (0.21)               --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $  7.68       $ 10.76       $  41.27     $ 21.82            $10.93
---------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                         (28.62)%      (68.35)%        95.98%     102.76%             9.30%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)             $91,075       $30,418       $122,564     $25,550            $4,283
  Net expense ratio to average net assets(3)              1.87%         1.50%          1.28%       1.78%             2.00%(4)
  Ratio of net investment loss to average net assets     (1.41)%       (1.15)%        (0.84)%     (1.03)%           (0.82)%(4)
  Gross expense ratio to average net assets               1.98%         1.50%          1.28%       1.78%             2.46%(4)
  Portfolio turnover rate(2)                               308%          216%           150%        178%              262%



(1)  Commencement of investment operations.



(2)  Not annualized.



(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.



(4)  Annualized.



(5)  Amount represents less than $0.01 per share.



BERGER SMALL COMPANY GROWTH FUND - INVESTOR SHARES
For a Share Outstanding Throughout the Period



                                                                                Years Ended September 30,
                                                         2002           2001             2000           1999           1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $   2.46       $   7.43       $     4.86       $   3.61       $   5.33
--------------------------------------------------------------------------------------------------------------------------------
From investment operations
  Net investment loss                                     (0.00)(1)      (0.00)(1)        (0.00)(1)      (0.00)(1)         --
  Net realized and unrealized gains (losses) from
  investments and foreign currency transactions           (0.84)         (3.93)            3.85           1.95          (1.24)
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (0.84)         (3.93)            3.85           1.95          (1.24)
--------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Distributions (from capital gains)                         --          (1.04)           (1.28)         (0.70)         (0.48)
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                            --          (1.04)           (1.28)         (0.70)         (0.48)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $   1.62       $   2.46       $     7.43       $   4.86       $   3.61
--------------------------------------------------------------------------------------------------------------------------------
Total Return                                             (34.15)%       (59.36)%          84.27%         62.78%        (24.70)%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)             $325,455       $586,070       $1,468,541       $675,637       $561,741
  Net expense ratio to average net assets(2)               1.51%          1.32%            1.27%          1.60%          1.48%
  Ratio of net investment loss to average net assets      (1.17)%        (0.88)%          (0.83)%        (1.21)%        (1.01)%
  Gross expense ratio to average net assets                1.55%          1.32%            1.27%          1.60%          1.59%
  Portfolio turnover rate                                   223%           147%              92%           128%            97%



(1)  Amount represents less than $0.01 per share



(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.



Berger Funds o January 28, 2003 Combined Prospectus

Financial Highlights


BERGER INFORMATION TECHNOLOGY FUND - INVESTOR SHARES
For a Share Outstanding Throughout the Period



                                                                                                                      Period from
                                                                 Years Ended September 30,                        July 2, 1999(1)
                                                         2002           2001(2)          2000(2)         to September 30, 1999(2)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $     4.99       $    17.59       $     8.21             $     7.64
---------------------------------------------------------------------------------------------------------------------------------
From investment operations
  Net investment loss                                       (0.00)(5)        (0.13)(7)        (0.00)(5)              (0.00)(5)
  Net realized and unrealized gains (losses) from
   investments and foreign currency transactions            (1.73)          (12.47)(7)         9.43                   0.57
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            (1.73)          (12.60)            9.43                   0.57
---------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Distributions (from capital gains)                           --               --            (0.05)                    --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                              --               --            (0.05)                    --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end distributions                     $     3.26       $     4.99       $    17.59             $     8.21
---------------------------------------------------------------------------------------------------------------------------------
Total Return(6)                                            (34.67)%         (71.64)%         114.97%                  7.46%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)             $   14,657       $   23,764       $   72,173             $    4,811
  Net expense ratio to average net assets(3)                 2.00%            1.75%            1.63%                  1.83%(4)
  Ratio of net investment loss to average net assets        (1.70)%          (1.32)%          (1.36)%                (1.58)%(4)
  Gross expense ratio to average net assets                  2.10%            1.75%            1.63%                  2.16%(4)
  Portfolio turnover rate(6)                                   43%              80%              38%                    31%



(1)  Commencement of investment operations for Investor Shares.



(2) All per share data has been adjusted to reflect a 7-for-1 share split, effective October 17, 2000.



(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.



(4)  Annualized.



(5)  Amount represents less than $0.01 per share.



(6)  Not annualized.



(7) Per share calculations for the period were based on average shares outstanding.




                             Berger Funds o January 28, 2003 Combined Prospectus

38

BERGER INFORMATION TECHNOLOGY FUND
SUPPLEMENTAL FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

The following financial highlights are for the Fund for periods ending February 28, 1998 and 1999, and for the period from March 1, 1999 to July 1, 1999, prior to the Fund's reorganization. Prior to the Fund's reorganization on July 2, 1999, the Fund was known as the InformationTech 100(R) Fund. At the time of the reorganization, the Fund adopted share classes and first began offering the Investor Shares. Therefore, the 0.25% 12b-1 fee paid by the Investor Shares is not reflected in the data on the table. Unless otherwise noted, this information was audited by the Fund's prior independent accountants. Their report appears in the 1999 Annual Report to Shareholders of the InformationTech 100(R) Fund and is available from the Fund without charge upon request. The information for the period March 1, 1999 to July 1, 1999 is unaudited.

                                                             Period from
                                                            March 1, 1999                                             Period from
                                                       to July 1, 1999(2)                   Year Ended           April 8, 1997(1)
                                                              (Unaudited)         February 28, 1999(2)    to February 28, 1998(2)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $     6.34                   $     4.31             $     2.86
---------------------------------------------------------------------------------------------------------------------------------
From investment operations
  Net investment loss                                              (0.03)                       (0.04)                 (0.01)
  Net realized and unrealized gains (losses) from
    investments and foreign currency transactions                   1.43                         2.07                   1.46
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    1.40                         2.03                   1.45
---------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Distributions (from capital gains)                               (0.10)                          --                     --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                  (0.10)                          --                     --
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $     7.64                   $     6.34             $     4.31
---------------------------------------------------------------------------------------------------------------------------------
Total Return(5)                                                    20.54%                       47.13%                 50.75%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                    $   18,101                   $   12,446             $    2,674
  Net expense ratio to average net assets(3)                        1.48%(4)                     1.50%                  1.50%(4)
  Ratio of net income (loss) to average net assets                 (1.22)%(4)                   (1.19)%                (1.01)%(4)
  Gross expense ratio to average net assets                         2.03%(4)                     2.67%                 12.17%(4)
  Portfolio turnover rate(5)                                          11%                          35%                    33%

(1)  Commencement of investment operations for the Fund.

(2) All per share data has been adjusted to reflect a 7-for-1 share split, effective October 17, 2000.


(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.


(4)  Annualized.

(5)  Not annualized.



Berger Funds o January 28, 2003 Combined Prospectus

Financial Highlights


BERGER MID CAP VALUE FUND - INVESTOR SHARES
For a Share Outstanding Throughout the Period



                                                                                                                         Period from
                                                                   Years Ended September 30,                      August 12, 1998(1)
                                                      2002           2001            2000         1999         to September 30, 1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  14.30        $  14.43        $ 12.17       $  9.33                 $ 10.00
------------------------------------------------------------------------------------------------------------------------------------
From investment operations
  Net investment income                                0.02            0.06           0.08          0.07                    0.03
  Net realized and unrealized gains (losses)
    from investments and foreign currency
    transactions                                      (0.23)           1.27           3.46          2.83                   (0.70)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      (0.21)           1.33           3.54          2.90                   (0.67)
------------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Dividends (from net investment income)              (0.03)          (0.10)         (0.04)        (0.06)                     --
  Distributions (from capital gains)                  (0.35)          (1.36)         (1.24)           --                      --
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                     (0.38)          (1.46)         (1.28)        (0.06)                     --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  13.71        $  14.30        $ 14.43       $ 12.17                 $  9.33
------------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                       (1.96)%          9.70%         31.11%        31.12%                  (6.70)%
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)         $782,101        $148,505        $33,013       $22,918                 $19,710
  Expense ratio to average net assets                  1.17%           1.22%          1.59%         1.62%                   1.68%(3)
  Ratio of net investment income to average net
   assets                                              0.28%           0.78%          0.72%         0.54%                   2.30%(3)
  Portfolio turnover rate(2)                             65%            116%           129%          154%                     25%



(1)  Commencement of investment operations for Investor Shares.



(2)  Not annualized.



(3)  Annualized.



BERGER SMALL CAP VALUE FUND II - INVESTOR SHARES
For a Share Outstanding Throughout the Period



                                                                                         Period from
                                                                                   March 28, 2002(1)
                                                                               to September 30, 2002
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                     $ 10.00
----------------------------------------------------------------------------------------------------
From investment operations
   Net realized and unrealized losses from investments
     and foreign currency transactions                                                     (1.74)
----------------------------------------------------------------------------------------------------
Total from investment operations                                                           (1.74)
----------------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $  8.26
----------------------------------------------------------------------------------------------------
Total Return(2)                                                                           (17.40)%
----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                                               $ 4,921
  Net expense ratio to average net assets(4)                                                2.96%(3)
  Ratio of net investment loss to average net assets                                       (1.11)%(3)
  Gross expense ratio to average net assets                                                 3.37%(3)
  Portfolio turnover rate(2)                                                                  11%



(1)  Commencement of investment operations for Investor Shares.



(2)  Not annualized.



(3)  Annualized.



(4) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.



                             Berger Funds o January 28, 2003 Combined Prospectus

40

Berger Balanced Fund
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                                         Years Ended September 30,
                                                         2002(4)      2001         2000         1999          1998(1)
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 12.50     $ 19.38     $  16.62     $  13.28       $ 10.00
------------------------------------------------------------------------------------------------------------------------
From investment operations
  Net investment income                                     0.21        0.27         0.28         0.23          0.22
  Net realized and unrealized gains (losses) from
    investments and foreign currency transactions          (2.41)      (4.89)        4.57         4.69          5.17
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           (2.20)      (4.62)        4.85         4.92          5.39
------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Dividends (from net investment income)                   (0.09)      (0.26)       (0.27)       (0.23)        (0.21)
  Distributions (from capital gains)                          --       (2.00)       (1.82)       (1.35)        (1.90)
------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                          (0.09)      (2.26)       (2.09)       (1.58)        (2.11)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $ 10.21     $ 12.50     $  19.38     $  16.62       $ 13.28
------------------------------------------------------------------------------------------------------------------------
Total Return                                              (17.76)%    (25.82)%      30.08%       39.41%        56.77%
------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)               $53,368     $90,013     $176,798     $122,766       $30,721
  Net expense ratio to average net assets(2)                1.26%       1.19%        1.14%        1.23%         1.50%
  Ratio of net investment income to average net assets      1.52%       1.66%        1.48%        1.63%         1.81%
  Gross expense ratio to average net assets                 1.30%       1.19%        1.14%        1.23%         1.57%
  Portfolio turnover rate                                    110%         65%          82%         227%          658%(3)



(1) The Fund had no financial highlights for the one day of operations during the period ended September 30, 1997.



(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.



(3) Portfolio turnover was greater than expected during this period due to higher than normal trading activity undertaken in response to market conditions at a time when the Fund's assets were still relatively small and before the Fund was fully invested.



(4) As required, effective October 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended September 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 1.56% to 1.52%. Per share, ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.



Berger Funds o January 28, 2003 Combined Prospectus

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


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


FOR MORE INFORMATION:

Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. The Funds' annual report contains a discussion of the market conditions and investment strategies that affected the Funds' performance over the past year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Funds and the securities in which they invest. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Funds by writing or calling the Funds at:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958
(800) 333-1001
bergerfunds.com

A downloadable file of the SAI and annual and semi-annual reports may also be obtained at berger-funds.com. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's web site at http://www.sec.gov.

You can also review and obtain copies of more information about the Funds (including the SAI) by visiting the SEC's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Room, Washington, D.C. 20549-0102.

INVESTMENT COMPANY ACT FILE NUMBERS:


Berger Investment Portfolio Trust  811-8046

o Berger Mid Cap Growth Fund

o Berger Small Company Growth Fund -- Investor Shares


o Berger Information Technology Fund -- Investor Shares


o Berger Mid Cap Value Fund -- Investor Shares

o Berger Small Cap Value Fund II -- Investor Shares

o Berger Balanced Fund

Berger Growth Fund, Inc. 811-1382

o Berger Growth Fund

Berger Large Cap Growth Fund, Inc. 811-1383

o Berger Large Cap Growth Fund

                                                                         COMPROS

            BERGER SMALL COMPANY GROWTH FUND - INSTITUTIONAL SHARES


                           PROSPECTUS JANUARY 28, 2003


                               [BERGER FUNDS LOGO]

The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goal and you could lose money in the Fund.

                             IMPORTANT INFORMATION

On September 3, 2002, Stilwell Financial Inc. (Stilwell), the parent company of Berger Financial Group LLC (BFG), announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC (Janus Capital). As a result of the consolidation, effective January 1, 2003, Janus Capital Corporation and Stilwell merged and the new organization - Janus Capital Group Inc. - is now responsible for the strategic direction of its investment management subsidiaries including BFG. BFG is now 86% owned by Janus Capital and it is anticipated that BFG will be dissolved.



In connection with the reorganization of BFG, the Independent Trustees of the Berger Funds have approved, subject to shareholder approval, the merger of the following Berger growth fund into a similar Janus fund:



Current Fund                                    Proposed Acquiring Fund
------------                                    -----------------------
Berger Small Company Growth Fund                Janus Venture Fund



It is anticipated that shareholders will be receiving materials about the proposals in January and that a shareholders meeting will be held in March 2003.



Also in connection with the reorganization of BFG and effective on December 16, 2002, the Berger Funds' Independent Trustees named Janus Capital interim investment adviser to Berger Small Company Growth Fund pursuant to an Interim Advisory Agreement. Shareholders of the Fund will be asked to ratify the Interim Advisory Agreement at the March 2003 shareholders meeting.









BERGER FUNDS and BERGER SMALL COMPANY GROWTH FUND are registered servicemarks of Berger Financial Group LLC; THE BERGER MOUNTAIN LOGO is a registered trademark of Berger Financial Group LLC; and other marks referred to herein are the trademarks, servicemarks, registered trademarks or registered servicemarks of the respective owners thereof.

TABLE OF CONTENTS

BERGER FUNDS(R) are a family of mutual funds. A mutual fund pools money from shareholders and invests in a portfolio of securities. This prospectus offers the class of shares designated as Institutional Shares of the Berger Small Company Growth Fund. These shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries who are willing to maintain a minimum account balance of $250,000.


BERGER SMALL COMPANY GROWTH FUND(R) - INSTITUTIONAL SHARES . . . . . . .    4
THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES  . . . . . . . . . .    4
PRINCIPAL RISKS  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    4
THE FUND'S PAST PERFORMANCE  . . . . . . . . . . . . . . . . . . . . . .    5
FUND EXPENSES  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    6
INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS . . . . . . . . .    8
RISK AND INVESTMENT GLOSSARY . . . . . . . . . . . . . . . . . . . . . .    8
HOW TO CONTACT US  . . . . . . . . . . . . . . . . . . . . . . . . . . .   13
TO OPEN AN ACCOUNT OR PURCHASE SHARES  . . . . . . . . . . . . . . . . .   14
EXCHANGING SHARES  . . . . . . . . . . . . . . . . . . . . . . . . . . .   16
SELLING (REDEEMING) SHARES . . . . . . . . . . . . . . . . . . . . . . .   18
SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION . . . . . . . . . . . . . . .   19
INFORMATION ABOUT YOUR ACCOUNT . . . . . . . . . . . . . . . . . . . . .   20
EXCESSIVE TRADING  . . . . . . . . . . . . . . . . . . . . . . . . . . .   20
ONLINE AND TELEPHONE CONSIDERATIONS  . . . . . . . . . . . . . . . . . .   20
YOUR SHARE PRICE . . . . . . . . . . . . . . . . . . . . . . . . . . . .   20
PRIVACY NOTICE . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   22
DISTRIBUTIONS AND TAXES  . . . . . . . . . . . . . . . . . . . . . . . .   23
TAX-SHELTERED RETIREMENT PLANS . . . . . . . . . . . . . . . . . . . . .   25
ORGANIZATION OF THE FUND . . . . . . . . . . . . . . . . . . . . . . . .   26
INVESTMENT MANAGER . . . . . . . . . . . . . . . . . . . . . . . . . . .   26
SPECIAL FUND STRUCTURE . . . . . . . . . . . . . . . . . . . . . . . . .   27
FINANCIAL HIGHLIGHTS FOR THE FUND  . . . . . . . . . . . . . . . . . . .   28



                                                Berger Funds o January 28, 2003
                        Berger Small Company Growth Fund - Institutional Shares

4

BERGER SMALL COMPANY GROWTH FUND - INSTITUTIONAL SHARES


Ticker Symbol BSGIX
Fund Number     915


THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of small companies with the potential for rapid revenue and earnings growth.

The Fund's stock selection focuses on companies that either occupy a dominant position in an emerging industry or have a growing market share in a larger, fragmented industry.

The Fund's investment manager generally looks for companies with:

o An innovative technology, product or service that may enable the company to be a market share leader

o Strong entrepreneurial management with clearly defined strategies for growth

o    Relatively strong balance sheets

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index. This average is updated monthly. Shareholders will be provided at least 60 days notice prior to any change to the Fund's 80% investment policy. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.

PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition the Fund's active trading will cause


Berger Funds o January 28, 2003
Berger Small Company Growth Fund - Institutional Shares

Berger Small Company Growth Fund

the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE

The information below shows the Fund's performance through December 31, 2002. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.

Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31(1)


[BAR GRAPH]

13.73%   33.80%   16.77%   16.16%   3.17%   102.59%   -6.77%   -33.54%   -47.96%
 1994     1995     1996     1997    1998     1999      2000     2001      2002


BEST QUARTER:  12/31/99     57.57%

WORST QUARTER:  9/30/01    -38.61%



(1) Fund returns include periods prior to the Fund's adoption of share classes and therefore reflect a 0.25% 12b-1 fee which has not been paid by the Institutional Shares since that class commenced investment operations on October 16, 1999.


Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Russell 2000 Growth Index, the Fund's benchmark index. The Russell 2000 Growth Index is an unmanaged index, with dividends reinvested, which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. It is a generally recognized indicator used to measure overall small company growth-stock performance. While the Fund does not seek to match the returns of the index, it is a good indicator of general stock market performance. You may not invest in the index, and unlike the Fund, it does not incur fees or charges.


                                                Berger Funds o January 28, 2003
                        Berger Small Company Growth Fund - Institutional Shares

6

BERGER SMALL COMPANY GROWTH FUND - INSTITUTIONAL SHARES

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2002(1)


                                                               Life of the Fund
                                      1 Year    5 Years      (December 30, 1993)
--------------------------------------------------------------------------------
Return Before Taxes                  -47.96%       -7.59%             3.74%
Return After Taxes on
  Distributions                      -47.96%       -9.87%             1.87%
Return After Taxes on
  Distributions and Sale
  of Fund Shares(2)                  -29.45%       -4.35%             4.09%
Russell 2000 Growth
  (reflects no deduction for
  fees, expenses or taxes)           -30.26%       -6.59%             1.62%
--------------------------------------------------------------------------------


(1) Fund returns include periods prior to the Fund's adoption of share classes and therefore reflect a 0.25% 12b-1 fee which has not been paid by the Institutional Shares since that class commenced investment operations on October 16, 1999.


(2) If the Fund incurs a loss, which generates a tax benefit, the return after taxes on distributions and sale of Fund shares may exceed the Fund's other return figures.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES


(deducted directly from the Fund)                                             %
--------------------------------------------------------------------------------
Management fee                                                               .84
Other expenses                                                              1.03
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                        1.87
--------------------------------------------------------------------------------



UNDERSTANDING EXPENSES


Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.


Berger Funds o January 28, 2003
Berger Small Company Growth Fund - Institutional Shares

Berger Small Company Growth Fund

EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o    $10,000 initial investment

o    5% total return for each year


o    Fund operating expenses remain the same for each period


o    Redemption after the end of each period

o    Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                                                          $
--------------------------------------------------------------------------------
One                                                                          190
Three                                                                        588
Five                                                                       1,011
Ten                                                                        2,190
--------------------------------------------------------------------------------



                                                Berger Funds o January 28, 2003
                        Berger Small Company Growth Fund - Institutional Shares

8

INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS

BEFORE YOU INVEST...

in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true -- the lower the risk, the lower the potential for return.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the fdic or any other government agency. The Fund is not a complete investment program but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money by investing in the Fund.

The following glossary will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

RISK AND INVESTMENT GLOSSARY

BORROWING refers to a loan of money from a bank or other financial institution undertaken by the Fund for temporary or emergency reasons only. The Fund will not borrow more than 25% of its total assets. Leverage Risk

CALL RISK is the possibility that an issuer may redeem or"call" a fixed-income security before maturity at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers. Market, Liquidity and Information Risks

CONVERTIBLE SECURITIES(1) are debt or equity securities that may be converted on specified terms into stock of the issuer. Market, Interest Rate, Prepayment and Credit Risks

CORRELATION RISK occurs when the Fund "hedges" -- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to each other the way the Fund managers expect them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default, be downgraded or become unable to pay its obligations when due.

CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.



Berger Funds o January 28, 2003
Berger Small Company Growth Fund - Institutional Shares

Berger Small Company Growth Fund

DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Fund is a diversified fund.

ECONOMIC RISK is the risk associated with the fact that foreign economies are often less diverse than the U.S. economy. This lack of diversity may lead to greater volatility and could negatively affect foreign investment values. In addition, it is often difficult for domestic investors to understand all the economic factors that influence foreign markets, thus making it harder to evaluate the Fund's holdings.

FINANCIAL FUTURES(2) are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price. Hedging, Correlation, Opportunity and Leverage Risks

FOREIGN SECURITIES are issued by companies located outside the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S. Market, Currency, Transaction, Liquidity, Information, Economic and Political Risks

FORWARD FOREIGN CURRENCY CONTRACTS(2) are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price. Hedging, Credit, Correlation, Opportunity and Leverage Risks

HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. However, a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities that, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities. The Fund will not invest more than 15% of its net assets in illiquid securities, including restricted securities not deemed to be liquid. Market, Liquidity and Transaction Risks

INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.

INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs avail-



                                                Berger Funds o January 28, 2003
                        Berger Small Company Growth Fund - Institutional Shares

10
able for purchase may diminish in the future, and their contribution to Fund performance may be less significant as the Fund grows in size. Market, Liquidity and Information Risks

INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT-GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment-grade bonds. Interest Rate, Market, Call and Credit Risks

LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Fund lends securities only on a fully collateralized basis. The Fund may lend portfolio securities only up to 33 1/3% of its total assets. Credit Risk

LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract or security.

LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate and that such movements might reduce an investment's value.

OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS(2) are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar but settle in cash. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. Hedging, Credit, Correlation, and Leverage Risks

POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.



Berger Funds o January 28, 2003
Berger Small Company Growth Fund - Institutional Shares

Berger Small Company Growth Fund

PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

SECTOR FOCUS(3) occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. These related industries, or sectors, are narrowly defined segments of the economy, i.e. utilities, technology, healthcare services, telecommunications, etc. There may be additional risks associated with a Fund whose investments are focused in a small number of sectors. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a Fund that does not invest in similarly related companies. The Fund will not concentrate 25% or more of their total assets in any one industry. Sector focus may increase both market and liquidity risk. Market and Liquidity Risks

SMALL COMPANY SECURITIES(3) are securities issued by small companies, as measured by their market capitalization. The market capitalization range targeted by the Fund appears under the heading "The Fund's Goal and Principal Investment Strategies." In general, the smaller the company, the greater its risks. Market, Liquidity and Information Risks

SPECIAL SITUATIONS are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities. Market and Information Risks

TEMPORARY DEFENSIVE MEASURES Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. In response to adverse market, economic, political, or other conditions, a Fund's investment manager may believe taking temporary defensive measures is warranted. When this happens, the Fund may increase its investment in government securities and other short-term securities that are inconsistent with the Fund's principal investment strategies. In addition, certain unusual circumstances may force a Fund to temporarily depart from the investment requirement implied by its name. Opportunity Risk

TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. However, custodial risks of using the depository may be minimized through analysis and continuous monitoring by the Funds' primary custodian.


                                                Berger Funds o January 28, 2003
                        Berger Small Company Growth Fund - Institutional Shares

12

WRITING (SELLING) COVERED CALL OPTIONS(2) is the selling of a contract to another party that gives them the right but not the obligation to buy a particular security from you. The Fund will write call options only if it already owns the security (if it is "covered"). The Fund may only write call options up to 25% of its total assets. Opportunity, Credit and Leverage Risks

(1) The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the adviser considers to be below investment grade.

(2) The Fund may use futures, forwards and options only for hedging. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options, although the Fund may have more at risk under these contracts than the initial margin or premium. However, the Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.

(3) The security or technique is emphasized by the Fund.


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Berger Small Company Growth Fund - Institutional Shares

Berger Small Company Growth Fund

HOW TO CONTACT US

ONLINE

You can access bergerfunds.com to obtain information about Berger Funds and to perform maintenance and transactions on your account including:

o    Purchasing, exchanging and selling shares

o    Reviewing Fund information and performance

o    Viewing electronic financial reports and prospectuses

o    Downloading applications and account servicing forms

BERGER INVESTOR SERVICE REPRESENTATIVES

Our Representatives can assist you with any questions and requests you have regarding your Berger Funds or CAT Portfolio accounts.

o    1-800-960-8427

BY MAIL

SEND NEW ACCOUNT APPLICATIONS AND WRITTEN CORRESPONDENCE TO:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958

SEND OVERNIGHT, CERTIFIED OR REGISTERED MAIL TO:

Berger Funds
330 West 9th Street, 1st Floor
Kansas City, MO 64105

SEND PURCHASES FOR EXISTING ACCOUNTS TO:

Berger Funds
P.O. Box 219529
Kansas City, MO 64121-9529


Pending approval by the Berger Funds' shareholders, the Berger Funds will be reorganized into the Janus family of funds effective on or about March 24, 2003. After the effective date of the reorganization, all subsequent requests and correspondence should be mailed to:



Janus
P.O. Box 173375
Denver, CO 80217-3375



Beginning 60 days after the merger date (approximately May 24, 2003), mail sent to any of the Berger Funds addresses will be returned to sender.




                                                Berger Funds o January 28, 2003
                        Berger Small Company Growth Fund - Institutional Shares

14

TO OPEN AN ACCOUNT OR PURCHASE SHARES

MINIMUM
--------------------------------------------------------------------------------
Initial investment                                                      $250,000
Subsequent investments                                                No minimum
--------------------------------------------------------------------------------

BY ONLINE ACCESS

o Investors who establish electronic transfer privileges may make subsequent investments online. Berger Funds will automatically debit your designated bank account for payment.

BY MAIL

o If you are opening a new account, complete and sign the appropriate application and make your check payable to Berger Funds for the amount you want to invest. Send the application and check in the envelope provided.

o To add to an existing account, use the Invest by Mail slip attached to your statement. If you do not have an Invest by Mail slip, note your fund and account number on your check and mail to the appropriate address.


o Pending approval by the Berger Funds' shareholders, the Berger Funds will be reorganized into the Janus family of funds effective on or about March 24, 2003. After the effective date of the reorganization, all subsequent purchases should be made payable to Janus. Purchases made payable to a Berger fund that has merged into a Janus fund will be invested in the acquiring fund.


BY TELEPHONE

o    Investor Service Representative

     To add to an existing account, you may place an order for additional shares by calling an Investor Service Representative.

     You may pay for your shares by overnight delivery of a check, by wire, or if you have electronic transfer privileges, through an automatic debit to your bank account.

     Payments must be received within three business days. Orders not paid for on time will be canceled, and shares may be redeemed from your account to compensate for any decline in the value of the shares canceled.



Berger Funds o January 28, 2003
Berger Small Company Growth Fund - Institutional Shares

Berger Small Company Growth Fund

BY SYSTEMATIC INVESTMENT PLAN

o To automatically purchase more shares on a regular basis, fill out the Systematic Investment Plan section of the application. Berger Funds will automatically debit your designated bank account for payment. If no date is specified on your application, investments will be made on the 20th of each month.

IMPORTANT NOTES ABOUT PURCHASING SHARES:

o    The Fund is only available to U.S. citizens or residents.

o You should read and understand the Fund's current prospectus before investing.


o Your check must be made payable to Berger Funds and must be made in U.S. dollars drawn on U.S. banks. After the effective date of the reorganization, all subsequent purchases should be made payable to Janus. Purchases made payable to a Berger fund that has merged into a Janus fund will be invested in the acquiring fund.


o Cash, credit cards, third party checks, credit card convenience checks, money orders, travelers checks or checks drawn on foreign banks will not be accepted.

o You may also pay for additional shares by wiring money from your bank account to your Fund account. For current wire instructions, visit bergerfunds.com or call an Investor Service Representative.

o Subject to approval by the Fund, you may purchase Fund shares with liquid securities that the Fund is eligible to purchase. These securities must have a value that can be readily determined in accordance with the Fund's valuation policies. You may pay for Fund shares with securities only if it is the investment manager's intention to retain them in the Fund's portfolio. The Fund may amend or terminate this practice at any time.

o If your check or electronic funds transfer does not clear for any reason, your purchase will be canceled.

o If your purchase is canceled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the canceled purchase.

o We may make additional attempts to debit your bank account for any failed online, telephone or systematic purchases. You are liable for any potential costs associated with these additional attempts.


                                                Berger Funds o January 28, 2003
                        Berger Small Company Growth Fund - Institutional Shares

16

EXCHANGING SHARES

BY ONLINE ACCESS

o In general, investor accounts are automatically eligible to exchange shares online at bergerfunds.com.

BY MAIL

o To exchange all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s) you are selling from, the name of the Fund(s) you are purchasing into, your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.

o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.


o Pending approval of the reorganization into the Janus family of funds, all requests should be mailed directly to Janus. Please see the "How to Contact Us" section of this prospectus for further information.


BY TELEPHONE

o To exchange all or a portion of your shares into any other available Berger Fund or Cash Account Trust Portfolio (CAT Portfolio), call an Investor Service Representative.

BY SYSTEMATIC EXCHANGE PLAN

o Shares may be exchanged automatically ($50 minimum) between funds monthly, quarterly, semi-annually or annually. You can select the frequency and day of the month for the exchanges to occur. If no date is specified on your request, exchanges will be made on the 20th of each month.

o If the balance in the Fund account you are exchanging from falls below the normal Systematic Exchange Plan amount, all remaining shares will be exchanged and the program will be discontinued.

IMPORTANT NOTES ABOUT EXCHANGING SHARES:

Shares of the Fund described in this prospectus may be exchanged for shares of any other Berger Fund or for money market shares in the Cash Account Trust Portfolios (the CAT Portfolios). There are three CAT Portfolios: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio.

The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of these portfolios by the Berger Funds or Berger Financial Group LLC. Berger Financial Group LLC is compensated for administrative services it performs with respect to accounts in the CAT Portfolios.


Berger Funds o January 28, 2003
Berger Small Company Growth Fund - Institutional Shares

Berger Small Company Growth Fund

WHEN EXCHANGING SHARES:

o Each account must be registered identically ~ have the same ownership and addresses.

o Each Berger Fund or CAT Portfolio must be legally eligible for sale in your state of residence.

o Generally, you may exchange out of each of the Berger Funds up to four times per calendar year (systematic exchanges excluded). At this time, there is no limit on the number of exchanges permitted out of the CAT Portfolios.

o You are responsible for reading the current prospectus for the Fund or CAT Portfolio into which you are exchanging.

o An exchange out of a Berger Fund results in the sale of that Fund's shares and the purchase of another, normally resulting in a taxable event for you.

o Exchanges into any new Berger Fund or CAT Portfolio must meet the Fund's or Portfolio's initial and subsequent investment minimums, or be equal to the total value of the account.



                                                Berger Funds o January 28, 2003
                        Berger Small Company Growth Fund - Institutional Shares

18

SELLING (REDEEMING) SHARES

BY ONLINE ACCESS

o In general, investors with non-retirement accounts are automatically eligible to sell shares online at bergerfunds.com

BY MAIL

o To sell all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s), your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.

o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

o Include any necessary Signature Guarantees. Refer to the "Signature Guarantees/ Special Documentation" section of this Prospectus.


o Pending approval of the reorganization into the Janus family of funds, all requests should be mailed directly to Janus. Please see the "How to Contact Us" section of this prospectus for further information.


BY TELEPHONE

o Investors with non-retirement accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call an Investor Service Representative.

BY SYSTEMATIC WITHDRAWAL PLAN

o Shares may be redeemed automatically ($50 minimum) monthly, quarterly, semi-annually or annually.

IMPORTANT NOTES ABOUT REDEEMING SHARES:

o Generally, payment for your redeemed shares will be sent to you within seven days after receipt of your redemption request in good order. Payment may be made by check, wire, or electronic funds transfer.

o A wire transfer will be sent the next bank business day after receipt of your order, and an electronic funds transfer will be sent the second bank business day after receipt of your order.

o Please see the Signature Guarantees/Special Documentation section for signature guarantee requirements.

o Proceeds from the redemption of shares purchased by check or electronic funds transfer may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date.


Berger Funds o January 28, 2003
Berger Small Company Growth Fund - Institutional Shares

Berger Small Company Growth Fund

o Interest will not be paid for amounts represented by uncashed distribution or redemption checks.

SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION

The Fund uses Signature Guarantees to protect you and the Fund from possible fraudulent requests for redeemed shares. Your request must be in writing and accompanied by a Signature Guarantee if:

o    Your redemption request exceeds $100,000.

o You request that your redemption be made payable to anyone other than the registered owner(s).

o You request that payment of your redemption be sent to a bank that is not already on file for redemption privileges.

o    You want to change the bank on file for redemption privileges.

o You request that payment of your redemption be mailed to an address that has been changed within 15 days of your redemption request or to an address other than the one of record.

o You declined telephone or online options on your new account application and wish to add them at a later time.

o    You wish to add or remove owners on your account.

Berger Funds reserves the right to require Signature Guarantees under certain other circumstances.

You can obtain a Signature Guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. You cannot obtain a Signature Guarantee from a notary public.

Make sure the Signature Guarantee appears together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.

Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians.


                                                Berger Funds o January 28, 2003
                        Berger Small Company Growth Fund - Institutional Shares

20

INFORMATION ABOUT YOUR ACCOUNT

EXCESSIVE TRADING

The Fund does not permit excessive, short-term or other abusive trading practices due to the potential negative impact upon portfolio management strategies and overall Fund performance. The Fund reserves the right to reject any purchase or exchange order and to revoke the exchange privilege from any investor that, in the Fund's opinion, engages in trading that may be disruptive to the Fund, or who has a history of excessive trading. Accounts under common ownership or control may be considered together when evaluating the trading history.

ONLINE AND TELEPHONE CONSIDERATIONS

Generally, all new accounts are automatically granted online and telephone transaction privileges unless explicitly declined in writing, either on the account application or by written notice. Bergerfunds.com may restrict account access and transaction capabilities for certain types of accounts. Please contact a representative for more information.

You may give up some level of security by choosing to buy or sell shares by telephone or online, rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone and online instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record. You should promptly review all confirmation statements for accuracy.

The Fund and its service providers are not liable for acting upon instructions communicated by telephone or online that they believe to be genuine if these procedures are followed.

In times of extreme economic conditions, market conditions, or other events, we may experience unusually high call volumes, making it difficult to reach a Berger Funds representative. Please consider using our transaction functionality on bergerfunds.com or submit requests in writing.

YOUR SHARE PRICE

The price at which you buy, sell or exchange Fund shares is the share price or net asset value (NAV). The share price for the Institutional Shares of the Fund is determined by adding the Institutional Shares' pro rata portion of the total value of the Fund's investments, cash and other assets, deducting the Institutional Shares' pro rata portion of the Fund's liabilities and the liabilities attributable directly to the Institutional Shares, and then dividing that value by the total number of the Institutional Shares outstanding. Share price is calculated separately for each class of Fund shares.

The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share prices are not calculated on the days that the Exchange is closed.


Berger Funds o January 28, 2003
Berger Small Company Growth Fund - Institutional Shares

Berger Small Company Growth Fund

For a purchase, redemption or exchange of Fund shares, your price is the share price next calculated after your request is received in good order by the Fund, its authorized agent or designee. To receive a specific day's price, your request must be received before the close of the Exchange on that day.

Generally, payment for redeemed shares will be sent within seven days after receipt of the redemption request in good order. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.

When the Fund calculates its share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees or directors. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected, and you will not be able to purchase or redeem shares.

CONFIRMATION OF YOUR PURCHASES AND REDEMPTIONS

You will receive transaction confirmation statements reflecting the share price, dollar amount and number of shares associated with your transactions. Fractional shares will be calculated to three decimal places. Reinvestment of fund distributions, Systematic Investment Plan purchases and Systematic Withdrawal Plan redemptions are only confirmed on quarterly statements. You may sign up to receive your statements electronically at bergerfunds.com.

SHAREHOLDER REPORTS

To reduce expenses, the Fund may mail only one copy of notices, financial reports, prospectuses and proxy statements to investors who share an address, even if the accounts are registered under different names. To automatically receive your own copy or, if at any time you want to request separate copies for individual account holders, you may do so by calling an Investor Service Representative or writing the Fund. Your request to receive additional copies will take effect within 30 days. The Fund will continue to send only one copy of these documents unless you withdraw your consent.

SHARE CERTIFICATES

To assist in minimizing administrative costs, share certificates are no longer issued. Records of share ownership are maintained by the Fund's transfer agent in book entry



                                                Berger Funds o January 28, 2003
                        Berger Small Company Growth Fund - Institutional Shares

22
form. If you are selling shares previously issued in certificate form, you need to include the unsigned certificate along with your redemption or exchange request, and send it to Berger Funds by registered mail. If you have lost your certificate, please call an Investor Service Representative.

PURCHASES THROUGH BROKER-DEALERS

You may buy Fund shares through certain broker-dealers or other financial organizations, but these organizations may charge you a fee or may have different minimums for initial or subsequent investments that are not applicable if you buy shares directly from the Fund.

THIRD-PARTY ADMINISTRATORS

Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Fund's adviser or the Fund (if approved by its directors or trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

PRIVACY NOTICE

To service your account, the Fund may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information.

The Fund does not share, distribute or sell this information to any outside company or individual without permission. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, nor sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission and other federal and state regulatory agencies.

The Fund recognizes the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses 128-bit internet security encryption protocol. As an added measure, we do not include personal or account information in nonsecure emails that we send you via the internet. Berger Funds' privacy policy may be changed or modified at any time.


Berger Funds o January 28, 2003
Berger Small Company Growth Fund - Institutional Shares

Berger Small Company Growth Fund


RIGHTS RESERVED BY THE FUNDS

Berger Funds and their agents reserve certain rights including the following:
(1) to waive or reduce investment minimums and fees; (2) to increase investment minimums following notice; (3) to refuse any purchase or exchange order; (4) to terminate or modify the exchange privilege at any time; (5) to not cancel a transaction once it has been submitted; (6) to discontinue offering shares of a Fund; (7) to close any account if it is believed the shareholder is engaging in activities which may be detrimental to the Fund; (8) to reject any trade not in good order; (9) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur, or if ordered to do so by a governmental agency; (10) to act on instructions believed to be genuine; and (11) to suspend temporarily shareholder services and telephone transactions, in case of an emergency.

REDEMPTIONS IN-KIND

The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. In addition, you will bear market exposure until you sell such securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.

REDEMPTIONS BY THE FUNDS OF CERTAIN ACCOUNTS

To reduce its expenses, the Fund may involuntarily redeem the shares in your account if your balance drops below $250,000 -- but only if it drops below this amount because you have redeemed shares, not because the share value has declined. You will be given at least 60 days' notice before the Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account to or above the minimum.

DISTRIBUTION AND TAXES

DISTRIBUTIONS OF INCOME AND GAINS

Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Fund generally makes two kinds of distributions:

o Capital gains from the sale of portfolio securities held by a fund. The Fund will distribute any net realized capital gains annually, normally in December.

o Net investment income from interest or dividends received on securities held by a fund. The Fund will distribute its investment income annually, normally in December.

The Fund reserves the right to reinvest into your account undeliverable or uncashed distribution checks that remain outstanding for six months, or dividends or distribu-


                                                Berger Funds o January 28, 2003
                        Berger Small Company Growth Fund - Institutional Shares

24
tions of less than $10. The dividend or distribution amount will be reinvested in shares of the applicable Fund at the share price next computed after the check is canceled.

BUYING A DISTRIBUTION

Unless you have a tax-deferred account, purchasing shares in an account shortly before a distribution occurs is called "buying a dividend." Income taxes must be paid in taxable accounts on any distributions, regardless of whether the distribution was reinvested or received in cash. This tax liability is incurred whether the actual value of your account increased, decreased or remained the same after your share purchase.

Throughout the period covered by a distribution, the Fund may build up taxable gains on securities sold at a profit. Any shareholders of record on the "record" date receive the applicable distributions, even if they did not own the shares when the actual gains occurred.

In other words, "buying a dividend" results in you incurring the full tax liability for the entire distribution period, even though you may not have participated in the gains realized by the portfolio.

YOUR TAXES

You generally will owe tax on amounts distributed to you by the Fund in any non-retirement account whether you reinvest them in additional shares or receive them in cash.

Distributions made by the Fund to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed to you.

Distributions of gains from the sale of assets held by the Fund for more than one year generally are taxable to you at the applicable long-term capital gain rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.

If you redeem Fund shares that have appreciated in value, you may have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain if you exchange shares that have appreciated in value.

ADDITIONAL TAX INFORMATION

You should consult your own tax adviser about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.


Berger Funds o January 28, 2003
Berger Small Company Growth Fund - Institutional Shares

Berger Small Company Growth Fund

TAX-SHELTERED RETIREMENT PLANS

The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA or other retirement plans, please call or write to Berger Funds. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Funds at 1-800-259-2820.


                                                Berger Funds o January 28, 2003
                        Berger Small Company Growth Fund - Institutional Shares

26

ORGANIZATION OF THE FUND

INVESTMENT MANAGER


On September 3, 2002, Stilwell Financial Inc. (Stilwell), the parent company of Berger Financial Group LLC (BFG), announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC (Janus Capital). As a result of the consolidation, effective January 1, 2003, Janus Capital Corporation and Stilwell merged and the new organization -- Janus Capital Group Inc. -- is now responsible for the strategic direction of its investment management subsidiaries including BFG. BFG is now 86% owned by Janus Capital and it is anticipated that BFG will be dissolved.



In connection with the reorganization of BFG, the Independent Trustees of the Berger Funds have approved, subject to shareholder approval, the merger of the following Berger growth fund into a similar Janus fund:



Current Fund                                Proposed Acquiring Fund
------------                                -----------------------
Berger Small Company Growth Fund            Janus Venture Fund



It is anticipated that shareholders will be receiving materials about the proposals in January and that a shareholders meeting will be held in March 2003.



Also in connection with the reorganization of BFG and effective on December 16, 2002, the Berger Funds' Independent Trustees named Janus Capital interim investment adviser to Berger Small Company Growth Fund pursuant to an Interim Advisory Agreement. Shareholders of the Fund will be asked to ratify the Interim Advisory Agreement at the March 2003 shareholders meeting.




Janus Capital Management LLC (Janus Capital) (100 Fillmore Street, Denver, Colorado 80206) also serves as investment adviser to the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital began serving as investment adviser to the Janus Fund in 1970.

Berger Financial Group LLC (BFG) (210 University Blvd., Denver, CO 80206) serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. BFG has been in the investment advisory business since 1974. When acting as investment adviser, BFG is responsible for managing the investment operations of the Fund. For the most recent fiscal year, the Fund paid BFG an advisory fee of 0.84% of net assets. After expense reimbursements, the Institutional Shares class of the Fund paid BFG an advisory fee of 0.08%. BFG also provides administrative services to the Fund.



William H. Bales assumed responsibility for managing the Berger Small Company Growth Fund in December 2002. Mr. Bales is Portfolio Manager of various Janus accounts. Mr. Bales has been Portfolio Manager or a Co-Manager since February 1997. Mr. Bales joined Janus Capital in 1991 and was a research analyst from 1993 to 1997.




Berger Funds o January 28, 2003
Berger Small Company Growth Fund - Institutional Shares

Berger Small Company Growth Fund


PORTFOLIO TURNOVER

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for the Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by the Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor. The Fund's portfolio turnover rate can be found under the heading "Financial Highlights for the Fund."

SPECIAL FUND STRUCTURE

The Fund offers two classes of shares. The Institutional Shares are offered through this prospectus and are designed for investors who maintain a minimum account balance of $250,000. The other class of shares, Investor Shares, are offered through a separate prospectus and are available to the general public with a minimum account balance of $2,500. Each class of shares has its own expenses so that share price, performance and distributions will differ between classes. The 12b-1 plan adopted by the Fund applies only to the Investor Shares. For more information on Investor Shares, please call 1-800-333-1001.

For more information on the multi-class fund structure, see the SAI.



                                                Berger Funds o January 28, 2003
                        Berger Small Company Growth Fund - Institutional Shares

28


FINANCIAL HIGHLIGHTS FOR THE FUND


The financial highlights will help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total return shows you how much your investment in the Fund increased or decreased during each period, assuming you reinvested all dividends and distributions. PricewaterhouseCoopers LLP, independent accountants, audited this information. Their report is included in the Fund's annual report, which is available without charge upon request.

BERGER SMALL COMPANY GROWTH FUND -- INSTITUTIONAL SHARES
For a Share Outstanding Throughout the Period


                                                                                          Period from
                                                                                  October 16, 1999(1)
                                                     Year Ended September 30,        to September 30,
                                                            2002         2001                    2000
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $2.48        $7.43                $4.87
-----------------------------------------------------------------------------------------------------
From investment operations
  Net investment income                                 (0.02)(6)    (0.00)(5)            (0.00)(5)
  Net realized and unrealized gains (losses) from
    investments and foreign currency transactions       (0.81)(6)    (3.91)                3.86
-----------------------------------------------------------------------------------------------------
Total from investment operations                        (0.83)       (3.91)                3.86
-----------------------------------------------------------------------------------------------------
Less dividends and distributions
  Distributions (from capital gains)                       --        (1.04)               (1.30)
-----------------------------------------------------------------------------------------------------
Total dividends and distributions                          --        (1.04)               (1.30)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                          $1.65        $2.48                $7.43
-----------------------------------------------------------------------------------------------------
Total Return(3)                                        (33.47)%     (59.03)%              84.87%
-----------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
  Net assets, end of period (in thousands)               $414       $2,036               $5,886
  Net expense ratio to average net assets(4)             1.11%        1.02%                1.05%(2)
  Ratio of net investment loss to average net assets    (0.79)%      (0.57)%              (0.47)%(2)
  Gross expense ratio to average net assets              1.87%        1.30%                1.59%(2)
  Portfolio turnover rate(3)                              223%         147%                  92%

(1)  Commencement of investment operations for Institutional Shares.

(2)  Annualized.

(3)  Not annualized.


(4) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.



(5)  Amount represents less than $0.01 per share.



(6) Per share calculations for the period were based on average shares outstanding



                                                Berger Funds o January 28, 2003
                        Berger Small Company Growth Fund - Institutional Shares

FINANCIAL HIGHLIGHTS


The following supplemental financial highlights are for the Berger Small Company Growth Fund for periods before October 16, 1999, when the Fund first adopted share classes and began offering Institutional Shares. Therefore, the data on the table reflect a 0.25% 12b-1 fee not paid by the Institutional Shares. Unless otherwise noted, the information in the table was audited by PricewaterhouseCoopers LLP, the Fund's independent accountants. The information for the period from October 1, 1999 through October 15, 1999 is unaudited.

BERGER SMALL COMPANY GROWTH FUND
SUPPLEMENTAL FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Period


                                                      Period from
                                                   October 1, 1999 to
                                                    October 15, 1999                  Years Ended September 30,
                                                       (Unaudited)       1999        1998        1997        1996        1995
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $4.86         $3.61       $5.33        $4.74       $3.61       $2.74
----------------------------------------------------------------------------------------------------------------------------------
From investment operations
  Net investment income (loss)                            (0.00)(1)     (0.00)(1)      --        (0.05)      (0.03)      (0.02)
  Net realized and unrealized gains (losses) from
    investments and foreign currency transactions          0.01          1.95       (1.24)        0.84        1.16        0.89
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           0.01          1.95       (1.24)        0.79        1.13        0.87
----------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Dividends (from net investment income)                     --            --          --           --          --       (0.00)(2)
  Distributions (from capital gains)                         --         (0.70)      (0.48)       (0.20)         --          --
----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                            --         (0.70)      (0.48)       (0.20)         --          --
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $4.87         $4.86       $3.61        $5.33       $4.74       $3.61
----------------------------------------------------------------------------------------------------------------------------------
Total Return(3)                                            0.21%        62.78%     (24.70)%      17.68%      31.30%      31.90%
----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
  Net assets, end of period (in thousands)             $675,143      $675,637    $561,741     $902,685    $871,467    $522,667
Net expense ratio to average net assets(2)                 1.17%(4)      1.60%       1.48%        1.67%       1.68%       1.89%
Ratio of net investment loss to average net assets        (1.00)%(4)    (1.21)%     (1.01)%      (1.09)%     (0.97)%     (0.74)%
Gross expense ratio to average net assets                  1.17%(4)      1.60%       1.59%        1.67%       1.68%       1.89%
Portfolio turnover rate(3)                                    3%          128%         97%         111%         91%        109%


(1)  Amount represents less than $0.01 per share.

(2) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(3)  Not annualized.

(4)  Annualized.


Berger Funds o January 28, 2003
Berger Small Company Growth Fund - Institutional Shares

                       This Page Intentionally Left Blank

FOR MORE INFORMATION:

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance over the past year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Fund by writing or calling the Fund at:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958
(800) 259-2820
bergerfunds.com

A downloadable file of the SAI and annual and semi-annual reports may also be obtained at bergerfunds.com.

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's web site at http://www.sec.gov.

You can also review and obtain copies of more information about the Fund (including the SAI) by visiting the SEC's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Room, Washington, D.C. 20549-0102.

INVESTMENT COMPANY ACT FILE NUMBER:

Berger Investment Portfolio Trust 811-8046
(Berger Small Company Growth Fund - Institutional Shares)              SCGIPROS

           BERGER INFORMATION TECHNOLOGY FUND - INSTITUTIONAL SHARES


                           PROSPECTUS January 28,2003


                              [BERGER FUNDS LOGO]


The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goal and you could lose money in the Fund.

                         IMPORTANT INFORMATION


On September 3, 2002, Stilwell Financial Inc. (Stilwell), the parent company of Berger Financial Group LLC (BFG), announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC (Janus Capital). As a result of the consolidation, effective January 1, 2003, Janus Capital Corporation and Stilwell merged and the new organization - Janus Capital Group Inc. - is now responsible for the strategic direction of its investment management subsidiaries including BFG. BFG is now 86% owned by Janus Capital and it is anticipated that BFG will be dissolved. Bay Isle Financial LLC (Bay Isle), a wholly owned subsidiary of BFG, will become a subsidiary of Janus Capital.


In connection with the reorganization of BFG, the Independent Trustees of the Berger Funds have approved, subject to shareholder approval, the merger of the following Berger fund into a similar Janus fund:

 Current Fund                            Proposed Acquiring Fund
 ------------                            -----------------------
 Berger Information Technology Fund      Janus Global Technology Fund


It is anticipated that shareholders will be receiving materials about the proposals in January and that a shareholders meeting will be held in March 2003. Bay Isle Financial LLC, the Fund's sub-adviser, will continue to manage the Berger Information Technology Fund until the Fund's reorganization.




BERGER FUNDS and BERGER INFORMATION TECHNOLOGY FUND are registered servicemarks of Berger Financial Group LLC; THE BERGER MOUNTAIN LOGO is a registered trademark of Berger Financial Group LLC; is a servicemark of Berger Financial Group LLC; and other marks referred to herein are the trademarks, servicemark, registered trademarks or registered servicemark of the respective owners thereof.

TABLE OF CONTENTS

BERGER FUNDS(R) are a family of mutual funds. A mutual fund pools money from shareholders and invests in a portfolio of securities. This prospectus offers the class of shares designated as Institutional Shares of the Berger Information Technology Fund. These shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries, who are willing to maintain a minimum account balance of $250,000. Institutional Shares are also made available for purchase and dividend reinvestment in the account of all holders of Institutional Shares who received their shares in the Fund's reorganization on July 2,1999.


BERGER INFORMATION TECHNOLOGY FUND(R)- INSTITUTIONAL SHARES . . . .  4
THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES . . . . . . . .  4
PRINCIPAL RISKS . . . . . . . . . . . . . . . . . . . . . . . . . .  4
THE FUND'S PAST PERFORMANCE . . . . . . . . . . . . . . . . . . . .  5
FUND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . . .  6
INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS . . . . . ..  8
RISK AND INVESTMENT GLOSSARY . . . . . . . . . . . . . . . . . . ..  8
HOW TO CONTACT US . . . . . . . . . . . . . . . . . . . . . . . . . 13
TO OPEN AN ACCOUNT OR PURCHASE SHARES . . . . . . . . . . . . . . . 14
EXCHANGING SHARES . . . . . . . . . . . . . . . . . . . . . . . . . 16
SELLING (REDEEMING) SHARES . . . . . . . . . . . . . . . . . . . .. 18
SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION . . . . . . . . . . . .. 19
INFORMATION ABOUT YOUR ACCOUNT . . . . . . . . . . . . . . . . . .. 20
EXCESSIVE TRADING . . . . . . . . . . . . . . . . . . . . . . . . . 20
ONLINE AND TELEPHONE CONSIDERATIONS . . . . . . . . . . . . . . . . 20
YOUR SHARE PRICE . . . . . . . . . . . . . . . . . . . . . . . . .. 20
PRIVACY NOTICE . . . . . . . . . . . . . . . . . . . . . . . . . .. 22
DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . . . . . . . . . 23
TAX-SHELTERED RETIREMENT PLANS . . . . . . . . . . . . . . . . . .. 24
ORGANIZATION OF THE FUND . . . . . . . . . . . . . . . . . . . . .. 25
INVESTMENT MANAGERS . . . . . . . . . . . . . . . . . . . . . . . . 25
SPECIAL FUND STRUCTURE . . . . . . . . . . . . . . . . . . . . . .. 26
FINANCIAL HIGHLIGHTS FOR THE FUND . . . . . . . . . . . . . . . . . 27



                                                   Berger Funds January 28, 2003
                       Berger Information Technology Fund - Institutional Shares

4

BERGER INFORMATION TECHNOLOGY FUND - INSTITUTIONAL SHARES

Ticker Symbol BINFX
Fund Number   913

THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund aims for capital appreciation. In pursuing that goal, the Fund invests at least 80% of its assets in common stocks of companies in the information technology group of industries, such as software, hardware, computer consulting services, communications and Internet services and products.

The Fund's investment manager analyzes trends in information technology spending and demand, then identifies companies it believes are best positioned to benefit from those trends. The Fund generally invests the remainder of its assets in information technology-related companies whose stock price the investment manager believes is undervalued relative to their assets, earnings, cash flow or business franchise.

The Fund's investment manager generally looks for companies:

o    That dominate their industries or a particular market segment

o That have or are developing products or services that represent significant technological advancements or improvements

o That have strong fundamentals, strong management and strong product positioning.

The Fund primarily invests in common stocks. The Fund is free to invest in companies of any size market capitalization. In certain unusual circumstances, the Fund may be unable to remain invested in securities of companies at the stated level. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation.

PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

Given the Fund's concentration in industries that are rapidly changing, its share price may fluctuate more than that of funds invested in more stable industries. Companies in the information technology industries may have narrow product lines and their products and services are often subject to intense competition and rapid obsolescence.

Because the Fund's investments are focused in the information technology sector, the Fund is more susceptible to adverse events and market pressures impacting the industries included in that sector, which may pose greater market and liquidity risk.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.



Berger Funds o January 28, 2003
Berger Information Technology Fund - Institutional Shares

Berger Information Technology Fund

THE FUND'S PAST PERFORMANCE

The information below shows the Fund's performance through December 31, 2002. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.

Year-by-year returns show you how the Fund's performance has varied by illustrating the differences for each full calendar year since the Fund began.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31(1)


[BAR GRAPH]

 1998     1999      2000     2001     2002
------   ------   -------  -------  -------
62.72%   165.53%  -27.85%  -38.61%  -43.10%

BEST QUARTER: 12/31/99    97.76%

WORST QUARTER: 3/31/01   -41.61%


(1) Initial Public Offerings constituted a significant portion of the Fund's performance during 1999 and there can be no assurance that IPOs will have such an impact in the future.

Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Nasdaq-100 Index, the Fund's benchmark index. The Nasdaq-100 Index is an unmanaged index, with dividends reinvested, which reflects Nasdaq's largest companies across major industry groups, including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. While the Fund does not seek to match the returns of the index, it is a good indicator of general stock market performance. You may not invest in the index, and unlike the Fund, it does not incur fees or charges.




                                                 Berger Funds o January 28, 2003
                       Berger Information Technology Fund - Institutional Shares

6

BERGER INFORMATION TECHNOLOGY FUND - INSTITUTIONAL SHARES

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31,2002


                                                                     Life of the Fund
                                       1 Year            5 Years      (April 8,1997)
-------------------------------------------------------------------------------------
Return Before Taxes                    -43.10%            1.72%            6.72%
Return After Taxes on Distributions    -43.10%            1.65%            6.65%
Return After Taxes on
-------------------------------------------------------------------------------------
Distributions and Sale
  of Fund Shares(1)                    -26.46%            1.45%            5.59%
-------------------------------------------------------------------------------------
Nasdaq-100
  (reflects no deduction for
  fees, expenses or taxes)             -37.58%            -0.08%           2.86%
-------------------------------------------------------------------------------------



(1) If the Fund incurs a loss, which generates a tax benefit, the return after taxes on distributions and sale of Fund shares may exceed the Fund's other return figures.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

SHAREHOLDER TRANSACTION EXPENSES                                     %
-------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed or
exchanged if shares are held less than 6 months)                     1.00
Exchange Fee*                                                        None
-------------------------------------------------------------------------

*The 1% redemption fee referenced in the table will be imposed on shares exchanged if held less than 6 months, since an exchange is treated as a redemption followed by a purchase.

ANNUAL FUND OPERATING EXPENSES


(deducted directly from the Fund)                                    %
--------------------------------------------------------------------------------
Management fee                                                        .85
Other expenses                                                        .46
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 1.31
--------------------------------------------------------------------------------
Fee waiver and Expense Reimbursement(1)                              -.04
--------------------------------------------------------------------------------
NET EXPENSES                                                         1.27
--------------------------------------------------------------------------------



(1) Under a written agreement, the Fund's investment adviser waives its fee and reimburses the Fund's Institutional Shares class to the extent that, at any time during the life of the Fund, that class' annual operating expenses exceed 1.50%. The agreement also provides that the adviser will waive an additional amount of its fees or reimburse an additional amount of expenses to the extent necessary to keep its fee waiver and reimbursement for the Institutional Shares class proportionate to its fee waiver and reimbursement for the Fund's other share class. The agreement may not be terminated or amended except by a vote of the Fund's Board of Trustees. The agreement automatically terminates in the event the Fund's advisory agreement terminates.



Berger Funds o January 28, 2003
Berger Information Technology Fund - Institutional Shares

Berger Information Technology Fund

UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.

EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same for each period

o    Redemption after the end of each period

o    Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                       $
--------------------------------------------------
One                                           129
Three                                         403
Five                                          697
Ten                                         1,534





                                                 Berger Funds o January 28, 2003
                       Berger Information Technology Fund - Institutional Shares

8

INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS

BEFORE YOU INVEST...

in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true - the lower the risk, the lower the potential for return.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Fund is not a complete investment program but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money by investing in the Fund.

The following glossary will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

RISK AND INVESTMENT GLOSSARY

BORROWING refers to a loan of money from a bank or other financial institution undertaken by the Fund for temporary or emergency reasons only. The Fund will not borrow more than 25% of its total assets. Leverage Risk

CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers. Market, Liquidity and Information Risks

CONVERTIBLE SECURITIES(1) are debt or equity securities that may be converted on specified terms into stock of the issuer. Market, Interest Rate, Prepayment and Credit Risks

CORRELATION RISK occurs when the Fund "hedges" - uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to each other the way the Fund managers expect them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contract may default, be downgraded or become unable to pay its obligations when due.

CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.




Berger Funds o January 28, 2003
Berger Information Technology Fund - Institutional Shares

Berger Information Technology Fund

DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Fund is a diversified fund.

ECONOMIC RISK is the risk associated with the fact that foreign economies are often less diverse than the U.S. economy. This lack of diversity may lead to greater volatility and could negatively affect foreign investment values. In addition, it is often difficult for domestic investors to understand all the economic factors that influence foreign markets, thus making it harder to evaluate the Fund's holdings.

FINANCIAL FUTURES(2) are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price. Hedging, Correlation, Opportunity and Leverage Risks

FOREIGN SECURITIES are issued by companies located outside the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S. Market, Currency, Transaction, Liquidity, Information, Economic and Political Risks

FORWARD FOREIGN CURRENCY CONTRACTS(2) are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price. Hedging, Credit, Correlation, Opportunity and Leverage Risks

HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. However, a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities that, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities. The Fund will not invest more than 15% of its net assets in illiquid securities, including restricted securities not deemed to be liquid. Market, Liquidity and Transaction Risks

INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.

INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs avail-


                                                 Berger Funds o January 28, 2003
                       Berger Information Technology Fund - Institutional Shares

10
able for purchase may diminish in the future, and their contribution to Fund performance may be less significant as a Fund grows in size. Market, Liquidity and Information Risks

INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT-GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment-grade bonds. Interest Rate, Market, Call and Credit Risks

LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Fund lends securities only on a fully collateralized basis. The Fund may lend portfolio securities only up to 33 1/3% of its total assets. Credit Risk

LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract or security.

LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector, or an industry will fluctuate and that such movements might reduce an investment's value.

OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS(2) are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar but settle in cash. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. Hedging, Credit, Correlation and Leverage Risks

POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.



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                                                                              11

Berger Information Technology Fund

PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

SECTOR FOCUS(3) occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. These related industries, or sectors, are narrowly defined segments of the economy, i.e. utilities, technology, healthcare services, telecommunications, etc. There may be additional risks associated with a Fund whose investments are focused in a small number of sectors. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in a Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a Fund that does not invest in similarly related companies. The Fund will not concentrate 25% or more of their total assets in any one industry. Sector focus may increase both market and liquidity risk. Market and Liquidity Risks

SMALL AND MID-SIZED COMPANY SECURITIES are securities issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by funds investing in small or mid-sized companies varies by fund. In general, the smaller the company, the greater its risks. Market, Liquidity and Information Risks

SPECIAL SITUATIONS are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities. Market and Information Risks

TEMPORARY DEFENSIVE MEASURES Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. In response to adverse market, economic, political, or other conditions, a Fund's investment manager may believe taking temporary defensive measures is warranted. When this happens, the Fund may increase its investment in government securities and other short-term securities that are inconsistent with the Fund's principal investment strategies. In addition, certain unusual circumstances may force a Fund to temporarily depart from the investment requirement implied by its name. Opportunity Risk

TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. However, custodial risks of using the depository may be minimized through analysis and continuous monitoring by the Fund's primary custodian.


                                                 Berger Funds o January 28, 2003
                       Berger Information Technology Fund - Institutional Shares

12

WRITING (SELLING) COVERED CALL OPTIONS(2) is the selling of a contract to another party that gives them the right but not the obligation to buy a particular security from you. The Fund will write call options only if it already owns the security (if it is "covered"). The Fund may only write call options up to 25% of its total assets. Opportunity, Credit and Leverage Risks

(1) The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the adviser considers to be below investment grade.

(2) The Fund may use futures, forwards and options only for hedging. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options, although the Fund may have more at risk under these contracts than the initial margin or premium. However, the Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.

(3)  The security or technique is emphasized by the Fund.



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                                                                              13

Berger Information Technology Fund

HOW TO CONTACT US

ONLINE

You can access bergerfunds.com to obtain information about Berger Funds and to perform maintenance and transactions on your account including:

o    Purchasing, exchanging and selling shares

o    Reviewing Fund information and performance

o    Viewing electronic financial reports and prospectuses

o    Downloading applications and account servicing forms

BERGER INVESTOR SERVICE REPRESENTATIVES

Our Representatives can assist you with any questions and requests you have regarding your Berger Funds or CAT Portfolio accounts.

o    1-800-960-8427

BY MAIL

SEND NEW ACCOUNT APPLICATIONS AND WRITTEN CORRESPONDENCE TO:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958

SEND OVERNIGHT, CERTIFIED OR REGISTERED MAIL TO:

Berger Funds
330 West 9th Street, 1st Floor
Kansas City, MO 64105

SEND PURCHASES FOR EXISTING ACCOUNTS TO:

Berger Funds
P.O. Box 219529
Kansas City, MO 64121-9529


Pending approval by the Berger Funds' shareholders, the Berger Funds will be reorganized into the Janus family of funds effective on or about March 24, 2003. After the effective date of the reorganization, all subsequent requests and correspondence should be mailed to:



Janus
P.O. Box 173375
Denver, CO 80217-3375

Beginning 60 days after the merger date (approximately May 24, 2003), mail sent to any of the Berger Funds addresses will be returned to sender.



                                                 Berger Funds o January 28, 2003
                       Berger Information Technology Fund - Institutional Shares

14

TO OPEN AN ACCOUNT OR PURCHASE SHARES

MINIMUM
--------------------------------------------------------------------------------
Initial investment                             $250,000
Subsequent investments                         No minimum
--------------------------------------------------------------------------------

BY ONLINE ACCESS

o Investors who establish electronic transfer privileges may make subsequent investments online. Berger Funds will automatically debit your designated bank account for payment.

BY MAIL

o If you are opening a new account, complete and sign the appropriate application and make your check payable to Berger Funds for the amount you want to invest. Send the application and check in the envelope provided.

o To add to an existing account, use the Invest by Mail slip attached to your statement. If you do not have an Invest by Mail slip, note your fund and account number on your check and mail to the appropriate address.


o Pending approval by the Berger Funds' shareholders, the Berger Funds will be reorganized into the Janus family of funds effective on or about March 24, 2003. After the effective date of the reorganization, all subsequent purchases should be made payable to Janus. Purchases made payable to a Berger fund that has merged into a Janus fund will be invested in the acquiring fund.


BY TELEPHONE

o    INVESTOR SERVICE REPRESENTATIVE

     To add to an existing account, you may place an order for additional shares by calling an Investor Service Representative.

     You may pay for your shares by overnight delivery of a check, by wire, or if you have electronic transfer privileges, through an automatic debit to your bank account.

     Payments must be received within three business days. Orders not paid for on time will be canceled, and shares may be redeemed from your account to compensate for any decline in the value of the shares canceled.


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
                                                                              15

Berger Information Technology Fund

BY SYSTEMATIC INVESTMENT PLAN

o To automatically purchase more shares on a regular basis, fill out the Systematic Investment Plan section of the application. Berger Funds will automatically debit your designated bank account for payment. If no date is specified on your application, investments will be made on the 20th of each month.

IMPORTANT NOTES ABOUT PURCHASING SHARES:

o    The Fund is only available to U.S. citizens or residents.

o You should read and understand the Fund's current prospectus before investing.


o Your check must be made payable to BERGER FUNDS and must be made in U.S. dollars drawn on U.S. banks. After the effective date of the reorganization, all subsequent purchases should be made payable to Janus. Purchases made payable to a Berger fund that has merged into a Janus fund will be invested in the acquiring fund.


o Cash, credit cards, third party checks, credit card convenience checks, money orders, travelers checks or checks drawn on foreign banks will not be accepted.

o You may also pay for additional shares by wiring money from your bank account to your Fund account. For current wire instructions, visit bergerfunds.com or call an Investor Service Representative.

o Subject to approval by the Fund, you may purchase Fund shares with liquid securities that the Fund is eligible to purchase. These securities must have a value that can be readily determined in accordance with the Fund's valuation policies. You may pay for Fund shares with securities only if it is the investment manager's intention to retain them in the Fund's portfolio. The Fund may amend or terminate this practice at any time.

o If your check or electronic funds transfer does not clear for any reason, your purchase will be canceled.

o If your purchase is canceled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the canceled purchase.

o We may make additional attempts to debit your bank account for any failed online, telephone or systematic purchases. You are liable for any potential costs associated with these additional attempts.


                                                 Berger Funds o January 28, 2003
                       Berger Information Technology Fund - Institutional Shares

16

EXCHANGING SHARES

BY ONLINE ACCESS

o In general, investor accounts are automatically eligible to exchange shares online at bergerfunds.com.

BY MAIL

o To exchange all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s) you are selling from, the name of the Fund(s) you are purchasing into, your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.

o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.


o Pending approval of the reorganization into the Janus family of funds, all requests should be mailed directly to Janus. Please see the "How to Contact Us" section of this prospectus for further information.


BY TELEPHONE

o To exchange all or a portion of your shares into any other available Berger Fund or Cash Account Trust Portfolio (CAT Portfolio), call an Investor Service Representative.

BY SYSTEMATIC EXCHANGE PLAN

o Shares may be exchanged automatically ($50 minimum) between funds monthly, quarterly, semi-annually or annually. You can select the frequency and day of the month for the exchanges to occur. If no date is specified on your request, exchanges will be made on the 20th of each month.

o If the balance in the Fund account you are exchanging from falls below the normal Systematic Exchange Plan amount, all remaining shares will be exchanged and the program will be discontinued.

IMPORTANT NOTES ABOUT EXCHANGING SHARES:

Shares of the Fund described in this prospectus may be exchanged for shares of any other Berger Fund or for money market shares in the Cash Account Trust Portfolios (the CAT Portfolios). There are three CAT Portfolios: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio.

The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of these portfolios by the Berger Funds or Berger Financial Group LLC. Berger Financial Group LLC is compensated for administrative services it performs with respect to accounts in the CAT Portfolios.


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
                                                                              17

Berger Information Technology Fund

WHEN EXCHANGING SHARES:

o Each account must be registered identically - have the same ownership and addresses.

o Each Berger Fund or CAT Portfolio must be legally eligible for sale in your state of residence.

o Generally, you may exchange out of each of the Berger Funds up to four times per calendar year (systematic exchanges excluded). At this time, there is no limit on the number of exchanges permitted out of the CAT Portfolios.

o You are responsible for reading the current prospectus for the Fund or CAT Portfolio into which you are exchanging.

o An exchange out of a Berger Fund results in the sale of that Fund's shares and the purchase of another, normally resulting in a taxable event for you.

o Exchanges into any new Berger Fund or CAT Portfolio must meet the Fund's or Portfolio's initial and subsequent investment minimums, or be equal to the total value of the account

o The Fund will deduct a 1% exchange fee from your exchange proceeds if you exchange out shares of the Fund held less than 6 months. This fee is paid to the Fund and is intended to discourage investors from short-term trading of Fund shares and to offset the cost to the Fund of excess brokerage and other costs incurred as a result of such trading. If you have purchased shares on different days, shares held the longest will be redeemed first for purposes of determining if a fee is applicable. This fee will not apply to reinvested dividends and capital gains, certain retirement plan accounts, or in the case of redemptions resulting from the death of the shareholder. The Fund may modify, terminate or waive this fee at any time.


                                                 Berger Funds o January 28, 2003
                       Berger Information Technology Fund - Institutional Shares

18

SELLING (REDEEMING) SHARES

BY ONLINE ACCESS

o In general, investors with non-retirement accounts are automatically eligible to sell shares online at bergerfunds.com.

BY MAIL

o To sell all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s), your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.

o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

o Include any necessary Signature Guarantees. Refer to the "Signature Guarantees/Special Documentation" section of this Prospectus.


o Pending approval of the reorganization into the Janus family of funds, all requests should be mailed directly to Janus. Please see the "How to Contact Us" section of this prospectus for further information.


BY TELEPHONE

o Investors with non-retirement accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call an Investor Service Representative.

BY SYSTEMATIC WITHDRAWAL PLAN

o Shares may be redeemed automatically ($50 minimum) monthly, quarterly, semi-annually or annually.

IMPORTANT NOTES ABOUT REDEEMING SHARES:

o Generally, payment for your redeemed shares will be sent to you within seven days after receipt of your redemption request in good order. Payment may be made by check, wire, or electronic funds transfer.

o A wire transfer will be sent the next bank business day after receipt of your order, and an electronic funds transfer will be sent the second bank business day after receipt of your order.

o Please see the Signature Guarantees/Special Documentation section for signature guarantee requirements.

o Proceeds from the redemption of shares purchased by check or electronic funds transfer may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date.


Berger Funds o January 28, 2003
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
                                                                              19

Berger Information Technology Fund

o The Fund is intended as a long-term investment, and not as a short-term trading vehicle. Therefore, the Fund will deduct a 1% redemption fee from your redemption proceeds if you redeem shares of the Fund held less than 6 months. This fee is paid to the Fund and is intended to discourage investors from short-term trading of Fund shares and to offset the cost to the Fund of excess brokerage and other costs incurred as a result of such trading. If you have bought shares on different days, shares held the longest will be redeemed first for purposes of determining if a fee is applicable. This fee will not apply to reinvested dividends and capital gains, certain retirement plan accounts, or in the case of redemptions resulting from the death of the shareholder. The Fund may modify, terminate or waive this fee at any time.

o Interest will not be paid for amounts represented by uncashed distribution or redemption checks.

SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION

The Fund uses Signature Guarantees to protect you and the Fund from possible fraudulent requests for redeemed shares. Your request must be in writing and accompanied by a Signature Guarantee if:

o    Your redemption request exceeds $100,000.

o You request that your redemption be made payable to anyone other than the registered owner(s).

o You request that payment of your redemption be sent to a bank that is not already on file for redemption privileges.

o    You want to change the bank on file for redemption privileges.

o You request that payment of your redemption be mailed to an address that has been changed within 15 days of your redemption request or to an address other than the one of record.

o You declined telephone or online options on your new account application and wish to add them at a later time.

o    You wish to add or remove owners on your account.

Berger Funds reserves the right to require Signature Guarantees under certain other circumstances.

You can obtain a Signature Guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. You cannot obtain a Signature Guarantee from a notary public.

Make sure the Signature Guarantee appears together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.

Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians.


                                                 Berger Funds o January 28, 2003
                       Berger Information Technology Fund - Institutional Shares

20

INFORMATION ABOUT YOUR ACCOUNT

EXCESSIVE TRADING

The Fund does not permit excessive, short-term or other abusive trading practices due to the potential negative impact upon portfolio management strategies and overall Fund performance. The Fund reserves the right to reject any purchase or exchange order and to revoke the exchange privilege from any investor that, in the Fund's opinion, engages in trading that may be disruptive to the Fund, or who has a history of excessive trading. Accounts under common ownership or control may be considered together when evaluating the trading history.

ONLINE AND TELEPHONE CONSIDERATIONS

Generally, all new accounts are automatically granted online and telephone transaction privileges unless explicitly declined in writing, either on the account application or by written notice. Bergerfunds.com may restrict account access and transaction capabilities for certain types of accounts. Please contact a representative for more information.

You may give up some level of security by choosing to buy or sell shares by telephone or online, rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone and online instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record. You should promptly review all confirmation statements for accuracy.

The Fund and its service providers are not liable for acting upon instructions communicated by telephone or online that they believe to be genuine if these procedures are followed.

In times of extreme economic conditions, market conditions, or other events, we may experience unusually high call volumes, making it difficult to reach a Berger Funds representative. Please consider using our transaction functionality on bergerfunds.com or submit requests in writing.

YOUR SHARE PRICE

The price at which you buy, sell or exchange Fund shares is the share price or net asset value (NAV). The share price for the Institutional Shares of the Fund is determined by adding the Institutional Shares' pro rata portion of the total value of the Fund's investments, cash and other assets, deducting the Institutional Shares' pro rata portion of the Fund's liabilities and the liabilities attributable directly to the Institutional Shares, and then dividing that value by the total number of the Institutional Shares outstanding. Share price is calculated separately for each class of Fund shares.

The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share prices are not calculated on the days that the Exchange is closed.

For a purchase, redemption or exchange of Fund shares, your price is the share price next calculated after your request is received in good order by the Fund, its authorized


Berger Funds o January 28, 2003
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
                                                                              21

Berger Information Technology Fund

agent or designee. To receive a specific day's price, your request must be received before the close of the Exchange on that day.

Generally, payment for redeemed shares will be sent within seven days after receipt of the redemption request in good order. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.

When the Fund calculates its share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees or directors. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected, and you will not be able to purchase or redeem shares.

CONFIRMATION OF YOUR PURCHASES AND REDEMPTIONS

You will receive transaction confirmation statements reflecting the share price, dollar amount and number of shares associated with your transactions. Fractional shares will be calculated to three decimal places. Reinvestment of fund distributions, Systematic Investment Plan purchases and Systematic Withdrawal Plan redemptions are only confirmed on quarterly statements. You may sign up to receive your statements electronically at bergerfunds.com.

SHAREHOLDER REPORTS

To reduce expenses, the Fund may mail only one copy of notices, financial reports, prospectuses and proxy statements to investors who share an address, even if the accounts are registered under different names. To automatically receive your own copy or, if at any time you want to request separate copies for individual account holders, you may do so by calling an Investor Service Representative or writing the Fund. Your request to receive additional copies will take effect within 30 days. The Fund will continue to send only one copy of these documents unless you withdraw your consent.

SHARE CERTIFICATES

To assist in minimizing administrative costs, share certificates are no longer issued. Records of share ownership are maintained by the Fund's transfer agent in book entry form. If you are selling shares previously issued in certificate form, you need to include the unsigned certificate along with your redemption or exchange request, and send it to Berger Funds by registered mail. If you have lost your certificate, please call an Investor Service Representative.


                                                 Berger Funds o January 28, 2003
                       Berger Information Technology Fund - Institutional Shares

22

PURCHASES THROUGH BROKER-DEALERS

You may buy Fund shares through certain broker-dealers or other financial organizations, but these organizations may charge you a fee or may have different minimums for initial or subsequent investments that are not applicable if you buy shares directly from the Fund.

THIRD-PARTY ADMINISTRATORS

Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Fund's adviser or the Fund (if approved by its directors or trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

PRIVACY NOTICE

To service your account, the Fund may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information.

The Fund does not share, distribute or sell this information to any outside company or individual without permission. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, nor sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission and other federal and state regulatory agencies.

The Fund recognizes the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses 128-bit internet security encryption protocol. As an added measure, we do not include personal or account information in nonsecure emails that we send you via the internet. Berger Funds' privacy policy may be changed or modified at any time.

RIGHTS RESERVED BY THE FUNDS

Berger Funds and their agents reserve certain rights including the following:
(1) to waive or reduce investment minimums and fees; (2) to increase investment minimums following notice; (3) to refuse any purchase or exchange order; (4) to terminate or modify the exchange privilege at any time; (5) to not cancel a transaction once it has



Berger Funds o January 28, 2003
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
                                                                              23

Berger Information Technology Fund

been submitted; (6) to discontinue offering shares of a Fund; (7) to close any account if it is believed the shareholder is engaging in activities which may be detrimental to the Fund; (8) to reject any trade not in good order; (9) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur, or if ordered to do so by a governmental agency; (10) to act on instructions believed to be genuine; and
(11) to suspend temporarily shareholder services and telephone transactions, in case of an emergency.

REDEMPTIONS IN-KIND

The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. In addition, you will bear market exposure until you sell such securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.

REDEMPTIONS BY THE FUNDS OF CERTAIN ACCOUNTS

To reduce its expenses, the Fund may involuntarily redeem the shares in your account if your balance drops below $250,000 - but only if it drops below this amount because you have redeemed shares, not because the share value has declined. You will be given at least 60 days' notice before the Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account to or above the minimum.

Holders of Institutional Shares who received their shares in the Fund's reorganization in July 1999, will not be subject to this minimum account balance requirement in their existing accounts, but instead will be subject to the regular Berger Funds retail minimum account balance requirement of $2,000.

DISTRIBUTION AND TAXES

DISTRIBUTION OF INCOME AND GAINS

Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Fund generally makes two kinds of distributions:

o Capital gains from the sale of portfolio securities held by a fund. The Fund will distribute any net realized capital gains annually, normally in December.

o Net investment income from interest or dividends received on securities held by a fund. The Fund will distribute its investment income annually, normally in December.

The Fund reserves the right to reinvest into your account undeliverable or uncashed distribution checks that remain outstanding for six months, or dividends or distributions of less than $10. The dividend or distribution amount will be reinvested in shares of the applicable Fund at the share price next computed after the check is canceled.


                                                 Berger Funds o January 28, 2003
                       Berger Information Technology Fund - Institutional Shares

24

BUYING A DISTRIBUTION

Unless you have a tax-deferred account, purchasing shares in an account shortly before a distribution occurs is called "buying a dividend." Income taxes must be paid in taxable accounts on any distributions, regardless of whether the distribution was reinvested or received in cash. This tax liability is incurred whether the actual value of your account increased, decreased or remained the same after your share purchase.

Throughout the period covered by a distribution, the Fund may build up taxable gains on securities sold at a profit. Any shareholders of record on the "record" date receive the applicable distributions, even if they did not own the shares when the actual gains occurred.

In other words, "buying a dividend" results in you incurring the full tax liability for the entire distribution period, even though you may not have participated in the gains realized by the portfolio.

YOUR TAXES

You generally will owe tax on amounts distributed to you by the Fund in any non-retirement account whether you reinvest them in additional shares or receive them in cash. Distributions made by the Fund to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed to you.

Distributions of gains from the sale of assets held by a Fund for more than one year generally are taxable to you at the applicable long-term capital gain rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.

If you redeem Fund shares that have appreciated in value, you may have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain if you exchange shares that have appreciated in value.

ADDITIONAL TAX INFORMATION

You should consult your own tax adviser about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.

TAX-SHELTERED RETIREMENT PLANS

The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA or other retirement plans, please call or write to Berger Funds. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Funds at 1-800-259-2820.


Berger Funds o January 28, 2003
Berger Information Technology Fund - Institutional Shares

Berger Information Technology Fund

ORGANIZATION OF THE FUND

INVESTMENT MANAGERS


On September 3, 2002, Stilwell Financial Inc. (Stilwell), the parent company of Berger Financial Group LLC (BFG), announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC (Janus Capital). As a result of the consolidation, effective January 1, 2003, Janus Capital Corporation and Stilwell merged and the new organization - Janus Capital Group Inc. - is now responsible for the strategic direction of its investment management subsidiaries including BFG. BFG is now 86% owned by Janus Capital and it is anticipated that BFG will be dissolved. Bay Isle Financial LLC (Bay Isle), a wholly owned subsidiary of BFG, will become a subsidiary of Janus Capital.



In connection with the reorganization of BFG, the Independent Trustees of the Berger Funds have approved, subject to shareholder approval, the merger of the following Berger fund into a similar Janus fund:



Current Fund                                 Proposed Acquiring Fund
------------                                 -----------------------
Berger Information Technology Fund           Janus Global Technology Fund



It is anticipated that shareholders will be receiving materials about the proposals in January and that a shareholders meeting will be held in March 2003. Bay Isle Financial LLC, the Fund's sub-adviser, will continue to manage the Berger Information Technology Fund until the Fund's reorganization.



JANUS CAPITAL MANAGEMENT LLC (JANUS CAPITAL) (100 Fillmore Street, Denver, Colorado 80206) also serves as investment adviser to the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital began serving as investment adviser to the Janus Fund in 1970.



BERGER FINANCIAL GROUP LLC (BFG) (210 University Blvd., Denver, CO 80206) is the Fund's investment adviser. BFG serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. BFG has been in the investment advisory business since 1974. As investment adviser, BFG is responsible for managing investment operations of the Fund. For the most recent fiscal year, the Fund paid BFG and advisory fee of 0.85% of net assets. After expense reimbursements, the Institutional Shares class of the Fund paid BFG an advisory fee of 0.81%. BFG also provides administrative services to the Fund.


BAY ISLE FINANCIAL LLC (BAY ISLE) (475 14th Street, Suite 550, Oakland, California 94612), serves as investment adviser or sub-adviser to mutual funds, institutional investors and individual separate accounts. As sub-adviser, Bay Isle provides day-to-day management of the investment operations of the Berger Information Technology Fund.

Bay Isle, using a team approach, has been the investment manager for the Fund since its inception on April 8, 1997. No one person of the investment team is primarily


                                                 Berger Funds o January 28, 2003
                       Berger Information Technology Fund - Institutional Shares

26
responsible for making investment recommendations. Bay Isle is the sub-adviser to the Fund and has been managing client assets since 1987.


PORTFOLIO TURNOVER

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for the Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by the Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor. The Fund's portfolio turnover rate can be found under the heading "Financial Highlights for the Fund."

SPECIAL FUND STRUCTURE

On July 2, 1999, the Fund began offering two classes of shares. The Institutional Shares are offered through this prospectus and are designed for investors who maintain a minimum account balance of $250,000. Institutional Shares are also made available for purchase and dividend reinvestment to all holders of Institutional Shares who received their shares in the Fund's reorganization on July 2,1999. The other class of shares, Investor Shares, are offered through a separate prospectus and are available to the general public with a minimum account balance of $2,500. Each class of shares has its own expenses so that share price, performance and distributions will differ between classes. The 12b-1 plan adopted by the Fund applies only to the Investor Shares. For more information on Investor Shares, please call 1-800-333-1001.

For more information on the multi-class fund structure, see the SAI.


Berger Funds o January 28, 2003
Berger Information Technology Fund - Institutional Shares

Financial Highlights

FINANCIAL HIGHLIGHTS FOR THE FUND


These financial highlights are intended to help you understand the Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. Total return shows you how much an investment in the Fund increased or decreased during each period, assuming you reinvested all dividends and distributions. PricewaterhouseCoopers, LLP, independent accountants, audited the information for the seven months ended September 30, 1999 and for the years ended September 30, 2000, 2001 and 2002. Their report is included in the Fund's annual report, which is available without charge upon request. Information for the periods ended February 28, 1999 and 1998, was audited by other independent accountants.


BERGER INFORMATION TECHNOLOGY FUND - INSTITUTIONAL SHARES FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Period




                                                                                      Period from                     Period from
                                                                                     March 1, 1999      Year Ended  April 8, 1997(1)
                                                  Years September 30,               to September 30,   February 28,  to February 28,
                                         2002         2001(2)          2000(2)          1999(2)             1999(2)      1998(2)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $5.04        $17.67           $8.21            $6.34               $4.31        $2.86
-----------------------------------------------------------------------------------------------------------------------------------
From investment operations
 Net investment income (loss)            (0.08)(7)     (0.07)(7)       (0.00)(5)        (0.00)(5)           (0.04)       (0.01)
 Net realized and unrealized
   gains (losses) from investments and
   foreign currency transactions         (1.65)       (12.56)(7)        9.51             1.97                2.07         1.46
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations         (1.73)       (12.63)           9.51             1.97                2.03         1.45
-----------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
 Distributions (from capital gains)         --            --           (0.05)           (0.10)                 --           --
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions           --            --           (0.05)           (0.10)                 --           --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $3.31         $5.04          $17.67            $8.21               $6.34        $4.31
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(6)                         (34.32)%      (71.48)%        115.86%           31.30%              47.13%       50.84%
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
  (in thousands)                        $4,343       $15,269         $61,566          $20,094             $12,446       $2,674
 Net expense ratio to average
  net assets(3)                           1.27%         1.15%           1.03%            1.49%(4)            1.50         1.50%(4)
 Ratio of net investment loss
  to average net assets                 (1.04)%       (0.72)%         (0.76)%          (1.22)%(4)          (1.19)%      (1.01)%(4)
 Gross expense ratio to average
  net assets                              1.31%         1.15%           1.03%            1.94%(4)            2.67%       12.17%(4)
 Portfolio turnover rate(6)                 43%           80%             38%              31%                 35%          33%



(1)  Commencement of investment operations for Institutional Shares.

(2) All per share data has been adjusted to reflect a 7-for-1 share split, effective October 17,2000.


(3) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.

(4)  Annualized.

(5)  Amount represents less than $0.01 per share.

(6)  Not annualized.

(7) Per share calculations for the period were based on average shares outstanding.



                                                 Berger Funds o January 28, 2003
                       Berger Information Technology Fund - Institutional Shares

FOR MORE INFORMATION:

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance over the past year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Fund by writing or calling the Fund at:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958
(800) 259-2820
bergerfunds.com

A downloadable file of the SAI and annual and semi-annual reports may also be obtained at bergerfunds.com.

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's web site at http://www.sec.gov.

You can also review and obtain copies of more information about the Fund (including the SAI) by visiting the SEC's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Room, Washington, D.C. 20549-0102.



INVESTMENT COMPANY ACT FILE NUMBER:

Berger Investment Portfolio Trust 811-8046
(Berger Information Technology Fund --
Institutional Shares)

                                                                       TECHIPROS

                BERGER MID CAP VALUE FUND - INSTITUTIONAL SHARES


                           PROSPECTUS JANUARY 28, 2003



                               [BERGER FUNDS LOGO]


The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goal and you could lose money in the Fund.

                              IMPORTANT INFORMATION



On September 3, 2002, Stilwell Financial Inc. (Stilwell), the parent company of Berger Financial Group LLC (BFG), announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC (Janus Capital). As a result of the consolidation, effective January 1, 2003, Janus Capital Corporation and Stilwell merged and the new organization - Janus Capital Group Inc. - is now responsible for the strategic direction of its investment management subsidiaries including BFG. BFG is now 86% owned by Janus Capital and it is anticipated that BFG will be dissolved.



In connection with the reorganization of BFG, the Berger Funds' Independent Trustees approved, subject to shareholder approval, the appointment of Janus Capital as the adviser to certain Berger value funds and the reorganization of these funds into the Janus fund family. Shareholders of Berger Mid Cap Value Fund will be asked to vote on this proposal. Under the proposed reorganization, Perkins, Wolf, McDonnell & Company (PWM) will remain the sub-adviser to Berger Mid Cap Value Fund and the Fund will be merged into a newly created Janus mid cap value fund.



It is anticipated that shareholders will be receiving materials about the proposals in January and that a shareholders meeting will be held in March 2003. It is also anticipated that, subsequent to the shareholders meeting, Janus Capital will acquire a minority interest in PWM.






BERGER FUNDS is a registered servicemark of Berger Financial Group LLC; THE BERGER MOUNTAIN LOGO is a registered trademark of Berger Financial Group
LLC; BERGER MID CAP VALUE FUND is a registered servicemark of Berger Financial Group LLC; and other marks referred to herein are the trademarks, servicemarks, registered trademarks or registered servicemarks of the respective owners thereof.

TABLE OF CONTENTS


BERGER FUNDS(R) are a family of mutual funds. A mutual fund pools money from shareholders and invests in a portfolio of securities. This prospectus offers the class of shares designated as Institutional Shares of the Berger Mid Cap Value Fund. These shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries, who are willing to maintain a minimum account balance of $250,000.


BERGER MID CAP VALUE FUND(R) INSTITUTIONAL SHARES . . . . . . . . . . . .     4
THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES . . . . . . . . . . .     4
PRINCIPAL RISKS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     4
THE FUND'S PAST PERFORMANCE . . . . . . . . . . . . . . . . . . . . . . .     5
FUND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS  . . . . . . . . .     8
RISK AND INVESTMENT GLOSSARY  . . . . . . . . . . . . . . . . . . . . . .     8
HOW TO CONTACT US . . . . . . . . . . . . . . . . . . . . . . . . . . . .    13
TO OPEN AN ACCOUNT OR PURCHASE SHARES . . . . . . . . . . . . . . . . . .    14
EXCHANGING SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . . .    16
SELLING (REDEEMING) SHARES  . . . . . . . . . . . . . . . . . . . . . . .    18
SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION  . . . . . . . . . . . . . . .    19
INFORMATION ABOUT YOUR ACCOUNT  . . . . . . . . . . . . . . . . . . . . .    20
EXCESSIVE TRADING . . . . . . . . . . . . . . . . . . . . . . . . . . . .    20
ONLINE AND TELEPHONE CONSIDERATIONS . . . . . . . . . . . . . . . . . . .    20
YOUR SHARE PRICE  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    20
PRIVACY NOTICE  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    22
DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . . . . . . . . . . . .    23
TAX-SHELTERED RETIREMENT PLANS  . . . . . . . . . . . . . . . . . . . . .    25
ORGANIZATION OF THE FUND  . . . . . . . . . . . . . . . . . . . . . . . .    26
INVESTMENT MANAGER  . . . . . . . . . . . . . . . . . . . . . . . . . . .    26
SPECIAL FUND STRUCTURE  . . . . . . . . . . . . . . . . . . . . . . . . .    27
FINANCIAL HIGHLIGHTS  . . . . . . . . . . . . . . . . . . . . . . . . . .    28


                                                 Berger Funds o January 28, 2003
                                Berger Mid Cap Value Fund - Institutional Shares

4

BERGER MID CAP VALUE FUND -- INSTITUTIONAL SHARES

Ticker Symbol   BEMIX
Fund Number     1963

THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of mid-sized companies whose stock prices are believed to be undervalued.

The Fund's investment selection focuses on companies that have fallen out of favor with the market or are temporarily misunderstood by the investment community. To a lesser degree, the Fund also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery.

The Fund's investment manager generally looks for companies with:

o A low price relative to their assets, earnings, cash flow or business franchise

o    Products and services that give them a competitive advantage

o    Quality balance sheets and strong management.

The investment manager's philosophy is to weigh a security's downside risk before considering its upside potential, which may help provide an element of capital preservation. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, within the 12-month average of the capitalization range of the Russell Midcap Index. This average is updated monthly. Shareholders will be provided at least 60 days notice prior to any change to the Fund's 80% investment policy. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Fund's investment manager may actively trade the portfolio in pursuit of the Fund's goal.

PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with above-average risk and Berger intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result,the price of the Fund's investments may go down, and you could lose money on your investment.

The Fund's share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in


Berger Funds o January 28, 2003
Berger Mid Cap Value Fund - Institutional Shares

Berger Mid Cap Value Fund

management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund may invest in certain securities with unique risks, such as special situations which could present increased market and information risks. The Fund's active trading will cause the Fund to have an increased portfolio turnover rate. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE

The information below shows the Fund's performance through December 31, 2002. These returns include reinvestment of all dividends and capital gains distributions and reflect Fund expenses. As with all mutual funds, past performance does not guarantee future results.

Year-by-year returns show how the Fund's performance has varied by illustrating the difference for each full calendar year since the Fund began.

YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 311


[BAR GRAPH]

21.56%    27.34%    20.52%   -12.95%
 1999      2000      2001      2002


(1) Fund returns are from periods prior to the Fund's adoption of share classes and therefore reflect a 0.25% 12b-1 fee which has not been paid by the Institutional Shares since that class commenced investment operations on May 17, 2002.


BEST QUARTER: 12/31/01   21.28%
WORST QUARTER: 9/30/02  -17.60%


Average annual total return is a measure of the Fund's performance over time. The Fund's average annual return is compared to the Russell Midcap Value Index, the Fund's benchmark index. The Russell Midcap Value Index is an unmanaged index, with dividends reinvested, that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are


                                                Berger Funds o  January 28, 2003
                                Berger Mid Cap Value Fund - Institutional Shares

6

BERGER MID CAP VALUE FUND -- INSTITUTIONAL SHARES

also members of the Russell 1000 Value Index. While the Fund does not seek to match the returns of the index, it is a good indicator of general stock market performance. You may not invest in the index, and unlike the Fund, it does not incur fees or charges.

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2002(1)


                                                                Life of the Fund
                                                     1 Year     (August 12,1998)
--------------------------------------------------------------------------------

Return Before Taxes                                  -12.95%        15.15%
Return After Taxes on Distributions                  -13.03%        13.24%
Return After Taxes on Distributions and
  Sale of Fund Shares(2)                              -7.95%        11.72%
Russell Midcap Value (reflects no deduction
  for fees,expenses or taxes)                         -9.64%         3.55%


(1) Fund returns are from periods prior to the Fund's adoption of share classes and therefore reflect a 0.25% 12b-1 fee which has not been paid by the Institutional Shares since that class commenced investment operations on May 17, 2002.


(2) If the Fund incurs a loss, which generates a tax benefit, the return after taxes on distributions and sale of Fund shares may exceed the Fund's other return figures.



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the preceding table. The after-tax return information shown above does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or IRA.


FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES


(deducted directly from the Fund)                                              %
--------------------------------------------------------------------------------
Management fee                                                               .74
Other expenses(1)                                                            .20
TOTAL ANNUAL FUND OPERATING EXPENSES                                         .94
--------------------------------------------------------------------------------


(1) "Other expenses" are based on estimated expenses for the Institutional Shares class and include transfer agency fees, shareholder report expenses, registration fees and custodian fees.

UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.


Berger Funds o January 28, 2003
Berger Mid Cap Value Fund - Institutional Shares

Berger Mid Cap Value Fund

EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o    $10,000 initial investment

o    5% total return for each year

o    Fund operating expenses remain the same for each period

o    Redemption after  the end of each period

o    Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                                                          $
--------------------------------------------------------------------------------
One                                                                           96
Three                                                                        300
--------------------------------------------------------------------------------



                                                 Berger Funds o January 28, 2003
                                Berger Mid Cap Value Fund - Institutional Shares

8

BEFORE YOU INVEST...

in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true -- the lower the risk, the lower the potential for return.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Fund is not a complete investment program but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money by investing in the Fund.

The following glossary will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

RISK AND INVESTMENT GLOSSARY

BORROWING refers to a loan of money from a bank or other financial institution undertaken by the Fund for temporary or emergency reasons only. The Fund will not borrow more than 25% of its total assets. Leverage Risk

CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers. Market, Liquidity and Information Risks

CONVERTIBLE SECURITIES(1) are debt or equity securities that may be converted on specified terms into stock of the issuer. Market, Interest Rate, Prepayment and Credit Risks

CORRELATION RISK occurs when the Fund "hedges" -- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to each other the way the Fund manager expects them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contact may default, be downgraded or become unable to pay its obligations when due.

CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.


Berger Funds o January 28, 2003
Berger Mid Cap Value Fund - Institutional Shares

Berger Mid Cap Value Fund

DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Fund is a diversified fund.

ECONOMIC RISK is the risk associated with the fact that foreign economies are often less diverse than the U.S. economy. This lack of diversity may lead to greater volatility and could negatively affect foreign investment values. In addition, it is often difficult for domestic investors to understand all the economic factors that influence foreign markets, thus making it harder to evaluate the Fund's holdings.

FINANCIAL FUTURES(2) are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. Hedging, Correlation, Opportunity and Leverage Risks

FOREIGN SECURITIES are issued by companies located outside the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S. Market, Currency, Transaction, Liquidity, Information, Economic and Political Risks

FORWARD FOREIGN CURRENCY CONTRACTS(2) are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price. Hedging, Credit, Correlation, Opportunity and Leverage Risks

HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or Berger currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. However, a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities that, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities. The Fund will not invest more than 15% of its net assets in illiquid and restricted securities. Market, Liquidity and Transaction Risks

INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.


                                                Berger Funds o  January 28, 2003
                                Berger Mid Cap Value Fund - Institutional Shares



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10

INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS (CONTINUED)

INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as the Fund grows in size. Market, Liquidity and Information Risks

INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment grade bonds. Interest Rate, Market, Call and Credit Risks

LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Fund lends securities only on a fully collateralized basis. The Fund may lend portfolio securities only up to 33 1/3% of its total assets. Credit Risk

LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract or security.

LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector or an industry will fluctuate and that such movements might reduce an investment's value.

OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS(2) are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar but settle in cash. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. Hedging, Credit, Correlation, and Leverage Risks


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                                                                              11

Berger Mid Cap Value Fund

POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.

SECTOR FOCUS(3) occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. These related industries, or sectors, are narrowly defined segments of the economy, i. e. utilities, technology, healthcare services, telecommunications, etc. There may be additional risks associated with Fund whose investments are focused in a small number of sectors. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a Fund that does not invest in similarly related companies. The Fund will not concentrate 25% or more of its total assets in any one industry. Sector focus may increase both market and liquidity risk. Market and Liquidity Risks


SMALL AND MID-SIZED COMPANY SECURITIES(3) are securities issued by small or mid-sized companies, as measured by their market capitalization. The market capitalization range targeted by the Fund appears under the heading "The Fund's Goals and Principal Investment Strategies." In general, the smaller the company, the greater its risks. Market, Liquidity and Information Risks


SPECIAL SITUATIONS(3) are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities. Market and Information Risks Berger

TEMPORARY DEFENSIVE MEASURES Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. In response to adverse market, economic, political, or other conditions, a Fund's Mid Cap Value investment manager may believe taking temporary defensive measures is warranted. When this happens, the Fund may increase its investment in government securities and other short-term securities that are inconsistent with the Fund's principal investment strategies. In addition, certain unusual circumstances may force a Fund to temporarily depart from the investment requirement implied by its name. Opportunity Risk


                                                Berger Funds o  January 28, 2003
                                Berger Mid Cap Value Fund - Institutional Shares

12

TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. However, custodial risks of using the depository may be minimized through analysis and continuous monitoring by the Fund's primary custodian.

WRITING (SELLING) COVERED CALL OPTIONS(2) is the selling of a contract to another party that gives them the right but not the obligation to buy a particular security from you. The Fund will write call options only if it already owns the security (if it is "covered"). The Fund may only write call options up to 25% of its total assets. Opportunity, Credit and Leverage Risks

(1) The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the adviser or sub-adviser considers to be below investment grade.

(2) The Fund may use futures, forwards and options only for hedging. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options, although the Fund may have more at risk under these contracts than the initial margin or premium. However, the Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.

(3) The security or technique is emphasized by the Fund.


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


                                                                              13

Berger Mid Cap Value Fund

HOW TO CONTACT US

ONLINE

You can access bergerfunds.com to obtain information about Berger Funds and to perform maintenance and transactions on your account including:

o    Purchasing, exchanging and selling shares

o    Reviewing Fund information and performance

o    Viewing electronic financial reports and prospectuses

o    Downloading applications and account servicing forms

BERGER INVESTOR SERVICE REPRESENTATIVES

Our Representatives can assist you with any questions and requests you have regarding your CAT Portfolio accounts.

o 1-800-960-8427

BY MAIL

SEND NEW ACCOUNT APPLICATIONS AND WRITTEN CORRESPONDENCE TO:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958

SEND OVERNIGHT, CERTIFIED OR REGISTERED MAIL TO:

Berger Funds
330 West 9th Street, 1st Floor
Kansas City, MO 64105

SEND PURCHASES FOR EXISTING ACCOUNTS TO:

Berger Funds
P.O. Box 219529
Kansas City, MO 64121-9529


Pending approval by the Berger Funds' shareholders, the Berger Funds will be reorganized into the Janus family of funds effective on or about March 24, 2003. After the effective date of the reorganization, all subsequent requests and correspondence should be mailed to:



Janus
P.O. Box 173375
Denver, CO 80217-3375



Beginning 60 days after the merger date (approximately May 24, 2003), mail sent to any of the Berger Funds addresses will be returned to sender.



                                                Berger Funds o  January 28, 2003
                                Berger Mid Cap Value Fund - Institutional Shares

14

TO OPEN AN ACCOUNT OR PURCHASE SHARES

MINIMUM

--------------------------------------------------------------------------------
Initial investment                                                      $250,000
Subsequent investments                                                No minimum
--------------------------------------------------------------------------------

BY ONLINE ACCESS

o Investors who establish electronic transfer privileges may make subsequent investments online. Berger Funds will automatically debit your designated bank account for payment.

BY MAIL

o If you are opening a new account, complete and sign the appropriate application and make your check payable to Berger Funds for the amount you want to invest. Send the application and check in the envelope provided.

o To add to an existing account, use the Invest by Mail slip attached to your statement. If you do not have an Invest by Mail slip, note your fund and account number on your check and mail to the appropriate address.


o Pending approval by the Berger Funds' shareholders, the Berger Funds will be reorganized into the Janus family of funds effective on or about March 24, 2003. After the effective date of the reorganization, all subsequent purchases should be made payable to Janus. Purchases made payable to a Berger fund that has merged into a Janus fund will be invested in the acquiring fund.


BY TELEPHONE

o    INVESTOR SERVICE REPRESENTATIVE

     To add to an existing account, you may place an order for additional shares by calling an Investor Service Representative.

     You may pay for your shares by overnight delivery of a check, by wire, or if you have electronic transfer privileges, through an automatic debit to your bank account.

     Payments must be received within three business days. Orders not paid for on time will be canceled, and shares may be redeemed from your account to compensate for any decline in the value of the shares canceled.


Berger Funds o January 28, 2003
Berger Mid Cap Value Fund - Institutional Shares

Berger Mid Cap Value Fund

BY SYSTEMATIC INVESTMENT PLAN

o To automatically purchase more shares on a regular basis, fill out the Systematic Investment Plan section of the application. Berger Funds will automatically debit your designated bank account for payment. If no date is specified on your application, investments will be made on the 20th of each month.

IMPORTANT NOTES ABOUT PURCHASING SHARES:

o    The Fund is only available to U.S. citizens or residents.

o You should read and understand the Fund's current prospectus before investing.


o Your check must be made payable to BERGER FUNDS and must be made in U.S. dollars drawn on U.S. banks. After the effective date of the reorganization, all subsequent purchases should be made payable to Janus. Purchases made payable to a Berger fund that has merged into a Janus fund will be invested in the acquiring fund.


o Cash, credit cards, third party checks, credit card convenience checks, money orders, travelers checks or checks drawn on foreign banks will not be accepted.

o You may also pay for additional shares by wiring money from your bank account to your Fund account. For current wire instructions, visit bergerfunds. com or call an Investor Service Representative.

o Subject to approval by the Fund, you may purchase Fund shares with liquid securities that the Fund is eligible to purchase. These securities must have a value that can be readily determined in accordance with the Fund's valuation policies. You may pay for Fund shares with securities only if it is the investment manager's intention to retain them in the Fund's portfolio. The Fund may amend or terminate this practice at any time.

o If your check or electronic funds transfer does not clear for any reason, your purchase will be canceled.

o If your purchase is canceled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the canceled purchase.

o We may make additional attempts to debit your bank account for any failed online, telephone or systematic purchases. You are liable for any potential costs associated with these additional attempts.


                                                 Berger Funds o January 28, 2003
                                Berger Mid Cap Value Fund - Institutional Shares

16

EXCHANGING SHARES

BY ONLINE ACCESS

o In general, investor accounts are automatically eligible to exchange shares online at bergerfunds.com.

BY MAIL

o To exchange all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s) you are selling from, the name of the Fund(s) you are purchasing into, your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.

o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.


o Pending approval of the reorganization into the Janus family of funds, all requests should be mailed directly to Janus. Please see the "How to Contact Us" section of this prospectus for further information.


BY TELEPHONE

o To exchange all or a portion of your shares into any other available Berger Fund or Cash Account Trust Portfolio (CAT Portfolio), call an Investor Service Representative.

BY SYSTEMATIC EXCHANGE PLAN

o Shares may be exchanged automatically ($50 minimum) between funds monthly, quarterly, semi-annually or annually. You can select the frequency and day of the month for the exchanges to occur. If no date is specified on your request, exchanges will be made on the 20th of each month.

o If the balance in the Fund account you are exchanging from falls below the normal Systematic Exchange Plan amount, all remaining shares will be exchanged and the program will be discontinued.

IMPORTANT NOTES ABOUT EXCHANGING SHARES:

Shares of the Fund described in this prospectus may be exchanged for shares of any other Berger Fund or for money market shares in the Cash Account Trust Portfolios (the CAT Portfolios). There are three CAT Portfolios: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio.

The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of these portfolios by the Berger Funds or Berger Financial Group LLC. Berger Financial Group LLC is compensated for administrative services it performs with respect to accounts in the CAT Portfolios.


Berger Funds o January 28, 2003
Berger Mid Cap Value Fund - Institutional Shares

Berger Mid Cap Value Fund

WHEN EXCHANGING SHARES:

o Each account must be registered identically -- have the same ownership and addresses.

o Each Berger Fund or CAT Portfolio must be legally eligible for sale in your state of residence.

o Generally, you may exchange out of each of the Berger Funds up to four times per calendar year (systematic exchanges excluded). At this time, there is no limit on the number of exchanges permitted out of the CAT Portfolios.

o You are responsible for reading the current prospectus for the Fund or CAT Portfolio into which you are exchanging.

o An exchange out of a Berger Fund results in the sale of that Fund's shares and the purchase of another, normally resulting in a taxable event for you.

o Exchanges into any new Berger Fund or CAT Portfolio must meet the Fund's or Portfolio's initial and subsequent investment minimums, or be equal to the total value of the account.


                                                 Berger Funds o January 28, 2003
                                Berger Mid Cap Value Fund - Institutional Shares

18

SELLING (REDEEMING) SHARES

BY ONLINE ACCESS

o In general, investors with non-retirement accounts are automatically eligible to sell shares online at bergerfunds.com.

BY MAIL

o To sell all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s), your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.

o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

o Include any necessary Signature Guarantees. Refer to the "Signature Guarantees/Special Documentation" section of this Prospectus.


o Pending approval of the reorganization into the Janus family of funds, all requests should be mailed directly to Janus. Please see the "How to Contact Us" section of this prospectus for further information.


BY TELEPHONE

o Investors with non-retirement accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call an Investor Service Representative.

BY SYSTEMATIC WITHDRAWAL PLAN

o Shares may be redeemed automatically ($50 minimum) monthly, quarterly, semi-annually or annually.

IMPORTANT NOTES ABOUT REDEEMING SHARES:

o Generally, payment for your redeemed shares will be sent to you within seven days after receipt of your redemption request in good order. Payment may be made by Mid Cap Value check, wire, or electronic funds transfer.

o A wire transfer will be sent the next bank business day after receipt of your order, and an electronic funds transfer will be sent the second bank business day after receipt of your order.

o Please see the Signature Guarantees/Special Documentation section for signature guarantee requirements.

o Proceeds from the redemption of shares purchased by check or electronic funds transfer may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date.


Berger Funds o January 28, 2003
Berger Mid Cap Value Fund - Institutional Shares

Berger Mid Cap Value Fund

o Interest will not be paid for amounts represented by uncashed distribution or redemption checks.

SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION

The Fund uses Signature Guarantees to protect you and the Fund from possible fraudulent requests for redeemed shares. Your request must be in writing and accompanied by a Signature Guarantee if:

o    Your redemption request exceeds $100,000.

o You request that your redemption be made payable to anyone other than the registered owner(s).

o You request that payment of your redemption be sent to a bank that is not already on file for redemption privileges.

o    You want to change the bank on file for redemption privileges.

o You request that payment of your redemption be mailed to an address that has been changed within 15 days of your redemption request or to an address other than the one of record.

o You declined telephone or online options on your new account application and wish to add them at a later time.

o    You wish to add or remove owners on your account.

Berger Funds reserves the right to require Signature Guarantees under certain other circumstances.

You can obtain a Signature Guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. You cannot obtain a Signature Guarantee from a notary public.

Make sure the Signature Guarantee appears together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.

Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians.


                                                 Berger Funds o January 28, 2003
                                Berger Mid Cap Value Fund - Institutional Shares

20

INFORMATION ABOUT YOUR ACCOUNT

EXCESSIVE TRADING

The Fund does not permit excessive, short-term or other abusive trading practices due to the potential negative impact upon portfolio management strategies and overall Fund performance. The Fund reserves the right to reject any purchase or exchange order and to revoke the exchange privilege from any investor that, in the Fund's opinion, engages in trading that may be disruptive to the Fund, or who has a history of excessive trading. Accounts under common ownership or control may be considered together when evaluating the trading history.

ONLINE AND TELEPHONE CONSIDERATIONS

Generally, all new accounts are automatically granted online and telephone transaction privileges unless explicitly declined in writing, either on the account application or by written notice. Bergerfunds.com may restrict account access and transaction capabilities for certain types of accounts. Please contact a representative for more information.

You may give up some level of security by choosing to buy or sell shares by telephone or online, rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone and online instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record. You should promptly review all confirmation statements for accuracy.

The Fund and its service providers are not liable for acting upon instructions communicated by telephone or online that they believe to be genuine if these procedures are followed.

In times of extreme economic conditions, market conditions, or other events, we may experience unusually high call volumes, making it difficult to reach a Berger Funds representative. Please consider using our transaction functionality on bergerfunds.com or submit requests in writing.

YOUR SHARE PRICE

The price at which you buy, sell or exchange Fund shares is the share price or net asset Berger value (NAV). The share price for the Institutional Shares of the Fund is determined by adding the Institutional Shares' pro rata portion of the total value of the Fund's investments, cash and other assets, deducting the Institutional Shares' pro rata portion of the Fund's liabilities and the liabilities attributable directly to the Institutional Shares, and then dividing that value by the total number of the Institutional Shares outstanding. Share price is calculated separately for each class of Fund shares.

The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share prices are not calculated on the days that the Exchange is closed.



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Berger Mid Cap Value Fund - Institutional Shares

Berger Mid Cap Value Fund

For a purchase, redemption or exchange of Fund shares, your price is the share price next calculated after your request is received in good order by the Fund, its authorized agent or designee. To receive a specific day's price, your request must be received before the close of the Exchange on that day.

Generally, payment for redeemed shares will be sent within seven days after receipt of the redemption request in good order. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.

When the Fund calculates its share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees or directors. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U. S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected, and you may not be able to purchase or redeem shares. Berger Funds o

CONFIRMATION OF YOUR PURCHASES AND REDEMPTIONS
You will receive transaction confirmation statements reflecting the share price, dollar amount and number of shares associated with your transactions. Fractional shares will be calculated to three decimal places. Reinvestment of fund distributions, Systematic Investment Plan purchases and Systematic Withdrawal Plan redemptions are only confirmed on quarterly statements. You may sign up to receive your statements electronically at bergerfunds.com.

SHAREHOLDER REPORTS
To reduce expenses, the Fund may mail only one copy of notices, financial reports, prospectuses and proxy statements to investors who share an address, even if the accounts are registered under different names. To automatically receive your own copy or, if at any time you want to request separate copies for individual account holders, you may do so by calling an Investor Service Representative or writing the Fund. Your request to receive additional copies will take effect within 30 days. The Fund will continue to send only one copy of these documents unless you withdraw your consent.


                                                 Berger Funds o January 28, 2003
                                Berger Mid Cap Value Fund - Institutional Shares

22

SHARE CERTIFICATES
To assist in minimizing administrative costs, share certificates are no longer issued. Records of share ownership are maintained by the Fund's transfer agent in book entry form. If you are selling shares previously issued in certificate form, you need to include the unsigned certificate along with your redemption or exchange request, and send it to Berger Funds by registered mail. If you have lost your certificate, please call an Investor Service Representative.

PURCHASES THROUGH BROKER-DEALERS
You may buy Fund shares through certain broker-dealers or other financial organizations, but these organizations may charge you a fee or may have different minimums for initial or subsequent investments that are not applicable if you buy shares directly from the Fund.

THIRD-PARTY ADMINISTRATORS
Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Fund's adviser or the Fund (if approved by its directors or trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

PRIVACY NOTICE

To service your account, the Fund may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information.

The Fund does not share, distribute or sell this information to any outside company or individual without permission. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' Berger products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, nor sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission and other federal and state regulatory agencies.

The Fund recognizes the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses 128-bit internet security encryption protocol. As an added


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

                                                                              23

Berger Mid Cap Value Fund

measure, we do not include personal or account information in nonsecure emails that we send you via the internet. Berger Funds' privacy policy may be changed or modified at any time.

RIGHTS RESERVED BY THE FUND

Berger Funds and their agents reserve certain rights including the following:
(1) to waive or reduce investment minimums and fees; (2) to increase investment minimums following notice; (3) to refuse any purchase or exchange order; (4) to terminate or modify the exchange privilege at any time; (5) to not cancel a transaction once it has been submitted; (6) to discontinue offering shares of a Fund; (7) to close any account if it is believed the shareholder is engaging in activities which may be detrimental to the Fund; (8) to reject any trade not in good order; (9) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur, or if ordered to do so by a governmental agency; (10) to act on instructions believed to be genuine; and (11) to suspend temporarily shareholder services and telephone transactions, in case of an emergency.

REDEMPTIONS IN-KIND

The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. In addition, you will bear market exposure until you sell such securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.

REDEMPTIONS BY THE FUND OF CERTAIN ACCOUNTS

To reduce its expenses, the Fund may involuntarily redeem the shares in your account if your balance drops below $250,000 -- but only if it drops below this amount because you have redeemed shares, not because the share value has declined. You will be given at least 60 days' notice before the Fund undertakes any involuntary redemption. Berger During that time, you may buy more shares to bring your account to or above the minimum.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS OF INCOME AND GAINS
Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Fund generally makes two kinds of distributions:

o Capital gains from the sale of portfolio securities held by a fund. The Fund will distribute any net realized capital gains annually, normally in December.

o Net investment income from interest or dividends received on securities held by a fund. The Fund will distribute its investment income annually, normally in December.


                                                 Berger Funds o January 28, 2003
                                Berger Mid Cap Value Fund - Institutional Shares

24

The Fund reserves the right to reinvest into your account undeliverable or uncashed distribution checks that remain outstanding for six months, or dividends or distributions of less than $10. The dividend or distribution amount will be reinvested in shares of the applicable Fund at the share price next computed after the check is canceled.

BUYING A DISTRIBUTION
Unless you have a tax-deferred account, purchasing shares in an account shortly before a distribution occurs is called "buying a dividend." Income taxes must be paid in taxable accounts on any distributions, regardless of whether the distribution was reinvested or received in cash. This tax liability is incurred whether the actual value of your account increased, decreased or remained the same after your share purchase.

Throughout the period covered by a distribution, the Fund may build up taxable gains on securities sold at a profit. Any shareholders of record on the "record" date receive the applicable distributions, even if they did not own the shares when the actual gains occurred. In other words, "buying a dividend" results in you incurring the full tax liability for the entire distribution period, even though you may not have participated in the gains realized by the portfolio.

YOUR TAXES
You generally will owe tax on amounts distributed to you by the Fund in any non-retirement account whether you reinvest them in additional shares or receive them in cash.

Distributions made by the Fund to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed to you.

Distributions of gains from the sale of assets held by the Fund for more than one year generally are taxable to you at the applicable long-term capital gain rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.

If you redeem Fund shares that have appreciated in value, you may have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain if you exchange shares that have appreciated in value.

ADDITIONAL TAX INFORMATION
You should consult your own tax adviser about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.


Berger Funds o January 28, 2003
Berger Mid Cap Value Fund - Institutional Shares

Berger Mid Cap Value Fund

TAX-SHELTERED RETIREMENT PLANS

The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA or other retirement plans, please call or write to Berger Funds. Trustees for existing 401(k) or other plans interested in using Fund Berger Mid Cap Value Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-259-2820.


                                                 Berger Funds o January 28, 2003
                                Berger Mid Cap Value Fund - Institutional Shares

26

ORGANIZATION OF THE FUND

INVESTMENT MANAGER


On September 3, 2002, Stilwell Financial Inc. (Stilwell), the parent company of Berger Financial Group LLC (BFG), announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC (Janus Capital). As a result of the consolidation, effective January 1, 2003, Janus Capital Corporation and Stilwell merged and the new organization - Janus Capital Group Inc. - is now responsible for the strategic direction of its investment management subsidiaries including BFG. BFG is now 86% owned by Janus Capital and it is anticipated that BFG will be dissolved.



In connection with the reorganization of BFG, the Berger Funds' Independent Trustees approved, subject to shareholder approval, the appointment of Janus Capital as the adviser to certain Berger value funds and the reorganization of these funds into the Janus fund family. Shareholders of Berger Mid Cap Value Fund will be asked to vote on this proposal. Under the proposed reorganization, Perkins, Wolf, McDonnell & Company (PWM) will remain the sub-adviser to Berger Mid Cap Value Fund and the Fund will be merged into a newly created Janus mid cap value fund.



It is anticipated that shareholders will be receiving materials about the proposals in January and that a shareholders meeting will be held in March 2003. It is also anticipated that, subsequent to the shareholders meeting, Janus Capital will acquire a minority interest in PWM.



JANUS CAPITAL MANAGEMENT LLC (JANUS CAPITAL) (100 Fillmore Street, Denver, Colorado 80206) also serves as investment adviser to the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital began serving as investment adviser to the Janus Fund in 1970.



BERGER FINANCIAL GROUP LLC (BFG) (210 University Blvd., Denver, CO 80206) is the Fund's investment adviser. BFG serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. BFG has been in the investment Mid Cap Value advisory business since 1974 managing growth and balanced funds. The investment advisory fee charged to the Fund is: 0.75% of the first $500 million of average daily Berger net assets; 0.70% of the next $500 million and 0.65% in excess of $1 billion. For the most recent fiscal year, the Fund paid BFG an advisory fee of 0.74% of net assets. BFG is responsible for managing the investment operations of the Fund and also provides administrative services to the Fund.


PERKINS, WOLF, MCDONNELL & COMPANY (PWM) (310 S. Michigan Avenue, Suite 2600, Chicago, IL 60604) has been in the investment management business since 1984 and provides day-to-day management of the investment operations as subadviser of the Berger Mid Cap Value Fund.


Berger Funds o January 28, 2003
Berger Mid Cap Value Fund - Institutional Shares

Berger Mid Cap Value Fund

THOMAS M. PERKINS has been the lead investment manager for the Berger Mid Cap Value Fund since its inception in August 1998. Thomas Perkins has been an investment manager since 1974 and joined PWM as a portfolio manager in 1998. Additionally, Thomas Perkins has been an investment manager for the Berger Small Cap Value Fund since January 1999. Previously, he was a portfolio manager of valuation sensitive growth portfolios for Alliance Capital from 1984 to June 1998. As lead manager, Thomas Perkins is responsible for the daily decisions of the Fund's security selection.

ROBERT H. PERKINS has been an investment manager for the Berger Mid Cap Value Fund since its inception in August 1998. Robert Perkins has been an investment manager since 1970 and serves as President and a director of PWM. Additionally, Robert Perkins has served as lead investment manager of the Berger Small Cap Value Fund since its inception in 1985.

JEFFREY KAUTZ, CFA, has been an investment manager for the Berger Mid Cap Value Fund since January 2002. Jeff Kautz has served as a research analyst for the value products of PWM since October 1997. Previously, Jeff Kautz worked as a market maker for the G.V.R. Company from 1995 to October 1997.

PORTFOLIO TURNOVER

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for the Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by the Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

SPECIAL FUND STRUCTURE

The Fund offers two classes of shares. The Institutional Shares are offered through this prospectus and are designed for investors who maintain a minimum account balance January 28, 2003 of $250,000. The other class of shares, Investor Shares, are offered through a separate prospectus and are available to the general public with a minimum account balance of $2,500. Each class of shares has its own expenses so that share price, performance and distributions will differ between classes. The 12b-1 plan adopted by the Fund applies only to the Investor Shares. For more information on Investor Shares, please call 1-800-333-1001.

For more information on the multi-class fund structure, see the SAI.


                                                 Berger Funds o January 28, 2003
                                Berger Mid Cap Value Fund - Institutional Shares

28


FINANCIAL HIGHLIGHTS FOR THE FUND



The financial highlights will help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. Total return shows how much your investment in the Fund increased or decreased during each period, assuming you reinvested all dividends and distributions. PricewaterhouseCoopers LLP, independent accountants, audited this information.


Their report is included in the Fund's annual report, which is available without charge upon request.


BERGER MID CAP VALUE FUND - INSTITUTIONAL SHARES
For a Share Outstanding Throughout the Period



                                                                     Period from
                                                                 May 17, 2002(1)
                                                           to September 30, 2002
--------------------------------------------------------------------------------

Net asset value, beginning of period                               $   17.88
--------------------------------------------------------------------------------
From investment operations
  Net investment income                                                 0.02
  Net realized and unrealized losses from investments
    and foreign currency transactions                                  (4.18)
--------------------------------------------------------------------------------
Total from investment operations                                       (4.16)
--------------------------------------------------------------------------------
Net asset value, end of period                                     $   13.72
--------------------------------------------------------------------------------
Total Return(2)                                                       (23.27)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                         $ 111,101
  Expense ratio to average net assets                                   0.78%(3)
  Ratio of net investment income to average net assets                  0.83%(3)
  Portfolio turnover rate(2)                                              65%



(1)  Commencement of investment operations for Institutional Shares.



(2)  Not annualized.



(3)  Annualized.




Berger Funds o January 28, 2003
Berger Mid Cap Value Fund - Institutional Shares

FINANCIAL HIGHLIGHTS



The following supplemental financial highlights are for the Berger Mid Cap Value Fund for the periods before May 17, 2002, when the Fund first adopted share classes and began offering Institutional Shares. Therefore, the data on the table reflect a 0. 25% 12b-1 fee not paid by the Institutional Shares. Except as otherwise noted, PricewaterhouseCoopers LLP, independent accountants, audited this information. The information from October 1, 2001 through May 16, 2002 is unaudited.



BERGER MID CAP VALUE FUND
For a Share Outstanding Throughout the Period



                                             Period from
                                      October 1, 2001 to                                                           Period from
                                            May 16, 2002               Years Ended September 30,           August 12, 19981 to
                                             (Unaudited)         2001             2000            1999      September 30, 1998
------------------------------------------------------------------------------------------------------------------------------

Net asset value,
  beginning of period                       $      14.30     $      14.43    $      12.17    $       9.33        $      10.00
------------------------------------------------------------------------------------------------------------------------------
From investment operations
  Net investment income                             0.01             0.06            0.08            0.07                0.03
  Net realized and unrealized gains
    (losses) from investments and
    foreign currency transactions                   3.95             1.27            3.46            2.83               (0.70)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    3.96             1.33            3.54            2.90               (0.67)
------------------------------------------------------------------------------------------------------------------------------
Less dividends and distributions
  Dividends (from net investment
  income)                                          (0.03)           (0.10)          (0.04)          (0.06)                 --
  Distributions (from capital gains)               (0.35)           (1.36)          (1.24)             --                  --
------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                  (0.38)           (1.46)          (0.06)                                 --
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $      17.88     $      14.30    $      14.43    $      12.17        $       9.33
------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                      9.70%          31.11%          31.12%              (6.70)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (in thousands)                          $    868,531     $    148,505    $     33,013    $     22,918        $     19,710
  Expense ratio to average
    net assets                                      1.14%            1.22%           1.59%           1.62%               1.68%(2)
  Ratio of net investment income
    to average net assets                           0.40%            0.78%           0.72%           0.54%               2.30%(2)
  Portfolio turnover rate(3)                          35%             116%            129%            154%                 25%



(1)  Commencement of investment operations.



(2)  Annualized.



(3)  Not annualized.



                                                 Berger Funds o January 28, 2003
                                Berger Mid Cap Value Fund - Institutional Shares


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FOR MORE INFORMATION:

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report contains a discussion of market conditions and investment strategies that affected its performance over the past year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Fund by writing or calling the Fund at:

Berger Funds
P.O. Box 219958
Kansas City,  MO 64121-9958
1-800-259-2820
bergerfunds.com

A downloadable file of the SAI and annual and semi-annual reports may also be obtained at bergerfunds.com.

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's web site at http://www.sec.gov.

You can also review or obtain copies of more information about the Fund (including the SAI) by visiting the SEC's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec. gov, or by writing the SEC's Public Reference Room, Washington, DC 20549-0102.

INVESTMENT COMPANY ACT FILE NUMBER:

Berger Investment Portfolio Trust  811-8046
(Berger Mid Cap Value Fund - Institutional Shares)
                                                                        MCVIPROS

             BERGER SMALL CAP VALUE FUND II -- INSTITUTIONAL SHARES


                           PROSPECTUS January 28, 2003


                              [BERGER FUNDS LOGO]


The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or deter- mined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goal and you could lose money in the Fund.

                              IMPORTANT INFORMATION



On September 3, 2002, Stilwell Financial Inc. (Stilwell), the parent company of Berger Financial Group LLC (BFG), announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC (Janus Capital). As a result of the consolidation, effective January 1, 2003, Janus Capital Corporation and Stilwell merged and the new organization - Janus Capital Group Inc. - is now responsible for the strategic direction of its investment management subsidiaries including BFG. BFG is now 86% owned by Janus Capital and it is anticipated that BFG will be dissolved. Bay Isle Financial LLC (Bay Isle), a wholly owned subsidiary of BFG, will become a subsidiary of Janus Capital.



In connection with the reorganization of BFG, the Berger Funds' Independent Trustees approved, subject to shareholder approval, the appointment of Janus Capital as the adviser to certain Berger value funds and the reorganization of these funds into the Janus fund family. Shareholders of Berger Small Cap Value Fund II will be asked to vote on this proposal. Under the proposed reorganization, Bay Isle will remain the sub-adviser to Berger Small Cap Value Fund II and the Fund will be merged into a newly created Janus small cap value fund.



It is anticipated that shareholders will be receiving materials about the proposals in January and that a shareholders meeting will be held in March 2003.











BERGER FUNDS is a registered servicemark of Berger Financial Group LLC; THE BERGER MOUNTAIN LOGO is a registered trademark of Berger Financial Group LLC; BERGER SMALL CAP VALUE FUND II is a servicemark of Berger Financial Group LLC; and other marks referred to herein are the trademarks, servicemarks, registered trademarks or registered servicemarks of the respective owners thereof.

TABLE OF CONTENTS

BERGER FUNDS(R) are a family of mutual funds. A mutual fund pools money from shareholders and invests in a portfolio of securities. This prospectus offers the class of shares designated as Institutional Shares of the Berger Small Cap Value Fund II. These shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals and financial intermediaries who are willing to maintain a minimum account balance of $250,000. The Fund is not a clone of the Berger Small Cap Value Fund, thus the performance may differ.

BERGER SMALL CAP VALUE FUND II(SM) -- INSTITUTIONAL SHARES .................  4
THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES ........................  4
PRINCIPAL RISKS ............................................................  4
THE FUND'S PAST PERFORMANCE ................................................  5
FUND EXPENSES ..............................................................  5
INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS .....................  7
RISK AND INVESTMENT GLOSSARY ...............................................  7
HOW TO CONTACT US .......................................................... 12
TO OPEN AN ACCOUNT OR PURCHASE SHARES ...................................... 13
EXCHANGING SHARES .......................................................... 15
SELLING (REDEEMING) SHARES ................................................. 17
SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION ................................. 18
INFORMATION ABOUT YOUR ACCOUNT ............................................. 19
EXCESSIVE TRADING .......................................................... 19
ONLINE AND TELEPHONE CONSIDERATIONS ........................................ 19
FUND SHARE PRICE ........................................................... 19
PRIVACY NOTICE ............................................................. 21
DISTRIBUTIONS AND TAXES .................................................... 22
TAX-SHELTERED RETIREMENT PLANS ............................................. 24
ORGANIZATION OF THE FUND ................................................... 25
INVESTMENT MANAGERS ........................................................ 25
SPECIAL FUND STRUCTURE ..................................................... 26

FINANCIAL HIGHLIGHTS FOR THE FUND .......................................... 27




                                                 Berger Funds o January 28, 2003
                          Berger Small Cap Value Fund II -- Institutional Shares

4

BERGER SMALL CAP VALUE FUND II -- INSTITUTIONAL SHARES


Ticker Symbol       BVSIX
Fund Number           919


THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued.

The Fund's investment manager uses fundamental analysis and proprietary valuation models to select stocks for the Fund.

The Fund's investment manager generally looks for companies:

o   That have strong fundamentals and competent management

o Whose stock is trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow or franchise value

o Where there is a specific catalyst or event that has the potential to drive appreciation of their stock toward intrinsic value.


The investment manager's philosophy is to weigh a security's downside risk before considering its upside potential, which may help provide an element of capital preservation. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index. This average is updated monthly. Shareholders will be provided at least 60 days notice prior to any change to the Fund's 80% investment policy. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. To a certain degree, the Fund invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery.


PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Small company securities may underperform



Berger Funds o January 28, 2003
Berger Small Cap Value Fund II -- Institutional Shares

                                                                               5
Berger Small Cap Value Fund II

as compared to the securities of larger companies. They may also pose greater market, liquidity and information risk because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund may invest in certain securities with unique risks, such as special situations, which could present increased market and information risks.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE

The Fund has no performance history since it did not commence operations until March 28,2002.

FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.


ANNUAL FUND OPERATING EXPENSES
(deducted directly from the Fund)                                        %
--------------------------------------------------------------------------------
Management fee                                                          .85
Other expenses                                                         1.64
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                   2.49
--------------------------------------------------------------------------------



UNDERSTANDING EXPENSES


Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.



                                                Berger Funds o January 28, 2003
                          Berger Small Cap Value Fund II -- Institutional Shares

6

BERGER SMALL CAP VALUE FUND II -- INSTITUTIONAL SHARES

EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o   $10,000 initial investment

o   5% total return for each year


o   Fund operating expenses remain the same for each period


o   Redemption after the end of each period

o   Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                         $
-------------------------------------------------
One                                           252
Three                                         776
Five                                        1,326
Ten                                         2,826
-------------------------------------------------




Berger Funds o January 28, 2003
Berger Small Cap Value Fund II -- Institutional Shares

Berger Small Cap Value Fund II

INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS

BEFORE YOU INVEST...

in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true -- the lower the risk, the lower the potential for return.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Fund is not a complete investment program but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money by investing in the Fund.

The following glossary will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

RISK AND INVESTMENT GLOSSARY

BORROWING refers to a loan of money from a bank or other financial institution undertaken by the Fund for temporary or emergency reasons only. The Fund will not borrow more than 25% of its total assets. Leverage Risk

CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers.

Market, Liquidity and Information Risks

CONVERTIBLE SECURITIES(1) are debt or equity securities that may be converted on specified terms into stock of the issuer.

Market, Interest Rate, Prepayment and Credit Risks

CORRELATION RISK occurs when the Fund "hedges" -- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to each other the way the Fund manager expects them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contact may default, be downgraded or become unable to pay its obligations when due.

CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.



                                                 Berger Funds o January 28, 2003
                          Berger Small Cap Value Fund II -- Institutional Shares

8

DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Fund is a diversified fund.

FINANCIAL FUTURES(2) are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. Hedging, Correlation, Opportunity and Leverage Risks

ECONOMIC RISK is the risk associated with the fact that foreign economies are often less diverse than the U.S. economy. This lack of diversity may lead to greater volatility and could negatively affect foreign investment values. In addition, it is often difficult for domestic investors to understand all the economic factors that influence foreign markets, thus making it harder to evaluate the Fund's holdings.

FOREIGN SECURITIES are issued by companies located outside the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S. Market, Currency, Transaction, Liquidity, Information, Economic and Political Risks

FORWARD FOREIGN CURRENCY CONTRACTS(2) are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price. Hedging, Credit, Correlation, Opportunity and Leverage Risks

HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. However, a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities that, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities. The Fund will not invest more than 15% of its net assets in illiquid and restricted securities. Market, Liquidity and Transaction Risks

INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.



Berger Funds o January 28, 2003
Berger Small Cap Value Fund II -- Institutional Shares

Berger Small Cap Value Fund II

INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as the Fund grows in size. Market, Liquidity and Information Risks

INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment grade bonds. Interest Rate, Market, Call and Credit Risks

LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Fund lends securities only on a fully collateralized basis. The Fund may lend portfolio securities only up to 33 1/3% of its total assets. Credit Risk

LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract or security.

LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector or an industry will fluctuate and that such movements might reduce an investment's value.

OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS(2) are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar but settle in cash. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. Hedging, Credit, Correlation, and Leverage Risks



                                                 Berger Funds o January 28, 2003
                          Berger Small Cap Value Fund II -- Institutional Shares

10

POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.


SECTOR FOCUS(3) occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. These related industries, or sectors, are narrowly defined segments of the economy, i.e. utilities, technology, healthcare services, telecommunications, etc. There may be additional risks associated with a Fund whose investments are focused in a small number of sectors. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a Fund that does not invest in similarly related companies. The Fund will not concentrate 25% or more of its total assets in any one industry. Sector focus may increase both market and liquidity risk. Market and Liquidity Risks


SMALL COMPANY SECURITIES(3) are securities issued by small companies, as measured by their market capitalization. The market capitalization range targeted by the Fund appears under the heading "The Fund's Goals and Principal Investment Strategies." In general, the smaller the company, the greater its risks. Market, Liquidity and Information Risks

SPECIAL SITUATIONS(3) are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities. Market and Information Risks

TEMPORARY DEFENSIVE MEASURES Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. In response to adverse market, economic, political, or other conditions, a Fund's investment manager may believe taking temporary defensive measures is warranted. When this happens, the Fund may increase its investment in government securities and other short-term securities that are inconsistent with the Fund's principal investment strategies. In addition, certain unusual circumstances may force a Fund to temporarily depart from the investment requirement implied by its name. Opportunity Risk



Berger Funds o January 28, 2003
Berger Small Cap Value Fund II -- Institutional Shares

Berger Small Cap Value Fund II

TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. However, custodial risks of using the depository may be minimized through analysis and continuous monitoring by the Fund's primary custodian.

WRITING (SELLING) COVERED CALL OPTIONS(2) is the selling of a contract to another party that gives them the right but not the obligation to buy a particular security from you. The Fund will write call options only if it already owns the security (if it is "covered"). The Fund may only write call options up to 25% of its total assets. Opportunity, Credit and Leverage Risks

(1) The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the adviser or sub-adviser considers to be below investment grade.


(2) The Fund may use futures, forwards and options only for hedging. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options, although the Fund may have more at risk under these contracts than the initial margin or premium. However, the Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.


(3) The security or technique is emphasized by the Fund.



                                                 Berger Funds o January 28, 2003
                          Berger Small Cap Value Fund II -- Institutional Shares

12

HOW TO CONTACT US

ONLINE

You can access bergerfunds.com to obtain information about Berger Funds and to perform maintenance and transactions on your account including:

o   Purchasing, exchanging and selling shares

o   Reviewing Fund information and performance

o   Viewing electronic financial reports and prospectuses

o   Downloading applications and account servicing forms

BERGER INVESTOR SERVICE REPRESENTATIVES

Our Representatives can assist you with any questions and requests you have regarding your Berger Funds or CAT Portfolio accounts.

o   1-800-960-8427

BY MAIL

SEND NEW ACCOUNT APPLICATIONS AND WRITTEN CORRESPONDENCE TO:

Berger Funds
P.O. Box 219958
Kansas City, MO 64121-9958

SEND OVERNIGHT, CERTIFIED OR REGISTERED MAIL TO:

Berger Funds
330 West 9th Street, 1st Floor
Kansas City, MO 64105

SEND PURCHASES FOR EXISTING ACCOUNTS TO:

Berger Funds
P.O. Box 219529
Kansas City, MO 64121-9529


Pending approval by the Berger Funds' shareholders, the Berger Funds will be reorganized into the Janus family of funds effective on or about March 24, 2003. After the effective date of the reorganization, all subsequent requests and correspondence should be mailed to:



Janus
P.O. Box 173375
Denver, CO 80217-3375



Beginning 60 days after the merger date (approximately May 24, 2003), mail sent to any of the Berger Funds addresses will be returned to sender.




Berger Funds o January 28, 2003
Berger Small Cap Value Fund II -- Institutional Shares

Berger Small Cap Value Fund II

TO OPEN AN ACCOUNT OR PURCHASE SHARES

Minimum
-------------------------------------------------------
Initial investment                            $250,000
Subsequent investments                      No minimum
-------------------------------------------------------

BY ONLINE ACCESS

o Investors who establish electronic transfer privileges may make subsequent investments online. Berger Funds will automatically debit your designated bank account for payment.

BY MAIL

o If you are opening a new account, complete and sign the appropriate application and make your check payable to BERGER FUNDS for the amount you want to invest. Send the application and check in the envelope provided.

o To add to an existing account, use the Invest by Mail slip attached to your statement. If you do not have an Invest by Mail slip, note your fund and account number on your check and mail to the appropriate address.


o Pending approval by the Berger Funds' shareholders, the Berger Funds will be reorganized into the Janus family of funds effective on or about March
    24, 2003. After the effective date of the reorganization, all subsequent purchases should be made payable to Janus. Purchases made payable to a Berger fund that has merged into a Janus fund will be invested in the acquiring fund.


BY TELEPHONE

o   INVESTOR SERVICE REPRESENTATIVE

    To add to an existing account, you may place an order for additional shares by calling an Investor Service Representative.

    You may pay for your shares by overnight delivery of a check, by wire, or if you have electronic transfer privileges, through an automatic debit to your bank account.

    Payments must be received within three business days. Orders not paid for on time will be canceled, and shares may be redeemed from your account to compensate for any decline in the value of the shares canceled.



                                                 Berger Funds o January 28, 2003
                          Berger Small Cap Value Fund II -- Institutional Shares

14

BY SYSTEMATIC INVESTMENT PLAN

o To automatically purchase more shares on a regular basis, fill out the Systematic Investment Plan section of the application. Berger Funds will automatically debit your designated bank account for payment. If no date is specified on your application, investments will be made on the 20th of each month.

IMPORTANT NOTES ABOUT PURCHASING SHARES:

o   The Fund is only available to U.S. citizens or residents.

o You should read and understand the Fund's current prospectus before investing.


o Your check must be made payable to BERGER FUNDS and must be made in U.S. dollars drawn on U.S. banks. After the effective date of the reorganization, all subsequent purchases should be made payable to Janus. Purchases made payable to a Berger fund that has merged into a Janus fund will be invested in the acquiring fund.


o Cash, credit cards, third party checks, credit card convenience checks, money orders, travelers checks or checks drawn on foreign banks will not be accepted.

o You may also pay for additional shares by wiring money from your bank account to your Fund account. For current wire instructions, visit bergerfunds.com or call an Investor Service Representative.

o Subject to approval by the Fund, you may purchase Fund shares with liquid securities that the Fund is eligible to purchase. These securities must have a value that can be readily determined in accordance with the Fund's valuation policies. You may pay for Fund shares with securities only if it is the investment manager's intention to retain them in the Fund's portfolio. The Fund may amend or terminate this practice at any time.

o If your check or electronic funds transfer does not clear for any reason, your purchase will be canceled.

o If your purchase is canceled for any reason, you will be responsible for any losses or fees imposed by your bank and may be responsible for losses that may be incurred as a result of any decline in the value of the canceled purchase.

o We may make additional attempts to debit your bank account for any failed online, telephone or systematic purchases. You are liable for any potential costs associated with these additional attempts.



Berger Funds o January 28, 2003
Berger Small Cap Value Fund II -- Institutional Shares

Berger Small Cap Value Fund II

EXCHANGING SHARES

BY ONLINE ACCESS

o In general, investor accounts are automatically eligible to exchange shares online at bergerfunds.com.

BY MAIL

o To exchange all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s) you are selling from, the name of the Fund(s) you are purchasing into, your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.

o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.


o Pending approval of the reorganization into the Janus family of funds, all requests should be mailed directly to Janus. Please see the "How to Contact Us" section of this prospectus for further information.


BY TELEPHONE

o To exchange all or a portion of your shares into any other available Berger Fund or Cash Account Trust Portfolio (CAT Portfolio), call an Investor Service Representative.

BY SYSTEMATIC EXCHANGE PLAN

o Shares may be exchanged automatically ($50 minimum) between funds monthly, quarterly, semi-annually or annually. You can select the frequency and day of the month for the exchanges to occur. If no date is specified on your request, exchanges will be made on the 20th of each month.

o If the balance in the Fund account you are exchanging from falls below the normal Systematic Exchange Plan amount, all remaining shares will be exchanged and the program will be discontinued.

IMPORTANT NOTES ABOUT EXCHANGING SHARES:

Shares of the Fund described in this prospectus may be exchanged for shares of any other Berger Fund or for money market shares in the Cash Account Trust Portfolios (the CAT Portfolios). There are three CAT Portfolios: the Money Market Portfolio, the Government Securities Portfolio and the Tax-Exempt Portfolio.

The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of these portfolios by the Berger Funds or Berger Financial Group LLC. Berger Financial Group LLC is compensated for administrative services it performs with respect to accounts in the CAT Portfolios.



                                                 Berger Funds o January 28, 2003
                          Berger Small Cap Value Fund II -- Institutional Shares

16

WHEN EXCHANGING SHARES:

o Each account must be registered identically ~ have the same ownership and addresses.

o Each Berger Fund or CAT Portfolio must be legally eligible for sale in your state of residence.

o Generally, you may exchange out of each of the Berger Funds up to four times per calendar year (systematic exchanges excluded). At this time, there is no limit on the number of exchanges permitted out of the CAT Portfolios.

o You are responsible for reading the current prospectus for the Fund or CAT Portfolio into which you are exchanging.

o An exchange out of a Berger Fund results in the sale of that Fund's shares and the purchase of another, normally resulting in a taxable event for you.

o Exchanges into any new Berger Fund or CAT Portfolio must meet the Fund's or Portfolio's initial and subsequent investment minimums, or be equal to the total value of the account.



Berger Funds o January 28, 2003
Berger Small Cap Value Fund II -- Institutional Shares

Berger Small Cap Value Fund II

SELLING (REDEEMING) SHARES

BY ONLINE ACCESS

o In general, investors with non-retirement accounts are automatically eligible to sell shares online at bergerfunds.com.

BY MAIL

o To sell all or part of your shares, send a written request to the appropriate address indicating the name of the Fund(s), your account number, the dollar amount or the number of shares you are selling and a daytime telephone number.

o Your request must be signed by each registered shareholder, with the signature(s) appearing exactly as they do on your account registration.

o Include any necessary Signature Guarantees. Refer to the "Signature Guarantees/Special Documentation" section of this Prospectus.


o Pending approval of the reorganization into the Janus family of funds, all requests should be mailed directly to Janus. Please see the "How to Contact Us" section of this prospectus for further information.


BY TELEPHONE

o Investors with non-retirement accounts are automatically eligible to sell shares by telephone. To sell all or a portion of your shares, call an Investor Service Representative.

BY SYSTEMATIC WITHDRAWAL PLAN

o Shares may be redeemed automatically ($50 minimum) monthly, quarterly, semi-annually or annually.

IMPORTANT NOTES ABOUT REDEEMING SHARES:

o Generally, payment for your redeemed shares will be sent to you within seven days after receipt of your redemption request in good order. Payment may be made by check, wire, or electronic funds transfer.

o A wire transfer will be sent the next bank business day after receipt of your order, and an electronic funds transfer will be sent the second bank business day after receipt of your order.

o Please see the "Signature Guarantees/Special Documentation" section for signature guarantee requirements.

o Proceeds from the redemption of shares purchased by check or electronic funds transfer may be delayed until full payment for the shares has been received and cleared, which may take up to 15 days from the purchase date.



                                                 Berger Funds o January 28, 2003
                           Berger Small Cap Value Fund II - Institutional Shares

18

o Interest will not be paid for amounts represented by uncashed distribution or redemption checks.

SIGNATURE GUARANTEES/SPECIAL DOCUMENTATION

The Fund uses Signature Guarantees to protect you and the Fund from possible fraudulent requests for redeemed shares. Your request must be in writing and accompanied by a Signature Guarantee if:

o   Your redemption request exceeds $100,000.

o You request that your redemption be made payable to anyone other than the registered owner(s).

o You request that payment of your redemption be sent to a bank that is not already on file for redemption privileges.

o   You want to change the bank on file for redemption privileges.

o You request that payment of your redemption be mailed to an address that has been changed within 15 days of your redemption request or to an address other than the one of record.

o You declined telephone or online options on your new account application and wish to add them at a later time.

o   You wish to add or remove owners on your account.

Berger Funds reserves the right to require Signature Guarantees under certain other circumstances.

You can obtain a Signature Guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. You cannot obtain a Signature Guarantee from a notary public.

Make sure the Signature Guarantee appears together with the signature(s) of all registered owner(s) of the redeemed shares on the written redemption request.

Additional documents are required for redemptions by corporations, executors, administrators, trustees and guardians.



Berger Funds o January 28, 2003
Berger Small Cap Value Fund II -- Institutional Shares

Berger Small Cap Value Fund II

INFORMATION ABOUT YOUR ACCOUNT

EXCESSIVE TRADING

The Fund does not permit excessive, short-term or other abusive trading practices due to the potential negative impact upon portfolio management strategies and overall Fund performance. The Fund reserves the right to reject any purchase or exchange order and to revoke the exchange privilege from any investor that, in the Fund's opinion, engages in trading that may be disruptive to the Fund, or who has a history of excessive trading. Accounts under common ownership or control may be considered together when evaluating the trading history.

ONLINE AND TELEPHONE CONSIDERATIONS

Generally, all new accounts are automatically granted online and telephone transaction privileges unless explicitly declined in writing, either on the account application or by written notice. Bergerfunds.com may restrict account access and transaction capabilities for certain types of accounts. Please contact a representative for more information.


You may give up some level of security by choosing to buy or sell shares by telephone or online, rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone and online instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order and sending prompt written confirmation of transactions to the shareholder of record. You should promptly review all confirmation statements for accuracy.


The Fund and its service providers are not liable for acting upon instructions communicated by telephone or online that they believe to be genuine if these procedures are followed.

In times of extreme economic conditions, market conditions, or other events, we may experience unusually high call volumes, making it difficult to reach a Berger Funds representative. Please consider using our transaction functionality on bergerfunds.com or submit requests in writing.

FUND SHARE PRICE

The price at which you buy, sell or exchange Fund shares is the share price or net asset value (NAV). The share price for the Institutional Shares of the Fund is determined by adding the Institutional Shares' pro rata portion of the total value of the Fund's investments, cash and other assets, deducting the Institutional Shares' pro rata portion of the Fund's liabilities and the liabilities attributable directly to the Institutional Shares, and then dividing that value by the total number of the Institutional Shares outstanding. Share price is calculated separately for each class of Fund shares.

The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share prices are not calculated on the days that the Exchange is closed.



                                                 Berger Funds o January 28, 2003
                          Berger Small Cap Value Fund II -- Institutional Shares

20

For a purchase, redemption or exchange of Fund shares, your price is the share price next calculated after your request is received in good order by the Fund, its authorized agent or designee. To receive a specific day's price, your request must be received before the close of the Exchange on that day.

Generally, payment for redeemed shares will be sent within seven days after receipt of the redemption request in good order. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.

When the Fund calculates its share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees or directors. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.

The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected, and you will not be able to purchase or redeem shares.

CONFIRMATION OF YOUR PURCHASES AND REDEMPTIONS

You will receive transaction confirmation statements reflecting the share price, dollar amount and number of shares associated with your transactions. Fractional shares will be calculated to three decimal places. Reinvestment of fund distributions, Systematic Investment Plan purchases and Systematic Withdrawal Plan redemptions are only confirmed on quarterly statements. You may sign up to receive your statements electronically at bergerfunds.com.

SHAREHOLDER REPORTS

To reduce expenses, the Fund may mail only one copy of notices, financial reports, prospectuses and proxy statements to investors who share an address, even if the accounts are registered under different names. To automatically receive your own copy or, if at any time you want to request separate copies for individual account holders, you may do so by calling an Investor Service Representative or writing the Fund. Your request to receive additional copies will take effect within 30 days. The Fund will continue to send only one copy of these documents unless you withdraw your consent.

SHARE CERTIFICATES

To assist in minimizing administrative costs, share certificates are no longer issued. Records of share ownership are maintained by the Fund's transfer agent in book entry



Berger Funds o January 28, 2003
Berger Small Cap Value Fund II -- Institutional Shares

Berger Small Cap Value Fund II

form. If you are selling shares previously issued in certificate form, you need to include the unsigned certificate along with your redemption or exchange request, and send it to Berger Funds by registered mail. If you have lost your certificate, please call an Investor Service Representative.

PURCHASES THROUGH BROKER-DEALERS

You may buy Fund shares through certain broker-dealers or other financial organizations, but these organizations may charge you a fee or may have different minimums for initial or subsequent investments that are not applicable if you buy shares directly from the Fund.

THIRD-PARTY ADMINISTRATORS


Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Fund's adviser or the Fund (if approved by its directors or trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.


PRIVACY NOTICE

To service your account, the Fund may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information.

The Fund does not share, distribute or sell this information to any outside company or individual without permission. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, nor sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission and other federal and state regulatory agencies.

The Fund recognizes the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses 128-bit internet security encryption protocol. As an added measure, we do not include personal or account information in nonsecure emails that we send you via the internet. Berger Funds' privacy policy may be changed or modified at any time.



                                                 Berger Funds o January 28, 2003
                          Berger Small Cap Value Fund II -- Institutional Shares

22

RIGHTS RESERVED BY THE FUND

Berger Funds and their agents reserve certain rights including the following:(1) to waive or reduce investment minimums and fees;(2) to increase investment minimums following notice;(3) to refuse any purchase or exchange order;(4) to terminate or modify the exchange privilege at any time;(5) to not cancel a transaction once it has been submitted;(6) to discontinue offering shares of a Fund;(7) to close any account if it is believed the shareholder is engaging in activities which may be detrimental to the Fund;(8) to reject any trade not in good order;(9) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur, or if ordered to do so by a governmental agency;(10) to act on instructions believed to be genuine; and (11) to suspend temporarily shareholder services and telephone transactions, in case of an emergency.

REDEMPTIONS IN-KIND

The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. In addition, you will bear market exposure until you sell such securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.

REDEMPTIONS BY THE FUND OF CERTAIN ACCOUNTS

To reduce its expenses, the Fund may involuntarily redeem the shares in your account if your balance drops below $250,000--but only if it drops below this amount because you have redeemed shares, not because the share value has declined. You will be given at least 60 days' notice before the Fund undertakes any involuntary redemption. During that time, you may buy more shares to bring your account to or above the minimum.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS OF INCOME AND GAINS

Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Fund generally makes two kinds of distributions:

o Capital gains from the sale of portfolio securities held by a fund. The Fund will distribute any net realized capital gains annually, normally in December.

o Net investment income from interest or dividends received on securities held by a fund. The Fund will distribute its investment income annually, normally in December.

The Fund reserves the right to reinvest into your account undeliverable or uncashed dividend or distribution checks that remain outstanding for six months, or distributions



Berger Funds o January 28, 2003
Berger Small Cap Value Fund II -- Institutional Shares

Berger Small Cap Value Fund II

of less than $10. The dividend or distribution amount will be reinvested in shares of the applicable Fund at the NAV next computed after the check is canceled.

BUYING A DISTRIBUTION

Unless you have a tax-deferred account, purchasing shares in an account shortly before a distribution occurs is called "buying a dividend. "Income taxes must be paid in taxable accounts on any distributions, regardless of whether the distribution was reinvested or received in cash. This tax liability is incurred whether the actual value of your account increased, decreased or remained the same after your share purchase.

Throughout the period covered by a distribution, the Fund may build up taxable gains on securities sold at a profit. Any shareholders of record on the "record" date receive the applicable distributions, even if they did not own the shares when the actual gains occurred.

In other words, "buying a dividend" results in you incurring the full tax liability for the entire distribution period, even though you may not have participated in the gains realized by the portfolio.

YOUR TAXES

You generally will owe tax on amounts distributed to you by the Fund in any non-retirement account whether you reinvest them in additional shares or receive them in cash.

Distributions made by the Fund to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed to you.

Distributions of gains from the sale of assets held by the Fund for more than one year generally are taxable to you at the applicable long-term capital gain rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.

If you redeem Fund shares that have appreciated in value, you may have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain if you exchange shares that have appreciated in value.

ADDITIONAL TAX INFORMATION

You should consult your own tax adviser about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.



                                                 Berger Funds o January 28, 2003
                          Berger Small Cap Value Fund II -- Institutional Shares

24

TAX-SHELTERED RETIREMENT PLANS

The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA or other retirement plans, please call or write to Berger Funds. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-259-2820.



Berger Funds o January 28, 2003
Berger Small Cap Value Fund II -- Institutional Shares

Berger Small Cap Value Fund II

ORGANIZATION OF THE FUND

INVESTMENT MANAGERS


On September 3, 2002, Stilwell Financial Inc. (Stilwell), the parent company of Berger Financial Group LLC (BFG), announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC (Janus Capital). As a result of the consolidation, effective January 1, 2003, Janus Capital Corporation and Stilwell merged and the new organization - Janus Capital Group Inc. - is now responsible for the strategic direction of its investment management subsidiaries including BFG. BFG is now 86% owned by Janus Capital and it is anticipated that BFG will be dissolved. Bay Isle Financial LLC (Bay Isle), a wholly owned subsidiary of BFG, will become a subsidiary of Janus Capital.



In connection with the reorganization of BFG, the Berger Funds' Independent Trustees approved, subject to shareholder approval, the appointment of Janus Capital as the adviser to certain Berger value funds and the reorganization of these funds into the Janus fund family. Shareholders of Berger Small Cap Value Fund II will be asked to vote on this proposal. Under the proposed reorganization, Bay Isle will remain the sub-adviser to Berger Small Cap Value Fund II and the Fund will be merged into a newly created Janus small cap value fund.



It is anticipated that shareholders will be receiving materials about the proposals in January and that a shareholders meeting will be held in March 2003.



JANUS CAPITAL MANAGEMENT LLC (JANUS CAPITAL) (100 Fillmore Street, Denver, Colorado 80206) also serves as investment adviser to the Janus funds, acts as sub- adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital began serving as investment adviser to the Janus Fund in 1970.



BERGER FINANCIAL GROUP LLC (BFG) (210 University Blvd., Denver, CO 80206) is the Fund's investment adviser. BFG serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. BFG has been in the investment advisory business since 1974. As investment adviser, BFG oversees, evaluates and monitors the investment advisory services provided by Bay Isle as sub-adviser. The investment advisory fee charged to the Fund is 0.85% of the first $500 million of average daily net assets, 0.80% of the next 500 million and 0.75% in excess of $1 billion. For the most recent fiscal year, the Fund paid BFG an advisory fee of 0.85% of net assets.



BAY ISLE FINANCIAL LLC (BAY ISLE) (475 14th Street, Suite 550, Oakland, California 94612), serves as investment adviser or sub-adviser to mutual funds, institutional investors and individual separate accounts. As sub-adviser, Bay Isle provides day-to-day management of the investment operations of Berger Small Cap Value Fund II.


Bay Isle, using a team approach, has been the investment manager for the Fund since its inception on March 28, 2002. No one person of the investment team is primarily



                                                 Berger Funds o January 28, 2003
                          Berger Small Cap Value Fund II -- Institutional Shares

26
responsible for making investment recommendations. Bay Isle is the sub-adviser to the Fund and has been managing value accounts since 1987.

PORTFOLIO TURNOVER

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for the Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by the Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

SPECIAL FUND STRUCTURE

The Fund currently has three classes of shares. The Institutional Shares are offered through this prospectus and are designed for investors who maintain a minimum account balance of $250,000. The Investor Shares are offered through a separate prospectus and are available to the general public with a minimum account balance of $2,500. The Service Shares are offered through a separate prospectus and are available through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. Each class of shares has its own expenses so that share price, performance and distributions will differ between classes. The 12b-1 plan adopted by the Berger Small Cap Value Fund II applies to the Investor Shares and Service Shares classes. For more information on Investor Shares, please call 1-800-333-1001. For more information on Service Shares, please call 1-800-333-1001.

For more information on the multi-class fund structure, see the SAI.



Berger Funds o January 28, 2003
Berger Small Cap Value Fund II -- Institutional Shares

Financial Highlights



FINANCIAL HIGHLIGHTS FOR THE FUND



The financial highlights will help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. Total return shows you how much your investment in the Fund increased or decreased during each period, assuming you reinvested all dividends and distributions. Except as otherwise noted, PricewaterhouseCoopers, LLP, independent accountants, audited this information. Their report is included in the Fund's annual report, which is available without charge upon request.



BERGER SMALL CAP VALUE FUND II -- INSTITUTIONAL SHARES
For a Share Outstanding Throughout the Period



                                                              Period from
                                                            March 28, 2002(1)
                                                          to September 30, 2002
--------------------------------------------------------------------------------
Net asset value, beginning of period                               $10.00
--------------------------------------------------------------------------------
From investment operations
  Net realized and unrealized losses from investments
  and foreign currency transactions                                 (1.74)
--------------------------------------------------------------------------------
Total from investment operations                                    (1.74)
--------------------------------------------------------------------------------
Net asset value, end of period                                      $8.26
--------------------------------------------------------------------------------
Total Return(2)                                                    (17.40)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands)                         $1,879
  Net expense ratio to average net assets(4)                         2.49%(3)
  Ratio of net investment loss to average net assets                (0.68)%(3)
  Gross expense ratio to average net assets                          2.49%(3)
  Portfolio turnover rate(2)                                           11%



(1) Commencement of investment operations for Institutional Shares.

(2) Not annualized.

(3) Annualized.

(4) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.




                                                 Berger Funds o January 28, 2003
                          Berger Small Cap Value Fund II -- Institutional Shares

FOR MORE INFORMATION:

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance over the past year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Fund by writing or calling the Fund at:

Berger Funds
P.O.Box 219958
Kansas City, MO 64121-9958
(800) 259-2820
bergerfunds.com

A downloadable file of the SAI and annual and semi-annual reports may also be obtained at bergerfunds.com.

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's web site at http://www.sec.gov.

You can also review and obtain copies of more information about the Fund (including the SAI) by visiting the SEC's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, call
(202)942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Room, Washington, D.C. 20549-0102.

INVESTMENT COMPANY ACT FILE NUMBER:

Berger Investment Portfolio Trust  811-8046

(Berger Small Cap Value Fund II -- Institutional Shares)

                                                                       SCV2IPROS

                BERGER SMALL CAP VALUE FUND II - SERVICE SHARES


                          PROSPECTUS January 28, 2003



                              [BERGER FUNDS LOGO]


The Securities and Exchange Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. There is no guarantee that the Fund will meet its investment goal and you could lose money in the Fund.

                           IMPORTANT INFORMATION



On September 3, 2002, Stilwell Financial Inc. (Stilwell), the parent company of Berger Financial Group LLC (BFG), announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC (Janus Capital). As a result of the consolidation, effective January 1, 2003, Janus Capital Corporation and Stilwell merged and the new organization - Janus Capital Group Inc. - is now responsible for the strategic direction of its investment management subsidiaries including BFG. BFG is now 86% owned by Janus Capital and it is anticipated that BFG will be dissolved. Bay Isle Financial LLC (Bay Isle), a wholly owned subsidiary of BFG, will become a subsidiary of Janus Capital.



In connection with the reorganization of BFG, the Berger Funds' Independent Trustees approved, subject to shareholder approval, the appointment of Janus Capital as the adviser to certain Berger value funds and the reorganization of these funds into the Janus fund family. Shareholders of Berger Small Cap Value Fund II will be asked to vote on this proposal. Under the proposed reorganization, Bay Isle will remain the sub-adviser to Berger Small Cap Value Fund II and the Fund will be merged into a newly created Janus small cap value fund.



It is anticipated that shareholders will be receiving materials about the proposals in January and that a shareholders meeting will be held in March 2003.







BERGER FUNDS is a registered servicemark of Berger Financial Group LLC; THE BERGER MOUNTAIN LOGO is a registered trademark of Berger Financial Group LLC; BERGER SMALL CAP VALUE FUND II is a servicemark of Berger Financial Group LLC; and other marks referred to herein are the trademarks, servicemarks, registered trademarks or registered servicemarks of the respective owners thereof.

TABLE OF CONTENTS

BERGER FUNDS(R) are a family of mutual funds. A mutual fund pools money from shareholders and invests in a portfolio of securities. This prospectus offers the class of shares designated as Service Shares of the Berger Small Cap Value Fund II. These shares are only available through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. The Fund is not a clone of the Berger Small Cap Value Fund, thus the performance may differ.


BERGER SMALL CAP VALUE FUND II(SM) -- SERVICE SHARES . . . . . . . . .  4
THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES . . . . . . . . ..  4
PRINCIPAL RISKS . . . . . . . . . . . . . . . . . . . . . . . . . . ..  4
THE FUND'S PAST PERFORMANCE . . . . . . . . . . . . . . . . . . . . ..  5
FUND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . . . ..  5
INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS . . . . . . . .  7
RISK AND INVESTMENT GLOSSARY . . . . . . . . . . . . . . . . . . . . .  7
PURCHASING AND SELLING (REDEEMING) SHARES . . . . . . . . . . . . . .. 12
INFORMATION ABOUT YOUR ACCOUNT . . . . . . . . . . . . . . . . . . . . 13
EXCESSIVE TRADING . . . . . . . . . . . . . . . . . . . . . . . . . .. 13
FUND SHARE PRICE . . . . . . . . . . . . . . . . . . . . . . . . . . . 13
PRIVACY NOTICE . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14
DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . . . . . . . . . .. 15
ORGANIZATION OF THE FUND . . . . . . . . . . . . . . . . . . . . . . . 17
INVESTMENT MANAGERS . . . . . . . . . . . . . . . . . . . . . . . . .. 17
12B-1 ARRANGEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . 18
SPECIAL FUND STRUCTURE . . . . . . . . . . . . . . . . . . . . . . . . 18
FINANCIAL HIGHLIGHTS FOR THE FUND . . . . . . . . . . . . . . . . . .. 19




                                                 Berger Funds o January 28, 2003
                                 Berger Small Cap Value Fund II - Service Shares

4

BERGER SMALL CAP VALUE FUND II - SERVICE SHARES

Ticker Symbol  BVSSX
Fund Number    920

THE FUND'S GOAL AND PRINCIPAL INVESTMENT STRATEGIES

The Fund aims for capital appreciation. In pursuing that goal, the Fund primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued.

The Fund's investment manager uses fundamental analysis and proprietary valuation models to select stocks for the Fund.

The Fund's investment manager generally looks for companies:

o    That have strong fundamentals and competent management

o Whose stock is trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow or franchise value

o Where there is a specific catalyst or event that has the potential to drive appreciation of their stock toward intrinsic value.


The investment manager's philosophy is to weigh a security's downside risk before considering its upside potential, which may help provide an element of capital preservation. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index. This average is updated monthly. Shareholders will be provided at least 60 days notice prior to any change to the Fund's 80% investment policy. In certain unusual circumstances, the Fund may be unable to remain invested at these levels in securities of companies with the stated market capitalization. The Fund's investment manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. To a certain degree, the Fund invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery.


PRINCIPAL RISKS

You may be interested in the Fund if you are comfortable with above-average risk and intend to make a long-term investment commitment. Like all managed funds, there is a risk that the investment manager's strategy for managing the Fund may not achieve the desired results. In addition, the price of common stock moves up and down in response to corporate earnings and developments, economic and market conditions and unanticipated events. As a result, the price of the Fund's investments may go down, and you could lose money on your investment.

The Fund's share price may fluctuate more than that of funds primarily invested in stocks of mid-sized and large companies. Small company securities may underperform


Berger Funds o January 28, 2003
Berger Small Cap Value Fund II - Service Shares

Berger Small Cap Value Fund II

as compared to the securities of larger companies. They may also pose greater market, liquidity and information risk because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Fund's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks. In addition, the Fund may invest in certain securities with unique risks, such as special situations, which could present increased market and information risks.

See "Investment Techniques, Securities and Associated Risks" later in this prospectus for more information on principal risks and other risks.

THE FUND'S PAST PERFORMANCE

The Fund has no performance history since it did not commence operations until March 28,2002.

FUND EXPENSES

As a shareholder in the Fund, you do not pay any sales loads, redemption or exchange fees, but you do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

ANNUAL FUND OPERATING EXPENSES


(deducted directly from the Fund)                            %
-----------------------------------------------------------------
Management fee                                                .85

Distribution (12b-1) fee                                      .25

Other expenses(1)                                            3.56
-----------------------------------------------------------------

TOTAL ANNUAL FUND OPERATING EXPENSES                         4.66
-----------------------------------------------------------------
EXPENSE REIMBURSEMENT(2)                                    -1.48
-----------------------------------------------------------------
NET EXPENSES                                                 3.18
-----------------------------------------------------------------



(1)  Other expenses include a 0.25% Service Fee.



(2) Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Service Shares class to the extent that transfer agency, shareholder reporting and registration expenses exceed 0.25% of the Service Shares' average daily net assets during the fiscal year. The agreement may not be terminated until September 30, 2003. The agreement automatically terminates in the event the Fund's advisory agreement terminates.


UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are paid by the Fund. As a result, they reduce the Fund's return. Fund expenses include management fees, 12b-1 fees, service fees and administrative costs such as shareholder recordkeeping and reports, custodian and pricing services and registration fees.



                                                 Berger Funds o January 28, 2003
                                 Berger Small Cap Value Fund II - Service Shares

6

BERGER SMALL CAP VALUE FUND II - SERVICE SHARES

EXAMPLE COSTS

The following example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

o    $10,000 initial investment

o    5% total return for each year


o Fund operating expenses remain the same for each period (except that the example reflects the expense reimbursement by Berger Financial Group LLC for the one-year period and the first year of the three-, five- and ten-year periods)


o    Redemption after the end of each period

o    Reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your costs at the end of each period would be:


YEARS                                       $
-------------------------------------------------
One                                           321

Three                                       1,273

Five                                        2,232

Ten                                         4,657
-------------------------------------------------




Berger Funds o January 28, 2003
Berger Small Cap Value Fund II - Service Shares

Berger Small Cap Value Fund II

INVESTMENT TECHNIQUES, SECURITIES AND ASSOCIATED RISKS

BEFORE YOU INVEST...

in the Fund, make sure you understand the risks involved. All investments involve risk. Generally, the greater the risk, the greater the potential for return. The reverse is also generally true -- the lower the risk, the lower the potential for return.

Like all mutual funds, an investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. The Fund is not a complete investment program but may serve to diversify other types of investments in your portfolio. There is no guarantee that the Fund will meet its investment goal, and although you have the potential to make money, you could also lose money by investing in the Fund.

The following glossary will help you further understand the risks the Fund takes by investing in certain securities and the investment techniques used by the Fund. You may get more detailed information about the risks of investing in the Fund in the Statement of Additional Information (SAI), including a discussion of debt security ratings in Appendix A to the SAI.

RISK AND INVESTMENT GLOSSARY

BORROWING refers to a loan of money from a bank or other financial institution undertaken by the Fund for temporary or emergency reasons only. The Fund will not borrow more than 25% of its total assets. Leverage Risk

CALL RISK is the possibility that an issuer may redeem or "call" a fixed-income security before maturity at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

COMMON STOCK is a share of ownership (equity) interest in a company.

COMPANIES WITH LIMITED OPERATING HISTORIES are securities issued by companies that have been in continuous operation for less than three years. Sometimes called "unseasoned" issuers. Market, Liquidity and Information Risks

CONVERTIBLE SECURITIES(1) are debt or equity securities that may be converted on specified terms into stock of the issuer. Market, Interest Rate, Prepayment and Credit Risks

CORRELATION RISK occurs when the Fund "hedges"--uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to each other the way the Fund manager expects them to, then unexpected results may occur.

CREDIT RISK means that the issuer of a security or the counterparty to an investment contact may default, be downgraded or become unable to pay its obligations when due.

CURRENCY RISK happens when the Fund buys or sells a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when the Fund's investments are converted to U.S. dollars.


                                                 Berger Funds o January 28, 2003
                                 Berger Small Cap Value Fund II - Service Shares

8

DIVERSIFICATION means a diversified fund may not, with respect to at least 75% of its assets, invest more than 5% of its assets in the securities of one company. A nondiversified fund may be more volatile than a diversified fund because it invests more of its assets in a smaller number of companies and the gains or losses on a single stock will therefore have a greater impact on the fund's share price. The Fund is a diversified fund.

FINANCIAL FUTURES(2) are exchange-traded contracts on securities, securities indexes or foreign currencies that obligate the holder to take or make future delivery of a specified quantity of those underlying securities or currencies on a predetermined future date at a predetermined price. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. Hedging, Correlation, Opportunity and Leverage Risks

ECONOMIC RISK is the risk associated with the fact that foreign economies are often less diverse than the U.S. economy. This lack of diversity may lead to greater volatility and could negatively affect foreign investment values. In addition, it is often difficult for domestic investors to understand all the economic factors that influence foreign markets, thus making it harder to evaluate the Fund's holdings.

FOREIGN SECURITIES are issued by companies located outside the United States. The Fund considers a company to be located outside the United States if the principal securities trading market for its equity securities is located outside the U.S. or it is organized under the laws of, and has a principal office in, a country other than the U.S. Market, Currency, Transaction, Liquidity, Information, Economic and Political Risks

FORWARD FOREIGN CURRENCY CONTRACTS(2) are privately negotiated contracts committing the holder to purchase or sell a specified quantity of a foreign currency on a predetermined future date at a predetermined price. Hedging, Credit, Correlation, Opportunity and Leverage Risks

HEDGING RISK comes into play when the Fund uses a security whose value is based on an underlying security or index to "offset" the Fund's position in another security or currency. The objective of hedging is to offset potential losses in one security with gains in the hedge. However, a hedge can eliminate or reduce gains as well as offset losses. (Also see "Correlation risk.")

ILLIQUID AND RESTRICTED SECURITIES are securities that, by rules of their issue or by their nature, cannot be sold readily. These do not include liquid Rule 144A securities. The Fund will not invest more than 15% of its net assets in illiquid and restricted securities. Market, Liquidity and Transaction Risks

INFORMATION RISK means that information about a security or issuer might not be available, complete, accurate or comparable.



Berger Funds o January 28, 2003
Berger Small Cap Value Fund II - Service Shares

Berger Small Cap Value Fund II

INITIAL PUBLIC OFFERING (IPO) is the sale of a company's securities to the public for the first time. IPO companies can be small and have limited operating histories. The price of IPO securities can be highly unstable because of prevailing market psychology and the small number of shares available. In addition, the quality and number of IPOs available for purchase may diminish in the future, and their contribution to Fund performance may be less significant as the Fund grows in size. Market, Liquidity and Information Risks

INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities are subject to greater interest rate risk.

INVESTMENT GRADE BONDS are rated BBB (Standard & Poor's) or Baa (Moody's) or above. Bonds rated below investment grade are subject to greater credit risk than investment grade bonds. Interest Rate, Market, Call and Credit Risks

LENDING PORTFOLIO SECURITIES to qualified financial institutions is undertaken in order to earn income. The Fund lends securities only on a fully collateralized basis. The Fund may lend portfolio securities only up to 33 1/3% of its total assets. Credit Risk

LEVERAGE RISK occurs in some securities or techniques that tend to magnify the effect of small changes in an index or a market. This magnified change can result in a loss that exceeds the amount that was invested in the contract or security.

LIQUIDITY RISK occurs when investments cannot be sold readily. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

MARKET CAPITALIZATION is the total current market value of a company's outstanding common stock.

MARKET RISK exists in all mutual funds and means the risk that the prices of securities in a market, a sector or an industry will fluctuate and that such movements might reduce an investment's value.

OPPORTUNITY RISK means missing out on an investment opportunity because the assets necessary to take advantage of it are committed to less advantageous investments or strategies.

OPTIONS(2) are contracts giving the holder the right but not the obligation to purchase or sell a security on or before a predetermined future date for a fixed price. Options on securities indexes are similar but settle in cash. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options. Hedging, Credit, Correlation, and Leverage Risks



                                                 Berger Funds o January 28, 2003
                                 Berger Small Cap Value Fund II - Service Shares

10

POLITICAL RISK comes into play with investments, particularly foreign investments, that may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

PREPAYMENT RISK is the risk that, as interest rates fall, borrowers are more likely to refinance their debts. As a result, the principal on certain fixed-income securities may be paid earlier than expected, which could cause investment losses and cause prepaid amounts to have to be reinvested at a relatively lower interest rate.


SECTOR FOCUS(3) occurs when a significant portion of the Fund's assets are invested in a relatively small number of related industries. These related industries, or sectors, are narrowly defined segments of the economy, i.e. utilities, technology, healthcare services, telecommunications, etc. There may be additional risks associated with a Fund whose investments are focused in a small number of sectors. For example, competition among technology companies may result in increasingly aggressive pricing of their products and services, which may affect the profitability of companies in the Fund's portfolio. In addition, because of the rapid pace of technological development, products or services developed by companies in the Fund's portfolio may become rapidly obsolete or have relatively short product cycles. As a result, the Fund's returns may be considerably more volatile than the returns of a Fund that does not invest in similarly related companies. The Fund will not concentrate 25% or more of its total assets in any one industry. Sector focus may increase both market and liquidity risk. Market and Liquidity Risks


SMALL COMPANY SECURITIES(3) are securities issued by small companies, as measured by their market capitalization. The market capitalization range targeted by the Fund appears under the heading "The Fund's Goals and Principal Investment Strategies." In general, the smaller the company, the greater its risks. Market, Liquidity and Information Risks

SPECIAL SITUATIONS(3) are companies about to undergo a structural, financial or management change that may significantly affect the value of their securities. Market and Information Risks

TEMPORARY DEFENSIVE MEASURES Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. In response to adverse market, economic, political, or other conditions, a Fund's investment manager may believe taking temporary defensive measures is warranted. When this happens, the Fund may increase its investment in government securities and other short-term securities that are inconsistent with the Fund's principal investment strategies. In addition, certain unusual circumstances may force a Fund to temporarily depart from the investment requirement implied by its name. Opportunity Risk


Berger Funds o January 28, 2003
Berger Small Cap Value Fund II - Service Shares

Berger Small Cap Value Fund II

TRANSACTION RISK means that the Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual. In the case of foreign securities, use of a foreign securities depository to maintain Fund assets may increase this risk. However, custodial risks of using the depository may be minimized through analysis and continuous monitoring by the Fund's primary custodian.

WRITING (SELLING) COVERED CALL OPTIONS(2) is the selling of a contract to another party that gives them the right but not the obligation to buy a particular security from you. The Fund will write call options only if it already owns the security (if it is "covered"). The Fund may only write call options up to 25% of its total assets. Opportunity, Credit and Leverage Risks

(1) The Fund has no minimum quality standards for convertible securities, although it will not invest in defaulted securities. It also will not invest 20% or more of its assets in convertible securities rated below investment grade or in unrated convertible securities that the adviser or sub-adviser considers to be below investment grade.

(2) The Fund may use futures, forwards and options only for hedging. Not more than 5% of the Fund's net assets may be used for initial margins for futures and premiums for options, although the Fund may have more at risk under these contracts than the initial margin or premium. However, the Fund's aggregate obligations under these contracts may not exceed the total market value of the assets being hedged, such as some or all of the value of the Fund's equity securities.

(3)  The security or technique is emphasized by the Fund.



                                                 Berger Funds o January 28, 2003
                                 Berger Small Cap Value Fund II - Service Shares

12

PURCHASING AND SELLING (REDEEMING) SHARES

Investors may not purchase or redeem shares of the Fund directly. The Fund sells its shares through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf. Please contact your financial professional or refer to your program documents for information regarding how you can purchase, redeem or exchange shares.

The Fund does not impose any sales charges, commissions or redemption fees for the purchase or redemption of Fund shares. However, financial advisers, financial super-markets, brokerage firms, and other financial institutions may charge a separate fee for administrative services in connection with investments in Fund shares and may impose minimum investment amounts or limitations on the purchase or redemption of shares. If you invest through a retirement plan, your plan administrator may impose additional fees when you participate in the plan. These fees would be in addition to fees charged by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional provisions or conditions from those described in this prospectus.

Securities brokers and other financial organizations have the responsibility for transmitting purchase orders and funds, and for crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus. Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order by a Fund, its authorized agent or its designee. Purchases must be made in U.S. dollars drawn on U.S. banks.


Berger Funds o January 28, 2003
Berger Small Cap Value Fund II - Service Shares

Berger Small Cap Value Fund II

INFORMATION ABOUT YOUR ACCOUNT

EXCESSIVE TRADING

The Fund does not permit excessive, short-term or other abusive trading practices due to the potential negative impact upon portfolio management strategies and overall Fund performance. The Fund reserves the right to reject any purchase or exchange order and to revoke the exchange privilege from any investor that, in the Fund's opinion, engages in trading that may be disruptive to the Fund, or who has a history of excessive trading. Accounts under common ownership or control may be considered together when evaluating the trading history.

FUND SHARE PRICE

The price at which Fund shares are sold and redeemed is the share price or net asset value (NAV). The share price for the Service Shares of the Fund is determined by adding the Service Shares' pro rata portion of the total value of the Fund's investments, cash and other assets, deducting the Service Shares' pro rata portion of the Fund's liabilities and the liabilities attributable directly to the Service Shares, and then dividing that value by the total number of the Service Shares outstanding. Share price is calculated separately for each class of Fund shares.

The Fund's share price is calculated at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern time) each day that the Exchange is open. Share prices are not calculated on the days that the Exchange is closed.

For a purchase, redemption or exchange of Fund shares, your price is the share price next calculated after your request is received in good order by the Fund, its authorized agent or designee. To receive a specific day's price, your request must be received before the close of the Exchange on that day.

Generally, payment for redeemed shares will be sent within seven days after receipt of the redemption request in good order. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the Exchange, an emergency as defined by the Securities and Exchange Commission exists, or as permitted by the Securities and Exchange Commission.

When the Fund calculates its share price, it values the securities it holds at market value. Sometimes market quotes for some securities are not available or are not representative of market value. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid. In that case, securities may be valued in good faith at fair value, using consistently applied procedures decided on by the trustees or directors. Money market instruments maturing within 60 days are valued at amortized cost, which approximates market value. Assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates quoted by one or more banks or dealers shortly before the close of the Exchange.


                                                 Berger Funds o January 28, 2003
                                 Berger Small Cap Value Fund II - Service Shares

14

The Fund's foreign securities may trade on days that the Exchange is closed and the Fund's daily share price is not calculated. As a result, the Fund's daily share price may be affected, and you will not be able to purchase or redeem shares.

FINANCIAL INTERMEDIARIES

Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Fund's adviser or the Fund (if approved by its directors or trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

PRIVACY NOTICE

To service your account, the Fund may collect personal information from you. Personal information includes information you provide when opening an account or when requesting investment literature, such as your name and address. Personal information also includes your account balance and transaction information. The Fund does not share, distribute or sell this information to any outside company or individual without permission. Your personal information is used only to service or maintain your account, including providing you with information on Berger Funds' products and services. We will not disclose your personal information to third parties, other than to service your account as permitted by law, nor sell your personal information to third parties. Nor do we provide your personal information to third parties for their marketing purposes. We may disclose information as required by the Securities and Exchange Commission and other federal and state regulatory agencies. The Fund recognizes the importance of protecting your personal and financial information entrusted to us. Thus, we restrict access to your personal and financial data to those authorized to service your account. These personnel, like all personnel, are subject to a strict employment policy regarding confidentiality. To further ensure your privacy, our web site uses 128-bit internet security encryption protocol. As an added measure, we do not include personal or account information in nonsecure emails that we send you via the internet. Berger Funds' privacy policy may be changed or modified at any time.

RIGHTS RESERVED BY THE FUND

Berger Funds and their agents reserve certain rights including the following:
(1) to waive or reduce investment minimums and fees; (2) to increase investment minimums following notice; (3) to refuse any purchase or exchange order; (4) to terminate or modify the exchange privilege at any time; (5) to not cancel a transaction once it has



Berger Funds o January 28, 2003
Berger Small Cap Value Fund II - Service Shares

Berger Small Cap Value Fund II

been submitted; (6) to discontinue offering shares of a Fund; (7) to close any account if it is believed the shareholder is engaging in activities which may be detrimental to the Fund; (8) to reject any trade not in good order; (9) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners, or there is reason to believe a fraudulent transaction may occur, or if ordered to do so by a governmental agency; (10) to act on instructions believed to be genuine; and
(11) to suspend temporarily shareholder services and telephone transactions, in case of an emergency.

REDEMPTIONS IN-KIND

The Fund intends to redeem its shares only for cash, although in order to protect the interest of remaining shareholders, it retains the right to redeem its shares in-kind under unusual circumstances. In-kind payment means payment will be made to you in portfolio securities rather than cash. If this occurs, you will incur transaction costs if you sell the securities for cash. In addition, you will bear market exposure until you sell such securities for cash. You may have difficulty selling the securities and recovering the amount of your redemption if the securities are illiquid.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS OF INCOME AND GAINS

Unless you tell us that you want to receive your distributions in cash, they will be reinvested automatically in Fund shares. The Fund generally makes two kinds of distributions:

o Capital gains from the sale of portfolio securities held by a fund. The Fund will distribute any net realized capital gains annually, normally in December.

o Net investment income from interest or dividends received on securities held by a fund. The Fund will distribute its investment income annually, normally in December.

The Fund reserves the right to reinvest into your account undeliverable or uncashed dividend or distribution checks that remain outstanding for six months, or distributions of less than $10. The dividend or distribution amount will be reinvested in shares of the applicable Fund at the NAV next computed after the check is canceled.

BUYING A DISTRIBUTION

Unless you have a tax-deferred account, purchasing shares in an account shortly before a distribution occurs is called "buying a dividend." Income taxes must be paid in taxable accounts on any distributions, regardless of whether the distribution was reinvested or received in cash. This tax liability is incurred whether the actual value of your account increased, decreased or remained the same after your share purchase.

Throughout the period covered by a distribution, the Fund may build up taxable gains on securities sold at a profit. Any shareholders of record on the "record" date receive the applicable distributions, even if they did not own the shares when the actual gains occurred.


                                                 Berger Funds o January 28, 2003
                                 Berger Small Cap Value Fund II - Service Shares

16

In other words, "buying a dividend" results in you incurring the full tax liability for the entire distribution period, even though you may not have participated in the gains realized by the portfolio.

YOUR TAXES

You generally will owe tax on amounts distributed to you by the Fund in any non-retirement account whether you reinvest them in additional shares or receive them in cash.

Distributions made by the Fund to you will normally be capital gains. A portion of those gains may be net short-term capital gains, which are taxed as ordinary income. The Fund generally will not distribute net investment income, although any net investment income that is generated as a by-product of managing its portfolio will be distributed to you.

Distributions of gains from the sale of assets held by the Fund for more than one year generally are taxable to you at the applicable long-term capital gain rate, regardless of how long you have owned your Fund shares. Distributions from other sources generally are taxed as ordinary income.

If you redeem Fund shares that have appreciated in value, you may have a taxable gain upon redemption. Exchanges are treated as a redemption and purchase for tax purposes. Therefore, you will also have a taxable gain if you exchange shares that have appreciated in value.

ADDITIONAL TAX INFORMATION

You should consult your own tax adviser about your particular situation. For more information about other tax matters, including backup withholding for certain taxpayers and other tax aspects of redemptions, see the SAI.



Berger Funds o January 28, 2003
Berger Small Cap Value Fund II - Service Shares

Berger Small Cap Value Fund II

ORGANIZATION OF THE FUND

INVESTMENT MANAGERS


On September 3, 2002, Stilwell Financial Inc. (Stilwell), the parent company of Berger Financial Group LLC (BFG), announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC (Janus Capital). As a result of the consolidation, effective January 1, 2003, Janus Capital Corporation and Stilwell merged and the new organization - Janus Capital Group Inc. - is now responsible for the strategic direction of its investment management subsidiaries including BFG. BFG is now 86% owned by Janus Capital and it is anticipated that BFG will be dissolved. Bay Isle Financial LLC (Bay Isle), a wholly owned subsidiary of BFG, will become a subsidiary of Janus Capital.



In connection with the reorganization of BFG, the Berger Funds' Independent Trustees approved, subject to shareholder approval, the appointment of Janus Capital as the adviser to certain Berger value funds and the reorganization of these funds into the Janus fund family. Shareholders of Berger Small Cap Value Fund II will be asked to vote on this proposal. Under the proposed reorganization, Bay Isle will remain the sub-adviser to Berger Small Cap Value Fund II and the Fund will be merged into a newly created Janus small cap value fund.



It is anticipated that shareholders will be receiving materials about the proposals in January and that a shareholders meeting will be held in March 2003.



JANUS CAPITAL MANAGEMENT LLC (JANUS CAPITAL) (100 Fillmore Street, Denver, Colorado 80206) also serves as investment adviser to the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital began serving as investment adviser to the Janus Fund in 1970.



BERGER FINANCIAL GROUP LLC (BFG) (210 University Blvd., Denver, CO 80206) is the Fund's investment adviser. BFG serves as investment adviser, sub-adviser or administrator to mutual funds and institutional investors. BFG has been in the investment advisory business since 1974. As investment adviser, BFG oversees, evaluates and monitors the investment advisory services provided by Bay Isle as sub-adviser. The investment advisory fee charged to the Fund is 0.85% of the first $500 million of average daily net assets, 0.80% of the next $500 million and 0.75% in excess of $1 billion. For the most recent fiscal year, the Fund paid BFG an advisory fee of 0.85% of net assets. After expense reimbursement, the Service Shares class of the Fund paid BFG no advisory fee.



BAY ISLE FINANCIAL LLC (BAY ISLE), (475 14th Street, Suite 550, Oakland, California 94612), serves as investment adviser or sub-adviser to mutual funds, institutional investors and individual separate accounts. As sub-adviser, Bay Isle provides day-to-day management of the investment operations of Berger Small Cap Value Fund II.


Bay Isle, using a team approach, has been the investment manager for the Fund since its inception on March 28, 2002. No one person of the investment team is primarily


                                                 Berger Funds o January 28, 2003
                                 Berger Small Cap Value Fund II - Service Shares

18
responsible for making investment recommendations. Bay Isle is the sub-adviser to the Fund and has been managing value accounts since 1987.

PORTFOLIO TURNOVER

Portfolio changes are made whenever the Fund's investment manager believes that the Fund's goal could be better achieved by investment in another security, regardless of portfolio turnover. At times, portfolio turnover for the Fund may exceed 100% per year. A turnover rate of 100% means the securities owned by the Fund were replaced once during the year. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

12B-1 ARRANGEMENTS

You pay no sales charge or commissions when you buy or sell Fund shares. However, the Fund has adopted a 12b-1 plan for its Service Shares class, permitting them to pay a fee in connection with distribution of those shares. BFG is entitled to be paid a fee under the plan of 0.25% of the Fund's average daily net assets attributable to the Service Shares. Because this fee is paid on an ongoing basis, this may result in the cost of your investment increasing and over time may cost you more than other types of sales charges. The fee may be used for such things as marketing and promotion, compensation to dealers and others who provide distribution and administrative services, and shareholder support services (such as routine requests for information).

SERVICE FEE

The Fund pays BFG a shareholder service fee at an annual rate of 0.25% of the average daily net assets of the Service Shares class for providing shareholder and other administrative services to investors in order to maintain their accounts. BFG may select and compensate others to perform these services for their investors, including retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries.

SPECIAL FUND STRUCTURE

The Fund currently has three classes of shares. The Service Shares are offered through this prospectus and are available through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. The Investor Shares are offered through a separate prospectus and are available to the general public with a minimum account balance of $2,500. The Institutional Shares are offered through a separate prospectus and are designed for investors who maintain a minimum account balance of $250,000. Each class of shares has its own expenses so that share price, performance and distributions will differ between classes. The 12b-1 plan adopted by the Berger Small Cap Value Fund II applies to the Investor Shares and Service Shares classes. For more information on Investor Shares, please call 1-800-333-1001. For more information on Institutional Shares, please call 1-800-259-2820.


For more information on the multi-class fund structure, see the SAI.




Berger Funds o January 28, 2003
Berger Small Cap Value Fund II - Service Shares

Financial Highlights



FINANCIAL HIGHLIGHTS FOR THE FUND



The financial highlights will help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share. Total return shows you how much your investment in the Fund increased or decreased during each period, assuming you reinvested all dividends and distributions. Except as otherwise noted, PricewaterhouseCoopers, LLP, independent accountants, audited this information. Their report in included in the Fund's annual report, which is available without charge upon request.



BERGER SMALL CAP VALUE FUND II -- SERVICE SHARES

For a Share Outstanding Throughout the Period



                                                              Period from
                                                            March 28, 2002(1)
                                                         to September 30, 2002
--------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 10.00
--------------------------------------------------------------------------------
From investment operations
    Net realized and unrealized losses from investments
    and foreign currency transactions                             (1.76)
--------------------------------------------------------------------------------
Total from investment operations                                  (1.76)
--------------------------------------------------------------------------------
Net asset value, end of period                                  $  8.24
--------------------------------------------------------------------------------
Total Return(2)                                                  (17.60)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (in thousands)                    $   359
    Net expense ratio to average net assets(4)                     3.18%(3)
    Ratio of net investment loss to average net assets            (1.28)%(3)
    Gross expense ratio to average net assets                      4.66%(3)
    Portfolio turnover rate(2)                                       11%



(1)  Commencement of investment operations for Service Shares.



(2)  Not annualized.



(3)  Annualized.



(4) Net expenses represent gross expenses reduced by fees waived and/or reimbursed by the Adviser.



                                                 Berger Funds o January 28, 2003
                                 Berger Small Cap Value Fund II - Service Shares

FOR MORE INFORMATION:

Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance over the past year.

You may wish to read the Statement of Additional Information (SAI) for more information on the Fund and the securities in which it invests. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of the prospectus.

You can get free copies of the annual and semi-annual reports and the SAI, request other information or get answers to your questions about the Fund by writing or calling the Fund at:

Berger Funds

P.O. Box 219958

Kansas City, MO 64121-9958

(800) 259-2820

bergerfunds.com

A downloadable file of the SAI and annual and semi-annual reports may also be obtained at bergerfunds.com.

Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR database on the SEC's web site at http://www.sec.gov.

You can also review and obtain copies of more information about the Fund (including the SAI) by visiting the SEC's Public Reference Room in Washington D.C. For information on the operation of the Public Reference Room, call (202) 942-8090. Copies of documents may also be obtained, after paying a duplicating fee, by sending your request to the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Room, Washington, D.C.20549-0102.

INVESTMENT COMPANY ACT FILE NUMBER:

Berger Investment Portfolio Trust 811-8046
(Berger Small Cap Value Fund II - Service Shares)

                                                                       SCV2SPROS

                               BERGER GROWTH FUND

                          BERGER LARGE CAP GROWTH FUND

                           BERGER MID CAP GROWTH FUND
                 (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)

               BERGER SMALL COMPANY GROWTH FUND - INVESTOR SHARES
                 (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)

              BERGER INFORMATION TECHNOLOGY FUND - INVESTOR SHARES
                 (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)

                   BERGER MID CAP VALUE FUND - INVESTOR SHARES
                 (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)

                BERGER SMALL CAP VALUE FUND II - INVESTOR SHARES
                 (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)

                              BERGER BALANCED FUND
                 (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)


                       STATEMENT OF ADDITIONAL INFORMATION
                        INVESTOR SERVICES: 1-800-551-5849

                  This Statement of Additional Information ("SAI") is not a prospectus. It relates to the Prospectus for the Berger Funds listed above (the "Funds"), dated January 28, 2003, as it may be amended or supplemented from time to time, which may be obtained by writing the Funds at P.O. Box 5005, Denver, Colorado 80217-5005, or calling 1-800-333-1001.

                  This SAI describes each of these Funds, which have many features in common, but may have different investment objectives and different investment emphases.

                  The financial statements of each of the Funds for the fiscal year or period ended September 30, 2002, and the related Report of Independent Accountants on those statements, are incorporated into this SAI by reference from the Funds' 2002 Annual Report to Shareholders dated September 30, 2002.

                  Copies of the Annual Report are available, without charge, upon request, by calling 1-800-333-1001.


                             DATED JANUARY 28, 2003

                                TABLE OF CONTENTS
                                        &
                         CROSS-REFERENCES TO PROSPECTUS

                                                                CROSS-REFERENCES TO
                                                        PAGE    RELATED DISCLOSURES
SECTION                                                  NO.    IN PROSPECTUS
-------                                                 ----    -------------------
     Introduction                                         1     Table of Contents

1.   Investment Strategies and Risks of the Funds.        1     Berger Funds; Investment Techniques, Securities
                                                                and the Associated Risks

2.   Investment Restrictions                             16     Berger Funds; Investment Techniques, Securities
                                                                and the Associated Risks

3.   Management of the Funds                             20     Organization of the Berger Funds Family

4.   Interim Investment Adviser, Investment Adviser      30     Organization of the Berger Funds Family
     and Sub-Advisers

5.   Expenses of the Funds                               34     Berger Funds; Organization of the Berger Funds
                                                                Family; Financial Highlights for the Berger Funds
                                                                Family

6.   Brokerage Policy                                    40     Organization of the Berger Funds Family

7.   How to Purchase and Redeem Shares in                43     To Open an Account or Purchase Shares; Selling
     the Funds                                                  (Redeeming) Shares

8.   How the Net Asset Value is Determined               44     Your Share Price

9.   Income Dividends, Capital Gains Distributions       45     Distributions and Taxes
     and Tax Treatment

10.  Suspension of Redemption Rights                     46     Information About Your Account

11.  Tax-Sheltered Retirement Plans                      47     Tax-Sheltered Retirement Plans

12.  Exchange Privilege and Systematic Withdrawal        50     Exchanging Shares; Selling (Redeeming) Shares
     Plan

13.  Performance Information                             51     Financial Highlights for the Berger Funds Family

14.  Additional Information                              55     Organization of the Berger Funds Family; Special
                                                                Fund Structures

     Financial Information                               59     Financial Highlights

                                  INTRODUCTION


                  The Funds described in this SAI are all mutual funds, or open-end management investment companies. All of the Funds are diversified funds. Although each Fund is offering only its own shares and is not participating in the sale of the shares of the other Funds, it is possible that a Fund might become liable for any misstatement, inaccuracy or incomplete disclosure in the Prospectus or SAI concerning the other Funds.

1.                INVESTMENT STRATEGIES AND RISKS OF THE FUNDS

                  The Prospectus discusses the investment objective of each of the Funds and the principal investment strategies employed to achieve that objective. It also describes the principal risks of investing in each Fund.

                  This section contains supplemental information concerning the types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies.

                  COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, any of the Funds may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.

                  DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities that bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Funds will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases where the ratings assigned by more than one rating agency differ, the Funds will consider the security as rated in the higher category. If nonconvertible securities purchased by a Fund are downgraded to below investment grade following purchase, the directors or trustees of the Fund, in consultation with the Fund's adviser or sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

                  Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by a Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by a Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

                  Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.


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                  CONVERTIBLE SECURITIES. Each Fund may also purchase debt or equity securities that are convertible into common stock when the Fund's adviser or sub-adviser believes they offer the potential for a higher total return than nonconvertible securities. Although fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities that the Funds may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Fund's adviser or sub-adviser. The Funds have no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Funds will not invest in any security in default at the time of purchase, and each of the Funds will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by a Fund are downgraded following purchase, or if other circumstances cause 20% or more of a Fund's assets to be invested in convertible securities rated below investment grade, the directors or trustees of the Fund, in consultation with the Fund's adviser or sub-adviser will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI. Convertible securities will be included in the 25% of total assets the Berger Balanced Fund will keep in fixed-income senior securities. However, only that portion of their value attributable to their fixed-income characteristics will be used in calculating the 25%.

                  ZEROS/STRIPS. Each Fund, except the Berger Small Company Growth Fund, may invest in zero coupon bonds or in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued, but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality.

                  SECURITIES OF SMALLER COMPANIES. Each Fund may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies because smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

                  SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. Each Fund may invest in securities of companies with limited operating histories. Each Fund considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

                  INITIAL PUBLIC OFFERINGS. Each Fund may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories".


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

                  Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal investors. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

                  The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, a Fund's adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's investors. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

                  The effect of an IPO investment can have a magnified impact on a Fund's performance when the Fund's asset base is small. Consequently, IPOs may constitute a significant portion of a Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of a Fund's assets as it increases in size and therefore have a more limited effect on the Fund's performance.

                  There can be no assurance that IPOs will continue to be available for the Funds to purchase. The number or quality of IPOs available for purchase by a Fund may vary, decrease or entirely disappear. In some cases, a Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.

                  The adviser's or sub-adviser's IPO trade allocation procedures govern which Funds and other advised accounts participate in the allocation of any IPO. See the heading "Trade Allocations" under Section 4. Under these IPO allocation procedures, a Fund generally will not participate in an IPO if the securities available for allocation to the Fund are insignificant relative to the Fund's net assets. As a result, any Fund or account whose assets are very large is not likely to participate in the allocation of many IPOs.

                  FOREIGN SECURITIES. Each Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Funds' investments may also include American Depositary Receipts
(ADRs), European Depositary Receipts (EDRs) that are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs).

                  Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Funds. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature and to political systems that can be expected to have less stability than developed countries.

                  There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing a Fund to experience losses or miss investment opportunities. The use of a foreign securities depository may increase this risk. The Funds


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may maintain assets with a foreign securities depository if certain conditions are met. A foreign securities depository may maintain assets on behalf of a Fund if the depository: (a) acts as or operates a system for the central handling of securities that is regulated by a foreign financial regulatory authority; (b) holds assets on behalf of the Fund under safekeeping conditions no less favorable than those that apply to other participants; (c) maintains records that identify the assets of participants and keeps its own assets separated from the assets of participants; (d) provides periodic reports to participants; and
(e) undergoes periodic examination by regulatory authorities or independent accountants. In addition, the Fund's primary custodian provides the Fund with an analysis of the custodial risks of using a depository, monitors the depository on a continuous basis and notifies the Fund of any material changes in risks associated with using the depository. In general, the analysis may include an analysis of a depository's expertise and market reputation; the quality of its services, its financial strength, and insurance or indemnification arrangements; the extent and quality of regulation and independent examination of the depository; its standing in published ratings; its internal controls and other procedures for safeguarding investments; and any related legal proceedings.

                  Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. A Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, a Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

                  For any Fund invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

                  PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). Each Fund may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of a Fund's expenses (management fees and operating expenses), investors will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9.

                  ILLIQUID AND RESTRICTED SECURITIES. Each Fund is authorized to invest in securities that are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Funds will not purchase any such security, the purchase of which would cause a Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that a Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, a Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of a Fund's net assets to be invested in illiquid securities, the directors or trustees of that Fund, in consultation with the Fund's adviser or sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

                  Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the directors or trustees, a Fund's adviser or sub-adviser will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the marketplace trades (e.g., the time needed


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to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The liquidity of a Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

                  REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which a Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. The Funds will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of a Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

                  These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) but involve certain risks, such as credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that a Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Funds expect that these risks can be controlled through careful monitoring procedures.

                  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Funds do not currently intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by a Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in a Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into but in no event later than 90 days. However, no payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction.

                  When a Fund purchases securities on a when-issued basis, it will maintain, in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

                  LENDING OF PORTFOLIO SECURITIES. Each Fund, except the Berger Growth Fund and the Berger Large Cap Growth Fund, may lend their securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Loans of securities by a Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-


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to-market on a daily basis. By lending its securities, a Fund will be attempting to generate income through the receipt of interest on the loan, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

                  Each Fund permitted to lend its portfolio securities may lend to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940 or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and
(d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

                  A Fund lending securities bears risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Funds will not lend their portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of a Fund's total assets (including the value of the collateral received to secure the loan). Loan arrangements made by a Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's directors or trustees.

                  Although voting rights with respect to loaned securities pass to the borrower, the Funds retain the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall loaned securities in time to exercise voting rights may be unsuccessful, especially for foreign securities or thinly traded securities. In addition, it is expected that loaned securities will be recalled for voting only when the items being voted on are, in the judgment of the lending Fund's adviser or sub-adviser, either material to the economic value of the security or threaten to materially impact the issuing company's corporate governance policies or structure.

                  SHORT SALES. Each Fund is permitted to engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").

                  In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

                  Under prior law, a Fund could have made a short sale, as described above, when it wanted to sell a security it owned at a current attractive price but also wished to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. However, federal tax legislation has since eliminated the ability to defer

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recognition of gain or loss in short sales against the box, and accordingly it is not anticipated that the Funds will be engaging in these transactions unless there are further legislative changes.

                  SPECIAL SITUATIONS. Each Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or that are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

                  HEDGING TRANSACTIONS. Each Fund is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, protecting against market risk caused by market movements that may adversely affect the value of a Fund's securities or the price of securities that a Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures that may be established by the directors or trustees from time to time. In addition, the Funds are not required to hedge. Decisions regarding hedging are subject to the adviser's or sub-adviser's judgment of the cost of the hedge, its potential effectiveness and other factors the adviser or sub-adviser considers pertinent.

                  A hedging transaction may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit a Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, hedging transactions do not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire. Use of these instruments by a Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation or, in the case of a call option written by the Fund, may exceed the premium received for the option. However, a Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by that Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

                  The principal risks of a Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions;
(c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  Following is additional information concerning the futures, forwards and options that each of the Funds may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, those Funds may only write call options that are covered and only up to 25% of the Fund's total assets.

                  Futures Contracts. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

                  Each Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

                  Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Funds upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. A Fund will incur brokerage fees when it buys or sells futures contracts.

                  In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. A Fund will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

                  Where applicable, each Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, a Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

                  Although a Fund will hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets will be available to the Fund immediately upon closing out the futures position.

                  The acquisition or sale of a futures contract may occur, for example, when a Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. A Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows a Fund to maintain a defensive position without having to sell portfolio securities.

                  Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, a Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated, and the Fund could buy equity securities on the cash market.

                  The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions that could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a Fund still may not result in a successful use of futures.

                  Futures contracts entail additional risks. Although a Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, each Fund utilizing futures contracts intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

                  The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not exactly match the Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

                  Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

                  Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, a Fund's access to other assets held to cover its futures positions could also be impaired.

                  Options on Futures Contracts. Each Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, a Fund may buy a call option on a futures contract to hedge against a market advance, and a Fund might buy a put option on a futures contract to hedge against a market decline.

                  The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency that is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, a Fund will retain the full amount of the option premium that provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option a Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

                  The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

                  The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

                  Forward Foreign Currency Exchange Contracts. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Funds authorized to utilize forward contracts currently intend that they will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although a Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Funds' objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated exchange.

                  The following discussion summarizes the relevant Funds' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). A Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. A Fund may also enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

                  These types of hedging minimize the effect of currency appreciation as well as depreciation but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund's currency exposure from one foreign currency to another limits that Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

                  A Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Funds' custodian will segregate cash or liquid assets having a value equal to the aggregate amount of such Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of a Fund's commitments with respect to such contracts.

                  While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Funds' ability to utilize forward contracts may be restricted. A Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when a Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, each Fund utilizing forward contracts intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

                  Options on Securities and Securities Indices. Each Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price, or will not decrease (in the case of a put) to below the exercise price in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by a Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when a Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

                  A call option written by a Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

                  The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

                  The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. If a Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

                  A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

                  An option position may be closed out only when a secondary market exists for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that a Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (a) there may be insufficient trading interest in certain options, (b) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (c) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (d) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (e) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (f) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

                  In addition, when a Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  An option on a securities index is similar to an option on a security except that rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

                  A Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. A Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

                  An example of a hedging transaction using an index option would be if a Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Funds will generally invest may be imperfect, the Funds utilizing put options expect, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.

                  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Berger Balanced Fund may invest in certain mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Asset-backed securities are similar, except that they are backed by assets other than mortgages, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements (credit cards).

                  The primary risk of any mortgage-backed or asset-backed security is the uncertainty of the timing of cash flows from the assets underlying the securities. See the subheading "Special Risks of Mortgage-Backed Securities" below for more information about prepayment and extension risks. Also, see the subheading "Asset-Backed Securities" below for more information about asset-backed securities.

                  There are currently three basic types of mortgage-backed securities: (a) those issued or guaranteed by the United States Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC); (b) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities; and (c) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

                  U.S. Government Mortgage-Backed Securities. The Berger Balanced Fund may invest in mortgage-backed securities issued or guaranteed by GNMA, FNMA and FHLMC. GNMA certificates are backed by the "full faith and credit" of the United States. FNMA and FHLMC certificates are not backed by the full faith and credit of the United States, but the issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the U.S. Treasury. The U.S. Treasury has no legal obligation to provide such line of credit and may choose not to do so. Each of GNMA, FNMA and FHLMC guarantee timely distribution of interest to certificate holders. GNMA and FNMA also guarantee timely distribution of scheduled principal payments. FHLMC generally guarantees only the ultimate collection of principal of the underlying mortgage loans.

                  Collateralized Mortgage Obligations and Multiclass Pass-Through Securities. The Berger Balanced Fund may also invest in collateralized mortgage obligations (CMOs). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral is referred to in this section as Mortgage Assets). Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U. S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The Fund may invest in CMOs issued by private entities only if the CMOs are rated at least investment grade (at least BBB by S&P or Baa by Moody's) or, if unrated, are determined to be of comparable quality.

                  In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. Certain CMOs may have variable or floating interest rates. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways.

                  Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-backed securities. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches may be higher than prevailing market yields on mortgage-backed securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile.

                  The Berger Balanced Fund also may invest in parallel pay CMOs and Planned Amortization Class CMOs (PAC Bonds). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds always are parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

                  The Berger Balanced Fund may not invest in "stripped" mortgage-backed securities (interest-only securities (IOs) or principal-only securities (POs)) or in mortgage-backed securities known as "inverse floaters."

                  Adjustable Rate Mortgages. The Berger Balanced Fund may also invest in adjustable rate mortgage securities (ARMs), which are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. ARMs, like fixed rate mortgages, have a specified maturity date, and the principal amount of the mortgage is repaid over the life of the mortgage. Unlike fixed rate mortgages, the interest rate on ARMs is adjusted at regular intervals based on a specified, published interest rate "index" such as a Treasury rate index. The new rate is determined by adding a specific interest amount, the "margin," to the interest rate of the index. Investment in ARM securities allows the Fund to participate in changing interest rate levels through regular adjustments in the coupons of the underlying mortgages, resulting in more variable current income and lower price volatility than longer-term fixed rate mortgage securities. ARM securities are a less effective means of locking in long-term rates than fixed rate mortgages since the income from adjustable rate mortgages will increase during periods of rising interest rates and decline during periods of falling rates.

                  Private Mortgage Pass-Through Securities. Private mortgage pass-through securities are structured similarly to the GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of GNMA, FNMA and FHLMC, these securities generally are structured with one or more types of credit enhancement to make them more secure, which may be through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of those approaches. The Berger Balanced Fund may invest in private mortgage pass-through securities only if they are rated AA/Aa (S&P/Moody's) or above.

                  Special Risks of Mortgage-Backed Securities. Mortgage-backed securities have certain different characteristics than traditional debt securities. As a result of the risks associated with these securities, the Fund could realize a loss by investing in them, regardless of their rating or their credit enhancement features.

                  Among the major differences between mortgage-backed securities and traditional debt securities are that on mortgage-backed securities, interest and principal payments are made more frequently, usually monthly, and principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time, usually without penalty. Changes in the rate of prepayments will generally affect the yield to maturity of the security. Moreover, when the holder of the security attempts to reinvest prepayments of principal and interest, it may receive a rate of interest that is higher or lower than the rate on the mortgage-backed securities originally held. To the extent that mortgage-backed securities are purchased at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If such securities are bought at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to investors, will be taxable as ordinary income.

                  Mortgage-backed securities, like all fixed-income securities, generally decrease in value as a result of increases in interest rates. In addition, although generally the value of fixed-income securities increases during periods of falling interest rates and decreases during periods of rising interest rates, as a result of prepayments and other factors, this is not always the case with respect to mortgage-backed securities.

                  Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule, prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates (extension risk). Accordingly, during a period of declining rates, the Fund is likely to have greater amounts to reinvest as a result of prepayments and is likely to have to reinvest those amounts at lower interest rates than during a period of rising interest rates. Mortgage-backed securities generally decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

                  The Berger Balanced Fund may invest in mortgage derivative securities, such as CMOs, the average life of which is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. In addition, under certain market conditions, the average weighted life of mortgage derivative securities may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of mortgage derivative securities may fluctuate to a greater extent than would be expected from interest rate movements alone.

                  The Berger Balanced Fund's investments in mortgage derivative securities also subject the Fund to extension risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.

                  In addition, CMOs and other mortgage-backed securities issued by private entities are not U.S. government securities and are not guaranteed by any government agency, although the pool of securities underlying a privately issued mortgage-backed security may be subject to a guarantee. Therefore, if the collateral securing a privately issued mortgage-backed security held by the Fund, in addition to any third party credit support or guarantees, is insufficient to make payment, the Fund could sustain a loss on its investment in that security. However, as stated above, the Fund will invest in CMOs and other mortgage-backed securities issued by private entities only if they are rated AA/Aa (S&P/Moody's) or above.

                  Asset-Backed Securities. The Berger Balanced Fund may also invest in asset-backed securities. Asset-backed securities are securities that represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and are subject to many of the same risks. See the subheading "Special Risks of Mortgage-Backed Securities" above for a discussion of those risks. In addition, asset-backed securities involve certain risks that are not posed by mortgage-backed securities, since asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, including the bankruptcy laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds for repossessed collateral may not always be sufficient to support payments on these securities.

                  New instruments and variations of existing mortgage-backed securities and asset-backed securities continue to be developed. The Fund may invest in any such instruments or variations as may be developed, to the extent consistent with its investment objective and policies and applicable legal requirements.

                  TEMPORARY DEFENSIVE MEASURES. Although the Funds reserve the right to take temporary defensive measures, it is the intention of the Funds to remain fully invested at all times. Each Fund may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis, when its adviser or sub-adviser believes market, economic or political conditions warrant a temporary defensive position. In addition, certain unusual circumstances may force a Fund to temporarily depart from the investment requirement implied by its name. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, a Fund could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.

                  PORTFOLIO TURNOVER. The portfolio turnover rates of each of the Funds are shown in the Financial Highlights tables included in the Prospectus. The annual portfolio turnover rates of the Funds at times have exceeded 100%. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in a Fund's portfolio are replaced in a period of one year. The Funds anticipate that their portfolio turnover rates in future years may exceed 100%, and investment changes will be made whenever management deems them appropriate even if this results in a higher portfolio turnover rate. In addition, portfolio turnover for the Funds may increase as a result of large amounts of purchases and redemptions of shares of the Funds due to economic, market or other factors that are not within the control of management.

                  Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Funds. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of a Fund, although sales of certain stocks could lead to realization of gains and, possibly, increased taxable distributions to investors. The Funds' brokerage policy is discussed further under Section 6--Brokerage Policy, and additional information concerning income taxes is located under Section 9--Income Dividends, Capital Gains Distributions and Tax Treatment.

2.                INVESTMENT RESTRICTIONS

                  As indicated in the Prospectus, the investment objective of each Fund is as follows:

FUND                                    INVESTMENT OBJECTIVE
----                                    --------------------
Berger Growth Fund                      Long-term capital appreciation

Berger Large Cap Growth Fund            Capital appreciation

Berger Mid Cap Growth Fund              Capital appreciation

Berger Small Company Growth Fund        Capital appreciation

Berger Information Technology Fund      Capital appreciation

Berger Mid Cap Value Fund               Capital appreciation

Berger Small Cap Value Fund II          Capital appreciation

Berger Balanced Fund                    Capital appreciation and current income

                  The investment objectives of each of the Funds are considered fundamental, meaning that they cannot be changed without an investor vote. There can be no assurance that any of the Funds' investment objectives will be realized.

                  Effective January 2001, the Directors of the Berger Growth and Income Fund approved a change in the name and non-fundamental investment strategies of the Fund from that of a Growth and Income Fund to a Large Cap Growth Fund, and in doing so eliminated the Fund's secondary investment objective.

                  Each Fund has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without an investor vote. The principal policies and strategies used by the Funds are described in the Prospectus.

                  In addition, each Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (a) 67% or more of the voting securities of the Fund present at a meeting of investors thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the directors or trustees without an investor vote.

BERGER MID CAP GROWTH FUND, BERGER SMALL COMPANY GROWTH FUND, BERGER INFORMATION TECHNOLOGY FUND, BERGER MID CAP VALUE FUND, BERGER SMALL CAP VALUE FUND II AND BERGER BALANCED FUND

                  Except as noted, the following fundamental restrictions apply to each of the Berger Mid Cap Growth Fund, the Berger Small Company Growth Fund, the Berger Information Technology Fund, the Berger Mid Cap Value Fund, the Berger Small Cap Value Fund II and the Berger Balanced Fund. The Fund may not:

                  1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

                  2. Invest in any one industry (other than U.S. government securities) 25% or more (more than 25%, in the case of the Berger Small Company Growth Fund) of the value of its total assets at the time of such investment.

                  3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

                  4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

                  5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

                  In implementing the industry concentration investment restriction (no. 2 above), the Berger Small Company Growth Fund intends not to invest in any one industry more than 25%of the value of its total assets at the time of such investment.

                  The trustees have adopted additional non-fundamental investment restrictions for the Berger Mid Cap Growth Fund, the Berger Small Company Growth Fund, the Berger Information Technology Fund, the Berger Mid Cap Value Fund, the Berger Small Cap Value Fund II and the Berger Balanced Fund. These limitations may be changed by the trustees without an investor vote. The non-fundamental investment restrictions include the following:

                  1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

                  2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

                  3. The Fund may not invest in companies for the purposes of exercising control of management.

                  4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

                  5. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                  6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

                  7. Each Fund, with the exception of the Berger Information Technology Fund and Berger Balanced Fund, has adopted an investment strategy pursuant to Rule 35d-1 of the 1940 Act, which requires that at least 80% of the Funds' net assets (plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in a strategy suggested by the Funds' name. Investors will be given at least 60 days' notice prior to any change in the existing investment strategy of the Funds.

BERGER GROWTH FUND AND BERGER LARGE CAP GROWTH FUND

                  The following fundamental restrictions apply to the Berger Growth Fund and the Berger Large Cap Growth Fund. The Funds may not:

                  1. Purchase the securities of any one issuer (except U.S. Government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities or of any class of securities of such issuer.

                  2. Purchase securities of any company with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the Fund's investments in all such companies taken at cost to exceed 5% of the value of the Fund's total assets.

                  3. Invest in any one industry more than 25% of the value of its total assets at the time of such investment.

                  4. Make loans, except that the Fund may enter into repurchase agreements in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

                  5. Borrow in excess of 5% of the value of its total assets, or pledge, mortgage, or hypothecate its assets taken at market value to an extent greater than 10% of the Fund's total assets taken at cost (and no borrowing may be undertaken except from banks as a temporary measure for extraordinary or emergency purposes). This limitation shall not prohibit or restrict short sales or deposits of assets to margin or guarantee positions in futures, options or forward contracts, or the segregation of assets in connection with any of such transactions.

                  6. Purchase or retain the securities of any issuer if those officers and directors of the Fund or its investment adviser owning individually more than 1/2 of 1% of the securities of such issuer together own more than 5% of the securities of such issuer.

                  7. Purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

                  8. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security) or invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except, only for the purpose of hedging, (a) financial futures transactions, including futures contracts on securities, securities indices and foreign currencies, and options on any such futures, (b) forward foreign currency exchange contracts and other forward commitments and (c) securities index put or call options.

                  9. Participate on a joint or joint and several basis in any securities trading account.

                  10. Invest in companies for the purposes of exercising control of management.

                  In implementing the industry concentration investment restriction (no. 3 above), each Fund intends not to invest in any one industry 25% or more of the value of its total assets at the time of such investment.

                  The directors have adopted additional non-fundamental investment restrictions for the Berger Growth Fund and the Berger Large Cap Growth Fund. The directors may change these limitations without an investor vote. The non-fundamental investment restrictions include the following:

                  1. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                  2. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

                  3. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

                  4. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

                  5. The Berger Large Cap Growth Fund has adopted an investment strategy pursuant to Rule 35d-1 of the 1940 Act, which requires that at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in a strategy suggested by the Fund's name. Investors will be given at least 60 days' notice prior to any change in the existing investment strategy of the Fund.

3.                MANAGEMENT OF THE FUNDS

                  Each Fund is supervised by a board of directors or trustees who are responsible for major decisions about the Funds' policies and overall Fund oversight. Each Fund's board hires the companies that run day-to-day Fund operations, such as the investment adviser, sub-adviser, administrator, transfer agent and custodian.

                  The directors or trustees and executive officers of the Funds are listed below, together with information that includes their principal occupations during the past five years and other principal business affiliations. The directors or trustees of the Funds have adopted a director/trustee retirement age of 75 years.

                               POSITION(s)
                               HELD WITH THE                                                         NUMBER OF
                               TRUST; TERM                                                           FUNDS IN
                               OF OFFICE AND                                                         FUND COMPLEX    OTHER
NAME, ADDRESS                  LENGTH OF                                                             OVERSEEN BY     DIRECTORSHIPS
AND AGE                        TIME SERVED     PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS         TRUSTEE         HELD BY TRUSTEE
-------------                  -------------   ---------------------------------------------         ------------    ---------------
                                                    Independent Trustees/Directors

Michael Owen                   Chairman of     Dean of Zayed University (since September 2000).          17          n/a
210 University Blvd.           the Board;      Formerly self-employed as a financial and
Denver, CO 80206               34 years        management consultant, and in real estate
                                               development (from June 1999 to September 2000).
DOB: 1937                                      Dean (from 1993 to June 1999), and a member of the
                                               Finance faculty (from 1989 to 1993), of the College
                                               of Business, Montana State University. Formerly,
                                               Chairman and Chief Executive Officer of Royal Gold,
                                               Inc. (mining) (1976 to 1989).

Dennis E. Baldwin              Trustee;        President, Baldwin Financial Counseling (since July       17          n/a
210 University Blvd.           11 years        1991). Formerly, Vice President and Denver Office
Denver, CO 80206                               Manager of Merrill Lynch Capital Markets (1978 to
                                               1990).
DOB: 1928

Katherine A. Cattanach, CFA    Vice Chair of   General Partner/Managing Principal (since September       17          n/a
210 University Blvd.           the Board;      1987), Sovereign Financial Services, Inc.
Denver, CO 80206               8 years         (financial consulting and management firm).
                                               Executive Vice President (1981 to 1988), Captiva
DOB: 1945                                      Corporation, Denver, Colorado (private investment
                                               management firm). Ph.D. in Finance (Arizona State
                                               University).

Paul R. Knapp                  Trustee;        Executive Officer of DST Systems, Inc. ("DST"), a         17          Director and
210 University Blvd.           8 years         publicly traded information and transaction                           Vice President
Denver, CO 80206                               processing company, which acts as the Funds'                          (February 1998
                                               transfer agent (since October 2000). DST is 33%                       to November
DOB: 1945                                      owned by Janus Capital Group Inc., which indirectly                   2000) of West
                                               owns approximately 86% of Berger Financial Group                      Side
                                               LLC. Mr. Knapp owns common shares and options                         Investments,
                                               convertible into common shares of DST Systems                         Inc.
                                               which, in the aggregate and assuming exercise of                      (investments),
                                               the options, would result in his owning less than                     a wholly owned
                                               1/2 of 1% of DST System's common shares. Mr. Knapp                    subsidiary of
                                               is also President of Vermont Western Assurance,                       DST Systems,
                                               Inc., a wholly owned subsidiary of DST Systems                        Inc.
                                               (since December 2000). President, Chief Executive
                                               Officer and a director (September 1997 to October
                                               2000) of DST Catalyst, Inc., an international
                                               financial markets consulting, software and computer
                                               services company, (now DST International, a
                                               subsidiary of DST). Previously (1991 to October
                                               2000), Chairman, President, Chief Executive Officer
                                               and a director of Catalyst Institute (international
                                               public policy research organization focused
                                               primarily on financial markets and institutions);
                                               also (1991 to September 1997), Chairman, President,
                                               Chief Executive Officer and a director of Catalyst
                                               Consulting (international financial institutions
                                               business consulting firm).

                               POSITION(s)
                               HELD WITH THE                                                         NUMBER OF
                               TRUST; TERM                                                           FUNDS IN
                               OF OFFICE AND                                                         FUND COMPLEX    OTHER
NAME, ADDRESS                  LENGTH OF                                                             OVERSEEN BY     DIRECTORSHIPS
AND AGE                        TIME SERVED     PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS         TRUSTEE         HELD BY TRUSTEE
-------------                  -------------   ---------------------------------------------         ------------    ---------------
Harry T. Lewis, Jr.            Trustee;        Lewis Investments (since June 1988) (self-employed        17          Director, J.D.
210 University Blvd.           15 years        private investor). Formerly, Senior Vice                              Edwards & Co.
Denver, CO 80206                               President, Rocky Mountain Region, of Dain Bosworth                    (1995 to March
                                               Incorporated and member of that firm's Management                     2002);
DOB: 1933                                      Committee (1981 to 1988).                                             Director,
                                                                                                                     National Fuel
                                                                                                                     Corporation
                                                                                                                     (oil & gas
                                                                                                                     production);
                                                                                                                     Advisory
                                                                                                                     Director,
                                                                                                                     Otologics, LLC,
                                                                                                                     (implantable
                                                                                                                     hearing aid)
                                                                                                                     (since 1999);
                                                                                                                     Member of
                                                                                                                     Community
                                                                                                                     Advisory Board,
                                                                                                                     Wells Fargo
                                                                                                                     Bank-Denver

William Sinclaire              Trustee;        President (since January 1998), Santa Clara LLC           17          n/a
210 University Blvd.           31 years        (privately owned agricultural company). President
Denver, CO 80206                               (from January 1963 to January 1998), Sinclaire
                                               Cattle Co. (privately owned agricultural company).
DOB: 1928

Albert C. Yates                Trustee;        President (since 1990), Chancellor and Professor of       17          Member, Board
210 University Blvd.           1 1/2 years     Chemistry-Department of Chemistry, of Colorado                        of Directors,
Denver, CO 80206                               State University. Formerly Executive Vice                             Adolph Coors
                                               President and Provost (1983 to 1990), Academic Vice                   Company
DOB: 1941                                      President and Provost (1981 to 1983) and Professor                    (brewing
                                               of Chemistry (1981 to 1990) of Washington State                       company) (since
                                               University.  Vice President and University Dean for                   1998); Member,
                                               Graduate Studies and Research and Professor of                        Board of
                                               Chemistry of the University of Cincinnati (1977 to                    Directors,
                                               1981).                                                                Dominion
                                                                                                                     Industrial
                                                                                                                     Capital Bank
                                                                                                                     (1999 to 2000);
                                                                                                                     Member, Board
                                                                                                                     of Directors,
                                                                                                                     Centennial Bank
                                                                                                                     of the West
                                                                                                                     (since 2001)

                               POSITION(s)
                               HELD WITH THE                                                         NUMBER OF
                               TRUST; TERM                                                           FUNDS IN
                               OF OFFICE AND                                                         FUND COMPLEX    OTHER
NAME, ADDRESS                  LENGTH OF                                                             OVERSEEN BY     DIRECTORSHIPS
AND AGE                        TIME SERVED     PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS         TRUSTEE         HELD BY TRUSTEE
-------------                  -------------   ---------------------------------------------         ------------    ---------------

INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson*              President and   President and a director since May 1999 (Executive        17          Audit Committee
210 University Blvd.           Trustee of      Vice President from February 1999 to May 1999) of                     Member of the
Denver, CO 80206               the Trust       Berger Growth Fund and Berger Large Cap Growth                        Public
                               (since May      Fund.  President and a trustee since May 1999                         Employees'
DOB: 1949                      1999)           (Executive Vice President from February 1999 to May                   Retirement
                                               1999) of Berger Investment Portfolio Trust, Berger                    Association of
                                               Institutional Products Trust, Berger Worldwide                        Colorado
                                               Funds Trust, Berger Worldwide Portfolios Trust and                    (pension plan)
                                               Berger Omni Investment Trust.  President and Chief                    (from November
                                               Executive Officer (since June 1999) (Executive Vice                   1997 to
                                               President from February 1999 to June 1999) of                         December 2001).
                                               Berger Financial Group LLC.  Director, President
                                               and Chief Executive Office of Stilwell Management,
                                               Inc. (from September 1999 to December 2002).
                                               President and Chief Executive
                                               Officer of Berger/Bay Isle LLC
                                               (from May 1999 to December
                                               2002). Self-employed as a
                                               consultant from July 1995 to
                                               February 1999. Director of
                                               Wasatch Advisors (investment
                                               management) from February 1997
                                               to February 1999.

* Mr. Thompson is considered an interested person of the Trust due to his positions held at Berger Financial Group LLC (or its affiliated companies).

                                 POSITION(s) HELD WITH THE
NAME, ADDRESS                    TRUST, TERM OF OFFICE AND
AND AGE                          LENGTH OF TIME SERVED               PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------                    -------------------------           ---------------------------------------------
OFFICERS OF THE TRUST

Janice M. Teague*                Vice President of the Trust         Vice President (since November 1998) and Assistant
210 University Blvd.             (since November 1998) and           Secretary (since February 2000 and previously from
Denver, CO 80206                 Assistant Secretary (since          September 1996 to November 1998) and Secretary (from
                                 February 2000)                      November 1998 to February 2000) of the Berger Funds. Vice
DOB: 1954                                                            President (since October 1997), Secretary (since November
                                                                     1998) and Assistant Secretary (from October 1996 to
                                                                     November 1998) with Berger Financial Group LLC. Vice
                                                                     President and Secretary with Berger Distributors LLC (since
                                                                     August 1998). Vice President and Secretary of Bay Isle
                                                                     Financial LLC (since January 2002). Formerly,
                                                                     self-employed as a business consultant (from June 1995 to
                                                                     September 1996).

Andrew J. Iseman*                Vice President of the Trust         Vice President of the Berger Funds (since March 2001).
210 University Blvd.             (since Mar. 2001)                   Vice President (since September 1999) and Chief Operating
Denver, CO 80206                                                     Officer (since November 2000) of Berger Financial Group
                                                                     LLC. Manager (since September 1999) and Director (from
DOB: 1964                                                            June 1999 to September 1999) of Berger Distributors LLC.
                                                                     Vice President-Operations (from February 1999 to November
                                                                     2000) of Berger Financial Group LLC. Associate (from
                                                                     November 1998 to February 1999) with DeRemer & Associates
                                                                     (a consulting firm). Vice President-Operations (from
                                                                     February 1997 to November 1998) and Director of Research
                                                                     and Development (from May 1996 to February 1997) of Berger
                                                                     Financial Group LLC.

                                 POSITION(s) HELD WITH THE
NAME, ADDRESS                    TRUST, TERM OF OFFICE AND
AND AGE                          LENGTH OF TIME SERVED               PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------                    -------------------------           ---------------------------------------------
Anthony R. Bosch*                Vice President of the Trust         Vice President of the Berger Funds (since February 2000).
210 University Blvd.             (since Feb. 2000)                   Vice President (since June 1999) and Chief Legal Officer
Denver, CO 80206                                                     (since August 2000) with Berger Financial Group LLC.
                                                                     President, Chief Executive Officer, Manager (since December
DOB: 1965                                                            2002), Vice President (from September 2001 to December
                                                                     2002) and Chief Compliance Officer (since September 2001)
                                                                     with Berger Distributors LLC. Vice President of Bay Isle
                                                                     Financial LLC (since January 2002). Formerly, Assistant
                                                                     Vice President of Federated Investors, Inc. (December 1996
                                                                     through May 1999), and Attorney with the U.S. Securities
                                                                     and Exchange Commission (June 1990 through December 1996).

Brian S. Ferrie*                 Vice President of the Trust         Vice President of the Berger Funds (since November 1998).
210 University Blvd.             (since Nov. 1998)                   Vice President (since February 1997), Treasurer and Chief
Denver, CO 80206                                                     Financial Officer (since March 2001) and Chief Compliance
                                                                     Officer (from August 1994 to March 2001) with Berger
DOB: 1958                                                            Financial Group LLC. Vice President (since May 1996),
                                                                     Treasurer and Chief Financial Officer (since March 2001)
                                                                     and Chief Compliance Officer (from May 1996 to September
                                                                     2001) with Berger Distributors LLC.

John A. Paganelli*               Vice President (since Nov. 1998)    Vice President (since November 1998), Treasurer (since
210 University Blvd.             and Treasurer (since Mar. 2001)     March 2001) and Assistant Treasurer (from November 1998 to
Denver, CO 80206                 of the Trust                        March 2001) of the Berger Funds. Vice President (since
                                                                     November 1998) and Manager of Accounting (from January 1997
DOB: 1967                                                            to November 1998) with Berger Financial Group LLC.
                                                                     Formerly, Manager of Accounting (from December 1994 to
                                                                     October 1996) and Senior Accountant (from November 1991 to
                                                                     December 1994) with Palmeri Fund Administrators, Inc.

Sue Vreeland*                    Secretary of the Trust (since       Secretary of the Berger Funds (since February 2000).
210 University Blvd.             Feb. 2000)                          Assistant Vice President (since April 2002) and Assistant
Denver, CO 80206                                                     Secretary (since June 1999) of Berger Financial Group LLC.
                                                                     Assistant Secretary of Berger Distributors LLC (since June
DOB: 1948                                                            1999) and Bay Isle Financial LLC (since December 2001).
                                                                     Formerly, Assistant Secretary of the Janus Funds (from
                                                                     March 1994 to May 1999), Assistant Secretary of Janus
                                                                     Distributors, Inc. (from June 1995 to May 1997) and Manager of Fund Administration for Janus Capital Corporation (from
                                                                     February 1992 to May 1999).

David C. Price, CPA*             Assistant Vice President of the     Assistant Vice President (since March 2001) of the Berger
210 University Blvd.             Trust (since Mar. 2001)             Funds. Assistant Vice President-Compliance (since March
Denver, CO 80206                                                     2001) and Manager-Compliance (from October 1998 to March
                                                                     2001) with Berger Financial Group LLC. Formerly, Senior
DOB: 1969                                                            Auditor (from July 1996 to August 1998) and Auditor (from
                                                                     August 1993 to June 1996) with PricewaterhouseCoopers LLP, a public accounting firm.

Lance V. Campbell, CFA, CPA*     Assistant Treasurer of the Trust    Assistant Treasurer (since March 2001) of the Berger Funds.
210 University Blvd.             (since Mar. 2001)                   Assistant Vice President (since January 2002) and Manager
Denver, CO 80206                                                     of Investment Accounting (from August 1999 to January 2002)
                                                                     with Berger Financial Group LLC. Formerly, Senior Auditor
DOB: 1972                                                            (from December 1998 to August 1999) and Auditor (from
                                                                     August 1997 to December 1998) with PricewaterhouseCoopers
                                                                     LLP, a public accounting firm, and Senior Fund Accountant
                                                                     (from January 1996 to July 1997) with INVESCO Funds Group.

* Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds and/or of the Funds' adviser or sub-adviser.

The Board of Trustees/Directors has five standing committees that each perform specialized functions: an Audit Committee, Nominating Committee, Compensation Committee, Pricing Committee, and Brokerage Committee. Information about each of these committees is provided in the following table:

                                                                                                           NUMBER OF
                                                                                                           MEETINGS HELD
                                                                                                           DURING LAST
COMMITTEE                       FUNCTIONS                          MEMBERS                                 FISCAL YEAR
---------                       ---------                          -------                                 -------------
Audit Committee                 Reviews the financial reporting    Michael Owen (Chair)
                                process, the system of internal    Katherine A. Cattanach (Vice Chair)
                                control, the audit process, and    Dennis E. Baldwin                               4
                                the Trust's process for            Paul R. Knapp
                                monitoring compliance with         Harry T. Lewis, Jr.
                                investment restrictions and        William Sinclaire
                                applicable laws as well as the     Albert C. Yates
                                Trust's Code of Ethics.

Nominating Committee            Identifies and recommends          Katherine A. Cattanach (Chair)
                                individuals for Trustee            Michael Owen
                                membership.  The committee does    Dennis E. Baldwin                               0
                                not consider nominees              Harry T. Lewis, Jr.
                                recommended by securityholders.    William Sinclaire
                                                                   Albert C. Yates

Compensation Committee          Determines and reviews the level   Katherine A. Cattanach (Chair)
                                of compensation for Independent    William Sinclaire                               0
                                Trustees/Directors.                Albert C. Yates

Pricing Committee               Determines the fair value of       Harry T. Lewis, Jr. (Chair)
                                restricted securities and other    Dennis E. Baldwin
                                securities for which market        Jack R. Thompson
                                quotations are not readily         Albert C. Yates
                                available pursuant to procedures
                                adopted by the
                                Trustees/Directors.

Brokerage Committee             Reviews and makes                  Dennis E. Baldwin (Chair)
                                recommendations regarding          Katherine A. Cattanach                          2
                                matters related to the Trust's     Harry T. Lewis, Jr.
                                use of brokerage commissions and   Jack R. Thompson
                                placement of portfolio
                                transactions.

The table below gives the dollar range of shares of each Fund, as well as the aggregate dollar range of shares of all funds advised and sponsored by Berger Financial Group LLC (the "Berger Funds"), owned by each Trustee as of December 31, 2002.

                                                                                              AGGREGATE DOLLAR
                                                                                              RANGE OF SECURITIES
                                                                                              IN ALL REGISTERED
                                                                                              INVESTMENT COMPANIES
                                                                      DOLLAR RANGE OF         OVERSEEN BY THE
                                                                      SECURITIES IN THE       TRUSTEE IN BERGER
NAME OF TRUSTEE              FUND                                     FUNDS                   FUNDS
---------------              ----                                     -----------------       --------------------
INDEPENDENT TRUSTEES/DIRECTORS

Michael Owen                 Berger Growth Fund                       $1 - $10,000            Over $100,000
                             Berger Large Cap Growth Fund             $1 - $10,000
                             Berger Mid Cap Growth Fund               $10,001 - $50,000
                             Berger Mid Cap Value Fund                $10,001 - $50,000
                             Berger Balanced Fund                     $10,001 - $50,000
                             Berger Small Company Growth Fund         $10,001 - $50,000
                             Berger Information Technology Fund       $1 - $10,000
                             Berger International Fund                $10,001 - $50,000
                             Berger Small Cap Value Fund              $50,000 - $100,000

                                                                                              AGGREGATE DOLLAR
                                                                                              RANGE OF SECURITIES
                                                                                              IN ALL REGISTERED
                                                                                              INVESTMENT COMPANIES
                                                                      DOLLAR RANGE OF         OVERSEEN BY THE
                                                                      SECURITIES IN THE       TRUSTEE IN BERGER
NAME OF TRUSTEE              FUND                                     FUNDS                   FUNDS
---------------              ----                                     -----------------       --------------------
Dennis E. Baldwin            Berger Small Cap Value Fund              $1 - $10,000            $1 - $10,000

Katherine A. Cattanach       None                                     n/a                     n/a

Paul R. Knapp                Berger Mid Cap Value Fund                $50,000 - $100,000      Over $100,000
                             Berger Small Cap Value Fund              $10,001 - $50,000

Harry T. Lewis, Jr.          Berger Growth Fund                       $50,000 - $100,000      Over $100,000
                             Berger Large Cap Growth Fund             $10,001 - $50,000
                             Berger Mid Cap Growth Fund               $10,001 - $50,000
                             Berger Mid Cap Value Fund                $50,000 - $100,000
                             Berger Balanced Fund                     Over $100,000
                             Berger Small Company Growth Fund         $50,000 - $100,000
                             Berger Information Technology Fund       $10,001 - $50,000
                             Berger International Fund                $10,001 - $50,000
                             Berger Small Cap Value Fund              $50,000 - $100,000
                             Berger Small Cap Value Fund II           $10,001 - $50,000

William Sinclaire            None                                     n/a                     n/a

Albert C. Yates              Berger Large Cap Growth Fund             $10,001 - $50,000       $10,001 - $50,000
                             Berger Mid Cap Growth Fund               $10,001 - $50,000
                             Berger Balanced Fund                     $10,001 - $50,000
                             Berger Small Cap Value Fund              $10,001 - $50,000

INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson             None                                     n/a                     n/a

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

                  The Funds' investment advisory and sub-advisory agreements must be approved by vote of the Funds' directors or trustees, including the vote of the majority of directors or trustees who are not parties to the agreements or "interested persons" of any parties (the "Independent Trustees") cast in person at a meeting called for such purpose. After the initial term of the agreements, the continuation of a Fund's investment advisory and sub-advisory agreements must be specifically approved at least annually (1) by the vote of the directors or trustees or by a vote of the shareholders of the Fund, and (2) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees/Directors calls and holds a meeting to decide whether to renew the investment advisory and sub-advisory agreements. In preparation for these meetings, the directors or trustees request and review a wide variety of materials, including materials provided by the Berger Funds' investment adviser, and, in the case of continuance of such agreements, extensive data provided by third parties. In addition, the Independent Trustees receive advice from counsel to the Independent Trustees.

                  At the March 2002 meeting, the trustees/directors, including a majority of Independent Trustees, approved the Funds' investment advisory and sub-advisory agreements based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the investment advisory and other services to be provided to the Funds under the agreements, including the adviser's and sub-adviser's personnel, experience and compliance program and the resources and investment process provided by the advisers, (2) the Funds' expenses under the agreements and how those expenses compared to those of other comparable mutual funds; and (3) the profitability of the adviser.

                  In its deliberation, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the investment advisory and sub-advisory agreements and concluded that the compensation under the agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees/directors have considered to be relevant in the exercise of their reasonable judgment.

DIRECTOR/TRUSTEE COMPENSATION

                   The officers of the Funds received no compensation from the Funds during the fiscal year ended September 30, 2002. However, directors and trustees of the Funds who are not "interested persons" of the Funds or their advisers or sub-advisers are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Funds nor the directors or trustees receive any form of pension or retirement benefit compensation from the Funds.

                   The following table sets forth information regarding compensation paid or accrued for each director or trustee of the Funds and the other Berger Funds:

NAME AND POSITION WITH
BERGER FUNDS                 AGGREGATE COMPENSATION FROM
----------------------       ------------------------------------------------------------------------------------------------------
                                            BERGER       BERGER MID    BERGER SMALL       BERGER                       BERGER SMALL
                               BERGER      LARGE CAP     CAP GROWTH       COMPANY       INFORMATION      BERGER MID      CAP VALUE
                             GROWTH FUND  GROWTH FUND       FUND        GROWTH FUND   TECHNOLOGY FUND  CAP VALUE FUND   FUND II(1)
                             -----------  -----------    ----------    ------------   ---------------  --------------  ------------
Dennis E. Baldwin(3)           $ 7,543      $ 3,189        $ 651          $ 6,260          $ 474          $ 5,920          $ 30

Katherine A. Cattanach(3)      $ 8,124      $ 3,434        $ 701          $ 6,742          $ 510          $ 6,375          $ 33

Paul R. Knapp(3)               $ 6,963      $ 2,943        $ 601          $ 5,779          $ 438          $ 5,464          $ 28

Harry T. Lewis(3)              $ 6,963      $ 2,943        $ 601          $ 5,779          $ 438          $ 5,464          $ 28

Michael Owen(3)                $ 8,704      $ 3,679        $ 751          $ 7,223          $ 547          $ 6,830          $ 35

William Sinclaire(3)           $ 6,963      $ 2,943        $ 601          $ 5,779          $ 438          $ 5,464          $ 28

Albert C. Yates(3)             $ 6,963      $ 2,943        $ 601          $ 5,779          $ 438          $ 5,464          $ 28

Jack R. Thompson               $     0      $     0        $   0          $     0          $   0          $     0          $  0
(3),(4),(5)

NAME AND POSITION WITH
BERGER FUNDS                 AGGREGATE COMPENSATION FROM
----------------------       -------------------------------
                              BERGER     ALL BERGER FUNDS(2)
                             BALANCED     FISCAL YEAR ENDING
                               FUND       SEPTEMBER 30, 2002
                             --------    -------------------
Dennis E. Baldwin(3)           $ 861           $ 65,000

Katherine A. Cattanach(3)      $ 927           $ 70,000

Paul R. Knapp(3)               $ 795           $ 60,000

Harry T. Lewis(3)              $ 795           $ 60,000

Michael Owen(3)                $ 993           $ 75,000

William Sinclaire(3)           $ 795           $ 60,000

Albert C. Yates(3)             $ 795           $ 60,000

Jack R. Thompson               $   0           $      0
(3),(4),(5)

(1)      The Fund was not added as a series of the Trust until March 28, 2002.

(2) Includes Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust (including Berger Mid Cap Growth Fund, Berger Small Company Growth Fund, Berger Information Technology Fund, Berger New Generation Fund, Berger Select Fund, Berger Large Cap Value Fund, Berger Mid Cap Value Fund, Berger Small Cap Value Fund II and Berger Balanced Fund), Berger Institutional Products Trust (four series), Berger Worldwide Funds Trust (three series, including Berger International Fund), Berger Worldwide Portfolios Trust (one series) and Berger Omni Investment Trust (one series). Aggregate compensation figures do not include first-year estimates for any Fund in existence for less than one year. Of the aggregate amounts shown for each director/trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $37,903; Katherine A. Cattanach $70,000; William Sinclaire $60,000; Albert C. Yates $43,500.

(3) Director of Berger Growth Fund and Berger Large Cap Growth Fund and trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

(4)      Interested person of Berger Financial Group LLC.

(5) President of Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

                  Directors or trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by certain Berger Funds. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the director or trustee for this purpose. Pursuant to an SEC exemptive order, the Funds are permitted to purchase shares of the designated funds in order to offset their obligation to the directors/trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The obligation of a Berger Fund to make payments of deferred fees under the plan is a general obligation of that Fund.

                   As of December 31, 2002, the officers and directors/trustees of the Funds as a group owned, of record or beneficially, an aggregate of less than 1% of the outstanding shares of each class of each of the Funds.

                  The Trust, each Fund's investment adviser, sub-advisers and principal underwriter have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds in certain circumstances. The Codes of Ethics are described fully under Restrictions on Personal Trading in Section 4 of this SAI.

4.                INTERIM INVESTMENT ADVISER, INVESTMENT ADVISER AND
                  SUB-ADVISERS

JANUS CAPITAL MANAGEMENT LLC - INTERIM INVESTMENT ADVISER

                  Janus Capital Management LLC ("Janus Capital"), 100 Fillmore Street, Denver, Colorado 80206, serves as interim investment adviser to certain Berger Funds as noted below. It also serves as investment adviser to the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital began serving as investment adviser to the Janus Fund in 1970.

                  On September 3, 2002, Stilwell Financial Inc. ("Stilwell"), the parent company of Berger Financial Group LLC ("BFG"), announced its intention to consolidate all of its investment advisory operations under Janus Capital. As a result of the consolidation, effective January 1, 2003, Janus Capital Corporation and Stilwell merged and the new organization - Janus Capital Group Inc. ("JCG") - is now responsible for the strategic direction of its investment management subsidiaries, including BFG. BFG is now 86% owned by Janus Capital and it is anticipated that BFG will be dissolved. Bay Isle Financial LLC ("Bay Isle"), a wholly owned subsidiary of BFG, will become a subsidiary of Janus Capital.

                  In connection with the reorganization of BFG and effective on December 16, 2002, the Berger Funds' Independent Trustees named Janus Capital interim investment adviser to Berger Balanced Fund, Berger Growth Fund, Berger Large Cap Growth Fund, Berger Mid Cap Growth Fund, and Berger Small Company Growth Fund pursuant to Interim Advisory Agreements. Shareholders of these Funds will be asked to ratify the Interim Advisory Agreements at the March 2003 shareholders meeting. Bay Isle Financial LLC will continue to manage Berger Information Technology Fund until the Fund's reorganization.

                  Also in connection with the reorganization of BFG, the Independent Trustees of the Berger Funds have approved, subject to shareholder approval, the merger of the following Berger growth funds into similar Janus funds:

          CURRENT FUND                         PROPOSED ACQUIRING FUND
          ------------                         -----------------------
          Berger Balanced Fund                 Janus Balanced Fund

          Berger Growth Fund                   Janus Olympus Fund

          Berger Large Cap Growth Fund         Janus Growth and Income Fund

          Berger Mid Cap Growth Fund           Janus Enterprise Fund

          Berger Small Company Growth Fund     Janus Venture Fund

          Berger Information Technology Fund   Janus Global Technology Fund

                  The Berger Funds' Independent Trustees also approved, subject to shareholder approval, the appointment of Janus Capital as the adviser to certain Berger value funds and the reorganization of these funds into the Janus fund family. Shareholders of Berger Mid Cap Value Fund and Berger Small Cap Value Fund II will be asked to vote on this proposal. Under the proposed reorganization, Perkins, Wolf, McDonnell & Company ("PWM") will remain the sub-adviser to Berger Mid Cap Value Fund and the Fund will be merged into a newly created Janus mid cap value fund. Bay Isle will remain the sub-adviser to Berger Small Cap Value Fund II and that Fund will be merged into a newly created Janus small cap value fund.

                  It is anticipated that shareholders will be receiving materials about the proposals in January and that a shareholders meeting will be held in March 2003. It is also anticipated that, subsequent to the shareholders meeting, Janus Capital will acquire a minority interest in PWM.

BERGER FINANCIAL GROUP LLC - INVESTMENT ADVISER

                  Berger Financial Group LLC ("BFG"), 210 University Boulevard, Denver, Colorado 80206, is the investment adviser to certain of the Funds. BFG is responsible for managing the investment operations of these Funds and the composition of their investment portfolios. BFG also acts as administrator for the Berger Funds and is responsible for such functions as monitoring compliance with all applicable federal and state laws.

                   BFG is a Nevada Limited Liability Company, and has been in the investment advisory business since 1974. BFG, and its subsidiaries, serve as investment adviser or sub-adviser to mutual funds and institutional investors and had assets under management of approximately $13.6 billion as of December 31, 2002. BFG is a subsidiary of Janus Capital, which owns approximately 86% of BFG, and is an indirect subsidiary of JCG. JCG also owns approximately 33% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company, which acts as the Funds' transfer agent. DST, in turn, owns 100% of DST Securities, a registered broker-dealer, which may execute portfolio trades for the Funds.

PERKINS, WOLF, MCDONNELL & COMPANY - SUB-ADVISER

                  Perkins, Wolf, McDonnell & Company ("PWM"), 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604, has been engaged as the investment sub-adviser for the Berger Mid Cap Value Fund. PWM has been the investment sub-adviser to the Berger Mid Cap Value Fund since it commenced operations in August 1998. PWM was organized in 1980 under the name Mac-Per-Wolf Co. to operate as a securities broker-dealer. In September 1983, it changed its name to Perkins, Wolf, McDonnell & Company. PWM is a member of the National Association of Securities Dealers, Inc. (the "NASD") and, in 1984, became registered as an investment adviser with the SEC.

                  Thomas M. Perkins has been the lead investment manager for the Berger Mid Cap Value Fund since its inception in August 1998. As lead manager, Thomas Perkins is responsible for the daily decisions on security selection for the Fund's portfolio. Robert H. Perkins, brother of Thomas Perkins, has also served as investment manager of the Berger Mid Cap Value Fund since its inception. Robert Perkins has been an investment manager since 1970 and serves as President and a director of PWM. Thomas Perkins has been an investment manager since 1974 and joined PWM as a portfolio manager in 1998. Robert Perkins owns 46% of PWM. Gregory E. Wolf owns 21% of PWM and serves as its Treasurer and a director. Tom Perkins owns 12% of PWM. It is anticipated that, subsequent to the shareholders meeting, Janus Capital will acquire a minority interest in PWM.

BAY ISLE FINANCIAL CORPORATION - SUB-ADVISER

                  Bay Isle Financial LLC ("Bay Isle"), 475 14th Street, Suite 550, Oakland, California 94612, has been engaged as the investment sub-adviser for the Berger Information Technology Fund, and Berger Small Cap Value Fund II. As sub-adviser, Bay Isle provides day-to-day management of the Funds' investment operations. Bay Isle has been in the investment advisory business since 1986. Bay Isle serves as investment adviser or sub-adviser to mutual funds, institutional investors and individual separate accounts. Bay Isle is a wholly owned subsidiary of BFG and will become a subsidiary of Janus Capital upon the anticipated dissolution of BFG.

INVESTMENT ADVISORY, INTERIM INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

                  Under the Investment Advisory and Interim Investment Advisory Agreements between each Fund and its adviser, the adviser is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. Each agreement provides that the investment adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

                  Under each agreement in effect, the adviser is compensated for its services by the payment of a fee at an annual rate, calculated as a percentage of the average daily net assets of the Fund.

                  The following schedule reflects the advisory fees charged to the Funds for the fiscal year ended September 30, 2002:

          FUND                             ADVISER      INVESTMENT ADVISORY FEE
          ----                             -------      -----------------------
Berger Growth Fund                           BFG             0.74% (1)

Berger Large Cap Growth Fund                 BFG             0.75% (1)

Berger Mid Cap Growth Fund                   BFG             0.75% (2)

Berger Small Company Growth Fund             BFG             0.84% (1)

Berger Information Technology Fund           BFG             0.85% (4),(5)

Berger Mid Cap Value Fund                    BFG             0.74% (3),(4)

Berger Small Cap Value Fund II               BFG             0.85% (5)

Berger Balanced Fund                         BFG             0.70% (2)

(1) Under a written agreement, the Fund's investment adviser waived its fee to the extent that the Fund's annual operating expenses (or, if applicable, for the Investor Shares class of the Fund) in any fiscal year, including the investment advisory fee, but excluding the 12b-1 fee, brokerage commissions, interest, taxes and extraordinary expenses, exceed 2-1/2% of the first $30,000,000 of average daily net assets, plus 2% of the next $70,000,000, plus 1-1/2% of the balance of the average daily net assets of the Fund (or applicable class) for that fiscal year. The agreement terminated automatically upon termination of each Fund's advisory agreement and the implementation of the interim advisory agreements. Janus Capital has agreed to waive its fees without a written agreement. The investment advisory fee is allocated among the Investor Shares and the other class of the Fund on the basis of net assets attributable to each such class.

(2) Under a written contract, the Fund's investment adviser waived its fee to the extent that the Fund's annual operating expenses in any fiscal year, including the investment advisory fee and the 12b-1 fee, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 2.00% in the case of the Berger Mid Cap Growth Fund, and 1.50% in the case of the Berger Balanced Fund, of the average daily net assets of the Fund for that fiscal year. The agreement terminated automatically upon termination of each Fund's advisory agreement and the implementation of the interim advisory agreements. Janus Capital has agreed to waive its fees without a written agreement.

(3)  Fund is sub-advised by PWM. See text preceding and following table.

(4) Under a written contract, the Fund's investment adviser waived its fee or reimburses the Fund for expenses to the extent that the annual operating expenses for the Investor Shares class of the Fund in any fiscal year, including the investment advisory fee and the 12b-1 fee, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 2.00% of the Fund's average daily net assets attributable to the Investor Shares for that fiscal year. The contract also provides that the adviser will waive an additional amount of its fees or reimburse an additional amount of expenses to the extent necessary to keep its fee waiver and reimbursement for the Investor Shares class proportionate to its fee waiver and reimbursement for the Fund's other outstanding share class. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees. The contract terminates automatically upon termination of the Fund's investment advisory agreement. The investment advisory fee is allocated among the Investor Shares and the other class of the Fund on the basis of net assets attributable to each such class.

(5) The Fund is sub-advised by Bay Isle. See text preceding and following table.

                  Investment advisory fees are charged according to the following schedule:

           FUND                           AVERAGE DAILY NET ASSETS     ANNUAL RATE
           ----                           ------------------------     -----------
Berger Small Company Growth Fund             First $500 million            .85%
Berger Small Cap Value Fund II                Next $500 million            .80%
Berger Information Technology Fund             Over $1 billion             .75%

Berger Growth Fund                           First $500 million            .75%
Berger Large Cap Growth Fund                  Next $500 million            .70%
Berger Mid Cap Growth Fund                     Over $1 billion             .65%
Berger Mid Cap Value Fund

Berger Balanced Fund                           First $1 billion            .70%
                                               Over $1 billion             .65%

                  The current Investment Advisory Agreements for Berger Information Technology Fund, Berger Mid Cap Value Fund and Berger Small Cap Value Fund II will continue in effect until the end of April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the directors or trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the directors or trustees who are not "interested persons" (as that term is defined in the 1940 Act) of the Fund or the adviser. Each Agreement is subject to termination by the Fund or the adviser on 60 days' written notice and terminates automatically in the event of its assignment. Each Interim Investment Advisory Agreement for Berger Growth Fund, Berger Large Cap Growth Fund, Berger Mid Cap Growth Fund, Berger Small Company Growth Fund and Berger Balanced Fund became effective December 16, 2002, and shall remain in effect until the earlier of:
(i) 150 days from December 16, 2002 or (ii) a majority of the outstanding voting securities of each Fund approves an investment advisory agreement with Janus Capital.

                  Under the Sub-Advisory Agreement between the advisers and the sub-advisers for the Berger Mid Cap Value Fund, Berger Information Technology Fund, and Berger Small Cap Value Fund II, the sub-adviser is responsible for day-to-day investment management. The sub-adviser manages the investments and determines what securities and other investments will be acquired, held or disposed of, consistent with the investment objective and policies established by the trustees. Each Sub-Advisory Agreement provides that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

                  No fees are paid directly to the sub-advisers by the Funds. As the sub-adviser of the Berger Mid Cap Value Fund, PWM receives from the adviser a fee at the annual rate of 0.375% of the first $500 million of average daily net assets of the Fund, 0.35% of the next $500 million and 0.325% of any amount in excess of $1 billion. As the sub-adviser of the Berger Information Technology Fund and Berger Small Cap Value Fund II, Bay Isle receives from the adviser a fee at the annual rate of 0.85% of the first $500 million of average daily net assets of the Fund, 0.80% of the next $500 million and 0.75% of any amount in excess of $1 billion.

                  The Sub-Advisory Agreements will continue in effect until April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the directors or trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the adviser or the sub-adviser. The Sub-Advisory Agreements are subject to termination by the Fund or the sub-adviser on 60 days' written notice, and terminate automatically in the event of their assignment and in the event of termination of the related Investment Advisory Agreement.

TRADE ALLOCATIONS

                  While investment decisions for the Funds are made independently by the adviser, interim adviser or sub-adviser, the same investment decision may be made for a Fund and one or more accounts advised by the adviser, interim adviser or sub-adviser. In this circumstance, should purchase and sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the adviser, interim adviser or sub-adviser in order to seek the best combination of net price and execution for each based upon procedures adopted by the adviser, interim adviser or sub-adviser. Based upon these procedures, client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimus allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received. Although in some cases this policy might adversely affect the price paid or received by a Fund or other participating accounts, or the size of the position obtained or liquidated, the adviser, interim adviser or sub-adviser will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

                  The adviser and interim adviser have adopted procedures for allocating to their participating accounts' securities purchased pursuant to a company's initial public offering ("IPO"). The procedures provide that such allocations must be effected in a manner that is fair and equitable to all accounts. Generally, securities received from participating in IPOs will be allocated to participating accounts pro rata based on account net assets.

                  The key criterion for determining eligibility of the account to participate in an offering is the suitability of the investment for the account. An account may participate in an IPO allocation if the adviser and interim adviser believe that, based on the account's investment restrictions, risk profile, asset composition and cash levels, the IPO is an appropriate investment. Accordingly, not every account will participate in every IPO allocation. In addition, an account generally will not participate in an IPO if the securities available for allocation to the account are insignificant relative to the account's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many or any IPOs.

RESTRICTIONS ON PERSONAL TRADING

                  BFG, Janus Capital, the Berger Funds and Berger Distributors LLC each permits its trustees/directors, officers and employees to purchase and sell securities for their own accounts, including securities that may be purchased or held by the Funds, in accordance with a policy regarding personal investing contained in each entities' Code of Ethics. The policies require all covered persons to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Funds or other advisory clients. Officers of BFG, Janus Capital and Berger Distributors LLC, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policies. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policies or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Funds.

                  In addition to the pre-clearance requirements described above, the policies subject trustees/directors and officers of BFG, Janus Capital, the Berger Funds and Berger Distributors LLC, investment personnel and other access persons to various trading restrictions and reporting obligations. The policies are administered by each entity, which reviews all reportable transactions for compliance. The policies are subject to management interpretation and exceptions may be authorized in certain circumstances.

                  PWM and Bay Isle have each adopted a Code of Ethics substantially similar to the Code adopted by BFG.

5.                EXPENSES OF THE FUNDS

                  In addition to paying an investment advisory fee to its adviser, each Fund pays all of its expenses not assumed by its adviser, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, expenses of investors' meetings, compensation of directors or trustees who are not interested persons of BFG, expenses of printing and distributing reports to investors and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of each Fund. Each Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for investors of the Fund.

                  Under a separate Administrative Services Agreement with respect to each of such Funds, BFG performs certain administrative and recordkeeping services not otherwise performed by the Fund's custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. For the fiscal year ended September 30, 2002, BFG did not charge an administrative fee to the Funds. The administrative services fees may be changed by the directors or trustees without investor approval.

                  Additionally, under a separate Shareowner Servicing Agreement, Berger Distributors LLC agrees to perform certain shareowner servicing on behalf of the Fund. Berger Distributors LLC will respond to shareowner inquiries (via the telephone, e-mail, or other correspondence) regarding account balances, account status, account maintenance requests, purchases, redemptions, exchanges, transfers, net asset value prices, and dividend amounts and payment dates. For these services, Berger Distributors LLC receives a fee from the Fund based on certain service levels and is reimbursed for reasonable out-of-pocket expenses.

                  The following tables show the total dollar amounts of advisory fees and administrative services fees paid by each of such Funds for the periods indicated and the amount of such fees waived on account of excess expenses under applicable expense limitations. For the Funds that have multiple classes of shares, the Berger Small Company Growth Fund, Berger Information Technology Fund, Berger Mid Cap Value Fund and Berger Small Cap Value Fund II, each class bears pro rata its share of the Fund's investment advisory fee based on assets. Except where noted, these amounts were paid to BFG.

                               BERGER GROWTH FUND

      FISCAL YEAR ENDED              INVESTMENT            ADMINISTRATIVE           ADVISORY FEE
        SEPTEMBER 30                ADVISORY FEE            SERVICE FEE                WAIVER                  TOTAL
      -----------------             ------------           --------------           ------------            -----------
            2002                    $ 5,072,000                 $ 0                     $ 0                 $ 5,072,000

            2001                    $ 8,512,000                 $ 0                     $ 0                 $ 8,512,000

            2000                    $12,519,000                 $ 0                     $ 0                 $12,519,000

                          BERGER LARGE CAP GROWTH FUND

       FISCAL YEAR ENDED              INVESTMENT           ADMINISTRATIVE           ADVISORY FEE
         SEPTEMBER 30                ADVISORY FEE           SERVICE FEE                WAIVER                  TOTAL
       -----------------             ------------          --------------           ------------            -----------
             2002                    $ 2,184,000                $ 0                     $ 0                 $ 2,184,000

             2001                    $ 3,593,000                $ 0                     $ 0                 $ 3,593,000

             2000                    $ 4,362,000                $ 0                     $ 0                 $ 4,362,000

                           BERGER MID CAP GROWTH FUND

       FISCAL YEAR ENDED              INVESTMENT           ADMINISTRATIVE           ADVISORY FEE
         SEPTEMBER 30                ADVISORY FEE           SERVICE FEE                WAIVER                  TOTAL
       -----------------             ------------          --------------           ------------            -----------
             2002                     $ 476,000                 $ 0                     $ 0                  $ 476,000

             2001                     $ 473,000                 $ 0                     $ 0                  $ 473,000

             2000                     $ 727,000                 $ 0                     $ 0                  $ 727,000

                        BERGER SMALL COMPANY GROWTH FUND

       FISCAL YEAR ENDED              INVESTMENT           ADMINISTRATIVE             EXPENSE
         SEPTEMBER 30                ADVISORY FEE           SERVICE FEE           REIMBURSEMENT(4)             TOTAL
       -----------------             ------------          --------------         ----------------          -----------
             2002                    $ 4,829,000                $ 0                  $ (11,000)             $ 4,818,000

             2001                    $ 8,204,000                $ 0                  $ (10,000)             $ 8,194,000

             2000                    $10,140,000                $ 0                  $ (14,000)             $10,126,000

                       BERGER INFORMATION TECHNOLOGY FUND

                                                                                     ADVISORY FEE
       FISCAL YEAR ENDED               INVESTMENT           ADMINISTRATIVE        WAIVER AND EXPENSE
        SEPTEMBER 30 (1)            ADVISORY FEE(2)         SERVICE FEE(3)          REIMBURSEMENT               TOTAL
       -----------------            ---------------         --------------        ------------------          ---------
              2002                     $ 374,000                 $ 0                  $ (20,000)              $ 354,000

              2001                     $ 654,000                 $ 0                  $       0               $ 654,000

              2000                     $ 849,000                 $ 0                  $       0               $ 849,000

                            BERGER MID CAP VALUE FUND

       FISCAL YEAR ENDED               INVESTMENT           ADMINISTRATIVE           ADVISORY FEE
          SEPTEMBER 30                ADVISORY FEE           SERVICE FEE                WAIVER                  TOTAL
       -----------------              ------------          --------------           ------------            -----------
              2002                     $4,360,000                $ 0                     $0(4)                $4,360,000

              2001                     $  754,000                $ 0                     $ 0                  $  754,000

              2000                     $  191,000                $ 0                     $ 0                  $  191,000

                         BERGER SMALL CAP VALUE FUND II

       FISCAL YEAR ENDED               INVESTMENT           ADMINISTRATIVE             EXPENSE
          SEPTEMBER 30                ADVISORY FEE           SERVICE FEE           Reimbursement(5)             TOTAL
       -----------------              ------------          --------------         ----------------            --------
              2002                      $ 26,000                 $ 0                  $ (10,000)               $ 16,000

                              BERGER BALANCED FUND


       FISCAL YEAR ENDED               INVESTMENT           ADMINISTRATIVE           ADVISORY FEE
          SEPTEMBER 30                ADVISORY FEE           SERVICE FEE                WAIVER                  TOTAL
       -----------------              ------------          --------------           ------------            -----------
              2002                     $  547,000                $ 0                     $ 0                  $  547,000

              2001                     $  908,000                $ 0                     $ 0                  $  908,000

              2000                     $1,151,000                $ 0                     $ 0                  $1,151,000

(1) The Fund's fiscal year changed from February 28 to September 30 as part of a reorganization effective July 1999.

(2) Under the advisory agreement in effect prior to the reorganization referenced in note (1), the Fund's predecessor paid an advisory fee at an annual rate of 0.95% of its average daily net assets to Bay Isle. As part of the reorganization, the investment advisory fee of 0.90% payable to BFG came into effect. Effective October 1, 1999, the investment advisory fee charged to the Fund was reduced to 0.85% of the first $500 million of average net assets; 0.80% on the next $500 million of average net assets; and 0.75% of average net assets exceeding $1 billion.

(3) Under the administrative service agreement in effect prior to the reorganization referenced in note (1), the Fund's predecessor paid to a third party administrator an administrative services fee at the annual rate of 0.20% of average net assets, subject to a $30,000 annual minimum. As part of the reorganization, the administrative service fee of 0.01% payable to BFG came into effect. Effective October 1, 1999, BFG eliminated the 0.01% administrative fee charged to the Funds.

(4) For the institutional share class only, BFG reimburses the Fund to the extent the normal transfer agency and registration expenses of the Institutional Shares exceed .20% in the case of Berger Small Company Growth Fund and 0.25% in the case of Berger Mid Cap Value Fund.

(5) For each of the Fund's share classes, BFG reimburses the Fund to the extent the normal transfer agency, registration and shareholder reporting expenses applicable to each specific share class exceed 0.25% of that class' average daily net assets.

                  Each Fund has appointed State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171, as its recordkeeping and pricing agent. In addition, State Street also serves as the Funds' custodian. Each Fund has appointed DST Systems, Inc. ("DST"), P.O. Box 219958, Kansas City, Missouri 64121, as its transfer agent and dividend-disbursing agent. JCG owns approximately 33% of the outstanding shares of DST.

                  As recordkeeping and pricing agent, State Street calculates the daily net asset value of each Fund and performs certain accounting and recordkeeping functions required by the Funds. The Funds pay State Street a monthly asset-based fee for such services. State Street is also reimbursed for certain out-of-pocket expenses.

                  State Street, as custodian, and its subcustodians have custody and provide for the safekeeping of the Funds' securities and cash, and receive and remit the income thereon as directed by the management of the Funds. The custodian and subcustodians do not perform any managerial or policy-making functions for the Funds. For its services as custodian, State Street receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.

                  As transfer agent and dividend disbursing agent, DST maintains all investor accounts of record; assists in mailing all reports, proxies and other information to the Funds' investors; calculates the amount of, and delivers to the Funds' investors, proceeds representing all dividends and distributions; and performs other related services. For these services, DST receives a fee from the Funds at an annual rate of $15.47 per open Fund investor account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses.

                  All of State Street's fees are subject to reduction pursuant to an agreed-upon formula for certain earnings credits on the cash balances of the Funds. Earnings credits received by each Fund can be found on the Fund's Statement of Operations in the Annual Report incorporated by reference into this Statement of Additional Information.

12b-1 PLANS

                  Each Fund has adopted a 12b-1 plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides for the payment to BFG of a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets to finance activities primarily intended to result in the sale of Fund shares. The Plans are intended to benefit the Funds by attracting new assets into the Funds and thereby affording potential cost reductions due to economies of scale.

                  The expenses paid by BFG may include, but are not limited to:

         -- payments made to, and costs incurred by, a Fund's principal underwriter in connection with the distribution of Fund shares, including payments made to and expenses of officers and registered representatives of the Distributor;

         -- payments made to and expenses of other persons (including employees of BFG) who are engaged in or provide support services in connection with the distribution of Fund shares, such as answering routine telephone inquiries and processing investor requests for information;

         -- compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in a Fund) paid to securities dealers, financial institutions and other organizations that render distribution and administrative services in connection with the distribution of Fund shares, including services to holders of Fund shares and prospective investors;

         -- costs related to the formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising;

         -- costs of printing and distributing prospectuses and reports to prospective investors of Fund shares;

         -- costs involved in preparing, printing and distributing sales literature for Fund shares;

         -- costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities on behalf of a Fund relating to Fund shares that BFG deems advisable; and

         -- such other costs relating to Fund shares as the Fund may from time to time reasonably deem necessary or appropriate in order to finance activities primarily intended to result in the sale of Fund shares.

                  Such 12b-1 fee payments are to be made by each Fund to BFG with respect to each fiscal year of the Fund without regard to the actual distribution expenses incurred by BFG in such year; that is, if the distribution expenditures incurred by BFG are less than the total of such payments in such year, the difference is not to be reimbursed to the Fund by BFG, and if the distribution expenditures incurred by BFG are more than the total of such payments, the excess is not to be reimbursed to BFG by the Fund.

                  From time to time a Fund may engage in activities that jointly promote the sale of Fund shares and other funds that are or may in the future be advised or administered by BFG, which costs are not readily identifiable as related to any one fund. In such cases, a Fund's 12b-1 fees may be used to finance the joint promotion of the shares of that Fund, along with the shares of the other fund. BFG allocates the cost of such joint promotional activity among the funds involved on the basis of their respective net assets, unless otherwise directed by the directors or trustees.

                  The current 12b-1 Plans will continue in effect until the end of April 2003 and from year to year thereafter if approved at least annually by each Fund's directors or trustees and those directors or trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or any related agreements by votes cast in person at a meeting called for such purpose. The Plans may not be amended to increase materially the amount to be spent on distribution of Fund shares without investor approval. BFG may voluntarily waive a portion of the 12b-1 fee without director or trustee approval.

                  Beginning in June 2002, BFG agreed to waive the 12b-1 fees payable by Berger Growth Fund, Berger Large Cap Growth Fund, Berger Mid Cap Growth Fund, Berger Small Company Growth Fund, Berger Information Technology Fund and Berger Balanced Fund to the extent that such fees were not utilized by BFG to compensate third-party administrators for distribution activities.

                  Following are the payments made to BFG pursuant to the Plans for the fiscal year ended September 30, 2002:

            FUND                         12B-1 PAYMENTS  12B-1 FEE WAIVER      TOTAL
                                         --------------  ----------------    ----------
Berger Growth Fund                         $1,727,000       $ (390,000)      $1,337,000

Berger Large Cap Growth Fund               $  730,000       $ (124,000)      $  606,000

Berger Mid Cap Growth Fund                 $  160,000       $ ( 68,000)      $   92,000

Berger Small Company Growth Fund(1)        $1,433,000       $ (236,000)      $1,197,000

Berger Information Technology Fund(1)      $   66,000       $ ( 14,000)      $   52,000

Berger Mid Cap Value Fund(1)               $1,409,000       $        0       $1,409,000

Berger Small Cap Value Fund II(2)          $    5,000       $        0       $    5,000

Berger Balanced Fund                       $  194,000       $ ( 27,000)      $  167,000

(1) The Berger Small Company Growth Fund, Berger Information Technology Fund and Berger Mid Cap Value Fund have adopted a 12b-1 Plan only with respect to the Investor Shares class of shares, which is the class of shares of those Funds covered by this SAI.

(2) The Berger Small Cap Value Fund II adopted a 12b-1 Plan with respect to the Investor Shares class of shares, which is the class of shares covered by this SAI, and the Service Shares class of shares, which is covered in a separate prospectus and SAI.

OTHER EXPENSE INFORMATION

                  The directors or trustees of each of the Funds have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. See Section 6--Brokerage Policy for further information concerning the expenses reduced as a result of these arrangements. DSTS may be considered an affiliate of Janus Capital and its subsidiaries due to the ownership interest of JCG in DST.

                  The Funds and/or their advisers have entered into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, investor communications, sub-accounting and/or other services) to investors purchasing shares of the Funds through those firms or companies. A Fund's adviser or a Fund (if approved by its directors or trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Funds to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Funds.

                  The Fund's adviser may also enter into arrangements with organizations that solicit clients for the adviser, which may include clients who purchase shares of the Funds. While the specific terms of each arrangement may differ, generally the fee paid by the adviser under such arrangements is based on the value of the referred client's assets managed by the adviser. None of the fees paid to such organizations will be borne by the Funds.

DISTRIBUTOR

                  The distributor (principal underwriter) of each Fund's shares is Berger Distributors LLC (the "Distributor"), 210 University Boulevard, Denver, Colorado 80206. The Distributor may be reimbursed by BFG for its costs in distributing the Funds' shares.

6.                BROKERAGE POLICY

                  Although each Fund retains full control over its own investment policies, under the terms of its Investment Advisory or Interim Investment Advisory Agreement, the adviser or interim adviser is directed to place the portfolio transactions of the Fund. Where applicable, the adviser or interim adviser may delegate placement of brokerage to a Fund's sub-adviser. A report on the placement of brokerage business is given to the directors or trustees of each Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement. The brokerage commissions paid by the Funds during the past three fiscal years were as follows:

                              BROKERAGE COMMISSIONS

                                              FISCAL YEAR ENDED SEPTEMBER 30,
                                        ------------------------------------------
                                           2002            2001            2000
                                        ----------      ----------      ----------
BERGER GROWTH FUND                      $3,671,000      $2,732,000      $1,815,000

BERGER LARGE CAP GROWTH FUND            $  888,000      $  730,000      $  692,000

BERGER MID CAP GROWTH FUND              $  590,000      $  131,000      $   86,000

BERGER SMALL COMPANY GROWTH FUND        $5,150,000      $1,267,000      $  616,000

BERGER INFORMATION TECHNOLOGY FUND      $   61,000      $   61,000      $   41,000

BERGER MID CAP VALUE FUND               $3,341,000      $  563,000      $  141,000

BERGER SMALL CAP VALUE FUND II(1)       $   23,000          n/a             n/a

BERGER BALANCED FUND                    $  239,000      $  169,000      $  193,000

(1) The Fund was not added as a series of the Trust until March 28, 2002.

                  The Investment Advisory or Interim Investment Advisory Agreement each Fund has with its adviser or interim adviser authorizes and directs the adviser or interim adviser to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. Where applicable, the Sub-Advisory Agreement for each sub-advised Fund similarly directs the sub-adviser. However, each Agreement specifically authorizes the adviser, interim adviser or sub-adviser to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the adviser, interim adviser or sub-adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the adviser, interim adviser or sub-adviser. Accordingly, the adviser, interim adviser or sub-adviser does not have an obligation to seek the lowest available commission.

                  In accordance with this provision of the Agreement, portfolio brokerage business of each Fund may be placed with brokers who provide useful brokerage and research services to the adviser, interim adviser or, where applicable, the sub-adviser. The Fund's adviser, interim adviser or sub-adviser may consider the value of research provided as a factor in the choice of brokers. "Research" includes computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services and broker and other third-party equity research, such as publications or writings that furnish advice as to the value of securities and advisability of investing, and analyses and reports concerning issuers, industries, securities, market trends and portfolio strategies. Research may be provided orally, in print or electronically. These services include a service used by the independent directors or trustees of the Funds in reviewing the Agreements.

                  In some cases, a product or service termed "research" may serve other functions unrelated to the making of investment decisions. When a product has such a mixed use, the adviser, interim adviser or sub-adviser will make a good faith allocation of the cost of the product according to the use made of it. The portion of the product that assists the adviser, interim adviser or sub-adviser in the investment decision-making process may be paid for with a Fund's commission dollars. The adviser, interim adviser or sub-adviser pays for the portion of the product that is not "research" with its own funds. Accordingly, the decision whether and how to allocate the costs of such a product presents a conflict of interest for the adviser, interim adviser or sub-adviser.

                  The Funds' advisers, interim adviser and sub-advisers do not enter into formal agreements with any brokers regarding the placement of securities transactions because of any such brokerage or research services that they provide. An adviser, interim adviser or sub-adviser may, however, make arrangements with and maintain internal procedures for allocating transactions to brokers who provide such services to encourage them to provide services expected to be useful to the adviser's, interim adviser's or sub-adviser's clients, including the Funds. Brokers may suggest a level of business they would like to receive in return for the brokerage and research they provide. The adviser, interim adviser or sub-adviser then determines whether to continue receiving the research and brokerage provided and the approximate amount of commissions it is willing to pay to continue the brokerage and research arrangement with each broker. The actual amount of commissions a broker may receive may be more or less than a broker's suggested allocations, depending on the adviser's, interim adviser's or sub-adviser's level of business, market conditions and other relevant factors. Even under these arrangements, however, the placement of all Fund transactions, must be consistent with the Funds' brokerage placement and execution policies, and must be directed to a broker who renders satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.

                  During the fiscal year ended September 30, 2002, of the brokerage commissions paid by the Funds, the following amounts were paid to brokers who provided to the Funds selected brokerage or research services prepared by the broker or subscribed or paid for by the broker on behalf of the
Funds:

           FUND                        AMOUNT OF TRANSACTIONS   AMOUNT OF COMMISSIONS
           ----                        ----------------------   ---------------------
Berger Growth Fund                          $511,556,000            $    885,000

Berger Large Cap Growth Fund                $    197,596            $    288,000

Berger Mid Cap Growth Fund                  $ 49,746,000            $     93,000

Berger Small Company Growth Fund            $180,489,000            $    559,000

Berger Information Technology Fund          $  4,159,000            $     10,000

Berger Mid Cap Value Fund                   $121,896,000            $    272,000

Berger Small Cap Value Fund II(1)           $          0            $          0

Berger Balanced Fund                        $108,045,000            $    156,000

(1) The Fund was not added as a series of the Trust until March 28, 2002.

                  These brokerage and research services received from brokers are often helpful to the adviser, interim adviser or sub-adviser in performing its investment advisory responsibilities to the Funds, and the availability of such services from brokers does not reduce the responsibility of the adviser's, interim adviser's or sub-adviser's advisory personnel to analyze and evaluate the securities in which the Funds invest. The brokerage and research services obtained as a result of the Funds' brokerage business also will be useful to the adviser, interim adviser or sub-adviser in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by the adviser, interim adviser or sub-adviser in rendering investment advice to the Funds. Although such brokerage and research services may be deemed to be of value to the adviser, interim adviser or sub-adviser, they are not expected to decrease the expenses that the adviser, interim adviser or sub-adviser would otherwise incur in performing its investment advisory services for the Funds nor will the advisory fees that are received by the adviser, interim adviser or sub-adviser from the Funds be reduced as a result of the availability of such brokerage and research services from brokers.

                  The directors or trustees of each of the Funds have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Janus Capital and its subsidiaries due to the ownership interest of JCG in DST.

                  Included in the brokerage commissions paid by the Funds during the last three fiscal years, as stated in the preceding Brokerage Commissions table, are the following amounts paid to DSTS, which served to reduce each Fund's out-of-pocket expenses as follows:

                 DSTS COMMISSIONS AND RELATED EXPENSE REDUCTIONS

                                        DSTS                                                             DSTS
                                     COMMISSIONS   REDUCTION IN   DSTS COMMISSIONS   REDUCTION IN     COMMISSIONS     REDUCTION IN
                                        PAID       EXPENSES FYE         PAID         EXPENSES FYE        PAID         EXPENSES FYE
                                     FYE 9/30/02    9/30/02(1)      FYE 9/30/01       9/30/01(1)      FYE 9/30/00       9/30/00(1)
                                     -----------   ------------   ----------------   ------------     -----------     ------------
Berger Growth Fund                     $18,000       $14,000          $     0          $     0          $35,000          $26,000

Berger Large Cap Growth Fund           $ 8,000       $ 6,000          $     0          $     0          $ 9,000          $ 7,000

Berger Mid Cap Growth Fund             $     0       $     0          $     0          $     0          $     0          $     0

Berger Small Company Growth Fund       $ 2,500       $ 2,000          $     0          $     0          $     0          $     0

Berger Information Technology Fund     $     0       $     0          $     0          $     0          $     0          $     0

Berger Mid Cap Value Fund              $     0       $     0          $     0          $     0          $     0          $     0

Berger Small Cap Value Fund II(2)      $     0       $     0            n/a              n/a              n/a              n/a

Berger Balanced Fund                   $ 1,000       $ 1,000          $     0          $     0          $ 8,000          $ 6,000

(1) No portion of the commission is retained by DSTS. Difference between commissions paid through DSTS and reduction in expenses constitute commissions paid to an unaffiliated clearing broker.

(2)  The Fund was not added as a series of the Trust until March 28, 2002.

                    Each Fund's adviser, interim adviser or sub-adviser places securities orders with a limited number of major institutional brokerage firms chosen for the reliability and quality of execution; commission rates; quality of research coverage of major U.S. companies, the U.S. economy and the securities markets; promptness; back office capabilities; capital strength and financial stability; prior performance in serving the adviser and its clients; and knowledge of other buyers and sellers. The adviser, interim adviser or sub-adviser selects the broker for each order based on the factors stated, as well as the size, difficulty and other characteristics of the order. The directors or trustees of the Funds have also authorized sales of shares of the Funds by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Funds. In addition, the adviser, interim adviser or sub-adviser may also consider payments made by brokers to a Fund or to other persons on behalf of a Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the adviser or interim adviser will seek the best execution of each transaction.

                    During the fiscal year ended September 30, 2002, Berger Large Cap Growth Fund and Berger Balanced Fund acquired securities of the Funds' regular broker dealers. As of September 30, 2002, these Funds owned the following securities of its regular broker-dealers with the following values:


          FUND                   BROKER/DEALER          VALUE         SECURITY
          ----                   -------------          -----         --------
Berger Large Cap Growth Fund     Citigroup, Inc.      $1,339,000    Common Stock

Berger Balanced Fund             Citigroup, Inc.      $2,296,000    Bonds
                                 State Street Corp.      900,000    Common Stock

7.                HOW TO PURCHASE AND REDEEM SHARES IN THE FUNDS

                  MINIMUM INITIAL INVESTMENTS:
                           Regular investment                          $2,500
                           Low Minimum Investment Plan                 $   50
                           IRA                                         $  500
                  MINIMUM SUBSEQUENT INVESTMENTS:
                           Regular investment                          $   50
                           Systematic investment                       $   50
                           Low Minimum Investment Plan
                           (required monthly systematic investments)   $   50

                  To purchase shares in any of the Funds, simply complete the application form enclosed with the Prospectus. Then mail it with a check payable to "Berger Funds" to the following address:

                  Berger Funds
                  P.O. Box 219958
                  Kansas City, MO  64121-9958

                  PENDING APPROVAL BY THE BERGER FUNDS' SHAREHOLDERS, THE BERGER FUNDS WILL BE REORGANIZED INTO THE JANUS FAMILY OF FUNDS EFFECTIVE ON OR ABOUT MARCH 24, 2003. AFTER THE EFFECTIVE DATE OF THE REORGANIZATION, ALL SUBSEQUENT REQUESTS AND CORRESPONDENCE SHOULD BE MAILED TO JANUS FUNDS AT P.O. BOX 173375, DENVER, CO 80217-3375. BEGINNING 60 DAYS AFTER THE MERGER DATE (APPROXIMATELY MAY 24, 2003), MAIL SENT TO ANY OF THE BERGER FUNDS ADDRESSES WILL BE RETURNED TO THE SENDER.

                  If an investor is adding to an existing account that has electronic funds transfer privileges, shares may be purchased online at bergerfunds.com or by telephone to the Funds at 1-800-551-5849. In addition, shares may be purchased by placing an order by telephone to the Funds. In order to make sure that payment for telephone purchase orders is received on time, investors are encouraged to remit payment by wire or by overnight delivery of a check.

                  In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Funds and may impose other charges or restrictions different from those applicable to investors who invest in the Funds directly. Fees charged by these organizations will have the effect of reducing an investor's total return on an investment in Fund shares. No such fee will apply to an investor who purchases Fund shares directly from a Fund as described here.

                  Procedures for purchasing, selling (redeeming) and exchanging Fund shares by telephone and on-line are described in the Prospectus. The Funds may terminate or modify those procedures and related requirements at any time. BFG may, at its own risk, waive certain of those procedures and related requirements.

                  As described in the Prospectus, the Berger Information Technology Fund will deduct a 1% redemption fee from an investor's redemption proceeds if the investor redeems shares of that Fund held less than 6 months. This fee will not be charged to reinvested dividends and capital gains, certain retirement plan accounts (such as 401(k)s and 403(b)s) or in the case of redemptions resulting from the death of the investor. These fees are paid to the Fund and are intended to discourage investors from short-term trading of shares of the Fund, and to offset the cost to the Fund of excess brokerage and other costs incurred as a result of such trading. If the investor has purchased shares on different days, shares held the longest will be redeemed first for purposes of determining if a fee is applicable. The Fund may modify, terminate or waive these fees at any time.

                  Also described in the Prospectus, all Funds other than the Berger Growth Fund may involuntarily redeem the shares in an investor's account if the account balance drops below $2,000 - but only if it drops below this amount because shares have been redeemed, not because the share value has declined. Investors will be given at least 60 days' notice before a Fund undertakes any involuntary redemption. During that time, the investor may buy more shares to bring the account to or above the minimum. Existing investors of the following Funds have lower minimum balance requirements and must maintain these minimum balances to avoid involuntary redemption:

                                                                             IF THE ACCOUNT WAS ESTABLISHED
                                   IF THE ACCOUNT WAS ESTABLISHED ON OR      BETWEEN JANUARY 27, 1996 AND
                                   BEFORE JANUARY 26, 1996, THE REQUIRED     NOVEMBER 28, 1996, THE REQUIRED
FUND                               MINIMUM ACCOUNT BALANCE IS:               MINIMUM ACCOUNT BALANCE IS:
----                               -------------------------------------     -------------------------------
Berger Large Cap Growth Fund                      $250                                    $500

Berger Small Company Growth Fund                  $250                                    $500

8.                HOW THE NET ASSET VALUE IS DETERMINED

                  The net asset value of each Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Funds is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year.

                  The per share net asset value of each Fund is determined by dividing the total value of its securities and other assets, less liabilities, by the total number of shares outstanding. For those Funds offering classes of shares, net asset value is calculated by class, and since the Investor Shares and each other class of those Funds has its own expenses, the per share net asset value of those Funds will vary by class.

                  In determining net asset value for each of the Funds, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by each Fund will be determined by using prices provided by pricing services that provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the directors or trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

                  Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of a Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the directors or trustees.

                  A Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets that may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of a Fund may be significantly affected by such trading on days when investors cannot purchase or redeem shares of the Fund.

9.                INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
                  TREATMENT

                  This discussion summarizes certain U.S. federal income tax issues relating to the Funds. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, investors are urged to consult with their tax advisers with respect to their particular tax consequences.

                  TAX STATUS OF THE FUNDS. If a Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to investors. It may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. Each of the Funds intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

                  TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Funds will report annually to the Internal Revenue Service, and to each investor, information about the tax treatment of the investor's distributions. Dividends paid by a Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the investors. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the investors, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the investors on December 31.

                  In general, net capital gains from assets held by a Fund for more than 12 months will be subject to the applicable long term capital gain rate and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gain rates, regardless of how long an investor has held Fund shares. Assets contributed to a Fund in an in-kind purchase of Fund shares may generate more gain upon their sale than if the assets had been purchased by the Fund with cash contributed to the Fund in a cash purchase of Fund shares.

                  If a Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital. To the extent a distribution is treated as a return of capital, an investor's basis in his or her Fund shares will be reduced by that amount.

                  If an investor has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the investor's address of record or if an investor's checks remain uncashed for six months, the Funds reserve the right to reinvest the amount distributed in shares of the applicable Fund at the NAV next computed after the check is canceled, and to convert the investor's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

                  Additionally, the Funds reserve the right to reinvest distributions of less than $10 in shares of the applicable Fund at the next computed NAV.

                  TAX ON REDEMPTIONS OF FUND SHARES. Investors may be subject to tax on the redemption of their Fund shares. In general, redemptions may give rise to a capital gain or loss, the treatment of which will depend on the investor's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the investor reinvests in the Fund shortly before or after the sale-giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

                  INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Funds on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Funds, unless a Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, for the Funds that make an election, investors of the Fund may be able to deduct (as an itemized deduction) or claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.

                  If a Fund invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause a Fund to incur IRS tax and interest charges. However, the Fund may be eligible to elect one of two alternative tax treatments with respect to PFIC shares that would avoid these taxes and charges but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to investors of a Fund holding PFIC shares may differ substantially as compared with a fund that did not invest in PFIC shares.

                  INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Funds' investments may include transactions that are subject to special tax rules. Transactions involving foreign currencies may give rise to a gain or loss that could affect a Fund's ability to make ordinary dividend distributions. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Fund. If a Fund enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.

                  BACKUP WITHHOLDING. In general, if an investor is subject to backup withholding, a Fund will be required to withhold at the applicable rate from distributions to that investor. These payments are creditable against the investor's federal income tax liability.

                  FOREIGN INVESTORS. Foreign investors of a Fund generally will be subject to the applicable U.S. withholding tax on dividends paid by a Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign investor dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

10.               SUSPENSION OF REDEMPTION RIGHTS

                  The Funds may not suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable shares for more than seven days except for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of investors of a Fund.

                  Each Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining investors, by the delivery of securities selected from its assets at its discretion. Each Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one investor. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one investor. Should redemptions by any investor during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming investor generally will incur brokerage costs in converting the assets to cash. The redeeming investor may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 8.

11.               TAX-SHELTERED RETIREMENT PLANS

                  The Funds offer several tax-qualified retirement plans for individuals, businesses and non-profit organizations, including a Profit-Sharing Plan, a Money Purchase Pension Plan, an Individual Retirement Account (IRA), a Roth IRA, a Coverdell Education Savings Account (formerly the Education IRA) and a 403(b) Custodial Account, or a SEP-IRA for adoption by employers and individuals who wish to participate in such Plans. For information on other types of retirement plans offered by the Funds, please call 1-800-333-1001, or write to the Berger Funds, c/o Berger Financial Group LLC, P.O. Box 5005, Denver, CO 80217-5005.

                  PENDING APPROVAL BY THE BERGER FUNDS' SHAREHOLDERS, THE BERGER FUNDS WILL BE REORGANIZED INTO THE JANUS FAMILY OF FUNDS EFFECTIVE ON OR ABOUT MARCH 24, 2003. AFTER THE EFFECTIVE DATE OF THE REORGANIZATION, FOR INFORMATION ABOUT TRADITIONAL AND ROTH IRAS, SEPS, DEFINED CONTRIBUTION PLANS AND SECTION 403(b)(7) PLANS, PLEASE WRITE TO THE JANUS FUNDS AT P.O. BOX 173375, DENVER, CO 80217-3375. BEGINNING 60 DAYS AFTER THE MERGER DATE (APPROXIMATELY MAY 24,
2003), MAIL SENT TO ANY OF THE BERGER FUNDS' ADDRESSES WILL BE RETURNED TO THE SENDER.

PROFIT SHARING AND MONEY PURCHASE PENSION PLANS

                  Employers, self-employed individuals and partnerships may make tax-deductible contributions to the tax-qualified retirement plans offered by the Funds. All income and capital gains accumulated in the Plans are tax free until withdrawn. The amounts that are deductible depend upon the type of Plan or Plans adopted.

                  If you, as an employer, self-employed person or partnership, adopt the Profit-Sharing Plan, you may vary the amount of your contributions from year to year and may elect to make no contribution at all for some years. If you adopt the Money Purchase Pension Plan, you must commit yourself to make a contribution each year according to a formula in the Plan that is based upon your employees' compensation or your earned income. By adopting both the Profit Sharing and the Money Purchase Pension Plan, you can increase the amount of contributions that you may deduct in any one year.

                  If you wish to purchase shares of any Fund in conjunction with one or both of these tax-qualified plans, you may use an Internal Revenue Service approved prototype Trust Agreement and Retirement Plan available from the Funds. State Street serves as trustee of the Plan, for which it charges an annual trustee's fee for each Fund or Cash Account Trust Money Portfolio (discussed below) in which the participant's account is invested. Contributions under the Plans are invested exclusively in shares of the Funds or the Cash Account Trust Money Market Portfolios, which are then held by the trustee under the terms of the Plans to create a retirement fund in accordance with the tax code.

                  Distributions from the Profit Sharing and Money Purchase Pension Plans generally may not be made without penalty until the participant reaches age 59 1/2 and must begin no later than April 1 of the calendar year following the year in which the participant attains age 70 1/2. A participant who is not a 5% owner of the employer may postpone such distributions to April 1 of the calendar year following the year of retirement. This exception does not apply to distributions from an individual retirement account (IRA). Except for required distributions after age 70 1/2, periodic distributions over more than 10 years and the distribution of any after-tax contributions, distributions are subject to 20% federal income tax withholding unless those distributions are rolled directly to another qualified plan or an IRA. Participants may not be able to receive distributions immediately upon request because of certain requirements under federal tax law. Since distributions that do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax adviser regarding the Plans is recommended. You should also consult with your tax adviser regarding state tax law implications of participation in the Plans.

INDIVIDUAL RETIREMENT ACCOUNT (IRA)

                  If you are an individual with compensation or earned income, whether or not you are actively participating in an existing qualified retirement plan, you may be able to provide for your own retirement by adopting an IRA. The Economic Growth and Tax Relief Reconciliation Act of 2001 presents a number of changes related to IRA's in general, including increases in contribution limits. As an example, between 2002 and 2008, the individual limit on annual contributions to traditional IRAs is scheduled to gradually rise from $2,000 to $5,000. After 2008, the limits may be adjusted annually for inflation. In addition, individuals aged 50 and older may be able to take advantage of new "catch-up" contributions to IRAs. Catch-up contributions to traditional IRAs may be tax deductible, depending on whether the individual meets certain income restrictions. For information regarding how these changes may impact you, you should consult a qualified tax or financial professional.

                  Generally, if neither you nor your spouse is an active participant in an existing qualified retirement plan or if your income does not exceed certain amounts, the amounts contributed to your IRA can be deducted for federal income tax purposes whether or not your deductions are itemized. If you or your spouse are covered by an existing qualified retirement plan, the deductibility of your IRA contributions will be phased out for federal income tax purposes if your income exceeds specified amounts, although the income level at which your IRA contributions will no longer be deductible is higher if only your spouse (but not you) is an active participant. However, whether your contributions are deductible or not, the income and capital gains accumulated in your IRA are not taxed until the account is distributed.

                  If you wish to create an IRA to invest in shares of any Fund, you may use the Fund's IRA custodial agreement form, which is an adaptation of the form provided by the Internal Revenue Service. Under the IRA custodial agreement, State Street will serve as custodian, for which it will charge an annual custodian fee for the Fund and for each Berger Fund or Cash Account Trust Money Market Portfolio in which the IRA is invested.

                  Distributions from an IRA generally may not be made without penalty until you reach age 59 1/2 and must begin no later than April 1 of the calendar year following the year in which you attain age 70 1/2. Since distributions that do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or tax adviser is recommended. You should also consult with your tax adviser about state taxation of your account.

ROTH IRA

                  If you are an individual with compensation or earned income, you may contribute to a Roth IRA, as long as your income does not exceed specified income levels. A Roth IRA is similar in many respects to a traditional IRA, as described above. The Economic Growth and Tax Relief Reconciliation Act of 2001 presents a number of changes related to Roth IRAs, as well as traditional IRAs. The maximum amount you may contribute to a Roth IRA is phased out between specified income levels, and you may not make any contribution at all to a Roth IRA if your income exceeds the maximum income amount. Generally, you can make contributions to a Roth IRA even after you reach age 70 1/2, and you are not required to take distributions from a Roth IRA prior to your death. For information regarding how these changes may impact you, you should consult a qualified tax or financial professional.

                  Contributions to a Roth IRA are not deductible for federal income tax purposes. However, the income and capital gains accumulated in a Roth IRA are not taxed while held in the IRA, and distributions can be taken tax-free if the Roth IRA has been established for a minimum of five years and the distribution is after age 59 1/2, for a first-time home purchase, or upon death or disability.

                  An individual with a modified adjusted gross income (AGI) of $100,000 or less (single or joint filing status) may be eligible to roll his or her existing IRA into a Roth IRA. However, the individual may have to pay taxes on the fair market value of the existing IRA on the date of the rollover. Please consult a qualified tax or financial professional concerning Roth IRA rollovers.

COVERDELL EDUCATION SAVINGS ACCOUNT

                  A parent or legal guardian may open a Coverdell Education Savings Account (formerly the Education IRA) as long as it is established on behalf of a child who is less than 18 years of age at the time of contribution. Contributions up to $2,000 may be made by anyone for the benefit of any one student as long as the contributors' income does not exceed the specified income levels. Like a Roth IRA, the maximum amount you may contribute to a Coverdell Education Savings Account is phased out between specified income levels, and you may not make any contribution at all to a Coverdell Education Savings Account if your income exceeds the maximum income amount.

                  Contributions to a Coverdell Education Savings Account are not deductible for federal income tax purposes, and any amount contributed to a Coverdell Education Savings Account above the maximum of $2,000 for any one student is considered "excess contribution", which is subject to an excise tax.

                  Withdrawals from a Coverdell Education Savings Account are tax free if the amounts withdrawn are made to cover the cost of qualified education expenses of a student who is attending an eligible educational institution, so long as the amount withdrawn in a year does not exceed the qualified education expenses for that year. If the withdrawal does not meet the tax-free requirements, the portion of the account attributable to dividends or gains may be subject to a withdrawal penalty. For more information on Coverdell Education Savings Account withdrawals, please consult a qualified tax or financial professional.

403(b) CUSTODIAL ACCOUNTS

                  If you are employed by a public school system or certain federally tax-exempt private schools, colleges, universities, hospitals, religious and charitable or other nonprofit organizations, you may establish a 403(b) Custodial Account. Your employer must participate in the establishment of the account.

                  If your employer participates, it will automatically deduct the amount you designate from your gross salary and contribute it to your 403(b) Custodial Account. You should consult with a qualified tax or financial professional regarding the amount you can contribute. There is a $50 minimum investment in the 403(b) Custodial Account. Contributions made to the account reduce the amount of your current income subject to federal income tax. Federal income tax is not paid on your contribution until you begin making withdrawals. In addition, all income and capital gains accumulated in the account are tax-free until withdrawn.

                  Withdrawals from your 403(b) Custodial Agreement may begin as soon as you reach age 59 1/2 and must begin no later than April 1 of the year following the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. Except for required distributions after age 70 1/2 and periodic distributions over more than 10 years, distributions are subject to 20% federal income tax withholding unless those distributions are rolled directly to another 403(b) account or annuity or an individual retirement account (IRA). You may not be able to receive distributions immediately upon request because of certain notice requirements under federal tax law. Since distributions that do not satisfy these requirements can result in adverse tax consequences, consultation with an attorney or qualified tax or financial professional regarding the 403(b) Custodial Account is recommended. You should also consult with a qualified tax or financial professional about state taxation of your account.

                  Individuals who wish to purchase shares of a Fund in conjunction with a 403(b) Custodial Account may use a Custodian Account Agreement and related forms available from the Funds. State Street serves as custodian of the 403(b) Custodial Account, for which it charges an annual custodian fee for the Fund and for each Berger Fund or Cash Account Trust Money Market Portfolio in which the participant's account is invested.

12.               EXCHANGE PRIVILEGE AND SYSTEMATIC WITHDRAWAL PLAN

                  Any investor may exchange any or all of the investor's shares in any of the Funds, subject to stated minimums, for shares of any of the other available Berger Funds or for shares of the Money Market Portfolio, the Government Securities Portfolio or the Tax-Exempt Portfolio of the Cash Account Trust ("CAT Portfolios"), separately managed, unaffiliated money market funds, without charge, after receiving a current prospectus of the other Fund or CAT Portfolio. The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of any such CAT Portfolio by any of the Funds or BFG. BFG is compensated for administrative services it performs with respect to the CAT Portfolios.

                  Exchanges into or out of the Funds are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one Fund and the purchase of shares in another, which may produce a gain or loss for income tax purposes. As described in the Prospectus, the Berger Information Technology Fund will deduct a 1% exchange fee from an investor's exchange proceeds if the investor exchanges out shares of that Fund held less than 6 months. This fee will not be charged to reinvested dividends and capital gains, certain retirement plan accounts (such as 401(k)s and 403(b)s) or in the case of redemptions resulting from the death of the investor. These fees are paid to the Fund and are intended to discourage investors from short-term trading of shares of the Fund, and to offset the cost to the Fund of excess brokerage and other costs incurred as a result of such trading. If the investor has purchased shares on different days, shares held the longest will be redeemed first for purposes of determining if a fee is applicable. The Fund may modify, terminate or waive these fees at any time.

                  An exchange of shares may be made by written request, via on-line access or simply by telephoning the Berger Funds at 1-800-551-5849. This privilege may be terminated or amended by any of the Funds and is not available in any state in which the shares of the Fund or CAT Portfolio being acquired in the exchange are not eligible for sale. Investors automatically have telephone and on-line privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.

                  An investor who owns shares of any of the Funds worth at least $5,000 at the current net asset value may establish a Systematic Withdrawal account from which a fixed sum will be paid to the investor at regular intervals by the Fund in which the investor is invested.

                  To establish a Systematic Withdrawal account, the investor deposits Fund shares with the Fund and appoints the Fund as agent to redeem shares in the investor's account in order to make monthly, quarterly, semi-annual or annual withdrawal payments to the investor of a fixed amount. The minimum withdrawal payment is $50.00. These payments generally will be made on the 25th day of the month.

                  Withdrawal payments are not yield or income on the investor's investment, since portions of each payment will normally consist of a return of the investor's investment. Depending on the size of the disbursements requested and the fluctuation in value of the Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the investor's account.

                  The investor may vary the amount or frequency of withdrawal payments, temporarily discontinue them, or change the designated payee or payee's address, by notifying the Fund. The investor may, of course, make additional deposits of Fund shares in the investor's account at any time.

                  Since redemption of shares to make withdrawal payments is a taxable event, each investor should consult a tax adviser concerning proper tax treatment of the redemption.

                  PENDING APPROVAL BY THE BERGER FUNDS' SHAREHOLDERS, THE BERGER FUNDS WILL BE REORGANIZED INTO THE JANUS FAMILY OF FUNDS EFFECTIVE ON OR ABOUT MARCH 24, 2003. AFTER THE EFFECTIVE DATE OF THE REORGANIZATION, ALL SUBSEQUENT REQUESTS AND CORRESPONDENCE SHOULD BE MAILED TO JANUS FUNDS AT P.O. BOX 173375, DENVER, CO 80217-3375. BEGINNING 60 DAYS AFTER THE MERGER DATE (APPROXIMATELY MAY 24, 2003), MAIL SENT TO ANY OF THE BERGER FUNDS ADDRESSES WILL BE RETURNED TO THE SENDER.

13.               PERFORMANCE INFORMATION

                  From time to time in advertisements, the Funds may discuss their performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Money, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Funds may compare their performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Wilshire 5000 Index, the Russell 2000 Stock Index, Russell 1000 Growth Index, Russell Mid Cap Growth Index, Russell 2000 Growth Index, Russell 3000 Growth Index, Russell 2000 Value Index, Russell Mid Cap Value Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index, the Nasdaq 100 Index, the Lehman Brothers Intermediate Term Government/Corporate Bond Index or the InformationWeek 100 Index, or more narrowly based or blended indices that reflect the market sectors in which that Fund invests.

                  The total return of each Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

                  Each Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in each Fund. Because average annual total returns for more than one year tend to smooth out variations in a Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

                  All performance figures for the Funds are based upon historical results and do not assure future performance (before or after taxes). The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. State and local taxes are not considered. In addition, the formulas do not take into account the effect of the alternative minimum tax or phaseouts of certain tax credits, exemptions and deductions for taxpayers whose adjusted gross income is above a specified amount.

                  Quotations of average annual total return for the Funds will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 3, 5 and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                         n
                                 P(1 + T)  = ERV

                  Where    P     = a hypothetical initial payment of $1,000
                           T     = the average annual total return
                           n     = the number of years
                           ERV   = the ending redeemable value of a
                                   hypothetical $1,000 payment made at the
                                   beginning of the period.

                  All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

                  Quotations of average annual total return (after taxes on distributions) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:

                                       n
                                 P(1+T)  = ATV
                                              D

                  Where:   P     = a hypothetical initial payment of $1,000
                           T     = the average annual total return (after taxes
                                   on distributions)
                           n     = the number of years
                           ATV   = ending value of a hypothetical $1,000 payment
                              D    made at the beginning of the period.

                  In calculating average annual total return (after taxes on distributions), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, and (d) all recurring fees charged to all shareholder accounts are included.

                  Quotations of average annual total return (after taxes on distributions and redemption) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:

                                       n
                                 P(1+T)  = ATV
                                              DR

                  Where:   P     = a hypothetical initial payment of $1,000
                           T     = the average annual total return (after taxes
                                   on distributions and redemption)
                           n     = the number of years
                           ATV   = ending value of a hypothetical $1,000 payment
                              DR   made at the beginning of the period.

                  In calculating average annual total return (after taxes on distributions and redemption), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, (d) all recurring fees charged to all shareholder accounts are included, and (e) capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added.

                  Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                  Total return of the Institutional Shares and other classes of shares of a Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.

PREDECESSOR PERFORMANCE QUOTATIONS

                  BERGER INFORMATION TECHNOLOGY FUND. The Berger Information Technology Fund is the accounting survivor and successor of a fund previously known as the InformationTech 100(R) Fund, which was reorganized into the Fund effective July 2, 1999. As part of the reorganization, all of the then-existing shares of the predecessor fund were exchanged for Institutional Shares of the Fund, and the Fund commenced offering the Investor Shares covered in this Statement of Additional Information.

                  The Fund quotes its historical performance track record for both of its classes of shares based on its predecessor's only shares outstanding prior to the reorganization. Accordingly, performance data for the Investor Shares for periods prior to the date of the reorganization do not reflect the 0.25% per year 12b-1 fee currently borne by the Investor Shares. Total return of the Investor Shares and other classes of shares of the Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.

AVERAGE ANNUAL TOTAL RETURNS (BEFORE TAXES)

                  The average annual total return before taxes of each Fund, for various periods ending September 30, 2002, is shown in the following table:

                                                                              10-YEAR/ LIFE OF
           FUND                            1-YEAR       3-YEAR    5-YEAR           FUND(2)
           ----                           --------     --------   -------     ----------------
Berger Growth Fund                        (28.34)%     (22.34)%   11.39)%                1.98%

Berger Large Cap Growth Fund              (28.78)%     (16.58)%   (4.56)%                5.76%

Berger Mid Cap Growth Fund                (28.62)%     (23.79)%       n/a              (0.40)%
                                                                               since 12/31/97)

Berger Small Company Growth Fund -
Investor Shares                           (34.15)%     (20.99)%   (9.58)%                3.49%
                                                                              (since 12/30/93)

Berger Information Technology Fund  -
Investor Shares(1)                        (34.67)%     (26.42)%   (3.10)%                2.74%
                                                                                (since 4/8/97)

Berger Mid Cap Value Fund - Investor
Shares                                     (1.96)%       12.14%       n/a               14.08%
                                                                               (since 8/12/98)

Berger Balanced Fund                      (17.76)%      (7.42)%    11.64%               11.64%
                                                                               (since 9/30/97)

(1) Performance data for the Investor Shares include periods prior to the Fund's adoption of share classes as part of its reorganization on July 2, 1999, and therefore, for those periods, do not reflect the 0.25% per year 12b-1 fee that has been paid by the Investor Shares since the inception of the class on that date.

(2) Represents Life of Fund performance if period since Fund inception, as indicated, is less than 10 years.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)

                  Average annual total return after taxes on distributions assumes that (1) taxes are paid on distributions at the time of the distribution; (2) shares were held for the entire measurement period; and (3) no taxes have been paid on accumulated capital appreciation. The average annual total return after taxes on distributions of each Fund, for various periods ending September 30, 2002, is shown in the following table:

                                                                              10-YEAR/ LIFE OF
           FUND                            1-YEAR       3-YEAR    5-YEAR           FUND(2)
           ----                           --------     --------   -------     ----------------
Berger Growth Fund                        (28.34)%     (25.16)%   (15.41)%             (0.87)%

Berger Large Cap Growth Fund              (28.78)%     (18.53)%    (7.83)%               3.39%

Berger Mid Cap Growth Fund                (28.62)%     (25.72)%        n/a             (2.13)%
                                                                              (since 12/31/97)
Berger Small Company Growth Fund -
Investor Shares                           (34.15)%     (23.27)%   (12.22)%               1.60%
                                                                              (since 12/30/93)
Berger Information Technology Fund  -
Investor Shares(1)                        (34.67)%     (26.43)%    (3.16)%               2.68%
                                                                                (since 4/8/97)
Berger Mid Cap Value Fund - Investor
Shares                                     (2.66)%       9.53%        n/a               12.10%
                                                                               (since 8/12/98)

Berger Balanced Fund                      (17.98)%     (10.22)%     7.35%                7.34%
                                                                               (since 9/30/97)

(1) Performance data for the Investor Shares include periods prior to the Fund's adoption of share classes as part of its reorganization on July 2, 1999, and therefore, for those periods, do not reflect the 0.25% per year 12b-1 fee that has been paid by the Investor Shares since the inception of the class on that date.

(2) Represents Life of Fund performance if period since Fund inception, as indicated, is less than 10 years.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES)

                  Average annual total return after taxes on distributions and redemption assumes that (1) taxes are paid at the time of the distribution; (2) shares have been sold at the end of the measurement period; and (3) the long-term capital gains tax rate is applied on accumulated capital appreciation for all periods. If a capital loss would have occurred on liquidation, the loss is recorded as a tax benefit, increasing the return after taxes on distributions and redemption. The average annual total return after taxes on distributions and redemption of each Fund, for various periods ending September 30, 2002, is shown in the following table:

                                                                              10-YEAR/ LIFE OF
           FUND                            1-YEAR       3-YEAR    5-YEAR           FUND(2)
           ----                           --------     --------   -------     ----------------
Berger Growth Fund                        (17.40)%     (15.95)%   (7.93)%                2.03%

Berger Large Cap Growth Fund              (17.67)%     (12.33)%   (3.53)%                4.61%

Berger Mid Cap Growth Fund                (17.58)%     (17.38)%       n/a                0.09%
                                                                              (since 12/31/97)

Berger Small Company Growth Fund -
Investor Shares                           (20.97)%     (13.90)%    (5.79)%               3.98%
                                                                              (since 12/30/93)

Berger Information Technology Fund  -
Investor Shares(1)                        (21.29)%      (7.67)%    (2.36)%               2.31%
                                                                                (since 4/8/97)

Berger Mid Cap Value Fund - Investor
Shares
                                          (0.95)%         8.80%       n/a               10.81%
                                                                               (since 8/12/98)

Berger Balanced Fund                      (10.86)%      (6.62)%     7.81%                7.81%
                                                                               (since 9/30/97)

(1) Performance data for the Investor Shares include periods prior to the Fund's adoption of share classes as part of its reorganization on July 2, 1999, and therefore, for those periods, do not reflect the 0.25% per year 12b-1 fee that has been paid by the Investor Shares since the inception of the class on that date.

(2) Represents Life of Fund performance if period since Fund inception, as indicated, is less than 10 years.

14.               ADDITIONAL INFORMATION

FUND ORGANIZATION

                  BERGER GROWTH FUND AND BERGER LARGE CAP GROWTH FUND. The Berger Growth Fund and Berger Large Cap Growth Fund are separate corporations that were incorporated under the laws of the State of Maryland on March 10, 1966, as "The One Hundred Fund, Inc." and "The One Hundred and One Fund, Inc.", respectively. The names "Berger One Hundred Fund(R)", "Berger 100 Fund(SM)", "Berger One Hundred and One Fund(R)" and "Berger 101 Fund(R)" were adopted by the respective Funds as service marks and trade names in November 1989 and were registered as service marks in December 1991. In 1990, the investors of the The One Hundred and One Fund, Inc. approved changing its formal corporate name to "Berger One Hundred and One Fund, Inc." and the Fund began doing business under the trade name "Berger Growth and Income Fund, Inc." in January 1996. The name "Berger Growth and Income Fund(R)" was registered as a service mark in August 1998. In January 2000, The One Hundred Fund, Inc. and the Berger One Hundred and One Fund, Inc. formally changed their corporate names to the "Berger Growth Fund, Inc." and the "Berger Growth and Income Fund, Inc." respectively and the name "Berger Growth Fund(SM)" was adopted as a trade name. In January 2001, the Berger Growth and Income Fund formally changed its corporate name to the "Berger Large Cap Growth Fund, Inc." and the name "Berger Large Cap Growth Fund(SM)" was adopted as a trade name.

                  Each of the Berger Growth Fund and the Berger Large Cap Growth Fund has only one class of securities, its Capital Stock, with a par value of one cent per share, of which 200,000,000 shares are authorized for issue by the Berger Growth Fund and 100,000,000 shares are authorized for issue by the Berger Large Cap Growth Fund. Shares of the Funds are fully paid and nonassessable when issued. All shares issued by a Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

                  BERGER MID CAP GROWTH FUND, BERGER SMALL COMPANY GROWTH FUND, BERGER INFORMATION TECHNOLOGY FUND, BERGER MID CAP VALUE FUND, BERGER SMALL CAP VALUE FUND II AND BERGER BALANCED FUND. The Berger Small Company Growth Fund is a separate series established on August 23, 1993, under the Berger Investment Portfolio Trust, a Delaware business trust established under the Delaware Business Trust Act. The name "Berger Small Company Growth Fund(R)" was registered as a service mark in September 1995. The Berger Small Company Growth Fund had no class designations until July 6, 1999, when all of the then-existing shares were designated as Investor Shares, which are covered in this Statement of Additional Information, and the Fund commenced offering a separate class known as Institutional Shares covered in a separate Prospectus and Statement of Additional Information.

                  The Berger Balanced Fund was the third series created under the Berger Investment Portfolio Trust, established on August 22, 1997. The name "Berger Balanced Fund(R)" was registered as a service mark in September 1998.

                  The Berger Mid Cap Growth Fund was the fifth series created under the Trust, established on November 13, 1997. The Berger Mid Cap Value Fund was the sixth series created under the Berger Investment Portfolio Trust, established on May 21, 1998.

                  The Berger Information Technology Fund was the seventh series created under the Berger Investment Portfolio Trust, established on February 18, 1999. The Fund is the successor to the fund formerly known as the InformationTech 100(R) Fund. The InformationTech 100(R) Fund commenced operations on April 8, 1997, as a separate series of the Advisors Series Trust, a Delaware business trust. The InformationTech 100(R) Fund was then reorganized into the Fund in a transaction that became effective in July 1999. As part of the reorganization, all of the then-existing shares of the predecessor fund were exchanged for Institutional Shares of the Fund, and the Fund commenced offering the Investor Shares covered in this Statement of Additional Information.

                  The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, there are six series established under the Trust, some of which are covered in a separate prospectus and SAI. Others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. Shares of the Funds are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by each Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

                  DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, investors of the Funds organized as series of Delaware Business Trusts will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instruments of those Trusts provides that no investor shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trusts or any particular series (fund) of the Trusts. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the investors of the Trusts are not entitled to the limitations of liability set forth in Delaware law or the Trust Instruments and, accordingly, that they may be personally liable for the obligations of the Trusts.

                  In order to protect investors from such potential liability, the Trust Instruments require that every written obligation of the Trusts or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trusts or such series. The Trust Instruments also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any investor by reason of being or having been an investor, and that the Trusts shall, upon request, assume the defense of any such claim made against such investor for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

                  As a result, the risk of an investor of the Funds in those Trusts incurring financial loss on account of investor liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trusts believe that the risk of personal liability to investors of the Fund is therefore remote. The directors or trustees intend to conduct the operations of the Trusts and the Funds so as to avoid, to the extent possible, liability of investors for liabilities of the Trusts or the Funds.

                  CORPORATE GOVERNANCE AND OTHER INFORMATION PERTAINING TO ALL FUNDS. None of the Funds is required to hold annual investor meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the directors or trustees. If investors owning at least 10% of the outstanding shares of the Berger Growth Fund, the Berger Large Cap Growth Fund or any of the Trusts so request, a special investors' meeting of that Fund or Trust will be held for the purpose of considering the removal of a director or trustee, as the case may be. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of any of those Funds or Trusts so request. Subject to certain limitations, the Funds/Trusts will facilitate appropriate communications by investors desiring to call a special meeting for the purpose of considering the removal of a director or trustee.

                  Investors of the Funds and, when applicable, the other series/classes of the same business trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the same business trust in the election of directors or trustees of the trust and on all matters relating to the trust as a whole. Each full share of each Fund has one vote.

                  Shares of the Funds have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors or trustees can elect 100% of the directors or trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of directors or trustees will not be able to elect any person or persons as directors or trustees.

                  Shares of the Funds have no preemptive rights. There are no sinking funds or arrearage provisions that may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights, except that investors of any class of the Berger Information Technology Fund may convert their shares into shares of any other class of the Fund in the event and only in the event the investor ceases to be eligible to purchase or hold shares of the original class or becomes eligible to purchase shares of a different class, by reason of a change in the investor's status under the conditions of eligibility in effect for such class at that time. Shares of the Funds may be transferred by endorsement, or other customary methods, but none of the Funds are bound to recognize any transfer until it is recorded on its books.

                  Under governing corporate law, each Fund may enter into a variety of corporate transactions, such as reorganizations, conversions, mergers and asset transfers, or may be liquidated. Any such transaction would be subject to a determination from the directors or trustees that the transaction was in the best interests of the Fund and its investors, and may require obtaining investor approval.

MORE INFORMATION ON SPECIAL FUND STRUCTURES

                  MULTI-CLASS. All of the Funds are permitted to divide their shares into classes. However, currently only the Berger Small Company Growth Fund, Berger Information Technology Fund, and Berger Mid Cap Value Fund have divided their shares into classes and have two classes of shares outstanding, the Investor Shares covered by this SAI and the Institutional Shares offered through a separate Prospectus and SAI. The Berger Small Cap Value Fund II currently has three classes of shares, the Investor Shares covered by this SAI and the Institutional Shares and Service Shares offered through separate prospectuses and SAIs. These Funds implemented their multi-class structure by adopting Rule 18f-3 Plans under the 1940 Act permitting them to issue shares in classes. The Rule 18f-3 Plans govern such matters as class features, dividends, voting, allocation of income and expenses between classes, exchange and trustee monitoring of the Plan. Each class is subject to such investment minimums and other conditions of eligibility as are set forth in the relevant prospectus for the class, as it may be amended from time to time. Institutional Shares are designed for institutional, individual and other investors willing to maintain a higher minimum account balance, currently set at $250,000. Information concerning Institutional Shares is available from the Funds at 1-800-259-2820. The Service Shares (for Berger Small Cap Value Fund II only) are available through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. Information concerning Service Shares is available from the Funds at 1-800-333-1001.

                  Subject to the relevant Declaration of Trust or Trust Instrument and any other applicable provisions, the trustees of those Funds have the authority to create additional classes, or change existing classes, from time to time, in accordance with Rule 18f-3 under the Act.

PRINCIPAL INVESTORS

                  Insofar as the management of the Funds is aware, as of December 31, 2002, no person owned, beneficially or of record, more than 5% of the outstanding shares of any of the Funds, except for the following:

OWNER                                             FUND                                                              PERCENTAGE
-----                                             ----                                                              ----------
Charles Schwab & Co. Inc. ("Schwab")              Berger Growth Fund                                                  19.14%
101 Montgomery Street
San Francisco, CA 94104                           Berger Large Cap Growth Fund                                        24.39%

                                                  Berger Mid Cap Growth Fund                                          21.32%

                                                  Berger Small Company Growth Fund (Investor Shares)                  17.00%

                                                  Berger Information Technology Fund (Investor Shares)                19.95%

                                                  Berger Small Cap Value Fund II (Investor Shares)                    15.42%

                                                  Berger Mid Cap Value Fund (Investor Shares)                         38.60%

                                                  Berger Balanced Fund                                                23.69%

Merrill Lynch Pierce Fenner & Smith Inc.          Berger Mid Cap Value Fund (Investor Shares)                          5.31%
4800 Deer Lake Drive East
Jacksonville, FL 32246

National Financial Services Corporation           Berger Large Cap Growth Fund                                         6.59%
("Fidelity")
200 Liberty St., Fl. 5                            Berger Mid Cap Growth Fund                                           9.18%
New York, NY  10281
                                                  Berger Small Company Growth Fund (Investor Shares)                   7.17%

                                                  Berger Mid Cap Value Fund (Investor Shares)                         13.20%

                                                  Berger Small Cap Value Fund II (Investor Shares)                     9.04%

                                                  Berger Balanced Fund                                                 7.71%

                  Any person owning more than 25% of the outstanding securities of a Fund may be deemed to control it. Schwab is believed to hold its shares of the Funds as nominees for the benefit of its clients.

                   In addition, Schwab owned of record 25.50% of all the outstanding shares of the Berger Investment Portfolio Trust, of which Berger Mid Cap Growth Fund, Berger Small Company Growth Fund, Berger Information Technology Fund, Berger Mid Cap Value Fund, Berger Small Cap Value Fund II and Berger Balanced Fund are outstanding series.

                  As of December 31, 2002, Schwab owned of record 30.63% of the outstanding shares of Berger Information Technology Fund and 46.02% of Berger Mid Cap Value Fund, both series of the Berger Investment Portfolio Trust, when Schwab's record ownership of each of the Funds' Trust shares is added together with record ownership of Institutional Shares of each Fund.

DISTRIBUTION

                  Berger Distributors LLC, as the Funds' Distributor, is the principal underwriter of the Funds' shares. The Distributor is a wholly owned subsidiary of BFG. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Funds in connection with the sale of the Funds' shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. Andrew J. Iseman, Manager and Vice President of the Distributor, is also a Vice President of the Funds. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Assistant Secretary of the Funds. Brian Ferrie, Vice President and Chief Financial Officer of the Distributor, is also Vice President of the Funds. Anthony Bosch,

President and Chief Compliance Officer of the Distributor, is also Vice President of the Funds. Sue Vreeland, Assistant Secretary of the Distributor, is also Secretary of the Funds.

                  The Trust, on behalf of the Funds, and the Distributor are parties to a Distribution Agreement that continues through April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the directors or trustees or by vote of a majority of the outstanding shares of the Funds and in either case by vote of a majority of the directors or trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the Distributor. The Distribution Agreement is subject to termination by the Fund or the Distributor on 60 days' prior written notice and terminates automatically in the event of its assignment. The Funds' offerings are continuous, and, under the Distribution Agreement, the Distributor continuously offers shares of the Funds and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by BFG for its costs in distributing Fund shares.

OTHER INFORMATION

                  The Funds have each filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Funds of which this Statement of Additional Information is a part. If further information is desired with respect to any of the Funds or such securities, reference is made to the Registration Statements and the exhibits filed as a part thereof.

                  Davis Graham & Stubbs LLP, 1550 Seventeenth Street, Suite 500, Denver, Colorado, acts as counsel to the Funds.

INDEPENDENT ACCOUNTANTS

                  PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, acted as independent accountants for each of the Funds for the fiscal year or period ended September 30, 2002. In that capacity, PricewaterhouseCoopers LLP audited the financial statements of the Funds referenced below under "Financial Information" and assisted the Funds in connection with the preparation of their 2001 tax returns.

                  PricewaterhouseCoopers LLP has been appointed to act as independent accountants for the Funds for the fiscal year ended September 30, 2003. In that capacity, PricewaterhouseCoopers LLP will audit the financial statements of the Funds and assist the Funds in connection with the preparation of their 2002 income tax returns.

FINANCIAL INFORMATION

                  A copy of the Annual Report referenced below is enclosed with this SAI. Additional copies of that Report may be obtained upon request without charge at bergerfunds.com or by calling the Funds at 1-800-333-1001.

Year-End Financial Statements

                  The following financial statements for each of the named Funds are incorporated herein by reference from the Annual Report to Shareholders of the Berger Funds dated September 30, 2002, in each case along with the Report of Independent Accountants thereon dated November 6, 2002.

FOR THE BERGER GROWTH FUND, BERGER LARGE CAP GROWTH FUND, BERGER MID CAP GROWTH FUND, BERGER SMALL COMPANY GROWTH FUND, BERGER INFORMATION TECHNOLOGY FUND, BERGER MID CAP VALUE FUND, BERGER SMALL CAP VALUE FUND II AND BERGER BALANCED
FUND:

        Schedule of Investments as of September 30, 2002

        Statements of Assets and Liabilities as of September 30, 2002

        Statements of Operations for the Year or Period Ended September 30, 2002

        Statements of Changes in Net Assets for each of the periods indicated

        Notes to Financial Statements, September 30, 2002

        Financial Highlights for each of the periods indicated

                                   APPENDIX A



HIGH-YIELD/HIGH-RISK SECURITIES

                  Each of the Funds may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). However, a Fund will not purchase any security in default at the time of purchase. None of the Funds will invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

                  Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers, or in general economic conditions or an unanticipated rise in interest rates may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities may also have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, a Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

                  Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in a Fund's percentage limits for investments rated below investment grade, unless the Fund's adviser deems such securities to be the equivalent of investment grade. If securities purchased by a Fund are downgraded following purchase or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the director or trustees of the Fund, in consultation with the Fund's adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

                  Relying in part on ratings assigned by credit agencies in making investments will not protect a Fund from the risk that the securities will decline in value, because credit ratings represent evaluations of the safety of principal, dividend and/or interest payments and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

                  Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

                  Expenses incurred in recovering an investment in a defaulted security may adversely affect a Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of a Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

                  The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

         Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

         A-Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa-Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

         B-Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds that are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

         Ca-Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

         AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

         A-Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by the large uncertainties or major risk exposures to adverse conditions.

         C1-The rating C1 is reserved for income bonds on which no interest is being paid.

         D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                        BERGER SMALL COMPANY GROWTH FUND
                 (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)

                              INSTITUTIONAL SHARES



                       STATEMENT OF ADDITIONAL INFORMATION
                        INVESTOR SERVICES: 1-800-960-8427



         This Statement of Additional Information ("SAI") is not a prospectus. It relates to the Prospectus for the Berger Small Company Growth Fund (the "Fund") -- Institutional Shares, dated January 28, 2003, as it may be amended or supplemented from time to time, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217-5005, or calling 1-800-259-2820.

         This SAI is about the class of shares of the Fund designated as Institutional Shares. Institutional Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals, who are willing to maintain a minimum account balance of $250,000. Shares of the Fund may be offered through certain financial intermediaries that may charge their customers transaction or other fees with respect to the customers' investment in the Fund.

         The financial statements of the Fund for the fiscal year ended September 30, 2002, and the related Report of Independent Accountants on those statements, are incorporated into this SAI by reference from the Fund's 2002 Annual Report to Shareholders dated September 30, 2002.

         A copy of that Annual Report is available, without charge, upon request, by calling 1-800-259-2820.


















                             DATED JANUARY 28, 2003

                               TABLE OF CONTENTS
                                       &
                         CROSS-REFERENCES TO PROSPECTUS


SECTION                                                      PAGE NO.  CROSS-REFERENCES TO RELATED DISCLOSURES IN PROSPECTUS
-------                                                      --------  -----------------------------------------------------

     Introduction                                               3     Table of Contents

1.   Investment Strategies and Risks of the Fund                3     Berger Small Company Growth Fund; The Fund's Goal and
                                                                      Principal Investment Strategies; Principal Risks;
                                                                      Investment Techniques, Securities and Associated Risks

2.   Investment Restrictions                                   15     Berger Small Company Growth Fund; Investment Techniques,
                                                                      Securities and Associated Risks

3.   Management of the Fund                                    17     Berger Small Company Growth Fund; Organization of the Fund

4.   Interim Investment Adviser                                26     Berger Small Company Growth Fund; Organization of the Fund

5.   Expenses of the Fund                                      28     Berger Small Company Growth Fund; Financial Highlights
                                                                      for the Fund; Organization of the Fund

6.   Brokerage Policy                                          30     Berger Small Company Growth Fund; Organization of the Fund

7.   How to Purchase and Redeem Shares in the                  32     To Open an Account and Purchase Shares; Selling
     Fund                                                             (Redeeming) Shares

8.   How the Net Asset Value is Determined                     33     Your Share Price

9.   Income Dividends, Capital Gains                           34     Distributions and Taxes
     Distributions and Tax Treatment

10.  Suspension of Redemption Rights                           35     Information About Your Account

11.  Tax-Sheltered Retirement Plans                            36     Tax-Sheltered Retirement Plans

12.  Exchange Privilege                                        36     Exchanging Shares

13.  Performance Information                                   36     Berger Small Company Growth Fund; Financial Highlights
                                                                      for the Fund

14.  Additional Information                                    39     Organization of the Fund; Special Fund Structure

     Financial Information                                     42     Financial Highlights for the Fund

                                  INTRODUCTION


                  The Fund described in this SAI is a mutual fund, or open-end management investment company. The Fund is a diversified fund.

1.                INVESTMENT STRATEGIES AND RISKS OF THE FUND

                  The Prospectus discusses the investment objective of the Fund and the principal investment strategies employed to achieve that objective. It also describes the principal risks of investing in the Fund.

                  This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies.

                  COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.

                  DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities that bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Fund will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases in which the ratings assigned by more than one rating agency differ, the Fund will consider the security as rated in the higher category. If nonconvertible securities purchased by the Fund are downgraded to below investment grade following purchase, the trustees of the Fund, in consultation with the Fund's adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

                  Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by the Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by the Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

                  Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.

                  CONVERTIBLE SECURITIES. The Fund may also purchase debt or equity securities that are convertible into common stock when the Fund's adviser believes they offer the potential for a higher total return than nonconvertible securities. Although fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities that the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Fund's adviser. The Fund has no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Fund will not invest in any security in default at the time of purchase, and the Fund will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Fund are downgraded following purchase, or if other circumstances cause 20% or more of the Fund's assets to be invested in convertible securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

                  SPECIAL SITUATIONS. The Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or that are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

                  SECURITIES OF SMALLER COMPANIES. The Fund may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies because smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

                  SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Fund may invest in securities of companies with limited operating histories. The Fund considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

                  INITIAL PUBLIC OFFERINGS. The Fund may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories".

                  Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal investors. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

                  The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Fund's adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's investors. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

                  The effect of an IPO investment can have a magnified impact on the Fund's performance when the Fund's asset base is small. Consequently, IPOs may constitute a significant portion of the Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Fund's assets as it increases in size and therefore have a more limited effect on the Fund's performance.

                  There can be no assurance that IPOs will continue to be available for the Fund to purchase. The number or quality of IPOs available for purchase by the Fund may vary, decrease or entirely disappear. In some cases, the Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.

                  The adviser's IPO trade allocation procedures govern which funds and other advised accounts participate in the allocation of any IPO. See the heading "Trade Allocations" under Section 4. Under these IPO allocation procedures, the Fund generally will not participate in an IPO if the securities available for allocation to the Fund are insignificant relative to the Fund's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many IPOs.

                  FOREIGN SECURITIES. The Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Fund's investments may also include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs).

                  Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Fund. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature and to political systems that can be expected to have less stability than developed countries.

                  There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Fund to experience losses or miss investment opportunities. The use of a foreign securities depository may increase this risk. The Fund may maintain assets with a foreign securities depository if certain conditions are met. A foreign securities depository may maintain assets on behalf of the Fund if the depository: (a) acts as or operates a system for the central handling of securities that is regulated by a foreign financial regulatory authority; (b) holds assets on behalf of the Fund under safekeeping conditions no less favorable than those that apply to other participants; (c) maintains records that identify the assets of participants, and keep its own assets separated from the assets of participants; (d) provides periodic reports to participants; and (e) undergoes periodic examination by regulatory authorities or independent accountants. In addition, the Fund's primary custodian provides the Fund with an analysis of the custodial risks of using a depository, monitors the depository on a continuous basis and notifies the Fund of any material changes in risks associated with using the depository. In general, the analysis may include an analysis of a depository's expertise and market reputation; the quality of its services, its financial strength, and insurance or indemnification arrangements; the extent and quality of regulation and independent examination of the depository; its standing in published ratings; its internal controls and other procedures for safeguarding investments; and any related legal proceedings.

                  Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

                  If the Fund is invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

                  PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). The Fund may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), investors will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9.

                  ILLIQUID AND RESTRICTED SECURITIES. The Fund is authorized to invest in securities that are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Fund will not purchase any such security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Fund's net assets to be invested in illiquid securities, the trustees of the Fund, in consultation with the Fund's adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

                  Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Fund's adviser will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The liquidity of the Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

                  REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which the Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

                  These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) but involve certain risks, such as credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Fund expects that these risks can be controlled through careful monitoring procedures.

                  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Fund currently does not intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by the Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

                  When the Fund purchases securities on a when-issued basis, it will maintain, in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

                  LENDING OF PORTFOLIO SECURITIES. The Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. By lending its securities, the Fund will be attempting to generate income through the receipt of interest on the loan, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

                  The Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940 or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

                  The Fund bears risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Fund's total assets (including the value of the collateral received to secure the loan). Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

                  Although voting rights with respect to loaned securities pass to the borrower, the Fund retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall loaned securities in time to exercise voting rights may be unsuccessful, especially for foreign securities or thinly traded securities. In addition, it is expected that loaned securities will be recalled for voting only when the items being voted on are, in the judgment of the Fund's adviser, either material to the economic value of the security or threaten to materially impact the issuing company's corporate governance policies or structure.

                  SHORT SALES. The Fund currently is permitted to engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").

                  In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

                  Under prior law, the Fund could have made a short sale, as described above, when it wanted to sell a security it owned at a current attractive price but also wished to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. However, federal tax legislation has eliminated the ability to defer recognition of gain or loss in short sales against the box, and accordingly it is not anticipated that the Fund will be engaging in these transactions unless there are further legislative changes.

                  HEDGING TRANSACTIONS. The Fund is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, protecting against market risk caused by market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures that may be established by the trustees from time to time. In addition, the Fund is not required to hedge. Decisions regarding hedging are subject to the adviser's judgment of the cost of the hedge, its potential effectiveness and other factors the adviser considers pertinent.

                  A hedging transaction may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, hedging transactions do not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire. Use of these instruments by the Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation or, in the case of a call option written by the Fund, may exceed the premium received for the option. However, the Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by the Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

                  The principal risks of the Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  Following is additional information concerning the futures, forwards and options that the Fund may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, the Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                  Futures Contracts. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

                  The Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

                  Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. The Fund will incur brokerage fees when it buys or sells futures contracts.

                  In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

                  The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, the Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

                  Although the Fund would hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

                  The acquisition or sale of a futures contract may occur, for example, when the Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. The Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows the Fund to maintain a defensive position without having to sell portfolio securities.

                  Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated, and the Fund could buy equity securities on the cash market.

                  The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions that could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the Fund still may not result in a successful use of futures.

                  Futures contracts entail additional risks. Although the Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, the Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

                  The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not exactly match the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

                  Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

                  Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions could also be impaired.

                  Options on Futures Contracts. The Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, the Fund may buy a call option on a futures contract to hedge against a market advance, and the Fund might buy a put option on a futures contract to hedge against a market decline.

                  The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency that is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, the Fund will retain the full amount of the option premium that provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

                  The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

                  The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

                  Forward Foreign Currency Exchange Contracts. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Fund currently intends that it will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although the Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Fund's objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated exchange.

                  The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. The Fund may also enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

                  These types of hedging minimize the effect of currency appreciation as well as depreciation but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another limits the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

                  The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts.

                  While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. The Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when the Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

                  Options on Securities and Securities Indices. The Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when the Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

                  A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

                  The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

                  The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. If the Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction."

This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

                  The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

                  An option position may be closed out only when a secondary market exists for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (a) there may be insufficient trading interest in certain options, (b) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (c) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (d) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (e) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (f) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

                  In addition, when the Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  An option on a securities index is similar to an option on a security except that rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

                  The Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. The Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

                  An example of a hedging transaction using an index option would be if the Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Fund will generally invest may be imperfect, the Fund expects, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.

                  TEMPORARY DEFENSIVE MEASURES. Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. The Fund may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis, when its adviser or sub-adviser believes market, economic or political conditions warrant a temporary defensive position. In addition, certain unusual circumstances may force the Fund to temporarily depart from the investment requirement implied by its name. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, the Fund could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.

                  PORTFOLIO TURNOVER. The portfolio turnover rates of the Fund are shown in the Financial Highlights table included in the Prospectus. The annual portfolio turnover rates of the Fund have exceeded 100%. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. The Fund anticipates that its portfolio turnover rate may exceed 100%, and investment changes in the Fund will be made whenever the investment manager deems them appropriate even if this results in a higher portfolio turnover rate. In addition, portfolio turnover for the Fund may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management.

                  Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Fund. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of the Fund, although sales of certain stocks could lead to realization of gains and, possibly, increased taxable distributions to investors. The Fund's brokerage policy is discussed further under Section 6--Brokerage Policy, and additional information concerning income taxes is located under Section 9--Income Dividends, Capital Gains Distributions and Tax Treatment.

2.                INVESTMENT RESTRICTIONS

                  The investment objective of the Fund is capital appreciation. The investment objective of the Fund is considered fundamental, meaning that it cannot be changed without an investor vote. There can be no assurance that the Fund's investment objective will be realized.

                  The Fund has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without an investor vote. The principal policies and strategies used by the Fund are described in the Prospectus.

                  In addition, the Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (a) 67% or more of the voting securities of the Fund present at a meeting of investors thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the trustees without an investor vote.

                  The following fundamental restrictions apply to the Berger Small Company Growth Fund. The Fund may not:

                  1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

                  2. Invest in any one industry (other than U.S. government securities) more than 25% of the value of its total assets at the time of such investment.

                  3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

                  4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

                  5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

                  The trustees have adopted additional non-fundamental investment restrictions for the Fund. These limitations may be changed by the trustees without an investor vote. The non-fundamental investment restrictions include the following:

                  1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

                  2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

                  3. The Fund may not invest in companies for the purposes of exercising control of management.

                  4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

                  5. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                  6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

                  7. The Fund has adopted an investment strategy pursuant to Rule 35d-1 of the 1940 Act, which requires that at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in a strategy suggested by the Fund's name. Investors will be given at least 60 days' notice prior to any change in the existing investment strategy of the Fund.

3.                MANAGEMENT OF THE FUND

                  The Fund is supervised by trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's trustees hire the companies that run day-to-day Fund operations, such as the investment adviser, sub-adviser, administrator, transfer agent and custodian.

                  The trustees and executive officers of the Fund are listed below, together with information that includes their principal occupations during the past five years and other principal business affiliations. The trustees of the Fund have adopted a trustee retirement age of 75 years.


                           POSITION(S)
                           HELD WITH                                                       NUMBER OF
                           THE TRUST;                                                      FUNDS IN
                           TERM OF                                                         FUND
                           OFFICE AND                                                      COMPLEX
NAME, ADDRESS              LENGTH OF                                                       OVERSEEN BY   OTHER DIRECTORSHIPS HELD
AND AGE                    TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS    TRUSTEE       BY TRUSTEE
-------------              ------------   ---------------------------------------------    -----------   ------------------------

INDEPENDENT TRUSTEES

Michael Owen               Chairman of    Dean of Zayed University (since September             17       n/a
210 University Blvd.       the Board;     2000).  Formerly self-employed as a financial
Denver, CO 80206           34 years       and management consultant, and in real estate
                                          development (from June 1999 to September
DOB: 1937                                 2000).  Dean (from 1993 to June 1999), and a
                                          member of the Finance faculty (from 1989 to
                                          1993), of the College of Business, Montana
                                          State University. Formerly, Chairman and Chief
                                          Executive Officer of Royal Gold, Inc. (mining)
                                          (1976 to 1989).

Dennis E. Baldwin          Trustee;       President, Baldwin Financial Counseling (since        17       n/a
210 University Blvd.       11 years       July 1991).  Formerly, Vice President and
Denver, CO 80206                          Denver Office Manager of Merrill Lynch Capital
                                          Markets (1978 to 1990).
DOB: 1928

Katherine A. Cattanach,    Vice Chair     General Partner/Managing Principal (since             17       n/a
CFA                        of the Board;  September 1987), Sovereign Financial Services,
210 University Blvd.       8 years        Inc. (financial consulting and management
Denver, CO 80206                          firm).  Executive Vice President (1981 to
                                          1988), Captiva Corporation, Denver, Colorado
DOB: 1945                                 (private investment management firm).  Ph.D.
                                          in Finance (Arizona State University).

Paul R. Knapp              Trustee;       Executive Officer of DST Systems, Inc.                17       Director and Vice
210 University Blvd.       8 years        ("DST"), a publicly traded information and                     President (February 1998
Denver, CO 80206                          transaction processing company, which acts as                  to November 2000) of West
                                          the Funds' transfer agent (since October                       Side Investments, Inc.
DOB: 1945                                 2000).   DST is 33% owned by Janus Capital                     (investments), a wholly
                                          Group Inc., which indirectly owns                              owned subsidiary of DST
                                          approximately 86% of Berger Financial Group                    Systems, Inc.
                                          LLC.  Mr. Knapp owns common shares and options
                                          convertible into common shares of DST Systems
                                          which, in the aggregate and assuming
                                          exercise of the options, would result in his
                                          owning less than 1/2 of 1% of DST System's
                                          common shares. Mr. Knapp is also President
                                          of Vermont Western Assurance, Inc., a wholly
                                          owned subsidiary of DST Systems (since
                                          December 2000). President, Chief Executive
                                          Officer and a director (September 1997 to
                                          October 2000) of DST Catalyst, Inc., an
                                          international financial markets consulting,
                                          software and computer services company, (now
                                          DST International, a subsidiary of DST).
                                          Previously (1991 to October 2000),
                                          Chairman, President, Chief Executive
                                          Officer and a director of Catalyst
                                          Institute (international public policy
                                          research organization focused
                                          primarily on financial markets and
                                          institutions); also (1991 to September
                                          1997), Chairman, President, Chief
                                          Executive Officer and a director of
                                          Catalyst Consulting (international
                                          financial institutions business
                                          consulting firm).


                           POSITION(S)
                           HELD WITH                                                       NUMBER OF
                           THE TRUST;                                                      FUNDS IN
                           TERM OF                                                         FUND
                           OFFICE AND                                                      COMPLEX
NAME, ADDRESS              LENGTH OF                                                       OVERSEEN BY   OTHER DIRECTORSHIPS HELD
AND AGE                    TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS    TRUSTEE       BY TRUSTEE
-------------              ------------   ---------------------------------------------    -----------   ------------------------


Harry T. Lewis, Jr.        Trustee;       Lewis Investments (since June 1988)                   17       Director, J.D. Edwards &
210 University Blvd.       15 years       (self-employed private investor).  Formerly,                   Co. (1995 to March 2002);
Denver, CO 80206                          Senior Vice President, Rocky Mountain Region,                  Director, National Fuel
                                          of Dain Bosworth Incorporated and member of                    Corporation (oil & gas
DOB: 1933                                 that firm's Management Committee (1981 to                      production); Advisory
                                          1988).                                                         Director, Otologics, LLC,
                                                                                                         (implantable hearing aid)
                                                                                                         (since 1999); Member of
                                                                                                         Community Advisory Board,
                                                                                                         Wells Fargo Bank-Denver

William Sinclaire          Trustee;       President (since January 1998), Santa Clara           17       n/a
210 University Blvd.       31 years       LLC (privately owned agricultural company).
Denver, CO 80206                          President (from January 1963 to January 1998),
                                          Sinclaire Cattle Co. (privately owned
DOB: 1928                                 agricultural company).

Albert C. Yates            Trustee;       President (since 1990), Chancellor and                17       Member, Board of
210 University Blvd.       1 1/2 years    Professor of Chemistry-Department of                           Directors, Adolph Coors
Denver, CO 80206                          Chemistry, of Colorado State University.                       Company (brewing company)
                                          Formerly Executive Vice President and Provost                  (since 1998); Member,
DOB: 1941                                 (1983 to 1990), Academic Vice President and                    Board of Directors,
                                          Provost (1981 to 1983) and Professor of                        Dominion Industrial
                                          Chemistry (1981 to 1990) of Washington State                   Capital Bank (1999 to
                                          University.  Vice President and University                     2000); Member, Board of
                                          Dean for Graduate Studies and Research and                     Directors, Centennial
                                          Professor of Chemistry of the University of                    Bank of the West (since
                                          Cincinnati (1977 to 1981).                                     2001)



                          POSITION(S)
                          HELD WITH                                                          NUMBER OF
                          THE TRUST;                                                         FUNDS IN
                          TERM OF                                                            FUND
                          OFFICE AND                                                         COMPLEX
NAME, ADDRESS             LENGTH OF                                                          OVERSEEN BY   OTHER DIRECTORSHIPS
AND AGE                   TIME SERVED  PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS         TRUSTEE       HELD BY TRUSTEE
-------------             ------------ ---------------------------------------------         ------------  -------------------

INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson*         President    President and a director since May 1999 (Executive         17       Audit Committee Member
210 University Blvd.      and Trustee  Vice President from February 1999 to May 1999) of                   of the Public Employees'
Denver, CO 80206          of the Trust Berger Growth Fund and Berger Large Cap Growth                      Retirement Association
                          (since May   Fund.  President and a trustee since May 1999                       of Colorado (pension
DOB: 1949                 1999)        (Executive Vice President from February 1999 to May                 plan) (from November
                                       1999) of Berger Investment Portfolio Trust, Berger                  1997 to December 2001).
                                       Institutional Products Trust, Berger Worldwide Funds
                                       Trust, Berger Worldwide Portfolios Trust and Berger
                                       Omni Investment Trust.  President and Chief
                                       Executive Officer (since June 1999) (Executive Vice
                                       President from February 1999 to June 1999) of Berger
                                       Financial Group LLC.  Director, President and Chief
                                       Executive Office of Stilwell Management, Inc. (from
                                       September 1999 to December 2002).  President and
                                       Chief Executive Officer of Berger/Bay Isle LLC (from
                                       May 1999 to December 2002).  Self-employed as a
                                       consultant from July 1995 through February 1999.
                                       Director of Wasatch Advisors
                                       (investment management) from February
                                       1997 to February 1999.

* Mr. Thompson is considered an interested person of the Trust due to his positions held at Berger Financial Group LLC (or its affiliated companies).



                          POSITION(S) HELD WITH
NAME, ADDRESS             THE TRUST, TERM OF OFFICE
AND AGE                   AND LENGTH OF TIME SERVED   PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------             --------------------------  ---------------------------------------------

OFFICERS OF THE TRUST


Janice M. Teague*         Vice President of the       Vice President (since November 1998) and Assistant Secretary (since
210 University Blvd.      Trust (since November       February 2000 and previously from September 1996 to November 1998) and
Denver, CO 80206          1998) and Assistant         Secretary (from November 1998 to February 2000) of the Berger Funds.  Vice
                          Secretary (since February   President (since October 1997), Secretary (since November 1998) and
DOB: 1954                 2000)                       Assistant Secretary (from October 1996 to November 1998) with Berger
                                                      Financial Group LLC.  Vice President and Secretary with Berger
                                                      Distributors LLC (since August 1998).  Vice President and Secretary of Bay
                                                      Isle Financial LLC (since January 2002).  Formerly, self-employed as a business consultant (from June 1995 to September 1996).

Andrew J. Iseman*         Vice President of the       Vice President of the Berger Funds (since March 2001).  Vice President
210 University Blvd.      Trust (since Mar. 2001)     (since September 1999) and Chief Operating Officer (since November 2000)
Denver, CO 80206                                      of Berger Financial Group LLC.  Manager (since September 1999) and
                                                      Director (from June 1999 to September 1999) of Berger Distributors LLC.
DOB: 1964                                             Vice President-Operations (from February 1999 to November 2000) of Berger
                                                      Financial Group LLC.  Associate (from November 1998 to February 1999) with
                                                      DeRemer & Associates (a consulting firm). Vice President-Operations (from
                                                      February 1997 to November 1998) and Director of Research and Development
                                                      (from May 1996 to February 1997) of Berger Financial Group LLC.

Anthony R. Bosch*         Vice President of the       Vice President of the Berger Funds (since February 2000).   Vice President
210 University Blvd.      Trust (since Feb. 2000)     (since June 1999) and Chief Legal Officer (since August 2000) with Berger
Denver, CO 80206                                      Financial Group LLC.  President, Chief Executive Officer, Manager (since
                                                      December 2002), Vice President (from September 2001 to December 2002) and
DOB: 1965                                             Chief Compliance Officer (since September 2001) with Berger Distributors
                                                      LLC.  Vice President of Bay Isle Financial LLC (since January 2002).
                                                      Formerly, Assistant Vice President of Federated Investors, Inc. (December
                                                      1996 through May 1999), and Attorney with the U.S. Securities and Exchange
                                                      Commission (June 1990 through December 1996).


                          POSITION(S) HELD WITH
NAME, ADDRESS             THE TRUST, TERM OF OFFICE
AND AGE                   AND LENGTH OF TIME SERVED   PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------             --------------------------  ---------------------------------------------

OFFICERS OF THE TRUST


Brian S. Ferrie*          Vice President of the       Vice President of the Berger Funds (since November 1998).   Vice President
210 University Blvd.      Trust (since Nov. 1998)     (since February 1997), Treasurer and Chief Financial Officer (since March
Denver, CO 80206                                      2001) and Chief Compliance Officer (from August 1994 to March 2001) with
                                                      Berger Financial Group LLC.  Vice President (since May 1996), Treasurer
DOB: 1958                                             and Chief Financial Officer (since March 2001) and Chief Compliance
                                                      Officer (from May 1996 to September 2001) with Berger Distributors LLC.

John A. Paganelli*        Vice President (since       Vice President (since November 1998), Treasurer (since March 2001) and
210 University Blvd.      Nov. 1998) and Treasurer    Assistant Treasurer (from November 1998 to March 2001) of the Berger
Denver, CO 80206          (since Mar. 2001) of the    Funds.  Vice President (since November 1998) and Manager of Accounting
                          Trust                       (from January 1997 to November 1998) with Berger Financial Group LLC.
DOB: 1967                                             Formerly, Manager of Accounting (from December 1994 to October 1996) and
                                                      Senior Accountant (from November 1991 to December 1994) with Palmeri Fund
                                                      Administrators, Inc.

Sue Vreeland*             Secretary of the Trust      Secretary of the Berger Funds (since February 2000).  Assistant Vice
210 University Blvd.      (since Feb. 2000)           President (since April 2002) and Assistant Secretary (since June 1999) of
Denver, CO 80206                                      Berger Financial Group LLC.  Assistant Secretary of Berger Distributors
                                                      LLC (since June 1999) and Bay Isle Financial LLC (since December 2001).
DOB: 1948                                             Formerly, Assistant Secretary of the Janus Funds (from March 1994 to May
                                                      1999), Assistant Secretary of Janus Distributors, Inc. (from June 1995 to
                                                      May 1997) and Manager of Fund Administration for Janus Capital Corporation
                                                      (from February 1992 to May 1999).

David C. Price, CPA*      Assistant Vice President    Assistant Vice President (since March 2001) of the Berger Funds. Assistant
210 University Blvd.      of the Trust (since Mar.    Vice President-Compliance (since March 2001) and Manager-Compliance (from
Denver, CO 80206          2001)                       October 1998 to March 2001) with Berger Financial Group LLC.  Formerly,
                                                      Senior Auditor (from July 1996 to August 1998) and Auditor (from August
DOB: 1969                                             1993 to June 1996) with PricewaterhouseCoopers LLP, a public accounting firm.

Lance V. Campbell,        Assistant Treasurer of      Assistant Treasurer (since March 2001) of the Berger Funds. Assistant Vice
CFA, CPA*                 the Trust (since Mar.       President (since January 2002) and Manager of Investment Accounting (from
210 University Blvd.      2001)                       August 1999 to January 2002) with Berger Financial Group LLC.  Formerly,
Denver, CO 80206                                      Senior Auditor (from December 1998 to August 1999) and Auditor (from
                                                      August 1997 to December 1998) with PricewaterhouseCoopers LLP, a public
DOB: 1972                                             accounting firm, and Senior Fund Accountant (from January 1996 to July
                                                      1997) with INVESCO Funds Group.


*Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds and/or of the Funds' adviser or sub-adviser.

The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Nominating Committee, Compensation Committee, Pricing Committee, and Brokerage Committee. Information about each of these committees is provided in the following table:


                                                                                                            NUMBER OF
                                                                                                            MEETINGS HELD
                                                                                                            DURING LAST
COMMITTEE                       FUNCTIONS                            MEMBERS                                FISCAL YEAR
---------                       ---------                            -------                                --------------

Audit Committee                 Reviews the financial reporting      Michael Owen (Chair)
                                process, the system of internal      Katherine A. Cattanach (Vice Chair)
                                control, the audit process, and      Dennis E. Baldwin                              4
                                the Trust's process for monitoring   Paul R. Knapp
                                compliance with investment           Harry T. Lewis, Jr.
                                restrictions and applicable laws     William Sinclaire
                                as well as the Trust's Code of       Albert C. Yates
                                Ethics.

Nominating Committee            Identifies and recommends            Katherine A. Cattanach (Chair)
                                individuals for Trustee              Michael Owen
                                membership.  The committee does      Dennis E. Baldwin                              0
                                not consider nominees recommended    Harry T. Lewis, Jr.
                                by securityholders.                  William Sinclaire
                                                                     Albert C. Yates

Compensation Committee          Determines and reviews the level     Katherine A. Cattanach (Chair)
                                of compensation for Independent      William Sinclaire                              0
                                Trustees/Directors.                  Albert C. Yates

Pricing Committee               Determines the fair value of         Harry T. Lewis, Jr. (Chair)
                                restricted securities and other      Dennis E. Baldwin                              0
                                securities for which market          Jack R. Thompson
                                quotations are not readily           Albert C. Yates
                                available pursuant to procedures
                                adopted by the Trustees.

Brokerage Committee             Reviews and makes recommendations    Dennis E. Baldwin (Chair)
                                regarding matters related to the     Katherine A. Cattanach                         2
                                Trust's use of brokerage             Harry T. Lewis, Jr.
                                commissions and placement of         Jack R. Thompson
                                portfolio transactions.


The table below gives the dollar range of shares of each Fund, as well as the aggregate dollar range of shares of all funds advised and sponsored by Berger Financial Group LLC (the "Berger Funds"), owned by each Trustee as of December 31, 2002.



                                                                                                  AGGREGATE DOLLAR RANGE OF
                                                                                                  SECURITIES IN ALL REGISTERED
                                                                 DOLLAR RANGE OF SECURITIES IN    INVESTMENT COMPANIES OVERSEEN
NAME OF TRUSTEE              FUND                                THE FUNDS                        BY THE TRUSTEE IN BERGER FUNDS
---------------              ----                                ------------------------------   ------------------------------

INDEPENDENT TRUSTEES

Michael Owen                 Berger Growth Fund                  $1 - $10,000                     Over $100,000
                             Berger Large Cap Growth Fund        $1 - $10,000
                             Berger Mid Cap Growth Fund          $10,001 - $50,000
                             Berger Mid Cap Value Fund           $10,001 - $50,000
                             Berger Balanced Fund                $10,001 -- $50,000
                             Berger Small Company Growth Fund    $10,001 -- $50,000
                             Berger Information Technology Fund  $1 - $10,000
                             Berger International Fund           $10,001 -- $50,000
                             Berger Small Cap Value Fund         $50,000 - $100,000

Dennis E. Baldwin            Berger Small Cap Value Fund         $1 - $10,000                     $1 - $10,000

Katherine A. Cattanach       None                                n/a                              n/a

Paul R. Knapp                Berger Mid Cap Value Fund           $50,000 - $100,000               Over $100,000
                             Berger Small Cap Value Fund         $10,001 -- $50,000

Harry T. Lewis, Jr.          Berger Growth Fund                  $50,000 - $100,000               Over $100,000
                             Berger Large Cap Growth Fund        $10,001 - $50,000
                             Berger Mid Cap Growth Fund          $10,001 - $50,000
                             Berger Mid Cap Value Fund           $50,000 - $100,000
                             Berger Balanced Fund                Over $100,000
                             Berger Small Company Growth Fund    $50,000 - $100,000
                             Berger Information Technology Fund  $10,001 - $50,000
                             Berger International Fund           $10,001 - $50,000
                             Berger Small Cap Value Fund         $50,000 - $100,000
                             Berger Small Cap Value Fund II      $10,001 - $50,000

William Sinclaire            None                                n/a                              n/a

Albert C. Yates              Berger Large Cap Growth Fund        $10,001 -- $50,000               $10,001 -- $50,000
                             Berger Mid Cap Growth Fund          $10,001 -- $50,000
                             Berger Balanced Fund                $10,001 -- $50,000
                             Berger Small Cap Value Fund         $10,001 -- $50,000

INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson             None                                n/a                              n/a

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

                   The Fund's investment advisory and sub-advisory agreements must be approved by vote of the Fund's trustees, including the vote of the majority of trustees who are not parties to the agreements or "interested persons" of any parties (the "Independent Trustees") cast in person at a meeting called for such purpose. After the initial term of the agreements, the continuation of the Fund's investment advisory and sub-advisory agreements must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory and sub-advisory agreements. In preparation for these meetings, the trustees request and review a wide variety of materials, including materials provided by the Berger Funds' investment adviser, and, in the case of continuance of such agreements, extensive data provided by third parties. In addition, the Independent Trustees receive advice from counsel to the Independent Trustees.

                   At the March 2002 meeting, the trustees, including a majority of Independent Trustees, approved the Fund's investment advisory and sub-advisory agreements based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the investment advisory and other services to be provided to the Fund under the agreements, including the adviser's and sub-adviser's personnel, experience and compliance program and the resources and investment process provided by the advisers, (2) the Fund's expenses under the agreements and how those expenses compared to those of other comparable mutual funds; and (3) the profitability of the adviser.

                   In its deliberation, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the investment advisory and sub-advisory agreements and concluded that the compensation under the agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEE COMPENSATION

                   The officers of the Fund received no compensation from the Fund during the fiscal year ended September 30, 2002. However, trustees of the Fund who are not "interested persons" of the Fund or its adviser are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Fund nor the trustees receive any form of pension or retirement benefit compensation from the Fund.

                   The following table sets forth information regarding compensation paid or accrued for each trustee of the Fund and the other Berger
Funds:


              NAME AND POSITION                                   AGGREGATE COMPENSATION FROM
              WITH BERGER FUNDS

                                                                                                ALL BERGER FUNDS(1)
                                                                                                FISCAL YEAR ENDING
                                                BERGER SMALL COMPANY GROWTH FUND                SEPTEMBER 30, 2002
                                                --------------------------------                -------------------

     Dennis E. Baldwin(2)                                    $ 6,260                               $ 65,000

     Katherine A. Cattanach(2)                               $ 6,742                               $ 70,000

     Paul R. Knapp(2)                                        $ 5,779                               $ 60,000

     Harry T. Lewis(2)                                       $ 5,779                               $ 60,000

     Michael Owen(2)                                         $ 7,223                               $ 75,000

     William Sinclaire(2)                                    $ 5,779                               $ 60,000

     Albert C. Yates(2)                                      $ 5,779                               $ 60,000

     Jack R. Thompson(2),(3),(4)                             $     0                               $      0

(1) Includes Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust (including Berger Mid Cap Growth Fund, Berger Small Company Growth Fund, Berger Information Technology Fund, Berger New Generation Fund, Berger Select Fund, Berger Large Cap Value Fund, Berger Mid Cap Value Fund, Berger Small Cap Value Fund II and Berger Balanced
     Fund), Berger Institutional Products Trust (four series), Berger Worldwide Funds Trust (three series, including Berger International Fund), Berger Worldwide Portfolios Trust (one series) and Berger Omni Investment Trust (one series). Aggregate compensation figures do not include first-year estimates for any Fund in existence for less than one year. Of the aggregate amounts shown for each director/trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $37,903; Katherine A. Cattanach $70,000; William Sinclaire $60,000; Albert C. Yates $43,500.

(2) Director of Berger Growth Fund and Berger Large Cap Growth Fund and trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

(3)  Interested person of Berger Financial Group LLC.

(4) President of Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

                   Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by certain Berger Funds. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustee for this purpose. Pursuant to an SEC exemptive order, the Fund is permitted to purchase shares of the designated funds in order to offset its obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The obligation of a Berger Fund to make payments of deferred fees under the plan is a general obligation of that Fund.

                   As of December 31, 2002, the officers and trustees of the Fund as a group owned, of record or beneficially, an aggregate of less than 1% of the outstanding shares of the Institutional Shares class and the Fund.

                   The Trust, the Fund's investment adviser and principal underwriter have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds in certain circumstances. The Codes of Ethics are described fully under Restrictions on Personal Trading in Section 4 of this SAI.

4.                 INTERIM INVESTMENT ADVISER

JANUS CAPITAL MANAGEMENT LLC - INTERIM INVESTMENT ADVISER

                   Janus Capital Management LLC ("Janus Capital"), 100 Fillmore Street, Denver, Colorado 80206, serves as interim investment adviser to the Fund. It also serves as investment adviser to the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus Capital began serving as investment adviser to the Janus Fund in 1970.

                   On September 3, 2002, Stilwell Financial Inc. ("Stilwell"), the parent company of Berger Financial Group LLC ("BFG"), announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC ("Janus Capital"). As a result of the consolidation, effective January 1, 2003, Janus Capital Corporation and Stilwell merged and the new organization - Janus Capital Group Inc. - is now responsible for the strategic direction of its investment management subsidiaries including BFG. BFG is now 86% owned by Janus Capital and it is anticipated that BFG will be dissolved.

                   In connection with the reorganization of BFG and effective on December 16, 2002, the Berger Funds' Independent Trustees named Janus Capital interim investment adviser to Berger Small Company Growth Fund pursuant to an Interim Advisory Agreement. Shareholders of the Fund will be asked to ratify the Interim Advisory Agreement at the March 2003 shareholders meeting.

                   Also in connection with the reorganization of BFG, the Independent Trustees of the Berger Funds have approved, subject to shareholder approval, the merger of the following Berger growth fund into a similar Janus fund:

            CURRENT FUND                             PROPOSED ACQUIRING FUND

            Berger Small Company Growth Fund         Janus Venture Fund

                   It is anticipated that shareholders will be receiving materials about the proposals in January and that a shareholders meeting will be held in March 2003.

BERGER FINANCIAL GROUP LLC

                   Berger Financial Group LLC ("BFG"), 210 University Boulevard, Denver, Colorado 80206, acts as the Fund's administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws.

                   BFG is a Nevada Limited Liability Company, and has been in the investment advisory business since 1974. BFG, and its subsidiaries, serve as investment adviser or sub-adviser to mutual funds and institutional investors and had assets under management of approximately $13.6 billion as of December 31, 2002. BFG is a subsidiary of Janus Capital, which owns approximately 86% of BFG, and is an indirect subsidiary of JCG. JCG also owns approximately 33% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company, which acts as the Fund's transfer agent. DST, in turn, owns 100% of DST Securities, a registered broker-dealer, which may execute portfolio trades for the Fund.

INTERIM INVESTMENT ADVISORY AGREEMENT

                   Under the Interim Investment Advisory Agreement between the Fund and its interim adviser, the interim adviser is generally responsible for managing the investment operations of the Fund and the composition of its investment portfolio. The agreement provides that the interim investment adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

                   Under the agreement the adviser is compensated for its services by the payment of a fee at an annual rate, calculated as a percentage of the average daily net assets of the Fund.

                   The following schedule reflects the advisory fees charged to the Fund for the fiscal year ended September 30, 2002:


                      FUND                                 ADVISER                  INVESTMENT ADVISORY FEE
------------------------------------------------- -------------------------- ---------------------------------------

Berger Small Company Growth Fund                             BFG                             0.84%

         Investment advisory fees are charged to the Fund according to the following schedule:


                                                      AVERAGE DAILY NET ASSETS                 ANNUAL RATE
                                                      ------------------------                 -----------

                                                         First $500 million                       .85%
      Berger Small Company Growth Fund                   Next $500 million                        .80%
                                                          Over $1 billion                         .75%

                   The Fund's current Investment Advisory Agreement will continue in effect until the last day of April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the 1940 Act) of the Fund or the adviser. The Agreement is subject to termination by the Fund or the adviser on 60 days' written notice and terminates automatically in the event of its assignment. The Interim Investment Advisory Agreement for Berger Small Company Growth Fund became effective December 16, 2002, and shall remain in effect until the earlier of: (i) 150 days from December 16, 2002 or (ii) a majority of the outstanding voting securities of the Fund approves an investment advisory agreement with Janus Capital.

TRADE ALLOCATIONS

                   While investment decisions for the Fund are made independently by the interim adviser, the same investment decision may be made for the Fund and one or more accounts advised by the interim adviser. In this circumstance, should purchase and sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the interim adviser in order to seek the best combination of net price and execution for each based upon procedures adopted by the interim adviser. Based upon these procedures, client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimus allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received. Although in some cases this policy might adversely affect the price paid or received by the Fund or other participating accounts, or the size of the position obtained or liquidated, the interim adviser will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

                  The interim adviser has adopted procedures for allocating to its participating accounts' securities purchased pursuant to a company's initial public offering ("IPO"). The procedures provide that such allocations must be effected in a manner that is fair and equitable to all accounts. Generally, securities received from participating in IPOs will be allocated to participating accounts pro rata based on account size or total equity assets.

                  The key criterion for determining eligibility of the account to participate in an offering is the suitability of the investment for the account. An account may participate in an IPO allocation if the interim adviser believes that, based on the account's investment restrictions, risk profile, asset composition and cash levels, the IPO is an appropriate investment. Accordingly, not every account will participate in every IPO allocation. In addition, an account generally will not participate in an IPO if the securities available for allocation to the account are insignificant relative to the account's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many or any IPOs.

RESTRICTIONS ON PERSONAL TRADING

                  BFG, Janus Capital, the Berger Funds and Berger Distributors LLC each permits its directors, officers and employees to purchase and sell securities for their own accounts, including securities that may be purchased or held by the Funds, in accordance with a policy regarding personal investing in each of the entities' Code of Ethics. The policies require all covered persons to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Funds or other advisory clients. Officers of BFG, Janus Capital and Berger Distributors LLC, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policies. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policies or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Funds.

                  In addition to the pre-clearance requirements described above, the policies subject directors and officers of BFG, Janus Capital, the Berger Funds and Berger Distributors LLC, investment personnel and other access persons to various trading restrictions and reporting obligations. The policies are administered by each entity, which reviews all reportable transactions for compliance. The policies are subject to management interpretation and exceptions may be authorized in certain circumstances.

5.                 EXPENSES OF THE FUND

                   In addition to paying an investment advisory fee to its adviser, the Fund pays all of its expenses not assumed by its adviser, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, expenses of investor meetings, compensation of trustees who are not interested persons of BFG, expenses of printing and distributing reports to investors and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of the Fund. The Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for investors of the Fund.

                  Under a separate Administrative Services Agreement with respect to the Fund, BFG performs certain administrative and recordkeeping services not otherwise performed by the Fund's custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. For the fiscal year ended September 30, 2002, BFG did not charge an administrative fee to the Fund. The administrative services fee may be changed by the trustees without investor approval.

                   Additionally, under a separate Shareowner Servicing Agreement, Berger Distributors LLC agrees to perform certain shareowner servicing on behalf of the Fund. Berger Distributors LLC will respond to shareowner inquiries (via the telephone, e-mail, or other correspondence) regarding account balances, account status, account maintenance requests, purchases, redemptions, exchanges, transfers, net asset value prices, and dividend amounts and payment dates. For these services, Berger Distributors LLC receives a fee from the Fund based on certain service levels and is reimbursed for reasonable out-of-pocket expenses.

                   The following table shows the cost to the Fund of the previously applicable advisory fee and administrative services fee for the years shown and the amount of such fees waived on account of excess expenses under applicable expense limitations.

                        BERGER SMALL COMPANY GROWTH FUND

     FISCAL YEAR ENDED            INVESTMENT          ADMINISTRATIVE            EXPENSE
       SEPTEMBER 30,             ADVISORY FEE          SERVICE FEE          Reimbursement(1)           TOTAL
---------------------------- --------------------- --------------------- ----------------------- -------------------

           2002                  $  4,829,000              $ 0                 $ (11,000)           $  4,818,000

           2001                  $  8,204,000              $ 0                 $ (10,000)           $  8,194,000

           2000                  $ 10,140,000              $ 0                 $ (14,000)           $ 10,126,000

(1) For the Institutional Share class only, BFG reimburses the Fund to the extent the normal transfer agency and registration expenses of the Institutional Shares exceed .20%.

                   The Fund has appointed State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171, as its recordkeeping and pricing agent. In addition, State Street also serves as the Funds' custodian. The Fund has appointed DST Systems, Inc. ("DST"), P.O. Box 219958, Kansas City, Missouri 64121, as its transfer agent and dividend-disbursing agent. JCG owns approximately 33% of the outstanding shares of DST.

                   As recordkeeping and pricing agent, State Street calculates the daily net asset value of the Fund and performs certain accounting and recordkeeping functions required by the Fund. The Fund pays State Street a monthly asset-based fee for such services. State Street is also reimbursed for certain out-of-pocket expenses.

                   State Street, as custodian, and its subcustodians have custody and provide for the safekeeping of the Fund's securities and cash, and receive and remit the income thereon as directed by the management of the Fund. The custodian and subcustodians do not perform any managerial or policy-making functions for the Fund. For its services as custodian, State Street receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.

                   As transfer agent and dividend disbursing agent, DST maintains all investor accounts of record; assists in mailing all reports, proxies and other information to the Fund's investors; calculates the amount of, and delivers to the Fund's investors, proceeds representing all dividends and distributions; and performs other related services. For these services, DST receives a fee from the Fund at an annual rate of $15.47 per open Fund investor account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses.

                   All of State Street's fees are subject to reduction pursuant to an agreed-upon formula for certain earnings credits on the cash balances of the Fund. Earnings credits received by the Fund can be found on the Fund's Statement of Operations in the Annual Report incorporated by reference into this Statement of Additional Information.

OTHER EXPENSE INFORMATION

                   The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. See Section 6--Brokerage Policy for further information concerning the expenses reduced as a result of these arrangements. DSTS may be considered an affiliate of Janus Capital and its subsidiaries due to the ownership interest of JCG in DST.

                   The Fund and/or its adviser have entered into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, investor communications, sub-accounting and/or other services) to investors purchasing shares of the Fund through those firms or companies. The Fund's adviser or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

                   The Fund's adviser may also enter into arrangements with organizations that solicit clients for the adviser, which may include clients who purchase shares of the Fund. While the specific terms of each arrangement may differ, generally the fee paid by the adviser under such arrangements is based on the value of the referred client's assets managed by the adviser. None of the fees paid to such organizations will be borne by the Fund.

DISTRIBUTOR

                   The distributor (principal underwriter) of the Fund's shares is Berger Distributors LLC (the "Distributor"), 210 University Boulevard, Denver, Colorado 80206. The Distributor may be reimbursed by BFG for its costs in distributing the Fund's Institutional Shares.

6.                 BROKERAGE POLICY

                   Although the Fund retains full control over its own investment policies, under the terms of its Interim Investment Advisory Agreement, the adviser or interim adviser is directed to place the portfolio transactions of the Fund. A report on the placement of brokerage business is given to the trustees of the Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement. The brokerage commissions paid by the Fund during the past three fiscal years were as follows:

                              BROKERAGE COMMISSIONS

                                                   FISCAL YEAR ENDED           FISCAL YEAR ENDED          FISCAL YEAR ENDED
                                                  SEPTEMBER 30, 2002          SEPTEMBER 30, 2001         SEPTEMBER 30, 2000
                                                  ------------------          ------------------         ------------------

      Berger Small Company Growth Fund                $ 5,150,000                 $ 1,267,000                 $ 616,000

                   The Interim Investment Advisory Agreement authorizes and directs the interim adviser to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the Agreement specifically authorizes the interim adviser to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the interim adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the interim adviser. Accordingly, the interim adviser does not have an obligation to seek the lowest available commission.

                   In accordance with this provision of the Agreement, portfolio brokerage business of the Fund may be placed with brokers who provide useful brokerage and research services to the interim adviser. The Fund's interim adviser may consider the value of research provided as a factor in the choice of brokers. "Research" includes computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services and broker and other third-party equity research, such as publications or writings that furnish advice as to the value of securities and advisability of investing, and analyses and reports concerning issuers, industries, securities, market trends and portfolio strategies. Research may be provided orally, in print or electronically. These services include a service used by the independent trustees of the Fund in reviewing the Agreements.

                   In some cases, a product or service termed "research" may serve other functions unrelated to the making of investment decisions. When a product has such a mixed use, the interim adviser will make a good faith allocation of the cost of the product according to the use made of it. The portion of the product that assists the interim adviser in the investment decision-making process may be paid for with the Fund's commission dollars. The interim adviser pays for the portion of the product that is not "research" with its own funds. Accordingly, the decision whether and how to allocate the costs of such a product presents a conflict of interest for the interim adviser.

                   The interim adviser does not enter into formal agreements with any brokers regarding the placement of securities transactions because of any such brokerage or research services that they provide. The interim adviser may, however, make arrangements with and maintain internal procedures for allocating transactions to brokers who provide such services to encourage them to provide services expected to be useful to the interim adviser's clients, including the Fund. Brokers may suggest a level of business they would like to receive in return for the brokerage and research they provide. The interim adviser then determines whether to continue receiving the research and brokerage provided and the approximate amount of commissions it is willing to pay to continue the brokerage and research arrangement with each broker. The actual amount of commissions a broker may receive may be more or less than a broker's suggested allocations, depending on the interim adviser's level of business, market conditions and other relevant factors. Even under these arrangements, however, the placement of all Fund transactions, must be consistent with the Fund's brokerage placement and execution policies, and must be directed to a broker who renders satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.

                   During the fiscal year ended September 30, 2002, of the brokerage commissions paid by the Fund, the following amounts were paid to brokers who provided to the Fund selected brokerage or research services prepared by the broker or subscribed or paid for by the broker on behalf of the
Fund:

                     FUND                            AMOUNT OF TRANSACTIONS             AMOUNT OF COMMISSIONS
                     ----                            ----------------------             ---------------------
       Berger Small Company Growth Fund                   $ 180,489,000                       $ 559,000

                   These brokerage and research services received from brokers are often helpful to the interim adviser in performing its investment advisory responsibilities to the Fund, and the availability of such services from brokers does not reduce the responsibility of the interim adviser's advisory personnel to analyze and evaluate the securities in which the Fund invests. The brokerage and research services obtained as a result of the Fund's brokerage business also will be useful to the interim adviser in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by the interim adviser in rendering investment advice to the Fund. Although such brokerage and research services may be deemed to be of value to the interim adviser, they are not expected to decrease the expenses that the interim adviser would otherwise incur in performing its investment advisory services for the Fund nor will the advisory fees that are received by the interim adviser from the Fund be reduced as a result of the availability of such brokerage and research services from brokers.

                   The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the

Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Janus Capital and its subsidiaries due to the ownership interest of JCG in DST.

                   Included in the brokerage commissions paid by the Fund during the last three fiscal years, as stated in the preceding Brokerage Commissions table, are the following amounts paid to DSTS, which served to reduce the Fund's out-of-pocket expenses as follows:

                 DSTS COMMISSIONS AND RELATED EXPENSE REDUCTIONS


                                  DSTS                            DSTS                            DSTS
                              COMMISSIONS     REDUCTION IN    COMMISSIONS    REDUCTION IN     COMMISSIONS     REDUCTION IN
                                  PAID        EXPENSES FYE        PAID       EXPENSES FYE        PAID        EXPENSES FYE
                              FYE 9/30/02      9/30/02(1)     FYE 9/30/01      9/30/01(1)      FYE 9/30/00    9/30/00(1)
                              -----------     ------------    -----------    -------------    ------------   -------------

   Berger Small Company         $ 2,500         $ 2,000           $ 0             $ 0             $ 0             $ 0
   Growth Fund

(1) No portion of the commission is retained by DSTS. Difference between commissions paid through DSTS and reduction in expenses constitute commissions paid to an unaffiliated clearing broker.

                   The Fund's interim adviser places securities orders with a limited number of major institutional brokerage firms chosen for the reliability and quality of execution; commission rates; quality of research coverage of major U.S. companies, the U.S. economy and the securities markets; promptness; back office capabilities; capital strength and financial stability; prior performance in serving the interim adviser and its clients; and knowledge of other buyers and sellers. The interim adviser selects the broker for each order based on the factors stated, as well as the size, difficulty and other characteristics of the order. The trustees of the Fund have also authorized sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. In addition, the interim adviser may also consider payments made by brokers to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the interim adviser of the Fund will seek the best execution of each transaction.

7.                 HOW TO PURCHASE AND REDEEM SHARES IN THE FUND

                   Minimum Initial Investment                           $250,000

                   Institutional Shares in the Fund may be purchased at the relevant net asset value without a sales charge. The minimum initial investment for Institutional Shares of the Fund is $250,000.

                   To purchase shares in the Fund, simply complete the application form enclosed with the Prospectus. Then mail it with a check payable to "Berger Funds" to the following address:

                   Berger Funds
                   P.O. Box 219958
                   Kansas City, MO  64121-9958

                   PENDING APPROVAL BY THE BERGER FUNDS' SHAREHOLDERS, THE BERGER FUNDS WILL BE REORGANIZED INTO THE JANUS FAMILY OF FUNDS EFFECTIVE ON OR ABOUT MARCH 24, 2003. AFTER THE EFFECTIVE DATE OF THE REORGANIZATION, ALL SUBSEQUENT REQUESTS AND CORRESPONDENCE SHOULD BE MAILED TO JANUS FUNDS AT P.O. BOX 173375, DENVER, CO 80217-3375. BEGINNING 60 DAYS AFTER THE MERGER DATE (APPROXIMATELY MAY 24, 2003), MAIL SENT TO ANY OF THE BERGER FUNDS ADDRESSES WILL BE RETURNED TO THE SENDER.

                   Payment for shares purchased may be made by wire, electronic funds transfer or mail. All purchase orders are effected at the relevant net asset value per share of the Fund next determined after receipt of the purchase order, completed application and payment. A purchase order, together with payment in proper form, received by the Fund, its authorized agent or designee prior to the close of the New York Stock Exchange (the

"Exchange") on a day the Fund is open for business will be effected at that day's net asset value. An order received after that time will be effected at the net asset value determined on the next business day.

                   Additional investments may be made at any time by mail, telephone (1-800-960-8427) or online (bergerfunds.com) at the relevant net asset value by calling or writing the Fund and making payment by wire or electronic funds transfer as outlined here.

                   In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to investors who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing an investor's total return on an investment in Fund shares. No such fee will apply to an investor who purchases Fund shares directly from the Fund as described here.

                   Procedures for purchasing, selling (redeeming) and exchanging Fund shares by telephone and online are described in the Prospectus. The Fund may terminate or modify those procedures and related requirements at any time. BFG may, at its own risk, waive certain of those procedures and related requirements.

                   The Fund also offers a Systematic Investment Plan (minimum $50 per month) and a Systematic Withdrawal Plan (minimum of $50 withdrawn monthly, quarterly, semiannually or annually). Forms for these plans may be obtained online at bergerfunds.com or by calling 1-800-960-8427.

8.                 HOW THE NET ASSET VALUE IS DETERMINED

                   The net asset value of the Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year.

                   The per share net asset value of the Institutional Shares is determined by dividing the Institutional Shares' pro rata portion of the total value of the Fund's securities and other assets, less the Institutional Shares' pro rata portion of the Fund's liabilities and the liabilities attributable to the Institutional Shares, by the total number of Institutional Shares outstanding. Since net asset value for the Fund is calculated by class, and since the Institutional Shares and each other class of the Fund has its own expenses, the per share net asset value of the Fund will vary by class.

                   In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Fund will be determined by using prices provided by pricing services that provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

                   Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Fund are determined as of the earlier of such market close or the closing time of the Exchange.

Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.

                   The Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets that may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when investors cannot purchase or redeem shares of the Fund.

9.                 INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
                   TREATMENT

                   This discussion summarizes certain U.S. federal income tax issues relating to the Fund. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, investors are urged to consult with their tax advisers with respect to their particular tax consequences.

                   TAX STATUS OF THE FUND. If the Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to investors. It may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. The Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

                   TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Fund will report annually to the Internal Revenue Service and to each investor, information about the tax treatment of the investor's distributions. Dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the investors. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the investors, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the investors on December 31.

                   In general, net capital gains from assets held by the Fund for more than 12 months will be subject to the applicable long-term capital gain rates and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gain rates, regardless of how long an investor has held Fund shares. Assets contributed to the Fund in an in-kind purchase of Fund shares may generate more gain upon their sale than if the assets had been purchased by the Fund with cash contributed to the Fund in a cash purchase of Fund shares.

                   If the Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital. To the extent a distribution is treated as a return of capital, an investor's basis in his or her Fund shares will be reduced by that amount.

                  If a investor has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the investor's address of record or if a investor's checks remain uncashed for six months, the Fund reserves the right to reinvest the amount distributed in shares of the applicable Fund at the NAV next computed after the check is canceled, and to convert the investor's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

                  Additionally, the Funds reserve the right to reinvest distributions of less than $10 in shares of the applicable Fund at the next computed NAV.

                   TAX ON REDEMPTIONS OF FUND SHARES. Investors may be subject to tax on the redemption of their Fund shares. In general, such redemptions may give rise to a capital gain or loss, the treatment of which will depend on the investor's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the investor reinvests in the Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

                   INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, if the Fund makes an election, investors of the Fund may be able to deduct (as an itemized deduction) or claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.

                   If the Fund invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Fund to incur IRS tax and interest charges. However, the Fund may be eligible to elect one of two alternative tax treatments with respect to PFIC shares that would avoid these taxes and charges but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to investors of the Fund holding PFIC shares may differ substantially as compared with a fund that did not invest in PFIC shares.

                   INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Fund's investments may include transactions that are subject to special tax rules. Transactions involving foreign currencies may give rise to gain or loss that could affect the Fund's ability to make ordinary dividend distributions. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Fund. If the Fund enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.

                   BACKUP WITHHOLDING. In general, if an investor is subject to backup withholding, the Fund will be required to withhold at the applicable rate from distributions to that investor. These payments are creditable against the investor's federal income tax liability.

                   FOREIGN INVESTORS. Foreign investors of the Fund generally will be subject to the applicable U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign investor dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

10.                SUSPENSION OF REDEMPTION RIGHTS

                   The Fund may not suspend the right of redemption, or postpone the day of payment or satisfaction upon redemption of any redeemable shares for more than seven days except for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of investors of the Fund.

                   The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining investors, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one investor. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one investor. Should redemptions by any investor during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming investor generally will incur brokerage costs in converting the assets to cash. The redeeming investor may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under
Section 8.

11.                TAX-SHELTERED RETIREMENT PLANS

                   The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA or other retirement plans, please call 1-800-259-2820 or write to the Berger Funds, c/o Berger Financial Group LLC, P.O. Box 5005, Denver, CO 80217-5005. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-259-2820.

                   PENDING APPROVAL BY THE BERGER FUNDS' SHAREHOLDERS, THE BERGER FUNDS WILL BE REORGANIZED INTO THE JANUS FAMILY OF FUNDS EFFECTIVE ON OR ABOUT MARCH 24, 2003. AFTER THE EFFECTIVE DATE OF THE REORGANIZATION, FOR INFORMATION ABOUT TRADITIONAL AND ROTH IRAS, SEPS, DEFINED CONTRIBUTION PLANS AND SECTION 403(b)(7) PLANS, PLEASE WRITE TO THE JANUS FUNDS AT P.O. BOX 173375, DENVER, CO 80217-3375. BEGINNING 60 DAYS AFTER THE MERGER DATE (APPROXIMATELY MAY 24, 2003), MAIL SENT TO ANY OF THE BERGER FUNDS' ADDRESSES WILL BE RETURNED TO THE SENDER.

12.                EXCHANGE PRIVILEGE

                  Any investor may exchange any or all of the investor's shares in any of the Funds, subject to stated minimums, for shares of any of the other available Berger Funds or for shares of the Money Market Portfolio, the Government Securities Portfolio or the Tax-Exempt Portfolio of the Cash Account Trust ("CAT Portfolios"), separately managed, unaffiliated money market funds, without charge, after receiving a current prospectus of the other Fund or CAT Portfolio. The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of any such CAT Portfolio by any of the Funds or BFG. BFG is compensated for administrative services it performs with respect to the CAT Portfolios.

                  Exchanges into or out of the Funds are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one Fund and the purchase of shares in another, which may produce a gain or loss for income tax purposes.

                  An exchange of shares may be made by written request, via on-line access or simply by telephoning the Berger Funds at 1-800-960-8427. This privilege may be terminated or amended by any of the Funds and is not available in any state in which the shares of the Fund or CAT Portfolio being acquired in the exchange are not eligible for sale. Investors automatically have telephone and on-line privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.

                  PENDING APPROVAL BY THE BERGER FUNDS' SHAREHOLDERS, THE BERGER FUNDS WILL BE REORGANIZED INTO THE JANUS FAMILY OF FUNDS EFFECTIVE ON OR ABOUT MARCH 24, 2003. AFTER THE EFFECTIVE DATE OF THE REORGANIZATION, ALL SUBSEQUENT REQUESTS AND CORRESPONDENCE SHOULD BE MAILED TO JANUS FUNDS AT P.O. BOX 173375, DENVER, CO 80217-3375. BEGINNING 60 DAYS AFTER THE MERGER DATE (APPROXIMATELY MAY 24, 2003), MAIL SENT TO ANY OF THE BERGER FUNDS ADDRESSES WILL BE RETURNED TO THE SENDER.

13.                PERFORMANCE INFORMATION

                  From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Money, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Wilshire 5000 Index, the Russell 2000 Stock Index, Russell 1000 Growth Index, Russell Mid Cap Growth Index, Russell 2000

Growth Index, Russell 3000 Growth Index, Russell 2000 Value Index, Russell Mid Cap Value Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index, the Nasdaq 100 Index, the Lehman Brothers Intermediate Term Government/Corporate Bond Index or the InformationWeek 100 Index, or more narrowly based or blended indices that reflect the market sectors in which that Fund invests.

                   The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

                   The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

                   All performance figures for the Fund are based upon historical results and do not assure future performance (before or after taxes). The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. State and local taxes are not considered. In addition, the formulas do not take into account the effect of the alternative minimum tax or phaseouts of certain tax credits, exemptions and deductions for taxpayers whose adjusted gross income is above a specified amount.

                   Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 3, 5 and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                                     n
                                             P(1 + T)  = ERV

                  Where    P     =  a hypothetical initial payment of $1,000

                           T     =  the average annual total return

                           n     =  the number of years

                           ERV   =  the ending redeemable value of a
                                    hypothetical $1,000 payment made at the
                                    beginning of the period.

                  All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

                  Quotations of average annual total return (after taxes on distributions) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:

                                                 n
                                           P(1+T)  = ATV
                                                        D
                      Where: P = a hypothetical initial payment of $1,000 T = the average annual total return (after taxes on distributions)
                                  n = the number of years
                               ATV  = ending value of a hypothetical
                                  D   $1,000 payment made at the beginning
                                      of the period.

                  In calculating average annual total return (after taxes on distributions), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, and (d) all recurring fees charged to all shareholder accounts are included.

                  Quotations of average annual total return (after taxes on distributions and redemption) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:

                                                 n
                                           P(1+T)  = ATV
                                                        DR
                      Where: P = a hypothetical initial payment of $1,000 T = the average annual total return (after taxes on distributions and redemptions)
                                  n = the number of years
                               ATV  = ending value of a hypothetical
                                  DR  $1,000 payment made at the beginning
                                      of the period.




                  In calculating average annual total return (after taxes on distributions and redemption), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, (d) all recurring fees charged to all shareholder accounts are included, and (e) capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added.

                  Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                  Total return of the Institutional Shares and other classes of shares of a Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.

PREDECESSOR PERFORMANCE QUOTATIONS

                   Shares of the Fund had no class designations until July 6, 1999, when all of the then-existing shares were designated as Investor Shares and the Institutional Shares class of the Fund covered in this Statement of Additional Information was established. The Institutional Shares class of the Fund commenced investment operations on October 16, 1999. Performance data for the Institutional Shares include periods prior to the commencement of investment operations of the Institutional Shares class on that date, and therefore reflect a 0.25% per year 12b-1 fee applicable to the Investor Shares that is not paid by the Institutional Shares. Total return of the Institutional Shares and other classes of shares of the Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.

AVERAGE ANNUAL TOTAL RETURNS (BEFORE TAXES)

                  The average annual total return before taxes of the Fund, for various periods ending September 30, 2002, is shown in the following table:


FUND                                      1-YEAR         3-YEAR         5-YEAR           LIFE OF FUND
-----                                    --------       --------       --------        ---------------
Berger Small Company Growth Fund -       (33.06)%       (20.21)%        (9.04)%                   3.84%
Institutional Shares(1)                                                                (since 12/30/93)

     (1) Performance data for periods prior to October 16, 1999 reflects a 0.25% 12b-1 fee not paid by the Institutional Shares.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)

                  Average annual total return after taxes on distributions assumes that (1) taxes are paid on distributions at the time of the distribution; (2) shares were held for the entire measurement period; and (3) no taxes have been paid on accumulated capital appreciation. The average annual total return after taxes on distributions of the Fund, for various periods ending September 30, 2002, is shown in the following table:


FUND                                               1-YEAR         3-YEAR         5-YEAR           LIFE OF FUND
----                                              --------       --------       --------         --------------

Berger Small Company Growth Fund -                (33.06)%       (22.55)%       (11.72)%                   1.93%
Institutional Shares(1)                                                                         (since 12/30/93)

     (1) Performance data for periods prior to October 16, 1999 reflects a 0.25% 12b-1 fee not paid by the Institutional Shares.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

                  Average annual total return after taxes on distributions and redemption assumes that (1) taxes are paid at the time of the distribution; (2) shares have been sold at the end of the measurement period; and (3) the long-term capital gains tax rate is applied on accumulated capital appreciation for all periods. If a capital loss would have occurred on liquidation, the loss is recorded as a tax benefit, increasing the return after taxes on distributions and redemption. The average annual total return after taxes on distributions and redemption of the Fund, for various periods ending September 30, 2002, is shown in the following table:


FUND                                               1-YEAR         3-YEAR         5-YEAR           LIFE OF FUND
----                                              --------       --------       --------         --------------

Berger Small Company Growth Fund -               (20.30)%       (13.41)%         (5.47)%                   4.21%
Institutional Shares(1)                                                                         (since 12/30/93)


     (1) Performance data for periods prior to October 16, 1999 reflects a 0.25% 12b-1 fee not paid by the Institutional Shares.

14.                ADDITIONAL INFORMATION

FUND ORGANIZATION

                   The Fund is a separate series of the Berger Investment Portfolio Trust (the "Trust"), a Delaware business trust established under the Delaware Business Trust Act. The Fund was established on August 23, 1993. The name "Berger Small Company Growth Fund(R)" was registered as a service mark in September 1995. The Berger Small Company Growth Fund had no class designations until July 6, 1999, when all of the then-existing shares were designated as Investor Shares, which are covered in a separate Prospectus and Statement of Additional Information, and the Fund commenced offering the class known as Institutional Shares covered in this Statement of Additional Information.

                   The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Fund is one of six series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. The Fund currently has two classes of shares, although others may be added in the future.

                   Shares of the Fund are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

                   DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, investors of the Fund will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no investor shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the investors of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

                   In order to protect investors from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any investor by reason of being or having been a investor, and that the Trust shall, upon request, assume the defense of any such claim made against such investor for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

                   As a result, the risk of an investor of the Fund incurring financial loss on account of investor liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that the risk of personal liability to investors of the Fund is therefore remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of investors for liabilities of the Trust or the Fund.

                   CORPORATE GOVERNANCE INFORMATION PERTAINING TO THE FUND. The Fund is not required to hold annual investor meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees. If investors owning at least 10% of the outstanding shares of the Trust so request, a special investors' meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by investors desiring to call a special meeting for the purpose of considering the removal of a trustee.

                   Investors of the Fund and, when applicable, the other series/classes of the Trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote.

                   Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.

                   Shares of the Fund have no preemptive rights. There are no sinking funds or arrearage provisions that may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights, except that investors of any class of the Fund may convert their shares into shares of any other class of the Fund in the event and only in the event the investor ceases to be eligible to purchase or hold shares of the original class or becomes eligible to purchase shares of a different class, by reason of a change in the investor's status under the conditions of eligibility in effect for such class at that time. Shares of the Fund may be transferred by endorsement, or other customary methods, but the Fund is not bound to recognize any transfer until it is recorded on its books.

                   Under governing corporate law, the Fund may enter into a variety of corporate transactions, such as reorganizations, conversions, mergers and asset transfers, or may be liquidated. Any such transaction would be subject to a determination from the trustees that the transaction was in the best interests of the Fund and its investors, and may require obtaining investor approval.

MORE INFORMATION ON SPECIAL MULTI-CLASS FUND STRUCTURE

                   The Fund currently has divided its shares into two classes of shares, the Institutional Shares covered by this SAI and the Investor Shares offered through a separate Prospectus and SAI. The Fund implemented its multi-class structure by adopting a Rule 18f-3 Plan under the 1940 Act permitting it to issue its shares in classes. The Fund's Rule 18f-3 Plan governs such matters as class features, dividends, voting, allocation of income and expenses between classes, exchange and trustee monitoring of the Plan. Each class is subject to such investment minimums and other conditions of eligibility as are set forth in the relevant prospectus for the class, as it may be amended from time to time. Investor Shares are available to the general public and bear a 0.25% 12b-1 fee. Information concerning Investor Shares is available from the Fund at 1-800-333-1001.

                    Subject to the Trust's Trust Instrument and any other applicable provisions, the trustees of the Trust have the authority to create additional classes, or change existing classes, from time to time, in accordance with Rule 18f-3 under the Act.

PRINCIPAL INVESTORS

                   Insofar as the management of the Fund is aware, as of December 31, 2002, no person owned, beneficially or of record, more than 5% of the outstanding shares of the Institutional Shares class of the Fund, except for the following:


OWNER                                                                                      PERCENTAGE
-----                                                                                     ------------

Memphis Commerce Square                                                                      26.14%
C/o National Bank of Commerce
P O Box 30010
Durham, NC  27702-3010

Herbert L. Wittow Tr.
Frozen Money Purchase Pension Plan
4600 S. Ulster Street, Ste 660                                                               37.56%
Denver, CO  80237-2872

Southwest Securities Inc.
FBO Sisk Charitable Trust
PO Box 509002                                                                                28.88%
Dallas, TX  75250-9002

IITC & Co.
507 Canyon Blvd.                                                                              5.13%
Boulder, CO  80302-5058


                   Any person owning more than 25% of the outstanding securities of the Fund may be deemed to control it. The accounts identified above are believed to hold shares of the Fund as nominees for the benefit of their clients or customers.

DISTRIBUTION

                   Berger Distributors LLC, as the Fund's Distributor, is the principal underwriter of the Fund's shares. The Distributor is a wholly owned subsidiary of BFG. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of the Fund's shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. Andrew J. Iseman, Manager and Vice President of the Distributor, is also a Vice President of the Fund. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Assistant Secretary of the Fund. Brian Ferrie, Vice President and Chief Financial Officer of the Distributor, is also Vice President of the Fund. Anthony Bosch, President and Chief Compliance Officer of the Distributor, is also Vice President of the Fund. Sue Vreeland, Assistant Secretary of the Distributor, is also Secretary of the Fund.

                   The Fund and the Distributor are parties to a Distribution Agreement that continues through April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the Distributor. The Distribution Agreement is subject to termination by the Fund or the Distributor on 60 days' prior written notice and terminates automatically in the event of its assignment. The Fund's offerings are continuous, and, under the Distribution Agreement, the Distributor continuously offers shares of the Fund and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by BFG for its costs in distributing Fund shares.

OTHER INFORMATION

                   The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Fund of which this Statement of Additional Information is a part. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

                  Davis Graham & Stubbs LLP, 1550 Seventeenth Street, Suite 500, Denver, Colorado, acts as counsel to the Fund.

INDEPENDENT ACCOUNTANTS

                  PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, acted as independent accountants for the Fund for the fiscal year ended September 30, 2002. In that capacity, PricewaterhouseCoopers LLP audited the financial statements of the Fund referenced below under "Financial Information" and assisted the Fund in connection with the preparation of its 2001 tax return.

                  PricewaterhouseCoopers LLP has been appointed to act as independent accountants for the Fund for the fiscal year ended September 30, 2003. In that capacity, PricewaterhouseCoopers LLP will audit the financial statements of the Fund and assist the Fund in connection with the preparation of its 2002 income tax returns.

FINANCIAL INFORMATION

                  A copy of the Annual Report referenced below is enclosed with a copy of this SAI. Additional copies of that Annual Report may be obtained upon request without charge at bergerfunds.com or by calling the Fund at 1-800-259-2820.

Year-End Financial Statements

                  The following financial statements for the Fund are incorporated herein by reference from the Annual Report to Shareholders of the Berger Funds dated September 30, 2002, in each case along with the Report of Independent Accountants thereon dated November 6, 2002.

      Schedule of Investments as of September 30, 2002

      Statement of Assets and Liabilities as of September 30, 2002

      Statement of Operations for the Year Ended September 30, 2002

      Statements of Changes in Net Assets for each of the periods indicated

      Notes to Financial Statements, September 30, 2002

      Financial Highlights for each of the periods indicated

                                   APPENDIX A


HIGH-YIELD/HIGH-RISK SECURITIES

         The Fund may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P) (sometimes referred to as "junk bonds"). However, the Fund will not purchase any security in default at the time of purchase. The Fund will not invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

         Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers, or in general economic conditions or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities may also have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, the Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

         Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in the Fund's percentage limits for investments rated below investment grade, unless the Fund's adviser deems such securities to be the equivalent of investment grade. If securities purchased by the Fund are downgraded following purchase or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

         Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that the securities will decline in value, because credit ratings represent evaluations of the safety of principal, dividend and/or interest payments and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

         Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

         Expenses incurred in recovering an investment in a defaulted security may adversely affect the Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

         The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

         Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

         A-Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa-Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

         B-Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds that are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

         Ca-Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.


KEY TO STANDARD & POOR'S CORPORATE RATINGS

         AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A-Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

         C1-The rating C1 is reserved for income bonds on which no interest is being paid.

         D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                       BERGER INFORMATION TECHNOLOGY FUND
                 (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)

                              INSTITUTIONAL SHARES



                       STATEMENT OF ADDITIONAL INFORMATION
                        INVESTOR SERVICES: 1-800-960-8427


                  This Statement of Additional Information ("SAI") is not a prospectus. It relates to the Prospectus for the Berger Information Technology Fund (the "Fund") -- Institutional Shares, dated January 28, 2003, as it may be amended or supplemented from time to time, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217-5005, or calling 1-800-259-2820.

                  This SAI is about the class of shares of the Fund designated as Institutional Shares. Institutional Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals, who are willing to maintain a minimum account balance of $250,000. Shares of the Fund may be offered through certain financial intermediaries that may charge their customers transaction or other fees with respect to the customers' investment in the Fund. Institutional Shares are also made available for purchase and dividend reinvestment in the account of all holders of Institutional Shares who received their shares in the Fund's reorganization in July 1999.

                  The Fund is the successor to the InformationTech 100(R) Fund, which was reorganized into the Fund effective July 2, 1999.

                  The financial statements of the Fund for the fiscal year ended September 30, 2002, and the related Report of Independent Accountants on those statements, are incorporated into this SAI by reference from the Fund's 2002 Annual Report to Shareholders dated September 30, 2002.

                  A copy of that Annual Report is available, without charge, upon request, by calling 1-800-259-2820.











                             DATED JANUARY 28, 2003

                                TABLE OF CONTENTS
                                        &
                         CROSS-REFERENCES TO PROSPECTUS


                                                       PAGE     CROSS-REFERENCES TO RELATED DISCLOSURES
SECTION                                                 NO.     IN PROSPECTUS
-------------------------------------------            ----     ------------------------------------------------------------
    Introduction                                         1      Contents

1.  Investment Strategies and Risks of the               1      Berger Information Technology Fund; The Fund's Goal and
    Fund                                                        Principal Investment Strategies; Principal Risks; Investment
                                                                Techniques, Securities and Associated Risks

2.  Investment Restrictions                              13     Berger Information Technology Fund; Investment Techniques,
                                                                Securities and the Associated Risks

3.  Management of the Fund                               15     Berger Information Technology Fund; Organization of the Fund

4.  Investment Adviser and Sub-Adviser                   23     Berger Information Technology Fund; Organization of the Fund

5.  Expenses of the Fund                                 26     Berger Information Technology Fund; Financial Highlights for
                                                                the Fund; Organization of the Fund

6.  Brokerage Policy                                     28     Berger Information Technology Fund; Organization of the Fund

7.  How to Purchase and Redeem Shares In the Fund        31     To Open an Account or Purchase Shares; Selling (Redeeming) Shares

8.  How the Net Asset Value is Determined                32     Your Share Price

9.  Income Dividends, Capital Gains                      32     Distributions and Taxes
    Distributions and Tax Treatment

10. Suspension of Redemption Rights                      34     Information About Your Account

11. Tax-Sheltered Retirement Plans                       34     Tax-Sheltered Retirement Plans

12. Exchange Privilege                                   35     Exchanging Shares

13. Performance Information                              35     Berger Information Technology Fund; Financial Highlights for
                                                                the Fund

14. Additional Information                               38      Organization of the Fund; Special Fund Structures

    Financial Information                                41        Financial Highlights for the Fund

                                  INTRODUCTION


                  The Fund described in this SAI is a mutual fund, or open-end management investment company. The Fund is a diversified fund.

1.                INVESTMENT STRATEGIES AND RISKS OF THE FUND

                  The Prospectus discusses the investment objective of the Fund and the principal investment strategies employed to achieve that objective. It also describes the principal risks of investing in the Fund.

                  This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies.

                  COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.

                  DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities that bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Fund will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases in which the ratings assigned by more than one rating agency differ, the Fund will consider the security as rated in the higher category. If nonconvertible securities purchased by the Fund are downgraded to below investment grade following purchase, the trustees of the Fund, in consultation with the Fund's adviser or sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

                  Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by the Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by the Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

                  Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.

                  CONVERTIBLE SECURITIES. The Fund may also purchase debt or equity securities that are convertible into common stock when the Fund's sub-adviser believes they offer the potential for a higher total return than nonconvertible securities. Although fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities that the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Fund's sub-adviser. The Fund has no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Fund will not invest in any security in default at the time of purchase, and the Fund will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Fund are downgraded following purchase, or if other circumstances cause 20% or more of the Fund's assets to be invested in convertible securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

                  SPECIAL SITUATIONS. The Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or that are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

                  ZEROS/STRIPS. The Fund may invest also in zero coupon bonds or in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued, but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality. The Fund will not invest in mortgage-backed or other asset-backed securities.

                  SECURITIES OF SMALLER COMPANIES. The Fund may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies because smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

                  SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Fund may invest in securities of companies with limited operating histories. The Fund considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

                  INITIAL PUBLIC OFFERINGS. The Fund may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories".

                  Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal investors. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

                  The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, the Fund's sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's investors. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

                  The effect of an IPO investment can have a magnified impact on the Fund's performance when the Fund's asset base is small. Consequently, IPOs may constitute a significant portion of the Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of the Fund's assets as it increases in size and therefore have a more limited effect on the Fund's performance.

                  There can be no assurance that IPOs will continue to be available for the Fund to purchase. The number or quality of IPOs available for purchase by the Fund may vary, decrease or entirely disappear. In some cases, the Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.

                  The adviser or sub-adviser's IPO trade allocation procedures govern which funds and other advised accounts participate in the allocation of any IPO. See the heading "Trade Allocations" under Section 4. Under these IPO allocation procedures, the Fund generally will not participate in an IPO if the securities available for allocation to the Fund are insignificant relative to the Fund's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many IPOs.

                  FOREIGN SECURITIES. The Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Fund's investments may also include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs).

                  Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Fund. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature and to political systems that can be expected to have less stability than developed countries.

                  There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Fund to experience losses or miss investment opportunities. The use of a foreign securities depository may increase this risk. The Fund may maintain assets with a foreign securities depository if certain conditions are met. A foreign securities depository may maintain assets on behalf of the Fund if the depository: (a) acts as or operates a system for the central handling of securities that is regulated by a foreign financial regulatory authority; (b) holds assets on behalf of the Fund under safekeeping conditions no less favorable than those that apply to other participants; (c) maintains records that identify the assets of participants, and keeps its own assets separated from the assets of participants; (d) provides periodic reports to participants; and (e) undergoes periodic examination by regulatory authorities or independent accountants. In addition, the Fund's primary custodian provides the Fund with an analysis of the custodial risks of using a depository, monitors the depository on a continuous basis and notifies the Fund of any material changes in risks associated with using the depository. In general, the analysis may include an analysis of a depository's expertise and market reputation; the quality of its services, its financial strength, and insurance or indemnification arrangements; the extent and quality of regulation and independent examination of the depository; its standing in published ratings; its internal controls and other procedures for safeguarding investments; and any related legal proceedings.

                  Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

                  If the Fund is invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

                  PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). The Fund may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), investors will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9.

                  ILLIQUID AND RESTRICTED SECURITIES. The Fund is authorized to invest in securities that are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Fund will not purchase any such security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Fund's net assets to be invested in illiquid securities, the trustees of the Fund, in consultation with the Fund's adviser or sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

                  Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Fund's adviser or sub-adviser will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The liquidity of the Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

                  REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which the Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

                  These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) but involve certain risks, such as credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Fund expects that these risks can be controlled through careful monitoring procedures.

                  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Fund currently does not intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by the Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

                  When the Fund purchases securities on a when-issued basis, it will maintain, in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

                  LENDING OF PORTFOLIO SECURITIES. The Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. By lending its securities, the Fund will be attempting to generate income through the receipt of interest on the loan, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

                  The Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940 or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

                  The Fund bears risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Fund's total assets (including the value of the collateral received to secure the loan). Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.


                  Although voting rights with respect to loaned securities pass to the borrower, the Fund retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall loaned securities in time to exercise voting rights may be unsuccessful, especially for foreign securities or thinly traded securities. In addition, it is expected that loaned securities will be recalled for voting only when the items being voted on are, in the judgment of the Fund's adviser or sub-adviser, either material to the economic value of the security or threaten to materially impact the issuing company's corporate governance policies or structure.

                  SHORT SALES. The Fund currently is permitted to engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").

                  In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

                  Under prior law, the Fund could have made a short sale, as described above, when it wanted to sell a security it owned at a current attractive price but also wished to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. However, federal tax legislation has eliminated the ability to defer recognition of gain or loss in short sales against the box, and accordingly it is not anticipated that the Fund will be engaging in these transactions unless there are further legislative changes.

                  HEDGING TRANSACTIONS. Although it has historically not done so, the Fund is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, protecting against market risk caused by market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures that may be established by the trustees from time to time. In addition, the Fund is not required to hedge. Decisions regarding hedging are subject to the adviser or sub-adviser's judgment of the cost of the hedge, its potential effectiveness and other factors the adviser or sub-adviser considers pertinent.

                  A hedging transaction may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, hedging transactions do not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire. Use of these instruments by the Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation or, in the case of a call option written by the Fund, may exceed the premium received for the option. However, the Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by the Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

                  The principal risks of the Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  Following is additional information concerning the futures, forwards and options that the Fund may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, the Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                  Futures Contracts. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

                  The Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

                  Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. The Fund will incur brokerage fees when it buys or sells futures contracts.

                  In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

                  The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, the Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

                  Although the Fund would hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

                  The acquisition or sale of a futures contract may occur, for example, when the Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. The Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows the Fund to maintain a defensive position without having to sell portfolio securities.

                  Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated, and the Fund could buy equity securities on the cash market.

                  The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions that could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the Fund still may not result in a successful use of futures.

                  Futures contracts entail additional risks. Although the Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, the Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

                  The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not exactly match the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

                  Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

                  Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions could also be impaired.

                  Options on Futures Contracts. The Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, the Fund may buy a call option on a futures contract to hedge against a market advance, and the Fund might buy a put option on a futures contract to hedge against a market decline.

                  The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency that is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, the Fund will retain the full amount of the option premium that provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

                  The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

                  The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

                  Forward Foreign Currency Exchange Contracts. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Fund currently intends that it will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although the Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Fund's objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated exchange.

                  The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. The Fund may also enter into a forward currency contract with respect to a currency when the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

                  These types of hedging minimize the effect of currency appreciation as well as depreciation but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another limits the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

                  The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts.

                  While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. The Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when the Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

                  Options on Securities and Securities Indices. The Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when the Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

                  A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

                  The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

                  The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. If the Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

                  The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

                  An option position may be closed out only when a secondary market exists for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (a) there may be insufficient trading interest in certain options, (b) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (c) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (d) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (e) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

                  In addition, when the Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  An option on a securities index is similar to an option on a security except that rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

                  The Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. The Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

                  An example of a hedging transaction using an index option would be if the Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Fund will generally invest may be imperfect, the Fund expects, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.

                  TEMPORARY DEFENSIVE MEASURES. Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. The Fund may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis, when its adviser or sub-adviser believes market, economic or political conditions warrant a temporary defensive position. In addition, certain unusual circumstances may force the Fund to temporarily depart from the investment requirement implied by its name. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, the Fund could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.

                  PORTFOLIO TURNOVER. The portfolio turnover rates of the Fund are shown in the Financial Highlights table included in the Prospectus. Investment changes in the Fund will be made whenever management deems them appropriate even if this results in a higher portfolio turnover rate. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. In addition, portfolio turnover for the Fund may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management.

                  Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Fund. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of the Fund, although sales of certain stocks could lead to realization of gains and, possibly, increased taxable distributions to investors. The Fund's brokerage policy is discussed further under Section 6--Brokerage Policy, and additional information concerning income taxes is located under Section 9--Income Dividends, Capital Gains Distributions and Tax Treatment.

2.                INVESTMENT RESTRICTIONS

                  The investment objective of the Fund is capital appreciation. The investment objective of the Fund is considered fundamental, meaning that it cannot be changed without an investor vote. There can be no assurance that the Fund's investment objective will be realized.

                  The Fund has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without an investor vote. The principal policies and strategies used by the Fund are described in the Prospectus.

                  In addition, the Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (a) 67% or more of the voting securities of the Fund present at a meeting of investors thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the trustees without an investor vote.

                  The following fundamental restrictions apply to the Berger Information Technology Fund. The Fund may not:

                  1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

                  2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

                  3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

                  4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

                  5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

                  The trustees have adopted additional non-fundamental investment restrictions for the Fund. These limitations may be changed by the trustees without an investor vote. The non-fundamental investment restrictions include the following:

                  1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

                  2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

                  3. The Fund may not invest in companies for the purposes of exercising control of management.

                  4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

                  5. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                  6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

3.                MANAGEMENT OF THE FUND

                  The Fund is supervised by trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's trustees hire the companies that run day-to-day Fund operations, such as the investment adviser, sub-adviser, administrator, transfer agent and custodian.

                  The trustees and executive officers of the Fund are listed below, together with information that includes their principal occupations during the past five years and other principal business affiliations. The trustees of the Fund have adopted a trustee retirement age of 75 years.



                                 POSITION(S)
                                 HELF WITH
                                 THE TRUST;                                                NUMBER OF
                                 TERM OF                                                   FUNDS IN
                                 OFFICE AND                                                FUND
                                 LENGTH OF                                                 COMPLEX
NAME, ADDRESS                    TIME            PRINCIPAL OCCUPATIONS DURING THE PAST     OVERSEEN BY   OTHER DIRECTORSHIPS
AND AGE                          SERVED          5 YEARS                                   TRUSTEE       HELD BY TRUSTEE
-------------------------------  --------------  ---------------------------------------   -----------   -------------------
                                                     INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
Michael Owen                     Chairman of     Dean of Zayed University (since                17       n/a
210 University Blvd.             the Board;      September 2000).  Formerly
Denver, CO 80206                 34 years        self-employed as a financial and
                                                 management consultant, and in real
DOB: 1937                                        estate development (from June 1999 to
                                                 September 2000).  Dean (from 1993 to
                                                 June 1999), and a member of the Finance
                                                 faculty (from 1989 to 1993), of the
                                                 College of Business, Montana State
                                                 University. Formerly, Chairman and
                                                 Chief Executive Officer of Royal Gold,
                                                 Inc. (mining) (1976 to 1989).

Dennis E. Baldwin                Trustee;        President, Baldwin Financial Counseling        17       n/a
210 University Blvd.             11 years        (since July 1991). Formerly, Vice
Denver, CO 80206                                 President and Denver Office Manager of
                                                 Merrill Lynch Capital Markets (1978 to
DOB: 1928                                        1990).

Katherine A. Cattanach, CFA      Vice Chair of   General Partner/Managing Principal             17       n/a
210 University Blvd.             the Board;      (since September 1987), Sovereign
Denver, CO 80206                 8 years         Financial Services, Inc. (financial
                                                 consulting and management firm).
DOB: 1945                                        Executive Vice President (1981 to
                                                 1988), Captiva Corporation, Denver,
                                                 Colorado (private investment management
                                                 firm).  Ph.D. in Finance (Arizona State
                                                 University).

Paul R. Knapp                    Trustee;        Executive Officer of DST Systems, Inc.         17       Director and Vice
210 University Blvd.             8 years         ("DST"), a publicly traded information                  President (February 1998
Denver, CO 80206                                 and transaction processing company,                     to November 2000) of West
                                                 which acts as the Funds' transfer agent                 Side Investments, Inc.
DOB: 1945                                        (since October 2000).   DST is 33%                      (investments), a wholly
                                                 owned by Janus Capital Group Inc.,                      owned subsidiary of DST
                                                 which indirectly owns approximately 86%                 Systems, Inc.
                                                 of Berger Financial Group LLC. Mr.
                                                 Knapp owns common shares and options
                                                 convertible into common shares of DST
                                                 Systems which, in the aggregate and
                                                 assuming exercise of the options, would
                                                 result in his owning less than 1/2 of
                                                 1% of DST System's common shares. Mr.
                                                 Knapp is also President of Vermont
                                                 Western Assurance, Inc., a wholly owned
                                                 subsidiary of DST Systems (since
                                                 December 2000). President, Chief
                                                 Executive Officer and a director
                                                 (September 1997 to October 2000) of DST
                                                 Catalyst, Inc., an international
                                                 financial markets consulting, software
                                                 and computer services company, (now DST
                                                 International, a subsidiary of DST).
                                                 Previously (1991 to October 2000),
                                                 Chairman, President, Chief Executive
                                                 Officer and a director of Catalyst
                                                 Institute (international public policy
                                                 research organization focused primarily
                                                 on financial markets and institutions);
                                                 also (1991 to September 1997),
                                                 Chairman, President, Chief Executive
                                                 Officer and a director of Catalyst
                                                 Consulting (international financial
                                                 institutions business consulting firm).



                                 POSITION(S)
                                 HELF WITH
                                 THE TRUST;                                                NUMBER OF
                                 TERM OF                                                   FUNDS IN
                                 OFFICE AND                                                FUND
                                 LENGTH OF                                                 COMPLEX
NAME, ADDRESS                    TIME            PRINCIPAL OCCUPATIONS DURING THE PAST     OVERSEEN BY   OTHER DIRECTORSHIPS
AND AGE                          SERVED          5 YEARS                                   TRUSTEE       HELD BY TRUSTEE
-------------------------------  --------------  ---------------------------------------   -----------   -------------------
                                                     INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------------
Harry T. Lewis, Jr.              Trustee;        Lewis Investments (since June 1988)            17       Director, J.D. Edwards &
210 University Blvd.             15 years        (self-employed private investor).                       Co. (1995 to March 2002);
Denver, CO 80206                                 Formerly, Senior Vice President, Rocky                  Director, National Fuel
                                                 Mountain Region, of Dain Bosworth                       Corporation (oil & gas
DOB: 1933                                        Incorporated and member of that firm's                  production); Advisory
                                                 Management Committee (1981 to 1988).                    Director, Otologics, LLC,
                                                                                                         (implantable hearing aid)
                                                                                                         (since 1999); Member of
                                                                                                         Community Advisory Board,
                                                                                                         Wells Fargo Bank-Denver

William Sinclaire                Trustee;        President (since January 1998), Santa          17       n/a
210 University Blvd.             31 years        Clara LLC (privately owned agricultural
Denver, CO 80206                                 company).  President (from January 1963
                                                 to January 1998), Sinclaire Cattle Co.
DOB: 1928                                        (privately owned agricultural company).

Albert C. Yates                  Trustee;        President (since 1990), Chancellor and         17       Member, Board of
210 University Blvd.             1 1/2 years     Professor of Chemistry-Department of                    Directors, Adolph Coors
Denver, CO 80206                                 Chemistry, of Colorado State                            Company (brewing company)
                                                 University.  Formerly Executive Vice                    (since 1998); Member,
DOB: 1941                                        President and Provost (1983 to 1990),                   Board of Directors,
                                                 Academic Vice President and Provost                     Dominion Industrial
                                                 (1981 to 1983) and Professor of                         Capital Bank (1999 to
                                                 Chemistry (1981 to 1990) of Washington                  2000); Member, Board of
                                                 State University.  Vice President and                   Directors, Centennial
                                                 University Dean for Graduate Studies                    Bank of the West (since
                                                 and Research and Professor of Chemistry                 2001)
                                                 of the University of Cincinnati (1977
                                                 to 1981).


                                 POSITION(S)                                                NUMBER OF
                                 HELD WITH THE                                              FUNDS IN
                                 TRUST, TERM                                                FUND
                                 OF OFFICE AND                                              COMPLEX
NAME, ADDRESS                    LENGTH OF       PRINCIPAL OCCUPATIONS DURING THE PAST 5    OVERSEEN BY   OTHER DIRECTORSHIPS HELD
AND AGE                          TIME SERVED     YEARS                                      TRUSTEE       BY TRUSTEE
-------------------------------- --------------- ------------------------------------------ ------------- -------------------------
INTERESTED TRUSTEES AND OFFICERS OF THE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
Jack R. Thompson*                President and   President and a director since May 1999         17       Audit Committee Member of
210 University Blvd.             Trustee of      (Executive Vice President from February                  the Public Employees'
Denver, CO 80206                 the Trust       1999 to May 1999) of Berger Growth Fund                  Retirement Association of
                                 (since May      and Berger Large Cap Growth Fund.                        Colorado (pension plan)
DOB: 1949                        1999)           President and a trustee since May 1999                   (from November 1997 to
                                                 (Executive Vice President from February                  December 2001).
                                                 1999 to May 1999) of Berger Investment
                                                 Portfolio Trust, Berger Institutional
                                                 Products Trust, Berger Worldwide Funds
                                                 Trust, Berger Worldwide Portfolios Trust
                                                 and Berger Omni Investment Trust.
                                                 President and Chief Executive Officer
                                                 (since June 1999) (Executive Vice
                                                 President from February 1999 to June
                                                 1999) of Berger Financial Group LLC.
                                                 Director, President and Chief Executive
                                                 Office of Stilwell Management, Inc.
                                                 (from September 1999 to December 2002).
                                                 President and Chief Executive Officer
                                                 of Berger/Bay Isle LLC (from May 1999
                                                 to December 2002). Self-employed as a
                                                 consultant from July 1995 through
                                                 February 1999. Director of Wasatch
                                                 Advisors (investment management) from
                                                 February 1997 to February 1999.

* Mr. Thompson is considered an interested person of the Trust due to his positions held at Berger Financial Group LLC (or its affiliated companies).



                                 POSITION(S) HELD WITH THE TRUST,
NAME, ADDRESS                    TERM OF OFFICE AND LENGTH OF
AND AGE                          TIME SERVED                            PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------------------------- --------------------------------       ---------------------------------------------------------
OFFICERS OF THE TRUST
---------------------------------------------------------------------------------------------------------------------------------
Janice M. Teague*                Vice President                         Vice President (since November 1998) and Assistant
210 University Blvd.             of the Trust                           Secretary (since February 2000 and previously from
Denver, CO 80206                 (since November                        September 1996 to November 1998) and Secretary (from
                                 1998) and                              November 1998 to February 2000) of the Berger Funds.
DOB: 1954                        Assistant                              Vice President (since October 1997), Secretary (since
                                 Secretary (since                       November 1998) and Assistant Secretary (from October
                                 February 2000)                         1996 to November 1998) with Berger Financial Group LLC.
                                                                        Vice President and Secretary with Berger Distributors
                                                                        LLC (since August 1998). Vice President and Secretary of
                                                                        Bay Isle Financial LLC (since January 2002). Formerly,
                                                                        self-employed as a business consultant (from June 1995
                                                                        to September 1996).

Andrew J. Iseman*                Vice President                         Vice President of the Berger Funds (since March 2001).
210 University Blvd.             of the Trust                           Vice President (since September 1999) and Chief Operating
Denver, CO 80206                 (since Mar. 2001)                      Officer (since November 2000) of Berger Financial Group
                                                                        LLC. Manager (since September 1999) and Director (from
DOB: 1964                                                               June 1999 to September 1999) of Berger Distributors LLC.
                                                                        Vice President-Operations (from February 1999 to
                                                                        November 2000) of Berger Financial Group LLC. Associate
                                                                        (from November 1998 to February 1999) with DeRemer &
                                                                        Associates (a consulting firm). Vice
                                                                        President-Operations (from February 1997 to November
                                                                        1998) and Director of Research and Development (from May
                                                                        1996 to February 1997) of Berger Financial Group LLC.




                                 POSITION(S) HELD WITH THE TRUST,
NAME, ADDRESS                    TERM OF OFFICE AND LENGTH OF
AND AGE                          TIME SERVED                            PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------------------------- --------------------------------       ---------------------------------------------------------
OFFICERS OF THE TRUST
---------------------------------------------------------------------------------------------------------------------------------
Anthony R. Bosch*                Vice President                         Vice President of the Berger Funds (since February 2000).
210 University Blvd.             of the Trust                           Vice President (since June 1999) and Chief Legal
Denver, CO 80206                 (since Feb. 2000)                      Officer (since August 2000) with Berger Financial Group
                                                                        LLC. President, Chief Executive Officer, Manager (since
DOB: 1965                                                               December 2002), Vice President (from September 2001 to
                                                                        December 2002) and Chief Compliance Officer (since
                                                                        September 2001) with Berger Distributors LLC. Vice
                                                                        President of Bay Isle Financial LLC (since January
                                                                        2002). Formerly, Assistant Vice President of Federated
                                                                        Investors, Inc. (from December 1996 to May 1999), and
                                                                        Attorney with the U.S. Securities and Exchange
                                                                        Commission (from June 1990 to December 1996).

Brian S. Ferrie*                 Vice President                         Vice President of the Berger Funds (since November
210 University Blvd.             of the Trust                           1998). Vice President (since February 1997), Treasurer
Denver, CO 80206                 (since Nov. 1998)                      and Chief Financial Officer (since March 2001) and Chief
                                                                        Compliance Officer (from August 1994 to March 2001) with
DOB: 1958                                                               Berger Financial Group LLC. Vice President (since May
                                                                        1996), Treasurer and Chief Financial Officer (since
                                                                        March 2001) and Chief Compliance Officer (from May 1996
                                                                        to September 2001) with Berger Distributors LLC.

John A. Paganelli*               Vice President                         Vice President (since November 1998), Treasurer (since
210 University Blvd.             (since Nov.                            March 2001) and Assistant Treasurer (from November 1998
Denver, CO 80206                 1998) and                              to March 2001) of the Berger Funds. Vice President
                                 Treasurer (since                       (since November 1998) and Manager of Accounting (from
DOB: 1967                        Mar. 2001) of                          January 1997 to November 1998) with Berger Financial
                                 the Trust                              Group LLC. Formerly, Manager of Accounting (from
                                                                        December 1994 to October 1996) and Senior Accountant
                                                                        (from November 1991 to December 1994) with Palmeri Fund
                                                                        Administrators, Inc.

Sue Vreeland*                    Secretary of the                       Secretary of the Berger Funds (since February 2000).
210 University Blvd.             Trust (since                           Assistant Vice President (since April 2002) and Assistant
Denver, CO 80206                 Feb. 2000)                             Secretary (since June 1999) of Berger Financial Group
                                                                        LLC. Assistant Secretary of Berger Distributors LLC
DOB: 1948                                                               (since June 1999) and Bay Isle Financial LLC (since
                                                                        December 2001). Formerly, Assistant Secretary of the
                                                                        Janus Funds (from March 1994 to May 1999), Assistant
                                                                        Secretary of Janus Distributors, Inc. (from June 1995 to
                                                                        May 1997) and Manager of Fund Administration for Janus
                                                                        Capital Corporation (from February 1992 to May 1999).

David C. Price, CPA*             Assistant Vice                         Assistant Vice President (since March 2001) of the
210 University Blvd.             President of the                       Berger Funds. Assistant Vice President-Compliance
Denver, CO 80206                 Trust (since                           (since March 2001) and Manager-Compliance (from October
                                 Mar. 2001)                             1998 to March 2001) with Berger Financial Group LLC.
DOB: 1969                                                               Formerly, Senior Auditor (from July 1996 to August 1998)
                                                                        and Auditor (from August 1993 to June 1996) with
                                                                        PricewaterhouseCoopers LLP, a public accounting firm.

Lance V. Campbell, CFA, CPA*     Assistant                              Assistant Treasurer (since March 2001) of the Berger
210 University Blvd.             Treasurer of the                       Funds. Assistant Vice President (since January 2002) and
Denver, CO 80206                 Trust (since                           Manager of Investment Accounting (from August 1999 to
                                 Mar. 2001)                             January 2002) with Berger Financial Group LLC. Formerly,
DOB: 1972                                                               Senior Auditor (from December 1998 to August 1999) and
                                                                        Auditor (from August 1997 to December 1998) with
                                                                        PricewaterhouseCoopers LLP, a public accounting firm,
                                                                        and Senior Fund Accountant (from January 1996 to July
                                                                        1997) with INVESCO Funds Group.


* Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds and/or of the Funds' adviser or sub-adviser.

The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Nominating Committee, Compensation Committee, Pricing Committee, and Brokerage Committee. Information about each of these committees is provided in the following table:


                                                                                                           NUMBER OF MEETINGS
                                                                                                           HELD DURING LAST
COMMITTEE                       FUNCTIONS                                MEMBERS                           FISCAL YEAR
------------------------------- ---------------------------------------- --------------------------------- -----------------------
Audit Committee                 Reviews the financial reporting          Michael Owen (Chair)
                                process, the system of internal          Katherine A. Cattanach (Vice
                                control, the audit process, and the      Chair)                                      4
                                Trust's process for monitoring           Dennis E. Baldwin
                                compliance with investment               Paul R. Knapp
                                restrictions and applicable laws as      Harry T. Lewis, Jr.
                                well as the Trust's Code of Ethics.      William Sinclaire
                                                                         Albert C. Yates

Nominating Committee            Identifies and recommends individuals    Katherine A. Cattanach (Chair)
                                for Trustee membership.  The committee   Michael Owen
                                does not consider nominees recommended   Dennis E. Baldwin                           0
                                by securityholders.                      Harry T. Lewis, Jr.
                                                                         William Sinclaire
                                                                         Albert C. Yates

Compensation Committee          Determines and reviews the level of      Katherine A. Cattanach (Chair)
                                compensation for Independent             William Sinclaire                           0
                                Trustees/Directors.                      Albert C. Yates

Pricing Committee               Determines the fair value of             Harry T. Lewis, Jr. (Chair)
                                restricted securities and other          Dennis E. Baldwin                           0
                                securities for which market quotations   Jack R. Thompson
                                are not readily available pursuant to    Albert C. Yates
                                procedures adopted by the Trustees.

Brokerage Committee             Reviews and makes recommendations        Dennis E. Baldwin (Chair)
                                regarding matters related to the         Katherine A. Cattanach                      2
                                Trust's use of brokerage commissions     Harry T. Lewis, Jr.
                                and placement of portfolio               Jack R. Thompson
                                transactions.

The table below gives the dollar range of shares of each Fund, as well as the aggregate dollar range of shares of all funds advised and sponsored by Berger Financial Group LLC (the "Berger Funds"), owned by each Trustee as of December 31, 2002.


                                                                                                 AGGREGATE DOLLAR RANGE OF
                                                                                                 SECURITIES IN ALL REGISTERED
                                                                   DOLLAR RANGE OF SECURITIES    INVESTMENT COMPANIES OVERSEEN
NAME OF TRUSTEE              FUND                                  IN THE FUNDS                  BY THE TRUSTEE IN BERGER FUNDS
--------------------         ----------------------------------    --------------------------    ------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
Michael Owen                 Berger Growth Fund                    $1 - $10,000                  Over $100,000
                             Berger Large Cap Growth Fund          $1 - $10,000
                             Berger Mid Cap Growth Fund            $10,001 - $50,000
                             Berger Mid Cap Value Fund             $10,001 - $50,000
                             Berger Balanced Fund                  $10,001 -- $50,000
                             Berger Small Company Growth Fund      $10,001 -- $50,000
                             Berger Information Technology Fund    $1 - $10,000
                             Berger International Fund             $10,001 -- $50,000
                             Berger Small Cap Value Fund           $50,000 - $100,000

Dennis E. Baldwin            Berger Small Cap Value Fund           $1 - $10,000                  $1 - $10,000

Katherine A. Cattanach       None                                  n/a                           n/a

Paul R. Knapp                Berger Mid Cap Value Fund             $50,000 - $100,000            Over $100,000
                             Berger Small Cap Value Fund           $10,001 -- $50,000

Harry T. Lewis, Jr.          Berger Growth Fund                    $50,000 - $100,000            Over $100,000
                             Berger Large Cap Growth Fund          $10,001 - $50,000
                             Berger Mid Cap Growth Fund            $10,001 - $50,000
                             Berger Mid Cap Value Fund             $50,000 - $100,000
                             Berger Balanced Fund                  Over $100,000
                             Berger Small Company Growth Fund      $50,000 - $100,000
                             Berger Information Technology Fund    $10,001 - $50,000
                             Berger International Fund             $10,001 - $50,000
                             Berger Small Cap Value Fund           $50,000 - $100,000
                             Berger Small Cap Value Fund II        $10,001 - $50,000

William Sinclaire            None                                  n/a                           n/a

Albert C. Yates              Berger Large Cap Growth Fund          $10,001 -- $50,000            $10,001 -- $50,000
                             Berger Mid Cap Growth Fund            $10,001 -- $50,000
                             Berger Balanced Fund                  $10,001 -- $50,000
                             Berger Small Cap Value Fund           $10,001 -- $50,000

-------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES AND OFFICERS OF THE TRUST
-------------------------------------------------------------------------------------------------------------------------------

Jack R. Thompson             None                                  n/a                           n/a

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

                  The Fund's investment advisory and sub-advisory agreements must be approved by vote of the Fund's trustees, including the vote of the majority of trustees who are not parties to the agreements or "interested persons" of any parties (the "Independent Trustees") cast in person at a meeting called for such purpose. After the initial term of the agreements, the continuation of the Fund's investment advisory and sub-advisory agreements must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the Fund, and (2) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory and sub-advisory agreements. In preparation for these meetings, the trustees request and review a wide variety of materials, including materials provided by the Berger Funds' investment adviser, and, in the case of continuance of such agreements, extensive data provided by third parties. In addition, the Independent Trustees receive advice from counsel to the Independent Trustees.

                  At the March 2002 meeting, the trustees, including a majority of Independent Trustees, approved the Fund's investment advisory and sub-advisory agreements based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the investment advisory and other services to be provided to the Fund under the agreements, including the adviser's and sub-adviser's personnel, experience and compliance program and the resources and investment process provided by the advisers, (2) the Fund's expenses under the agreements and how those expenses compared to those of other comparable mutual funds; and (3) the profitability of the adviser.

                  In its deliberation, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the investment advisory and sub-advisory agreements and concluded that the compensation under the agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEE COMPENSATION

                  The officers of the Fund received no compensation from the Fund during the fiscal year ended September 30, 2002. However, trustees of the Fund who are not "interested persons" of the Fund or its adviser or sub-adviser are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Fund nor the trustees receive any form of pension or retirement benefit compensation from the Fund.

                  The following table sets forth information regarding compensation paid or accrued during the fiscal year ended September 30, 2002, for each trustee of the Fund:




                NAME AND POSITION
                WITH BERGER FUNDS                                       AGGREGATE COMPENSATION FROM
                -----------------                                       ---------------------------
                                                                                               ALL BERGER FUNDS(1)
                                                      BERGER INFORMATION TECHNOLOGY            FISCAL YEAR ENDING
                                                                 FUND                          SEPTEMBER 30, 2002
                                                      -----------------------------            ------------------
       Dennis E. Baldwin(2)                                     $ 474                               $ 65,000

       Katherine A. Cattanach(2)                                $ 510                               $ 70,000

       Paul R. Knapp(2)                                         $ 438                               $ 60,000



                NAME AND POSITION
                WITH BERGER FUNDS                                       AGGREGATE COMPENSATION FROM
                -----------------                                       ---------------------------
                                                                                               ALL BERGER FUNDS(1)
                                                      BERGER INFORMATION TECHNOLOGY            FISCAL YEAR ENDING
                                                                 FUND                          SEPTEMBER 30, 2002
                                                      -----------------------------            ------------------
       Harry T. Lewis(2)                                        $ 438                               $ 60,000

       Michael Owen(2)                                          $ 547                               $ 75,000

       William Sinclaire(2)                                     $ 438                               $ 60,000

       Albert C. Yates(2)                                       $ 438                               $ 60,000

       Jack R. Thompson(2),(3),(4)                              $   0                               $      0


(1) Includes Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust (including Berger Mid Cap Growth Fund, Berger Small Company Growth Fund, Berger Information Technology Fund, Berger New Generation Fund, Berger Select Fund, Berger Large Cap Value Fund, Berger Mid Cap Value Fund, Berger Small Cap Value Fund II and Berger Balanced Fund), Berger Institutional Products Trust (four series), Berger Worldwide Funds Trust (three series, including Berger International Fund), Berger Worldwide Portfolios Trust (one series) and Berger Omni Investment Trust (one series). Aggregate compensation figures do not include first-year estimates for any Fund in existence for less than one year. Of the aggregate amounts shown for each director/trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $37,903; Katherine A. Cattanach $70,000; William Sinclaire $60,000; Albert C. Yates $43,500.

(2) Director of Berger Growth Fund and Berger Large Cap Growth Fund and trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

(3) Interested person of Berger Financial Group LLC.

(4) President of Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

                  Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by certain Berger Funds. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustee for this purpose. Pursuant to an SEC exemptive order, the Fund is permitted to purchase shares of the designated funds in order to offset its obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The obligation of a Berger Fund to make payments of deferred fees under the plan is a general obligation of that Fund.

                  As of December 31, 2002, the officers and trustees of the Fund as a group owned, of record or beneficially, an aggregate of less than 1% of the outstanding shares of the Institutional Shares class and the Fund.

                  The Trust, the Fund's investment adviser, sub-adviser and principal underwriter have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Funds in certain circumstances. The Codes of Ethics are described fully under Restrictions on Personal Trading in Section 4 of this SAI.

4.                 INVESTMENT ADVISER AND SUB-ADVISER

BERGER FINANCIAL GROUP LLC - INVESTMENT ADVISER

                  Berger Financial Group LLC ("BFG"), 210 University Boulevard, Denver, Colorado 80206, is the investment adviser to the Fund. BFG is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. BFG also acts as the Fund's administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws. BFG is a Nevada Limited Liability Company, and has been in the investment advisory business since 1974. BFG, and its subsidiaries, serve as investment adviser or sub-adviser to mutual funds and institutional investors and had assets under management of approximately $13.6 billion as of December 31, 2002.

                  On September 3, 2002, Stilwell Financial Inc. ("Stilwell"), the parent company of Berger Financial Group LLC ("BFG"), announced its intention to consolidate all of its investment advisory operations under Janus

Capital Management LLC ("Janus Capital"). As a result of the consolidation, effective January 1, 2003, Janus Capital Corporation and Stilwell merged and the new organization - Janus Capital Group Inc. ("JCG") - is now responsible for the strategic direction of its investment management subsidiaries, including BFG. Janus Capital owns approximately 86% of BFG, which is an indirect subsidiary of JCG. It is anticipated that BFG will be dissolved and Bay Isle Financial LLC ("Bay Isle"), a wholly owned subsidiary of BFG, will become a subsidiary of Janus Capital.

                  In connection with the reorganization of BFG, the Independent Trustees of the Berger Funds have approved, subject to shareholder approval, the merger of the following Berger fund into a similar Janus fund:

        CURRENT FUND                          PROPOSED ACQUIRING FUND
        ------------                          -----------------------
        Berger Information Technology Fund    Janus Global Technology Fund

                  It is anticipated that shareholders will be receiving materials about the proposals in January and that a shareholders meeting will be held in March 2003. Bay Isle, the Fund's sub-adviser, will continue to manage the Berger Information Technology Fund until the Fund's reorganization.

                  JCG also owns approximately 33% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company, which acts as the Fund's transfer agent. DST, in turn, owns 100% of DST Securities, a registered broker-dealer, which may execute portfolio trades for the Fund.

BAY ISLE FINANCIAL CORPORATION - SUB-ADVISER

                  Bay Isle Financial LLC ("Bay Isle"), 475 14th Street, Suite 550, Oakland, California 94612, has been engaged as the investment sub-adviser for the Berger Information Technology Fund. As sub-adviser, Bay Isle provides day-to-day management of the Fund's investment operations. Bay Isle has been in the investment advisory business since 1986. Bay Isle serves as investment adviser or sub-adviser to mutual funds, institutional investors and individual separate accounts. Bay Isle is a wholly owned subsidiary of BFG and will become a subsidiary of Janus Capital upon the anticipated dissolution of BFG.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

                  Under the Investment Advisory Agreement between the Fund and its adviser, the adviser is generally responsible for managing the investment operations of the Fund and the composition of its investment portfolio. The Investment Advisory Agreement provides that the investment adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

                  Under the Agreement the adviser is compensated for its services by the payment of a fee at an annual rate, calculated as a percentage of the average daily net assets of the Fund.

                  The following schedule reflects the advisory fees charged to the Fund for the fiscal year ended September 30, 2002:


            FUND                      ADVISER      INVESTMENT ADVISORY FEE
            ----                      -------      -----------------------
Berger Information Technology Fund      BFG                0.85 %(1)

(1) Under a written contract, the Fund's investment adviser waives its fee or reimburses the Fund for expenses to the extent that, at any time during the life of the Fund, the annual operating expenses for the Institutional Shares class of the Fund in any fiscal year, including the investment advisory fee, but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1.50% of the Fund's average daily net assets attributable to the Institutional Shares for that fiscal year. The contract also provides that the adviser will waive an additional amount of its fees or reimburse an additional amount of expenses to the extent necessary to keep its fee waiver and reimbursement for the Institutional Shares class proportionate to its fee waiver and reimbursement for the Fund's other outstanding share class. The contract may not be terminated or amended except by a vote of the Fund's Board of Trustees. The investment advisory fee is allocated among the Institutional Shares and the other class of the Fund on the basis of net assets attributable to each such class.

                  Investment advisory fees are charged to the Fund according to the following schedule:



       FUND                          ADVISER     INVESTMENT ADVISORY FEE
       ----                          -------   -------------------------------
Berger Information Technology Fund     BFG     0.85% of the first $500 million
                                               0.80% of the next $500 million
                                               0.75% in excess of $1 billion

                  The Fund's Investment Advisory Agreement will continue in effect until the last day of April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the 1940 Act) of the Fund or the adviser or sub-adviser. The Agreement is subject to termination by the Fund or the adviser on 60 days' written notice and terminates automatically in the event of its assignment.

                  Under the Sub-Advisory Agreement between the adviser and the sub-adviser, the sub-adviser is responsible for day-to-day investment management of the Fund. The sub-adviser manages the investments in the Fund and determines what securities and other investments will be acquired, held or disposed of, consistent with the investment objective and policies established by the trustees of the Fund. The Sub-Advisory Agreement provides that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

                  The Fund pays no fees directly to the sub-adviser. The sub-adviser will receive from the adviser a fee at the annual rate of 0.85% of the first $500 million of average daily net assets of the Fund, 0.80% of the next $500 million and 0.75% of any amount in excess of $1 billion, excluding reimbursement of any expenses.

                  The Sub-Advisory Agreement will continue in effect until the last day of April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the adviser or the sub-adviser. The Sub-Advisory Agreement is subject to termination by the Fund or the sub-adviser on 60 days' written notice, and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.

TRADE ALLOCATIONS

                  While investment decisions for the Fund are made independently by the sub-adviser, the same investment decision may be made for the Fund and one or more accounts advised by the adviser or sub-adviser. In this circumstance, should purchase and sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the adviser or sub-adviser in order to seek the best combination of net price and execution for each based upon procedures adopted by the adviser and sub-adviser. Based upon these procedures, client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimus allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received. Although in some cases this policy might adversely affect the price paid or received by the Fund or other participating accounts, or the size of the position obtained or liquidated, the adviser or sub-adviser will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

                  The adviser and sub-adviser have adopted procedures for allocating to their participating accounts' securities purchased pursuant to a company's initial public offering ("IPO"). The procedures provide that such allocations must be effected in a manner that is fair and equitable to all accounts. Generally, securities received from participating in IPOs will be allocated to participating accounts pro rata based on account net assets.

                  The key criterion for determining eligibility of the account to participate in an offering is the suitability of the investment for the account. An account may participate in an IPO allocation if BFG believes that, based on the account's investment restrictions, risk profile, asset composition and cash levels, the IPO is an appropriate investment. Accordingly, not every account will participate in every IPO allocation. In addition, an account generally will not participate in an IPO if the securities available for allocation to the account are insignificant relative to the account's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many or any IPOs.

RESTRICTIONS ON PERSONAL TRADING

                  BFG, Janus Capital, the Berger Funds and Berger Distributors LLC each permits its directors, officers and employees to purchase and sell securities for their own accounts, including securities that may be purchased or held by the Funds, in accordance with a policy regarding personal investing in each entities' Code of Ethics. The policies require all covered persons to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Funds or other advisory clients. Officers of BFG and Berger Distributors LLC, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policies. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policies or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Funds.

                  In addition to the pre-clearance requirements described above, the policies subject directors and officers of BFG, the Berger Funds and Berger Distributors LLC, investment personnel and other access persons to various trading restrictions and reporting obligations. The policies are administered by BFG, which reviews all reportable transactions for compliance. The policies are subject to management interpretation and exceptions may be authorized in certain circumstances.

                  Bay Isle Financial LLC has adopted a Code of Ethics that is substantially similar to the Code adopted by BFG.

5.                 EXPENSES OF THE FUND

                  In addition to paying an investment advisory fee to its adviser, the Fund pays all of its expenses not assumed by its adviser, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, expenses of investors' meetings, compensation of trustees who are not interested persons of BFG, expenses of printing and distributing reports to investors and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of the Fund. The Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for investors of the Fund.

                  Under a separate Administrative Services Agreement with respect to the Fund, BFG performs certain administrative and recordkeeping services not otherwise performed by the Fund's custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. For the fiscal year ended September 30, 2002, BFG did not charge an administrative fee to the Fund. The administrative services fee may be changed by the trustees without investor approval.

                  Additionally, under a separate Shareowner Servicing Agreement, Berger Distributors LLC agrees to perform certain shareowner servicing on behalf of the Fund. Berger Distributors LLC will respond to shareowner inquiries (via the telephone, e-mail, or other correspondence) regarding account balances, account status, account maintenance requests, purchases, redemptions, exchanges, transfers, net asset value prices, and dividend amounts and payment dates. For these services, Berger Distributors LLC receives a fee from the Fund based on certain service levels and is reimbursed for reasonable out-of-pocket expenses.

                  The following table shows the cost to the Fund of the previously applicable advisory fee and administrative services fee for the years shown and the amount of such fees waived on account of excess expenses under applicable expense limitations.

                       BERGER INFORMATION TECHNOLOGY FUND



  FISCAL YEAR(1)                                                          ADVISORY FEE
     ENDED               INVESTMENT           ADMINISTRATIVE           WAIVER AND EXPENSE
  SEPTEMBER 30,        ADVISORY FEE(2)        SERVICE FEE(3)             REIMBURSEMENT                TOTAL
  -------------        ---------------        --------------           ------------------            ---------
     2002                $ 374,000                 $ 0                      $ (20,000)               $ 354,000
     2001                $ 654,000                 $ 0                      $       0                $ 654,000
     2000                $ 849,000                 $ 0                      $       0                $ 849,000

(1) The Fund's fiscal year changed from February 28 to September 30 as part of a reorganization effective July 2, 1999.

(2) Under the advisory agreement in effect prior to the reorganization referenced in note (1), the Fund's predecessor paid an advisory fee at an annual rate of 0.95% of its average daily net assets to Bay Isle. As part of the reorganization, the investment advisory fee of 0.90% payable to BFG came into effect. Effective October 1, 1999, the investment advisory fee charged to the Fund was reduced from .90% to the following rates of average daily net assets: 0.85% of the first $500 million; 0.80% of the next $500 million and 0.75% in excess of $1 billion.


(3) Under the administrative service agreement in effect prior to the reorganization referenced in note (1), the Fund's predecessor paid to a third party administrator an administrative services fee at the annual rate of 0.20% of average net assets, subject to a $30,000 annual minimum. Effective October 1, 1999, BFG eliminated the 0.01% administrative fee charged to the Fund.

                  The Fund has appointed State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171, as its recordkeeping and pricing agent. In addition, State Street also serves as the Funds' custodian. Each of the Funds has appointed DST Systems, Inc. ("DST"), P.O. Box 219958, Kansas City, Missouri 64121, as its transfer agent and dividend-disbursing agent. JCG owns approximately 33% of the outstanding shares of DST.

                  As recordkeeping and pricing agent, State Street calculates the daily net asset value of the Fund and performs certain accounting and recordkeeping functions required by the Fund. The Fund pays State Street a monthly asset-based fee for such services. State Street is also reimbursed for certain out-of-pocket expenses.

                  State Street, as custodian, and its subcustodians have custody and provide for the safekeeping of the Fund's securities and cash, and receive and remit the income thereon as directed by the management of the Fund. The custodian and subcustodians do not perform any managerial or policy-making functions for the Fund. For its services as custodian, State Street receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.

                  As transfer agent and dividend disbursing agent, DST maintains all investor accounts of record; assists in mailing all reports, proxies and other information to the Fund's investors; calculates the amount of, and delivers to the Fund's investors, proceeds representing all dividends and distributions; and performs other related services. For these services, DST receives a fee from the Fund at an annual rate of $15.47 per open Fund investor account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses.

                  All of State Street's fees are subject to reduction pursuant to an agreed-upon formula for certain earnings credits on the cash balances of the Fund. Earnings credits received by the Fund can be found on the Fund's Statement of Operations in the Annual Report incorporated by reference into this Statement of Additional Information.

OTHER EXPENSE INFORMATION

                  The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. See Section 6--Brokerage Policy for further information concerning the expenses reduced as a result of these arrangements. DSTS may be considered an affiliate of Janus Capital and its subsidiaries due to the ownership interest of JCG in DST.

                  The Fund and/or its adviser have entered into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, investor communications, sub-accounting and/or other services) to investors purchasing shares of the Fund through those firms or companies. The Fund's adviser or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

                  The Fund's adviser may also enter into arrangements with organizations that solicit clients for the adviser, which may include clients who purchase shares of the Fund. While the specific terms of each arrangement may differ, generally the fee paid by the adviser under such arrangements is based on the value of the referred client's assets managed by the adviser. None of the fees paid to such organizations will be borne by the Fund.

DISTRIBUTOR

                  The distributor (principal underwriter) of the Fund's shares is Berger Distributors LLC (the "Distributor"), 210 University Boulevard, Denver, Colorado 80206. The Distributor may be reimbursed by BFG for its costs in distributing the Fund's Institutional Shares.

6.                 BROKERAGE POLICY

                  Although the Fund retains full control over its own investment policies, under the terms of its Investment Advisory Agreement, BFG as the Fund's adviser is directed to place the portfolio transactions of the Fund. A report on the placement of brokerage business is given to the trustees of the Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement.

                  The brokerage commissions paid by the Fund were as follows:


      FISCAL YEAR ENDING SEPTEMBER 30           BROKERAGE COMMISSIONS
      -------------------------------           ---------------------
                 2002                                 $ 61,000
                 2001                                 $ 61,000
                 2000                                 $ 41,000

                  The Investment Advisory Agreement authorizes and directs the adviser to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the Agreement specifically authorizes the adviser to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the adviser. Accordingly, the adviser or sub-adviser does not have an obligation to seek the lowest available commission.

                  In accordance with this provision of the Agreement, portfolio brokerage business of the Fund may be placed with brokers who provide useful brokerage and research services to the adviser or sub-adviser. During the Fund's fiscal year ended February 28, 1999, brokerage was placed by the Fund's then adviser Bay Isle, and none of the brokerage commissions paid by the Fund were paid to brokers who provided to the Fund such brokerage or research services. Currently, however, the Fund's brokerage is placed by BFG, the Fund's adviser, which may consider the value of research provided as a factor in the choice of brokers. "Research" includes computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services and broker and other third-party equity research, such as publications or writings that furnish advice as to the value of securities and advisability of investing, and analyses and reports concerning issuers, industries, securities, market trends and portfolio strategies. Research may be provided orally, in print or electronically. These services include a service used by the independent trustees of the Fund in reviewing the Investment Advisory Agreement.

                  In some cases, a product or service termed "research" may serve other functions unrelated to the making of investment decisions. When a product has such a mixed use, the adviser will make a good faith allocation of the cost of the product according to the use made of it. The portion of the product that assists the adviser or sub-adviser in the investment decision-making process may be paid for with the Fund's commission dollars. The adviser or sub-adviser pays for the portion of the product that is not "research" with its own funds. Accordingly, the decision whether and how to allocate the costs of such a product presents a conflict of interest for BFG.

                  The adviser and the sub-adviser do not enter into formal agreements with any brokers regarding the placement of securities transactions because of any such brokerage or research services that they provide. The adviser or the sub-adviser may, however, make arrangements with and maintain internal procedures for allocating transactions to brokers who provide such services to encourage them to provide services expected to be useful to BFG's clients, including the Fund. Brokers may suggest a level of business they would like to receive in return for the brokerage and research they provide. The adviser or sub-adviser then determines whether to continue receiving the research and brokerage provided and the approximate amount of commissions it is willing to pay to continue the brokerage and research arrangement with each broker. The actual amount of commissions a broker may receive may be more or less than a broker's suggested allocations, depending on the adviser's or sub-adviser's level of business, market conditions and other relevant factors. Even under these arrangements, however, the placement of all Fund transactions, must be consistent with the Fund's brokerage placement and execution policies, and must be directed to a broker who renders satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.

                  During the fiscal year ended September 30, 2002, of the brokerage commissions paid by the Fund, the following amounts were paid to brokers who provided to the Fund selected brokerage or research services prepared by the broker or subscribed or paid for by the broker on behalf of the
Fund:


                  FUND                       AMOUNT OF TRANSACTIONS         AMOUNT OF COMMISSIONS
                  ----                       ----------------------         ---------------------
    Berger Information Technology Fund            $ 4,159,000                    $ 10,000

                  These brokerage and research services received from brokers are often helpful to BFG in performing its investment advisory responsibilities to the Fund, and the availability of such services from brokers does not reduce the responsibility of BFG's advisory personnel to analyze and evaluate the securities in which the Fund invests. The brokerage and research services obtained as a result of the Fund's brokerage business also will be useful to BFG in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by BFG in rendering investment advice to the Fund. Although such brokerage and research services may be deemed to be of value to BFG, they are not expected to decrease the expenses that BFG would otherwise incur in performing its investment advisory services for the Fund nor will the advisory fees that are received by BFG from the Fund be reduced as a result of the availability of such brokerage and research services from brokers.

                  The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Janus Capital and its subsidiaries due to the ownership interest of JCG in DST.

                  Included in the brokerage commissions paid by the Fund during the fiscal year ended September 30, 2002, as stated in the preceding Brokerage Commissions table, are the following amounts paid to DSTS, which served to reduce the Fund's out-of-pocket expenses as follows:

                 DSTS COMMISSIONS AND RELATED EXPENSE REDUCTIONS


                             DSTS        REDUCTION IN         DSTS        REDUCTION IN         DSTS        REDUCTION IN
                         COMMISSIONS       EXPENSES       COMMISSIONS       EXPENSES       COMMISSIONS       EXPENSES
                             PAID             FYE             PAID             FYE             PAID             FYE
                         FYE 9/30/02      9/30/02(1)      FYE 9/30/01      9/30/02(1)      FYE 9/30/00         9/30/02
                         -----------     ------------     -----------     ------------     -----------     ------------
 Berger Information          $ 0              $ 0             $ 0              $ 0             $ 0              $ 0
 Technology Fund

(1) No portion of the commission is retained by DSTS. Difference between commissions paid through DSTS and reduction in expenses constitute commissions paid to an unaffiliated clearing broker.

                  The Fund's adviser and sub-adviser places securities orders with a limited number of major institutional brokerage firms chosen for the reliability and quality of execution; commission rates; quality of research coverage of major U.S. companies, the U.S. economy and the securities markets; promptness; back office capabilities; capital strength and financial stability; prior performance in serving the adviser and its clients; and knowledge of other buyers and sellers. The adviser selects the broker for each order based on the factors stated, as well as the size, difficulty and other characteristics of the order. The trustees of the Fund have also authorized sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. In addition, the adviser may also consider payments made by brokers to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the adviser of the Fund will seek the best execution of each transaction.

7.                 HOW TO PURCHASE AND REDEEM SHARES IN THE FUND

                  Minimum Initial Investment                            $250,000

                  Institutional Shares in the Fund may be purchased at the relevant net asset value without a sales charge. The minimum initial investment for Institutional Shares of the Fund is $250,000. (This requirement is not applicable to investor accounts opened prior to the Fund's reorganization in July 1999, since those accounts met the initial investment minimum in effect for the Fund at the time those accounts were opened.)

                  To purchase shares in the Fund, simply complete the application form enclosed with the Prospectus. Then mail it with a check payable to "Berger Funds" to the following address:

                  Berger Funds
                  P.O. Box 219958
                  Kansas City, MO  64121-9958

                  PENDING APPROVAL BY THE BERGER FUNDS' SHAREHOLDERS, THE BERGER FUNDS WILL BE REORGANIZED INTO THE JANUS FAMILY OF FUNDS EFFECTIVE ON OR ABOUT MARCH 24, 2003. AFTER THE EFFECTIVE DATE OF THE REORGANIZATION, ALL SUBSEQUENT REQUESTS AND CORRESPONDENCE SHOULD BE MAILED TO JANUS FUNDS AT P.O. BOX 173375, DENVER, CO 80217-3375. BEGINNING 60 DAYS AFTER THE MERGER DATE (APPROXIMATELY MAY 24, 2003), MAIL SENT TO ANY OF THE BERGER FUNDS ADDRESSES WILL BE RETURNED TO THE SENDER.

                  Payment for shares purchased may be made by wire, electronic funds transfer or mail. All purchase orders are effected at the relevant net asset value per share of the Fund next determined after receipt of the purchase order, completed application and payment. A purchase order, together with payment in proper form, received by the Fund, its authorized agent or designee prior to the close of the New York Stock Exchange (the "Exchange") on a day the Fund is open for business will be effected at that day's net asset value. An order received after that time will be effected at the net asset value determined on the next business day.

                  Additional investments may be made at any time by mail, telephone (1-800-960-8427) or online (bergerfunds.com) at the relevant net asset value by calling or writing the Fund and making payment by wire or electronic funds transfer as outlined above.

                  In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to investors who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing an investor's total return on an investment in Fund shares. No such fee will apply to an investor who purchases Fund shares directly from the Fund as described here.

                  Procedures for purchasing, selling (redeeming) and exchanging Fund shares by telephone and online are described in the Prospectus. The Fund may terminate or modify those procedures and related requirements at any time. BFG may, at its own risk, waive certain of those procedures and related requirements.

                  As described in the Prospectus, the Fund is intended as a long-term investment, and not as a short-term trading vehicle. Therefore, the Fund will deduct a 1% redemption fee from an investor's redemption proceeds if the investor redeems Fund shares held less than 6 months. This fee is paid to the Fund and is intended to discourage investors from short-term trading of Fund shares and to offset the cost to the Fund of excess brokerage and other costs incurred as a result of such trading. If the investor has purchased shares on different days, shares held the longest will be redeemed first for purposes of determining if a fee is applicable. This fee will not be charged to reinvested dividends and capital gains, certain retirement plan accounts (such as 401(k)s and 403(b)s) or in the case of redemptions resulting from the death of the investor.

                  The Fund also offers a Systematic Investment Plan (minimum $50 per month) and a Systematic Withdrawal Plan (minimum of $50 withdrawn monthly, quarterly, semiannually or annually). Forms for these plans may be obtained online at bergerfunds.com or by calling 1-800-960-8427.

8.                HOW THE NET ASSET VALUE IS DETERMINED

                  The net asset value of the Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year.

                  The per share net asset value of the Institutional Shares is determined by dividing the Institutional Shares' pro rata portion of the total value of the Fund's securities and other assets, less the Institutional Shares' pro rata portion of the Fund's liabilities and the liabilities attributable to the Institutional Shares, by the total number of Institutional Shares outstanding. Since net asset value for the Fund is calculated by class, and since the Institutional Shares and each other class of the Fund has its own expenses, the per share net asset value of the Fund will vary by class.

                  In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Fund will be determined by using prices provided by pricing services that provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

                  Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.

                  The Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets that may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when investors cannot purchase or redeem shares of the Fund.

9.                INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
                  TREATMENT

                  This discussion summarizes certain U.S. federal income tax issues relating to the Fund. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, investors are urged to consult with their tax advisers with respect to their particular tax consequences.

                  TAX STATUS OF THE FUND. If the Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to investors. It may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. The Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

                  TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Fund will report annually to the Internal Revenue Service, and to each investor, information about the tax treatment of the investor's distributions. Dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the investors. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the investors, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the investors on December 31.

                  In general, net capital gains from assets held by the Fund for more than 12 months will be subject to the applicable long-term capital gain rates and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gain rates, regardless of how long an investor has held Fund shares. Assets contributed to the Fund in an in-kind purchase of Fund shares may generate more gain upon their sale than if the assets had been purchased by the Fund with cash contributed to the Fund in a cash purchase of Fund shares.

                  If the Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital. To the extent a distribution is treated as a return of capital, an investor's basis in his or her Fund shares will be reduced by that amount.

                  If an investor has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the investor's address of record or if a investor's checks remain uncashed for six months, the Fund reserves the right to reinvest the amount distributed in shares of the applicable Fund at the NAV next computed after the check is canceled, and to convert the investor's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

                  Additionally, the Funds reserve the right to reinvest distributions of less than $10 in shares of the applicable Fund at the next computed NAV.

                  TAX ON REDEMPTIONS OF FUND SHARES. Investors may be subject to tax on the redemption of their Fund shares. In general, such redemptions may give rise to a capital gain or loss, the treatment of which will depend on the investor's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the investor reinvests in the Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

                  INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, if the fund makes an election, investors of the Fund may be able to deduct (as an itemized deduction) or claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.

                  If the Fund invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Fund to incur IRS tax and interest charges. However, the Fund may be eligible to elect one of two alternative tax treatments with respect to PFIC shares that would avoid these taxes and charges but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to investors of the Fund holding PFIC shares may differ substantially as compared with a fund that did not invest in PFIC shares.

                  INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Fund's investments may include transactions that are subject to special tax rules. Transactions involving foreign currencies may give rise to gain or loss that could affect the Fund's ability to make ordinary dividend distributions. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Fund. If the Fund enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.

                  BACKUP WITHHOLDING. In general, if an investor is subject to backup withholding, the Fund will be required to withhold at the applicable rate from distributions to that investor. These payments are creditable against the investor's federal income tax liability.

                  FOREIGN INVESTORS. Foreign investors of the Fund generally will be subject to the applicable U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign investor dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

10.               SUSPENSION OF REDEMPTION RIGHTS

                  The Fund may not suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable shares for more than seven days except for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of investors of the Fund.

                  The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining investors, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one investor. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one investor. Should redemptions by any investor during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming investor generally will incur brokerage costs in converting the assets to cash. The redeeming investor may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 8.

11.               TAX-SHELTERED RETIREMENT PLANS

                  The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA or other retirement plans, please call 1-800-259-2820, or write to The Berger Funds, c/o Berger Financial Group LLC, P.O. Box 5005, Denver, CO 80217-5005. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-259-2820.

                  PENDING APPROVAL BY THE BERGER SHAREHOLDERS, THE BERGER FUNDS WILL BE REORGANIZED INTO THE JANUS FAMILY OF FUNDS EFFECTIVE ON OR ABOUT MARCH 24, 2003. AFTER THE EFFECTIVE DATE OF THE REORGANIZATION, FOR INFORMATION ABOUT TRADITIONAL AND ROTH IRAS, SEPS, DEFINED CONTRIBUTION PLANS AND SECTION 403(b)(7) PLANS PLEASE WRITE TO THE JANUS FUNDS AT P.O. BOX 173375, DENVER, CO 80217-3375. BEGINNING 60 DAYS AFTER THE MERGER DATE (APPROXIMATELY MAY 24,
2003), MAIL SENT TO ANY OF THE BERGER FUNDS' ADDRESSES WILL BE RETURNED TO THE SENDER.

12.               EXCHANGE PRIVILEGE

                  Any investor may exchange any or all of the investor's shares in any of the Funds, subject to stated minimums, for shares of any of the other available Berger Funds or for shares of the Money Market Portfolio, the Government Securities Portfolio or the Tax-Exempt Portfolio of the Cash Account Trust ("CAT Portfolios"), separately managed, unaffiliated money market funds, without charge, after receiving a current prospectus of the other Fund or CAT Portfolio. The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of any such CAT Portfolio by any of the Funds or BFG. BFG is compensated for administrative services it performs with respect to the CAT Portfolios.

                  Exchanges into or out of the Funds are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one Fund and the purchase of shares in another, which may produce a gain or loss for income tax purposes. As described in the Prospectus, the Fund will deduct a 1% exchange fee from an investor's exchange proceeds if the investor exchanges out shares of the Fund held less than 6 months. This fee is paid to the Fund and is intended to discourage investors from short-term trading of Fund shares and to offset the cost to the Fund of excess brokerage and other costs incurred as a result of such trading. If the investor has purchased shares on different days, shares held the longest will be redeemed first for purposes of determining if a fee is applicable. This fee will not be charged to reinvested dividends and capital gains, certain retirement plan accounts (such as 401(k)s and 403(b)s) or in the case of redemptions resulting from the death of the investor.

                  An exchange of shares may be made by written request, via on-line access or simply by telephoning the Berger Funds at 1-800-960-8427. This privilege may be terminated or amended by any of the Funds and is not available in any state in which the shares of the Fund or CAT Portfolio being acquired in the exchange are not eligible for sale. Investors automatically have telephone and on-line privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.

                  PENDING APPROVAL BY THE BERGER FUNDS' SHAREHOLDERS, THE BERGER FUNDS WILL BE REORGANIZED INTO THE JANUS FAMILY OF FUNDS EFFECTIVE ON OR ABOUT MARCH 24, 2003. AFTER THE EFFECTIVE DATE OF THE REORGANIZATION, ALL SUBSEQUENT REQUESTS AND CORRESPONDENCE SHOULD BE MAILED TO JANUS FUNDS AT P.O. BOX 173375, DENVER, CO 80217-3375. BEGINNING 60 DAYS AFTER THE MERGER DATE (APPROXIMATELY MAY 24, 2003), MAIL SENT TO ANY OF THE BERGER FUNDS ADDRESSES WILL BE RETURNED TO THE SENDER.

13.               PERFORMANCE INFORMATION

                  From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Money, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Wilshire 5000 Index, the Russell 2000 Stock Index, Russell 1000 Growth Index, Russell Mid Cap Growth Index, Russell 2000 Growth Index, Russell 3000 Growth Index, Russell 2000 Value Index, Russell Mid Cap Value Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index, the Nasdaq 100 Index, the Lehman Brothers Intermediate Term Government/Corporate Bond Index or the InformationWeek 100 Index, or more narrowly based or blended indices that reflect the market sectors in which that Fund invests.

                  The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

                  The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

                  All performance figures for the Fund are based upon historical results and do not assure future performance (before or after taxes). The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. State and local taxes are not considered. In addition, the formulas do not take into account the effect of the alternative minimum tax or phaseouts of certain tax credits, exemptions and deductions for taxpayers whose adjusted gross income is above a specified amount.

                  Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 3, 5 and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                         n
                                 P(1 + T) = ERV

                  Where    P     = a hypothetical initial payment of $1,000
                           T     = the average annual total return
                           n     = the number of years
                           ERV   = the ending redeemable value of a hypothetical
                                   $1,000 payment made at the beginning of the period.

                  All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

                  Quotations of average annual total return (after taxes on distributions) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:

                                       n
                                 P(1+T) = ATV
                                             D

                  Where:   P     = a hypothetical initial payment of $1,000
                           T     = the average annual total return (after
                                   taxes on distributions)
                           n     = the number of years
                           ATV   = ending value of a hypothetical $1,000 payment
                              D    made at the beginning of the period.

                  In calculating average annual total return (after taxes on distributions), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, and (d) all recurring fees charged to all shareholder accounts are included.

                  Quotations of average annual total return (after taxes on distributions and redemption) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:

                                       n
                                 P(1+T)  = ATV
                                              DR

         Where:   P     = a hypothetical initial payment of $1,000
                  T     = the average annual total return (after taxes on
                          distributions and redemption)
                  n     = the number of years
                  ATV   = ending value of a hypothetical $1,000 payment
                     DR   made at the beginning of the period.

                  In calculating average annual total return (after taxes on distributions and redemption), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, (d) all recurring fees charged to all shareholder accounts are included, and (e) capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added.

                  Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

PREDECESSOR PERFORMANCE QUOTATIONS

                  The Fund is the accounting survivor and successor of a fund previously known as the InformationTech 100(R) Fund, which was reorganized into the Fund effective July 2, 1999. As part of the reorganization, all of the then-existing shares of the predecessor fund were exchanged for Institutional Shares of the Fund. The Fund quotes its historical performance track record for both of its classes of shares based on its predecessor's only shares outstanding prior to the reorganization.

                  Total return of the Institutional Shares and other classes of shares of the Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.

AVERAGE ANNUAL TOTAL RETURNS (BEFORE TAXES)

                  The average annual total return before taxes of the Fund, for various periods ending September 30, 2002, is shown in the following table:


FUND                                            1-YEAR         3-YEAR         5-YEAR           LIFE OF FUND
----                                            ------         ------         ------           ------------
Berger Information Technology Fund -            (34.32)%       (26.05)%       (2.80)%                  3.03%
Institutional Shares                                                                          (since 4/8/97)

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)

                  Average annual total return after taxes on distributions assumes that (1) taxes are paid on distributions at the time of the distribution; (2) shares were held for the entire measurement period; and (3) no taxes have been paid on accumulated capital appreciation. The average annual total return after taxes on distributions of the Fund, for various periods ending September 30, 2002, is shown in the following table:


FUND                                            1-YEAR         3-YEAR         5-YEAR           LIFE OF FUND
----                                            ------         ------         ------           ------------
Berger Information Technology Fund -            (34.32)%       (26.07)%       (2.87)%                   2.97%
Institutional Shares                                                                           (since 4/8/97)

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

                  Average annual total return after taxes on distributions and redemption assumes that (1) taxes are paid at the time of the distribution; (2) shares have been sold at the end of the measurement period; and (3) the long-term capital gains tax rate is applied on accumulated capital appreciation for all periods. If a capital loss would have occurred on liquidation, the loss is recorded as a tax benefit, increasing the return after taxes on distributions and redemption. The average annual total return after taxes on distributions and redemption of the Fund, for various periods ending September 30, 2002, is shown in the following table:


FUND                                            1-YEAR         3-YEAR         5-YEAR           LIFE OF FUND
----                                            ------         ------         ------          -------------
Berger Information Technology Fund -            (21.08)%        (7.59)%       (2.13)%                  2.54%
Institutional Shares                                                                          (since 4/8/97)

14.               ADDITIONAL INFORMATION

FUND ORGANIZATION

                  The Fund is a separate series of the Berger Investment Portfolio Trust (the "Trust"), a Delaware business trust established under the Delaware Business Trust Act. The Fund was established on February 18, 1999. The Fund is the successor to the fund formerly known as the InformationTech 100(R) Fund. The InformationTech 100(R) Fund commenced operations on April 8, 1997, as a separate series of the Advisors Series Trust, a Delaware business trust. The InformationTech 100(R) Fund was then reorganized into the Fund in a transaction that became effective on July 2, 1999. As part of the reorganization, all of the then-existing shares of the predecessor fund were exchanged for Institutional Shares of the Fund.

                  The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Fund is one of six series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. The Fund currently has two classes of shares, although others may be added in the future.

                  Shares of the Fund are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

                  DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, investors of the Fund will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no investor shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the investors of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

                  In order to protect investors from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any investor by reason of being or having been a investor, and that the Trust shall, upon request, assume the defense of any such claim made against such investor for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

                  As a result, the risk of an investor of the Fund incurring financial loss on account of investor liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that the risk of personal liability to investors of the Fund is therefore remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of investors for liabilities of the Trust or the Fund.

                  CORPORATE GOVERNANCE INFORMATION PERTAINING TO THE FUND. The Fund is not required to hold annual investor meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees. If investors owning at least 10% of the outstanding shares of the Trust so request, a special investors' meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by investors desiring to call a special meeting for the purpose of considering the removal of a trustee.

                  Investors of the Fund and, when applicable, the other series/classes of the Trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote.

                  Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.

                  Shares of the Fund have no preemptive rights. There are no sinking funds or arrearage provisions that may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights, except that investors of any class of the Fund may convert their shares into shares of any other class of the Fund in the event and only in the event the investor ceases to be eligible to purchase or hold shares of the original class or becomes eligible to purchase shares of a different class, by reason of a change in the investor's status under the conditions of eligibility in effect for such class at that time. Shares of the Fund may be transferred by endorsement, or other customary methods, but the Fund is not bound to recognize any transfer until it is recorded on its books.

                  Under governing corporate law, the Fund may enter into a variety of corporate transactions, such as reorganizations, conversions, mergers and asset transfers, or may be liquidated. Any such transaction would be subject to a determination from the trustees that the transaction was in the best interests of the Fund and its investors, and may require obtaining investor approval.

MORE INFORMATION ON SPECIAL MULTI-CLASS FUND STRUCTURE

                  The Fund currently has divided its shares into two classes of shares, the Institutional Shares covered by this SAI and the Investor Shares offered through a separate Prospectus and SAI. The Fund implemented its multi-class structure by adopting a Rule 18f-3 Plan under the 1940 Act permitting it to issue its shares in classes. The Fund's Rule 18f-3 Plan governs such matters as class features, dividends, voting, allocation of income and expenses between classes, exchange and trustee monitoring of the Plan. Each class is subject to such investment minimums and other conditions of eligibility as are set forth in the relevant prospectus for the class, as it may be amended from time to time. Investor Shares are available to the general public and bear a 0.25% 12b-1 fee. Information concerning Investor Shares is available from the Fund at 1-800-333-1001.

                  Subject to the Trust's Trust Instrument and any other applicable provisions, the trustees of the Trust have the authority to create additional classes, or change existing classes, from time to time, in accordance with Rule 18f-3 under the Act.

PRINCIPAL INVESTORS

                  Insofar as the management of the Fund is aware, as of December 31, 2002, no person owned, beneficially or of record, more than 5% of the outstanding shares of the Institutional Shares class of the Fund, except for the following:


                 OWNER                                  PERCENTAGE HELD
                 -----                                  ---------------
       Charles Schwab & Co., Inc.                          72.98%
       101 Montgomery Street
       San Francisco, CA 94104

       National Investor Services                           5.18%
       55 Water Street, 32nd Fl
       New York, NY  10041

       Sema & Co                                            5.89%
       12 E 49th Street, Fl 41
       New York, NY  10017


                  In addition, as of December 31, 2002, Schwab owned of record 19.95% of the Investor Shares class of the Fund, which together with its Institutional Shares, constitute 30.63% of the Fund's total outstanding shares. Also as of December 31, 2002, Schwab owned of record 25.50% of all the outstanding shares of the Berger Investment Portfolio Trust, of which the Fund is one outstanding series.

                  Any person owning more than 25% of the outstanding securities of the Fund may be deemed to control it. Schwab is believed to hold its shares of the Fund as nominee for the benefit of its clients or customers.

DISTRIBUTION

                  Berger Distributors LLC, as the Fund's Distributor, is the principal underwriter of the Fund's shares. The Distributor is a wholly owned subsidiary of BFG. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of the Fund's shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. Andrew J. Iseman, Manager and Vice President of the Distributor, is also a Vice President of the Fund. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Assistant Secretary of the Fund. Brian Ferrie, Vice President and Chief Financial Officer of the Distributor, is also Vice President of the Fund. Anthony Bosch, President and Chief Compliance Officer of the Distributor, is also Vice President of the Fund. Sue Vreeland, Assistant Secretary of the Distributor, is also Secretary of the Fund.

                  The Fund and the Distributor are parties to a Distribution Agreement that continues through April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the Distributor. The Distribution Agreement is subject to termination by the Fund or the Distributor on 60 days' prior written notice and terminates automatically in the event of its assignment. The Fund's offerings are continuous, and, under the Distribution Agreement, the Distributor continuously offers shares of the Fund and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by BFG for its costs in distributing Fund shares.

OTHER INFORMATION

                  The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Fund of which this Statement of Additional Information is a part. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

                  Davis Graham & Stubbs LLP, 1550 Seventeenth Street, Suite 500, Denver, Colorado, acts as counsel to the Fund.

INDEPENDENT ACCOUNTANTS

                  PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, acted as independent accountants for the Fund for the fiscal year ended September 30, 2002. In that capacity, PricewaterhouseCoopers LLP audited the financial statements of the Fund referenced below under "Financial Information" and assisted the Fund in connection with the preparation of its 2001 tax return.

                  PricewaterhouseCoopers LLP has been appointed to act as independent accountants for the Fund for the fiscal year ended September 30, 2003. In that capacity, PricewaterhouseCoopers LLP will audit the financial statements of the Fund and assist the Fund in connection with the preparation of its 2002 income tax returns.

FINANCIAL INFORMATION

                  A copy of the Annual Report referenced below is enclosed with a copy of this SAI. Additional copies of that Annual Report may be obtained upon request without charge at bergerfunds.com or by calling the Fund at 1-800-259-2820.

Year-End Financial Statements

                  The following financial statements for the Fund are incorporated herein by reference from the Annual Report to Shareholders of the Berger Funds dated September 30, 2002, in each case along with the Report of Independent Accountants thereon dated November 6, 2002.

                  Schedule of Investments as of September 30, 2002

                  Statement of Assets and Liabilities as of September 30, 2002

                  Statement of Operations for the Year Ended September 30, 2002

                  Statements of Changes in Net Assets for each of the periods indicated

                  Notes to Financial Statements, September 30, 2002

                  Financial Highlights for each of the periods indicated

                                   APPENDIX A

HIGH-YIELD/HIGH-RISK SECURITIES

     The Fund may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P) (sometimes referred to as "junk bonds"). However, the Fund will not purchase any security in default at the time of purchase. The Fund will not invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

     Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers, or in general economic conditions or an unanticipated rise in interest rates may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities may also have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, the Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

     Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in the Fund's percentage limits for investments rated below investment grade, unless the Fund's adviser deems such securities to be the equivalent of investment grade. If securities purchased by the Fund are downgraded following purchase or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

     Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that the securities will decline in value, because credit ratings represent evaluations of the safety of principal, dividend and/or interest payments and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

     Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

     Expenses incurred in recovering an investment in a defaulted security may adversely affect the Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

     The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

     Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

     A-Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa-Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba-Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

     B-Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa-Bonds that are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

     Ca-Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C-Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.


KEY TO STANDARD & POOR'S CORPORATE RATINGS

     AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A-Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

     C1-The rating C1 is reserved for income bonds on which no interest is being paid.

     D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                            BERGER MID CAP VALUE FUND
                 (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)

                              INSTITUTIONAL SHARES



                       STATEMENT OF ADDITIONAL INFORMATION
                        INVESTOR SERVICES: 1-800-960-8427



         This Statement of Additional Information ("SAI") is not a prospectus. It relates to the Prospectus for the Berger Mid Cap Value Fund (the "Fund") - Institutional Shares, dated January 28, 2003, as it may be amended or supplemented from time to time, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217-5005, or calling 1-800-259-2820.

         This SAI is about the class of shares of the Fund designated as Institutional Shares. Institutional Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals, who are willing to maintain a minimum account balance of $250,000. Shares of the Fund may be offered through certain financial intermediaries that may charge their customers transaction or other fees with respect to the customers' investment in the Fund.

         The financial statements of the Fund for the fiscal year ended September 30, 2002, and the related Report of Independent Accountants on those statements, are incorporated into this SAI by reference from the Fund's 2002 Annual Report to Shareholders dated September 30, 2002.

         A copy of that Annual Report is available, without charge, upon request, by calling 1-800-259-2820.








                             DATED JANUARY 28, 2003

                                TABLE OF CONTENTS
                                        &
                         CROSS-REFERENCES TO PROSPECTUS

                                                    PAGE     CROSS-REFERENCES TO RELATED
SECTION                                              NO.      DISCLOSURES IN PROSPECTUS
-------                                             ----     ---------------------------
    Introduction                                      2      Table of Contents

1.  Investment Strategies and Risks of the Fund       2      Berger Mid Cap Value Fund; Investment
                                                             Techniques, Securities and Associated Risks

2.  Investment Restrictions                          14      Berger Mid Cap Value Fund; Investment
                                                             Techniques, Securities and Associated Risks

3.  Management of the Fund                           15      Berger Mid Cap Value Fund; Organization of the
                                                             Fund

4.  Investment Adviser and Sub-Adviser               24      Berger Mid Cap Value Fund; Organization of the
                                                             Fund

5.  Expenses of the Fund                             26      Berger Mid Cap Value Fund; Organization of the
                                                             Fund; Financial Highlights

6.  Brokerage Policy                                 28      Berger Mid Cap Value Fund; Organization of the
                                                             Fund

7.  How to Purchase and Redeem Shares in the         30      To Open an Account or Purchase Shares; Selling
    Fund                                                     (Redeeming) Shares

8.  How the Net Asset Value is Determined            31      Your Share Price


9.  Income Dividends, Capital Gains                  32      Distributions and Taxes
    Distributions and Tax Treatment

10. Suspension of Redemption Rights                  34      Information About Your Account

11. Tax-Sheltered Retirement Plans                   34      Tax-Sheltered Retirement Plans

12. Exchange Privilege                               34      Exchanging Shares

13. Performance Information                          35      The Fund's Past Performance; Financial Highlights

14. Additional Information                           37      Organization of the Fund; Special Fund Structure

    Financial Information                            40      Financial Highlights

                                  INTRODUCTION

         The Fund described in this SAI is a mutual fund, or open-end management investment company. The Fund is a diversified fund.

1.       INVESTMENT STRATEGIES AND RISKS OF THE FUND

         The Prospectus discusses the investment objective of the Fund and the principal investment strategies employed to achieve that objective. It also describes the principal risks of investing in the Fund.

         This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies.

         COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.

         DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities that bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Fund will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases in which the ratings assigned by more than one rating agency differ, the Fund will consider the security as rated in the higher category. If nonconvertible securities purchased by the Fund are downgraded to below investment grade following purchase, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

         Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by the Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by the Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

         Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.

         CONVERTIBLE SECURITIES. The Fund may also purchase debt or equity securities that are convertible into common stock when the Fund's sub-adviser believes they offer the potential for a higher total return than nonconvertible securities. Although fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities that the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Fund's sub-adviser. The Fund has no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Fund will not invest in any security in default at the time of purchase, and the Fund will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Fund are downgraded following purchase, or if other circumstances cause 20% or more of the Fund's assets to be invested in convertible securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

         SPECIAL SITUATIONS. The Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or that are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

         ZEROS/STRIPS. The Fund may invest also in zero coupon bonds or in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality.

         SECURITIES OF SMALLER COMPANIES. The Fund may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies because smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

         SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Fund may invest in securities of companies with limited operating histories. The Fund considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

         INITIAL PUBLIC OFFERINGS. The Fund may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories".

         Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal investors. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

         The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, a Fund's adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's investors. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

         The effect of an IPO investment can have a magnified impact on a Fund's performance when the Fund's asset base is small. Consequently, IPOs may constitute a significant portion of a Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of a Fund's assets as it increases in size and therefore have a more limited effect on the Fund's performance.

         There can be no assurance that IPOs will continue to be available for the Fund to purchase. The number or quality of IPOs available for purchase by a Fund may vary, decrease or entirely disappear. In some cases, a Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.

         The adviser's or sub-adviser's IPO trade allocation procedures govern which Funds and other advised accounts participate in the allocation of any IPO. See the heading "Trade Allocations" under Section 4. Under these IPO allocation procedures, a Fund generally will not participate in an IPO if the securities available for allocation to the Fund are insignificant relative to the Fund's net assets. As a result, any Fund or account whose assets are very large is not likely to participate in the allocation of many IPOs.

         FOREIGN SECURITIES. The Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Fund's investments may also include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts
(GDRs).

         Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Fund. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature and to political systems that can be expected to have less stability than developed countries.

         There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Fund to experience losses or miss investment opportunities. The use of a foreign securities depository may increase this risk. The Fund may maintain assets with a foreign securities depository if certain conditions are met. A foreign securities depository may maintain assets on behalf of the Fund if the depository: (a) acts as or operates a system for the central handling of securities that is regulated by a foreign financial regulatory authority; (b) holds assets on behalf of the Fund under safekeeping conditions no less favorable than those that apply to other participants; (c) maintains records that identify the assets of participants and keeps its own assets separated from the assets of participants; (d) provides periodic reports to participants; and (e) undergoes periodic examination by regulatory authorities or independent accountants. In addition, the Fund's primary custodian provides the Fund with an analysis of the custodial risks of using a depository, monitors the depository on a continuous basis and notifies the Fund of any material changes in risks associated with using the depository. In general, the analysis may include an analysis of a depository's expertise and market reputation; the quality of its services, its financial strength, and insurance or indemnification arrangements; the extent and quality of regulation and independent examination of the depository; its standing in published ratings; its internal controls and other procedures for safeguarding investments, and any related legal proceedings.

         Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

         If the Fund is invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

         PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). The Fund may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), investors will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9.

         ILLIQUID AND RESTRICTED SECURITIES. The Fund is authorized to invest in securities that are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Fund will not purchase any such security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Fund's net assets to be invested in illiquid securities, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

         Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Fund's sub-adviser will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The liquidity of the Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

         REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers.

A repurchase agreement is an agreement under which the Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

         These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) but involve certain risks, such as credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Fund expects that these risks can be controlled through careful monitoring procedures.

         WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Fund currently does not intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by the Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

         When the Fund purchases securities on a when-issued basis, it will maintain, in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

         LENDING OF PORTFOLIO SECURITIES. The Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. By lending its securities, the Fund will be attempting to generate income through the receipt of interest on the loan, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

         The Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940 or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and
(d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

         The Fund bears risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Fund's total assets (including the value of the collateral received to secure the loan). Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

         Although voting rights with respect to loaned securities pass to the borrower, the Fund retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall loaned securities in time to exercise voting rights may be unsuccessful, especially for foreign securities or thinly traded securities. In addition, it is expected that loaned securities will be recalled for voting only when the items being voted on are, in the judgment of the Fund's sub-adviser, either material to the economic value of the security or threaten to materially impact the issuing company's corporate governance policies or structure.

         SHORT SALES. The Fund currently is permitted to engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").

         In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

         Under prior law, the Fund could have made a short sale, as described above, when it wanted to sell a security it owned at a current attractive price but also wished to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. However, federal tax legislation has eliminated the ability to defer recognition of gain or loss in short sales against the box, and accordingly it is not anticipated that the Fund will be engaging in these transactions unless there are further legislative changes.

         HEDGING TRANSACTIONS. The Fund is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, protecting against market risk caused by market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures that may be established by the trustees from time to time. In addition, the Fund is not required to hedge. Decisions regarding hedging are subject to the adviser's judgment of the cost of the hedge, its potential effectiveness and other factors the adviser considers pertinent.

         A hedging transaction may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, hedging transactions do not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire. Use of these instruments by the Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation or, in the case of a call option written by the Fund, may exceed the premium received for the option. However, the Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by the Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

         The principal risks of the Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

         Following is additional information concerning the futures, forwards and options that the Fund may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, the Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

         Futures Contracts. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

         The Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

         Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. The Fund will incur brokerage fees when it buys or sells futures contracts.

         In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

         The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, the Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

         Although the Fund would hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

         The acquisition or sale of a futures contract may occur, for example, when the Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. The Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows the Fund to maintain a defensive position without having to sell portfolio securities.

         Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated, and the Fund could buy equity securities on the cash market.

         The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions that could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the Fund still may not result in a successful use of futures.

         Futures contracts entail additional risks. Although the Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, the Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

         The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not exactly match the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

         Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

         Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions could also be impaired.

         Options on Futures Contracts. The Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, the Fund may buy a call option on a futures contract to hedge against a market advance, and the Fund might buy a put option on a futures contract to hedge against a market decline.

         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency that is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, the Fund will retain the full amount of the option premium that provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

         The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

         The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

         Forward Foreign Currency Exchange Contracts. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Fund currently intends that it will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although the Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Fund's objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated exchange.

         The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. The Fund may also enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

         These types of hedging minimize the effect of currency appreciation as well as depreciation but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another limits the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

         The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts.

         While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. The Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when the Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

         Options on Securities and Securities Indices. The Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when the Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

         A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

         The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

         The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. If the Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

         The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

         An option position may be closed out only when a secondary market exists for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (a) there may be insufficient trading interest in certain options, (b) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (c) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (d) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (e) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (f) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

         In addition, when the Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

         An option on a securities index is similar to an option on a security except that rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

         The Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. The Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

         An example of a hedging transaction using an index option would be if the Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Fund will generally invest may be imperfect, the Fund expects, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.

         TEMPORARY DEFENSIVE MEASURES. Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. The Fund may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis, when its adviser or sub-adviser believes market, economic or political conditions warrant a temporary defensive position. In addition, certain unusual circumstances may force the Fund to temporarily depart from the investment requirement implied by its name. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, the Fund could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.

         PORTFOLIO TURNOVER. Investment changes in the Fund will be made whenever management deems them appropriate even if this results in a higher portfolio turnover rate. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. In addition, portfolio turnover for the Fund may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management.

         Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Fund. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of the Fund, although sales of certain stocks could lead to realization of gains and, possibly, increased taxable distributions to investors. The Fund's brokerage policy is discussed further under Section 6--Brokerage Policy, and additional information concerning income taxes is located under Section 9--Income Dividends, Capital Gains Distributions and Tax Treatment.

2.       INVESTMENT RESTRICTIONS

         The investment objective of the Fund is capital appreciation. The investment objective of the Fund is considered fundamental, meaning that it cannot be changed without an investor vote. There can be no assurance that the Fund's investment objective will be realized.

         The Fund has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without an investor vote. The principal policies and strategies used by the Fund are described in the Prospectus.

         In addition, the Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (a) 67% or more of the voting securities of the Fund present at a meeting of investors thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the trustees without an investor vote.

         The following fundamental restrictions apply to the Berger Mid Cap Value Fund. The Fund may not:

         1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

         2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

         3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

         4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

         5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

         The trustees have adopted additional non-fundamental investment restrictions for the Fund. These limitations may be changed by the trustees without an investor vote. The non-fundamental investment restrictions include the following:

         1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

         2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

         3. The Fund may not invest in companies for the purposes of exercising control of management.

         4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

         5. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

         6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

         7. The Fund has adopted an investment strategy pursuant to Rule 35d-1 of the 1940 Act, which requires that at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in a strategy suggested by the Fund's name. Investors will be given at least 60 days' notice prior to any change in the existing investment strategy of the Fund.

3.       MANAGEMENT OF THE FUND

         The Fund is supervised by trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's trustees hire the companies that run day-to-day Fund operations, such as the investment adviser, sub-adviser, administrator, transfer agent and custodian.

         The trustees and executive officers of the Fund are listed below, together with information that includes their principal occupations during the past five years and other principal business affiliations. The directors or trustees of the Fund have adopted a director/trustee retirement age of 75 years.

                               POSITION(S)
                               HELD WITH                                                          NUMBER OF
                               THE TRUST;                                                         FUNDS IN
                               TERM OF                                                            FUND
                               OFFICE AND                                                         COMPLEX          OTHER
NAME, ADDRESS                  LENGTH OF                                                          OVERSEEN      DIRECTORSHIPS
AND AGE                        TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS       BY TRUSTEE    HELD BY TRUSTEE
-------------                  -----------    ---------------------------------------------       ----------    ---------------
INDEPENDENT TRUSTEES

Michael Owen                   Chairman of    Dean of Zayed University (since September                17             n/a
210 University Blvd.           the Board;     2000). Formerly self-employed as a financial
Denver, CO 80206               34 years       and management consultant, and in real estate
                                              development (from June 1999 to September
DOB: 1937                                     2000).  Dean (from 1993 to June 1999), and a
                                              member of the Finance faculty (from 1989 to
                                              1993), of the College of Business, Montana
                                              State University. Formerly, Chairman and Chief
                                              Executive Officer of Royal Gold, Inc. (mining)
                                              (1976 to 1989).

Dennis E. Baldwin              Trustee;       President, Baldwin Financial Counseling (since           17             n/a
210 University Blvd.           11 years       July 1991). Formerly, Vice President and
Denver, CO 80206                              Denver Office Manager of Merrill Lynch Capital
                                              Markets (1978 to 1990).
DOB: 1928

Katherine A. Cattanach, CFA    Vice Chair     General Partner/Managing Principal (since                17             n/a
210 University Blvd.           of the Board;  September 1987), Sovereign Financial Services,
Denver, CO 80206               8 years        Inc. (financial consulting and management
                                              firm). Executive Vice President (1981 to
DOB: 1945                                     1988), Captiva Corporation, Denver, Colorado
                                              (private investment management firm).  Ph.D. in
                                              Finance (Arizona State University).

Paul R. Knapp                  Trustee;       Executive Officer of DST Systems, Inc. ("DST"),          17       Director and
210 University Blvd.           8 years        a publicly traded information and transaction                     Vice President
Denver, CO 80206                              processing company, which acts as the Funds'                      (February 1998
                                              transfer agent (since October 2000). DST is                       to November
DOB: 1945                                     33% owned by Janus Capital Group Inc., which                      2000) of West Side
                                              indirectly owns approximately 86% of Berger                       Investments, Inc.
                                              Financial Group LLC. Mr. Knapp owns common                        (investments),
                                              shares and options convertible into common                        a wholly owned
                                              shares of DST Systems which, in the aggregate                     subsidiary of
                                              and assuming exercise of the options, would                       DST Systems, Inc.
                                              result in his owning less than 1/2 of 1% of DST
                                              System's common shares. Mr. Knapp is also
                                              President of Vermont Western Assurance, Inc., a
                                              wholly owned subsidiary of DST Systems (since
                                              December 2000).  President, Chief Executive
                                              Officer and a director (September 1997 to
                                              October 2000) of DST Catalyst, Inc., an
                                              international financial markets consulting,
                                              software and computer services company, (now
                                              DST International, a subsidiary of DST).
                                              Previously (1991 to October 2000), Chairman,
                                              President, Chief Executive Officer and a
                                              director of Catalyst Institute (international
                                              public policy research organization focused
                                              primarily on financial markets and
                                              institutions); also (1991 to September 1997),
                                              Chairman, President, Chief Executive Officer
                                              and a director of Catalyst Consulting
                                              (international financial institutions business
                                              consulting firm).

                               POSITION(S)
                               HELD WITH                                                          NUMBER OF
                               THE TRUST;                                                         FUNDS IN
                               TERM OF                                                            FUND
                               OFFICE AND                                                         COMPLEX          OTHER
NAME, ADDRESS                  LENGTH OF                                                          OVERSEEN      DIRECTORSHIPS
AND AGE                        TIME SERVED    PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS       BY TRUSTEE    HELD BY TRUSTEE
-------------                  -----------    ---------------------------------------------       ----------    ---------------
Harry T. Lewis, Jr.            Trustee;       Lewis Investments (since June 1988)                      17       Director, J.D.
210 University Blvd.           15 years       (self-employed private investor).  Formerly,                      Edwards & Co.
Denver, CO 80206                              Senior Vice President, Rocky Mountain Region,                     (1995 to March
                                              of Dain Bosworth Incorporated and member of                       2002);
DOB: 1933                                     that firm's Management Committee (1981 to                         Director,
                                              1988).                                                            National Fuel
                                                                                                                Corporation
                                                                                                                (oil & gas
                                                                                                                production);
                                                                                                                Advisory
                                                                                                                Director,
                                                                                                                Otologics, LLC,
                                                                                                                (implantable
                                                                                                                hearing aid)
                                                                                                                (since 1999);
                                                                                                                Member of
                                                                                                                Community
                                                                                                                Advisory Board,
                                                                                                                Wells Fargo
                                                                                                                Bank-Denver

William Sinclaire              Trustee;       President (since January 1998), Santa Clara LLC          17       n/a
210 University Blvd.           31 years       (privately owned agricultural company).
Denver, CO 80206                              President (from January 1963 to January 1998),
                                              Sinclaire Cattle Co. (privately owned
DOB: 1928                                     agricultural company).

Albert C. Yates                Trustee;       President (since 1990), Chancellor and                   17       Member, Board
210 University Blvd.           1 1/2 years    Professor of Chemistry-Department of Chemistry,                   of Directors,
Denver, CO 80206                              of Colorado State University. Formerly                            Adolph Coors
                                              Executive Vice President and Provost (1983 to                     Company
DOB: 1941                                     1990), Academic Vice President and Provost                        (brewing
                                              (1981 to 1983) and Professor of Chemistry (1981                    company) (since
                                              to 1990) of Washington State University. Vice                      1998); Member,
                                              President and University Dean for Graduate                         Board of
                                              Studies and Research and Professor of Chemistry                    Directors,
                                              of the University of Cincinnati (1977 to 1981).                    Dominion
                                                                                                                 Industrial
                                                                                                                 Capital Bank
                                                                                                                 (1999 to 2000);
                                                                                                                 Member, Board
                                                                                                                 of Directors,
                                                                                                                 Centennial Bank
                                                                                                                 of the West
                                                                                                                 (since 2001)

                               POSITION(S)
                               HELD WITH                                                            NUMBER OF
                               THE TRUST;                                                           FUNDS IN
                               TERM OF                                                              FUND
                               OFFICE AND                                                           COMPLEX          OTHER
NAME, ADDRESS                  LENGTH OF                                                            OVERSEEN      DIRECTORSHIPS
AND AGE                        TIME SERVED      PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS       BY TRUSTEE    HELD BY TRUSTEE
-------------                  -----------      ---------------------------------------------       ----------    ---------------

INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson*              President      President and a director since May 1999 (Executive         17       Audit Committee
210 University Blvd.           and Trustee    Vice President from February 1999 to May 1999) of                   Member of the
Denver, CO 80206               of the Trust   Berger Growth Fund and Berger Large Cap Growth Fund.                Public Employees'
                               (since May     President and a trustee since May 1999 (Executive                   Retirement
DOB: 1949                      1999)          Vice President from February 1999 to May 1999) of                   Association of
                                              Berger Investment Portfolio Trust, Berger                           Colorado (pension
                                              Institutional Products Trust, Berger Worldwide Funds                plan) (from
                                              Trust, Berger Worldwide Portfolios Trust and Berger                 November 1997 to
                                              Omni Investment Trust. President and Chief Executive                December 2001).
                                              Officer (since June 1999) (Executive Vice President
                                              from February 1999 to June 1999) of Berger Financial
                                              Group LLC. Director, President and Chief Executive
                                              Office of Stilwell Management, Inc. (from September
                                              1999 to December 2002). President and Chief Executive
                                              Officer of Berger/Bay Isle LLC (from May 1999 to
                                              December 2002). Self-employed as a consultant from
                                              July 1995 through February 1999. Director of Wasatch
                                              Advisors (investment management) from February 1997
                                              to February 1999.

*Mr. Thompson is considered an interested person of the Trust due to his positions held at Berger Financial Group LLC (or its affiliated companies).

                               POSITION(S) HELD WITH THE TRUST,
NAME, ADDRESS                    TERM OF OFFICE AND LENGTH OF
AND AGE                                   TIME SERVED                     PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------                  --------------------------------           ---------------------------------------------
OFFICERS OF THE TRUST

Janice M. Teague*              Vice President of the Trust         Vice President (since November 1998) and Assistant Secretary
210 University Blvd.           (since November 1998) and           (since February 2000 and previously from September 1996 to
Denver, CO 80206               Assistant Secretary (since          November 1998) and Secretary (from November 1998 to February
                               February 2000)                      2000) of the Berger Funds. Vice President (since October
DOB: 1954                                                          1997), Secretary (since November 1998) and Assistant Secretary
                                                                   (from October 1996 to November 1998) with Berger Financial
                                                                   Group LLC. Vice President and Secretary with Berger
                                                                   Distributors LLC (since August 1998). Vice President and
                                                                   Secretary of Bay Isle Financial LLC (since January 2002).
                                                                   Formerly, self-employed as a business consultant (from June
                                                                   1995 to September 1996).

Andrew J. Iseman*              Vice President of the Trust         Vice President of the Berger Funds (since March 2001). Vice
210 University Blvd.           (since Mar. 2001)                   President (since September 1999) and Chief Operating Officer
Denver, CO 80206                                                   (since November 2000) of Berger Financial Group LLC. Manager
                                                                   (since September 1999) and Director (from June 1999 to
DOB: 1964                                                          September 1999) of Berger Distributors LLC. Vice
                                                                   President-Operations (from February 1999 to November 2000) of
                                                                   Berger Financial Group LLC. Associate (from November 1998 to
                                                                   February 1999) with DeRemer & Associates (a consulting firm).
                                                                   Vice President-Operations (from February 1997 to November
                                                                   1998) and Director of Research and Development (from May 1996 to February 1997) of Berger Financial Group LLC.

                               POSITION(S) HELD WITH THE TRUST,
NAME, ADDRESS                    TERM OF OFFICE AND LENGTH OF
AND AGE                                   TIME SERVED                     PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------                  --------------------------------           ---------------------------------------------
Anthony R. Bosch*              Vice President of the Trust         Vice President of the Berger Funds (since February 2000). Vice
210 University Blvd.           (since Feb. 2000)                   President (since June 1999) and Chief Legal Officer (since
Denver, CO 80206                                                   August 2000) with Berger Financial Group LLC. President, Chief
                                                                   Executive Officer, Manager (since December 2002), Vice
DOB: 1965                                                          President (from September 2001 to December 2002) and Chief
                                                                   Compliance Officer (since September 2001) with Berger
                                                                   Distributors LLC. Vice President of Bay Isle Financial LLC
                                                                   (since January 2002). Formerly, Assistant Vice President of
                                                                   Federated Investors, Inc. (from December 1996 to May 1999), and Attorney with the U.S. Securities and Exchange Commission
                                                                   (from June 1990 to December 1996).

Brian S. Ferrie*               Vice President of the Trust         Vice President of the Berger Funds (since November 1998). Vice
210 University Blvd.           (since Nov. 1998)                   President (since February 1997), Treasurer and Chief Financial
Denver, CO 80206                                                   Officer (since March 2001) and Chief Compliance Officer (from
                                                                   August 1994 to March 2001) with Berger Financial Group LLC.
DOB: 1958                                                          Vice President (since May 1996), Treasurer and Chief Financial
                                                                   Officer (since March 2001) and Chief Compliance Officer (from
                                                                   May 1996 to September 2001) with Berger Distributors LLC.

John A. Paganelli*             Vice President (since Nov. 1998)    Vice President (since November 1998), Treasurer (since March
210 University Blvd.           and Treasurer (since Mar. 2001)     2001) and Assistant Treasurer (from November 1998 to March
Denver, CO 80206               of the Trust                        2001) of the Berger Funds. Vice President (since November
                                                                   1998) and Manager of Accounting (from January 1997 to November
DOB: 1967                                                          1998) with Berger Financial Group LLC. Formerly, Manager of
                                                                   Accounting (from December 1994 to October 1996) and Senior
                                                                   Accountant (from November 1991 to December 1994) with Palmeri
                                                                   Fund Administrators, Inc.


Sue Vreeland*                  Secretary of the Trust (since       Secretary of the Berger Funds (since February 2000). Assistant
210 University Blvd.           Feb. 2000)                          Vice President (since April 2002) and Assistant Secretary
Denver, CO 80206                                                   (since June 1999) of Berger Financial Group LLC. Assistant
                                                                   Secretary of Berger Distributors LLC (since June 1999) and Bay
DOB: 1948                                                          Isle Financial LLC (since December 2001). Formerly, Assistant
                                                                   Secretary of the Janus Funds (from March 1994 to May 1999),
                                                                   Assistant Secretary of Janus Distributors, Inc. (from June
                                                                   1995 to May 1997) and Manager of Fund Administration for Janus
                                                                   Capital Corporation (from February 1992 to May 1999).

David C. Price, CPA*           Assistant Vice President of the     Assistant Vice President (since March 2001) of the Berger
210 University Blvd.           Trust (since Mar. 2001)             Funds. Assistant Vice President-Compliance (since March 2001)
Denver, CO 80206                                                   and Manager-Compliance (from October 1998 to March 2001) with
                                                                   Berger Financial Group LLC. Formerly, Senior Auditor (from
DOB: 1969                                                          July 1996 to August 1998) and Auditor (from August 1993 to
                                                                   June 1996) with PricewaterhouseCoopers LLP, a public
                                                                   accounting firm.

Lance V. Campbell, CFA, CPA*   Assistant Treasurer of the Trust    Assistant Treasurer (since March 2001) of the Berger Funds.
210 University Blvd.           (since Mar. 2001)                   Assistant Vice President (since January 2002) and Manager of
Denver, CO 80206                                                   Investment Accounting (from August 1999 to January 2002) with
                                                                   Berger Financial Group LLC. Formerly, Senior Auditor (from
DOB: 1972                                                          December 1998 to August 1999) and Auditor (from August 1997 to
                                                                   December 1998) with PricewaterhouseCoopers LLP, a public
                                                                   accounting firm, and Senior Fund Accountant (from January 1996 to July 1997) with INVESCO Funds Group.

*Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds and/or of the Funds' adviser or sub-adviser.

The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Nominating Committee, Compensation Committee, Pricing Committee, and Brokerage Committee. Information about each of these committees is provided in the following table:

                                                                                                                 NUMBER OF MEETINGS
                                                                                                                  HELD DURING LAST
COMMITTEE                               FUNCTIONS                                    MEMBERS                         FISCAL YEAR
---------                               ---------                                    -------                     ------------------
Audit Committee          Reviews the financial reporting process,        Michael Owen (Chair)
                         the system of internal control, the audit       Katherine A. Cattanach (Vice Chair)
                         process, and the Trust's process for            Dennis E. Baldwin                               4
                         monitoring compliance with investment           Paul R. Knapp
                         restrictions and applicable laws as well        Harry T. Lewis, Jr.
                         as the Trust's Code of Ethics.                  William Sinclaire
                                                                         Albert C. Yates

Nominating Committee     Identifies and recommends individuals for       Katherine A. Cattanach (Chair)
                         Trustee membership. The committee does not      Michael Owen
                         consider nominees recommended by                Dennis E. Baldwin                               0
                         securityholders.                                Harry T. Lewis, Jr.
                                                                         William Sinclaire
                                                                         Albert C. Yates

Compensation Committee   Determines and reviews the level of             Katherine A. Cattanach (Chair)
                         compensation for Independent                    William Sinclaire                               0
                         Trustees/Directors.                             Albert C. Yates

Pricing Committee        Determines the fair value of restricted         Harry T. Lewis, Jr. (Chair)
                         securities and other securities for which       Dennis E. Baldwin                               0
                         market quotations are not readily available     Jack R. Thompson
                         pursuant to procedures adopted by the           Albert C. Yates
                         Trustees.


Brokerage Committee      Reviews and makes recommendations regarding     Dennis E. Baldwin (Chair)
                         matters related to the Trust's use of           Katherine A. Cattanach                          2
                         brokerage commissions and placement of          Harry T. Lewis, Jr.
                         portfolio transactions.                         Jack R. Thompson

The table below gives the dollar range of shares of each Fund, as well as the aggregate dollar range of shares of all funds advised and sponsored by Berger Financial Group LLC (the "Berger Funds"), owned by each Trustee as of December 31, 2002.

                                                                                               AGGREGATE DOLLAR RANGE OF
                                                                                               SECURITIES IN ALL REGISTERED
                                                                DOLLAR RANGE OF SECURITIES     INVESTMENT COMPANIES OVERSEEN
NAME OF TRUSTEE                         FUND                           IN THE FUNDS            BY THE TRUSTEE IN BERGER FUNDS
---------------                         ----                    --------------------------     ------------------------------
INDEPENDENT TRUSTEES

Michael Owen               Berger Growth Fund                   $1 -- $10,000                  Over $100,000
                           Berger Large Cap Growth Fund         $1 -- $10,000
                           Berger Mid Cap Growth Fund           $10,001 -- $50,000
                           Berger Mid Cap Value Fund            $10,001 -- $50,000
                           Berger Balanced Fund                 $10,001 -- $50,000
                           Berger Small Company Growth Fund     $10,001 -- $50,000
                           Berger Information Technology Fund   $1 -- $10,000
                           Berger International Fund            $10,001 -- $50,000
                           Berger Small Cap Value Fund          $50,000 -- $100,000

Dennis E. Baldwin          Berger Small Cap Value Fund          $1 -- $10,000                  $1 -- $10,000

Katherine A. Cattanach     None                                 n/a                            n/a

Paul R. Knapp              Berger Mid Cap Value Fund            $50,000 -- $100,000            Over $100,000
                           Berger Small Cap Value Fund          $10,001 -- $50,000

Harry T. Lewis, Jr.        Berger Growth Fund                   $50,000 - $100,000             Over $100,000
                           Berger Large Cap Growth Fund         $10,001 - $50,000
                           Berger Mid Cap Growth Fund           $10,001 - $50,000
                           Berger Mid Cap Value Fund            $50,000 - $100,000
                           Berger Balanced Fund                 Over $100,000
                           Berger Small Company Growth Fund     $50,000 - $100,000
                           Berger Information Technology Fund   $10,001 - $50,000
                           Berger International Fund            $10,001 - $50,000
                           Berger Small Cap Value Fund          $50,000 - $100,000
                           Berger Small Cap Value Fund II       $10,001 - $50,000

William Sinclaire          None                                 n/a                            n/a

Albert C. Yates            Berger Large Cap Growth Fund         $10,001 -- $50,000             $10,001 -- $50,000
                           Berger Mid Cap Growth Fund           $10,001 -- $50,000
                           Berger Balanced Fund                 $10,001 -- $50,000
                           Berger Small Cap Value Fund          $10,001 -- $50,000

INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson           None                                 n/a                            n/a

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

         The Fund's investment advisory and sub-advisory agreements must be approved by vote of the Fund's trustees, including the vote of the majority of trustees who are not parties to the agreements or "interested persons" of any parties (the "Independent Trustees") cast in person at a meeting called for such purpose. After the initial term of the agreements, the continuation of the Fund's investment advisory and sub-advisory agreements must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the investment advisory and sub-advisory agreements. In preparation for these meetings, the trustees request and review a wide variety of materials, including materials provided by the Berger Funds' investment adviser, and, in the case of continuance of such agreements, extensive data provided by third parties. In addition, the Independent Trustees receive advice from counsel to the Independent Trustees.

         At the March 2002 meeting, the trustees, including a majority of Independent Trustees, approved the Fund's investment advisory and sub-advisory agreements based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the investment advisory and other services to be provided to the Fund under the agreements, including the adviser's and sub-adviser's personnel, experience and compliance program and the resources and investment process provided by the advisers, (2) the Fund's expenses under the agreements and how those expenses compared to those of other comparable mutual funds; and (3) the profitability of the adviser.

         In its deliberation, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the investment advisory and sub-advisory agreements and concluded that the compensation under the agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEE COMPENSATION

         The officers of the Fund received no compensation from the Fund during the fiscal year ended September 30, 2002. However, trustees of the Fund who are not "interested persons" of the Fund or its adviser or sub-adviser are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Fund nor the trustees receive any form of pension or retirement benefit compensation from the Fund.

         The following table sets forth information regarding compensation paid or accrued for each director or trustee of the Fund and the other Berger Funds:

     NAME AND POSITION
     WITH BERGER FUNDS                   AGGREGATE COMPENSATION FROM
     -----------------        -------------------------------------------------
                                                            ALL BERGER FUNDS(1)
                                                            FISCAL YEAR ENDING
                              BERGER MID CAP VALUE FUND     SEPTEMBER 30, 2002
                              -------------------------     ------------------
Dennis E. Baldwin(2)                  $ 5,920                    $65,000
Katherine A. Cattanach(2)             $ 6,375                    $70,000
Paul R. Knapp(2)                      $ 5,464                    $60,000
Harry T. Lewis(2)                     $ 5,464                    $60,000
Michael Owen(2)                       $ 6,830                    $75,000
William Sinclaire(2)                  $ 5,464                    $60,000
Albert C. Yates(2)                    $ 5,464                    $60,000
Jack R. Thompson(2),(3),(4)           $     0                    $     0

(1) Includes Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust (including Berger Mid Cap Growth Fund, Berger Small Company Growth Fund, Berger Information Technology Fund, Berger New Generation, Berger Select, Berger Large Cap Value Fund, Berger Mid Cap Value Fund, Berger Small Cap Value Fund II and Berger Balanced Fund), Berger Institutional Products Trust (four series), Berger Worldwide Funds Trust (three series, including Berger International Fund), Berger Worldwide Portfolios Trust (one series) and Berger Omni Investment Trust (one series). Aggregate compensation figures do not include first-year estimates for any Fund in existence for less than one year. Of the aggregate amounts shown for each director/trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $37,903; Katherine A. Cattanach $70,000; William Sinclaire $60,000; Albert C. Yates $43,500.

(2) Director of Berger Growth Fund and Berger Large Cap Growth Fund and trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

(3)  Interested person of Berger Financial Group LLC.

(4) President of Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

         Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by certain Berger Funds. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustee for this purpose. Pursuant to an SEC exemptive order, the Fund is permitted to purchase shares of the designated funds in order to offset its obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The obligation of a Berger Fund to make payments of deferred fees under the plan is a general obligation of that Fund.

         As of December 31, 2002, the current officers and trustees of the Fund as a group owned, of record or beneficially, an aggregate of less than 1% of the outstanding shares of the Institutional Shares class and the Fund.

         The Trust, the Fund's investment adviser, sub-adviser and principal underwriter have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund in certain circumstances. The Codes of Ethics are described fully under Restrictions on Personal Trading in Section 4 of this SAI.

4.       INVESTMENT ADVISER AND SUB-ADVISER

BERGER FINANCIAL GROUP LLC - INVESTMENT ADVISER

         Berger Financial Group LLC ("BFG"), 210 University Boulevard, Denver, Colorado 80206, is the investment adviser to the Fund. BFG is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. BFG also acts as the Fund's administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws. BFG is a Nevada Limited Liability Company, and has been in the investment advisory business since 1974. BFG, and its subsidiaries, serve as investment adviser or sub-adviser to mutual funds and institutional investors and had assets under management of approximately $13.6 billion as of December 31, 2002.

         On September 3, 2002, Stilwell Financial Inc. ("Stilwell"), the parent company of Berger Financial Group LLC ("BFG"), announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC ("Janus Capital"). As a result of the consolidation, effective January 1, 2003, Janus Capital Corporation and Stilwell merged and the new organization - Janus Capital Group Inc. ("JCG") - is now responsible for the strategic direction of its investment management subsidiaries, including BFG. Janus Capital owns approximately 86% of BFG, which is an indirect subsidiary of JCG. It is anticipated that BFG will be dissolved.

         In connection with the reorganization of BFG, the Berger Funds' Independent Trustees approved, subject to shareholder approval, the appointment of Janus Capital as the adviser to certain Berger value funds and the reorganization of these funds into the Janus fund family. Shareholders of Berger Mid Cap Value Fund will be asked to vote on this proposal. Under the proposed reorganization, Perkins, Wolf, McDonnell & Company ("PWM") will remain the sub-adviser to Berger Mid Cap Value Fund and the Fund will be merged into a newly created Janus mid cap value fund.

         It is anticipated that shareholders will be receiving materials about the proposals in January and that a shareholders meeting will be held in March 2003. It is also anticipated that, subsequent to the shareholders meeting, Janus Capital will acquire a minority interest in PWM.

         JCG also owns approximately 33% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company, which acts as the Fund's transfer agent. DST, in turn, owns 100% of DST Securities, a registered broker-dealer, which may execute portfolio trades for the Fund.

PERKINS, WOLF, MCDONNELL & COMPANY - SUB-ADVISER

         Perkins, Wolf, McDonnell & Company (the "sub-adviser" or "PWM"), 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604, has been engaged as the Fund's investment sub-adviser. PWM has been the investment sub-adviser to the Berger Mid Cap Value Fund since it commenced operations in August 1998. PWM was organized in 1980 under the name Mac-Per-Wolf Co. to operate as a securities broker-dealer. In September 1983, it changed its name to Perkins, Wolf, McDonnell & Company. PWM is a member of the National Association of Securities Dealers, Inc. (the "NASD") and, in 1984, became registered as an investment adviser with the SEC.

         Thomas M. Perkins has been the lead investment manager for the Berger Mid Cap Value Fund since its inception in August 1998. As lead manager, Thomas Perkins is responsible for the daily decisions on security selection for the Fund's portfolio. Robert H. Perkins, brother of Thomas Perkins, has also served as investment manager of the Berger Mid Cap Value Fund since its inception. Robert Perkins has been an investment manager since 1970 and serves as President and a director of PWM. Thomas Perkins has been an investment manager since 1974 and joined PWM as a portfolio manager in 1998. Robert Perkins owns 46% of PWM. Gregory E. Wolf owns 21% of

PWM and serves as its Treasurer and a director. Tom Perkins owns 12% of PWM. It is anticipated that, subsequent to the shareholders meeting, Janus Capital will acquire a minority interest in PWM.

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

         Under the Investment Advisory Agreement between the Fund and its adviser, the adviser is generally responsible for managing the investment operations of the Fund and the composition of its investment portfolio. The Investment Advisory Agreement provides that the investment adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

         Under the Agreement, the adviser is compensated for its services by the payment of a fee at the following annual rate, calculated as a percentage of the average daily net assets of the Fund.

         The following schedule reflects the advisory fees charged to the Fund for the fiscal year ended September 30, 2002:

                FUND                 ADVISER     INVESTMENT ADVISORY FEE
                ----                 -------     -----------------------
      Berger Mid Cap Value Fund        BFG                0.74%

         Investment advisory fees are charged to the Fund according to the following schedule:

                               AVERAGE DAILY NET ASSETS      ANNUAL RATE
   Berger Mid Cap Value Fund       First $500 million            .75%
                                   Next $500 million             .70%
                                    Over $1 billion              .65%

         The Fund's Investment Advisory Agreement will continue in effect until April 30, 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the 1940 Act) of the Fund or the adviser. The Agreement is subject to termination by the Fund or the adviser on 60 days' written notice and terminates automatically in the event of its assignment.

         Under the Sub-Advisory Agreement between the adviser and the sub-adviser, the sub-adviser is responsible for day-to-day investment management of the Fund. The sub-adviser manages the investments in the Fund and determines what securities and other investments will be acquired, held or disposed of, consistent with the investment objective and policies established by the trustees of the Fund. The Sub-Advisory Agreement provides that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

         The Fund pays no fees directly to the sub-adviser. The sub-adviser will receive from the adviser a fee at the annual rate of 0.375% of the first $500 million of average daily net assets of the Fund, 0.35% of the next $500 million and 0.325% of any amount in excess of $1 billion, excluding reimbursement of any expenses.

         The Sub-Advisory Agreement will continue in effect until the last day of April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the adviser or the sub-adviser. The Sub-Advisory Agreement is subject to termination by the Fund or the sub-adviser on 60 days' written notice, and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.

TRADE ALLOCATIONS

         While investment decisions for the Fund are made independently by the adviser, the same investment decision may be made for the Fund and one or more accounts advised by the adviser. In this circumstance, should purchase and sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the adviser in order to seek the best combination of net price and execution for each based upon procedures adopted by the adviser and sub-adviser. Based upon these procedures, client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimus allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received. Although in some cases this policy might adversely affect the price paid or received by the Fund or other participating accounts, or the size of the position obtained or liquidated, the adviser will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

         The adviser and sub-adviser have adopted procedures for allocating to their participating accounts' securities purchased pursuant to a company's initial public offering ("IPO"). The procedures provide that such allocations must be effected in a manner that is fair and equitable to all accounts. Generally, securities received from participating in IPOs will be allocated to participating accounts pro rata based on account net assets.

         The key criterion for determining eligibility of the account to participate in an offering is the suitability of the investment for the account. An account may participate in an IPO allocation if BFG believes that, based on the account's investment restrictions, risk profile, asset composition and cash levels, the IPO is an appropriate investment. Accordingly, not every account will participate in every IPO allocation. In addition, an account generally will not participate in an IPO if the securities available for allocation to the account are insignificant relative to the account's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many or any IPOs.

RESTRICTIONS ON PERSONAL TRADING

         BFG, the Berger Funds and Berger Distributors LLC each permits its directors, officers and employees to purchase and sell securities for their own accounts, including securities that may be purchased or held by the Fund, in accordance with a policy regarding personal investing contained in each entities' Code of Ethics. The policies require all covered persons to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Fund or other advisory clients. Officers of BFG and Berger Distributors LLC, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policies. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policies or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Fund.

         In addition to the pre-clearance requirements described above, the policies subject directors and officers of BFG, the Berger Funds and Berger Distributors LLC, investment personnel and other access persons to various trading restrictions and reporting obligations. The policies are administered by BFG, which reviews all reportable transactions for compliance. The policies are subject to management interpretation and exceptions may be authorized in certain circumstances.

         PWM has adopted a Code of Ethics, which is substantially similar to the Code adopted by BFG.

5.       EXPENSES OF THE FUND

         In addition to paying an investment advisory fee to its adviser, the Fund pays all of its expenses not assumed by its adviser, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, expenses of investor meetings, compensation of trustees who are not interested persons of BFG, expenses of printing and distributing reports to investors and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of the Fund. The Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for investors of the Fund.

         Under a separate Administrative Services Agreement with respect to the Fund, BFG performs certain administrative and recordkeeping services not otherwise performed by the Fund's custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. BFG does not charge an administrative fee to the Fund. The administrative services fees may be changed by the trustees without investor approval.

         Additionally, under a separate Shareowner Servicing Agreement, Berger Distributors LLC agrees to perform certain shareowner servicing on behalf of the Fund. Berger Distributors LLC will respond to shareowner inquiries (via the telephone, e-mail, or other correspondence) regarding account balances, account status, account maintenance requests, purchases, redemptions, exchanges, transfers, net asset value prices, and dividend amounts and payment dates. For these services, Berger Distributors LLC receives a fee from the Fund based on certain service levels and is reimbursed for reasonable out-of-pocket expenses.

         The following tables show the total dollar amounts of advisory fees and administrative services fees paid by the Fund for the periods indicated and the amount of such fees waived on account of excess expenses under applicable expense limitations. Except where noted, these amounts were paid to BFG.

                            BERGER MID CAP VALUE FUND

FISCAL YEAR ENDED      INVESTMENT      ADMINISTRATIVE     ADVISORY FEE
   SEPTEMBER 30       ADVISORY FEE      SERVICE FEE           WAIVER           TOTAL
-----------------     ------------     --------------     -------------     ----------
      2002             $4,360,000          $  0              $  0(1)        $4,360,000
      2001             $  754,000          $  0              $  0           $  754,000
      2000             $  191,000          $  0              $  0           $  191,000

(1) For the Institutional Shares class only, BFG reimburses the Fund to the extent that the normal transfer agency and registration expenses of the Institutional Shares exceeds 0.25% of the average daily net assets.

         The Fund has appointed State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171, as its recordkeeping and pricing agent. In addition, State Street also serves as the Fund's custodian. The Fund has appointed DST Systems, Inc. ("DST"), P.O. Box 219958, Kansas City, Missouri 64121 as its transfer agent and dividend-disbursing agent. JCG owns approximately 33% of the outstanding shares of DST.

         As recordkeeping and pricing agent, State Street calculates the daily net asset value of the Fund and performs certain accounting and recordkeeping functions required by the Fund. The Fund pays State Street a monthly asset-based fee for such services. State Street is also reimbursed for certain out-of-pocket expenses.

         State Street, as custodian, and its subcustodians have custody and provide for the safekeeping of the Fund's securities and cash, and receive and remit the income thereon as directed by the management of the Fund. The custodian and subcustodians do not perform any managerial or policy-making functions for the Fund. For its services as custodian, State Street receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.

         As transfer agent and dividend disbursing agent, DST maintains all investor accounts of record; assists in mailing all reports, proxies and other information to the Fund's investors; calculates the amount of, and delivers to the Fund's investors, proceeds representing all dividends and distributions; and performs other related services. For these services, DST receives a fee from the Fund at an annual rate of $15.47 per open Fund investor account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses.

         All of State Street's fees are subject to reduction pursuant to an agreed-upon formula for certain earnings credits on the cash balances of the Fund. Earnings credits received by the Fund can be found on the Fund's Statement of Operations in the Annual Report incorporated by reference into this Statement of Additional Information.

         Pursuant to a written agreement, the Fund's investment adviser will waive its fee and reimburse the Fund to the extent the normal transfer agency and registration expenses exceed 0.25% of average daily net assets during the fiscal year. The agreements shall continue in effect for an initial term ending September 30, 2002, and shall continue year to year thereafter unless otherwise terminated. The agreement may be terminated: (a) by the Fund at any time upon written notice to Berger; or (b) by Berger upon written notice to the Fund not less than 30 days before the end of any term. In addition, the agreement shall terminate automatically upon the termination of the investment advisory agreement between Berger and the Fund.

OTHER EXPENSE INFORMATION

         The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. See Section 6--Brokerage Policy for further information concerning the expenses reduced as a result of these arrangements. DSTS may be considered an affiliate of Janus Capital and its subsidiaries due to the ownership interest of JCG in DST.

         The Fund and/or its adviser have entered into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as recordkeeping, investor communications, sub-accounting and/or other services) to investors purchasing shares of the Fund through those firms or companies. The Fund's adviser or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

         The Fund's adviser may also enter into arrangements with organizations that solicit clients for the adviser, which may include clients who purchase shares of the Fund. While the specific terms of each arrangement may differ, generally the fee paid by the adviser under such arrangements is based on the value of the referred client's assets managed by the adviser. None of the fees paid to such organizations will be borne by the Fund.

DISTRIBUTOR

         The distributor (principal underwriter) of the Fund's shares is Berger Distributors LLC (the "Distributor"), 210 University Boulevard, Denver, Colorado 80206. The Distributor may be reimbursed by BFG for its costs in distributing the Fund's Institutional Shares.

6.       BROKERAGE POLICY

         Although the Fund retains full control over its own investment policies, under the terms of its Investment Advisory Agreement, BFG as the Fund's adviser is directed to place the portfolio transactions of the Fund. A report on the placement of brokerage business is given to the trustees of the Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement. The brokerage commissions paid by the Fund during the past three fiscal years were as follows:

                              BROKERAGE COMMISSIONS

                                  FISCAL YEAR ENDED SEPTEMBER 30,
                              --------------------------------------
                                 2002           2001          2000
                              ----------     ---------     ---------
BERGER MID CAP VALUE FUND     $3,341,000     $ 563,000     $ 141,000

         The Investment Advisory Agreement authorizes and directs the adviser to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. The Sub-Advisory Agreement for the Fund similarly directs the sub-adviser. However, the Agreement specifically authorizes the adviser or sub-adviser to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the adviser or sub-adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the adviser. Accordingly, the adviser or sub-adviser does not have an obligation to seek the lowest available commission.

         In accordance with this provision of the Agreement, portfolio brokerage business of the Fund may be placed with brokers who provide useful brokerage and research services to the adviser or sub-adviser. The Fund's adviser or sub-adviser may consider the value of research provided as a factor in the choice of brokers. "Research" includes computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services and broker and other third-party equity research, such as publications or writings that furnish advice as to the value of securities and advisability of investing, and analyses and reports concerning issuers, industries, securities, market trends and portfolio strategies. Research may be provided orally, in print or electronically. These services included a service used by the independent trustees of the Fund in reviewing the Investment Advisory Agreement.

         In some cases, a product or service termed "research" may serve other functions unrelated to the making of investment decisions. When a product has such a mixed use, the adviser or sub-adviser will make a good faith allocation of the cost of the product according to the use made of it. The portion of the product that assists the adviser or sub-adviser in the investment decision-making process may be paid for with a Fund's commission dollars. The adviser or sub-adviser pays for the portion of the product that is not "research" with its own funds. Accordingly, the decision whether and how to allocate the costs of such a product presents a conflict of interest for the adviser or sub-adviser.

         The Fund's adviser and sub-adviser do not enter into formal agreements with any brokers regarding the placement of securities transactions because of any such brokerage or research services that they provide. An adviser or sub-adviser may, however, make arrangements with and maintain internal procedures for allocating transactions to brokers who provide such services to encourage them to provide services expected to be useful to the adviser's or sub-adviser's clients, including the Fund. Brokers may suggest a level of business they would like to receive in return for the brokerage and research they provide. The adviser or sub-adviser then determines whether to continue receiving the research and brokerage provided and the approximate amount of commissions it is willing to pay to continue the brokerage and research arrangement with each broker. The actual amount of commissions a broker may receive may be more or less than a broker's suggested allocations, depending on adviser's or sub-adviser's level of business, market conditions and other relevant factors. Even under these arrangements, however, the placement of all Fund transactions, must be consistent with the Fund's brokerage placement and execution policies, and must be directed to a broker who renders satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.

         During the fiscal year ended September 30, 2002, of the brokerage commissions paid by the Fund, the following amounts were paid to brokers who provided to the Fund selected brokerage or research services prepared by the broker or subscribed or paid for by the broker on behalf of the Fund:

         FUND                 AMOUNT OF TRANSACTIONS     AMOUNT OF COMMISSIONS
         ----                 ----------------------     ---------------------
Berger Mid Cap Value Fund         $ 121,896,000               $ 272,000

         These brokerage and research services received from brokers are often helpful to the adviser or sub-adviser in performing its investment advisory responsibilities to the Fund, and the availability of such services from brokers does not reduce the responsibility of the adviser's or sub-adviser's advisory personnel to analyze and evaluate the securities in which the Fund invests. The brokerage and research services obtained as a result of the Fund's brokerage business also will be useful to the adviser or sub-adviser in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by the adviser or sub-adviser in rendering investment advice to the Fund. Although such brokerage and research services may be deemed to be of value to the adviser or sub-adviser, they are not expected to decrease the expenses that the adviser or sub-adviser would otherwise incur in performing its investment advisory services for the Fund nor will the advisory fees that are received by the adviser or sub-adviser from the Fund be reduced as a result of the availability of such brokerage and research services from brokers.

         The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Janus Capital and its subsidiaries due to the ownership interest of JCG in DST.

         Included in the brokerage commissions paid by the Fund during the last three fiscal years, as stated in the preceding Brokerage Commissions table, are the following amounts paid to DSTS, which served to reduce the Fund's out-of-pocket expenses as follows:

                 DSTS COMMISSIONS AND RELATED EXPENSE REDUCTIONS

                                 DSTS                             DSTS                              DSTS        REDUCTION IN
                              COMMISSIONS     REDUCTION IN     COMMISSIONS     REDUCTION IN     COMMISSIONS       EXPENSES
                                 PAID         EXPENSES FYE        PAID         EXPENSES FYE        PAID              FYE
                              FYE 9/30/02      9/30/02(1)      FYE 9/30/01      9/30/01(1)      FYE 9/30/00      9/30/00(1)
                              -----------     ------------     -----------     ------------     -----------     -------------
Berger Mid Cap Value Fund         $ 0             $ 0              $ 0             $ 0                $ 0            $ 0

(1) No portion of the commission is retained by DSTS. Difference between commissions paid through DSTS and reduction in expenses constitute commissions paid to an unaffiliated clearing broker.

         The Fund's adviser or sub-adviser places securities orders with a limited number of major institutional brokerage firms chosen for the reliability and quality of execution; commission rates; quality of research coverage of major U.S. companies, the U.S. economy and the securities markets; promptness; back office capabilities; capital strength and financial stability; prior performance in serving the adviser and its clients; and knowledge of other buyers and sellers. The adviser or sub-adviser selects the broker for each order based on the factors stated, as well as the size, difficulty and other characteristics of the order. The trustees of the Fund have also authorized sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. In addition, the adviser or sub-adviser may also consider payments made by brokers to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the adviser or sub-adviser will seek the best execution of each transaction.

7.       HOW TO PURCHASE AND REDEEM SHARES IN THE FUND

         Minimum Initial Investment                             $250,000

         Institutional Shares in the Fund may be purchased at the relevant net asset value without a sales charge. The minimum initial investment for Institutional Shares of the Fund is $250,000.

         To purchase shares in the Fund, simply complete the application form enclosed with the Prospectus. Then mail it with a check payable to "Berger Funds" to the following address:

          Berger Funds
          P.O. Box 219958
          Kansas City, MO  64121-9958

         PENDING APPROVAL BY THE BERGER FUNDS' SHAREHOLDERS, THE BERGER FUNDS WILL BE REORGANIZED INTO THE JANUS FAMILY OF FUNDS EFFECTIVE ON OR ABOUT MARCH 24, 2003. AFTER THE EFFECTIVE DATE OF THE REORGANIZATION, ALL SUBSEQUENT REQUESTS AND CORRESPONDENCE SHOULD BE MAILED TO JANUS FUNDS AT P.O. BOX 173375, DENVER, CO 80217-3375. BEGINNING 60 DAYS AFTER THE MERGER DATE (APPROXIMATELY MAY 24, 2003), MAIL SENT TO ANY OF THE BERGER FUNDS ADDRESSES WILL BE RETURNED TO THE SENDER.

         Payment for shares purchased may be made by wire, electronic funds transfer or mail. All purchase orders are effected at the relevant net asset value per share of the Fund next determined after receipt of the purchase order, completed application and payment. A purchase order, together with payment in proper form, received by the Fund, its authorized agent or designee prior to the close of the New York Stock Exchange (the "Exchange") on a day the Fund is open for business will be effected at that day's net asset value. An order received after that time will be effected at the net asset value determined on the next business day.

         Additional investments may be made at any time by mail, telephone (1-800-960-8427) or online (bergerfunds.com) at the relevant net asset value by calling or writing the Fund and making payment by wire or electronic funds transfer as outlined above.

         In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to investors who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing an investor's total return on an investment in Fund shares. No such fee will apply to an investor who purchases Fund shares directly from the Fund as described above.

         Procedures for purchasing, selling (redeeming) and exchanging Fund shares by telephone and online are described in the Prospectus. The Fund may terminate or modify those procedures and related requirements at any time. BFG may, at its own risk, waive certain of those procedures and related requirements.

         The Fund also offers a Systematic Investment Plan (minimum $50 per monthly or quarterly investment) and a Systematic Withdrawal Plan (for investors who own shares of the Fund worth at least $5,000; minimum of $50 withdrawn monthly, quarterly, semiannually or annually). Forms for these plans may be obtained online at bergerfunds.com or by calling 1-800-960-8427.

8.       HOW THE NET ASSET VALUE IS DETERMINED

         The net asset value of the Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year.

         The per share net asset value of the Institutional Shares is determined by dividing the Institutional Shares' pro rata portion of the total value of the Fund's securities and other assets, less the Institutional Shares' pro rata portion of the Fund's liabilities and the liabilities attributable to the Institutional Shares, by the total number of Institutional Shares outstanding. Since net asset value for the Fund is calculated by class, and since the Institutional Shares and each other class of the Fund has its own expenses, the per share net asset value of the Fund will vary by class.

         In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Fund will be determined by using prices provided by pricing services that provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

         Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.

         The Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets that may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when investors cannot purchase or redeem shares of the Fund.

9.       INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX TREATMENT

         This discussion summarizes certain U.S. federal income tax issues relating to the Fund. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, investors are urged to consult with their tax advisers with respect to their particular tax consequences.

         TAX STATUS OF THE FUND. If the Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to investors. It may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. The Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

         TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Fund will report annually to the Internal Revenue Service, and to each investor, information about the tax treatment of the investor's distributions. Dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the investors. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the investors, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the investors on December 31.

         In general, net capital gains from assets held by the Fund for more than 12 months will be subject to the applicable long-term capital gain rate and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gain rates, regardless of how long an investor has held Fund shares. Assets contributed to the Fund in an in-kind purchase of Fund shares may generate more gain upon their sale than if the assets had been purchased by the Fund with cash contributed to the Fund in a cash purchase of Fund shares.

         If the Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital or as capital gains. To the extent a distribution is treated as a return of capital, an investor's basis in his or her Fund shares will be reduced by that amount.

         If an investor has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the investor's address of record or if an investor's checks remain uncashed for six months, the Fund reserves the right to reinvest the amount distributed in additional Fund shares at the NAV next computed after the check is canceled, and to convert the investor's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

         Additionally, the Fund reserves the right to reinvest distributions of less than $10 in shares of the Fund at the next computed NAV.

         TAX ON REDEMPTIONS OF FUND SHARES. Investors may be subject to tax on the redemption of their Fund shares. In general, such redemptions may give rise to a capital gain or loss, the treatment of which will depend on the investor's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the investor reinvests in the Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

         INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, investors of the Fund may be able to deduct (as an itemized deduction) or, if the Fund makes an election, claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.

         If the Fund invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Fund to incur IRS tax and interest charges. However, the Fund may be eligible to elect one of two alternative tax treatments with respect to PFIC shares that would avoid these taxes and charges but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to investors of the Fund holding PFIC shares may differ substantially as compared with a fund that did not invest in PFIC shares.

         INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Fund's investments may include transactions that are subject to special tax rules. Transactions involving foreign currencies may give rise to gain or loss that could affect the Fund's ability to make ordinary dividend distributions. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Fund. If the Fund enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.

         BACKUP WITHHOLDING. In general, if an investor is subject to backup withholding, the Fund will be required to withhold at the applicable rate from distributions to that investor. These payments are creditable against the investor's federal income tax liability.

         FOREIGN INVESTORS. Foreign investors of the Fund generally will be subject to the applicable U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign investor dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

10.      SUSPENSION OF REDEMPTION RIGHTS

         The Fund may not suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable shares for more than seven days except for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of investors of the Fund.

         The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining investors, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one investor. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one investor. Should redemptions by any investor during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming investor generally will incur brokerage costs in converting the assets to cash. The redeeming investor may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 8.

11.      TAX-SHELTERED RETIREMENT PLANS

         The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA or other retirement plans, please call 1-800-259-2820, or write to the Berger Funds, c/o Berger Financial Group LLC, P.O. Box 5005, Denver, CO 80217-5005. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-259-2820.

         PENDING APPROVAL BY THE BERGER SHAREHOLDERS, THE BERGER FUNDS WILL BE REORGANIZED INTO THE JANUS FAMILY OF FUNDS EFFECTIVE ON OR ABOUT MARCH 24, 2003. AFTER THE EFFECTIVE DATE OF THE REORGANIZATION, FOR INFORMATION ABOUT TRADITIONAL AND ROTH IRAS, SEPS, DEFINED CONTRIBUTION PLANS AND SECTION 403(b)(7) PLANS PLEASE WRITE TO THE JANUS FUNDS AT P.O. BOX 173375, DENVER, CO 80217-3375. BEGINNING 60 DAYS AFTER THE MERGER DATE (APPROXIMATELY MAY 24,
2003), MAIL SENT TO ANY OF THE BERGER FUNDS' ADDRESSES WILL BE RETURNED TO THE SENDER.

12.      EXCHANGE PRIVILEGE

         Any investor may exchange any or all of the investor's shares in any of the Funds, subject to stated minimums, for shares of any of the other available Berger Funds or for shares of the Money Market Portfolio, the Government Securities Portfolio or the Tax-Exempt Portfolio of the Cash Account Trust ("CAT Portfolios"), separately managed, unaffiliated money market funds, without charge, after receiving a current prospectus of the other Fund or CAT Portfolio. The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of any such CAT Portfolio by any of the Funds or BFG. BFG is compensated for administrative services it performs with respect to the CAT Portfolios.

         Exchanges into or out of the Funds are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one Fund and the purchase of shares in another, which may produce a gain or loss for income tax purposes.

         An exchange of shares may be made by written request, via on-line access or simply by telephoning the Berger Funds at 1-800-960-8427. This privilege may be terminated or amended by any of the Funds and is not available in any state in which the shares of the Fund or CAT Portfolio being acquired in the exchange are not eligible for sale. Investors automatically have telephone and on-line privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.

         PENDING APPROVAL BY THE BERGER FUNDS' SHAREHOLDERS, THE BERGER FUNDS WILL BE REORGANIZED INTO THE JANUS FAMILY OF FUNDS EFFECTIVE ON OR ABOUT MARCH 24, 2003. AFTER THE EFFECTIVE DATE OF THE REORGANIZATION, ALL SUBSEQUENT REQUESTS AND CORRESPONDENCE SHOULD BE MAILED TO JANUS FUNDS AT P.O. BOX 173375, DENVER, CO 80217-3375. BEGINNING 60 DAYS AFTER THE MERGER DATE (APPROXIMATELY MAY 24, 2003), MAIL SENT TO ANY OF THE BERGER FUNDS ADDRESSES WILL BE RETURNED TO THE SENDER.

13.      PERFORMANCE INFORMATION

         From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Money, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Wilshire 5000 Index, the Russell 2000 Stock Index, Russell 1000 Growth Index, Russell Mid Cap Growth Index, Russell 2000 Growth Index, Russell 3000 Growth Index, Russell 2000 Value Index, Russell Mid Cap Value Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index, the Nasdaq 100 Index, the Lehman Brothers Intermediate Term Government/Corporate Bond Index or the InformationWeek 100 Index, or more narrowly based or blended indices that reflect the market sectors in which that Fund invests.

         The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

         The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

         All performance figures for the Fund are based upon historical results and do not assure future performance (before or after taxes). The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. State and local taxes are not considered. In addition, the formulas do not take into account the effect of the alternative minimum tax or phaseouts of certain tax credits, exemptions and deductions for taxpayers whose adjusted gross income is above a specified amount.

         Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5 and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                        n
                                P(1 + T)  = ERV

         Where P       = a hypothetical initial payment of $1,000
               T       = the average annual total return
               n       = the number of years
               ERV     = the ending redeemable value of a hypothetical
                         $1,000 payment made at the beginning of the period.

         All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

         Quotations of average annual total return (after taxes on distributions) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:

                                       n
                                 P(1+T)  = ATV
                                              D

         Where: P      = a hypothetical initial payment of $1,000
                T      = the average annual total return (after taxes on
                         distributions)
                n      = the number of years
                ATV    = ending value of a hypothetical $1,000 payment made at
                   D      the beginning of the period.

         In calculating average annual total return (after taxes on distributions), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, and (d) all recurring fees charged to all shareholder accounts are included.

         Quotations of average annual total return (after taxes on distributions and redemption) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:

                                       n
                                 P(1+T)  = ATV
                                              DR

         Where: P      = a hypothetical initial payment of $1,000
                T      = the average annual total return (after taxes on
                         distributions and redemption)
                n      = the number of years
                ATV    = ending value of a hypothetical $1,000 payment made at
                   DR    the beginning of the period.

         In calculating average annual total return (after taxes on distributions and redemption), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, (d) all recurring fees charged to all shareholder accounts are included, and (e) capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added.

         Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

PREDECESSOR PERFORMANCE QUOTATIONS

         Shares of the Fund had no class designations until May 17, 2002, when all of the then-existing shares were designated as Investor Shares and the Institutional Shares class of the Fund covered in this Statement of Additional Information was established. The Fund commenced offering Institutional Shares on May 17, 2002. Performance data for the Institutional Shares include periods prior to the inception of the Institutional Shares class on May 17, 2002, and therefore reflect a 0.25% per year 12b-1 fee currently borne by the Investor Shares that is not paid by the Institutional Shares. Total return of the Institutional Shares and other classes of shares of the Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.

AVERAGE ANNUAL TOTAL RETURNS (BEFORE TAXES)

         The average annual total return before taxes of the Fund, for various periods ending September 30, 2002, is shown in the following table:

FUND                          1-YEAR     3-YEAR     5-YEAR     10-YEAR      LIFE OF FUND
----                          ------     ------     ------     -------     --------------
Berger Mid Cap Value Fund -    (1.89)%    12.17%      n/a        n/a               14.08%
Institutional Shares                                                       (since 8/12/98)

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)

         Average annual total return after taxes on distributions assumes that
(1) taxes are paid on distributions at the time of the distribution; (2) shares were held for the entire measurement period; and (3) no taxes have been paid on accumulated capital appreciation. The average annual total return after taxes on distributions of the Fund, for various periods ending September 30, 2002, is shown in the following table:

FUND                          1-YEAR     3-YEAR     5-YEAR     10-YEAR      LIFE OF FUND
----                          ------     ------     ------     -------     --------------
Berger Mid Cap Value Fund -   (2.59)%      9.56%      n/a        n/a               12.12%
Institutional Shares                                                       (since 8/12/98)

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

         Average annual total return after taxes on distributions and redemption assumes that (1) taxes are paid at the time of the distribution; (2) shares have been sold at the end of the measurement period; and (3) the long-term capital gains tax rate is applied on accumulated capital appreciation for all periods. If a capital loss would have occurred on liquidation, the loss is recorded as a tax benefit, increasing the return after taxes on distributions and redemption. The average annual total return after taxes on distributions and redemption of the Fund, for various periods ending September 30, 2002, is shown in the following table:

FUND                          1-YEAR     3-YEAR     5-YEAR     10-YEAR      LIFE OF FUND
----                          ------     ------     ------     -------     --------------
Berger Mid Cap Value Fund -   (0.90)%     8.82%       n/a        n/a               10.83%
Institutional Shares                                                       (since 8/12/98)

14.      ADDITIONAL INFORMATION

FUND ORGANIZATION

         The Fund is a separate series of the Berger Investment Portfolio Trust (the "Trust"), a Delaware business trust established under the Delaware Business Trust Act. The Fund was established on May 21, 1998.

         The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Fund is one of six series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. The Fund currently has two classes of shares, although others may be added in the future.

         Shares of the Fund are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

         DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, investors of the Fund will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no investor shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the investors of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

         In order to protect investors from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any investor by reason of being or having been an investor, and that the Trust shall, upon request, assume the defense of any such claim made against such investor for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

         As a result, the risk of an investor of the Fund incurring financial loss on account of investor liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that the risk of personal liability to investors of the Fund is therefore remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of investors for liabilities of the Trust or the Fund.

         CORPORATE GOVERNANCE INFORMATION PERTAINING TO THE FUND. The Fund is not required to hold annual investor meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees. If investors owning at least 10% of the outstanding shares of the Trust so request, a special investors' meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by investors desiring to call a special meeting for the purpose of considering the removal of a trustee.

         Investors of the Fund and, when applicable, the other series/classes of the Trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote.

         Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.

         Shares of the Fund have no preemptive rights. There are no sinking funds or arrearage provisions that may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights, except that investors of any class of the Fund may convert their shares into shares of any other class of the Fund in the event and only in the event the investor ceases to be eligible to purchase or hold shares of the original class or becomes eligible to purchase shares of a different class, by reason of a change in the investor's status under the conditions of eligibility in effect for such class at that time. Shares of the Fund may be transferred by endorsement, or other customary methods, but the Fund is not bound to recognize any transfer until it is recorded on its books.

         Under governing corporate law, each Fund may enter into a variety of corporate transactions, such as reorganizations, conversions, mergers and asset transfers, or may be liquidated. Any such transaction would be subject to a determination from the directors or trustees that the transaction was in the best interests of the Fund and its investors, and may require obtaining investor approval.

MORE INFORMATION ON SPECIAL MULTI-CLASS FUND STRUCTURE

         The Fund currently has divided its shares into two classes of shares, the Institutional Shares covered by this SAI and the Investor Shares offered through a separate Prospectus and SAI. The Fund implemented its multi-class structure by adopting a Rule 18f-3 Plan under the 1940 Act permitting it to issue its shares in classes. The Fund's Rule 18f-3 Plan governs such matters as class features, dividends, voting, allocation of income and expenses between classes, exchange and trustee monitoring of the Plan. Each class is subject to such investment minimums and other conditions of eligibility as are set forth in the relevant prospectus for the class, as it may be amended from time to time. Investor Shares are available to the general public and bear a 0.25% 12b-1 fee. Information concerning Investor Shares is available from the Fund at 1-800-551-5849.

         Subject to the Trust's Trust Instrument and any other applicable provisions, the trustees of the Trust have the authority to create additional classes, or change existing classes, from time to time, in accordance with Rule 18f-3 under the Act.

PRINCIPAL INVESTORS

         Insofar as the management of the Fund is aware, as of December 31, 2002, no person owned, beneficially or of record, more than 5% of the outstanding shares of the Institutional Shares class of the Fund, except for the following:

            OWNER                  PERCENTAGE HELD
    --------------------------     ---------------
    Charles Schwab & Co., Inc.          91.72%
    101 Montgomery Street
    San Francisco, CA 94104

         In addition, as of December 31, 2002, Schwab owned of record 38.60% of the Investor Shares class of the Fund, which together with its Institutional Shares, constitute 46.02% of the Fund's total outstanding shares. Also as of December 31, 2002, Schwab owned of record 25.50% of all the outstanding shares of the Berger Investment Portfolio Trust, of which the Fund is one outstanding series.

         Any person owning more than 25% of the outstanding securities of the Fund may be deemed to control it. Schwab is believed to hold its shares of the Fund as nominee for the benefit of its clients or customers.

DISTRIBUTION

         Berger Distributors LLC, as the Fund's Distributor, is the principal underwriter of the Fund's shares. The Distributor is a wholly owned subsidiary of BFG. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of the Fund's shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. Andrew J. Iseman, Manager and Vice President of the Distributor, is also a Vice President of the Fund. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Assistant Secretary of the Fund. Brian Ferrie, Vice President and Chief Financial Officer of the Distributor, is also Vice President of the Fund. Anthony Bosch, President and Chief Compliance Officer of the Distributor, is also Vice President of the Fund. Sue Vreeland, Assistant Secretary of the Distributor, is also Secretary of the Fund.

         The Fund and the Distributor are parties to a Distribution Agreement that continues through April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the Distributor. The Distribution Agreement is subject to termination by the Fund or the Distributor on 60 days' prior written notice and terminates automatically in the event of its assignment. The Fund's offerings are continuous, and, under the Distribution Agreement, the Distributor continuously offers shares of the Fund and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by BFG for its costs in distributing Fund shares.

OTHER INFORMATION

         The Trust has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Fund of which this Statement of Additional Information is a part. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

         Davis Graham & Stubbs LLP, 1550 Seventeenth Street, Suite 500, Denver, Colorado, acts as counsel to the Fund.

INDEPENDENT ACCOUNTANTS

         PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, acted as independent accountants for the Fund for the fiscal year ended September 30, 2002. In that capacity, PricewaterhouseCoopers LLP audited the financial statements of the Fund referenced below under "Financial Information" and assisted the Fund in connection with the preparation of its 2001 tax return.

         PricewaterhouseCoopers LLP has been appointed to act as independent accountants for the Fund for the fiscal year ended September 30, 2003. In that capacity, PricewaterhouseCoopers LLP will audit the financial statements of the Fund and assist the Fund in connection with the preparation of its 2002 income tax returns.

FINANCIAL INFORMATION

         A copy of the Annual Report referenced below is enclosed with this SAI. Additional copies of that Report may be obtained upon request without charge at bergerfunds.com or by calling the Fund at 1-800-333-1001.

Year-End Financial Statements

         The following financial statements for the Fund are incorporated herein by reference from the Annual Report to Shareholders of the Berger Funds dated September 30, 2002, in each case along with the Report of Independent Accountants thereon dated November 6, 2002.

         Schedule of Investments as of September 30, 2002

         Statement of Assets and Liabilities as of September 30, 2002

         Statement of Operations for the Year Ended September 30, 2002

         Statements of Changes in Net Assets for each of the periods indicated

         Notes to Financial Statements, September 30, 2002

         Financial Highlights for each of the periods indicated

                                   APPENDIX A

HIGH-YIELD/HIGH-RISK SECURITIES

         The Fund may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P) (sometimes referred to as "junk bonds"). However, the Fund will not purchase any security in default at the time of purchase. The Fund will not invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

         Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers, or in general economic conditions or an unanticipated rise in interest rates may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities may also have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, the Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

         Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in the Fund's percentage limits for investments rated below investment grade, unless the Fund's sub-adviser deems such securities to be the equivalent of investment grade. If securities purchased by the Fund are downgraded following purchase or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

         Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that the securities will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and/or interest payments and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

         Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

         Expenses incurred in recovering an investment in a defaulted security may adversely affect the Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

         The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

         Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

         A-Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa-Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

         B-Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds that are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

         Ca-Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.


KEY TO STANDARD & POOR'S CORPORATE RATINGS

         AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A-Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by the large uncertainties or major risk exposures to adverse conditions.

         C1-The rating C1 is reserved for income bonds on which no interest is being paid.

         D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                         BERGER SMALL CAP VALUE FUND II
                 (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)


                              INSTITUTIONAL SHARES



                       STATEMENT OF ADDITIONAL INFORMATION
                        INVESTOR SERVICES: 1-800-960-8427


                  This Statement of Additional Information ("SAI") is not a prospectus. It relates to the Prospectus describing the Institutional Shares of the Berger Small Cap Value Fund II (the "Fund"), dated January 28, 2003, as it may be amended or supplemented from time to time, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217-5005, or calling 1-800-259-2820.

                  This SAI is about the class of shares of the Fund designated as Institutional Shares. Institutional Shares are designed for pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations, as well as high net worth individuals, who are willing to maintain a minimum account balance of $250,000. Shares of the Fund may be offered through certain financial intermediaries that may charge their customers transaction or other fees with respect to the customers' investment in the Fund.

                  The financial statements of the Fund for the period ended September 30, 2002, and the related Report of Independent Accountants on those statements, are incorporated into this SAI by reference from the Fund's 2002 Annual Report to Shareholders dated September 30, 2002

                  A copy of that Annual Report is available, without charge, upon request, by calling 1-800-259-2820.


                             DATED JANUARY 28, 2003

                                TABLE OF CONTENTS
                                        &
                         CROSS-REFERENCES TO PROSPECTUS


                                                                        CROSS-REFERENCES TO
                                                                        RELATED DISCLOSURES
SECTION                                                      PAGE NO.   IN PROSPECTUS
---------------------------------------------------------    --------   -------------------------------------------------------
      Introduction                                               2      Table of Contents

1.    Investment Strategies and Risks of the                     2      Berger Small Cap Value Fund II;
      Fund                                                              The Fund's Goal and Principal Investment Strategies;
                                                                        Principal Risks

2.    Investment Restrictions                                   14      Berger Small Cap Value Fund II; The Fund's Goal and
                                                                        Principal Investment Strategies; Principal Risks;
                                                                        Investment Techniques, Securities and Associated Risks

3.    Management of the Fund                                    15      Organization of the Fund

4.    Investment Adviser and Sub-Adviser                        24      Organization of the Fund

5.    Expenses of the Fund                                      26      Fund Expenses; Organization of the Fund

6.    Brokerage Policy                                          28      Organization of the Fund

7.    How to Purchase and Redeem Shares of the Fund             30      To Open an Account or Purchase Shares; Selling
                                                                        (Redeeming) Shares

8.    How the Net Asset Value is Determined                     30      Fund Share Price

9.    Income Dividends, Capital Gains                           31      Distributions and Taxes
      Distributions and Tax Treatment

10.  Suspension of Redemption Rights                            33      Information About Your Account

11.  Tax-Sheltered Retirement Plans                             33      Tax-Sheltered Retirement Plans

12.  Exchange Privilege                                         33      Exchanging Shares

13.  Performance Information                                    34      Financial Highlights for the Fund

14.  Additional Information                                     36      Organization of the Fund; Special Fund Structure

     Financial Information                                      38      Financial Highlights

                                  INTRODUCTION


                  The Fund described in this SAI is a mutual fund, or an open-end management investment company. The Fund is a diversified fund.

1.                INVESTMENT STRATEGIES AND RISKS OF THE FUND

                  The Prospectus discusses the investment objective of the Fund and the principal investment strategies employed to achieve that objective. It also describes the principal risks of investing in the Fund.

                  This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies.

                  COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.

                  DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities that bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Fund will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases in which the ratings assigned by more than one rating agency differ, the Fund will consider the security as rated in the higher category. If nonconvertible securities purchased by the Fund are downgraded to below investment grade following purchase, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

                  Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by the Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by the Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

                  Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.

                  CONVERTIBLE SECURITIES. The Fund may also purchase debt or equity securities that are convertible into common stock when the Fund's sub-adviser believes they offer the potential for a higher total return than nonconvertible securities. Although fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities that the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Fund's sub-adviser. The Fund has no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Fund will not invest in any security in default at the time of purchase, and the Fund will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Fund are downgraded following purchase, or if other circumstances cause 20% or more of the Fund's assets to be invested in convertible securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

                  SPECIAL SITUATIONS. The Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or that are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

                  ZEROS/STRIPS. The Fund may invest also in zero coupon bonds or in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality.

                  SECURITIES OF SMALLER COMPANIES. The Fund may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies because smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

                  SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Fund may invest in securities of companies with limited operating histories. The Fund considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

                  INITIAL PUBLIC OFFERINGS. The Fund may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories".

                  Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal investors. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

                  The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, a Fund's adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's investors. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

                  The effect of an IPO investment can have a magnified impact on a Fund's performance when the Fund's asset base is small. Consequently, IPOs may constitute a significant portion of a Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of a Fund's assets as it increases in size and therefore have a more limited effect on the Fund's performance.

                  There can be no assurance that IPOs will continue to be available for the Fund to purchase. The number or quality of IPOs available for purchase by a Fund may vary, decrease or entirely disappear. In some cases, a Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.

                  The adviser's or sub-adviser's IPO trade allocation procedures govern which Fund and other advised accounts participate in the allocation of any IPO. See the heading "Trade Allocations" under Section 4. Under these IPO allocation procedures, a Fund generally will not participate in an IPO if the securities available for allocation to the Fund are insignificant relative to the Fund's net assets. As a result, a Fund or account whose assets are very large is not likely to participate in the allocation of many IPOs.

                  FOREIGN SECURITIES. The Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Fund's investments may also include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs).

                  Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Fund. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature and to political systems that can be expected to have less stability than developed countries.

There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Fund to experience losses or miss investment opportunities. The use of a foreign securities depository may increase this risk. The Fund may maintain assets with a foreign securities depository if certain conditions are met. A foreign securities depository may maintain assets on behalf of the Fund if the depository: (a) acts as or operates a system for the central handling of securities that is regulated by a foreign financial regulatory authority; (b) holds assets on behalf of the Fund under safekeeping conditions no less favorable than those that apply to other participants; (c) maintains records that identify the assets of participants and keeps its own assets separated from the assets of participants; (d) provides periodic reports to participants; and (e) undergoes periodic examination by regulatory authorities or independent accountants. In addition, the Fund's primary custodian provides the Fund with an analysis of the custodial risks of using a depository, monitors the depository on a continuous basis and notifies the Fund of any material changes in risks associated with using the depository. In general, the analysis may include an analysis of a depository's expertise and market reputation; the quality of its services, its financial strength, and insurance or indemnification arrangements; the extent and quality of regulation and independent examination of the depository; its standing in published ratings; its internal controls and other procedures for safeguarding investments, and any related legal proceedings.

                  Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

                  If the Fund is invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

                  PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). The Fund may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), investors will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9.

                  ILLIQUID AND RESTRICTED SECURITIES. The Fund is authorized to invest in securities that are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Fund will not purchase any such security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Fund's net assets to be invested in illiquid securities, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

                  Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Fund's sub-adviser will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The liquidity of the Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

                  REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which the Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

                  These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) but involve certain risks, such as credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Fund expects that these risks can be controlled through careful monitoring procedures.

                  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Fund currently does not intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by the Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

                  When the Fund purchases securities on a when-issued basis, it will maintain, in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

                  LENDING OF PORTFOLIO SECURITIES. The Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. By lending its securities, the Fund will be attempting to generate income through the receipt of interest on the loan, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

                  The Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940 or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

                  The Fund bears risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33 1/3% of the value of the Fund's total assets (including the value of the collateral received to secure the loan). Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

                  Although voting rights with respect to loaned securities pass to the borrower, the Fund retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall loaned securities in time to exercise voting rights may be unsuccessful, especially for foreign securities or thinly traded securities. In addition, it is expected that loaned securities will be recalled for voting only when the items being voted on are, in the judgment of the Fund's sub-adviser, either material to the economic value of the security or threaten to materially impact the issuing company's corporate governance policies or structure.

                  SHORT SALES. The Fund currently is permitted to engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").

                  In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

                  Under prior law, the Fund could have made a short sale, as described above, when it wanted to sell a security it owned at a current attractive price but also wished to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. However, federal tax legislation has eliminated the ability to defer recognition of gain or loss in short sales against the box, and accordingly it is not anticipated that the Fund will be engaging in these transactions unless there are further legislative changes.

                  HEDGING TRANSACTIONS. The Fund is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, protecting against market risk caused by market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures that may be established by the trustees from time to time. In addition, the Fund is not required to hedge. Decisions regarding hedging are subject to the adviser's judgment of the cost of the hedge, its potential effectiveness and other factors the adviser considers pertinent.

                  A hedging transaction may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, hedging transactions do not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire. Use of these instruments by the Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation or, in the case of a call option written by the Fund, may exceed the premium received for the option. However, the Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by the Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

                  The principal risks of the Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  Following is additional information concerning the futures, forwards and options that the Fund may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, the Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                  Futures Contracts. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

                  The Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

                  Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. The Fund will incur brokerage fees when it buys or sells futures contracts.

                  In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

                  The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, the Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

                  Although the Fund would hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

                  The acquisition or sale of a futures contract may occur, for example, when the Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. The Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows the Fund to maintain a defensive position without having to sell portfolio securities.

                  Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated, and the Fund could buy equity securities on the cash market.

                  The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions that could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the Fund still may not result in a successful use of futures.

                  Futures contracts entail additional risks. Although the Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, the Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

                  The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not exactly match the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

                  Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

                  Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions could also be impaired.

                  Options on Futures Contracts. The Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, the Fund may buy a call option on a futures contract to hedge against a market advance, and the Fund might buy a put option on a futures contract to hedge against a market decline.

                  The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency that is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, the Fund will retain the full amount of the option premium that provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

                  The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

                  The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

                  Forward Foreign Currency Exchange Contracts. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Fund currently intends that it will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although the Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Fund's objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated exchange.

                  The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. The Fund may also enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

                  These types of hedging minimize the effect of currency appreciation as well as depreciation but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another limits the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

                  The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts.

                  While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. The Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when the Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

                  Options on Securities and Securities Indices. The Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when the Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

                  A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

                  The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

                  The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. If the Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

                  The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

                  An option position may be closed out only when a secondary market exists for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (a) there may be insufficient trading interest in certain options, (b) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (c) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (d) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (e) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (f) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

                  In addition, when the Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  An option on a securities index is similar to an option on a security except that rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

                  The Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. The Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

                  An example of a hedging transaction using an index option would be if the Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Fund will generally invest may be imperfect, the Fund expects, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.

                  TEMPORARY DEFENSIVE MEASURES. Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. The Fund may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis, when its adviser or sub-adviser believes market, economic or political conditions warrant a temporary defensive position. In addition, certain unusual circumstances may force the Fund to temporarily depart from the investment requirement implied by its name. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, the Fund could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.

                  PORTFOLIO TURNOVER. Investment changes in the Fund will be made whenever management deems them appropriate even if this results in a higher portfolio turnover rate. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. In addition, portfolio turnover for the Fund may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management.

                  Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Fund. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of the Fund, although sales of certain stocks could lead to realization of gains and, possibly, increased taxable distributions to investors. The Fund's brokerage policy is discussed further under Section 6--Brokerage Policy, and additional information concerning income taxes is located under Section 9--Income Dividends, Capital Gains Distributions and Tax Treatment.

2.                INVESTMENT RESTRICTIONS

                  The investment objective of the Fund is capital appreciation. The investment objective of the Fund is considered fundamental, meaning that it cannot be changed without an investor vote. There can be no assurance that the Fund's investment objective will be realized.

                  The Fund has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without an investor vote. The principal policies and strategies used by the Fund are described in the Prospectus.

                  In addition, the Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (a) 67% or more of the voting securities of the Fund present at a meeting of investors thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the trustees without an investor vote.

                  The following fundamental restrictions apply to the Fund. The Fund may not:

                  1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

                  2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

                  3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

                  4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

                  5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

                  The trustees have adopted additional non-fundamental investment restrictions for the Fund. These limitations may be changed by the trustees without an investor vote. The non-fundamental investment restrictions include the following:

                  1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

                  2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

                  3. The Fund may not invest in companies for the purposes of exercising control of management.

                  4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

                  5. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                  6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

                  7. The Fund has adopted an investment strategy pursuant to Rule 35d-1 of the 1940 Act, which requires that at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in a strategy suggested by the Fund's name. Investors will be given at least 60 days' notice prior to any change in the existing investment strategy of the Fund.

3.                MANAGEMENT OF THE FUND

                  The Fund is supervised by trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's Board hires the companies that run day-to-day Fund operations, such as the investment adviser, sub-adviser, administrator, transfer agent and custodian.

                  The trustees and executive officers of the Fund are listed below, together with information that includes their principal occupations during the past five years and other principal business affiliations. The trustees of the Fund have adopted a trustee retirement age of 75 years.

                              POSITION(S)                                                        NUMBER OF
                              HELD WITH THE                                                       FUNDS IN
                              TRUST; TERM                                                         FUND
                              OF OFFICE AND                                                       COMPLEX
NAME, ADDRESS                 LENGTH OF                                                           OVERSEEN BY   OTHER DIRECTORSHIPS
AND AGE                       TIME SERVED     PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS       TRUSTEE       HELD BY TRUSTEE
-------------                 -------------   ---------------------------------------------       -----------   -------------------

INDEPENDENT TRUSTEES

Michael Owen                  Chairman of     Dean of Zayed University (since September              17               n/a
210 University Blvd.          the Board;      2000). Formerly self-employed as a financial
Denver, CO 80206              34 years        and management consultant, and in real
                                              estate development (from June 1999 to
DOB: 1937                                     September 2000). Dean (from 1993 to June
                                              1999), and a member of the Finance faculty
                                              (from 1989 to 1993), of the College of
                                              Business, Montana State University.
                                              Formerly, Chairman and Chief Executive
                                              Officer of Royal Gold, Inc. (mining) (1976
                                              to 1989).

Dennis E. Baldwin             Trustee;        President, Baldwin Financial Counseling                17                n/a
210 University Blvd.          11 years        (since July 1991). Formerly, Vice President
Denver, CO 80206                              and Denver Office Manager of Merrill Lynch
                                              Capital Markets (1978 to 1990).

DOB: 1928

Katherine A. Cattanach, CFA   Vice Chair of   General Partner/Managing Principal (since               17                n/a
210 University Blvd.          the Board;      September 1987), Sovereign Financial
Denver, CO 80206              8 years         Services, Inc. (financial consulting and
                                              management firm). Executive Vice President
DOB: 1945                                     (1981 to 1988), Captiva Corporation, Denver,
                                              Colorado (private investment management
                                              firm). Ph.D. in Finance (Arizona State
                                              University).

Paul R. Knapp                 Trustee;        Executive Officer of DST Systems, Inc.                  17        Director and Vice
210 University Blvd.          8 years         ("DST"), a publicly traded information and                        President (February
Denver, CO 80206                              transaction processing company, which acts                        1998 to November
                                              as the Funds' transfer agent (since October                       2000) of West Side
DOB: 1945                                     2000). DST is 33% owned by Janus Capital                          Investments, Inc.
                                              Group Inc., which indirectly owns                                 (investments), a
                                              approximately 86% of Berger Financial Group                       wholly owned
                                              LLC. Mr. Knapp owns common shares and                             subsidiary of DST
                                              options convertible into common shares of                         Systems, Inc.
                                              DST Systems which, in the aggregate and
                                              assuming exercise of the options, would
                                              result in his owning less than 1/2 of 1% of
                                              DST System's common shares. Mr. Knapp is
                                              also President of Vermont Western Assurance,
                                              Inc., a wholly owned subsidiary of DST
                                              Systems (since December 2000). President,
                                              Chief Executive Officer and a director
                                              (September 1997 to October 2000) of DST
                                              Catalyst, Inc., an international financial
                                              markets consulting, software and computer
                                              services company, (now DST International, a
                                              subsidiary of DST). Previously (1991 to
                                              October 2000), Chairman, President, Chief
                                              Executive Officer and a director of Catalyst
                                              Institute (international public policy
                                              research organization focused

                              POSITION(S)                                                        NUMBER OF
                              HELD WITH THE                                                       FUNDS IN
                              TRUST; TERM                                                         FUND
                              OF OFFICE AND                                                       COMPLEX
NAME, ADDRESS                 LENGTH OF                                                           OVERSEEN BY   OTHER DIRECTORSHIPS
AND AGE                       TIME SERVED     PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS       TRUSTEE       HELD BY TRUSTEE
-------------                 -------------   ---------------------------------------------       -----------   -------------------
                                              primarily on financial markets and
                                              institutions); also (1991 to September
                                              1997), Chairman, President, Chief Executive
                                              Officer and a director of Catalyst
                                              Consulting (international financial
                                              institutions business consulting firm).

Harry T. Lewis, Jr.           Trustee;        Lewis Investments (since June 1988)                     17        Director, J.D.
210 University Blvd.          15 years        (self-employed private investor). Formerly,                       Edwards & Co. (1995
Denver, CO 80206                              Senior Vice President, Rocky Mountain                             to March 2002);
                                              Region, of Dain Bosworth Incorporated and                         Director, National
DOB: 1933                                     member of that firm's Management Committee                        Fuel Corporation
                                              (1981 to 1988).                                                   (oil & gas
                                                                                                                production);
                                                                                                                Advisory Director,
                                                                                                                Otologics, LLC,
                                                                                                                (implantable hearing
                                                                                                                aid) (since 1999);
                                                                                                                Member of Community
                                                                                                                Advisory Board,
                                                                                                                Wells Fargo
                                                                                                                Bank-Denver

William Sinclaire             Trustee;        President (since January 1998), Santa Clara             17        n/a
210 University Blvd.          31 years        LLC (privately owned agricultural company).
Denver, CO 80206                              President (from January 1963 to January
                                              1998), Sinclaire Cattle Co. (privately owned
                                              agricultural company).

DOB: 1928

Albert C. Yates               Trustee;        President (since 1990), Chancellor and                  17        Member, Board of
210 University Blvd.          1 1/2 years     Professor of Chemistry-Department of                              Directors, Adolph
Denver, CO 80206                              Chemistry, of Colorado State University.                          Coors Company
                                              Formerly Executive Vice President and                             (brewing company)
DOB: 1941                                     Provost (1983 to 1990), Academic Vice                             (since 1998);
                                              President and Provost (1981 to 1983) and                          Member, Board of
                                              Professor of Chemistry (1981 to 1990) of                          Directors, Dominion
                                              Washington State University. Vice President                       Industrial Capital
                                              and University Dean for Graduate Studies and                      Bank (1999 to 2000);
                                              Research and Professor of Chemistry of the                        Member, Board of
                                              University of Cincinnati (1977 to 1981).                          Directors,
                                                                                                                Centennial Bank of
                                                                                                                the West (since
                                                                                                                2001)

                              POSITION(S)                                                         NUMBER OF
                              HELD WITH THE                                                       FUNDS IN
                              TRUST; TERM                                                         FUND
                              OF OFFICE AND                                                       COMPLEX
NAME, ADDRESS                 LENGTH OF                                                           OVERSEEN BY   OTHER DIRECTORSHIPS
AND AGE                       TIME SERVED     PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS       TRUSTEE       HELD BY TRUSTEE
-------------                 -------------   ---------------------------------------------       -----------   -------------------

INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson*             President and   President and a director since May 1999                 17        Audit Committee
210 University Blvd.          Trustee of      (Executive Vice President from February 1999                      Member of the
Denver, CO 80206              the Trust       to May 1999) of Berger Growth Fund and                            Public Employees'
                              (since May      Berger Large Cap Growth Fund. President and                       Retirement
DOB: 1949                     1999)           a trustee since May 1999 (Executive Vice                          Association of
                                              President from February 1999 to May 1999) of                      Colorado (pension
                                              Berger Investment Portfolio Trust, Berger                         plan) (from
                                              Institutional Products Trust, Berger                              November 1997 to
                                              Worldwide Funds Trust, Berger Worldwide                           December 2001).
                                              Portfolios Trust and Berger Omni Investment
                                              Trust. President and Chief Executive Officer
                                              (since June 1999) (Executive Vice President
                                              from February 1999 to June 1999) of Berger
                                              Financial Group LLC. Director, President and
                                              Chief Executive Office of Stilwell
                                              Management, Inc. (from September 1999 to
                                              December 2002). President and Chief
                                              Executive Officer of Berger/Bay Isle LLC
                                              (from May 1999 to December 2002).
                                              Self-employed as a consultant from July 1995
                                              to February 1999. Director of Wasatch
                                              Advisors (investment management) from
                                              February 1997 to February 1999.

*Mr. Thompson is considered an interested person of the Trust due to his positions held at Berger Financial Group LLC (or its affiliated companies).

                                 POSITION(S) HELD WITH THE
NAME, ADDRESS                    TRUST, TERM OF OFFICE AND
AND AGE                          LENGTH OF TIME SERVED              PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------                    -------------------------          ---------------------------------------------

OFFICERS OF THE TRUST

Janice M. Teague*                Vice President of the Trust        Vice President (since November 1998) and Assistant Secretary
210 University Blvd.             (since November 1998) and          (since February 2000 and previously from September 1996 to
Denver, CO 80206                 Assistant Secretary (since         November 1998) and Secretary (from November 1998 to February
                                 February 2000)                     2000) of the Berger Funds. Vice President (since October
DOB: 1954                                                           1997), Secretary (since November 1998) and Assistant Secretary
                                                                    (from October 1996 to November 1998) with Berger Financial
                                                                    Group LLC. Vice President and Secretary with Berger
                                                                    Distributors LLC (since August 1998). Vice President and
                                                                    Secretary of Bay Isle Financial LLC (since January 2002).
                                                                    Formerly, self-employed as a business consultant (from June
                                                                    1995 to September 1996).

Andrew J. Iseman*                Vice President of the Trust        Vice President of the Berger Funds (since March 2001). Vice
210 University Blvd.             (since Mar. 2001)                  President (since September 1999) and Chief Operating Officer
Denver, CO 80206                                                    (since November 2000) of Berger Financial Group LLC.  Manager
                                                                    (since September 1999) and Director (from June 1999 to
                                                                    September 1999) of Berger Distributors LLC. Vice
                                                                    President-Operations (from February 1999 to November 2000) of
                                                                    Berger Financial Group LLC.

                                 POSITION(S) HELD WITH THE
NAME, ADDRESS                    TRUST, TERM OF OFFICE AND
AND AGE                          LENGTH OF TIME SERVED              PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------                    -------------------------          ---------------------------------------------
DOB: 1964                                                           Associate (from November 1998 to February 1999) with DeRemer &
                                                                    Associates (a consulting firm). Vice President-Operations (from
                                                                    February 1997 to November 1998) and Director of Research and
                                                                    Development (from May 1996 to February 1997) of Berger Financial
                                                                    Group LLC.

Anthony R. Bosch*                Vice President of the Trust        Vice President of the Berger Funds (since February 2000). Vice
210 University Blvd.             (since Feb. 2000)                  President (since June 1999) and Chief Legal Officer (since
Denver, CO 80206                                                    August 2000) with Berger Financial Group LLC. President, Chief
                                                                    Executive Officer, Manager (since December 2002), Vice President
DOB: 1965                                                           (from September 2001 to December 2002) and Chief Compliance
                                                                    Officer (since September 2001) with Berger Distributors LLC.
                                                                    Vice President of Bay Isle Financial LLC (since January 2002).
                                                                    Formerly, Assistant Vice President of Federated Investors, Inc.
                                                                    (from December 1996 to May 1999), and Attorney with the U.S.
                                                                    Securities and Exchange Commission (from June 1990 to December
                                                                    1996).

Brian S. Ferrie*                 Vice President of the Trust        Vice President of the Berger Funds (since November 1998). Vice
210 University Blvd.             (since Nov. 1998)                  President (since February 1997), Treasurer and Chief Financial
Denver, CO 80206                                                    Officer (since March 2001) and Chief Compliance Officer (from
                                                                    August 1994 to March 2001) with Berger Financial Group LLC. Vice
DOB: 1958                                                           President (since May 1996), Treasurer and Chief Financial
                                                                    Officer (since March 2001) and Chief Compliance Officer (from
                                                                    May 1996 to September 2001) with Berger Distributors LLC.

John A. Paganelli*               Vice President (since Nov. 1998)   Vice President (since November 1998), Treasurer (since March
210 University Blvd.             and Treasurer (since Mar. 2001)    2001) and Assistant Treasurer (from November 1998 to March 2001)
Denver, CO 80206                 of the Trust                       of the Berger Funds. Vice President (since November 1998) and
                                                                    Manager of Accounting (from January 1997 to November 1998) with
DOB: 1967                                                           Berger Financial Group LLC. Formerly, Manager of Accounting
                                                                    (from December 1994 to October 1996) and Senior Accountant (from
                                                                    November 1991 to December 1994) with Palmeri Fund
                                                                    Administrators, Inc.

Sue Vreeland*                    Secretary of the Trust (since      Secretary of the Berger Funds (since February 2000). Assistant
210 University Blvd.             Feb. 2000)                         Secretary of Berger Financial Group LLC and Berger Distributors
Denver, CO 80206                                                    LLC (since June 1999) and Bay Isle Financial LLC (since December
                                                                    2001). Formerly, Assistant Secretary of the Janus Funds (from
DOB: 1948                                                           March 1994 to May 1999), Assistant Secretary of Janus
                                                                    Distributors, Inc. (from June 1995 to May 1997) and Manager of
                                                                    Fund Administration for Janus Capital Corporation (from February
                                                                    1992 to May 1999).

David C. Price, CPA*             Assistant Vice President of the    Assistant Vice President (since March 2001) of the Berger Funds.
210 University Blvd.             Trust (since Mar. 2001)            Assistant Vice President-Compliance (since March 2001) and
Denver, CO 80206                                                    Manager-Compliance (from October 1998 to March 2001) with Berger
                                                                    Financial Group LLC. Formerly, Senior Auditor (from July 1996 to
DOB: 1969                                                           August 1998) and Auditor (from August 1993 to June 1996) with
                                                                    PricewaterhouseCoopers LLP, a public accounting firm.

Lance V. Campbell, CFA, CPA*     Assistant Treasurer of the Trust   Assistant Treasurer (since March 2001) of the Berger Funds.
210 University Blvd.             (since Mar. 2001)                  Assistant Vice President (since January 2002) and Manager of
Denver, CO 80206                                                    Investment Accounting (from August 1999 to January 2002) with
                                                                    Berger Financial Group LLC. Formerly, Senior Auditor (from
DOB: 1972                                                           December 1998 to August 1999) and Auditor (from August 1997 to
                                                                    December 1998) with PricewaterhouseCoopers LLP, a public
                                                                    accounting firm, and Senior Fund Accountant (from January 1996 to July 1997) with INVESCO Funds Group.

*Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds and/or of the Funds' adviser or sub-adviser.

The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Nominating Committee, Compensation Committee, Pricing Committee, and Brokerage Committee. Information about each of these committees is provided in the following table:

                                                                                                                NUMBER OF MEETINGS
                                                                                                                HELD DURING LAST
COMMITTEE                 FUNCTIONS                                       MEMBERS                               FISCAL YEAR
----------------------    -----------------------------------------       -----------------------------------   ------------------

Audit Committee           Reviews the financial reporting process,        Michael Owen (Chair)
                          the system of internal control, the             Katherine A. Cattanach (Vice Chair)
                          audit process, and the Trust's process          Dennis E. Baldwin                             4
                          for monitoring compliance with                  Paul R. Knapp
                          investment restrictions and applicable          Harry T. Lewis, Jr.
                          laws as well as the Trust's Code of             William Sinclaire
                          Ethics.                                         Albert C. Yates

Nominating Committee      Identifies and recommends individuals           Katherine A. Cattanach (Chair)
                          for Trustee membership. The committee           Michael Owen
                          does not consider nominees recommended          Dennis E. Baldwin                               0
                          by securityholders.                             Harry T. Lewis, Jr.
                                                                          William Sinclaire
                                                                          Albert C. Yates

Compensation Committee    Determines and reviews the level of             Katherine A. Cattanach (Chair)
                          compensation for Independent                    William Sinclaire                               0
                          Trustees/Directors.                             Albert C. Yates

Pricing Committee         Determines the fair value of restricted         Harry T. Lewis, Jr. (Chair)
                          securities and other securities for which       Dennis E. Baldwin                               0
                          market quotations are not readily available     Jack R. Thompson
                          pursuant to procedures adopted by the           Albert C. Yates
                          Trustees.

Brokerage Committee       Reviews and makes recommendations regarding     Dennis E. Baldwin (Chair)
                          matters related to the Trust's use of           Katherine A. Cattanach                          2
                          brokerage commissions and placement of          Harry T. Lewis, Jr.
                          portfolio transactions.                         Jack R. Thompson

The table below gives the dollar range of shares of each Fund, as well as the aggregate dollar range of shares of all funds advised and sponsored by Berger Financial Group LLC (the "Berger Funds"), owned by each Trustee as of December 31, 2002.

                                                                                                 AGGREGATE DOLLAR RANGE OF
                                                                                                 SECURITIES IN ALL REGISTERED
                                                                  DOLLAR RANGE OF                INVESTMENT COMPANIES OVERSEEN BY
NAME OF TRUSTEE              FUND                                 SECURITIES IN THE FUNDS        THE  TRUSTEE IN BERGER FUNDS
---------------              ----                                 -----------------------        --------------------------------

INDEPENDENT TRUSTEES

Michael Owen                 Berger Growth Fund                   $1 - $10,000                   Over $100,000
                             Berger Large Cap Growth Fund         $1 - $10,000
                             Berger Mid Cap Growth Fund           $10,001 - $50,000
                             Berger Mid Cap Value Fund            $10,001 - $50,000
                             Berger Balanced Fund                 $10,001 -- $50,000
                             Berger Small Company Growth Fund     $10,001 -- $50,000
                             Berger Information Technology Fund   $1 - $10,000
                             Berger International Fund            $10,001 -- $50,000
                             Berger Small Cap Value Fund          $50,000 - $100,000

Dennis E. Baldwin            Berger Small Cap Value Fund          $1 - $10,000                   $1 - $10,000

Katherine A. Cattanach       None                                 n/a                            n/a

Paul R. Knapp                Berger Mid Cap Value Fund            $50,000 - $100,000             Over $100,000
                             Berger Small Cap Value Fund          $10,001 -- $50,000

Harry T. Lewis, Jr.          Berger Growth Fund                   $50,000 - $100,000             Over $100,000
                             Berger Large Cap Growth Fund         $10,001 - $50,000
                             Berger Mid Cap Growth Fund           $10,001 - $50,000
                             Berger Mid Cap Value Fund            $50,000 - $100,000
                             Berger Balanced Fund                 Over $100,000
                             Berger Small Company Growth Fund     $50,000 - $100,000
                             Berger Information Technology Fund   $10,001 - $50,000
                             Berger International Fund            $10,001 - $50,000
                             Berger Small Cap Value Fund          $50,000 - $100,000
                             Berger Small Cap Value Fund II       $10,001 - $50,000

William Sinclaire            None                                 n/a                            n/a

Albert C. Yates              Berger Large Cap Growth Fund         $10,001 -- $50,000             $10,001 -- $50,000
                             Berger Mid Cap Growth Fund           $10,001 -- $50,000
                             Berger Balanced Fund                 $10,001 -- $50,000
                             Berger Small Cap Value Fund          $10,001 -- $50,000

INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson             None                                 n/a                            n/a

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

                  The Fund's Investment Advisory and Sub-Advisory Agreements must be approved by vote of the Fund's trustees, including the vote of the majority of trustees who are not parties to the Agreements or "interested persons" of any parties (the "Independent Trustees") cast in person at a meeting called for such purpose. After the initial term of the Agreements, the continuation of each Fund's Investment Advisory and Sub-Advisory Agreements must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the Fund, and (2) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Investment Advisory and Sub-Advisory Agreements. In preparation for these meetings, the trustees request and review a wide variety of materials, including materials provided by the Berger Funds' investment adviser, and, in the case of continuance of such Agreements, extensive data provided by third parties. In addition, the Independent Trustees receive advice from counsel to the Independent Trustees.

                  At the March 2002 meeting, the trustees, including a majority of Independent Trustees, approved the Fund's Investment Advisory and Sub-Advisory Agreements based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the investment advisory and other services to be provided to the Fund under the Agreements, including the adviser's and sub-adviser's personnel, experience and compliance program and the resources and investment process provided by the advisers, (2) the Fund's expenses under the Agreements and how those expenses compared to those of other comparable mutual funds; and (3) the profitability of the adviser.

                  In its deliberation, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Investment Advisory and Sub-Advisory Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEE COMPENSATION

                  The officers of the Fund received no compensation from the Fund during the fiscal year ended September 30, 2002. However, trustees of the Fund who are not "interested persons" of the Fund or its adviser or sub-adviser are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Fund nor the trustees receive any form of pension or retirement benefit compensation from the Fund.

                  The following table sets forth information regarding compensation paid or accrued for each director or trustee of the Fund and the other Berger Funds:

NAME AND POSITION
WITH BERGER FUNDS                                    AGGREGATE COMPENSATION FROM
----------------------------       ---------------------------------------------------------------------
                                                                            ALL BERGER FUNDS(2) FISCAL
                                   BERGER SMALL CAP VALUE FUND II(1)      YEAR ENDING SEPTEMBER 30, 2002
                                   ---------------------------------      ------------------------------

Dennis E. Baldwin(3)                             $ 30                                $ 65,000

Katherine A. Cattanach(3)                        $ 33                                $ 70,000

Paul R. Knapp(3)                                 $ 28                                $ 60,000

Harry T. Lewis(3)                                $ 28                                $ 60,000

Michael Owen(3)                                  $ 35                                $ 75,000

William Sinclaire(3)                             $ 28                                $ 60,000

Albert C. Yates(3)                               $ 28                                $ 60,000

Jack R. Thompson(3),(4),(5)                      $  0                                $      0

(1)      The Fund was not added as a series of the Trust until March 28, 2002.

(2) Includes Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust (including Berger Mid Cap Growth Fund, Berger Small Company Growth Fund, Berger Information Technology Fund, Berger New Generation Fund, Berger Select Fund, Berger Large Cap Value Fund, Berger Mid Cap Value Fund, Berger Small Cap Value Fund II and Berger Balanced Fund), Berger Institutional Products Trust (four series), Berger Worldwide Funds Trust (three series, including Berger International Fund), Berger Worldwide Portfolios Trust (one series) and Berger Omni Investment Trust (one series). Aggregate compensation figures do not include first-year estimates for any Fund in existence for less than one year. Of the aggregate amounts shown for each director/trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $37,903; Katherine A. Cattanach $70,000; William Sinclaire $60,000; Albert C. Yates $43,500.

(3) Director of Berger Growth Fund and Berger Large Cap Growth Fund and trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

(4)      Interested person of Berger Financial Group LLC.

(5) President of Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

                  Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by certain of the Berger Funds. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustee for this purpose. Pursuant to an SEC exemptive order, those Berger Funds that have adopted the plan are permitted to purchase shares of the designated funds in order to offset their obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The obligation of a Berger Fund to make payments of deferred fees under the plan is a general obligation of that Fund.

                  As of December 31, 2002, the current officers and trustees of the Fund as a group owned, of record or beneficially, an aggregate of less than 1% of the outstanding shares of the Institutional Shares class and the Fund.

                  The Trust, the Fund's investment adviser, sub-adviser and principal underwriter have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund in certain circumstances. The Codes of Ethics are described fully under Restrictions on Personal Trading in Section 4 of this SAI.


4.                INVESTMENT ADVISER AND SUB-ADVISER

BERGER FINANCIAL GROUP LLC - INVESTMENT ADVISER

                  Berger Financial Group LLC ("BFG"), 210 University Boulevard, Denver, Colorado 80206 is the investment adviser to the Fund. BFG is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. BFG also acts as the Fund's administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws. BFG is a Nevada Limited Liability Company, and has been in the investment advisory business since 1974. BFG, and its subsidiaries, serve as investment adviser or sub-adviser to mutual funds and institutional investors and had assets under management of approximately $13.6 billion as of December 31, 2002.

                  On September 3, 2002, Stilwell Financial Inc. ("Stilwell"), the parent company of Berger Financial Group LLC ("BFG"), announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC ("Janus Capital"). As a result of the consolidation, effective January 1, 2003, Janus Capital Corporation and Stilwell merged and the new organization - Janus Capital Group Inc. ("JCG") - is now responsible for the strategic direction of its investment management subsidiaries, including BFG. Janus Capital owns approximately 86% of BFG, which is an indirect subsidiary of JCG. It is anticipated that BFG will be dissolved and Bay Isle Financial LLC ("Bay Isle"), a wholly owned subsidiary of BFG, will become a subsidiary of Janus Capital.

                  In connection with the reorganization of BFG, the Berger Funds' Independent Trustees approved, subject to shareholder approval, the appointment of Janus Capital as the adviser to certain Berger value funds and the reorganization of these funds into the Janus fund family. Shareholders of Berger Small Cap Value Fund II will be asked to vote on this proposal. Under the proposed reorganization, Bay Isle will remain the sub-adviser to Berger Small Cap Value Fund II and the Fund will be merged into a newly created Janus small cap value fund.

                  It is anticipated that shareholders will be receiving materials about the proposals in January and that a shareholders meeting will be held in March 2003.

                  JCG also owns approximately 33% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company, which acts as the Fund's transfer agent. DST, in turn, owns 100% of DST Securities, a registered broker-dealer, which may execute portfolio trades for the Fund.

BAY ISLE FINANCIAL LLC - SUB-ADVISER

                  Bay Isle Financial LLC ("Bay Isle"), 475 14th Street, Suite 550, Oakland, California 94612, is the investment sub-adviser for the Fund. As sub-adviser, Bay Isle provides day-to-day management of the Fund's investment operations. Bay Isle has been in the investment advisory business since 1986. Bay Isle serves as investment adviser or sub-adviser to mutual funds, institutional investors and individual separate accounts. As sub-adviser, Bay Isle provides day-to-day management of the Fund's investment operations. Bay Isle is a wholly owned subsidiary of BFG and will become a subsidiary of Janus Capital upon the anticipated dissolution of BFG.

INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT


                  Under the Investment Advisory Agreement between the adviser and the Fund, the adviser is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. The

Investment Advisory Agreement provides that the investment adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties hereunder and except to the extent otherwise provided by law.

                  Under the Agreement, the adviser is compensated for its services by the payment of a fee at the following annual rate, calculated as a percentage of the average daily net assets of the Fund.

                  Investment advisory fees are charged to the Fund according to the following schedule:

            FUND                   AVERAGE DAILY NET ASSETS      ANNUAL RATE
            ----                   ------------------------      -----------

Berger Small Cap Value Fund II        First $500 million            0.85%
                                      Next $500 million             0.80%
                                       Over $1 billion              0.75%

                  Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Institutional Shares class to the extent transfer agency, shareholder reporting and registration expenses of the Institutional Shares class exceed 0.25%.

                  The Investment Advisory Agreement will continue in effect until the last day of April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the adviser or sub-adviser. The Agreement is subject to termination by the Fund or the adviser on 60 days' written notice, and terminates automatically in the event of its assignment.

                  Under the Sub-Advisory Agreement between the adviser and the sub-adviser, the sub-adviser is responsible for day-to-day investment management of the Fund. The sub-adviser manages the investments in the Fund and determines what securities and other investments will be acquired, held or disposed of, consistent with the investment objective and policies established by the trustees of the Fund. The Sub-Advisory Agreement provides that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

                  The Fund pays no fees directly to the sub-adviser. The sub-adviser will receive from the adviser a fee at the annual rate of 0.85% of the first $500 million of average daily net assets of the Fund, 0.80% of the next $500 million and 0.75% of any amount in excess of $1 billion, excluding reimbursement of any expenses.

                  The Sub-Advisory Agreement will continue in effect until the last day of April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the adviser or the sub-adviser. The Sub-Advisory Agreement is subject to termination by the Fund or the sub-adviser on 60 days' written notice, and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.

TRADE ALLOCATIONS

                  While investment decisions for the Fund are made independently by the sub-adviser, the same investment decision may be made for a Fund and one or more accounts advised by the adviser or sub-adviser. In this circumstance, should purchase and sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the adviser or sub-adviser in order to seek the best combination of net price and execution for each based upon procedures adopted by the adviser and sub-adviser. Based upon these procedures, client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimus allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received. Although in some cases this policy might adversely affect the price paid or received by a Fund or other participating accounts, or the size of the position obtained or liquidated, the adviser or sub-adviser will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

                  The adviser and sub-adviser have adopted procedures for allocating to their participating accounts' securities purchased pursuant to a company's initial public offering ("IPO"). The procedures provide that such allocations must be effected in a manner that is fair and equitable to all accounts. Generally, securities received from participating in IPOs will be allocated to participating accounts pro rata based on account net assets.

                  The key criterion for determining eligibility of the account to participate in an offering is the suitability of the investment for the account. An account may participate in an IPO allocation if BFG believes that, based on the account's investment restrictions, risk profile, asset composition and cash levels, the IPO is an appropriate investment. Accordingly, not every account will participate in every IPO allocation. In addition, an account generally will not participate in an IPO if the securities available for allocation to the account are insignificant relative to the account's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many or any IPOs.

RESTRICTIONS ON PERSONAL TRADING

                  BFG, the Berger Funds and Berger Distributors LLC each permits its directors, officers and employees to purchase and sell securities for their own accounts, including securities that may be purchased or held by the Fund, in accordance with a policy regarding personal investing contained in each entities' Code of Ethics. The policies require all covered persons to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Fund or other advisory clients. Officers of BFG and Berger Distributors LLC, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policies. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policies or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Fund.

                  In addition to the pre-clearance requirements described above, the policies subject directors and officers of BFG, the Berger Funds and Berger Distributors LLC, investment personnel and other access persons to various trading restrictions and reporting obligations. The policies are administered by BFG, which reviews all reportable transactions for compliance. The policies are subject to management interpretation and exceptions may be authorized in certain circumstances.

                  Bay Isle Financial LLC has adopted a Code of Ethics, which is substantially similar to the Code adopted by BFG.

5.                EXPENSES OF THE FUND

                  In addition to paying an investment advisory fee to its adviser, the Fund pays all of its expenses not assumed by its adviser, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, expenses of investor meetings, compensation of trustees who are not interested persons of BFG, expenses of printing and distributing reports to investors and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of the Fund. The Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for investors of the Fund.

                  Under a separate Administrative Services Agreement with respect to the Fund, BFG performs certain administrative and recordkeeping services not otherwise performed by the Fund's custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. For the fiscal year ended September 30, 2002, BFG did not charge an administrative fee to the Fund. The administrative services fees may be changed by the Fund's trustees without investor approval.

                  Additionally, under a separate Shareowner Servicing Agreement, Berger Distributors, LLC agrees to perform certain shareowner servicing on behalf of the Fund. Berger Distributors, LLC will respond to shareowner inquiries (via the telephone, e-mail, or other correspondence) regarding account balances, account status, account maintenance requests, purchases, redemptions, exchanges, transfers, net asset value prices, and dividend amounts and payment dates. For these services, Berger Distributors, LLC receives a fee from the Fund based on certain service levels and is reimbursed for reasonable out-of-pocket expenses.

                  The following table shows the total dollar amounts of advisory fees paid by the Fund for the periods indicated and the amount of such fees waived on account of excess expenses under applicable expense limitations. Except where noted, these amounts were paid to BFG.

                         BERGER SMALL CAP VALUE FUND II

FISCAL YEAR ENDED        INVESTMENT
   SEPTEMBER 30         ADVISORY FEE      EXPENSE REIMBURSEMENT       TOTAL
-----------------       ------------      ---------------------      --------

       2002               $ 26,000              $ (10,000)          $ 16,000

                  The Fund has appointed State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171, as its recordkeeping and pricing agent. In addition, State Street also serves as the Fund's custodian. The Fund has appointed DST Systems, Inc. ("DST"), P.O. Box 219958, Kansas City, Missouri 64121, as its transfer agent and dividend-disbursing agent. JCG owns approximately 33% of the outstanding shares of DST.

                  As recordkeeping and pricing agent, State Street calculates the daily net asset value of the Fund and performs certain accounting and recordkeeping functions required by the Fund. The Fund pays State Street a monthly asset-based fee for such services. State Street is also reimbursed for certain out-of-pocket expenses.

                  State Street, as custodian, and its subcustodians have custody and provide for the safekeeping of the Fund's securities and cash, and receive and remit the income thereon as directed by the management of the Fund. The custodian and subcustodians do not perform any managerial or policy-making functions for the Fund. For its services as custodian, State Street receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.

                  As transfer agent and dividend disbursing agent, DST maintains all investor accounts of record; assists in mailing all reports, proxies and other information to the Fund's investors; calculates the amount of, and delivers to the Fund's investors, proceeds representing all dividends and distributions; and performs other related services. For these services, DST receives a fee from the Fund at an annual rate of $15.47 per open Fund investor account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses.

                  All of State Street's fees are subject to reduction pursuant to an agreed-upon formula for certain earnings credits on the cash balances of the Fund. Earnings credits received by the Fund can be found on the Fund's Statement of Operations in the Annual Report incorporated by reference into this Statement of Additional Information.

OTHER EXPENSE INFORMATION

                  The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Janus Capital and its subsidiaries due to the ownership interest of JCG in DST.

                  The Fund and/or its adviser may enter into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, investor communications, sub-accounting and/or other services) to investors purchasing shares of the Fund through those firms or companies. The Fund's adviser or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

                  The Fund's adviser may also enter into arrangements with organizations that solicit clients for the adviser, which may include clients who purchase shares of the Fund. While the specific terms of each arrangement may differ, generally the fee paid by the adviser under such arrangements is based on the value of the referred client's assets managed by the adviser. None of the fees paid to such organizations will be borne by the Fund.

DISTRIBUTOR

                  The distributor (principal underwriter) of the Fund's shares is Berger Distributors LLC (the "Distributor"), 210 University Blvd., Denver, Colorado 80206. The Distributor may be reimbursed by BFG for its costs in distributing the Fund's Institutional Shares.

6.                BROKERAGE POLICY

                  Although the Fund retains full control over its own investment policies, under the terms of its Investment Advisory Agreement, BFG as the Fund's adviser is directed to place the portfolio transactions of the Fund. A report on the placement of brokerage business is given to the trustees of the Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement. The brokerage commissions paid by the Fund during the past three fiscal years were as follows:

                              BROKERAGE COMMISSIONS

                                         FISCAL YEAR ENDED SEPTEMBER 30,
                                       -----------------------------------
                                         2002          2001         2000
                                         ----          ----         ----
BERGER SMALL CAP VALUE FUND II(1)      $ 23,000        n/a           n/a

(1) The Fund was not added as a series of the Trust until March 28, 2002.

                  The Investment Advisory Agreement authorizes and directs the adviser to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the Agreement specifically authorizes the adviser to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the adviser. Accordingly, the adviser or sub-adviser does not have an obligation to seek the lowest available commission.

                  In accordance with this provision of the Agreement, portfolio brokerage business of the Fund may be placed with brokers who provide useful brokerage and research services to the adviser or sub-adviser. The Fund's adviser may consider the value of research provided as a factor in the choice of brokers. "Research" includes computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services and broker and other third-party equity research, such as publications or writings that furnish advice as to the value of securities and advisability of investing, and analyses and reports concerning issuers, industries, securities, market trends and portfolio strategies. Research may be provided orally, in print or electronically. These services included a service used by the independent trustees of the Fund in reviewing the Investment Advisory Agreement.

                  In some cases, a product or service termed "research" may serve other functions unrelated to the making of investment decisions. When a product has such a mixed use, the adviser will make a good faith allocation of the cost of the product according to the use made of it. The portion of the product that assists the adviser or sub-adviser in the investment decision-making process may be paid for with a Fund's commission dollars. The adviser or sub-adviser pays for the portion of the product that is not "research" with its own funds. Accordingly, the decision whether and how to allocate the costs of such a product presents a conflict of interest for the adviser or sub-adviser.

                  The Fund's adviser and sub-adviser do not enter into formal agreements with any brokers regarding the placement of securities transactions because of any such brokerage or research services that they provide. An adviser or sub-adviser may, however, make arrangements with and maintain internal procedures for allocating transactions to brokers who provide such services to encourage them to provide services expected to be useful to the adviser's or sub-adviser's clients, including the Fund. Brokers may suggest a level of business they would like to receive in return for the brokerage and research they provide. The adviser or sub-adviser then determines whether to continue receiving the research and brokerage provided and the approximate amount of commissions it is willing to pay to continue the brokerage and research arrangement with each broker. The actual amount of commissions a broker may receive may be more or less than a broker's suggested allocations, depending on adviser's or sub-adviser's level of business, market conditions and other relevant factors. Even under these arrangements, however, the placement of all Fund transactions, must be consistent with the Fund's brokerage placement and execution policies, and must be directed to a broker who renders satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.

                  These brokerage and research services received from brokers are often helpful to the adviser or sub-adviser in performing its investment advisory responsibilities to the Fund, and the availability of such services from brokers does not reduce the responsibility of the adviser's or sub-adviser's advisory personnel to analyze and evaluate the securities in which the Fund invests. The brokerage and research services obtained as a result of the Fund's brokerage business also will be useful to the adviser or sub-adviser in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by the adviser or sub-adviser in rendering investment advice to the Fund. Although such brokerage and research services may be deemed to be of value to the adviser or sub-adviser, they are not expected to decrease the expenses that the adviser or sub-adviser would otherwise incur in performing its investment advisory services for the Fund nor will the advisory fees that are received by the adviser or sub-adviser from the Fund be reduced as a result of the availability of such brokerage and research services from brokers.

                  The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Janus Capital and its subsidiaries due to the ownership interest of JCG in DST.

                  The Fund's adviser or sub-adviser places securities orders with a limited number of major institutional brokerage firms chosen for the reliability and quality of execution; commission rates; quality of research coverage of major U.S. companies, the U.S. economy and the securities markets; promptness; back office capabilities; capital strength and financial stability; prior performance in serving the adviser and its clients; and knowledge of other buyers and sellers. The adviser selects the broker for each order based on the factors stated, as well as the size, difficulty and other characteristics of the order. The trustees of the Fund have also authorized sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. In addition, the adviser may also consider payments made by brokers to a Fund or to other persons on behalf of a Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the adviser will seek the best execution of each transaction.

7.                HOW TO PURCHASE AND REDEEM SHARES OF THE FUND

                  Minimum Initial Investment
                  for Institutional Shares:                        $250,000.00

                  Institutional Shares in the Fund may be purchased at the relevant net asset value without a sales charge. The minimum initial investment for Institutional Shares of the Fund is $250,000.

                  To purchase shares in the Fund, simply complete the application form enclosed with the Prospectus. Then mail it with a check payable to "Berger Funds" to the following address:

                  Berger Funds
                  P.O. Box 219958
                  Kansas City, MO  64121-9958

                  PENDING APPROVAL BY THE BERGER FUNDS' SHAREHOLDERS, THE BERGER FUNDS WILL BE REORGANIZED INTO THE JANUS FAMILY OF FUNDS EFFECTIVE ON OR ABOUT MARCH 24, 2003. AFTER THE EFFECTIVE DATE OF THE REORGANIZATION, ALL SUBSEQUENT REQUESTS AND CORRESPONDENCE SHOULD BE MAILED TO JANUS FUNDS AT P.O. BOX 173375, DENVER, CO 80217-3375. BEGINNING 60 DAYS AFTER THE MERGER DATE (APPROXIMATELY MAY 24, 2003), MAIL SENT TO ANY OF THE BERGER FUNDS ADDRESSES WILL BE RETURNED TO THE SENDER.

                  Payment for shares purchased may be made by wire, electronic funds transfer or mail. All purchase orders are effected at the relevant net asset value per share of the Fund next determined after receipt of the purchase order, completed application and payment. A purchase order, together with payment in proper form, received by the Fund, its authorized agent or designee prior to the close of the New York Stock Exchange on a day the Fund is open for business will be effected at that day's net asset value. An order received after that time will be effected at the net asset value determined on the next business day.

                  Additional investments may be made at any time by mail, telephone (1-800-960-8427) or online (bergerfunds.com) at the relevant net asset value by calling or writing the Fund and making payment by wire or electronic funds transfer as outlined here.

                  In addition, Fund shares may be purchased through certain broker-dealers that have established mutual fund programs and certain other organizations connected with pension and retirement plans. These broker-dealers and other organizations may charge investors a transaction or other fee for their services, may require different minimum initial and subsequent investments than the Fund and may impose other charges or restrictions different from those applicable to investors who invest in the Fund directly. Fees charged by these organizations will have the effect of reducing an investor's total return on an investment in Fund shares. No such fee will apply to an investor who purchases Fund shares directly from the Fund as described here.

                  Procedures for purchasing, selling (redeeming) and exchanging Fund shares by telephone and online are described in the Prospectus. The Fund may terminate or modify those procedures and related requirements at any time. BFG may, at its own risk, waive certain of those procedures and related requirements.

                  The Fund also offers a Systematic Investment Plan (minimum $50 per month) and a Systematic Withdrawal Plan (minimum of $50 withdrawn monthly, quarterly, semiannually or annually). Forms for these plans may be obtained online at bergerfunds.com or by calling 1-800-960-8427.

8.                HOW THE NET ASSET VALUE IS DETERMINED

                  The net asset value of the Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year.

                  The per share net asset value of the Institutional Shares is determined by dividing the Institutional Shares' pro rata portion of the total value of the Fund's securities and other assets, less the Institutional Shares' pro rata portion of the Fund's liabilities and the liabilities attributable to the Institutional Shares, by the total number of Institutional Shares outstanding. Since net asset value for the Fund is calculated by class, and since the Institutional Shares and each other class of the Fund has its own expenses, the per share net asset value of the Fund will vary by class.

                  In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Fund will be determined by using prices provided by pricing services that provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

                  Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.

                  The Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets that may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when investors cannot purchase or redeem shares of the Fund.

9.                INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
                  TREATMENT

                  This discussion summarizes certain federal income tax issues relating to the Fund. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, investors are urged to consult with their tax advisers with respect to their particular tax consequences.

                  TAX STATUS OF THE FUND. If the Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to investors. It may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. The Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

                  TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Fund will report annually to the Internal Revenue Service, and to each investor, information about the tax treatment of the investor's distributions. Dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the investors. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the investors, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the investors on December 31.

                  In general, net capital gains from assets held by the Fund for more than 12 months will be subject to the applicable long-term capital gain rate and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gain rates, regardless of how long an investor has held Fund shares. Assets contributed to a Fund in an in-kind purchase of Fund shares may generate more gain upon their sale than if the assets had been purchased by the Fund with cash contributed to the Fund in a cash purchase of Fund shares.

                  If the Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital. To the extent a distribution is treated as a return of capital, an investor's basis in his or her Fund shares will be reduced by that amount.

                  If a investor has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the investor's address of record or if a investor's checks remain uncashed for six months, the Fund reserves the right to reinvest the amount distributed in shares of the applicable Fund at the NAV next computed after the check is canceled, and to convert the investor's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

                  Additionally, the Fund reserves the right to reinvest distributions of less than $10 in shares of the Fund at the next computed NAV.

                  TAX ON REDEMPTIONS OF FUND SHARES. Investors may be subject to tax on the redemption of their Fund shares. In general, redemptions may give rise to a capital gain or loss, the treatment of which will depend on the investor's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the investor reinvests in the Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

                  INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, if the Fund makes an election, investors of the Fund may be able to deduct (as an itemized deduction) or claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.

                  If the Fund invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Fund to incur IRS tax and interest charges. However, the Fund may be eligible to elect one of two alternative tax treatments with respect to PFIC shares that would avoid these taxes and charges but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to investors of the Fund holding PFIC shares may differ substantially as compared with a fund that did not invest in PFIC shares.

                  INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Fund's investments may include transactions that are subject to special tax rules. Transactions involving foreign currencies may give rise to gain or loss that could affect the Fund's ability to make ordinary dividend distributions. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Fund. If the Fund enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.

                  BACKUP WITHHOLDING. In general, if an investor is subject to backup withholding, the Fund will be required to withhold at the applicable rate from distributions to that investor. These payments are creditable against the investor's federal income tax liability.

                  FOREIGN INVESTORS. Foreign investors of the Fund generally will be subject to the applicable U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign investor dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

10.               SUSPENSION OF REDEMPTION RIGHTS

                  The Fund may not suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable shares for more than seven days except for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of investors of the Fund.

                  The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining investors, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one investor. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one investor. Should redemptions by any investor during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming investor generally will incur brokerage costs in converting the assets to cash. The redeeming investor may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 8.

11.               TAX-SHELTERED RETIREMENT PLANS

                  The Fund offers several tax-qualified retirement plans for individuals, businesses and nonprofit organizations. For information about establishing an IRA, Roth IRA, profit-sharing or money purchase pension plan, 403(b) Custodial Account, SEP-IRA or other retirement plans, please call 1-800-259-2820, or write to the Berger Funds, c/o Berger Financial Group LLC, P.O. Box 5005, Denver, CO 80217-5005. Trustees for existing 401(k) or other plans interested in using Fund shares as an investment or investment alternative in their plans are invited to call the Fund at 1-800-259-2820.

                  PENDING APPROVAL BY THE BERGER SHAREHOLDERS, THE BERGER FUNDS WILL BE REORGANIZED INTO THE JANUS FAMILY OF FUNDS EFFECTIVE ON OR ABOUT MARCH 24, 2003. AFTER THE EFFECTIVE DATE OF THE REORGANIZATION, FOR INFORMATION ABOUT TRADITIONAL AND ROTH IRAS, SEPS, DEFINED CONTRIBUTION PLANS AND SECTION 403(b)(7) PLANS PLEASE WRITE TO THE JANUS FUNDS AT P.O. BOX 173375, DENVER, CO 80217-3375. BEGINNING 60 DAYS AFTER THE MERGER DATE (APPROXIMATELY MAY 24,
2003), MAIL SENT TO ANY OF THE BERGER FUNDS' ADDRESSES WILL BE RETURNED TO THE SENDER.

12.               EXCHANGE PRIVILEGE

                  Any investor may exchange any or all of the investor's shares in any of the Funds, subject to stated minimums, for shares of any of the other available Berger Funds or for shares of the Money Market Portfolio, the Government Securities Portfolio or the Tax-Exempt Portfolio of the Cash Account Trust ("CAT Portfolios"), separately managed, unaffiliated money market funds, without charge, after receiving a current prospectus of the other Fund or CAT Portfolio. The exchange privilege with the CAT Portfolios does not constitute an offering or recommendation of the shares of any such CAT Portfolio by any of the Funds or BFG. BFG is compensated for administrative services it performs with respect to the CAT Portfolios.

                  Exchanges into or out of the Funds are made at the net asset value per share next determined after the exchange request is received. Each exchange represents the sale of shares from one Fund and the purchase of shares in another, which may produce a gain or loss for income tax purposes.

                  An exchange of shares may be made by written request, via on-line access or simply by telephoning the Berger Funds at 1-800-960-8427. This privilege may be terminated or amended by any of the Funds and is not available in any state in which the shares of the Fund or CAT Portfolio being acquired in the exchange are not eligible for sale. Investors automatically have telephone and on-line privileges to authorize exchanges unless they specifically decline this service in the account application or in writing.

                  PENDING APPROVAL BY THE BERGER FUNDS' SHAREHOLDERS, THE BERGER FUNDS WILL BE REORGANIZED INTO THE JANUS FAMILY OF FUNDS EFFECTIVE ON OR ABOUT MARCH 24, 2003. AFTER THE EFFECTIVE DATE OF THE REORGANIZATION, ALL SUBSEQUENT REQUESTS AND CORRESPONDENCE SHOULD BE MAILED TO JANUS FUNDS AT P.O. BOX 173375, DENVER, CO 80217-3375. BEGINNING 60 DAYS AFTER THE MERGER DATE (APPROXIMATELY MAY 24, 2003), MAIL SENT TO ANY OF THE BERGER FUNDS ADDRESSES WILL BE RETURNED TO THE SENDER.

13.               PERFORMANCE INFORMATION

                  From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Money, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Wilshire 5000 Index, the Russell 2000 Stock Index, Russell 1000 Growth Index, Russell Mid Cap Growth Index, Russell 2000 Growth Index, Russell 3000 Growth Index, Russell 2000 Value Index, Russell Mid Cap Value Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index, the Nasdaq 100 Index, the Lehman Brothers Intermediate Term Government/Corporate Bond Index or the InformationWeek 100 Index, or more narrowly based or blended indices that reflect the market sectors in which that Fund invests.

                  The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

                  The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

                  All performance figures for the Fund are based upon historical results and do not assure future performance (before or after taxes). The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. State and local taxes are not considered. In addition, the formulas do not take into account the effect of the alternative minimum tax or phaseouts of certain tax credits, exemptions and deductions for taxpayers whose adjusted gross income is above a specified amount.

                  Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 3, 5 and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                         n
                                 P(1 + T)  = ERV

                  Where    P     = a hypothetical initial payment of $1,000
                           T     = the average annual total return
                           n     = the number of years
                           ERV   = the ending redeemable value of a hypothetical
                                   $1,000 payment made at the beginning of the period.

                  All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

                  Quotations of average annual total return (after taxes on distributions) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:

                                       n
                                 P(1+T)  = ATV
                                              D

                  Where:   P     = a hypothetical initial payment of $1,000
                           T     = the average annual total return (after
                                   taxes on distributions)
                           n     = the number of years
                           ATV   = ending value of a hypothetical $1,000
                              D    payment made at the beginning of the period.

                  In calculating average annual total return (after taxes on distributions), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, and (d) all recurring fees charged to all shareholder accounts are included.

                  Quotations of average annual total return (after taxes on distributions and redemption) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:

                                       n
                                 P(1+T)  = ATV
                                              DR

                  Where:   P     = a hypothetical initial payment of $1,000
                           T     = the average annual total return (after taxes
                                   on distributions and redemption)
                           n     = the number of years
                           ATV   = ending value of a hypothetical $1,000 payment
                              DR   made at the beginning of the period.

                  In calculating average annual total return (after taxes on distributions and redemption), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, (d) all recurring fees charged to all shareholder accounts are included, and (e) capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added.

                  Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Total return of the Institutional Shares and other classes of shares of the Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.

14.               ADDITIONAL INFORMATION

FUND ORGANIZATION

                  The Fund is a separate series of the Berger Investment Portfolio Trust (the "Trust"), a Delaware business trust established under the Delaware Business Trust Act. The Fund was established on March 28, 2002.

                  The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Fund is one of six series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. The Fund currently has three classes of shares, although others may be added in the future.

                  Shares of the Fund are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

                  DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, investors of the Fund will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no investor shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the investors of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

                  In order to protect investors from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any investor by reason of being or having been an investor, and that the Trust shall, upon request, assume the defense of any such claim made against such investor for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

                  As a result, the risk of an investor of the Fund incurring financial loss on account of investor liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that the risk of personal liability to investors of the Fund is therefore remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of investors for liabilities of the Trust or the Fund.

                  CORPORATE GOVERNANCE INFORMATION PERTAINING TO THE FUND. The Fund is not required to hold annual investor meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees. If investors owning at least 10% of the outstanding shares of the Trust so request, a special investors' meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by investors desiring to call a special meeting for the purpose of considering the removal of a trustee.

                  Investors of the Fund and, when applicable, the other series/classes of the Trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote.

                  Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.

                  Shares of the Fund have no preemptive rights. There are no sinking funds or arrearage provisions that may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights, except that investors of any class of the Fund may convert their shares into shares of any other class of the Fund in the event and only in the event the investor ceases to be eligible to purchase or hold shares of the original class or becomes eligible to purchase shares of a different class, by reason of a change in the investor's status under the conditions of eligibility in effect for such class at that time. Shares of the Fund may be transferred by endorsement, or other customary methods, but the Fund is not bound to recognize any transfer until it is recorded on its books.

                  Under governing corporate law, each Fund may enter into a variety of corporate transactions, such as reorganizations, conversions, mergers and asset transfers, or may be liquidated. Any such transaction would be subject to a determination from the directors or trustees that the transaction was in the best interests of the Fund and its investors, and may require obtaining investor approval.

MORE ON SPECIAL FUND STRUCTURE

                  The Fund has divided its shares into classes and has three classes of shares outstanding, the Institutional Shares covered by this SAI, and the Service Shares and Investor Shares offered through separate prospectuses and statements of additional information. The Fund implemented its multi-class structure by adopting a Rule 18f-3 Plan under the Investment Company Act of 1940 permitting it to issue its shares in classes. The Fund's Rule 18f-3 Plan governs such matters as class features, dividends, voting, allocation of income and expenses between classes, exchange and trustee monitoring of the Plan. Each class is subject to such investment minimums and other conditions of eligibility as are set forth in the relevant prospectus for the class, as it may be amended from time to time. Investor Shares are made available to the general public and bear a 0.25% 12b-1 fee. Information concerning Investor Shares is available from the Fund at 1-800-333-1001. Service Shares are available through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries and bear a 0.25% 12b-1 fee and a 0.25% service fee. Information concerning Service Shares is available from the Fund at 1-800-333-1001.

                  Subject to the Trust's Declaration of Trust and any other applicable provisions, the trustees of the Trust have the authority to create additional classes, or change existing classes, from time to time, in accordance with Rule 18f-3 under the Act.

PRINCIPAL INVESTORS

                  Insofar as the management of the Fund is aware, as of December 31, 2002, no person owned, beneficially or of record, more than 5% of the outstanding shares of the Institutional Shares class of the Fund, except for the following:

                 OWNER                                             PERCENTAGE HELD
                 -----                                             ---------------
       Charles Schwab & Co., Inc.                                       52.83%
       101 Montgomery Street
       San Francisco, CA 94104

       Berger Financial Group LLC
       210 University Blvd.                                             43.72%
       Denver, CO  80206

                  In addition, as of December 31, 2002, Schwab owned of record 15.42% of the Investor Shares class of the Fund, which together with its Institutional Shares, constitute 23.31% of the Fund's total outstanding shares. Also as of December 31, 2002, Schwab owned of record 25.50% of all the outstanding shares of the Berger Investment Portfolio Trust, of which the Fund is one outstanding series.

                  Any person owning more than 25% of the outstanding securities of the Fund may be deemed to control it. Schwab is believed to hold its shares of the Fund as nominee for the benefit of its clients or customers.

DISTRIBUTION

                  Berger Distributors LLC, as the Fund's Distributor, is the principal underwriter of the Fund's shares. The Distributor is a wholly owned subsidiary of BFG. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of the Fund's shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. Andrew J. Iseman, Manager and Vice President of the Distributor, is also a Vice President of the Fund. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Assistant Secretary of the Fund. Brian Ferrie, Vice President and Chief Financial Officer of the Distributor, is also Vice President of the Fund. Anthony Bosch, President and Chief Compliance Officer of the Distributor, is also Vice President of the Fund. Sue Vreeland, Assistant Secretary of the Distributor, is also Secretary of the Fund.

                  The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues through April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Trust who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Trust or the Distributor. The Distribution Agreement is subject to termination by the Trust or the Distributor on 60 days' prior written notice and terminates automatically in the event of its assignment. The Fund's offerings are continuous, and, under the Distribution Agreement, the Distributor continuously offers the Fund's shares and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by BFG for its costs in distributing Fund shares.

OTHER INFORMATION

                  The Fund has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Fund of which this SAI is a part. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

                  Davis Graham & Stubbs LLP, 1550 Seventeenth Street, Suite 500, Denver, Colorado, acts as counsel to the Fund.

INDEPENDENT ACCOUNTANTS

                  PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, acted as independent accountants for the Fund for the period ended September 30, 2002. In that capacity, PricewaterhouseCoopers LLP audited the financial statements of the Fund referenced below under "Financial Information".

                  PricewaterhouseCoopers LLP has been appointed to act as independent accountants for the Fund for the fiscal year ended September 30, 2003. In that capacity, PricewaterhouseCoopers LLP will audit the financial statements of the Fund and assist the Fund in connection with the preparation of its 2002 income tax returns.

FINANCIAL INFORMATION

                  A copy of the Annual Report referenced below is enclosed with a copy of this SAI. Additional copies of that Annual Report may be obtained upon request without charge at bergerfunds.com or by calling the Fund at 1-800-259-2820.

Year-End Financial Statements

                 The following financial statements for the Fund are incorporated herein by reference from the Annual Report to Shareholders of the Berger Funds dated September 30, 2002, in each case along with the Report of Independent Accountants thereon dated November 6, 2002.

                 Schedule of Investments as of September 30, 2002

                 Statement of Assets and Liabilities as of September 30, 2002

                 Statement of Operations for the Period Ended September 30, 2002

                 Statements of Changes in Net Assets for the period indicated

                 Notes to Financial Statements, September 30, 2002

                 Financial Highlights for the period indicated

                                   APPENDIX A


HIGH-YIELD/HIGH RISK CONVERTIBLE BONDS

         The Fund may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). However, the Fund will not purchase any security in default at the time of purchase. The Fund will not invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

         Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers, or in general economic conditions or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities may also have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, the Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

         Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in the Fund's percentage limits for investments rated below investment grade, unless the Fund's sub-adviser deems such securities to be the equivalent of investment grade. If securities purchased by the Fund are downgraded following purchase or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

         Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that the securities will decline in value, because credit ratings represent evaluations of the safety of principal, dividend and/or interest payments and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

         Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

         Expenses incurred in recovering an investment in a defaulted security may adversely affect the Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

         The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

         Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A-Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa-Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

         B-Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds that are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

         Ca-Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.


KEY TO STANDARD & POOR'S CORPORATE RATINGS

         AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A-Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

         C1-The rating C1 is reserved for income bonds on which no interest is being paid.

         D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                         BERGER SMALL CAP VALUE FUND II
                 (A SERIES OF BERGER INVESTMENT PORTFOLIO TRUST)


                                 SERVICE SHARES



                       STATEMENT OF ADDITIONAL INFORMATION
                        INVESTOR SERVICES: 1-800-960-8427


                  This Statement of Additional Information ("SAI") is not a prospectus. It relates to the Prospectus describing the Service Shares of the Berger Small Cap Value Fund II (the "Fund"), dated January 28, 2003, as it may be amended or supplemented from time to time, which may be obtained by writing the Fund at P.O. Box 5005, Denver, Colorado 80217-5005, or calling 1-800-551-5849.

                  This SAI is about the class of shares of the Fund designated as Service Shares. Service Shares are not offered directly to the public, but are sold through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. Shares of the Fund may be offered through certain financial intermediaries that may charge their customers transaction or other fees with respect to the customers' investment in the Fund.

                  The financial statements of the Fund for the period ended September 30, 2002, and the related Report of Independent Accountants on those statements, are incorporated into this SAI by reference from the Fund's 2002 Annual Report to Shareholders dated September 30, 2002

                  A copy of that Annual Report is available, without charge, upon request, by calling 1-800-333-1001.






                             DATED JANUARY 28, 2003

                                TABLE OF CONTENTS
                                        &
                         CROSS-REFERENCES TO PROSPECTUS


                                                              CROSS-REFERENCES TO
                                               PAGE           RELATED DISCLOSURES
SECTION                                         NO.           IN PROSPECTUS
------------------------------------------   ---------        ------------------------------------------------------
    Introduction                                 2            Table of Contents

1.  Investment Strategies and Risks of           2            Berger Small Cap Value Fund II;
    the Fund                                                  The Fund's Goal and Principal Investment Strategies;
                                                              Principal Risks

2.  Investment Restrictions                     14            Berger Small Cap Value Fund II; The Fund's Goal and
                                                              Principal Investment Strategies; Principal Risks;
                                                              Investment Techniques, Securities and Associated Risks

3.  Management of the Fund                      16            Organization of the Fund

4.  Investment Adviser and Sub-Adviser          25            Organization of the Fund

5.  Expenses of the Fund                        27            Fund Expenses; Organization of the Fund

6.  Brokerage Policy                            30            Organization of the Fund

7.  Purchasing and Redeeming Shares of the      32            Purchasing and Selling (Redeeming) Shares
    Fund

8.  How the Net Asset Value is Determined       32            Fund Share Price

9.  Income Dividends, Capital Gains             33            Distributions and Taxes
    Distributions and Tax Treatment

10. Suspension of Redemption Rights             35            Information About Your Account

11. Performance Information                     35            Financial Highlights for the Fund

12. Additional Information                      37            Organization of the Fund; Special Fund Structure

    Financial Information                       40            Financial Highlights for the Fund

                                  INTRODUCTION


                  The Fund described in this SAI is a mutual fund, or an open-end management investment company. The Fund is a diversified fund.

1.                INVESTMENT STRATEGIES AND RISKS OF THE FUND

                  The Prospectus discusses the investment objective of the Fund and the principal investment strategies employed to achieve that objective. It also describes the principal risks of investing in the Fund.

                  This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies.

                  COMMON AND PREFERRED STOCKS. Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis. Profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay dividends, the Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividends. Such investments would be made primarily for their capital appreciation potential. All investments in stocks are subject to market risk, meaning that their prices may move up and down with the general stock market, and that such movements might reduce their value.

                  DEBT SECURITIES. Debt securities (such as bonds or debentures) are fixed-income securities that bear interest and are issued by corporations or governments. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal on a specific maturity date. In addition to market risk, debt securities are generally subject to two other kinds of risk: credit risk and interest rate risk. Credit risk refers to the ability of the issuer to meet interest or principal payments as they come due. The lower the rating given a security by a rating service (such as Moody's Investor Service ("Moody's") and Standard & Poor's ("S&P")), the greater the credit risk the rating service perceives with respect to that security. The Fund will not purchase any nonconvertible securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). In cases in which the ratings assigned by more than one rating agency differ, the Fund will consider the security as rated in the higher category. If nonconvertible securities purchased by the Fund are downgraded to below investment grade following purchase, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

                  Interest rate risk refers to the fact that the value of fixed-income securities (like debt securities) generally fluctuates in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the price of fixed-income securities held by the Fund. Conversely, during periods of rising interest rates, the value of fixed-income securities held by the Fund will generally decline. Longer-term securities are generally more sensitive to interest rate changes and are more volatile than shorter-term securities, but they generally offer higher yields to compensate investors for the associated risks.

                  Certain debt securities can also present prepayment risk. For example, a security may contain redemption and call provisions. If an issuer exercises these provisions when interest rates are declining, the Fund could sustain investment losses as well as have to reinvest the proceeds from the security at lower interest rates, resulting in a decreased return for the Fund.

                  CONVERTIBLE SECURITIES. The Fund may also purchase debt or equity securities that are convertible into common stock when the Fund's sub-adviser believes they offer the potential for a higher total return than nonconvertible securities. Although fixed-income securities generally have a priority claim on a corporation's assets over that of common stock, some of the convertible securities that the Fund may hold are high-yield/high-risk securities that are subject to special risks, including the risk of default in interest or principal payments, which could result in a loss of income to the Fund or a decline in the market value of the securities. Convertible securities often display a degree of market price volatility that is comparable to common stocks. The credit risk associated with convertible securities generally is reflected by their ratings by organizations such as Moody's or S&P or a similar determination of creditworthiness by the Fund's sub-adviser. The Fund has no preestablished minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Fund will not invest in any security in default at the time of purchase, and the Fund will invest less than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade. If convertible securities purchased by the Fund are downgraded following purchase, or if other circumstances cause 20% or more of the Fund's assets to be invested in convertible securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances. For a further discussion of debt security ratings, see Appendix A to this SAI.

                  SPECIAL SITUATIONS. The Fund may also invest in "special situations." Special situations are companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples are companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or that are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

                  ZEROS/STRIPS. The Fund may invest also in zero coupon bonds or in "strips." Zero coupon bonds do not make regular interest payments; rather, they are sold at a discount from face value. Principal and accreted discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest coupon after the securities are issued but otherwise are comparable to zero coupon bonds. The market values of "strips" and zero coupon bonds generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable term and quality.

                  SECURITIES OF SMALLER COMPANIES. The Fund may invest in securities of companies with small or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (that is, more abrupt or erratic price movements) than investments in larger, more mature companies because smaller companies may be at an earlier stage of development and may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

                  SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Fund may invest in securities of companies with limited operating histories. The Fund considers these to be securities of companies with a record of less than three years' continuous operation, even including the operations of any predecessors and parents. (These are sometimes referred to as "unseasoned issuers.") These companies by their nature have only a limited operating history that can be used for evaluating the company's growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with smaller companies.

                  INITIAL PUBLIC OFFERINGS. The Fund may invest in a company's securities at the time the company first offers securities to the public, that is, at the time of the company's initial public offering or IPO. Although companies can be any age or size at the time of their IPOs, they are often smaller and have a limited operating history, which involves a greater potential for the value of their securities to be impaired following the IPO. See "Securities of Smaller Companies" and "Securities of Companies with Limited Operating Histories".

                  Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal investors. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

                  The price of a company's securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, a Fund's adviser or sub-adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for 12 months or less will be treated as short-term gains, taxable as ordinary income to the Fund's investors. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

                  The effect of an IPO investment can have a magnified impact on a Fund's performance when the Fund's asset base is small. Consequently, IPOs may constitute a significant portion of a Fund's returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a smaller component of a Fund's assets as it increases in size and therefore have a more limited effect on the Fund's performance.

                  There can be no assurance that IPOs will continue to be available for the Fund to purchase. The number or quality of IPOs available for purchase by a Fund may vary, decrease or entirely disappear. In some cases, a Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the aftermarket at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.

                  The adviser's or sub-adviser's IPO trade allocation procedures govern which Fund and other advised accounts participate in the allocation of any IPO. See the heading "Trade Allocations" under Section 4. Under these IPO allocation procedures, a Fund generally will not participate in an IPO if the securities available for allocation to the Fund are insignificant relative to the Fund's net assets. As a result, a Fund or account whose assets are very large is not likely to participate in the allocation of many IPOs.

                  FOREIGN SECURITIES. The Fund may invest in foreign securities, which may be traded in foreign markets and denominated in foreign currency. The Fund's investments may also include American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), which are similar to ADRs, in bearer form, designed for use in the European securities markets, and in Global Depositary Receipts (GDRs).

                  Investments in foreign securities involve some risks that are different from the risks of investing in securities of U.S. issuers, such as the risk of adverse political, social, diplomatic and economic developments and, with respect to certain countries, the possibility of expropriation, taxes imposed by foreign countries or limitations on the removal of monies or other assets of the Fund. Moreover, the economies of individual foreign countries will vary in comparison to the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Securities of some foreign companies, particularly those in developing countries, are less liquid and more volatile than securities of comparable domestic companies. A developing country generally is considered to be in the initial stages of its industrialization cycle. Investing in the securities of developing countries may involve exposure to economic structures that are less diverse and mature and to political systems that can be expected to have less stability than developed countries.

                  There also may be less publicly available information about foreign issuers and securities than domestic issuers and securities, and foreign issuers generally are not subject to accounting, auditing and financial reporting standards, requirements and practices comparable to those applicable to domestic issuers. Also, there is generally less government supervision and regulation of exchanges, brokers, financial institutions and issuers in foreign countries than there is in the U.S. Foreign financial markets typically have substantially less volume than U.S. markets. Foreign markets also have different clearance and settlement procedures and, in certain markets, delays or other factors could make it difficult to effect transactions, potentially causing the Fund to experience losses or miss investment opportunities. The use of a foreign securities depository may increase this risk. The Fund may maintain assets with a foreign securities depository if certain conditions are met. A foreign securities depository may maintain assets on behalf of the Fund if the depository: (a) acts as or operates a system for the central handling of securities that is regulated by a foreign financial regulatory authority; (b) holds assets on behalf of the Fund under safekeeping conditions no less favorable than those that apply to other participants; (c) maintains records that identify the assets of participants and keeps its own assets separated from the assets of participants; (d) provides periodic reports to participants; and
(e) undergoes periodic examination by regulatory authorities or independent accountants. In addition, the Fund's primary custodian provides the Fund with an analysis of the custodial risks of using a depository, monitors the depository on a continuous basis and notifies the Fund of any material changes in risks associated with using the depository. In general, the analysis may include an analysis of a depository's expertise and market reputation; the quality of its services, its financial strength, and insurance or indemnification arrangements; the extent and quality of regulation and independent examination of the depository; its standing in published ratings; its internal controls and other procedures for safeguarding investments, and any related legal proceedings.

                  Costs associated with transactions in foreign securities are generally higher than with transactions in U.S. securities. The Fund will incur greater costs in maintaining assets in foreign jurisdictions and in buying and selling foreign securities generally, resulting in part from converting foreign currencies into U.S. dollars. In addition, the Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts, which may heighten the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

                  If the Fund is invested in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of the investments in its portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are in turn affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

                  PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS). The Fund may purchase the securities of certain companies considered Passive Foreign Investment Companies (PFICs) under U.S. tax laws. For certain types of PFICs, in addition to bearing their proportionate share of the Fund's expenses (management fees and operating expenses), investors will also indirectly bear similar expenses of such PFIC. PFIC investments also may be subject to less favorable U.S. tax treatment, as discussed in Section 9.

                  ILLIQUID AND RESTRICTED SECURITIES. The Fund is authorized to invest in securities that are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. However, the Fund will not purchase any such security, the purchase of which would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Fund might have to incur the potentially substantial expense and delay associated with effecting registration. If securities become illiquid following purchase or other circumstances cause more than 15% of the Fund's net assets to be invested in illiquid securities, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

                  Repurchase agreements maturing in more than seven days will be considered as illiquid for purposes of this restriction. Pursuant to guidelines established by the trustees, the Fund's sub-adviser will determine whether securities eligible for resale to qualified institutional buyers pursuant to SEC Rule 144A under the Securities Act of 1933 should be treated as illiquid investments considering, among other things, the following factors: (a) the frequency of trades and quotes for the security; (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security; and (d) the nature of the security and the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). The liquidity of the Fund's investments in Rule 144A securities could be impaired if qualified institutional buyers become uninterested in purchasing these securities.

                  REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements with various financial organizations, including commercial banks, registered broker-dealers and registered government securities dealers. A repurchase agreement is an agreement under which the Fund acquires a debt security (generally a debt security issued or guaranteed by the U.S. government or an agency thereof, a banker's acceptance or a certificate of deposit) from a commercial bank, broker or dealer, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian bank until repurchased. The Fund will not enter into a repurchase agreement maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in such repurchase agreements and other illiquid securities.

                  These transactions must be fully collateralized at all times by debt securities (generally a security issued or guaranteed by the U.S. Government or an agency thereof, a banker's acceptance or a certificate of deposit) but involve certain risks, such as credit risk to the Fund if the other party defaults on its obligation and the Fund is delayed or prevented from liquidating the collateral. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed and delayed. Further, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. The Fund expects that these risks can be controlled through careful monitoring procedures.

                  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Fund currently does not intend to purchase or sell securities on a when-issued or delayed delivery basis if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by the Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

                  When the Fund purchases securities on a when-issued basis, it will maintain, in a segregated account with its custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

                  LENDING OF PORTFOLIO SECURITIES. The Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. Loans of securities by the Fund will be collateralized by cash, letters of credit, or securities issued or guaranteed by the U.S. Government or its agencies. The collateral will equal at least 100% of the current market value of the loaned securities, marked-to-market on a daily basis. By lending its securities, the Fund will be attempting to generate income through the receipt of interest on the loan, which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

                  The Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940 or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time and (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

                  The Fund bears risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33 1/3% of the value of the Fund's total assets (including the value of the collateral received to secure the loan). Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

                  Although voting rights with respect to loaned securities pass to the borrower, the Fund retains the right to recall a security (or terminate a loan) for the purpose of exercising the security's voting rights. Efforts to recall loaned securities in time to exercise voting rights may be unsuccessful, especially for foreign securities or thinly traded securities. In addition, it is expected that loaned securities will be recalled for voting only when the items being voted on are, in the judgment of the Fund's sub-adviser, either material to the economic value of the security or threaten to materially impact the issuing company's corporate governance policies or structure.

                  SHORT SALES. The Fund currently is permitted to engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box").

                  In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If the Fund engages in a short sale, the collateral account will be maintained by the Fund's custodian. While the short sale is open, the Fund will maintain in a segregated custodial account an amount of securities convertible into or exchangeable for such equivalent securities at no additional cost. These securities would constitute the Fund's long position.

                  Under prior law, the Fund could have made a short sale, as described above, when it wanted to sell a security it owned at a current attractive price but also wished to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. However, federal tax legislation has eliminated the ability to defer recognition of gain or loss in short sales against the box, and accordingly it is not anticipated that the Fund will be engaging in these transactions unless there are further legislative changes.

                  HEDGING TRANSACTIONS. The Fund is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, protecting against market risk caused by market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures that may be established by the trustees from time to time. In addition, the Fund is not required to hedge. Decisions regarding hedging are subject to the adviser's judgment of the cost of the hedge, its potential effectiveness and other factors the adviser considers pertinent.

                  A hedging transaction may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. In addition, hedging transactions do not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire. Use of these instruments by the Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation or, in the case of a call option written by the Fund, may exceed the premium received for the option. However, the Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by the Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

                  The principal risks of the Fund utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counterparty, the Fund will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  Following is additional information concerning the futures, forwards and options that the Fund may utilize, provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, the Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                  Futures Contracts. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

                  The Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

                  Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. The Fund will incur brokerage fees when it buys or sells futures contracts.

                  In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

                  The Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, the Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

                  Although the Fund would hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

                  The acquisition or sale of a futures contract may occur, for example, when the Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby prevent the Fund's net asset value from declining as much as it otherwise would have. The Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows the Fund to maintain a defensive position without having to sell portfolio securities.

                  Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated, and the Fund could buy equity securities on the cash market.

                  The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions that could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the Fund still may not result in a successful use of futures.

                  Futures contracts entail additional risks. Although the Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, the Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

                  The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not exactly match the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

                  Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in the Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

                  Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions could also be impaired.

                  Options on Futures Contracts. The Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, the Fund may buy a call option on a futures contract to hedge against a market advance, and the Fund might buy a put option on a futures contract to hedge against a market decline.

                  The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency that is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, the Fund will retain the full amount of the option premium that provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

                  The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

                  The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

                  Forward Foreign Currency Exchange Contracts. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Fund currently intends that it will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although the Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Fund's objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity or may hold the contract to maturity and complete the contemplated exchange.

                  The following discussion summarizes the Fund's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. The Fund may also enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

                  These types of hedging minimize the effect of currency appreciation as well as depreciation but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another limits the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

                  The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts.

                  While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. The Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. In addition, when the Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

                  Options on Securities and Securities Indices. The Fund may buy or sell put or call options and write covered call options on securities that are traded on United States or foreign securities exchanges or over-the-counter. Buying an option involves the risk that, during the option period, the price of the underlying security will not increase (in the case of a call) to above the exercise price or will not decrease (in the case of a put) to below the exercise price, in which case the option will expire without being exercised and the holder would lose the amount of the premium. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the Fund to the option holder at a lower price than its current market value and the Fund's potential for capital appreciation on the security would be limited to the exercise price. Moreover, when the Fund writes a call option on a securities index, the Fund bears the risk of loss resulting from imperfect correlation between movements in the price of the index and the price of the securities set aside to cover such position. Although they entitle the holder to buy equity securities, call options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

                  A call option written by the Fund is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

                  The writer of a call option may have no control when the underlying securities must be sold. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period.

                  The writer of an exchange-traded call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. If the Fund desires to sell a particular security from the Fund's portfolio on which the Fund has written a call option, the Fund will effect a closing transaction prior to or concurrent with the sale of the security. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. An investor who is the holder of an exchange-traded option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

                  The Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; the Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

                  An option position may be closed out only when a secondary market exists for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that the Fund would have to exercise the options in order to realize any profit. If the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (a) there may be insufficient trading interest in certain options, (b) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (c) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (d) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (e) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (f) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

                  In addition, when the Fund enters into an over-the-counter option contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

                  An option on a securities index is similar to an option on a security except that rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, on exercise of the option, an amount of cash if the closing level of the securities index on which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

                  The Fund may buy call options on securities or securities indices to hedge against an increase in the price of a security or securities that the Fund may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index rises sufficiently, the option may expire and become worthless to the Fund. The Fund may buy put options to hedge against a decline in the value of a security or its portfolio. The premium paid for the put option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index declines sufficiently, the option may expire and become worthless to the Fund.

                  An example of a hedging transaction using an index option would be if the Fund were to purchase a put on a stock index, in order to protect the Fund against a decline in the value of all securities held by it to the extent that the stock index moves in a similar pattern to the prices of the securities held. While the correlation between stock indices and price movements of the stocks in which the Fund will generally invest may be imperfect, the Fund expects, nonetheless, that the use of put options that relate to such indices will, in certain circumstances, protect against declines in values of specific portfolio securities or the Fund's portfolio generally. Although the purchase of a put option may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of a put will reduce the potential return on the security or the portfolio.

                  TEMPORARY DEFENSIVE MEASURES. Although the Fund reserves the right to take temporary defensive measures, it is the intention of the Fund to remain fully invested at all times. The Fund may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis, when its adviser or sub-adviser believes market, economic or political conditions warrant a temporary defensive position. In addition, certain unusual circumstances may force the Fund to temporarily depart from the investment requirement implied by its name. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, the Fund could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.

                  PORTFOLIO TURNOVER. Investment changes in the Fund will be made whenever management deems them appropriate even if this results in a higher portfolio turnover rate. A 100% annual turnover rate results, for example, if the equivalent of all of the securities in the Fund's portfolio are replaced in a period of one year. In addition, portfolio turnover for the Fund may increase as a result of large amounts of purchases and redemptions of shares of the Fund due to economic, market or other factors that are not within the control of management.

                  Higher portfolio turnover will necessarily result in correspondingly higher brokerage costs for the Fund. The existence of a high portfolio turnover rate has no direct relationship to the tax liability of the Fund, although sales of certain stocks could lead to realization of gains and, possibly, increased taxable distributions to investors. The Fund's brokerage policy is discussed further under Section 6--Brokerage Policy, and additional information concerning income taxes is located under Section 9--Income Dividends, Capital Gains Distributions and Tax Treatment.

2.                INVESTMENT RESTRICTIONS

                  The investment objective of the Fund is capital appreciation. The investment objective of the Fund is considered fundamental, meaning that it cannot be changed without an investor vote. There can be no assurance that the Fund's investment objective will be realized.

                  The Fund has also adopted certain investment policies, strategies, guidelines and procedures in pursuing its objective. These may be changed without an investor vote. The principal policies and strategies used by the Fund are described in the Prospectus.

                  In addition, the Fund has adopted certain fundamental and non-fundamental restrictions on its investments and other activities, which are listed below. Fundamental restrictions may not be changed without the approval of (a) 67% or more of the voting securities of the Fund present at a meeting of investors thereof if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (b) more than 50% of the outstanding voting securities of the Fund. Non-fundamental restrictions may be changed in the future by action of the trustees without an investor vote.

                  The following fundamental restrictions apply to the Fund. The Fund may not:

                  1. With respect to 75% of the Fund's total assets, purchase the securities of any one issuer (except U.S. government securities) if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets or (b) the Fund owns more than 10% of the outstanding voting securities of such issuer.

                  2. Invest in any one industry (other than U.S. government securities) 25% or more of the value of its total assets at the time of such investment.

                  3. Borrow money, except from banks for temporary or emergency purposes in amounts not to exceed 25% of the Fund's total assets (including the amount borrowed) taken at market value, nor pledge, mortgage or hypothecate its assets, except to secure permitted indebtedness and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets taken at market value. When borrowings exceed 5% of the Fund's total assets, the Fund will not purchase portfolio securities.

                  4. Act as a securities underwriter (except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security), issue senior securities (except to the extent permitted under the Investment Company Act of 1940), invest in real estate (although it may purchase shares of a real estate investment trust), or invest in commodities or commodity contracts except financial futures transactions, futures contracts on securities and securities indices and options on such futures, forward foreign currency exchange contracts, forward commitments or securities index put or call options.

                  5. Make loans, except that the Fund may enter into repurchase agreements and may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

                  The trustees have adopted additional non-fundamental investment restrictions for the Fund. These limitations may be changed by the trustees without an investor vote. The non-fundamental investment restrictions include the following:

                  1. The Fund may not purchase securities on margin from a broker or dealer, except that the Fund may obtain such short-term credits as may be necessary for the clearance of transactions, and may not make short sales of securities, except that the Fund may make short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equivalent kind and amount of the security being sold short at no additional cost (i.e., short sales "against the box"). This limitation shall not prohibit or restrict the Fund from entering into futures, forwards and options contracts or from making margin payments and other deposits in connection therewith.

                  2. The Fund may not purchase the securities of any other investment company, except by purchase in the open market involving no commission or profit to a sponsor or dealer (other than the customary broker's commission).

                  3. The Fund may not invest in companies for the purposes of exercising control of management.

                  4. The Fund may not purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value at the time of purchase would be invested in such securities.

                  5. Only for the purpose of hedging, the Fund may purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, but no more than 5% of the Fund's net assets at the time of purchase may be invested in initial margins for financial futures transactions and premiums for options. The Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

                  6. The Fund may not purchase or sell securities on a when-issued or delayed delivery basis, if as a result more than 5% of its total assets taken at market value at the time of purchase would be invested in such securities.

                  7. The Fund has adopted an investment strategy pursuant to Rule 35d-1 of the 1940 Act, which requires that at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) be invested, under normal circumstances, in a strategy suggested by the Fund's name. Investors will be given at least 60 days' notice prior to any change in the existing investment strategy of the Fund.

3.                MANAGEMENT OF THE FUND

                  The Fund is supervised by trustees who are responsible for major decisions about the Fund's policies and overall Fund oversight. The Fund's Board hires the companies that run day-to-day Fund operations, such as the investment adviser, sub-adviser, administrator, transfer agent and custodian.

                  The trustees and executive officers of the Fund are listed below, together with information that includes their principal occupations during the past five years and other principal business affiliations. The trustees of the Fund have adopted a trustee retirement age of 75 years.


                                 POSITION(s)
                                 HELD WITH
                                 THE TRUST;                                                    NUMBER OF
                                 TERM OF                                                       FUNDS IN
                                 OFFICE AND                                                    FUND
                                 LENGTH OF                                                     COMPLEX       OTHER
NAME, ADDRESS                    TIME                                                          OVERSEEN      DIRECTORSHIPS
AND AGE                          SERVED        PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS   BY TRUSTEE    HELD BY TRUSTEE
-----------------------------    ------------- ---------------------------------------------   ------------- --------------------
INDEPENDENT TRUSTEES
Michael Owen                     Chairman of   Dean of Zayed University (since September          17               n/a
210 University Blvd.             the Board;    2000). Formerly self-employed as a
Denver, CO 80206                 34 years      financial and management consultant, and in
                                               real estate development (from June 1999 to
DOB: 1937                                      September 2000). Dean (from 1993 to June
                                               1999), and a member of the Finance faculty
                                               (from 1989 to 1993), of the College of
                                               Business, Montana State University.
                                               Formerly, Chairman and Chief Executive
                                               Officer of Royal Gold, Inc. (mining) (1976
                                               to 1989).

Dennis E. Baldwin                Trustee;      President, Baldwin Financial Counseling            17               n/a
210 University Blvd.             11 years      (since July 1991). Formerly, Vice President
Denver, CO 80206                               and Denver Office Manager of Merrill Lynch
                                               Capital Markets (1978 to 1990).
DOB: 1928

Katherine A. Cattanach, CFA      Vice Chair    General Partner/Managing Principal (since          17               n/a
210 University Blvd.             of the        September 1987), Sovereign Financial
Denver, CO 80206                 Board;        Services, Inc. (financial consulting and
                                 8 years       management firm). Executive Vice President
DOB: 1945                                      (1981 to 1988), Captiva Corporation,
                                               Denver, Colorado (private investment
                                               management firm). Ph.D. in Finance (Arizona
                                               State University).

Paul R. Knapp                    Trustee;      Executive Officer of DST Systems, Inc.             17       Director and Vice
210 University Blvd.             8 years       ("DST"), a publicly traded information and                  President (February
Denver, CO 80206                               transaction processing company, which acts                  1998 to November 2000)
                                               as the Funds' transfer agent (since October                 of West Side
DOB: 1945                                      2000). DST is 33% owned by Janus Capital                    Investments, Inc.
                                               Group Inc., which owns approximately 89.5%                  (investments), a wholly
                                               of Berger Financial Group LLC. Mr. Knapp                    owned subsidiary of DST
                                               owns common shares and options convertible                  Systems, Inc.
                                               into common shares of DST Systems which, in
                                               the aggregate and assuming exercise of the
                                               options, would result in his owning less
                                               than 1/2 of 1% of DST System's common
                                               shares. Mr. Knapp is also President of
                                               Vermont Western Assurance, Inc., a wholly
                                               owned subsidiary of DST Systems (since
                                               December 2000). President, Chief Executive
                                               Officer and a director (September 1997 to
                                               October 2000) of DST Catalyst, Inc., an
                                               international financial markets consulting,
                                               software and computer services company,
                                               (now DST International, a subsidiary of
                                               DST). Previously (1991 to October 2000),
                                               Chairman, President, Chief Executive
                                               Officer and a director of Catalyst
                                               Institute (international public policy
                                               research organization focused primarily on
                                               financial markets and institutions); also
                                               (1991 to September 1997), Chairman,
                                               President, Chief Executive Officer and a
                                               director of Catalyst Consulting
                                               (international financial institutions
                                               business consulting firm).


                                 POSITION(s)
                                 HELD WITH
                                 THE TRUST;                                                    NUMBER OF
                                 TERM OF                                                       FUNDS IN
                                 OFFICE AND                                                    FUND
                                 LENGTH OF                                                     COMPLEX       OTHER
NAME, ADDRESS                    TIME                                                          OVERSEEN      DIRECTORSHIPS
AND AGE                          SERVED        PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS   BY TRUSTEE    HELD BY TRUSTEE
-----------------------------    ------------- ---------------------------------------------   ------------- --------------------
INDEPENDENT TRUSTEES
Harry T. Lewis, Jr.              Trustee;      Lewis Investments (since June 1988)                17       Director, J.D. Edwards &
210 University Blvd.             15 years      (self-employed private investor). Formerly,                 Co. (1995 to March 2002)
Denver, CO 80206                               Senior Vice President, Rocky Mountain                       Director, National Fuel
                                               Region, of Dain Bosworth Incorporated and                   Corporation (oil & gas
DOB: 1933                                      member of that firm's Management Committee                  gas production);
                                               (1981 to 1988).                                             Advisory Director,
                                                                                                           Otologics, LLC,
                                                                                                           (implantable hearing
                                                                                                           aid) (since 1999);
                                                                                                           Member of Community
                                                                                                           Advisory Board, Wells
                                                                                                           Fargo Bank-Denver

William Sinclaire                Trustee;      President (since January 1998), Santa Clara        17               n/a
210 University Blvd.             31 years      LLC (privately owned agricultural company).
Denver, CO 80206                               President (from January 1963 to January
                                               1998), Sinclaire Cattle Co. (privately
DOB: 1928                                      owned agricultural company).

Albert C. Yates                  Trustee;      President (since 1990), Chancellor and             17       Member, Board of
210 University Blvd.             1 1/2 years   Professor of Chemistry-Department of                        Directors, Adolph Coors
Denver, CO 80206                               Chemistry, of Colorado State University.                    Company (brewing
                                               Formerly Executive Vice President and                       company) (since 1998);
DOB: 1941                                      Provost (1983 to 1990), Academic Vice                       Member, Board of
                                               President and Provost (1981 to 1983) and                    Directors, Dominion
                                               Professor of Chemistry (1981 to 1990) of                    Industrial Capital Bank
                                               Washington State University. Vice President                 (1999 to 2000); Member,
                                               and University Dean for Graduate Studies                    Board of Directors,
                                               and Research and Professor of Chemistry of                  Centennial Bank of the
                                               the University of Cincinnati (1977 to                       West (since 2001)
                                               1981).


                               POSITION(s)
                               HELD WITH
                               THE TRUST;                                                      NUMBER OF
                               TERM OF                                                         FUNDS IN
                               OFFICE AND                                                      FUND
                               LENGTH OF                                                       COMPLEX      OTHER
NAME, ADDRESS                  TIME                                                            OVERSEEN     DIRECTORSHIPS
AND AGE                        SERVED          PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS   BY TRUSTEE   HELD BY TRUSTEE
-----------------------------  --------------  ---------------------------------------------   ----------   -----------------------
INTERESTED TRUSTEES AND OFFICERS OF THE TRUST
Jack R. Thompson*              President and   President and a director since May                 17        Audit Committee Member
210 University Blvd.           Trustee of      1999 (Executive Vice President from                          or the Public Employees
Denver, CO 80206               the Trust       February 1999 to May 1999) of Berger                         Retirement Association
                               (since May      Growth Fund and Berger Large Cap                             of Colorado (pension
DOB: 1949                      1999)           Growth Fund. President and a                                 plan) (from November
                                               trustee since May 1999 (Executive                            1997 to December 2001).
                                               Vice President from February 1999 to
                                               May 1999) of Berger Investment
                                               Portfolio Trust, Berger Institutional
                                               Products Trust, Berger Worldwide
                                               Funds Trust, Berger Worldwide
                                               Portfolios Trust and Berger Omni
                                               Investment Trust. President and Chief
                                               Executive Officer (since June 1999)
                                               (Executive Vice President from
                                               February 1999 to June 1999) of Berger
                                               Financial Group LLC. Director,
                                               President and Chief Executive Office
                                               of Stilwell Management, Inc. (from
                                               September 1999 to December 2002).
                                               President and Chief Executive Officer
                                               of Berger/Bay Isle LLC (from May 1999
                                               to December 2002). Self-employed as a
                                               consultant from July 1995 to February
                                               1999. Director of Wasatch Advisors
                                               (investment management) from February
                                               1997 to February 1999.

* Mr. Thompson is considered an interested person of the Trust due to his positions held at Berger Financial Group LLC (or its affiliated companies).



                                 POSITION(s) HELD WITH THE TRUST,
NAME, ADDRESS                    TERM OF OFFICE AND LENGTH OF TIME
AND AGE                          TIME SERVED                          PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------------------------- -----------------------------------  ----------------------------------------------------------
OFFICERS OF THE TRUST
Janice M. Teague*                Vice President of the Trust          Vice President (since November 1998) and Assistant
210 University Blvd.             (since November 1998) and            Secretary (since February 2000 and previously from
Denver, CO 80206                 Assistant Secretary (since           September 1996 to November 1998) and Secretary (from
                                 February 2000)                       November 1998 to February 2000) of the Berger Funds. Vice
DOB: 1954                                                             President (since October 1997), Secretary (since November
                                                                      1998) and Assistant Secretary (from October 1996 to
                                                                      November 1998) with Berger Financial Group LLC. Vice
                                                                      President and Secretary with Berger Distributors LLC
                                                                      (since August 1998). Vice President and Secretary of Bay
                                                                      Isle Financial LLC (since January 2002). Formerly,
                                                                      self-employed as a business consultant (from June 1995 to
                                                                      September 1996).

Andrew J. Iseman*                Vice President of the Trust          Vice President of the Berger Funds (since March 2001).
210 University Blvd.             (since Mar. 2001)                    Vice President (since September 1999) and Chief
Denver, CO 80206                                                      Operating Officer (since November 2000) of Berger
                                                                      Financial Group LLC. Manager (since September 1999) and
DOB: 1964                                                             Director (from June 1999 to September 1999) of Berger
                                                                      Distributors LLC. Vice President-Operations (from
                                                                      February 1999 to November 2000) of Berger Financial
                                                                      Group LLC. Associate (from November 1998 to February
                                                                      1999) with DeRemer & Associates (a consulting firm).
                                                                      Vice President-Operations (from February 1997 to
                                                                      November 1998) and Director of Research and Development
                                                                      (from May 1996 to February 1997) of Berger Financial
                                                                      Group LLC.



                                 POSITION(s) HELD WITH THE TRUST,
NAME, ADDRESS                    TERM OF OFFICE AND LENGTH OF TIME
AND AGE                          TIME SERVED                          PRINCIPAL OCCUPATIONS DURING THE PAST 5 YEARS
-------------------------------- -----------------------------------  ----------------------------------------------------------
OFFICERS OF THE TRUST
Anthony R. Bosch*                Vice President of the Trust          Vice President of the Berger Funds (since February
210 University Blvd.             (since Feb. 2000)                    2000). Vice President (since June 1999) and Chief Legal
Denver, CO 80206                                                      Officer (since August 2000) with Berger Financial Group
                                                                      LLC. President, Chief Executive Officer, Manager (since
DOB: 1965                                                             December 2002), Vice President (from September 2001 to
                                                                      December 2002) and Chief Compliance Officer (since
                                                                      September 2001) with Berger Distributors LLC. Vice
                                                                      President of Bay Isle Financial LLC (since January
                                                                      2002). Formerly, Assistant Vice President of Federated
                                                                      Investors, Inc. (from December 1996 through May 1999),
                                                                      and Attorney with the U.S. Securities and Exchange
                                                                      Commission (from June 1990 through December 1996).

Brian S. Ferrie*                 Vice President of the Trust          Vice President of the Berger Funds (since November
210 University Blvd.             (since Nov. 1998)                    1998). Vice President (since February 1997), Treasurer
Denver, CO 80206                                                      and Chief Financial Officer (since March 2001) and
                                                                      Chief Compliance Officer (from August 1994 to March
DOB: 1958                                                             2001) with Berger Financial Group LLC. Vice President
                                                                      (since May 1996), Treasurer and Chief Financial Officer
                                                                      (since March 2001) and Chief Compliance Officer (from
                                                                      May 1996 to September 2001) with Berger Distributors
                                                                      LLC.

John A. Paganelli*               Vice President (since Nov. 1998)     Vice President (since November 1998), Treasurer (since
210 University Blvd.             and Treasurer (since Mar. 2001)      March 2001) and Assistant Treasurer (from November 1998
Denver, CO 80206                 of the Trust                         to March 2001) of the Berger Funds. Vice President
                                                                      (since November 1998) and Manager of Accounting (from
DOB: 1967                                                             January 1997 to November 1998) with Berger Financial
                                                                      Group LLC. Formerly, Manager of Accounting (from
                                                                      December 1994 to October 1996) and Senior Accountant
                                                                      (from November 1991 to December 1994) with Palmeri Fund
                                                                      Administrators, Inc.

Sue Vreeland*                    Secretary of the Trust (since        Secretary of the Berger Funds (since February 2000).
210 University Blvd.             Feb. 2000)                           Assistant Secretary of Berger Financial Group LLC and
Denver, CO 80206                                                      Berger Distributors LLC (since June 1999) and Bay Isle
                                                                      Financial LLC (since December 2001). Formerly,
DOB: 1948                                                             Assistant Secretary of the Janus Funds (from March 1994
                                                                      to May 1999), Assistant Secretary of Janus
                                                                      Distributors, Inc. (from June 1995 to May 1997) and
                                                                      Manager of Fund Administration for Janus Capital
                                                                      Corporation (from February 1992 to May 1999).

David C. Price, CPA*             Assistant Vice President of the      Assistant Vice President (since March 2001) of the
210 University Blvd.             Trust (since Mar. 2001)              Berger Funds. Assistant Vice President-Compliance
Denver, CO 80206                                                      (since March 2001) and Manager-Compliance (from October
                                                                      1998 to March 2001) with Berger Financial Group LLC.
DOB: 1969                                                             Formerly, Senior Auditor (from July 1996 to August
                                                                      1998) and Auditor (from August 1993 to June 1996) with
                                                                      PricewaterhouseCoopers LLP, a public accounting firm.

Lance V. Campbell, CFA, CPA*     Assistant Treasurer of the Trust     Assistant Treasurer (since March 2001) of the Berger
210 University Blvd.             (since Mar. 2001)                    Funds. Assistant Vice President (since January 2002)
Denver, CO 80206                                                      and Manager of Investment Accounting (from August 1999
                                                                      to January 2002) with Berger Financial Group LLC.
DOB: 1972                                                             Formerly, Senior Auditor (from December 1998 to August
                                                                      1999) and Auditor (from August 1997 to December 1998)
                                                                      with PricewaterhouseCoopers LLP, a public accounting
                                                                      firm, and Senior Fund Accountant (from January 1996 to
                                                                      July 1997) with INVESCO Funds Group.

* Interested person (as defined in the Investment Company Act of 1940) of one or more of the Funds and/or of the Funds' adviser or sub-adviser.

The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Nominating Committee, Compensation Committee, Pricing Committee, and Brokerage Committee. Information about each of these committees is provided in the following table:



                                                                                                                  NUMBER OF MEETINGS
                                                                                                                  HELD DURING LAST
COMMITTEE                FUNCTIONS                                            MEMBERS                             FISCAL YEAR
---------                ---------                                            -------                             ------------------
Audit Committee          Reviews the financial reporting process, the         Michael Owen (Chair)
                         system of internal control, the audit process,       Katherine A. Cattanach (Vice Chair)
                         and the Trust's process for monitoring compliance    Dennis E. Baldwin                          4
                         with investment restrictions and applicable laws     Paul R. Knapp
                         as well as the Trust's Code of Ethics.               Harry T. Lewis, Jr.
                                                                              William Sinclaire
                                                                              Albert C. Yates

Nominating Committee     Identifies and recommends individuals for Trustee    Katherine A. Cattanach (Chair)
                         membership. The committee does not consider          Michael Owen
                         nominees recommended by securityholders.             Dennis E. Baldwin                          0
                                                                              Harry T. Lewis, Jr.
                                                                              William Sinclaire
                                                                              Albert C. Yates

Compensation Committee   Determines and reviews the level of                  Katherine A. Cattanach (Chair)
                         compensation for Independent Trustees/Directors.     William Sinclaire                          0
                                                                              Albert C. Yates

Pricing Committee        Determines the fair value of restricted securities   Harry T. Lewis, Jr. (Chair)
                         and other securities for which market quotations     Dennis E. Baldwin                          0
                         are not readily available pursuant to procedures     Jack R. Thompson
                         adopted by the Trustees.                             Albert C. Yates

Brokerage Committee      Reviews and makes recommendations regarding matters  Dennis E. Baldwin (Chair)
                         related to the Trust's use of brokerage commissions  Katherine A. Cattanach                     2
                         and placement of portfolio transactions.             Harry T. Lewis, Jr.
                                                                              Jack R. Thompson

The table below gives the dollar range of shares of each Fund, as well as the aggregate dollar range of shares of all funds advised and sponsored by Berger Financial Group LLC (the "Berger Funds"), owned by each Trustee as of December 31, 2002.


                                                                                                  AGGREGATE DOLLAR RANGE
                                                                                                  OF SECURITIES IN ALL REGISTERED
                                                                      DOLLAR RANGE OF             INVESTMENT COMPANIES OVERSEEN
NAME OF TRUSTEE              FUND                                     SECURITIES IN THE FUNDS     BY THE TRUSTEE IN BERGER FUNDS
---------------              ----                                     -----------------------     -------------------------------
INDEPENDENT TRUSTEES
Michael Owen                 Berger Growth Fund                       $1 - $10,000                Over $100,000
                             Berger Large Cap Growth Fund             $1 - $10,000
                             Berger Mid Cap Growth Fund               $10,001 - $50,000
                             Berger Mid Cap Value Fund                $10,001 - $50,000
                             Berger Balanced Fund                     $10,001 -- $50,000
                             Berger Small Company Growth Fund         $10,001 -- $50,000
                             Berger Information Technology Fund       $1 - $10,000
                             Berger International Fund                $10,001 -- $50,000
                             Berger Small Cap Value Fund              $50,000 - $100,000

Dennis E. Baldwin            Berger Small Cap Value Fund              $1 - $10,000                $1 - $10,000

Katherine A. Cattanach       None                                     n/a                         n/a

Paul R. Knapp                Berger Mid Cap Value Fund                $50,000 - $100,000          Over $100,000
                             Berger Small Cap Value Fund              $10,001 -- $50,000

Harry T. Lewis, Jr.          Berger Growth Fund                       $50,000 - $100,000          Over $100,000
                             Berger Large Cap Growth Fund             $10,001 - $50,000
                             Berger Mid Cap Growth Fund               $10,001 - $50,000
                             Berger Mid Cap Value Fund                $50,000 - $100,000
                             Berger Balanced Fund                     Over $100,000
                             Berger Small Company Growth Fund         $50,000 - $100,000
                             Berger Information Technology Fund       $10,001 - $50,000
                             Berger International Fund                $10,001 - $50,000
                             Berger Small Cap Value Fund              $50,000 - $100,000
                             Berger Small Cap Value Fund II           $10,001 - $50,000

William Sinclaire            None                                     n/a                         n/a

Albert C. Yates              Berger Large Cap Growth Fund             $10,001 -- $50,000          $10,001 -- $50,000
                             Berger Mid Cap Growth Fund               $10,001 -- $50,000
                             Berger Balanced Fund                     $10,001 -- $50,000
                             Berger Small Cap Value Fund              $10,001 -- $50,000

INTERESTED TRUSTEES AND OFFICERS OF THE TRUST

Jack R. Thompson             None                                     n/a                         n/a

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

                  The Fund's Investment Advisory and Sub-Advisory Agreements must be approved by vote of the Fund's trustees, including the vote of the majority of trustees who are not parties to the Agreements or "interested persons" of any parties (the "Independent Trustees") cast in person at a meeting called for such purpose. After the initial term of the Agreements, the continuation of each Fund's Investment Advisory and Sub-Advisory Agreements must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the Fund, and (2) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Investment Advisory and Sub-Advisory Agreements. In preparation for these meetings, the trustees request and review a wide variety of materials, including materials provided by the Berger Funds' investment adviser, and, in the case of continuance of such Agreements, extensive data provided by third parties. In addition, the Independent Trustees receive advice from counsel to the Independent Trustees.

                  At the March 2002 meeting, the trustees, including a majority of Independent Trustees, approved the Fund's Investment Advisory and Sub-Advisory Agreements based on its consideration and evaluation of a variety of specific factors such as: (1) the nature and quality of the investment advisory and other services to be provided to the Fund under the Agreements, including the adviser's and sub-adviser's personnel, experience and compliance program and the resources and investment process provided by the advisers, (2) the Fund's expenses under the Agreements and how those expenses compared to those of other comparable mutual funds; and (3) the profitability of the adviser.

                  In its deliberation, the Board did not identify any particular information that was all-important or controlling. Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the Investment Advisory and Sub-Advisory Agreements and concluded that the compensation under the Agreements is fair and reasonable in light of such services and expenses and such other matters as the trustees have considered to be relevant in the exercise of their reasonable judgment.

TRUSTEE COMPENSATION

                  The officers of the Fund received no compensation from the Fund during the fiscal year ended September 30, 2002. However, trustees of the Fund who are not "interested persons" of the Fund or its adviser or sub-adviser are compensated for their services according to a fee schedule, allocated among the Berger Funds. Neither the officers of the Fund nor the trustees receive any form of pension or retirement benefit compensation from the Fund.

                  The following table sets forth information regarding compensation paid or accrued for each director or trustee of the Fund and the other Berger Funds:


              NAME AND POSITION
              WITH BERGER FUNDS                                     AGGREGATE COMPENSATION FROM
              -----------------                                     ---------------------------
                                                BERGER SMALL CAP VALUE FUND II(1)      YEAR ENDING SEPTEMBER 30, 2002
                                                ---------------------------------      ------------------------------
     Dennis E. Baldwin(3)                                     $ 30                                $ 65,000

     Katherine A. Cattanach(3)                                $ 33                                $ 70,000

     Paul R. Knapp(3)                                         $ 28                                $ 60,000

     Harry T. Lewis(3)                                        $ 28                                $ 60,000

     Michael Owen(3)                                          $ 35                                $ 75,000

     William Sinclaire(3)                                     $ 28                                $ 60,000

     Albert C. Yates(3)                                       $ 28                                $ 60,000

     Jack R. Thompson(3),(4),(5)                              $ 0                                 $      0


(1) The Fund was not added as a series of the Trust until March 28, 2002.

(2) Includes Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust (including Berger Mid Cap Growth Fund, Berger Small Company Growth Fund, Berger New Generation Fund, Berger Select Fund, Berger Information Technology Fund, Berger Large Cap Value Fund, Berger Mid Cap Value Fund, and Berger Balanced Fund), Berger Institutional Products Trust (four series), Berger Worldwide Funds Trust (three series, including Berger International Fund), Berger Worldwide Portfolios Trust (one series) and Berger Omni Investment Trust (one series). Aggregate compensation figures do not include first-year estimates for any Fund in existence for less than one year. Of the aggregate amounts shown for each director/trustee, the following amounts were deferred under applicable deferred compensation plans: Dennis E. Baldwin $37,903; Katherine A. Cattanach $70,000; William Sinclaire $60,000; Albert C. Yates $43,500.

(3) Director of Berger Growth Fund and Berger Large Cap Growth Fund and trustee of Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

(4) Interested person of Berger Financial Group LLC.

(5) President of Berger Growth Fund, Berger Large Cap Growth Fund, Berger Investment Portfolio Trust, Berger Institutional Products Trust, Berger Worldwide Portfolios Trust, Berger Worldwide Funds Trust and Berger Omni Investment Trust.

                  Trustees may elect to defer receipt of all or a portion of their fees pursuant to a fee deferral plan adopted by certain of the Berger Funds. Under the plan, deferred fees are credited to an account and adjusted thereafter to reflect the investment experience of whichever of the Berger Funds (or approved money market funds) is designated by the trustee for this purpose. Pursuant to an SEC exemptive order, those Berger Funds that have adopted the plan are permitted to purchase shares of the designated funds in order to offset their obligation to the trustees participating in the plan. Purchases made pursuant to the plan are excepted from any otherwise applicable investment restriction limiting the purchase of securities of any other investment company. The obligation of a Berger Fund to make payments of deferred fees under the plan is a general obligation of that Fund.

                  As of December 31, 2002, the current officers and trustees of the Fund as a group owned, of record or beneficially, an aggregate of less than 1% of the outstanding shares of the Service Shares class and the Fund.

                  The Trust, the Fund's investment adviser, sub-adviser and principal underwriter have adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. The Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund in certain circumstances. The Codes of Ethics are described fully under Restrictions on Personal Trading in Section 4 of this SAI.

4.                INVESTMENT ADVISER AND SUB-ADVISER

BERGER FINANCIAL GROUP LLC - INVESTMENT ADVISER

                  Berger Financial Group LLC ("BFG"), 210 University Boulevard, Denver, Colorado 80206 is the investment adviser to the Fund. BFG is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. BFG also acts as the Fund's administrator and is responsible for such functions as monitoring compliance with all applicable federal and state laws. BFG is a Nevada Limited Liability Company, and has been in the investment advisory business since 1974. BFG, and its subsidiaries, serve as investment adviser or sub-adviser to mutual funds and institutional investors and had assets under management of approximately $13.6 billion as of December 31, 2002.

                  On September 3, 2002, Stilwell Financial Inc. ("Stilwell"), the parent company of Berger Financial Group LLC ("BFG"), announced its intention to consolidate all of its investment advisory operations under Janus Capital Management LLC ("Janus Capital"). As a result of the consolidation, effective January 1, 2003, Janus Capital Corporation and Stilwell merged and the new organization - Janus Capital Group Inc. ("JCG") - is now responsible for the strategic direction of its investment management subsidiaries, including BFG. Janus Capital owns approximately 86% of BFG, which is an indirect subsidiary of JCG. It is anticipated that BFG will be dissolved and Bay Isle Financial LLC ("Bay Isle"), a wholly owned subsidiary of BFG, will become a subsidiary of Janus Capital.

                  In connection with the reorganization of BFG, the Berger Funds' Independent Trustees approved, subject to shareholder approval, the appointment of Janus Capital as the adviser to certain Berger value funds and the reorganization of these funds into the Janus fund family. Shareholders of Berger Small Cap Value Fund II will be asked to vote on this proposal. Under the proposed reorganization, Bay Isle will remain the sub-adviser to Berger Small Cap Value Fund II and the Fund will be merged into a newly created Janus small cap value fund.

                  It is anticipated that shareholders will be receiving materials about the proposals in January and that a shareholders meeting will be held in March 2003.

                  JCG also owns approximately 33% of the outstanding shares of DST Systems, Inc. ("DST"), a publicly traded information and transaction processing company, which acts as the Fund's transfer agent. DST, in turn, owns 100% of DST Securities, a registered broker-dealer, which may execute portfolio trades for the Fund.

BAY ISLE FINANCIAL LLC - SUB-ADVISER

                  Bay Isle Financial LLC ("Bay Isle"), 475 14th Street, Suite 500, Oakland, California 94612, is the investment sub-adviser for the Fund. As sub-adviser, Bay Isle provides day-to-day management of the Fund's investment operations. Bay Isle has been in the investment advisory business since 1986. Bay Isle serves as investment adviser or sub-adviser to mutual funds, institutional investors and individual separate accounts. As sub-adviser, Bay Isle provides day-to-day management of the Fund's investment operations. Bay Isle is a wholly owned subsidiary of BFG and will become a subsidiary of Janus Capital upon the anticipated dissolution of BFG.

INVESTMENT ADVISORY AGREEMENT AND SUB-ADVISORY AGREEMENT

                  Under the Investment Advisory Agreement between the adviser and the Fund, the adviser is responsible for managing the investment operations of the Fund and the composition of its investment portfolio. The Investment Advisory Agreement provides that the investment adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties hereunder and except to the extent otherwise provided by law.

                  Under the Agreement, the adviser is compensated for its services by the payment of a fee at the following annual rate, calculated as a percentage of the average daily net assets of the Fund.

                  Investment advisory fees are charged to the Fund according to the following schedule:



             FUND                  AVERAGE DAILY NET ASSETS       ANNUAL RATE
             ----                  ------------------------       -----------
Berger Small Cap Value Fund II       First $500 million              0.85%
                                      Next $500 million              0.80%
                                      Over $1 billion                0.75%

                  Pursuant to a written agreement, the Fund's investment adviser reimburses the Fund's Service Shares class to the extent transfer agency, shareholder reporting and registration expenses of the Service Shares class exceed 0.25%.

                  The Investment Advisory Agreement will continue in effect until the last day of April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the adviser or sub-adviser. The Agreement is subject to termination by the Fund or the adviser on 60 days' written notice, and terminates automatically in the event of its assignment.

                  Under the Sub-Advisory Agreement between the adviser and the sub-adviser, the sub-adviser is responsible for day-to-day investment management of the Fund. The sub-adviser manages the investments in the Fund and determines what securities and other investments will be acquired, held or disposed of, consistent with the investment objective and policies established by the trustees of the Fund. The Sub-Advisory Agreement provides that the sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission taken with respect to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder and except to the extent otherwise provided by law.

                  The Fund pays no fees directly to the sub-adviser. The sub-adviser will receive from the adviser a fee at the annual rate of 0.85% of the first $500 million of average daily net assets of the Fund, 0.80% of the next $500 million and 0.75% of any amount in excess of $1 billion, excluding reimbursement of any expenses.

                  The Sub-Advisory Agreement will continue in effect until the last day of April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or the adviser or the sub-adviser. The Sub-Advisory Agreement is subject to termination by the Fund or the sub-adviser on 60 days' written notice, and terminates automatically in the event of its assignment and in the event of termination of the Investment Advisory Agreement.

TRADE ALLOCATIONS

                  While investment decisions for the Fund are made independently by the sub-adviser, the same investment decision may be made for a Fund and one or more accounts advised by the adviser or sub-adviser. In this circumstance, should purchase and sell orders of the same class of security be in effect on the same day, the orders for such transactions may be combined by the adviser or sub-adviser in order to seek the best combination of net price and execution for each based upon procedures adopted by the adviser and sub-adviser. Based upon these procedures, client orders partially filled will, as a general matter, be allocated pro rata in proportion to each client's original order, although exceptions may be made to avoid, among other things, odd lots and de minimus allocations. Execution prices for a combined order will be averaged so that each participating client receives the average price paid or received. Although in some cases this policy might adversely affect the price paid or received by a Fund or other participating accounts, or the size of the position obtained or liquidated, the adviser or sub-adviser will aggregate orders if it believes that coordination of orders and the ability to participate in volume transactions will result in the best overall combination of net price and execution.

                  The adviser and sub-adviser have adopted procedures for allocating to their participating accounts' securities purchased pursuant to a company's initial public offering ("IPO"). The procedures provide that such allocations must be effected in a manner that is fair and equitable to all accounts. Generally, securities received from participating in IPOs will be allocated to participating accounts pro rata based on account net assets.

                  The key criterion for determining eligibility of the account to participate in an offering is the suitability of the investment for the account. An account may participate in an IPO allocation if BFG believes that, based on the account's investment restrictions, risk profile, asset composition and cash levels, the IPO is an appropriate investment. Accordingly, not every account will participate in every IPO allocation. In addition, an account generally will not participate in an IPO if the securities available for allocation to the account are insignificant relative to the account's net assets. As a result, any fund or account whose assets are very large is not likely to participate in the allocation of many or any IPOs.

RESTRICTIONS ON PERSONAL TRADING

                  BFG, the Berger Funds and Berger Distributors LLC each permits its directors, officers and employees to purchase and sell securities for their own accounts, including securities that may be purchased or held by the Fund, in accordance with a policy regarding personal investing contained in each entities' Code of Ethics. The policies require all covered persons to conduct their personal securities transactions in a manner that does not operate adversely to the interests of the Fund or other advisory clients. Officers of BFG and Berger Distributors LLC, investment personnel and other designated persons deemed to have access to current trading information ("access persons") are required to pre-clear all transactions in securities not otherwise exempt under the policies. Requests for authority to trade will be denied pre-clearance when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policies or would be deemed to adversely affect any transaction then known to be under consideration for or currently being effected on behalf of any client account, including the Fund.

                  In addition to the pre-clearance requirements described above, the policies subject directors and officers of BFG, the Berger Funds and Berger Distributors LLC, investment personnel and other access persons to various trading restrictions and reporting obligations. The policies are administered by BFG, which reviews all reportable transactions for compliance. The policies are subject to management interpretation and exemptions may be authorized in certain circumstances.

                  Bay Isle Financial LLC has adopted a Code of Ethics, which is substantially similar to the Code adopted by BFG.

5.                EXPENSES OF THE FUND

                  In addition to paying an investment advisory fee to its adviser, the Fund pays all of its expenses not assumed by its adviser, including, but not limited to, custodian and transfer agent fees, legal and accounting expenses, administrative and record keeping expenses, interest charges, federal and state taxes, expenses of investor meetings, compensation of trustees who are not interested persons of BFG, expenses of printing and distributing reports to investors and federal and state administrative agencies, and all expenses incurred in connection with the execution of its portfolio transactions, including brokerage commissions on purchases and sales of portfolio securities, which are considered a cost of securities of the Fund. The Fund also pays all expenses incurred in complying with all federal and state laws and the laws of any foreign country applicable to the issue, offer or sale of shares of the Fund, including, but not limited to, all costs involved in preparing and printing prospectuses for investors of the Fund.

                  Under a separate Administrative Services Agreement with respect to the Fund, BFG performs certain administrative and recordkeeping services not otherwise performed by the Fund's custodian and recordkeeper, including the preparation of financial statements and reports to be filed with the Securities and Exchange Commission and state regulatory authorities. For the fiscal year ended September 30, 2002, BFG did not charge an administrative fee to the Fund. The administrative services fees may be changed by the Fund's trustees without investor approval.

                  Additionally, under a separate Shareowner Servicing Agreement, Berger Distributors, LLC agrees to perform certain shareowner servicing on behalf of the Fund. Berger Distributors, LLC will respond to shareowner inquiries (via the telephone, e-mail, or other correspondence) regarding account balances, account status, account maintenance requests, purchases, redemptions, exchanges, transfers, net asset value prices, and dividend amounts and payment dates. For these services, Berger Distributors, LLC receives a fee from the Fund based on certain service levels and is reimbursed for reasonable out-of-pocket expenses.

                  The following table shows the total dollar amounts of advisory fees paid by the Fund for the periods indicated and the amount of such fees waived on account of excess expenses under applicable expense limitations. Except where noted, these amounts were paid to BFG.

                         BERGER SMALL CAP VALUE FUND II


    FISCAL YEAR ENDED       INVESTMENT          EXPENSE
      SEPTEMBER 30         ADVISORY FEE       REIMBURSEMENT       TOTAL
    -----------------      ------------       -------------      --------
         2002                $ 26,000           $ (10,000)       $ 16,000

                  The Fund has appointed State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171, as its recordkeeping and pricing agent. In addition, State Street also serves as the Fund's custodian. The Fund has appointed DST Systems, Inc. ("DST"), P.O. Box 219958, Kansas City, Missouri 64121, as its transfer agent and dividend-disbursing agent. JCG owns approximately 33% of the outstanding shares of DST.

                  As recordkeeping and pricing agent, State Street calculates the daily net asset value of the Fund and performs certain accounting and recordkeeping functions required by the Fund. The Fund pays State Street a monthly asset-based fee for such services. State Street is also reimbursed for certain out-of-pocket expenses.

                  State Street, as custodian, and its subcustodians have custody and provide for the safekeeping of the Fund's securities and cash, and receive and remit the income thereon as directed by the management of the Fund. The custodian and subcustodians do not perform any managerial or policy-making functions for the Fund. For its services as custodian, State Street receives an asset-based fee plus certain transaction fees and out-of-pocket expenses.

                  As transfer agent and dividend disbursing agent, DST maintains all investor accounts of record; assists in mailing all reports, proxies and other information to the Fund's investors; calculates the amount of, and delivers to the Fund's investors, proceeds representing all dividends and distributions; and performs other related services. For these services, DST receives a fee from the Fund at an annual rate of $15.47 per open Fund investor account, subject to preset volume discounts, plus certain transaction fees and fees for closed accounts, and is reimbursed for out-of-pocket expenses.

                  All of State Street's fees are subject to reduction pursuant to an agreed-upon formula for certain earnings credits on the cash balances of the Fund. Earnings credits received by the Fund can be found on the Fund's Statement of Operations in the Annual Report incorporated by reference into this Statement of Additional Information.

12b-1 PLAN

                  The Fund has adopted a 12b-1 plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, which provides for the payment to BFG of a 12b-1 fee of 0.25% per annum of the Fund's average daily net assets attributable to the Service Shares to finance activities primarily intended to result in the sale of those shares. The Plan is intended to benefit the Service Shares class of the Fund by attracting new assets into the class and thereby affording potential cost reductions due to economies of scale.

                  The expenses paid by BFG may include, but are not limited to:

         -- payments made to, and costs incurred by, the Fund's principal underwriter in connection with the distribution of Service Shares, including payments made to and expenses of officers and registered representatives of the Distributor;

         -- payments made to and expenses of other persons (including employees of BFG) who are engaged in or provide support services in connection with the distribution of Service Shares, such as answering routine telephone inquiries and processing investor requests for information;

         -- compensation (including incentive compensation and/or continuing compensation based on the amount of customer assets maintained in the Fund) paid to securities dealers, financial institutions and other organizations that render distribution and administrative services in connection with the distribution of Service Shares, including services to holders of Service Shares and prospective investors;

         -- costs related to the formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising;

         -- costs of printing and distributing prospectuses and reports to prospective investors of Service Shares;

         -- costs involved in preparing, printing and distributing sales literature for Service Shares;

         -- costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities on behalf of the Fund relating to Service Shares that BFG deems advisable; and

         -- such other costs relating to Service Shares as the Fund may from time to time reasonably deem necessary or appropriate in order to finance activities primarily intended to result in the sale of Service Shares.

                  Such 12b-1 fee payments are to be made by the Fund to BFG with respect to each fiscal year of the Fund without regard to the actual distribution expenses incurred by BFG in such year; that is, if the distribution expenditures incurred by BFG are less than the total of such payments in such year, the difference is not to be reimbursed to the Fund by BFG, and if the distribution expenditures incurred by BFG are more than the total of such payments, the excess is not to be reimbursed to BFG by the Fund.

                  From time to time the Fund may engage in activities that jointly promote the sale of Service Shares and other funds that are or may in the future be advised or administered by BFG, which costs are not readily identifiable as related to any one fund. In such cases, the Fund's 12b-1 fees may be used to finance the joint promotion of the shares of the Service Shares, along with the shares of the other fund. BFG allocates the cost of such joint promotional activity among the funds involved on the basis of their respective net assets, unless otherwise directed by the trustees.

                  The current 12b-1 Plan will continue in effect until the end of April 2003, and from year to year thereafter if approved at least annually by the Fund's trustees and those trustees who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or any related agreements by votes cast in person at a meeting called for such purpose. The Plan may not be amended to increase materially the amount to be spent on distribution of Service Shares without investor approval. BFG may voluntarily waive a portion of the 12b-1 fee without director or trustee approval.

                  For the period ended September 30, 2002, $5,000 was paid to BFG pursuant to the Plan. The Berger Small Cap Value Fund II adopted a 12b-1 Plan with respect to the Service Shares class of shares, which is the class of shares covered by this SAI, and the Investor Shares class of shares, which is covered in a separate prospectus and SAI.

SERVICE FEE

                  The Fund pays BFG a shareholder service fee at an annual rate of 0.25% of the average daily net assets of the Service Shares class for providing shareholder and other administrative services to investors in order to maintain their accounts. BFG may select and compensate others to perform these services for their investors, including retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries.

                  BFG has agreed to waive the 0.25% service fee to the extent that such fees are not used to compensate others for providing shareholder and other administrative services to investors. After waivers, the Service Shares class of the Fund paid no service fees to BFG for the period ended September 30, 2002.

OTHER EXPENSE INFORMATION

                  The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DST Securities, Inc. ("DSTS"), a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Janus Capital and its subsidiaries due to the ownership interest of JCG in DST.

                  The Fund and/or its adviser may enter into arrangements with certain brokerage firms and other companies (such as recordkeepers and administrators) to provide administrative services (such as sub-transfer agency, recordkeeping, investor communications, sub-accounting and/or other services) to investors purchasing shares of the Fund through those firms or companies. The Fund's adviser or the Fund (if approved by its trustees) may pay fees to these companies for their services. These companies may also be appointed as agents for or authorized by the Fund to accept on its behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

                  The Fund's adviser may also enter into arrangements with organizations that solicit clients for the adviser, which may include clients who purchase shares of the Fund. While the specific terms of each arrangement may differ, generally the fee paid by the adviser under such arrangements is based on the value of the referred client's assets managed by the adviser. None of the fees paid to such organizations will be borne by the Fund.

DISTRIBUTOR

                  The distributor (principal underwriter) of the Fund's shares is Berger Distributors LLC (the "Distributor"), 210 University Blvd., Denver, Colorado 80206. The Distributor may be reimbursed by BFG for its costs in distributing the Fund's Service Shares.

6.                BROKERAGE POLICY

                  Although the Fund retains full control over its own investment policies, under the terms of its Investment Advisory Agreement, BFG as the Fund's adviser is directed to place the portfolio transactions of the Fund. A report on the placement of brokerage business is given to the trustees of the Fund every quarter, indicating the brokers with whom Fund portfolio business was placed and the basis for such placement. The brokerage commissions paid by the Fund during the past three fiscal years were as follows:

                              BROKERAGE COMMISSIONS


                                               FISCAL YEAR ENDED SEPTEMBER 30,
                                       ------------------------------------------
                                         2002                  2001          2000
                                       --------                ----          ----
BERGER SMALL CAP VALUE FUND II(1)      $ 23,000                n/a           n/a


(1) The Fund was not added as a series of the Trust until March 28, 2002.

                  The Investment Advisory Agreement authorizes and directs the adviser to place portfolio transactions for the Fund only with brokers and dealers who render satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates. However, the Agreement specifically authorizes the adviser to place such transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if the adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or the overall responsibilities of the adviser. Accordingly, the adviser or sub-adviser does not have an obligation to seek the lowest available commission.

                  In accordance with this provision of the Agreement, portfolio brokerage business of the Fund may be placed with brokers who provide useful brokerage and research services to the adviser or sub-adviser. The Fund's adviser may consider the value of research provided as a factor in the choice of brokers. "Research" includes computerized on-line stock quotation systems and related data feeds from stock exchanges, computerized trade order entry, execution and confirmation systems, fundamental and technical analysis data and software, computerized stock market and business news services, economic research, account performance data and computer hardware used for the receipt of electronic research services and broker and other third-party equity research, such as publications or writings that furnish advice as to the value of securities and advisability of investing, and analyses and reports concerning issuers, industries, securities, market trends and portfolio strategies. Research may be provided orally, in print or electronically. These services included a service used by the independent trustees of the Fund in reviewing the Investment Advisory Agreement.

                  In some cases, a product or service termed "research" may serve other functions unrelated to the making of investment decisions. When a product has such a mixed use, the adviser will make a good faith allocation of the cost of the product according to the use made of it. The portion of the product that assists the adviser or sub-adviser in the investment decision-making process may be paid for with a Fund's commission dollars. The adviser or sub-adviser pays for the portion of the product that is not "research" with its own funds. Accordingly, the decision whether and how to allocate the costs of such a product presents a conflict of interest for the adviser or sub-adviser.

                  The Fund's adviser and sub-adviser do not enter into formal agreements with any brokers regarding the placement of securities transactions because of any such brokerage or research services that they provide. An adviser or sub-adviser may, however, make arrangements with and maintain internal procedures for allocating transactions to brokers who provide such services to encourage them to provide services expected to be useful to the adviser's or sub-adviser's clients, including the Fund. Brokers may suggest a level of business they would like to receive in return for the brokerage and research they provide. The adviser or sub-adviser then determines whether to continue receiving the research and brokerage provided and the approximate amount of commissions it is willing to pay to continue the brokerage and research arrangement with each broker. The actual amount of commissions a broker may receive may be more or less than a broker's suggested allocations, depending on adviser's or sub-adviser's level of business, market conditions and other relevant factors. Even under these arrangements, however, the placement of all Fund transactions, must be consistent with the Fund's brokerage placement and execution policies, and must be directed to a broker who renders satisfactory service in the execution of orders at the most favorable prices and at reasonable commission rates.

                  These brokerage and research services received from brokers are often helpful to the adviser or sub-adviser in performing its investment advisory responsibilities to the Fund, and the availability of such services from brokers does not reduce the responsibility of the adviser's or sub-adviser's advisory personnel to analyze and evaluate the securities in which the Fund invests. The brokerage and research services obtained as a result of the Fund's brokerage business also will be useful to the adviser or sub-adviser in making investment decisions for its other advisory accounts, and, conversely, information obtained by reason of placement of brokerage business of such other accounts may be used by the adviser or sub-adviser in rendering investment advice to the Fund. Although such brokerage and research services may be deemed to be of value to the adviser or sub-adviser, they are not expected to decrease the expenses that the adviser or sub-adviser would otherwise incur in performing its investment advisory services for the Fund nor will the advisory fees that are received by the adviser or sub-adviser from the Fund be reduced as a result of the availability of such brokerage and research services from brokers.

                  The trustees of the Fund have authorized portfolio transactions to be placed on an agency basis through DSTS, a wholly owned broker-dealer subsidiary of DST. When transactions are effected through DSTS, the commission received by DSTS is credited against, and thereby reduces, certain operating expenses that the Fund would otherwise be obligated to pay. No portion of the commission is retained by DSTS. DSTS may be considered an affiliate of Janus Capital and its subsidiaries due to the ownership interest of JCG in DST.

                  The Fund's adviser or sub-adviser places securities orders with a limited number of major institutional brokerage firms chosen for the reliability and quality of execution; commission rates; quality of research coverage of major U.S. companies, the U.S. economy and the securities markets; promptness; back office capabilities; capital strength and financial stability; prior performance in serving the adviser and its clients; and knowledge of other buyers and sellers. The adviser selects the broker for each order based on the factors stated, as well as the size, difficulty and other characteristics of the order. The directors or trustees of the Fund have also authorized sales of shares of the Fund by a broker-dealer and the recommendations of a broker-dealer to its customers that they purchase Fund shares to be considered as factors in the selection of broker-dealers to execute portfolio transactions for the Fund. In addition, the adviser may also consider payments made by brokers to a Fund or to other persons on behalf of a Fund for services provided to the Fund for which it would otherwise be obligated to pay, such as transfer agency fees. In placing portfolio business with any such broker or dealer, the adviser will seek the best execution of each transaction.

7.                PURCHASING AND REDEEMING SHARES OF THE FUND

                  Investors may not purchase or redeem shares of the Fund directly. The Fund sells its shares through retirement plans, brokers, bank trust departments, financial advisers or other financial intermediaries. You may purchase shares of the Fund through participating brokers, dealers, and other financial professionals. Only certain financial intermediaries are authorized to receive purchase orders on the Fund's behalf. These financial intermediaries agree to maintain a $100,000 minimum aggregate account balance in the Fund. Please contact your financial professional or refer to your program documents for information regarding how you can purchase, redeem or exchange shares.

                  The Fund does not impose any sales charges, commissions or redemption fees for the purchase or redemption of Fund shares. However, financial advisers, financial supermarkets, brokerage firms, and other financial institutions may charge a separate fee for administrative services in connection with investments in Fund shares and may impose minimum investment amounts or limitations on the purchase or redemption of shares. If you invest through a retirement plan, your plan administrator may impose additional fees when you participate in the plan. These fees would be in addition to fees charged by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional provisions or conditions from those described in this prospectus.

                  Securities brokers and other financial organizations have the responsibility for transmitting purchase orders and funds, and for crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus. Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order by a Fund, its authorized agent or its designee. Purchases must be made in U.S. dollars drawn on U.S. banks.

8.                HOW THE NET ASSET VALUE IS DETERMINED

                  The net asset value of the Fund is determined once daily, at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., Eastern time, Monday through Friday) each day that the Exchange is open. The Exchange is closed and the net asset value of the Fund is not determined on weekends and on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day each year.

                  The per share net asset value of the Service Shares is determined by dividing the Service Shares' pro rata portion of the total value of the Fund's securities and other assets, less the Service Shares' pro rata portion of the Fund's liabilities and the liabilities attributable to the Service Shares, by the total number of Service Shares outstanding. Since net asset value for the Fund is calculated by class, and since the Service Shares and each other class of the Fund has its own expenses, the per share net asset value of the Fund will vary by class.

                  In determining net asset value, securities listed or traded primarily on national exchanges, The Nasdaq Stock Market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Fund will be determined by using prices provided by pricing services that provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available or are not representative of market value may be valued at their fair value determined in good faith pursuant to consistently applied procedures established by the trustees. Examples would be when events occur that materially affect the value of a security at a time when the security is not trading or when the securities are illiquid.

                  Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares of the Fund are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur that materially affect the value of such securities, the securities may be valued at their fair value as determined in good faith pursuant to consistently applied procedures established by the trustees.

                  The Fund's securities may be listed primarily on foreign exchanges or over-the-counter dealer markets that may trade on days when the Exchange is closed (such as a customary U.S. holiday) and on which the Fund's net asset value is not calculated. As a result, the net asset value of the Fund may be significantly affected by such trading on days when investors cannot purchase or redeem shares of the Fund.

9.                INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX
                  TREATMENT

                  This discussion summarizes certain federal income tax issues relating to the Fund. As a summary, it is not an exhaustive discussion of all possible tax ramifications. Accordingly, investors are urged to consult with their tax advisers with respect to their particular tax consequences.

                  TAX STATUS OF THE FUND. If the Fund meets certain investment and distribution requirements, it will be treated as a "regulated investment company" (a "RIC") under the Internal Revenue Code and will not be subject to federal income tax on earnings that it distributes in a timely manner to investors. It may be subject to an excise tax on undistributed income if it does not meet certain timing requirements for distributions. The Fund intends to qualify as a RIC annually and to make timely distributions in order to avoid income and excise tax liabilities.

                  TAX ON FUND DISTRIBUTIONS. With certain exceptions provided by law, the Fund will report annually to the Internal Revenue Service, and to each investor, information about the tax treatment of the investor's distributions. Dividends paid by the Fund, whether received in cash or reinvested in additional Fund shares, will be treated as ordinary income to the investors. Distributions of net capital gain, whether received in cash or reinvested in Fund shares, will be taxable to the investors, but the rate of tax will vary depending upon the Fund's holding periods in the assets whose sale resulted in the capital gain. Dividends and distributions that are declared in October, November or December but not distributed until the following January will be considered to be received by the investors on December 31.

                  In general, net capital gains from assets held by the Fund for more than 12 months will be subject to the applicable long-term capital gain rate and net capital gains from assets held for 12 months or less will be taxed as ordinary income. Distributions will be subject to these capital gain rates, regardless of how long an investor has held Fund shares. Assets contributed to a Fund in an in-kind purchase of Fund shares may generate more gain upon their sale than if the assets had been purchased by the Fund with cash contributed to the Fund in a cash purchase of Fund shares.

                  If the Fund's distributions for a taxable year exceeds its tax earnings and profits available for distribution, all or a portion of its distributions may be treated as a return of capital. To the extent a distribution is treated as a return of capital, an investor's basis in his or her Fund shares will be reduced by that amount.

                  If a investor has elected to receive dividends and/or capital gain distributions in cash and the U.S. Postal Service is unable to deliver checks to the investor's address of record or if a investor's checks remain uncashed for six months, the Fund reserves the right to reinvest the amount distributed in shares of the applicable Fund at the NAV next computed after the check is canceled, and to convert the investor's distribution option from receiving cash to having all dividend and other distributions reinvested in additional shares. In addition, no interest will accrue on amounts represented by uncashed distribution or redemption checks.

                  Additionally, the Fund reserves the right to reinvest distributions of less than $10 in shares of the Fund at the next computed NAV.

                  TAX ON REDEMPTIONS OF FUND SHARES. Investors may be subject to tax on the redemption of their Fund shares. In general, redemptions may give rise to a capital gain or loss, the treatment of which will depend on the investor's holding period in the Fund shares. Tax laws may prevent the deduction of a loss on the sale of Fund shares if the investor reinvests in the Fund shortly before or after the sale giving rise to the loss. Any loss on the redemption or other sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distribution received on the shares.

                  INCOME FROM FOREIGN SOURCES. Dividends and interest received by the Fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries, although these taxes may be reduced by applicable tax treaties. Foreign taxes will generally be treated as expenses of the Fund, unless the Fund has more than 50% of its assets invested in foreign corporate securities at the end of the Fund's taxable year. In that case, if the Fund makes an election, investors of the Fund may be able to deduct (as an itemized deduction) or claim a foreign tax credit for their share of foreign taxes, subject to limitations prescribed in the tax law.

                  If the Fund invests in a foreign corporation that is a passive foreign investment company (a "PFIC"), special rules apply that may affect the tax treatment of gains from the sale of the stock and may cause the Fund to incur IRS tax and interest charges. However, the Fund may be eligible to elect one of two alternative tax treatments with respect to PFIC shares that would avoid these taxes and charges but also may affect, among other things, the amount and character of gain or loss and the timing of the recognition of income with respect to PFIC shares. Accordingly, the amounts, character and timing of income distributed to investors of the Fund holding PFIC shares may differ substantially as compared with a fund that did not invest in PFIC shares.

                  INCOME FROM CERTAIN TRANSACTIONS. Some or all of the Fund's investments may include transactions that are subject to special tax rules. Transactions involving foreign currencies may give rise to gain or loss that could affect the Fund's ability to make ordinary dividend distributions. Investment in certain financial instruments, such as options, futures contracts and forward contracts, may require annual recognition of unrealized gains and losses. Transactions that are treated as "straddles" may affect the character and/or timing of other gains and losses of the Fund. If the Fund enters into a transaction (such as a "short sale against the box") that reduces the risk of loss on an appreciated financial position that it already holds, the entry into the transaction may constitute a constructive sale and require immediate recognition of gain.

                  BACKUP WITHHOLDING. In general, if an investor is subject to backup withholding, the Fund will be required to withhold at the applicable rate from distributions to that investor. These payments are creditable against the investor's federal income tax liability.

                  FOREIGN INVESTORS. Foreign investors of the Fund generally will be subject to the applicable U.S. withholding tax on dividends paid by the Fund from ordinary income and short-term capital gain, although the rate may be reduced by a tax treaty. If a foreign investor dies while owning Fund shares, those shares may be subject to U.S. estate taxes.

10.               SUSPENSION OF REDEMPTION RIGHTS

                  The Fund may not suspend the right of redemption, or postpone the date of payment or satisfaction upon redemption of any redeemable shares for more than seven days except for any period during which the New York Stock Exchange is closed or the Securities and Exchange Commission determines that trading on the Exchange is restricted or when there is an emergency as determined by the Securities and Exchange Commission as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine the value of its net assets, or for such other period as the Securities and Exchange Commission may by order permit for the protection of investors of the Fund.

                  The Fund intends to redeem its shares only for cash, although it retains the right to redeem its shares in-kind under unusual circumstances, in order to protect the interests of the remaining investors, by the delivery of securities selected from its assets at its discretion. The Fund is, however, governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one investor. For purposes of this threshold, each underlying account holder whose shares are held of record in certain omnibus accounts is treated as one investor. Should redemptions by any investor during any 90-day period exceed such limitation, the Fund will have the option of redeeming the excess in cash or in-kind. If shares are redeemed in-kind, the redeeming investor generally will incur brokerage costs in converting the assets to cash. The redeeming investor may have difficulty selling the securities and recovering the amount of the redemption if the securities are illiquid. The method of valuing securities used to make redemption in-kind will be the same as the method of valuing portfolio securities described under Section 8.

11.               PERFORMANCE INFORMATION

                  From time to time in advertisements, the Fund may discuss its performance ratings as published by recognized mutual fund statistical services, such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc. or Value Line Investment Survey or by publications of general interest such as The Wall Street Journal, Investor's Business Daily, Money, Barron's, Financial World or Kiplinger's Personal Finance Magazine. In addition, the Fund may compare its performance to that of recognized broad-based securities market indices, including the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average, the Wilshire 5000 Index, the Russell 2000 Stock Index, Russell 1000 Growth Index, Russell Mid Cap Growth Index, Russell 2000 Growth Index, Russell 3000 Growth Index, Russell 2000 Value Index, Russell Mid Cap Value Index, the Standard & Poor's 400 Mid-Cap Index, the Standard & Poor's 600 Small Cap Index, Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index, the Dow Jones World Index, the Standard & Poor's/BARRA Value Index, the Nasdaq Composite Index, the Nasdaq 100 Index, the Lehman Brothers Intermediate Term Government/Corporate Bond Index or the InformationWeek 100 Index, or more narrowly based or blended indices that reflect the market sectors in which that Fund invests.

                  The total return of the Fund is calculated for any specified period of time by assuming the purchase of shares of the Fund at the net asset value at the beginning of the period. Each dividend or other distribution paid by the Fund is assumed to have been reinvested at the net asset value on the reinvestment date. The total number of shares then owned as a result of this process is valued at the net asset value at the end of the period. The percentage increase is determined by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value.

                  The Fund's total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same total return if the Fund's performance had been constant over the entire period. Total return figures are based on the overall change in value of a hypothetical investment in the Fund. Because average annual total returns for more than one year tend to smooth out variations in the Fund's return, investors should recognize that such figures are not the same as actual year-by-year results.

                  All performance figures for the Fund are based upon historical results and do not assure future performance (before or after taxes). The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. State and local taxes are not considered. In addition, the formulas do not take into account the effect of the alternative minimum tax or phaseouts of certain tax credits, exemptions and deductions for taxpayers whose adjusted gross income is above a specified amount.

                  Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 3, 5 and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These are the rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

                                         n
                                 P(1 + T)  = ERV

                  Where    P     = a hypothetical initial payment of $1,000
                           T     = the average annual total return
                           n     = the number of years
                           ERV   = the ending redeemable value of a
                                   hypothetical $1,000 payment made at the
                                   beginning of the period.

                  All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis and assume that all dividends and distributions are reinvested when paid.

                  Quotations of average annual total return (after taxes on distributions) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:

                                       n
                                 P(1+T)  = ATV
                                              D

                  Where:   P     = a hypothetical initial payment of $1,000
                           T     = the average annual total return (after taxes
                                   on distributions)
                           n     = the number of years
                           ATV   = ending value of a hypothetical $1,000 payment
                              D    made at the beginning of the period.

                  In calculating average annual total return (after taxes on distributions), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, and (d) all recurring fees charged to all shareholder accounts are included.

                  Quotations of average annual total return (after taxes on distributions and redemption) for a Fund will be expressed in terms of the average annual compounded rates of return over periods of 1, 3, 5, and 10 years, for the life of the Fund, or for the period since the Fund's registration statement became effective, if shorter. These rates of return are calculated pursuant to the following formula:

                                       n
                                 P(1+T)  = ATV
                                              DR

                  Where:   P     = a hypothetical initial payment of $1,000
                           T     = the average annual total return (after taxes
                                   on distributions and redemption)
                           n     = the number of years
                           ATV   = ending value of a hypothetical $1,000 payment
                              DR   made at the beginning of the period.

                  In calculating average annual total return (after taxes on distributions and redemption), the following assumptions will be made: (a) all charges are deducted from the initial $1,000 payment, (b) all dividends and distributions by a Fund, less the taxes due on such distributions, are reinvested at the prices on the reinvestment dates during the period, (c) the taxes due are calculated using the highest individual marginal federal income and capital gain tax rates in effect on the reinvestment date, (d) all recurring fees charged to all shareholder accounts are included, and (e) capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added.

                  Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

                  Total return of the Service Shares and other classes of shares of the Fund will be calculated separately. Because each class of shares is subject to different expenses, the performance of each class for the same period will differ.

12.               ADDITIONAL INFORMATION

FUND ORGANIZATION

                  The Fund is a separate series of the Berger Investment Portfolio Trust (the "Trust"), a Delaware business trust established under the Delaware Business Trust Act. The Fund was established on March 28, 2002.

                  The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the Fund is one of six series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. The Fund currently has three classes of shares, although others may be added in the future.

                  Shares of the Fund are fully paid and nonassessable when issued. Each share has a par value of $.01. All shares issued by the Fund participate equally in dividends and other distributions by the Fund, and in the residual assets of the Fund in the event of its liquidation.

                  DELAWARE BUSINESS TRUST INFORMATION. Under Delaware law, investors of the Fund will enjoy the same limitations on personal liability as extended to stockholders of a Delaware corporation. Further, the Trust Instrument of the Trust provides that no investor shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for or otherwise existing with respect to, the Trust or any particular series (fund) of the Trust. However, the principles of law governing the limitations of liability of beneficiaries of a business trust have not been authoritatively established as to business trusts organized under the laws of one jurisdiction but operating or owning property in other jurisdictions. In states that have adopted legislation containing provisions comparable to the Delaware Business Trust Act, it is believed that the limitation of liability of beneficial owners provided by Delaware law should be respected. In those jurisdictions that have not adopted similar legislative provisions, it is possible that a court might hold that the investors of the Trust are not entitled to the limitations of liability set forth in Delaware law or the Trust Instrument and, accordingly, that they may be personally liable for the obligations of the Trust.

                  In order to protect investors from such potential liability, the Trust Instrument requires that every written obligation of the Trust or any series thereof contain a statement to the effect that such obligation may only be enforced against the assets of the Trust or such series. The Trust Instrument also provides for indemnification from the assets of the relevant series for all losses and expenses incurred by any investor by reason of being or having been an investor, and that the Trust shall, upon request, assume the defense of any such claim made against such investor for any act or obligation of the relevant series and satisfy any judgment thereon from the assets of that series.

                  As a result, the risk of an investor of the Fund incurring financial loss on account of investor liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trust believes that the risk of personal liability to investors of the Fund is therefore remote. The trustees intend to conduct the operations of the Trust and the Fund so as to avoid, to the extent possible, liability of investors for liabilities of the Trust or the Fund.

                  CORPORATE GOVERNANCE INFORMATION PERTAINING TO THE FUND. The Fund is not required to hold annual investor meetings unless required by the Investment Company Act of 1940 or other applicable law or unless called by the trustees. If investors owning at least 10% of the outstanding shares of the Trust so request, a special investors' meeting of the Trust will be held for the purpose of considering the removal of a trustee. Special meetings will be held for other purposes if the holders of at least 25% of the outstanding shares of the Trust so request. Subject to certain limitations, the Trust will facilitate appropriate communications by investors desiring to call a special meeting for the purpose of considering the removal of a trustee.

                  Investors of the Fund and, when applicable, the other series/classes of the Trust, generally vote separately on matters relating to those respective series/classes, although they vote together and with the holders of any other series/classes of the Trust in the election of trustees of the Trust and on all matters relating to the Trust as a whole. Each full share of the Fund has one vote.

                  Shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so, and, in such event, the holders of the remaining less than 50% of the shares voting for the election of trustees will not be able to elect any person or persons as trustees.

                  Shares of the Fund have no preemptive rights. There are no sinking funds or arrearage provisions that may affect the rights of the Fund shares. Fund shares have no subscription rights or conversion rights, except that investors of any class of the Fund may convert their shares into shares of any other class of the Fund in the event and only in the event the investor ceases to be eligible to purchase or hold shares of the original class or becomes eligible to purchase shares of a different class, by reason of a change in the investor's status under the conditions of eligibility in effect for such class at that time. Shares of the Fund may be transferred by endorsement, or other customary methods, but the Fund is not bound to recognize any transfer until it is recorded on its books.

                  Under governing corporate law, each Fund may enter into a variety of corporate transactions, such as reorganizations, conversions, mergers and asset transfers, or may be liquidated. Any such transaction would be subject to a determination from the directors or trustees that the transaction was in the best interests of the Fund and its investors, and may require obtaining investor approval.

MORE ON SPECIAL FUND STRUCTURE

                  The Fund has divided its shares into classes and has three classes of shares outstanding, the Service Shares covered by this SAI and the Institutional Shares and Investor Shares offered through separate prospectuses and statements of additional information. The Fund implemented its multi-class structure by adopting a Rule 18f-3 Plan under the Investment Company Act of 1940 permitting it to issue its shares in classes. The Fund's Rule 18f-3 Plan governs such matters as class features, dividends, voting, allocation of income and expenses between classes, exchange and trustee monitoring of the Plan. Each class is subject to such investment minimums and other conditions of eligibility as are set forth in the relevant prospectus for the class, as it may be amended from time to time. Investor Shares are made available to the general public and bear a 0.25% 12b-1 fee. Information concerning Investor Shares is available from the Fund at 1-800-333-1001. Institutional Shares are designed for institutional, individual, and other investors willing to maintain a higher minimum account balance, currently set at $250,000. Information concerning Institutional Shares is available from the Fund at 1-800-259-2820.

                  Subject to the Trust's Declaration of Trust and any other applicable provisions, the trustees of the Trust have the authority to create additional classes, or change existing classes, from time to time, in accordance with Rule 18f-3 under the Act.

PRINCIPAL INVESTORS

                  Insofar as the management of the Fund is aware, as of December 31, 2002, no person owned, beneficially or of record, more than 5% of the outstanding shares of the Service Shares class of the Fund, except for the following:



                      OWNER                                             PERCENTAGE HELD
                      -----                                             ---------------
       National Financial Svcs. Corp. ("Fidelity")                          83.79%
       200 Liberty Street, Fl 5
       New York, NY  10281

       I Makino, M. Govier, G Bornmann Tr
       Musashi Auto Parts Association
       Retirement Savings Plan                                              15.07%
       195 Brydges Dr
       Battle Creek, MI  49015

                  As of December 31, 2002, Schwab owned of record 15.42% of the Investor Shares class of the Fund and 52.83% of the Institutional Shares class of the Fund, which constitute 23.31% of the Fund's total outstanding shares. Also as of December 31, 2002, Schwab owned of record 25.50% of all the outstanding shares of the Berger Investment Portfolio Trust, of which the Fund is one outstanding series.

                  Any person owning more than 25% of the outstanding securities of the Fund may be deemed to control it. Fidelity and Schwab are believed to hold shares of the Fund as nominees for the benefit of their clients or customers.

DISTRIBUTION

                  Berger Distributors LLC, as the Fund's Distributor, is the principal underwriter of the Fund's shares. The Distributor is a wholly owned subsidiary of BFG. The Distributor is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The Distributor acts as the agent of the Fund in connection with the sale of the Fund's shares in all states in which the shares are eligible for sale and in which the Distributor is qualified as a broker-dealer. Andrew J. Iseman, Manager and Vice President of the Distributor, is also a Vice President of the Fund. Janice M. Teague, Vice President and Secretary of the Distributor, is also Vice President and Assistant Secretary of the Fund. Brian Ferrie, Vice President and Chief Financial Officer of the Distributor, is also Vice President of the Fund. Anthony Bosch, President and Chief Compliance Officer of the Distributor is also Vice President of the Fund. Sue Vreeland, Assistant Secretary of the Distributor, is also Secretary of the Fund.

                  The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues through April 2003, and thereafter from year to year if such continuation is specifically approved at least annually by the trustees or by vote of a majority of the outstanding shares of the Fund and in either case by vote of a majority of the trustees of the Trust who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Trust or the Distributor. The Distribution Agreement is subject to termination by the Trust or the Distributor on 60 days' prior written notice and terminates automatically in the event of its assignment. The Fund's offerings are continuous, and, under the Distribution Agreement, the Distributor continuously offers the Fund's shares and solicits orders to purchase Fund shares at net asset value. The Distributor is not compensated for its services under the Distribution Agreement, but may be reimbursed by BFG for its costs in distributing Fund shares.

OTHER INFORMATION

                  The Fund has filed with the Securities and Exchange Commission, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities of the Fund of which this SAI is a part. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

                  Davis Graham & Stubbs LLP, 1550 Seventeenth Street, Suite 500, Denver, Colorado, acts as counsel to the Fund.

INDEPENDENT ACCOUNTANTS

                  PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, acted as independent accountants for the Fund for the period ended September 30, 2002. In that capacity, PricewaterhouseCoopers LLP audited the financial statements of the Fund referenced below under "Financial Information".

                  PricewaterhouseCoopers LLP has been appointed to act as independent accountants for the Fund for the fiscal year ended September 30, 2003. In that capacity, PricewaterhouseCoopers LLP will audit the financial statements of the Fund and assist the Fund in connection with the preparation of its 2002 income tax returns.

FINANCIAL INFORMATION

                  A copy of the Annual Report referenced below is enclosed with a copy of this SAI. Additional copies of that Annual Report may be obtained upon request without charge at bergerfunds.com or by calling the Fund at 1-800-259-2820.

Year-End Financial Statements

                  The following financial statements for the Fund are incorporated herein by reference from the Annual Report to Shareholders of the Berger Funds dated September 30, 2002, in each case along with the Report of Independent Accountants thereon dated November 6, 2002.

                  Schedule of Investments as of September 30, 2002

                  Statement of Assets and Liabilities as of September 30, 2002

                  Statement of Operations for the Period Ended September 30,
                  2002

                  Statements of Changes in Net Assets for the period indicated

                  Notes to Financial Statements, September 30, 2002

                  Financial Highlights for the period indicated

                                   APPENDIX A


HIGH-YIELD/HIGH RISK CONVERTIBLE BONDS

         The Fund may invest in convertible securities of any quality, including unrated securities or securities rated below investment grade (Ba or lower by Moody's, BB or lower by S&P). However, the Fund will not purchase any security in default at the time of purchase. The Fund will not invest more than 20% of the market value of its assets at the time of purchase in convertible securities rated below investment grade.

         Securities rated below investment grade are subject to greater risk that adverse changes in the financial condition of their issuers, or in general economic conditions or an unanticipated rise in interest rates, may impair the ability of their issuers to make payments of interest and principal or dividends. The market prices of lower grade securities are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to economic changes or individual corporate developments. Periods of economic uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities may also have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by poor economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds. In the event of an unanticipated default, the Fund will experience a reduction in its income and could expect a decline in the market value of the securities affected. The prices of these securities may be more volatile and the markets for them may be less liquid than those for higher-rated securities.

         Unrated securities, while not necessarily of lower quality than rated securities, may not have as broad a market. Unrated securities will be included in the Fund's percentage limits for investments rated below investment grade, unless the Fund's sub-adviser deems such securities to be the equivalent of investment grade. If securities purchased by the Fund are downgraded following purchase or if other circumstances cause the Fund to exceed its percentage limits on assets invested in securities rated below investment grade, the trustees of the Fund, in consultation with the Fund's sub-adviser, will determine what action, if any, is appropriate in light of all relevant circumstances.

         Relying in part on ratings assigned by credit agencies in making investments will not protect the Fund from the risk that the securities will decline in value, because credit ratings represent evaluations of the safety of principal, dividend and/or interest payments and not the market values of such securities. Moreover, such ratings may not be changed on a timely basis to reflect subsequent events.

         Although the market for high-yield debt securities has been in existence for many years and from time to time has experienced economic downturns, this market has involved a significant increase in the use of high-yield debt securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not, therefore, provide an accurate indication of future performance of the high-yield debt securities market, particularly during periods of economic recession.

         Expenses incurred in recovering an investment in a defaulted security may adversely affect the Fund's net asset value. Moreover, the reduced liquidity of the secondary market for such securities may adversely affect the market price of, and the ability of the Fund to value, particular securities at certain times, thereby making it difficult to make specific valuation determinations.

CORPORATE BOND RATINGS

         The ratings of fixed-income securities by Moody's and Standard & Poor's are a generally accepted measurement of credit risk. However, they are subject to certain limitations. Ratings are generally based upon historical events and do not necessarily reflect the future. In addition, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

KEY TO MOODY'S CORPORATE RATINGS

         Aaa-Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa-Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A-Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa-Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds of this class.

         B-Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds that are rated Caa are of poor standing. Such issues may be in default, or there may be present elements of danger with respect to principal or interest.

         Ca-Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

KEY TO STANDARD & POOR'S CORPORATE RATINGS

         AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A-Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB, B, CCC, CC AND C-Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation, and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are out-weighed by the large uncertainties or major risk exposures to adverse conditions.

         C1-The rating C1 is reserved for income bonds on which no interest is being paid.

         D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-)-The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                        BERGER INVESTMENT PORTFOLIO TRUST

PART C.           OTHER INFORMATION

Item 23.          Exhibits

                  The Exhibit Index following the signature pages below is incorporated herein by reference.

Item 24.          Persons Controlled by or Under Common Control With Registrant

                  None.

Item 25.          Indemnification

                  Article IX, Section 2 of the Trust Instrument for Berger Investment Portfolio Trust (the "Trust"), of which the Funds are series, provides for indemnification of certain persons acting on behalf of the Trust to the fullest extent permitted by the law. In general, present and former trustees, officers, employees and agents will be indemnified against liability and against all expenses incurred by them in connection with any claim, action, suit or other proceeding (or settlement thereof) in which they become involved by virtue of their Trust office, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust. The Trust also may advance money for these expenses, provided that the trustees, officers, employees or agents undertake to repay the Trust if their conduct is later determined to preclude indemnification. The Trust has the power to purchase insurance on behalf of its trustees, officers, employees and agents, whether or not it would be permitted or required to indemnify them for any such liability under the Trust Instrument or applicable law, and the Trust has purchased and maintains an insurance policy covering such persons against certain liabilities incurred in their official capacities.

Item 26.          Business and Other Connections of Investment Adviser

                  The business of Janus Capital Management LLC ("JCM"), parent company of Berger Financial Group LLC, and interim adviser to certain of the Berger Funds, is described in the Registration Statement filed under the Janus Investment Fund on February 22, 2002, effective February 25, 2002. Business backgrounds of the principal executive officers and directors of JCM are included under "Officers and Trustees" in the Statements of Additional Information included in that Registration Statement. The remaining principal executive officers of the interim investment adviser and their positions with the adviser and affiliated entities are as follows: Robin C. Beery is Vice President and Chief Marketing Officer of Janus Capital Management LLC; President and Director of The Janus Foundation; and Vice President and Chief Marketing Officer of Janus Capital Group Inc.; R. Timothy Hudner is Vice President and Chief Operations Officer of Janus Capital Management LLC; Vice President and Chief Operations Officer of Janus Capital Group Inc.; and President of Janus Services LLC; Mark B. Whiston is Chief Executive Officer and President of Janus Capital Management LLC; Chief Executive Officer and President of Janus Capital Group Inc.; President of Janus Distributors LLC; Co-Chief Executive Officer and President of Janus Capital International LLC; President and Director of Janus International (Asia) Limited; President, Director and Chairman of Janus International Limited; President of Janus Institutional Services LLC; Director of Janus Capital Trust Management Limited; Director of Janus World Funds Plc.; and Director of Janus World Principal Protected Funds. The principal address of the businesses referenced is: 100 Fillmore Street, Denver, Colorado 80206-4928.

                  The business of Berger Financial Group LLC ("BFG"), the investment adviser to certain of the Berger Funds, is described in the Prospectus under the heading "Organization of the Fund -- Investment Managers" and in the Statement of Additional Information in Section 4, which are included in this Registration Statement. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are included under "Management of the Fund" in the Statement of Additional Information included in this Registration Statement. The remaining principal executive officers of the investment adviser and their positions with the adviser and affiliated entities (if applicable) are: Lisa M. Steele is Vice President-Operations of BFG and, formerly, Senior Vice President-Transfer Agency of Janus Service Corporation; Ken Long is Vice President of BFG and, formerly, with Advanced Strategies Research Group at Barclays Global Investors; and Julie DiIorio is Vice President-Trading of BFG and, formerly, Vice President-Head of Domestic Equity Trading of Founders Asset Management. The address of businesses referenced include: BFG and Berger Distributors LLC at 210 University Boulevard, Denver, Colorado 80206.

                  The business of Bay Isle Financial LLC ("Bay Isle"), the sub-adviser to the Berger Information Technology Fund and Berger Small Cap Value Fund II, is described in the Prospectus and in Section 4 in the Statement of Additional Information, which are included in this Registration Statement. Information relating to the officers and directors of Bay Isle (current and for the past two years) is as follows: William F. K. Schaff is the President and Chief Investment Officer; and Gary G. Pollock is the Executive Vice President and Chief Operating Officer. The address of the business referenced is: 475 14th Street, Suite 550, Oakland, California 94612.

                  The business of Perkins, Wolf, McDonnell & Company ("PWM"), the sub-adviser to the Berger Mid Cap Value Fund, is also described in the Prospectus and in Section 4 of the Statement of Additional Information, which are included in this Registration Statement. Information relating to the officers and directors of PWM (current and for the past two years) is as follows: Robert H. Perkins is the President and Chief Investment Officer of PWM; and Greg E. Wolf is the Treasurer and Chief Operating Officer of PWM. The address of the business referenced is: 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604.

Item 27.          Principal Underwriters

                  (a) Investment companies for which the Fund's principal underwriter also acts as principal underwriter, depositor or investment adviser:

         Berger Growth Fund, Inc.
         Berger Large Cap Growth Fund, Inc.
         Berger Investment Portfolio Trust
            -   Berger Mid Cap Growth Fund
            -   Berger Small Company Growth Fund
            -   Berger Information Technology Fund
            -   Berger Mid Cap Value Fund
            -   Berger Small Cap Value Fund II
            -   Berger Balanced Fund
         Berger Omni Investment Trust
            -   Berger Small Cap Value Fund
         Berger Institutional Products Trust
            -   Berger IPT - Growth Fund
            -   Berger IPT - Large Cap Growth Fund
            -   Berger IPT - Small Company Growth Fund
            -   Berger IPT - International Fund
         Berger Worldwide Funds Trust
            -   Berger International Fund
            -   International Equity Fund
            -   Berger International CORE Fund

                    (b)    For Berger Distributors LLC:

--------------------------------------------------------------------------------------------------------------------
     Name                                   Positions and                           Positions and
                                             Offices with                            Offices with
                                             Underwriter                              Registrant
--------------------------------------------------------------------------------------------------------------------
Anthony R. Bosch                   President, CEO, Manager and Chief         Vice President
                                   Compliance Officer
--------------------------------------------------------------------------------------------------------------------
Brian S. Ferrie                    Vice President, Chief Financial Officer   Vice President
                                   and Treasurer
--------------------------------------------------------------------------------------------------------------------
Janice M. Teague                   Vice President and Secretary              Vice President and Assistant Secretary
--------------------------------------------------------------------------------------------------------------------
Andrew J. Iseman                   Manager                                   Vice President
--------------------------------------------------------------------------------------------------------------------
Sue Vreeland                       Assistant Secretary                       Secretary
--------------------------------------------------------------------------------------------------------------------

                    The principal business address of each of the persons in the table above is 210 University Blvd., Denver, Colorado 80206.

                    (c)    Not applicable.

Item 28.            Location of Accounts and Records

                    The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained as follows:

                    (a) Shareholder records are maintained by the Registrant's transfer agent, DST Systems, Inc., P.O. Box 219958, Kansas City, Missouri 64121;

                    (b) Accounting records relating to cash and other money
                        balances; asset, liability, reserve, capital, income and expense accounts; portfolio securities; purchases and sales; and brokerage commissions are maintained by the Registrant's Recordkeeping and Pricing Agent, State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171. Other records of the Registrant relating to purchases and sales; the Declaration of Trust; minute books and other trust records; brokerage orders; performance information and other records are maintained at the offices of the Registrant at 210 University Boulevard, Denver, Colorado 80206.

                    (c) Certain records relating to day-to-day portfolio
                        management of JCM, as interim investment adviser to certain Berger Funds, are kept at the offices of Janus Capital Management LLC, 100 Fillmore Street, Denver, Colorado 80206-4928.

                    (d) Certain records relating to day-to-day portfolio
                        management of the Berger Mid Cap Value Fund are kept at the offices of its sub-adviser, Perkins, Wolf, McDonnell & Company, 310 S. Michigan Avenue, Suite 2600, Chicago, Illinois 60604.

                    (e) Certain records relating to day-to-day portfolio
                        management of the Berger Information Technology Fund and Berger Small Cap Value Fund II are kept at the offices of its sub-adviser, Bay Isle Financial LLC, 475 14th Street, Suite 550, Oakland, California 94612.

Item 29.            Management Services

                    The Registrant has no management-related service contract that is not discussed in Parts A and B of this form.

Item 30.            Undertakings

                    Not applicable.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and County of Denver, and State of Colorado, on the 28th day of January, 2003.


                                   BERGER INVESTMENT PORTFOLIO TRUST
                                   (Registrant)

                                   By /s/ Jack R. Thompson
                                     -------------------------------------------
                                     Name: Jack R. Thompson
                                          --------------------------------------
                                     Title: President
                                           -------------------------------------


                    Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       Signature                                        Title                                                 Date
       ---------                                        -----                                                 ----
/s/ Jack R. Thompson                               President (Principal                                   January 28, 2003
---------------------------------                  Executive Officer)
Jack R. Thompson                                   and Trustee


/s/ Brian S. Ferrie                                Vice President (Principal                              January 28, 2003
---------------------------------------            Financial Officer)
Brian S. Ferrie



/s/ John A. Paganelli                              Vice President and Treasurer                           January 28, 2003
------------------------------------               (Principal Accounting
John A. Paganelli                                  Officer)



Dennis E. Baldwin*                                 Trustee                                                January 28, 2003
--------------------------------
Dennis E. Baldwin



Katherine A. Cattanach*                            Trustee                                                January 28, 2003
--------------------------------
Katherine A. Cattanach



Paul R. Knapp*                                     Trustee                                                January 28, 2003
--------------------------------
Paul R. Knapp

       Signature                                        Title                                                 Date
       ---------                                        -----                                                 ----
Harry T. Lewis, Jr.*                               Trustee                                                January 28, 2003
--------------------------------
Harry T. Lewis, Jr.



Michael Owen*                                      Trustee                                                January 28, 2003
--------------------------------
Michael Owen



William Sinclaire*                                 Trustee                                                January 28, 2003
--------------------------------
William Sinclaire



Albert C. Yates*                                   Trustee                                                January 28, 2003
--------------------------------
Albert C. Yates



*By:/s/  Jack R. Thompson
    ----------------------------
Jack R. Thompson
Attorney-in-fact

                        BERGER INVESTMENT PORTFOLIO TRUST
                                  EXHIBIT INDEX

N-1A                                EDGAR
Exhibit                             Exhibit
No.                                 No.                                Name of Exhibit
-------------                       ----------                         --------------------------
(1)     Exhibit       23(a)                                            Trust Instrument
(2)     Exhibit       23(b)                                            Bylaws
        Exhibit       23(c)                                            Not applicable
(3)     Exhibit       23(d)-1                                          Form of Investment Advisory Agreement for
                                                                       Berger Small Company Growth Fund
(29)    Exhibit       23(d)-1a                                         Form of Amendment to Berger Small Company
                                                                       Growth Fund Investment Advisory Agreement
*       Exhibit       23(d)-1b      EX-99B.23(d)-1b                    Form of Interim Investment Advisory
                                                                       Agreement to Berger Small Company Growth
                                                                       Fund
(4)     Exhibit       23(d)-2                                          Form of Investment Advisory Agreement for
                                                                       Berger New Generation Fund
(29)    Exhibit       23(d)-2a                                         Form of Amendment to Berger New Generation
                                                                       Fund Investment Advisory Agreement
(5)     Exhibit       23(d)-3                                          Form of Investment Advisory Agreement for
                                                                       Berger Balanced Fund
(29)    Exhibit       23(d)-3a                                         Form of Amendment to Berger Balanced Fund
                                                                       Investment Advisory Agreement
*       Exhibit       23(d)-3b      EX-99B.23(d)-3b                    Form of Interim Investment Advisory
                                                                       Agreement to Berger Balanced Fund
(6)     Exhibit       23(d)-4                                          Form of Investment Advisory Agreement for
                                                                       Berger Select Fund
(29)    Exhibit       23(d)-4a                                         Form of Amendment to Berger Select Fund
                                                                       Investment Advisory Agreement
(7)     Exhibit       23(d)-5                                          Form of Investment Advisory Agreement for
                                                                       Berger Mid Cap Growth Fund
(29)    Exhibit       23(d)-5a                                         Form of Amendment to Mid Cap Growth Fund
                                                                       Investment Advisory Agreement
*       Exhibit       23(d)-5b      EX-99B.23(d)-5b                    Form of Interim Investment Advisory
                                                                       Agreement to Mid Cap Growth Fund
(8)     Exhibit       23(d)-6                                          Form of Investment Advisory Agreement for
                                                                       Berger Mid Cap Value Fund
(29)    Exhibit       23(d)-6a                                         Form of Amendment to Mid Cap Value Fund
                                                                       Investment Advisory Agreement
(9)     Exhibit       23(d)-7                                          Form of Sub-Advisory Agreement for Berger
                                                                       Mid Cap Value Fund
(27)    Exhibit       23(d)-8                                          Form of Investment Advisory Agreement for
                                                                       Berger Information Technology Fund

N-1A                                EDGAR
Exhibit                             Exhibit
No.                                 No.                                Name of Exhibit
-------------                       ----------                         --------------------------
(29)    Exhibit       23(d)-8a                                         Form of Amendment to Berger Information
                                                                       Technology Fund Investment Advisory
                                                                       Agreement
(27)    Exhibit       23(d)-9                                          Form of Sub-Advisory Agreement for Berger
                                                                       Information Technology Fund
(33)    Exhibit       23(d)-9a                                         Form of Amendment to Sub-Advisory
                                                                       Agreement for Berger Information
                                                                       Technology Fund
(33)    Exhibit       23(d)-10                                         Form of Investment Advisory Agreement for
                                                                       Berger Large Cap Value Fund
(35)    Exhibit       23(d)-11                                         Form of Investment Advisory Agreement for
                                                                       Berger Small Cap Value Fund II
(35)    Exhibit       23(d)-12                                         Form of Sub-Advisory Agreement for Berger
                                                                       Small Cap Value Fund II
(37)    Exhibit       23(d)-13                                         Form of Sub-Advisory Agreement for Berger
                                                                       Large Cap Value Fund
(10)   Exhibit        23(e)                                            Form of Distribution Agreement between the
                                                                       Trust and Berger Distributors LLC
(33)   Exhibit        23(e)-1                                          Form of Amendment to Distribution
                                                                       Agreement between the Trust and Berger
                                                                       Distributors LLC
       Exhibit        23(f)                                            Not applicable
(11)   Exhibit        23(g)-1                                          Form of Custody Agreement
(32)   Exhibit        23(g)-1a                                         Form of Assignment from IFTC to State Street
(32)   Exhibit        23(g)-1b                                         Form of Amendment to Custody Agreement for
                                                                       Foreign Custody
(33)   Exhibit        23(g)-1c                                         Form of Global and Domestic Custody Fee Schedule
(32)   Exhibit        23(g)-2                                          Form of Retirement Custody Agreement
(33)   Exhibit        23(g)-2a                                         Form of Amendment to Retirement Plan
                                                                       Custody Agreement
(34)   Exhibit        23(g)-2b                                         Form of 2nd Amendment to Retirement Plan
                                                                       Custody Agreement
(12)   Exhibit        23(h)-1                                          Form of Administrative Services Agreement
                                                                       for Berger Small Company Growth Fund
(29)    Exhibit       23(h)-1a                                         Form of Amendment to Berger Small Company
                                                                       Growth Fund Administrative Services
                                                                       Agreement
(13)   Exhibit        23(h)-2                                          Form of Administrative Services Agreement
                                                                       for Berger New Generation Fund
(29)   Exhibit        23(h)-2a                                         Form of Amendment to Berger New Generation
                                                                       Fund Administrative Services Agreement
(14)   Exhibit        23(h)-3                                          Form of Administrative Services Agreement
                                                                       for Berger Balanced Fund
(29)   Exhibit        23(h)-3a                                         Form of Amendment to Berger Balanced Fund
                                                                       Administrative Services Agreement
(15)   Exhibit        23(h)-4                                          Form of Administrative Services Agreement
                                                                       for Berger Select Fund

N-1A                                EDGAR
Exhibit                             Exhibit
No.                                 No.                                Name of Exhibit
-------------                       ----------                         --------------------------
(29)   Exhibit        23(h)-4a                                         Form of Amendment to Berger Select Fund
                                                                       Administrative Services Agreement
(16)   Exhibit        23(h)-5                                          Form of Administrative Services Agreement
                                                                       for Berger Mid Cap Growth Fund
(29)   Exhibit        23(h)-5a                                         Form of Amendment to Berger Mid Cap Growth
                                                                       Fund Administrative Services Agreement
(17)   Exhibit        23(h)-6                                          Form of Administrative Services Agreement
                                                                       for Berger Mid Cap Value Fund
(29)   Exhibit        23(h)-6a                                         Form of Amendment to Mid Cap Value Fund
                                                                       Administrative Services Agreement
(18)   Exhibit        23(h)-7                                          Form of Recordkeeping and Pricing Agent
                                                                       Agreement
(32)   Exhibit        23(h)-7a                                         Form of Assignment of Recordkeeping and
                                                                       Pricing Agent Agreement from IFTC to SSB
(33)   Exhibit        23(h)-7b                                         Form of Fee Schedule for Recordkeeping and Pricing
(19)   Exhibit        23(h)-8                                          Form of Agency Agreement
(32)   Exhibit        23(h)-8a                                         Form of Assignment of Agency Agreement
                                                                       from IFTC to DST
(27)   Exhibit        23(h)-9                                          Form of Administrative Services Agreement
                                                                       for the Berger Information Technology Fund
(29)   Exhibit        23(h)-9a                                         Form of Amendment to Berger Information
                                                                       Technology Fund Administrative Services
                                                                       Agreement
(32)   Exhibit        23(h)-10                                         Form of Securities Lending Agreement
(33)   Exhibit        23(h)-11                                         Form of Administrative Services Agreement
                                                                       for the Berger Large Cap Value Fund
(33)   Exhibit        23(h)-12                                         Form of Line of Credit Agreement
(35)   Exhibit        23(h)-13                                         Form of Administrative Services Agreement
                                                                       for the Berger Small Cap Value Fund II
(35)   Exhibit        23(h)-14                                         Expense Reimbursement Agreement for Berger
                                                                       Small Cap Value Fund II
(35)   Exhibit        23(h)-15                                         Form of Shareholder Services Agreement for
                                                                       the Service Shares of the Berger Small Cap
                                                                       Value Fund II
(35)   Exhibit        23(h)-16                                         Form of Shareowner Servicing Agreement
(37)   Exhibit        23(h)-17                                         Expense Reimbursement Agreement for Berger
                                                                       Mid Cap Value Fund
(27)   Exhibit        23(i)-1                                          Opinion and consent of Davis, Graham &
                                                                       Stubbs LLP (relating to the Berger
                                                                       Information Technology Fund)
(28)    Exhibit       23(i)-2                                          Opinion and consent of Davis, Graham &
                                                                       Stubbs LLP (relating to the Berger New
                                                                       Generation Fund -- Institutional Shares
                                                                       and the Berger Small Company Growth Fund
                                                                       -- Institutional Shares)
(33)    Exhibit       23(i)-3                                          Opinion and consent of Davis, Graham &
                                                                       Stubbs LLP (relating to the Berger Large
                                                                       Cap Value Fund)

N-1A                                EDGAR
Exhibit                             Exhibit
No.                                 No.                                Name of Exhibit
-------------                       ----------                         --------------------------
(35)    Exhibit       23(i)-4                                          Opinion and consent of Davis, Graham &
                                                                       Stubbs LLP (relating to the Berger Small
                                                                       Cap Value Fund II)
(37)    Exhibit       23(i)-5                                          Opinion and consent of Davis, Graham &
                                                                       Stubbs LLP (relating to the Berger Mid Cap
                                                                       Value Fund - Institutional Shares)
*       Exhibit       23(j)         EX-99B.23(j)                       Consent of PricewaterhouseCoopers LLP
        Exhibit       23(k)                                            Not applicable
(20)    Exhibit       23(l)                                            Investment Letter from Initial Stockholder
(21)    Exhibit       23(m)-1                                          Form of Rule 12b-1 Plan for Berger Small
                                                                       Company Growth Fund
(22)    Exhibit       23(m)-2                                          Form of Rule 12b-1 Plan for Berger New
                                                                       Generation Fund
(23)    Exhibit       23(m)-3                                          Form of Rule 12b-1 Plan for Berger Balanced Fund
(24)    Exhibit       23(m)-4                                          Form of Rule 12b-1 Plan for Berger Select
                                                                       Fund
(25)    Exhibit       23(m)-5                                          Form of Rule 12b-1 Plan for Berger Mid Cap
                                                                       Growth Fund
(26)    Exhibit       23(m)-6                                          Form of Rule 12b-1 Plan for Berger Mid Cap
                                                                       Value Fund
(27)    Exhibit       23(m)-7                                          Form of Rule 12b-1 Plan for the Investor
                                                                       Shares of the Berger Information
                                                                       Technology Fund
(28)    Exhibit       23(m)-8                                          Amended and Restated Rule 12b-1 Plan for
                                                                       the Investor Shares of the Berger Small
                                                                       Company Growth Fund
(28)    Exhibit       23(m)-9                                          Amendment and Restated Rule 12b-1 Plan for
                                                                       the Investor Shares of the Berger New
                                                                       Generation Fund
(33)    Exhibit       23(m)-10                                         Form of 12b-1 Plan for the Investor Shares
                                                                       of the Berger Large Cap Value Fund
(35)    Exhibit       23(m)-11                                         Form of 12b-1 Plan for the Investor Shares
                                                                       of the Berger Small Cap Value Fund II
(35)    Exhibit       23(m)-12                                         Form of 12b-1 Plan for the Service Shares
                                                                       of the Berger Small Cap Value Fund II
(37)    Exhibit       23(m)-13                                         Amended and Restated Rule 12b-1 Plan for
                                                                       the Investor Shares of the Berger Mid Cap
                                                                       Value Fund
(27)    Exhibit       23(o)-1                                          Form of Rule 18f-3 Plan for the Berger
                                                                       Information Technology Fund
(28)    Exhibit       23(o)-2                                          Form of Rule 18f-3 Plan for the Berger
                                                                       Small Company Growth Fund
(28)    Exhibit       23(o)-3                                          Form of Rule 18f-3 Plan for the Berger New
                                                                       Generation Fund
(33)    Exhibit       23(o)-4                                          Form of Rule 18f-3 Plan for the Berger
                                                                       Large Cap Value Fund
(35)    Exhibit       23(o)-5                                          Form of Rule 18f-3 Plan for the Berger
                                                                       Small Cap Value Fund II

N-1A                                EDGAR
Exhibit                             Exhibit
No.                                 No.                                Name of Exhibit
-------------                       ----------                         --------------------------
(37)    Exhibit       23(o)-6                                          Form of Rule 18f-3 Plan for the Berger Mid
                                                                       Cap Value Fund
(29)    Exhibit       23(p)-1                                          Code of Ethics of the Berger Funds
(33)    Exhibit       23(p)-1a                                         Amended Code of Ethics of the Berger Funds
(30)    Exhibit       23(p)-2                                          Code of Ethics of Berger LLC
(32)    Exhibit       23(p)-2a                                         Amended Code of Ethics of Berger LLC
(33)    Exhibit       23(p)-2b                                         Amended Code of Ethics of Berger LLC
(36)    Exhibit       23(p)-2c                                         Amended Code of Ethics of Berger Financial
                                                                       Group LLC
(31)    Exhibit       23(p)-3                                          Code of Ethics of Berger Distributors LLC
(33)    Exhibit       23(p)-3a                                         Amended Code of Ethics of Berger
                                                                       Distributors LLC
(36)    Exhibit       23(p)-3b                                         Amended Code of Ethics of Berger
                                                                       Distributors LLC
(32)    Exhibit       23(p)-4                                          Code of Ethics for Perkins, Wolf,
                                                                       McDonnell and Company
(32)    Exhibit       23(p)-5                                          Code of Ethics for Bay Isle Financial
                                                                       Corporation
(36)    Exhibit       23(p)-5a                                         Code of Ethics for Bay Isle Financial LLC
(38)    Exhibit       23(p)-6                                          Code of Ethics of Janus Capital Management LLC

---------------------------
* Filed herewith

Filed previously as indicated below and incorporated herein by reference:
(1) Filed as Exhibit 1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.
(2) Filed as Exhibit 2 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.
(3) Filed as Exhibit 5.1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.
(4) Filed as Exhibit 5.2 with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, filed February 23, 1996.
(5) Filed as Exhibit 5.3 with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, filed August 28, 1997.
(6) Filed as Exhibit 5.4 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.
(7) Filed as Exhibit 5.5 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.
(8) Filed as Exhibit 5.6 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.
(9) Filed as Exhibit 5.7 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.
(10) Filed as Exhibit 6 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.
(11) Filed as Exhibit 8 with Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A, filed November 27, 1995.
(12) Filed as Exhibit 9.2.1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.
(13) Filed as Exhibit 9.2.2 with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, filed February 23, 1996.

(14) Filed as Exhibit 9.2.3 with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, filed August 28, 1997.
(15) Filed as Exhibit 9.2.4 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.
(16) Filed as Exhibit 9.2.5 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.
(17) Filed as Exhibit 9.2.6 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.
(18) Filed as Exhibit 9.3 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.
(19) Filed as Exhibit 9.4 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.
(20) Filed as Exhibit 10 with Post-Effective Amendment No. 16 to the Registrant's Registration Statement on Form N-1A, filed June 16, 1998.
(21) Filed as Exhibit 13 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.
(22) Filed as Exhibit 15.1 with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed April 30, 1998.
(23) Filed as Exhibit 15.2 with Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, filed February 23, 1996.
(24) Filed as Exhibit 15.3 with Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A, filed August 28, 1997.
(25) Filed as Exhibit 15.4 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.
(26) Filed as Exhibit 15.5 with Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A, filed December 31, 1997.
(27) Filed as Exhibit number listed with Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A, filed April 16, 1999.
(28) Filed as Exhibit number listed with Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A, filed June 15, 1999.
(29) Filed as Exhibit number listed with Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A, filed January 28, 2000.
(30) Filed as Exhibit number listed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Berger Institutional Products Trust, filed April 28, 2000.
(31) Filed as Exhibit number listed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Berger Institutional Products Trust, filed April 28, 2000.
(32) Filed as Exhibit number listed with Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A, filed January 26, 2001.
(33) Filed as Exhibit number listed with Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A, filed September 27, 2001.
(34) Filed as Exhibit number listed with Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A, filed January 28, 2002.
(35) Filed as Exhibit number listed with Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A, filed March 25, 2002.
(36) Filed as Exhibit number listed with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Berger Institutional Products Trust, filed April 30, 2002.
(37) Filed as Exhibit number listed with Post-Effective Amendment No. 56 to the Registrant's Registration Statement on Form N-1A, filed May 16, 2002.
(38) Filed as Exhibit 15(d) with Post-Effective Amendment No. 105 to the Registration Statement on Form N-1A of the Janus Investment Fund, filed on December 13, 2002.